As filed with the Securities and Exchange Commission on December 29, 2014

Registration Nos. 333-177618 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number:	☐
Post-Effective Amendment Number: 5	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 104	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel — Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on December 31, 2014 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Flexible Premium Variable Annuity

The prospectus contained in this post-effective amendment is not intended to supersede the prospectus contained in the post-effective to this registration statement previously filed on April 25, 2014.

December 31, 2014

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes the Pinnacle V (post 1-1-12) flexible premium variable annuity contract and the Investment Options available under the contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to this contract that includes a Statement of Additional Information (SAI) dated December 31, 2014, material incorporated by reference and information about Separate Account I and National Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04846 and 333-177618).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  You also may obtain information about the annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

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You may invest your contributions in any of the Investment Options listed below.

American Funds Insurance Series

American Funds I.S. Global Growth Fund, Class 4

American Funds I.S. Growth Fund, Class 4

American Funds I.S. Growth-Income Fund, Class 4

American Funds I.S. Managed Risk Asset Allocation Fund, Class P2

American Funds I.S. New World Fund, Class 4

BlackRock Variable Series Funds, Inc., Class III

BlackRock Capital Appreciation V.I. Fund

BlackRock Global Allocation V.I. Fund

Columbia Funds Variable Portfolios

Columbia VP — Mid Cap Value Opportunity Fund, Class 1

Columbia VP — Small Cap Value Fund, Class 2

Deutsche Investments VIT Funds, Class B

Deutsche Small Cap Index VIP Fund

Fidelity® Variable Insurance Products, Service Class 2

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafundâ Portfolio

Fidelity VIP Disciplined Small Cap Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Freedom 2010 Portfolio(1)

Fidelity VIP Freedom 2015 Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2025 Portfolio

Fidelity VIP Freedom 2030 Portfolio(2)

Fidelity VIP Growth Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Target Volatility Portfolio

Franklinâ Templetonâ VIP Trust, Class 2

Franklin Growth and Income VIP Fund

Franklin Income VIP Fund

Franklin Large Cap Growth VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Small Cap Value VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund

INVESCO (AIM) Variable Insurance Funds, Series II

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Comstock Fund

Invesco V.I. International Growth Fund

(Morgan Stanley) The Universal Institutional Funds, Inc., Class II

Morgan Stanley UIF Emerging Markets Debt Portfolio

Morgan Stanley UIF Emerging Markets Equity Portfolio

Morgan Stanley UIF U.S. Real Estate Portfolio

Northern Lights Variable Trust, Class 3

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust, Advisor Class

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Rydex Variable Trust (Guggenheim Variable Insurance Funds)

Guggenheim VT Global Managed Futures Strategy Fund

Guggenheim VT Long Short Equity Fund

Guggenheim VT Multi-Hedge Strategies Fund(3)

Touchstone® Variable Series Trust

Touchstone VST Active Bond Fund

Touchstone VST Baron Small Cap Growth Fund

Touchstone VST High Yield Fund

Touchstone VST Large Cap Core Equity Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Money Market Fund

Touchstone VST Third Avenue Value Fund

Touchstone VST Aggressive ETF Fund

Touchstone VST Conservative ETF Fund

Touchstone VST Moderate ETF Fund

Fixed Accounts

Guaranteed Rate Options(2)

Systematic Transfer Options(2)

(1)         Fund available in contracts purchased before May 1, 2013

(2)         Fund not available with optional Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus Riders

(3)         Fund available in contracts purchased before May 1, 2012

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock. National Integrity’s variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuities.

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Abandoned or Unclaimed Property	42
Part 6 - Optional Benefits	43
Guaranteed Lifetime Income Advantage Rider (GLIA)	43
Guaranteed Lifetime Income Advantage Plus Rider (GLIA Plus)	51
Part 7 - Voting Rights	59
How Portfolio Shares Are Voted	59
How We Determine Your Voting Shares	59
Part 8 - Tax Aspects of the Contract	59
Introduction	59
Your Contract is an Annuity	60
Taxation of Annuities Generally	60
Tax Treatment of Living Benefits	61
Tax-Favored Retirement Programs	61
Federal and State Income Tax Withholding	62
Tax Status of the Company	62
Transfers Among Investment Options	62
Part 9 - Additional Information	63
Systematic Withdrawal Program	63
Income Plus Withdrawal Program	63
Choices Plus Required Minimum Distribution (RMD) Program	63
Dollar Cost Averaging Program	64
Systematic Transfer Program	64
Customized Asset Rebalancing Program	65
Systematic Contributions Program	65
Legal Proceedings	65
Table of Contents of Statement of Additional Information	66
Appendices	67
Appendix A — Financial Information for Separate Account I of National Integrity (Pinnacle V)	67
Appendix B — Withdrawal Charge Examples	80
Appendix C — Illustration of a Market Value Adjustment	82
Appendix D — Parties to the Contract and Guide to Spousal Continuation	84
Appendix E-1 — Illustration of Guaranteed Lifetime Income Advantage	86
Appendix E-2 - Illustration of Guaranteed Lifetime Income Advantage Plus	92
Appendix F — Total Annual Portfolio Operating Expense Table	99

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date.

Benefit Base— the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional Contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional Contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

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Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Riders.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit, before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - the larger of your Bonus Base or your Step-Up Base.

Bonus Base - until a Bonus is applied, the Bonus Base is the Account Value on the date you purchase the GLIA Rider, plus additional Contributions, less Adjusted Nonguaranteed Withdrawals.  After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is equal to the Bonus Base immediately before the Bonus is applied, plus the Bonus amount, plus additional Contributions received after the date of the Bonus; less Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Step-Up Base - until a Step-Up is applied, the Step-Up Base is the Account Value on the date you purchase the GLIA Rider, plus additional Contributions, less Adjusted Nonguaranteed Withdrawals.  After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is equal to the Step-Up Base immediately before the Step-Up is applied, plus the Step-Up amount, plus additional Contributions received after the date of the Step-Up, less Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be

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transferred from the STO into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio (a mutual fund in which a Variable Account Option invests) operating expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge (assessed on the Payment Base)(5)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (assessed on the Payment Base)(5)	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus - Individual or Spousal Rider Charge (assessed on the Benefit Base)(6)	2.00%	1.35%
Highest Possible Total Separate Account Annual Expenses(6)	3.55%	2.90%

(1)  State premium taxes currently range from 0 to 3.5%.

(2)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(3)  This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(4)  This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(5)  See Part 6.

(6)  You may elect only one of these optional benefits: Individual Guaranteed Lifetime Income Advantage, Spousal Guaranteed Lifetime Income Advantage or Guaranteed Lifetime Income Advantage Plus.  Therefore, the highest possible total separate account annual expenses reflect the election of the optional Guaranteed Lifetime Income Advantage Plus Rider.  The charge provided is as of the Contract Date.

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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.35%                                            Maximum: 2.34% (for contracts purchased on or after May 1, 2012)

Minimum: 0.35%                                            Maximum: 2.63% (for contracts purchased before May 1, 2012)

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses, plus the maximum cost of the GLIA Plus Rider.  If the current cost of the GLIA Plus Rider were used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you purchased your contract and surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,349	$2,469	$3,617	$6,770

If you keep your contract in force or select an Annuity Benefit (period periodic payments beginning on your Retirement Date) with a life contingency at the end of the applicable:

1 year	3 years	5 years	10 years
$649	$1,969	$3,317	$6,770

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you purchased your contract on or after May 1, 2012 and surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,135	$1,812	$2,500	$4,469

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If you purchased your contract on or after May 1, 2012 and keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$435	$1,312	$2,200	$4,469

If you purchased your contract before May 1, 2012 and surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,165	$1,898	$2,639	$4,717

If you purchased your contract before May 1, 2012 and you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$465	$1,398	$2,339	$4,717

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.”  Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  An investment in any of the Variable Account Options, which are Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

·                  To contribute, transfer and withdraw money.  See Part 5

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·                  To invest in the Investment Options, which are the Variable Account Options and Fixed Accounts available under the contract.  See Part 3

·                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

·                  To elect any optional benefit available at the time you purchase the annuity contract.  See Part 6.

·                  To name the Annuitant.

·                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant; See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

·                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract.  Upon the death of the owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code (the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service).

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value, which is the value of your contract and consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts (Guaranteed Rate Options and the Systematic Transfer Option) is guaranteed, subject to any applicable Market Value Adjustments (MVAs) that apply to the Guarantee Rate Options.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs to your Guaranteed Rate Options.  A Guaranteed Rate Option (GRO) is a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.  A Guarantee Period is the length of time from the date of your contribution into a GRO until the GRO matures.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLIA Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. (The Administrative Office is National Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202.)  You may also call us at 1-800-433-1778.  You are required to use this address to make requests and give instructions about your annuity contract.)  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be

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more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  .

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.  A Qualified Annuity is an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  We do not provide tax advice.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations.”  Examples of insurance obligations are death benefits greater than the Account Value or income payments under a GLIA Rider after your Account Value is exhausted.  If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed

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to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of the federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options.  We may:

·                  combine the Separate Account with any other separate account we own;

·                  transfer assets of the Separate Account to another separate account we own;

·                  add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

·                  register or end the registration of the Separate Account under the 1940 Act;

·                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

·                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;  this may only arise if there is a change in current SEC rules;

·                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

·                 operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

·                  make any changes required by the 1940 Act or other federal securities laws;

·                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

·                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase a GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-433-1778.

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American Funds Insurance Series®

Each fund is a series of the American Funds Insurance Series.  Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each American Fund Insurance Series fund’s prospectus carefully before investing.

American Funds I.S. Global Growth Fund

The fund seeks long-term growth of capital.  The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth.  Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the fund focuses on investment in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.  The advisor uses fundamental analysis in seeking to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities.

American Funds I.S. Growth Fund

The fund seeks growth of capital.  The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.  The advisor uses fundamental analysis in seeking to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities.

American Funds I.S. Growth-Income Fund

The fund seeks long-term growth of capital and income.  The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.  The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.  The advisor uses fundamental analysis in seeking to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities.

American Funds I.S. Managed Risk Asset Allocation Fund

The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.  The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.  Under normal market conditions, the underlying fund’s advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.  The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.  In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the adviser or unrated but determined to be of equivalent quality by the adviser and sometimes referred to as junk bonds).

American Funds I.S. New World Fund

The fund seeks long-term capital appreciation.  The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation.  The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the adviser or unrated but determined to be of equivalent quality by the adviser and sometimes referred to as junk bonds), with exposure to these countries.  Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of

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issuers primarily based in qualified countries that have developing economies and/or markets.  The investment advisor uses fundamental analysis in seeking to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock Investment Management, LLC, is the sub-advisor to each fund and is located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The fund seeks long-term growth of capital.  The fund invests in a diversified portfolio primarily consisting of common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  To a lesser extent, the fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies.  The fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock.

BlackRock Global Allocation V.I. Fund

The fund seeks high total investment return.  The fund invests in equity, debt and money market securities.  At any given time the fund may emphasize either debt or equity securities.  In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued.  The fund may buy debt securities of varying maturities and paying a fixed or fluctuating rate of interest, and debt securities of any kind, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.  In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities.  The fund may also invest in real estate investment trusts.  The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest. In addition to investing in foreign securities, the fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives.

Columbia Funds Variable Portfolios

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund is a series of the Columbia Funds Variable Series Trust II.  Columbia Variable Portfolio — Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund

The fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities, generally common stocks, of medium-sized companies that have market capitalizations in the range of the Russell Midcap® Value Index.  The fund may invest up to 20% of its net assets in equity securities of smaller or larger companies.  The fund may invest up to 25% of net assets in foreign investments.  The fund may emphasize one or more economic sectors in selecting its investments.

Columbia Variable Portfolio — Small Cap Value Fund

The fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the Russell 2000 Value Index, which the advisor believes are undervalued and have the potential for long-term growth.  The fund

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may invest up to 20% of total assets in foreign securities.  The fund may also invest in real estate investment trusts.  The fund manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the portfolio.  The fund may emphasize one or more economic sectors in selecting its investments.

Deutsche Investments VIT Funds

The fund is a series of the Deutsche Investments VIT Funds.  Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.  Northern Trust Investment, Inc., 50 South LaSalle Street, Chicago, IL 60603, is sub-advisor for the fund.

Following is a brief description of the fund.  There is no guarantee that a fund will achieve its objectives.  You should read the Deutsche Investments VIT fund’s prospectus carefully before investing.

Deutsche Small Cap Index VIP Fund

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.  Under normal circumstances, the fund invests at least 80% of its assets in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company, located at 82 Devonshire Street, Boston, MA 02109, is the investment advisor to each Portfolio, except VIP Freedom Portfolios and the VIP Target Volatility Portfolio.  The VIP Freedom and Target Volatility Portfolios are advised by Strategic Advisers, Inc., located at 245 Summer Street, Boston, MA 02210.

Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio

The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types, including lower-quality debt securities, maturing in more than one year), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).  The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%) maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  The advisor invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  The advisor invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  The Portfolio invests in domestic and foreign issuers.  With respect to equity investments, the advisor may invest in either growth or value stocks or both.  The advisor uses fundamental analysis to select investments and also invests in Fidelity’s central funds.

Fidelity VIP ContrafundÒ Portfolio

The Portfolio seeks long-term capital appreciation.  The advisor normally invests primarily in common stocks of domestic and foreign issuers, selecting securities of companies whose value it believes are not fully recognized by the public.  The advisor allocates assets across different market sectors, using different Fidelity managers.  The advisor may invest in growth stocks, value stocks or both, using fundamental analysis to select investments.

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Fidelity VIP Disciplined Small Cap Portfolio

The Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers.  The advisor normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P® SmallCap 600 Index.  The advisor invests in either growth stocks, value stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select investments.

Fidelity VIP Equity-Income Portfolio

The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.  The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500®Index.  The advisor normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities.  The advisor invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before 5-1-2013)

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds.  The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2010). The asset allocations are subject to vary +/- 10% subject to the advisors discretion.

Fidelity VIP Freedom 2015 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds.  The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2015). The asset allocations are subject to vary +/- 10% subject to the advisors discretion.

Fidelity VIP Freedom 2020 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds.  The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2020).  The asset allocations are subject to vary +/- 10% subject to the advisors discretion.

Fidelity VIP Freedom 2025 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds.  The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2025). The asset allocations are subject to vary +/- 10% subject to the advisors discretion.

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Fidelity VIP Freedom 2030 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds.  The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2030). The asset allocations are subject to vary +/- 10% subject to the advisors discretion.

Fidelity VIP Growth Portfolio

The Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential.  The advisor uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The Portfolio seeks a high level of current income, while also considering growth of capital.  The advisor normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  The advisor may also invest in non-income producing securities, including defaulted securities and common stocks and may invest in companies that are in troubled or uncertain financial condition.  The advisor uses fundamental analysis to select investments in domestic and foreign issuers.

Fidelity VIP Index 500 Portfolio

The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index.  The advisor normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The advisor may invest in lower-quality debt securities.  The advisor allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  To select investments, the advisor analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities.  The advisor invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio

The Portfolio seeks long-term growth of capital by investing primarily in common stocks of domestic and foreign issuers.  The advisor normally invests at least 80% of assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P® MidCap 400 Index.  The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  The advisor uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The Portfolio seeks long-term growth of capital primarily through investments in common stock.  The advisor normally invests at least 80% of assets in non-U.S. securities.  The advisor allocates investments across countries and regions and uses fundamental analysis to select investments.

Fidelity VIP Target Volatility Portfolio

The Portfolio seeks total return.  The advisor seeks to maintain a target Portfolio volatility of 10% over a one-year period.  While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility.  The advisor normally invests in a combination of underlying Fidelity funds, ETFs,

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and futures, potentially investing up to 30% of total assets in index futures.  To select underlying funds, the advisor uses proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager’s experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund

The fund seeks capital appreciation with current income as a secondary goal.  Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Income VIP Fund

The fund seeks to maximize income while maintaining prospects for capital appreciation.  Under normal market conditions, the fund invests in both equity and debt securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund

The fund seeks capital appreciation.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund

The fund seeks capital appreciation, with income as a secondary goal.  Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund

The fund seeks long-term total return.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

Templeton Foreign VIP Fund

The fund seeks long-term capital growth.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund

The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.  Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund

The fund seeks long-term capital growth.  Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including emerging markets.  The investment advisor is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

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Invesco (AIM) Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment advisor for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund

The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  The fund invests primarily in equity securities of mid- and large-capitalization issuers.  The principal type of equity security in which the fund invests is common stock.  The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth.  The fund may invest up to 20% of its net assets in securities of foreign issuers.

Invesco V.I. American Value Fund

The fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market is in the U.S; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies, but may invest in larger companies.  The principal type of equity securities in which the fund invests is common stock.  The fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts and up to 20% of its net assets in real estate investment trusts.  The fund can invest in derivative instruments, including forward foreign currency contracts, futures contract and options.

Invesco V.I. Comstock Fund

The fund seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers.  The fund may invest up to 10% of its net assets in real estate investment trusts and up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, or depositary receipts.

Invesco V.I. International Growth Fund

The fund seeks long-term growth of capital, by investing primarily in equity securities and depositary receipts of foreign issuers.  The principal types of equity securities in which the fund invests are common and preferred stock.  Under normal circumstances, the fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S.  The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index.  The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.  The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

(Morgan Stanley) The Universal Institutional Funds, Inc.

Each Portfolio is a series of The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

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Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.  The Portfolio’s securities will be denominated primarily in U.S. Dollars, but it may invest, to a lesser extent, in securities denominated in currencies other than U.S. Dollars.  The Portfolio may invest in fixed income securities rated below investment grade or are not rated, but are of equivalent quality.  These fixed income securities are often referred to as high yield securities or junk bonds.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The global strategists of the Portfolio’s investment advisor, and its sub-advisors, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF U.S. Real Estate Portfolio

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.  The Portfolio focuses on real estate investment trusts as well as real estate operating companies that invest in a variety of property types and regions.

Northern Lights Variable Trust

The Portfolio is a series of the Northern Lights Variable Trust.  ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

Following is a brief description of the Portfolio.  There is no guarantee that a Portfolio will achieve its objectives.  You should read the Portfolio’s prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.  The Portfolio is a fund-of-funds that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  The Portfolio’s advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology.  This methodology utilized multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by volatility).  The Portfolio allocates approximately 35% of assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, real estate investment trusts ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each PIMCO fund’s prospectus carefully before investing.

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PIMCO All Asset Portfolio

The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio is a fund-of-funds, normally investing substantially all of its assets in the Institutional Class, or as applicable, Class M shares of any funds of the PIMCO funds and PIMCO Equity Series, affiliated open-end investment companies, except funds-of-funds and shares of any actively-managed funds of the PIMCO ETF Trust.  The Portfolio does not invest directly in stocks or bonds of other issuers.  The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.  Research Affiliates, LLC, 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660 is the sub-advisor to the Portfolio.

PIMCO CommodityRealReturn® Strategy Portfolio

The Portfolio seeks maximum real return consistent with prudent investment management.  “Real Return” equals total return less the estimated cost of inflation.  The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.  The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.  The Portfolio may invest up to 10% of its total assets in high yield securities, also known as junk bonds.  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO Long-Term U.S. Government Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO VIT Low Duration Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest up to 10% of its total assets in high yield securities also known as junk bonds, up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 10% of its total assets in preferred stock.

PIMCO Real Return Portfolio

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest up to 10% of its total assets in high yield securities, also known as junk bonds, and up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock.

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PIMCO Total Return Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio invests primarily in investment-grade debt securities, rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).   The Portfolio, however, may invest up to 10% of its total assets in high yield securities, also known as junk bonds.  The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

Rydex Variable Trust (Guggenheim Variable Insurance Funds)

Each fund is a series of the Rydex Variable Trust.  Securities Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Following is a brief description of the each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund

The fund seeks to generate positive total returns over time.  The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets.  The advisor uses proprietary methods of comparing current prices to historical prices over varying periods to identify trends of varying lengths in these markets.  The advisor will implement the targeted exposures principally through the use of futures, forwards, and swap agreements.  Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in managed futures.  For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary.  Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund

The fund seeks long-term capital appreciation.  The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives giving exposure to different sectors or industries to which the fund is seeking exposure.  The fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The advisor allocates investments to industries and styles according to several measures of momentum.  Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before 5-1-2012)

The Guggenheim VT Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds.  The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary.  Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

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Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Active Bond Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative.  The fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. Dollar or a foreign currency.  Foreign-issued debt may include debt securities of emerging market countries.  Emerging markets countries consists of countries in the JP Morgan Emerging Markets Bond Index Global.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Baron Small Cap Growth Fund

The fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics, are well-managed, have significant long-term growth prospects, significant barriers to competition, and the potential to increase in value at least 100% over the next four or five years.  The fund may focus on specific sectors.  BAMCO, Inc., 767 Fifth Avenue, New York, NY 10153, is the sub-advisor for the fund.

Touchstone VST High Yield Fund

The fund seeks to achieve a high level of current income as its primary goal, with capital appreciation as a secondary consideration.  The fund normally invests at least 80% of its assets in non-investment-grade debt securities, also called junk bonds and considered speculative, issued by domestic corporations.  The sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The fund invests at least 80% of its total assets in common stocks of large-cap companies, defined as companies with market capitalizations in the range of the Russell 1000 Index.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Asset Management, LLC, 101 South Fifth Street, Suite 3100, Louisville, KY 40202 is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The fund normally invests at least 80% of its assets in common stocks of mid-cap U.S. companies, which are defined as companies having a market capitalization in the range represented in the Russell Midcap Index.  The fund invests primarily in stocks of domestic growth companies that the sub-advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. The sub-advisor uses fundamental analysis to identify companies that it believes are reasonably priced with high forecasted earnings potential.  Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111, is the sub-advisor for the fund.

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Touchstone VST Money Market Fund

The fund seeks high current income, consistent with liquidity and stability of principal by investing in U.S. government securities and high-quality money market instruments rated in the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The fund is a money market fund and seeks to maintain a constant share price of $1.00; although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (meaning companies believed to have high-quality assets and a conservative level of liabilities) at a discount relative to what the sub-advisor believes is their intrinsic value.  The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities, including depositary receipts.  The fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets.  Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is the sub-advisor for the fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various exchange-traded funds (ETFs), primarily in series of the iShares® Funds Trust.  Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests.  You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

The underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each underlying ETF that is held by one of the ETF Funds is an index fund, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  Todd Asset Management, LLC, 101 South Fifth Street, Suite 3160, Louisville, KY 40202, is the sub-advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The fund seeks capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the fund’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The fund seeks total return.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the fund’s assets in bonds and 35% in stocks.

Touchstone VST Moderate ETF Fund

The fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the fund’s assets in stocks and 40% in bonds.

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Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the Systematic Transfer Options (STOs), or a non-unitized separate account, which supports the Guaranteed Rate Options (GROs), for this annuity contract.  Our General Account (the account that contains all of our assets other than those held in separate accounts) also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider (a supplement to your contract or additional feature that provides an optional benefit at an additional cost) that are in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available for renewal at any time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced

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rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order (complete information we require to process your application, claim or any request) at our Administrative Office (400 Broadway, Cincinnati, Ohio 45202) before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

·                  For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Touchstone VST Money Market Fund.

If your Account Value is transferred to the Money Market fund, it will be subject to risk of loss, including loss of principal.  If you choose to allow any Account Value in a maturing GRO to go into the Touchstone VST Money Market Fund, you should read the fund’s prospectus and understand the risks before investing.  The Touchstone VST Money Market Fund charges management fees and other expenses that are deducted from the fund.  Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Touchstone VST Money Market Fund, as with all of the Variable Account Options.

·                  For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  The Free Withdrawal Amount is the amount you may withdraw in any Contract Year without paying a withdrawal charge.  No MVA applies to partial

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withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year (a year that starts on your Contract Date or any Contract Anniversary) that exceed any remaining Free Withdrawal Amount. The value after the MVA (Adjusted Account Value) may be higher or lower than the GRO Value.

The MVA we apply to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options (STO)

We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO.  Available STO periods are six months and one year.  All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We do not allow transfers from a STO to a GRO.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than

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anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

Administrative expenses include processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any

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applicable charges on those contributions, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge from:

·       the Death Benefit paid on the death of the Annuitant; or

·     a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary, which occurs once annually on the same day as the Contract Date, with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over at least five years.  (A five-year period certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment using Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  Work is “substantial” if it involves doing significant physical or mental activities or a combination of both.  For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waiver of the withdrawal charge and MVA apply to the owner, not to the Annuitant.  If there are joint owners and either meets the requirements, the waiver will be applied.

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Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., and The Huntington Investment Company.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  We charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

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To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$ 1,000
Minimum additional contribution	$ 100
Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select a GLIA Rider.  See Part 6.  If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or rollover money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units (the measure of your ownership interest in a Variable Account Option) at the Unit Value determined no later than two Business Days (a Business day is any day that the New York Stock Exchange is open) after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed.  You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature.  When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

We will accept additional contributions at any time up to ten years before your Maximum Retirement Date.  We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you

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have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct unit values.  We will put you in the same position you otherwise would have been in.  Depending on the change in unit values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

·                  First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

·                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

·                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

·                  Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

·                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

·      The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

·                   Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

·                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA.  See Part 3.

·                  Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

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If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year.  After this limit is reached, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

·              the contract number

·              the amounts to be transferred, and

·              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day we receive your transfer request in good order at our Administrative Office.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from

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frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                      Prohibited Transfers.  Under normal market conditions, we will refuse to honor the following transfer requests:

·                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

·                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                      Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                      Notification.  We will notify you if your requested transfer is not made.

4.                                       Suspension or Revocation of Same-Day Transfer Privileges.  If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

·                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

·                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

·                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

·                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

·                     Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

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Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act.  The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options.  For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option.  The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO.  For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

·                  the withdrawal amount requested,

·                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

·                  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution.  Your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

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Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

·                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

·                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you.  Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice.  We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office.  We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations.  Assignment may be a taxable event.  We are not responsible for the validity under state or other laws or for any tax consequences of the assignment.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death. (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.) You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

·                  the Annuitant dies before the Retirement Date, which is any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit (after the Retirement Date, the Death Benefit no longer exists); and

·                  there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep

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the Death Benefit amount invested in the Investment Options currently available for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

·                  highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

·                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

·                  the Account Value on the Death Benefit Date (the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.)

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

·                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

·                  and you take a withdrawal of $10,000 (including any associated charges),

·                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

·                  therefore, your Death Benefit is reduced by $12,500.

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Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available for a period of up to five years.  At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

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Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary.  This is standard spousal continuation.  See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

·                  you are the sole owner and Annuitant;

·                  no contingent Annuitant is named;

·                  no joint owner is named;

·                  your surviving spouse is the owner’s sole beneficiary; and

·                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, the continued contract’s Account Value will be the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  Depending on which is the higher value (see subsection titled “Death Benefit” in section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date.  If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The continued contract’s Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

·                  withdrawal charges no longer apply; and

·                  we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

·                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

·                  certain Investment Options or administrative programs may not be available on the continued contract; and

·                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses

A same-sex surviving spouse is recognized as your legal spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation where the marriage occurred in a state that legally recognizes it.

The survivor of a civil union or domestic partnership is not recognized as your legal spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or

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domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of owner.   A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and Company death claim paperwork in Good Order, including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election.  Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.  Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 100th birthday.  The Annuitant’s 100th birthday is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.  The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these nonguaranteed options at any time:

·                  life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

·                  period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

·                  life and period certain (other than 10 years) annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the

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Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

·                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive a life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender (or the ages and genders of both annuitants, in the case of a joint annuity).  Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)         the New York Stock Exchange has been closed or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

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Part 6 — Optional Benefits

You may purchase one of the Riders offered with this contract, which provides optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider (GLIA) — an optional benefit that guarantees lifetime payments will be available for withdrawal.

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the life of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

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After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                     the Bonus Base immediately before the Bonus is applied; plus

2)                                     the Bonus amount (see “Bonus” section below); plus

3)                                     additional Contributions received after the date of the Bonus; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                     the Step-Up Base immediately before the Step-Up is applied; plus

2)                                     the Step-Up amount; plus

3)                                     additional Contributions received after the date of the Step-Up; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal including any withdrawal charge, multiplied by the greater of:

·                  1.0; and

·                  The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the Withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

·                  Your Account Value is $75,000 and your Payment Base is $100,000

·                  You take a Nonguaranteed Withdrawal in the amount of $5,000

·                  Your Account Value will be reduced by $5,000

·                  Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5000)

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Other Important Facts about Withdrawals:

·                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

·                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal Amount, but the withdrawal does not exceed your LPA, we will waive any applicable withdrawal charge.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

·                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

·                  The Roll-Up Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

·                  If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value.  LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

·                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

·                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

·                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate and apply Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, (including any withdrawal charges).  Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

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If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  If you take a withdrawal during the Contract Year, we will not apply the Bonus.  The Bonus is available during the first 10 Contract Years.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. The Rider charge is assessed in arrears.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.  Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Life Cycle) — You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom
2010 Portfolio available in
contracts purchased before	Fidelity VIP Freedom	Fidelity VIP Freedom	Fidelity VIP Freedom
5-1-2013)	2015 Portfolio	2020 Portfolio	2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) — You may select one or more of the three Portfolios, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

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GLIA Investment Strategy 3 (Self Style)— You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	American Funds I.S. Growth-Income	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy
PIMCO VIT Total Return	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio — Mid Cap Value Opportunities	Guggenheim VT Long Short Equity
Touchstone VST Active Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio — Small Cap Value	Guggenheim VT Multi-Hedge Strategies**
	Fidelity VIP Asset Manager	Deutsche Small Cap Index VIP	Morgan Stanley UIF U.S. Real Estate
	Fidelity VIP Balanced	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Equity-Income	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Index 500	Touchstone VST Baron Small Cap Growth	Fidelity VIP High Income
	Fidelity VIP Target Volatility	Touchstone VST Mid Cap Growth	FT Franklin Income VIP
	FT Franklin Growth and Income VIP	Touchstone VST Third Avenue Value	Touchstone VST High Yield
	FT Franklin Large Cap Growth VIP	International	Short Duration
	FT Franklin Mutual Shares VIP	American Funds I.S. Global Growth	PIMCO VIT Low Duration
	Invesco V.I. American Value	American Funds I.S. New World	PIMCO VIT Real Return
	Invesco V.I. Comstock	BlackRock Global Allocation V.I.	Touchstone VST Money Market
	TOPS Managed Risk Moderate Growth ETF*	Fidelity VIP Overseas
	Touchstone VST Aggressive ETF	FT Templeton Foreign VIP
	Touchstone VST Conservative ETF	FT Templeton Global Bond VIP
	Touchstone VST Large Cap Core Equity	FT Templeton Growth VIP
	Touchstone VST Moderate ETF	Invesco V.I. International Growth
Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF Emerging Markets Equity

*  A series of Northern Lights Variable Trust

**Available in contracts purchased before May 1, 2012

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Additional GLIA Investment Strategies for Previously Purchased Contracts

Additional GLIA Investment Strategy (Modern Markets) — Available if you purchased your contract before May 1, 2012,  You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio 90%	Guggenheim VT Multi-Hedge Strategies Fund 10%

GLIA Investment Strategy (Life Style) — Available if you purchased your contract before December 13, 2013.  You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

·                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

·                  Transfers may only be accomplished by making an allocation change.

·                  You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

·                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

·                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

·      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

·      Each additional contribution must be at least $1,000.

·      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

·      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

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We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option, or if you fail to make another election.  The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.)  If you elect the applicable LPA Annuity Option, or one applies because you failed to make an election, any remaining Account Value is forfeited.

Contract Structure

While this Rider is in effect:

1.              You must be the Owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).

2.              Joint Owners are not allowed.

3.              Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.              Entity owners are not allowed.

5.              You must name your spouse as the Spousal Annuitant.

6.              You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

7.              If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of

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the divorce or termination of marriage or death of your spouse.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

·                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

·                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.

·                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.              The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.              The date the Payment Base equals zero;

3.              The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.              The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.              The date that you transfer ownership of the contract;

6.              The date you assign the contract or any benefits under the contract or Rider;

7.              The date a Death Benefit is elected under the contract;

8.              On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;

9.              The date you elect an Annuity Benefit under the contract;

10.       The date you cancel this Rider;

11.       The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

·                  The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

·                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

·                  Systematic Transfer Program is not available.

·                  Dollar Cost Averaging is not available.

·                  Income Plus Withdrawal Program is not available.

·                  Choices Plus Required Minimum Distribution Program is not available.

·                  Systematic Contribution Program is not available.

·                  Customized Asset Rebalancing is not available.

Should You Purchase the GLIA Rider?

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example:

(i)                                     if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

(ii)                                  if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

(iii)                               if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals; or

(iv)                              if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.

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At older ages, benefits paid may not exceed the charges associated with the rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

Examples

Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus Rider (GLIA Plus) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider.  The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the life of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60.  For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA.  The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and Spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date.  Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base

Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

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On the Contract Date, your Roll-Up Base is equal to your Account Value on the Contract Date. Your Roll-Up Base will be adjusted as follows:

1.              If you make an additional Contribution, your Roll-Up Base will increase immediately by the amount of the Contribution.

2.              If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.

3.              On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year.  Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all Contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.              If you make an additional Contribution, your Step-Up Base will increase immediately by the amount of the Contribution.

2.              If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.

3.              On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value.  The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.

·                  The Step-Up results in an increase to your Benefit Base; and

·                  The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage.

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:

·                  1.0; and

·                  the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:

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·                  One withdrawal of $8,500 is taken during the Contract Year.

·                  The withdrawal is taken after LPA Eligibility Date.

·                  No withdrawal Charges apply.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500	Account Value = $ 77,000
Step-Up Base = $102,000	Step-Up Base = $ 97,875
Roll-Up Base = $110,000	Roll-Up Base = $105,875
Benefit Base = $110,000	Benefit Base = $105,875
LPA = $ 5,500	LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:

$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125.

$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

·                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.

·                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge.  If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

·                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

·                  The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender.  They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit.  The bases are only used to calculate your LPA and Rider Charge.

·                  If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value.  LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

·                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

·                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

·                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate and apply Roll-Ups and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the

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Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge

We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4.  The Rider charge is assessed in arrears.  We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base.  We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.  Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%.  This is the highest total charge we may assess, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider.  If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us.   The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies

If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below.  (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.)

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the rider meet your investment objectives and risk tolerance.

GLIA Plus Investment Strategy 1 (Life Cycle) — You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedomr 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) — You may select one or more of the three Portfolios, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

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GLIA Plus Investment Strategy 3 (Self Style) — You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	American Funds I.S. Growth-Income	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy
PIMCO VIT Total Return	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio — Mid Cap Value Opportunities	Guggenheim VT Long Short Equity
Touchstone VST Active Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio — Small Cap Value	Morgan Stanley UIF U.S. Real Estate
	Fidelity VIP Asset Manager	Deutsche Small Cap Index VIP	PIMCO VIT All Asset
	Fidelity VIP Balanced	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Growth	Invesco V.I. American Franchise	Fidelity VIP High Income
	Fidelity VIP Index 500	Touchstone VST Baron Small Cap Growth	FT Franklin Income VIP
	Fidelity VIP Target Volatility	Touchstone VST Mid Cap Growth	Touchstone VST High Yield
	FT Franklin Growth and Income VIP	Touchstone VST Third Avenue Value	Short Duration
	FT Franklin Large Cap Growth VIP	International	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	American Funds I.S. Global Growth	PIMCO VIT Real Return
	Invesco V.I. American Value	American Funds I.S. New World	Touchstone VST Money Market
	Invesco V.I. Comstock	BlackRock Global Allocation V.I.
	TOPS Managed Risk Moderate Growth ETF*	Fidelity VIP Overseas
	Touchstone VST Aggressive ETF	FT Templeton Foreign VIP
	Touchstone VST Conservative ETF	FT Templeton Global Bond VIP
	Touchstone VST Large Cap Core Equity	FT Templeton Growth VIP
	Touchstone VST Moderate ETF	Invesco V.I. International Growth
Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF Emerging Markets Equity

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*  A series of Northern Lights Variable Trust

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Plus Investment Options.

·                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

·                  Transfers may only be accomplished by making an allocation change.

·                  You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.

·                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

·                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

·                  Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

·                  Each additional contribution must be at least $1,000.

·                  You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

·                  Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

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Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option, or if you fail to make another election.  The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.)  If you elect the applicable LPA Annuity Option, or one applies because you failed to make an election, any remaining Account Value is forfeited.

Contract Structure

While this Rider is in effect:

1.              You must be the Owner and primary Annuitant, unless the owner is an entity.  (Entity owners allowed on the Individual Rider only.)

2.              Joint Owners are not allowed.

3.              Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:

4.              Entity owners are not allowed.

5.              You must name your spouse as the Spousal Annuitant.

6.              You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

7.              If you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage or the death of your spouse.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

If the Spousal Annuitant is removed:

·                  the 90% spousal factor will continue to apply to the LPA calculation.

·                  the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.

·                  the LPA Eligibility Date will not change .

·                  LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

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1.                                   The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);

2.                                   The date the Benefit Base equals zero;

3.                                   The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.                                   Before the LPA Eligibility Date, the date the Account Value reduces to zero;

5.                                   The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:

a.              the new Owner assumes full ownership of the contract and is essentially the same person as the current Owner (for example, a change to a court appointed guardian representing the Owner during the Owner’s lifetime),

b.              the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or

c.               the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);

6.                                   If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;

7.                                   On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;

8.                                   The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;

9.                                   The date we process the cancellation of this Rider at your request;

10.                            The date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

·                  The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.

·                  The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.

·                  The Guaranteed Rate Options are not available.

·                  Dollar Cost Averaging is not available.

·                  Income Plus Withdrawal Program is not available.

·                  Systematic Contribution Program is not available.

·                  Customized Asset Rebalancing is not available.

·                  Systematic Transfer Option is not available.

·                  The Enhanced Earnings Benefit is not available.

Should You Purchase the GLIA Plus Rider?

The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest.

For example:

(i)                                     if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

(ii)                                  if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;

(iii)                               if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus rider because the benefit is accessed through withdrawals; or

(iv)                              if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.

At older ages, benefits paid may not exceed the charges associated with the rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

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Examples

Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Part 7 — Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 — Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

·                  our tax status

·                  the tax status of the contract

·                  the type of retirement plan, if any, for which the contract is purchased

·                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative

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effect on annuity contracts.  Also, we have not attempted to consider the effect of any applicable state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  National Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

·                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

·                  You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

·                  You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts generally are fully taxable as ordinary income

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution.

·                  Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable.  Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

·       If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions applies:

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·                you are 59½ or older

·                payment is a result of the owner’s death

·                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

·                payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

·                payment is under certain types of qualified plans held by the employer until the employee separates from service

·                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

·                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

·                payment is for certain higher education expenses (IRA only)

·                payment is for certain deductible medical expenses (IRA only)

·                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

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Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contributions can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

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Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum systematic withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your systematic withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

·                       the date you reach age 59½; and

·                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract (such as a traditional IRA) after you attain age 70½.  The Tax Code requires that you take minimum

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distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older, by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $250.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with a GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count

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toward the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is available with the GLIA Plus Rider, but not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Riders.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

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If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio 45202-3341

ATTN: Request SAI of National Integrity Pinnacle V (post 1-1-12) dated December 31, 2014

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Appendix A

Financial Information for Separate Account I of National Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
American Funds I.S. Global Growth, Class 4 (1472)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.48
Units outstanding at end of period	0								12-12-13

American Funds I.S. Growth, Class 4 (1474)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.43
Units outstanding at end of period	0								12-12-13

American Funds I.S. Growth-Income, Class 4 (1475)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.44
Units outstanding at end of period	0								12-12-13

American Funds I.S. Managed Risk Asset Allocation, Class P2 (1476)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.27
Units outstanding at end of period	0								12-12-13

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									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
American Funds I.S. New World, Class 4 (1473)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.31
Units outstanding at end of period	0								12-12-13

BlackRock Capital Appreciation V.I. Fund, Class III (1439)
Unit value at beginning of period	$9.42	$8.43	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.38	$9.42	$8.43
Units outstanding at end of period	45,614	12,389	2,682						4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1438)
Unit value at beginning of period	$9.66	$8.93	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.88	$9.66	$8.93
Units outstanding at end of period	15,203	9,451	11,767						4-29-11

Columbia Variable Portfolio – Mid Cap Value Opportunity, Class 1 (1440)
Unit value at beginning of period	$9.68	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.13	$9.68	$8.29
Units outstanding at end of period	9,104	4,623	2,682						4-28-11

Columbia Variable Portfolio – Small Cap Value, Class 2 (1429)
Unit value at beginning of period	$15.75	$14.38	$15.56	$12.50	$10.00	—	—	—	$10.00
Unit value at end of period	$20.79	$15.75	$14.38	$15.56	$12.50
Units outstanding at end of period	12,865	5,695	5,876	3,825	51				5-2-09

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$9.90	$8.68	$9.24	$7.44	$5.98	$9.25	$10.00	—	$10.00
Unit value at end of period	$13.48	$9.90	$8.68	$9.24	$7.44	$5.98	$9.25

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									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Units outstanding at end of period	12,061	11,235	12,833	12,623	12,548	7,814	0		5-1-07

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$11.24	$10.18	$10.63	$9.48	$7.48	$10.68	$10.00	—	$10.00
Unit value at end of period	$12.77	$11.24	$10.18	$10.63	$9.48	$7.48	$10.68
Units outstanding at end of period	16,958	14,482	13,436	16,302	5,729	3,909	1,328		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$10.88	$9.63	$10.17	$8.77	$6.44	$9.93	$10.00	—	$10.00
Unit value at end of period	$12.78	$10.88	$9.63	$10.17	$8.77	$6.44	$9.93
Units outstanding at end of period	75,141	94,521	96,149	106,774	60,490	26,094	2,334		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$10.22	$8.94	$9.34	$8.11	$6.08	$10.78	$10.00	—	$10.00
Unit value at end of period	$13.17	$10.22	$8.94	$9.34	$8.11	$6.08	$10.78
Units outstanding at end of period	516,628	537,552	589,810	714,498	390,579	302,463	42,510		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$9.84	$8.43	$8.70	$7.07	$5.89	$9.05	$10.00	—	$10.00
Unit value at end of period	$13.37	$9.84	$8.43	$8.70	$7.07	$5.89	$9.05
Units outstanding at end of period	10,539	8,091	11,693	13,238	8,534	9,201	1,337		5-1-07

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									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$8.51	$7.39	$7.46	$6.59	$5.15	$9.15	$10.00	—	$10.00
Unit value at end of period	$10.71	$8.51	$7.39	$7.46	$6.59	$5.15	$9.15
Units outstanding at end of period	106,020	97,676	100,170	85,784	45,500	37,804	1,108		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)(7)
Unit value at beginning of period	$10.88	$9.91	$10.11	$9.12	$7.47	$10.15	$10.00	—	$10.00
Unit value at end of period	$12.13	$10.88	$9.91	$10.11	$9.12	$7.47	$10.15
Units outstanding at end of period	73,066	81,465	77,426	74,557	53,690	53,921	7,273		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$10.71	$9.72	$9.92	$8.94	$7.26	$10.14	$10.00	—	$10.00
Unit value at end of period	$12.03	$10.71	$9.72	$9.92	$8.94	$7.26	$10.14
Units outstanding at end of period	56,169	62,742	77,575	79,916	37,043	21,455	13,152		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$10.34	$9.29	$9.55	$8.48	$6.70	$10.13	$10.00	—	$10.00
Unit value at end of period	$11.77	$10.34	$9.29	$9.55	$8.48	$6.70	$10.13
Units outstanding at end of period	25,211	22,897	49,239	45,092	45,991	9,014	8,781		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$10.33	$9.14	$9.51	$8.36	$6.54	$10.13	$10.00	—	$10.00
Unit value at end of period	$12.17	$10.33	$9.14	$9.51	$8.36	$6.54	$10.13
Units outstanding at end of period	29,561	16,748	14,527	11,266	8,370	8,415	7,329		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$9.85	$8.68	$9.08	$7.96	$6.16	$10.12	$10.00	—	$10.00

(7)  Available in contracts purchased before May 1, 2013.

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									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Unit value at end of period	$11.77	$9.85	$8.68	$9.08	$7.96	$6.16	$10.12
Units outstanding at end of period	14,721	12,044	13,027	14,417	16,168	27,159	9,876		5-1-07

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$10.21	$9.07	$9.21	$7.56	$6.00	$11.56	$10.00	—	$10.00
Unit value at end of period	$13.67	$10.21	$9.07	$9.21	$7.56	$6.00	$11.56
Units outstanding at end of period	38,041	50,477	49,562	30,566	14,027	11,368	298		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$12.99	$11.58	$11.34	$10.13	$7.17	$9.73	$10.00	—	$10.00
Unit value at end of period	$13.52	$12.99	$11.58	$11.34	$10.13	$7.17	$9.73
Units outstanding at end of period	33,358	30,596	26,647	31,184	26,940	13,064	1,634		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$9.56	$8.40	$8.38	$7.42	$5.97	$9.65	$10.00	—	$10.00
Unit value at end of period	$12.42	$9.56	$8.40	$8.38	$7.42	$5.97	$9.65
Units outstanding at end of period	325,200	199,787	194,206	196,496	124,443	41,165	5,147		5-1-07

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$12.74	$12.25	$11.63	$10.98	$9.66	$10.16	$10.00	—	$10.00
Unit value at end of period	$12.28	$12.74	$12.25	$11.63	$10.98	$9.66	$10.16
Units outstanding at end of period	442,761	310,035	263,490	298,597	183,220	141,778	8,029		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$10.67	$9.46	$10.78	$8.52	$6.19	$10.41	$10.00	—	$10.00
Unit value at end of period	$14,27	$10.67	$9.46	$10.78	$8.52	$6.19	$10.41
Units outstanding at end of period	156,989	155,303	207,582	187,068	110,207	88,660	22,136		5-1-07

71

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$7.62	$6.43	$7.91	$7.12	$5.73	$10.38	$10.00	—	$10.00
Unit value at end of period	$9.77	$7.62	$6.43	$7.91	$7.12	$5.73	$10.38
Units outstanding at end of period	118,007	89,995	113,146	113,233	73,704	63,767	14,962		5-1-07

Fidelity VIP Target Volatility, Service Class 2 (1471)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.29
Units outstanding at end of period	0								12-12-13

FT Franklin Growth & Income VIP, Class 2 (1215)
Unit value at beginning of period	$8.93	$8.08	$8.02	$6.98	$5.60	$8.77	$10.00	—	$10.00
Unit value at end of period	$11.39	$8.93	$8.08	$8.02	$6.98	$5.60	$8.77
Units outstanding at end of period	106,490	94,604	101,704	101,932	66,905	18,537	5,614		5-1-07

FT Franklin Income VIP, Class 2 (1216)
Unit value at beginning of period	$10.96	$9.88	$9.80	$8.84	$6.62	$9.56	$10.00	—	$10.00
Unit value at end of period	$12.29	$10.96	$9.88	$9.80	$8.84	$6.62	$9.56
Units outstanding at end of period	383,384	275,770	239,570	244,975	159,495	71,939	28,101		5-1-07

FT Franklin Large Cap Growth VIP, Class 2 (1211)
Unit value at beginning of period	$9.29	$8.40	$8.66	$7.88	$6.17	$9.58	$10.00	—	$10.00
Unit value at end of period	$11.77	$9.29	$8.40	$8.66	$7.88	$6.17	$9.58
Units outstanding at end of period	87,684	83,726	89,192	81,477	45,427	16,688	5,571		5-1-07

72

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
FT Franklin Mutual Shares VIP, Class 2 (1214)
Unit value at beginning of period	$8.68	$7.72	$7.92	$7.24	$5.83	$9.42	$10.00	—	$10.00
Unit value at end of period	$10.96	$8.68	$7.72	$7.92	$7.24	$5.83	$9.42
Units outstanding at end of period	310,259	307,208	334,360	409,773	246,192	149,358	46,337		5-1-07

FT Franklin Small Cap Value VIP, Class 2 (1217)
Unit value at beginning of period	$10.34	$8.87	$9.37	$7.42	$5.83	$8.85	$10.00	—	$10.00
Unit value at end of period	$13.87	$10.34	$8.87	$9.37	$7.42	$5.83	$8.85
Units outstanding at end of period	27,330	32,749	41,196	59,580	18,418	15,009	232		5-1-07

FT Templeton Foreign VIP, Class 2 (1210)
Unit value at beginning of period	$9.08	$7.80	$8.86	$8.31	$6.16	$10.49	$10.00	—	$10.00
Unit value at end of period	$10.99	$9.08	$7.80	$8.86	$8.31	$6.16	$10.49
Units outstanding at end of period	137,211	135,861	142,199	152,525	109,023	87,011	5,397		5-1-07

FT Templeton Global Bond VIP, Class 2 (1410)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.73
Units outstanding at end of period	803								4-30-13

FT Templeton Growth VIP, Class 2 (1213)
Unit value at beginning of period	$8.06	$6.76	$7.39	$6.99	$5.41	$9.53	$10.00	—	$10.00
Unit value at end of period	$10.38	$8.06	$6.76	$7.39	$6.99	$5.41	$9.53
Units outstanding at end of period	80,373	99,054	107,336	132,557	100,611	88,192	3,781		5-1-07

73

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Guggenheim VT Global Managed Futures Strategy (1428)
Unit value at beginning of period	$6.71	$7.68	$8.53	$8.98	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$6.78	$6.71	$7.68	$8.53	$8.98	$9.51
Units outstanding at end of period	20,567	21,990	30,012	30,656	36,534	0			11-24-08

Guggenheim VT Long Short Equity (1406)
Unit value at beginning of period	$8.62	$8.38	$9.11	$8.32	$6.64	$10.00	—	—	$10.00
Unit value at end of period	$9.96	$8.62	$8.38	$9.11	$8.32	$6.64
Units outstanding at end of period	2,929	4,758	9,661	20,750	15,869	5,485			2-25-08

Guggenheim VT Multi-Hedge Strategies (1407)(8)
Unit value at beginning of period	$8.55	$8.50	$8.35	$7.99	$8.39	$10.00	—	—	$10.00
Unit value at end of period	$8.56	$8.55	$8.50	$8.35	$7.99	$8.39
Units outstanding at end of period	19,831	23,989	16,236	22,134	24,249	10,620			2-25-08

Invesco V.I. American Franchise, Series II (1208)
Unit value at beginning of period	$10.61	$9.51	$10.32	$8.76	$5.37	$10.73	$10.00	—	$10.00
Unit value at end of period	$14.61	$10.61	$9.51	$10.32	$8.76	$5.37	$10.73
Units outstanding at end of period	8,293	8,591	8,908	12,340	9,172	3,535	775		5-1-07

Invesco V.I. American Value, Series II (1221)
Unit value at beginning of period	$11.48	$9.96	$10.04	$8.35	$6.09	$10.00	—	—	$10.00
Unit value at end of period	$15.14	$11.48	$9.96	$10.04	$8.35	$6.09
Units outstanding at end of period	25,047	21,189	21,918	19,930	8,420	264			5-1-08

Invesco V.I. Comstock, Series II (1209)
Unit value at beginning of period	$9.17	$7.84	$8.13	$7.14	$5.65	$8.93	$10.00	—	$10.00
Unit value at end of period	$12.25	$9.17	$7.84	$8.13	$7.14	$5.65	$8.93

(8)  Available in contracts purchased before May 1, 2012.

74

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Units outstanding at end of period	52,290	21,800	16,819	18,493	9,577	6,944	887		5-1-07

Invesco V.I. International Growth, Series II (1437)
Unit value at beginning of period	$9.54	$8.41	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.15	$9.54	$8.41
Units outstanding at end of period	22,998	16,872	9,248						4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$14.29	$12.32	$11.71	$10.83	$8.46	$10.10	$10.00	—	$10.00
Unit value at end of period	$12.84	$14.29	$12.32	$11.71	$10.83	$8.46	$10.10
Units outstanding at end of period	30,043	32,034	25,799	17,487	12,155	7,898	125		5-1-07

Morgan Stanley UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$9.85	$8.35	$10.37	$8.86	$5.29	$12.42	$10.00	—	$10.00
Unit value at end of period	$9.59	$9.85	$8.35	$10.37	$8.86	$5.29	$12.42
Units outstanding at end of period	102,074	103,931	127,848	141,595	108,994	55,447	23,334		5-1-07

Morgan Stanley UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$9.58	$8.41	$8.09	$6.34	$5.01	$8.22	$10.00	—	$10.00
Unit value at end of period	$9.59	$9.58	$8.41	$8.09	$6.34	$5.01	$8.22
Units outstanding at end of period	85,196	89,167	103,810	73,359	28,568	22,426	1,738		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$12.49	$11.06	$11.02	$9.90	$8.28	$10.00	—	—	$10.00
Unit value at end of period	$12.31	$12.49	$11.06	$11.02	$9.90	$8.28
Units outstanding at end of period	39,974	43,991	35,054	22,021	6,245	1,744			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$7.70	$7.44	$8.17	$6.68	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$6.46	$7.70	$7.44	$8.17	$6.68	$4.79

75

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Units outstanding at end of period	137,426	159,639	157,170	148,790	77,845	9,504			2-25-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (1409)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.44
Units outstanding at end of period	0								4-30-13

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	$11.53	$11.08	$11.14	$10.76	$9.65	$10.00	—	—	$10.00
Unit value at end of period	$11.33	$11.53	$11.08	$11.14	$10.76	$9.65
Units outstanding at end of period	86,781	75,575	63,640	16,680	7,766	2,662			2-25-08

76

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$12.94	$12.10	$11.01	$10.36	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$11.55	$12.94	$12.10	$11.01	$10.36	$8.90
Units outstanding at end of period	99,609	114,033	84,386	92,627	71,556	36,021			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$13.28	$12.32	$12.09	$11.37	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$12.80	$13.28	$12.32	$12.09	$11.37	$10.14
Units outstanding at end of period	700,484	629,223	537,570	441,442	175,850	32,599			2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1411)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.47
Units outstanding at end of period	0								4-30-13

Touchstone VST Active Bond (1261)
Unit value at beginning of period	$13.02	$12.56	$11.77	$11.11	$9.82	$10.31	$10.00	—	$10.00
Unit value at end of period	$12.54	$13.02	$12.56	$11.77	$11.11	$9.82	$10.31
Units outstanding at end of period	67,163	91,467	90,482	69,438	43,744	20,926	1,313		5-1-07

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$12.32	$10.50	$10.18	$8.27	$6.32	$9.68	$10.00	—	$10.00
Unit value at end of period	$17.04	$12.32	$10.50	$10.18	$8.27	$6.32	$9.68
Units outstanding at end of period	135,125	129,614	126,117	98,225	41,386	25,738	7,053		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$13.48	$12.07	$11.56	$10.42	$7.22	$9.67	$10.00	—	$10.00
Unit value at end of period	$13.90	$13.48	$12.07	$11.56	$10.42	$7.22	$9.67
Units outstanding at end of period	35,259	41,778	38,780	20,287	12,538	7,765	3,990		5-1-07

77

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Touchstone VST Large Cap Core Equity (1266)
Unit value at beginning of period	$9.12	$8.27	$8.15	$7.38	$6.04	$9.47	$10.00	—	$10.00
Unit value at end of period	$11.81	$9.12	$8.27	$8.15	$7.38	$6.04	$9.47
Units outstanding at end of period	51,194	45,108	76,205	101,853	81,913	72,486	9,170		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$10.21	$8.65	$9.90	$8.27	$6.04	$10.18	$10.00	—	$10.00
Unit value at end of period	$13.55	$10.21	$8.65	$9.90	$8.27	$6.04	$10.18
Units outstanding at end of period	20,815	16,754	26,719	33,783	28,420	22,363	2,530		5-1-07

Touchstone VST Money Market (1207)
Unit value at beginning of period	$9.50	$9.64	$9.79	$9.93	$10.00	—	—	—	$10.00
Unit value at end of period	$9.35	$9.50	$9.64	$9.79	$9.93
Units outstanding at end of period	277,247	127,777	74,896	108,777	277,165				4-27-09

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$8.25	$6.94	$8.32	$7.03	$5.44	$8.98	$10.00	—	$10.00
Unit value at end of period	$10.10	$8.25	$6.94	$8.32	$7.03	$5.44	$8.98
Units outstanding at end of period	87,126	113,814	161,722	220,474	174,396	148,586	46,501		5-1-07

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	$15.32	$13.83	$14.05	$12.61	$10.00	—	—	—	$10.00
Unit value at end of period	$18.54	$15.32	$13.83	$14.05	$12.61
Units outstanding at end of period	57,409	32,961	41,376	42,129	32,382				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	$12.91	$12.28	$12.06	$11.26	$10.00	—	—	—	$10.00
Unit value at end of period	$13.79	$12.91	$12.28	$12.06	$11.26
Units outstanding at end of period	270,085	285,244	254,683	236,206	174,484				4-27-09

Touchstone VST Moderate ETF (1222)
Unit value at beginning of period	$11.05	$10.21	$10.18	$9.30	$8.04	$10.00	—	—	$10.00

78

									Inception
									Date and
	2013	2012	2011	2010	2009	2008	2007	2006	Value
Unit value at end of period	$12.65	$11.05	$10.21	$10.18	$9.30	$8.04
Units outstanding at end of period	159,645	152,682	162,648	179,019	149,201	2,426			4-25-08

Touchstone VST Aggressive ETF— Guaranteed Return Plus Option (1231)
Unit value at beginning of period	$14.98	$13.60	$13.91	$12.55	$10.00	—	—	—	$10.00
Unit value at end of period	$18.02	$14.98	$13.60	$13.91	$12.55
Units outstanding at end of period	22,737	36,719	36,725	36,732	36,396				4-27-09

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	$12.62	$12.08	$11.94	$11.21	$10.00	—	—	—	$10.00
Unit value at end of period	$13.40	$12.62	$12.08	$11.94	$11.21
Units outstanding at end of period	31,692	32,585	34,773	34,775	34,778				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	$13.93	$12.95	$13.00	$11.94	$10.00	—	—	—	$10.00
Unit value at end of period	$15.86	$13.93	$12.95	$13.00	$11.94
Units outstanding at end of period	106,470	148,735	150,505	150,514	143,452				4-27-09

79

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.              contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a contribution.

Example Assumptions

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the contribution:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

80

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

81

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

·                  Contribution to a GRO -  $50,000

·                  Guarantee Period - 7 Years

·                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

·                  No prior partial withdrawals or transfers

·                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:  $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:  $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal

82

charge, would be:

($783.91)  =  - 0.0551589 X $14,211.87

The withdrawal charge would be:  $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:  $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:  0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value:  $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:  $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:  $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount  =  $5,788.13                         Non-Free Amount  =  $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be:  $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be:  $37,568.43 = $57,881.25 - $20,312.82

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.  The MVA operates in a similar manner for transfers, except a withdrawal charge does not apply to transfers.

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Appendix D

Parties to the Contract

Owner	Annuitant
· Chooses parties to the contract.	· Must be a natural person.

·                  Can change beneficiaries any time before death of owner or annuitant.

·                  Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

·                  Responsible for any tax penalties for withdrawals taken before age 59½.

·                  Responsible for taking required minimum distributions on qualified contracts.

· The measuring life for the Annuity Benefit. · The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant. · Has no rights under the contract.

Joint Owner (Optional)	Contingent Annuitant (Optional)

·                  Shares in all ownership rights with owner.

·                  Will be co-payee on all withdrawals and annuity payments with the owner.

·                  Both joint owners must execute all choices and changes to the contract.

·                  If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.

· Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. · Has no rights in the contract.

Owner’s Beneficiary	Annuitant’s Beneficiary

·                  Must be designated by the owner as owner’s beneficiary.

·                  Must receive a Distribution on Death of owner if the Annuitant is still alive.

·                  Responsible for taxes on distribution.

·                  If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

·                  Must be designated by the owner as the Annuitant’s beneficiary.

·                  Is entitled to the Death Benefit under the contract when the Annuitant dies.

·                  Is generally responsible for paying any taxes due on the Death Benefit paid.

·                  If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

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Appendix E-1

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

·                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

·                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

·                  Nonguaranteed Withdrawal of $776 in Contract Year 14

·                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

·                  No withdrawals were taken that would result in withdrawal charges under the contract.

·                  The contract is not a Qualified Annuity contract.

·                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	63	60	$100,000	N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0	N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0	N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0	N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0	N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0	$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0	$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0	$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0	$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000

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Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at end of APD (B)
10	72	69	$10,000	(F)	$5,850	(F)	$5,850		$0		$91,226	$0	$130,000	(F)	$125,310	(F)	$130,000
11	73	70	$0		$5,850		$5,850		$0		$86,289	$0	$130,000		$125,310		$130,000
12	74	71	$0		$5,850		$5,850		$0		$76,987	$0	$130,000		$125,310		$130,000
13	75	72	$0		$5,850		$5,850		$0		$72,677	$0	$130,000		$125,310		$130,000
14	76	73	$0		$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0		$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0		$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0		$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0		$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0		$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0		$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0		$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0		$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0		$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0		$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0		$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0		$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

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(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

·                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

·                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

·                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

·                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

·                  4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

·                  $776 (Nonguaranteed Withdrawal amount) x  1.9244 ($130,000 Payment Base divided by $67,554 Account Value [$66,778+ $776]) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

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The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

·                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

·                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

89

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. Rounding of amounts less than $1.00 is used in this example.

Assumptions:

·                  Annuitant’s age on date GLIA Rider is purchased = 55

·                  Initial contribution = $100,000; no additional contributions

·                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

·                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

·                  Full Account Value withdrawn in Contract Year 14

·                  No withdrawals were taken that would result in withdrawal charges under the contract.

·                  The contract is not a Qualified Annuity contract.

·                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at tend of APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

      *APD = Annual Processing Date

90

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

·                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

·                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

·                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

·                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

·                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

91

Appendix E-2

Illustration of Guaranteed Lifetime Income Advantage Plus

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied.  It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. Rounding of amounts less than $1.00 is used in this example.

Assumptions:

·                  Primary Annuitant’s age on the Contract Date is = 55; Spousal Annuitant’s age on the Contract Date = 52

·                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

·                  Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

·                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

·                  No withdrawals were taken that would result in withdrawal charges under the contract.

·                  The contract is not a Qualified Annuity contract.

·                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Roll-Up		Roll-Up Base		Step-Up Base		Benefit Base at end of APD (B)
1	55	52	$100,000	N/A		$0		$0		$107,500	$7,000	(C)	$107,000	(C)	$107,500	(D)	$107,500
2	56	53		N/A		$0		$0		$107,635	$7,000	(C)	$114,000	(C)	$107,635	(D)	$114,000
3	57	54		N/A		$0		$0		$111,940	$7,000	(C)	$121,000	(C)	$111,940	(D)	$121,000
4	58	55		N/A		$0		$0		$115,310	$7,000	(C)	$128,000	(C)	$115,310	(D)	$128,000
5	59	56		N/A		$0		$0		$113,004	$7,000	(C)	$135,000	(C)	$115,310		$135,000
6	60	57		N/A		$0		$0		$113,004	$7,000	(C)	$142,000	(C)	$115,310		$142,000
7	61	58		N/A		$0		$0		$108,483	$7,000	(C)	$149,000	(C)	$115,310		$149,000
8	62	59		N/A		$5,000	(E)	$6,733	(E)	$105,653	$0		$142,267	(E)	$108,577	(E)	$142,267
9	63	60		$5,122	(F)	$5,122		$0		$100,531	$0		$142,267		$108,577		$142,267

92

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base		Step-Up Base		Benefit Base at end of APD (B)
10	64	61	$10,000	(G)	$5,482	(G)	$5,482		$0		$103,261	$0	$152,267	(G)	$118,577	(G)	$152,267
11	65	62			$5,482		$5,482		$0		$99,005	$0	$152,267		$118,577		$152,267
12	66	63			$5,482		$5,482		$0		$89,756	$0	$152,267		$118,577		$152,267
13	67	64			$5,482		$5,482		$0		$86,262	$0	$152,267		$118,577		$152,267
14	68	65			$5,482		$6,000	(H)	$967	(H)	$81,060	$0	$151,300	(H)	$117,610	(H)	$151,300
15	69	66			$5,447	(H)	$5,447		$0		$76,632	$0	$151,300		$117,610		$151,300
16	70	67			$5,447		$5,447		$0		$74,459	$0	$151,300		$117,610		$151,300
17	71	68			$5,447		$5,447		$0		$69,965	$0	$151,300		$117,610		$151,300
18	72	69			$5,447		$5,447		$0		$63,327	$0	$151,300		$117,610		$151,300
19	73	70			$5,447		$5,447		$0		$54,922	$0	$151,300		$117,610		$151,300
20	74	71			$5,447		$5,447		$0		$51,881	$0	$151,300		$117,610		$151,300
21	75	72			$5,447		$5,447		$0		$46,124	$0	$151,300		$117,610		$151,300
22	76	73			$5,447		$5,447		$0		$42,269	$0	$151,300		$117,610		$151,300
23	77	74			$5,447		$5,447		$0		$38,298	$0	$151,300		$117,610		$151,300
24	78	75			$5,447		$5,447		$0		$31,528	$0	$151,300		$117,610		$151,300
25	79	76			$5,447		$5,447		$0		$24,713	$0	$151,300		$117,610		$151,300
26	80	77			$5,447		$5,447		$0		$18,733	$0	$151,300		$117,610		$151,300
27	81	78			$5,447		$5,447		$0		$14,431	$0	$151,300		$117,610		$151,300
28	82	79			$5,447		$5,447		$0		$9,626	$0	$151,300		$117,610		$151,300
29	83	80			$5,447		$5,447		$0		$4,195	$0	$151,300		$117,610		$151,300
30	84	81			$5,447	(I)	$5,447		$0		$0	$0	$151,300		$117,610		$151,300
31+	85	82			$5,447		$5,447		$0		$0	$0	$151,300		$117,610		$151,300

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

93

(C)  A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years.  The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

·                  7.00% (Roll-Up Percentage) X $100,000 (total contributions) – 7.00% (Roll-Up Percentage) X $0 (total withdrawals) = $7,000 Roll-Up amount.  This calculation is the same in each of the 7 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.

(D)  In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000).  After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date.  Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

·                  $5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value [$105,653+ $5,000]) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

·                  $149,000 Roll-Up Base – $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal

·                  $115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date.  The LPA is the Withdrawal Percentage times the Benefit Base:

·                  4.0% (Withdrawal Percentage) X $142,267 (Benefit Base) X  90% (Spousal Factor) =$5,122 (LPA)

94

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.

·                  $142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.

·                  $108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:

·                  4.0% (Withdrawal Percentage) X $152,267 (Benefit Base) X 90% (Spousal Factor) = $5,482 (LPA)

(H)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

·                  $518 (Nonguaranteed Withdrawal amount) x  1.86652 ($152,267 Benefit Base divided by $81,578 Account Value [$81,060+ $518]) = $967 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

·                  $152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.

·                  $118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.

(I)  In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

95

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

·                  Annuitant’s age on the Contract Date = 59

·                  Initial contribution = $100,000; no additional contributions

·                  Withdrawals equal to LPA in Contract Years 6-11 and 13

·                  Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784

·                  Full Account Value withdrawn in Contract Year 14

·                  No withdrawals were taken that would result in withdrawal charges under the contract.

·                  The contract is not a Qualified Annuity contract.

·                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up		Roll-Up Base		Step-Up Base		Benefit Base at end of APD (B)
1	59	$100,000	N/A		$0		$0	$99,000	$7,000	(C)	$107,000	(C)	$100,000	(D)	$107,000
2	60		N/A		$0		$0	$98,010	$7,000	(C)	$114,000	(C)	$100,000		$114,000
3	61		N/A		$0		$0	$95,070	$7,000	(C)	$121,000	(C)	$100,000		$121,000
4	62		N/A		$0		$0	$92,218	$7,000	(C)	$128,000	(C)	$100,000		$128,000
5	63		N/A		$0		$0	$91,295	$7,000	(C)	$135,000	(C)	$100,000		$135,000
6	64		$5,400	(E)	$5,400	(E)	$0	$99,408	$0		$135,000		$100,000		$135,000
7	65		$5,400		$5,400		$0	$115,482	$0		$135,000		$115,482	(F)	$135,000
8	66		$5,400		$5,400		$0	$128,317	$0		$135,000		$128,317		$135,000
9	67		$6,216	(G)	$6,216		$0	$138,143	$0		$135,000		$138,143	(G)	$138,143	(G)
10	68		$6,216		$6,216		$0	$121,175	$0		$135,000		$138,143		$138,143
11	69		$6,216		$6,216		$0	$99,880	$0		$135,000		$138,143		$138,143
12	70		$6,216		$25,000	(H)	$42,868	$41,748	$0		$92,132	(H)	$95,275	(H)	$95,275
13	71		$4,287	(H)	$4,287		$0	$38,168	$0		$92,132		$95,275		$95,275
14	72		$4,287		$38,168	(I)	N/A	$0	$0		$0		$0		$0
15	73		$0		$0		$0	$0	$0		$0		$0		$0

96

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C)  A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

·                  7.00% (Roll-Up Percentage) X $100,000 (total contributions) — 7.00% (Roll-Up Percentage) X $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000.

(D)  In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Benefit Base:

·                  4.0% (Withdrawal Percentage) X $135,000 (Benefit Base) =$5,400 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1($100,000).  However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000).  After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143.  Because the Annuitant’s attained age is 68, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%.  The LPA is recalculated as:

·                  4.5% (Withdrawal Percentage) X $138,143 (Benefit Base) =$6,216 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

·                  $18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value [$41,748+ $18,784]) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)

97

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

·                  $135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal

·                  $138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.

(I)  A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate

98

APPENDIX F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
American Funds I.S. Global Growth, Class 4	0.52%	0.25%	0.28%	N/A	1.05%	N/A	1.05%
American Funds I.S. Growth, Class 4	0.33%	0.25%	0.27%	N/A	0.85%	N/A	0.85%
American Funds I.S. Growth-Income, Class 4	0.27%	0.25%	0.27%	N/A	0.79%	N/A	0.79%
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1), (2)	0.25%	0.25%	0.33%	0.28%	1.11%	0.10%	1.01%
American Funds I.S. New World, Class 4 (3)	0.73%	0.25%	0.30%	N/A	1.28%	N/A	1.28%
BlackRock Capital Appreciation V.I., Class III (4)	0.65%	0.25%	0.29%	N/A	1.19%	N/A	1.19%
BlackRock Global Allocation V.I., Class III (5)	0.62%	0.25%	0.24%	N/A	1.11%	N/A	1.11%
Columbia VP — Mid Cap Value Opportunity, Class 1	0.74%	0.00%	0.14%	N/A	0.88%	N/A	0.88%
Columbia VP — Small Cap Value, Class 2	0.79%	0.25%	0.19%	N/A	1.23%	N/A	1.23%
Deutsche Small Cap Index VIP, Class B (6)	0.35%	0.25%	0.19%	0.01%	0.80%	0.06%	0.74%
Fidelity VIP Asset Manager, Service Class 2 (6)	0.50%	0.25%	0.14%	N/A	0.89%
Fidelity VIP Balanced, Service Class 2	0.40%	0.25%	0.13%	N/A	0.78%
Fidelity VIP Contrafund®, Service Class 2	0.55%	0.25%	0.09%	N/A	0.89%
Fidelity VIP Disciplined Small Cap, Service Class 2 (7)	0.70%	0.25%	0.20%	0.07%	1.22%
Fidelity VIP Equity-Income, Service Class 2 (7)	0.45%	0.25%	0.10%	0.02%	0.82%
Fidelity VIP Freedom 2010, Service Class 2 (7) *	N/A	0.25%	N/A	0.55%	0.80%
Fidelity VIP Freedom 2015, Service Class 2 (7)	N/A	0.25%	N/A	0.58%	0.83%
Fidelity VIP Freedom 2020, Service Class 2 (7)	N/A	0.25%	N/A	0.60%	0.85%
Fidelity VIP Freedom 2025, Service Class 2 (7)	N/A	0.25%	N/A	0.64%	0.89%
Fidelity VIP Freedom 2030, Service Class 2 (7)	N/A	0.25%	N/A	0.68%	0.93%
Fidelity VIP Growth, Service Class 2	0.55%	0.25%	0.11%	N/A	0.91%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.11%	N/A	0.67%
Fidelity VIP Mid Cap, Service Class 2	0.55%	0.25%	0.09%	N/A	0.89%
Fidelity VIP Overseas, Service Class 2	0.68%	0.25%	0.14%	N/A	1.07%

99

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP Target Volatility, Service Class 2 (7), (8)	0.30%	0.25%	0.01%	0.73%	1.29%	0.15%	1.14%
FT Franklin Growth and Income VIP, Class 2 (9)	0.53%	0.25%	0.05%	N/A	0.83%	N/A	0.83%
FT Franklin Income VIP, Class 2 (9)	0.45%	0.25%	0.02%	N/A	0.72%	N/A	0.72%
FT Franklin Large Cap Growth VIP, Class 2 (9)	0.75%	0.25%	0.04%	N/A	1.04%	N/A	1.04%
FT Franklin Mutual Shares VIP, Class 2	0.69%	0.25%	0.02%	N/A	0.96%	N/A	0.96%
FT Franklin Small Cap Value VIP, Class 2	0.61%	0.25%	0.02%	N/A	0.88%	N/A	0.88%
FT Templeton Foreign VIP, Class 2	0.74%	0.25%	0.04%	N/A	1.03%	N/A	1.03%
FT Templeton Global Bond VIP, Class 2 (9)	0.46%	0.25%	0.05%	N/A	0.76%	N/A	0.76%
FT Templeton Growth VIP, Class 2 (9)	0.75%	0.25%	0.03%	N/A	1.03%	N/A	1.03%
Guggenheim VT Global Managed Futures Strategy (10)	1.02%	0.00%	0.74%	N/A	1.76%	0.12%	1.64%
Guggenheim VT Long Short Equity	0.90%	0.00%	1.38%	0.06%	2.34%	N/A	2.34%
Guggenheim VT Multi-Hedge Strategies (10)**	1.22%	0.00%	1.29%	0.12%	2.63%	0.07%	2.56%
Invesco V.I. American Franchise, Series II	0.67%	0.25%	0.29%	N/A	1.21%	N/A	1.21%
Invesco V.I. American Value, Series II (11)	0.72%	0.25%	0.28%	0.01%	1.26%	0.01%	1.25%
Invesco V.I. Comstock, Series II (12)	0.56%	0.25%	0.28%	N/A	1.09%	0.06%	1.03%
Invesco V.I. International Growth, Series II (11)	0.71%	0.25%	0.31%	0.01%	1.28%	0.01%	1.27%
Morgan Stanley UIF Emerging Markets Debt, Class II (13)	0.75%	0.35%	0.31%	N/A	1.41%	0.30%	1.11%
Morgan Stanley UIF Emerging Markets Equity, Class II (14)	1.25%	0.35%	0.46%	N/A	2.06%	0.59%	1.47%
Morgan Stanley UIF U.S. Real Estate, Class II (13)	0.80%	0.35%	0.30%	N/A	1.45%	0.10%	1.35%
PIMCO VIT All Asset, Advisor Class (15), (16)	0.425%	0.25%	0.00%	0.76%	1.435%	0.12%	1.315%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (17), (18)	0.74%	0.25%	0.08%	0.12%	1.19%	0.12%	1.07%
PIMCO VIT Long-Term U.S. Government, Advisor Class (17), (19)	0.475%	0.25%	0.03%	N/A	0.755%	N/A	0.755%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class (17), (20)	0.50%	0.25%	0.05%	N/A	0.80%	N/A	0.80%
PIMCO VIT Total Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
TOPS Managed Risk Moderate Growth ETF, Class 3 (21)	0.30%	0.35%	0.10%	0.25%	1.00%	N/A	1.00%
Touchstone VST Active Bond (22)	0.55%	0.09%	0.41%	0.01%	1.06%	0.08%	0.98%
Touchstone VST Baron Small Cap Growth (22)	1.05%	0.23%	0.45%	N/A	1.73%	0.42%	1.31%
Touchstone VST High Yield (22)	0.50%	0.20%	0.56%	N/A	1.26%	0.21%	1.05%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Touchstone VST Large Cap Core Equity (22)	0.65%	0.19%	0.37%	N/A	1.21%	0.15%	1.06%
Touchstone VST Mid Cap Growth (22)	0.75%	0.15%	0.46%	0.01%	1.37%	0.15%	1.22%
Touchstone VST Money Market (22)	0.18%	0.25%	0.32%	N/A	0.75%	N/A	0.75%
Touchstone VST Third Avenue Value (22)	0.80%	0.23%	0.40%	0.01%	1.44%	0.11%	1.33%
Touchstone VST Aggressive ETF (22)	0.25%	0.25%	0.50%	0.18%	1.18%	0.25%	0.93%
Touchstone VST Conservative ETF (22)	0.25%	0.25%	0.39%	0.14%	1.03%	0.14%	0.89%
Touchstone VST Moderate ETF (22)	0.25%	0.23%	0.34%	0.16%	0.98%	0.07%	0.91%

*  Available in contracts purchased before May 1, 2013

** Available in contracts purchased before May 1, 2012

(1)                   The investment advisor is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment advisor is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The advisor may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

(2)                   Expenses are based on estimated amounts for the current fiscal year.

(3)                   Expenses are based on estimated amounts for the current fiscal year (service (12b-1) fees and other expenses).

(4)                   Total annual expenses after voluntary fee waivers/reimbursement are 1.06%.

(5)                   Total annual expenses after voluntary fee waivers/reimbursement are 0.97%.

(6)                   Through September 30, 2014, the portfolio’s advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.72% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  Effective October 1, 2014 through April 30, 2015, the portfolio’s advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.74% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund’s board.

(7)                   Expenses stated above differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

(8)                   The fund’s advisor has contractually agreed to waive 0.05% of the management fee. This arrangement will remain in effect through April 3, 2015.  Fidelity Management & Research Company has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.  This arrangement will remain in effect for at least one year.

(9)                   The fund administration fee is paid indirectly through the management fee.

(10)            The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board of trustees.  In any event, this undertaking will continue through April 30, 2015.

101

(11)            The advisor has contractually agreed to waive a portion of the fund’s management fee in an amount equal to the net management fee that the advisor earns on the fund’s investment in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the fund.   Unless the advisor continues the fee waiver agreement, it will terminate on April 30, 2015.  The fee waiver cannot be terminated during its term.

(12)            The advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the fund’s average daily net assets.  In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the advisor continues the fee waiver agreement, it will terminate on April 30, 2015.  The fee waiver agreement cannot be terminated during its term.

(13)            The Portfolio’s distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive for the UIF Emerging Markets Debt Portfolio, Class II and 0.10% of the 0.35% 12b-1 fee it may receive for UIF U.S. Real Estate Portfolio, Class II.  These fee waivers will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers when it deems such action is appropriate.

(14)            The Portfolio’s advisor, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.47% for UIF Emerging Markets Equity Portfolio, Class II.  In addition, the Portfolio’s distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive.  These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(15)            Acquired fund fees and expenses include interest expense of 0.01%.  Interest expenses is based on the amount incurred during an underlying PIMCO fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as an expense of the underlying PIMCO fund for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the underlying fund’s use of such investments as an investment strategy.  The total annual portfolio operating expenses, excluding interest expense, of the underlying PIMCO funds is 1.425% for the Advisor Class.

(16)            The advisor has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.  The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.  The total annual portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, of the underlying PIMCO funds is 1.305 for the Advisor Class shares.

(17)            “Other Expenses” reflect interest expense and is based on the amount incurred during the portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a portfolio expense for accounting purposes and is not payable to the advisor.  The amount of interest expense (if any) will vary based on the portfolio’s use of such investments as an investment strategy.

(18)            The total annual portfolio operating expenses, excluding interest expense, is 1.11% for the Advisor Class shares.  The fund’s advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor.  The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.  Total annual portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, is 0.99% for the Advisor Class shares.

(19)            Total annual portfolio operating expenses, excluding interest expense, is 0.725% for the Advisor Class shares.

(20)            Total annual portfolio operating expenses, excluding interest expense, is 0.75% for the Advisor Class shares.

(21)            Other expenses are contractually limited to 0.10%. Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial highlights in the portfolio’s prospectus because the financial statements include only the direct operating expenses incurred by the portfolio.

102

(22)            The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of acquired fund fees and expenses, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses, to amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements,” less any acquired fund fees and expenses. This expense limitation will remain in effect through April 29, 2015, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the shareholders. The terms of the advisor’s expense limitation agreement provide that it is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the year in which it reduced its compensation and/or assumed expenses for the fund.  No recoupment will occur unless the fund’s operating expenses are below the expense limitation amount.

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THIS PAGE INTENTIONALLY LEFT BLANK.

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To request a copy of the Statement of Additional Information for the National Integrity Pinnacle V (post 1-1-12), dated December 31, 2014, remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address:

Phone:

105

STATEMENT OF ADDITIONAL INFORMATION

December 31, 2014

Pinnacle (before April 30, 1998)

Pinnacle III (May 1, 1998 to December 31, 2002)

Pinnacle IV (January 1, 2002 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

Pinnacle V (post 1-1-12)

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the applicable variable annuity prospectus dated December 31, 2014.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202,

an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $4,045,138 in 2013, $3,058,260 in 2012, and $3,192,108 in 2011.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we may pay up to a 0.75% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. Qualifying requirements are higher in years following 2009 and producers not qualified by 2012 will not be eligible to participate. The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

BB&T Investment Services, Inc.	Hancock Investment Services, Inc.
BOSC, Inc.	LPL Financial Corporation
Comerica Securities, Inc.	The Huntington Investment Company
CUSO Financial Services, L.P.	US Bancorp Investments
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based

2

on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some

3

or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Owners of Roth IRAs are not required to take distributions during their lifetime.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the death of the participant or IRA owner.  After death distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2013, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of

4

WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000.  You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2013
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2013

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and

The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2013, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the statements of changes in net assets for the year ended December 31, 2012 have been restated for certain subaccounts to correct an error in the classification of realized gains (losses). The investment income ratios within the financial highlights in the footnotes to the financial statements for the years ended December 31, 2012, 2011, 2010, and 2009 for certain subaccounts have also been restated to exclude realized gain distributions from the investment income ratios.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 25, 2014

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$511,928	$2	$511,930	$13.04	39,263
Touchstone Aggressive ETF (AnnuiChoice ®)	649,109	(1)	649,108	15.83	41,009
Touchstone Aggressive ETF (AnnuiChoice II)	758,951	(2)	758,949	18.90	40,159
Touchstone Aggressive ETF (GrandMaster flex3)	1,422,636	—	1,422,636	15.04	94,561
Touchstone Aggressive ETF (Grandmaster)	291,835	—	291,835	15.33	19,043
Touchstone Aggressive ETF (IQ Annuity)	1,006,732	—	1,006,732	15.18	66,301
Touchstone Aggressive ETF (Pinnacle)	842,680	—	842,680	15.33	54,986
Touchstone Aggressive ETF (Pinnacle IV)	1,945,960	(2)	1,945,958	15.18	128,154
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	9,026	—	9,026	13.92	648
Touchstone Aggressive ETF (Pinnacle Plus)	344,251	(1)	344,250	14.88	23,138
Touchstone Aggressive ETF (Pinnacle V)	1,064,539	(2)	1,064,537	18.54	57,409
Touchstone Baron Small Cap Growth (Pinnacle)	2,405,771	—	2,405,771	56.55	42,544
Touchstone Baron Small Cap Growth (Pinnacle IV)	2,139,083	(3)	2,139,080	32.61	65,595
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	16,932	—	16,932	56.82	298
Touchstone Baron Small Cap Growth (Pinnacle V)	2,301,963	3	2,301,966	17.04	135,125
Touchstone Baron Small Cap Growth (AdvantEdge)	730,586	2	730,588	18.78	38,899
Touchstone Baron Small Cap Growth (AnnuiChoice II)	762,376	(1)	762,375	20.69	36,846
Touchstone Baron Small Cap Growth (AnnuiChoice)	109,433	(1)	109,432	33.56	3,261
Touchstone Baron Small Cap Growth (GrandMaster flex3)	453,742	—	453,742	30.05	15,100
Touchstone Baron Small Cap Growth (Grandmaster)	590,495	1	590,496	26.39	22,378
Touchstone Baron Small Cap Growth (IQ Annuity)	1,536,131	(1)	1,536,130	31.04	49,493
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	5,968	(1)	5,967	19.01	314
Touchstone Baron Small Cap Growth (Pinnacle Plus)	859,599	(1)	859,598	30.16	28,497
Touchstone Conservative ETF (AdvantEdge)	355,440	(1)	355,439	12.25	29,026
Touchstone Conservative ETF (AnnuiChoice II)	408,769	—	408,769	14.05	29,094
Touchstone Conservative ETF (AnnuiChoice)	9,803	(2)	9,801	14.47	677
Touchstone Conservative ETF (GrandMaster flex3)	793,810	(1)	793,809	13.75	57,717
Touchstone Conservative ETF (Grandmaster)	197,348	1	197,349	14.01	14,086
Touchstone Conservative ETF (IQ Annuity)	1,515,896	—	1,515,896	13.88	109,206
Touchstone Conservative ETF (Pinnacle)	466,393	(1)	466,392	14.01	33,290
Touchstone Conservative ETF (Pinnacle IV)	2,761,016	1	2,761,017	13.88	198,901
Touchstone Conservative ETF (Pinnacle Plus)	1,779,504	2	1,779,506	13.60	130,832
Touchstone Conservative ETF Fund (Pinnacle V)	3,723,191	—	3,723,191	13.79	270,085
Touchstone Core Bond (AdvantEdge)	198,360	1	198,361	12.17	16,294
Touchstone Core Bond (AnnuiChoice II)	79,683	(1)	79,682	13.19	6,041
Touchstone Core Bond (AnnuiChoice)	239,768	(1)	239,767	15.39	15,581
Touchstone Core Bond (GrandMaster flex3)	77,030	(1)	77,029	13.98	5,511
Touchstone Core Bond (Grandmaster)	160,896	1	160,897	13.55	11,875
Touchstone Core Bond (IQ Annuity)	92,008	(1)	92,007	14.54	6,328
Touchstone Core Bond (Pinnacle)	159,363	(1)	159,362	14.37	11,091
Touchstone Core Bond (Pinnacle IV)	951,630	(1)	951,629	14.20	67,014
Touchstone Core Bond (Pinnacle II Reduced M&E)	9,252	1	9,253	14.44	641
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	71,612	1	71,613	10.62	6,744
Touchstone Core Bond (Pinnacle Plus)	154,370	1	154,371	12.97	11,898
Touchstone Core Bond (PinnacleV)	842,102	—	842,102	12.54	67,163
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	231,283	—	231,283	18.37	12,592
Touchstone GMAB Aggressive ETF (Pinnacle IV)	424,218	—	424,218	18.11	23,430
Touchstone GMAB Aggressive ETF (Pinnacle V)	409,697	1	409,698	18.02	22,737
Touchstone GMAB Conservative ETF (Pinnacle IV)	138,047	(1)	138,046	13.46	10,256
Touchstone GMAB Conservative ETF (Pinnacle V)	424,533	(1)	424,532	13.40	31,692
Touchstone GMAB Moderate ETF (Pinnacle IV)	2,864,407	1	2,864,408	15.94	179,735
Touchstone GMAB Moderate ETF(Pinnacle V)	1,688,679	(2)	1,688,677	15.86	106,470
Touchstone High Yield (AdvantEdge)	30,182	—	30,182	14.72	2,051
Touchstone High Yield (AnnuiChoice II)	15,983	(3)	15,980	15.53	1,029
Touchstone High Yield (AnnuiChoice)	108,460	(1)	108,459	22.05	4,918
Touchstone High Yield (GrandMaster flex3)	180,876	(2)	180,874	20.28	8,919
Touchstone High Yield (Grandmaster)	17,982	(2)	17,980	16.91	1,064
Touchstone High Yield (IQ Annuity)	222,490	2	222,492	21.30	10,446
Touchstone High Yield (Pinnacle)	440,450	—	440,450	20.41	21,581
Touchstone High Yield (Pinnacle IV)	1,551,268	1	1,551,269	20.17	76,911
Touchstone High Yield (Pinnacle II Reduced M&E)	4,508	(2)	4,506	20.51	220
Touchstone High Yield (Pinnacle Plus Reduced M&E)	16,698	—	16,698	12.22	1,367
Touchstone High Yield (Pinnacle Plus)	390,921	3	390,924	17.49	22,345

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (PinnacleV)	$490,223	$1	$490,224	$13.90	35,259
Touchstone Large Cap Core Equity (AdvantEdge)	147,707	—	147,707	13.55	10,902
Touchstone Large Cap Core Equity (AnnuiChoice II)	126,692	1	126,693	14.59	8,685
Touchstone Large Cap Core Equity (AnnuiChoice)	40,034	(1)	40,033	16.69	2,399
Touchstone Large Cap Core Equity (GrandMaster flex3)	55,941	1	55,942	17.16	3,261
Touchstone Large Cap Core Equity (Grandmaster)	43,319	—	43,319	16.59	2,612
Touchstone Large Cap Core Equity (IQ Annuity)	394,406	(2)	394,404	16.32	24,161
Touchstone Large Cap Core Equity (Pinnacle)	1,744,338	—	1,744,338	17.29	100,901
Touchstone Large Cap Core Equity (Pinnacle IV)	717,069	1	717,070	17.08	41,971
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	47,328	—	47,328	17.37	2,725
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	74,867	—	74,867	15.39	4,864
Touchstone Large Cap Core Equity (Pinnacle Plus)	297,002	(1)	297,001	17.52	16,951
Touchstone Large Cap Core Equity (PinnacleV)	604,795	2	604,797	11.81	51,194
Touchstone Mid Cap Growth (AdvantEdge)	58,344	(2)	58,342	14.37	4,059
Touchstone Mid Cap Growth (AnnuiChoice II)	162,652	(2)	162,650	16.69	9,744
Touchstone Mid Cap Growth (AnnuiChoice)	140,805	(1)	140,804	26.72	5,269
Touchstone Mid Cap Growth (GrandMaster flex3)	229,265	(2)	229,263	25.31	9,057
Touchstone Mid Cap Growth (Grandmaster)	433,529	(1)	433,528	21.29	20,360
Touchstone Mid Cap Growth (IQ Annuity)	338,440	2	338,442	27.07	12,501
Touchstone Mid Cap Growth (Pinnacle)	425,314	(1)	425,313	24.43	17,411
Touchstone Mid Cap Growth (Pinnacle IV)	1,083,267	(2)	1,083,265	24.14	44,873
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	117,187	(2)	117,185	15.00	7,812
Touchstone Mid Cap Growth (Pinnacle Plus)	2,128,250	3	2,128,253	24.53	86,751
Touchstone Mid Cap Growth (PinnacleV)	281,990	(3)	281,987	13.55	20,815
Touchstone Moderate ETF (AdvantEdge)	1,101,977	1	1,101,978	12.84	85,804
Touchstone Moderate ETF (AnnuiChoice II)	864,422	—	864,422	12.95	66,756
Touchstone Moderate ETF (AnnuiChoice)	394,219	(1)	394,218	15.42	25,573
Touchstone Moderate ETF (GrandMaster flex3)	1,025,268	—	1,025,268	14.65	69,974
Touchstone Moderate ETF (Grandmaster)	117,369	(3)	117,366	14.93	7,864
Touchstone Moderate ETF (IQ Annuity)	1,360,502	2	1,360,504	14.79	92,001
Touchstone Moderate ETF (Pinnacle)	604,620	1	604,621	14.93	40,509
Touchstone Moderate ETF (Pinnacle IV)	3,298,032	—	3,298,032	14.79	223,015
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	13,130	—	13,130	15.00	876
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	150,116	—	150,116	12.91	11,626
Touchstone Moderate ETF (Pinnacle Plus)	2,108,099	1	2,108,100	14.49	145,485
Touchstone Moderate ETF (Pinnacle V)	2,020,132	2	2,020,134	12.65	159,645
Touchstone Money Market (AdvantEdge)	1,856,817	—	1,856,817	9.42	197,034
Touchstone Money Market (AnnuiChoice II)	526,425	—	526,425	9.53	55,247
Touchstone Money Market (AnnuiChoice)	420,503	—	420,503	10.98	38,280
Touchstone Money Market (GrandMaster flex3)	366,437	—	366,437	10.21	35,891
Touchstone Money Market (Grandmaster)	1,947,025	(1)	1,947,024	10.46	186,211
Touchstone Money Market (IQ3)	1,410,062	1	1,410,063	10.43	135,129
Touchstone Money Market (Pinnacle)	1,851,616	(2)	1,851,614	10.45	177,108
Touchstone Money Market (Pinnacle IV)	3,511,932	(2)	3,511,930	10.33	339,906
Touchstone Money Market (Pinnacle II Reduced M&E)	28,450	(2)	28,448	10.50	2,708
Touchstone Money Market (Pinnacle Plus Reduced M&E)	40,237	—	40,237	9.64	4,173
Touchstone Money Market (Pinnacle Plus)	385,649	3	385,652	9.30	41,486
Touchstone Money Market (Pinnacle V)	2,592,031	(2)	2,592,029	9.35	277,247
Touchstone Third Avenue Value (AdvantEdge)	274,696	1	274,697	11.82	23,235
Touchstone Third Avenue Value (AnnuiChoice II)	364,822	(2)	364,820	12.24	29,799
Touchstone Third Avenue Value (AnnuiChoice)	337,683	—	337,683	21.10	16,002
Touchstone Third Avenue Value (GrandMaster flex3)	838,903	(1)	838,902	20.08	41,781
Touchstone Third Avenue Value (Grandmaster)	835,379	1	835,380	17.75	47,062
Touchstone Third Avenue Value (IQ Annuity)	1,621,329	(2)	1,621,327	19.80	81,889
Touchstone Third Avenue Value (Pinnacle)	3,075,123	2	3,075,125	60.97	50,433
Touchstone Third Avenue Value (Pinnacle IV)	3,231,148	2	3,231,150	20.59	156,905
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	75,928	—	75,928	61.26	1,239
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	64,430	2	64,432	13.45	4,789
Touchstone Third Avenue Value (Pinnacle Plus)	901,926	(1)	901,925	21.01	42,927
Touchstone Third Avenue Value (Pinnacle V)	879,781	(2)	879,779	10.10	87,126
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,171,451	2	1,171,453	13.61	86,069
Fidelity VIP Overseas (Pinnacle)	170,110	(1)	170,109	10.24	16,608
Fidelity VIP Overseas (Pinnacle IV)	211,551	2	211,553	10.17	20,794
Fidelity VIP Equity-Income (Grandmaster)	9,215,739	—	9,215,739	73.65	125,134
Fidelity VIP Equity-Income (Pinnacle)	1,356,826	—	1,356,826	20.88	64,997
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	13,331	—	13,331	20.97	636
Fidelity VIP Growth (Grandmaster)	5,215,776	(1)	5,215,775	90.56	57,593
Fidelity VIP High Income (Grandmaster)	3,081,211	2	3,081,213	25.28	121,862

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster)	$3,880,134	$2	$3,880,136	$47.19	82,216
Fidelity VIP II Contrafund (Grandmaster)	11,306,751	1	11,306,752	58.43	193,503
Fidelity VIP II Contrafund (Pinnacle)	5,898,083	1	5,898,084	29.68	198,704
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	38,038	(2)	38,036	29.82	1,275
Fidelity VIP II Index 500 (Grandmaster)	3,998,892	1	3,998,893	45.83	87,260
Fidelity VIP II Index 500 (IQ3)	24,134	—	24,134	45.83	527
Fidelity VIP II Index 500 (Pinnacle)	2,525,740	1	2,525,741	13.05	193,585
Fidelity VIP II Index 500 (Pinnacle IV)	18,142	—	18,142	12.96	1,400
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	23,167	1	23,168	13.11	1,767
Fidelity VIP II Investment Grade Bond (Pinnacle)	871,682	(1)	871,681	12.62	69,060
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	1,345,766	1	1,345,767	12.54	107,343
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	4,488	2	4,490	12.68	354
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	36,441	—	36,441	12.92	2,820
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	46,319	—	46,319	12.45	3,720
Fidelity VIP II Investment Grade Bond (Grandmaster)	1,216,868	1	1,216,869	33.67	36,140
Fidelity VIP II Investment Grade Bond (IQ Annuity)	122,777	1	122,778	12.54	9,793
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	41,411	—	41,411	10.61	3,901
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	115,705	(1)	115,704	12.35	9,368
Fidelity VIP III Balanced (Grandmaster)	1,674,911	2	1,674,913	22.17	75,557
Fidelity VIP Overseas (AnnuiChoice)	1,802	(1)	1,801	10.49	172
Fidelity VIP Overseas (Grandmaster flex3)	33,889	1	33,890	10.10	3,354
Fidelity VIP Overseas (Grandmaster)	2,026,927	—	2,026,927	40.21	50,411
Fidelity VIP Overseas (IQ Annuity)	19,683	(2)	19,681	10.17	1,935
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	3,910	—	3,910	13.08	299
Fidelity VIP Overseas (Pinnacle Plus)	70,370	—	70,370	10.02	7,021
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	468,495	2	468,497	13.27	35,301
Fidelity VIP III Mid Cap (Grandmaster)	1,628,360	(1)	1,628,359	50.20	32,439
Fidelity VIP III Mid Cap (Pinnacle)	3,107,307	(2)	3,107,305	51.54	60,288
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	7,322	(1)	7,321	51.79	141
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	263,474	(3)	263,471	15.62	16,864
Fidelity VIP Asset Manager (AdvantEdge)	80,500	(3)	80,497	12.34	6,522
Fidelity VIP Asset Manager (AnnuiChoice II)	179,002	1	179,003	14.57	12,282
Fidelity VIP Asset Manager (AnnuiChoice)	98,110	—	98,110	17.05	5,755
Fidelity VIP Asset Manager (GrandMaster flex3)	22,779	—	22,779	15.12	1,506
Fidelity VIP Asset Manager (Pinnacle)	1,043	—	1,043	15.42	68
Fidelity VIP Asset Manager (Pinnacle IV)	310,647	—	310,647	15.27	20,342
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	13,606	(1)	13,605	12.49	1,089
Fidelity VIP Asset Manager (Pinnacle Plus)	32,693	—	32,693	15.63	2,091
Fidelity VIP Asset Manager (Pinnacle V)	216,490	—	216,490	12.77	16,958
Fidelity VIP Balanced (AdvantEdge)	820,542	—	820,542	13.55	60,539
Fidelity VIP Balanced (AnnuiChoice II)	256,391	1	256,392	14.98	17,112
Fidelity VIP Balanced (AnnuiChoice)	259,547	—	259,547	18.27	14,205
Fidelity VIP Balanced (GrandMaster flex3)	238,502	(3)	238,499	18.15	13,141
Fidelity VIP Balanced (Grandmaster)	400,985	—	400,985	16.79	23,877
Fidelity VIP Balanced (IQ3)	283,035	(1)	283,034	16.24	17,430
Fidelity VIP Balanced (Pinnacle)	326,708	1	326,709	16.79	19,454
Fidelity VIP Balanced (Pinnacle IV)	1,317,217	2	1,317,219	18.35	71,792
Fidelity VIP Balanced (Pinnacle Plus)	487,943	2	487,945	16.72	29,178
Fidelity VIP Balanced (Pinnacle V)	960,048	—	960,048	12.78	75,141
Fidelity VIP Contrafund (AdvantEdge)	2,107,235	1	2,107,236	13.51	155,931
Fidelity VIP Contrafund (AnnuiChoice II)	725,248	(1)	725,247	15.57	46,594
Fidelity VIP Contrafund (AnnuiChoice)	929,645	1	929,646	24.14	38,515
Fidelity VIP Contrafund (GrandMaster flex3)	1,174,281	1	1,174,282	22.58	52,004
Fidelity VIP Contrafund (IQ Advisor Standard)	11,587	1	11,588	21.84	530
Fidelity VIP Contrafund (IQ3)	1,765,595	—	1,765,595	20.59	85,767
Fidelity VIP Contrafund (Pinnacle IV)	6,478,940	2	6,478,942	23.58	274,766
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	107,192	2	107,194	15.40	6,959
Fidelity VIP Contrafund (Pinnacle Plus)	2,574,806	2	2,574,808	22.44	114,741
Fidelity VIP Contrafund (Pinnacle V)	6,804,459	(1)	6,804,458	13.17	516,628
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	11,765	(1)	11,764	13.64	862
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	37,214	—	37,214	13.78	2,700
Fidelity VIP Disciplined Small Cap (GrandMaster)	18,356	—	18,356	13.46	1,364
Fidelity VIP Disciplined Small Cap (IQ Annuity)	86,003	(1)	86,002	13.37	6,433
Fidelity VIP Disciplined Small Cap (Pinnacle)	142,758	1	142,759	13.46	10,606
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	87,680	1	87,681	13.37	6,559
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	1,546,931	(3)	1,546,928	13.17	117,454

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle V)	$140,874	$—	$140,874	$13.37	10,539
Fidelity VIP Equity-Income (AnnuiChoice II)	385,366	(1)	385,365	13.19	29,218
Fidelity VIP Equity-Income (AdvantEdge)	166,820	(3)	166,817	12.59	13,246
Fidelity VIP Equity-Income (AnnuiChoice)	277,618	1	277,619	17.35	16,003
Fidelity VIP Equity-Income (GrandMaster flex3)	178,442	—	178,442	17.29	10,320
Fidelity VIP Equity-Income (IQ3)	441,853	1	441,854	15.53	28,451
Fidelity VIP Equity-Income (Pinnacle IV)	1,671,821	—	1,671,821	17.33	96,454
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	99,739	(2)	99,737	15.78	6,321
Fidelity VIP Equity-Income (Pinnacle Plus)	2,250,651	—	2,250,651	17.60	127,854
Fidelity VIP Equity-Income (Pinnacle V)	1,135,982	(2)	1,135,980	10.71	106,020
Fidelity VIP Freedom 2010 (Advantedge)	58,422	2	58,424	12.45	4,694
Fidelity VIP Freedom 2010 (GrandMaster flex3)	7,642	—	7,642	12.22	625
Fidelity VIP Freedom 2010 (GrandMaster)	15,499	2	15,501	12.38	1,251
Fidelity VIP Freedom 2010 (Pinnacle)	96,966	(1)	96,965	12.38	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV)	710,375	(1)	710,374	12.30	57,749
Fidelity VIP Freedom 2010 (Pinnacle V)	886,177	—	886,177	12.13	73,066
Fidelity VIP Freedom 2015 (AdvantEdge)	148,955	(2)	148,953	12.44	11,977
Fidelity VIP Freedom 2015 (AnnuiChoice II)	19,403	1	19,404	12.47	1,556
Fidelity VIP Freedom 2015 (GrandMaster flex3)	7,645	—	7,645	12.13	630
Fidelity VIP Freedom 2015 (Pinnacle IV)	472,100	—	472,100	12.22	38,648
Fidelity VIP Freedom 2015 (Pinnacle Plus)	86,918	(4)	86,914	12.03	7,223
Fidelity VIP Freedom 2015 (Pinnacle V)	675,575	2	675,577	12.03	56,169
Fidelity VIP Freedom 2020 (AdvantEdge)	1,336	(1)	1,335	12.32	109
Fidelity VIP Freedom 2020 (AnnuiChoice II)	39,858	2	39,860	12.22	3,261
Fidelity VIP Freedom 2020 (GrandMaster)	7,257	(1)	7,256	12.06	602
Fidelity VIP Freedom 2020 (Pinnacle IV)	421,950	1	421,951	11.98	35,235
Fidelity VIP Freedom 2020 (Pinnacle Plus)	17,963	—	17,963	11.80	1,523
Fidelity VIP Freedom 2020 (Pinnacle V)	296,636	(2)	296,634	11.77	25,211
Fidelity VIP Freedom 2025 (Advantedge)	1,345	1	1,346	12.80	105
Fidelity VIP Freedom 2025 (Pinnacle IV)	6,356	(1)	6,355	12.40	513
Fidelity VIP Freedom 2025 (Pinnacle V)	359,905	—	359,905	12.17	29,561
Fidelity VIP Freedom 2030 (Pinnacle IV)	3,058	2	3,060	12.01	255
Fidelity VIP Freedom 2030 (Pinnacle Plus)	3,431	—	3,431	11.83	290
Fidelity VIP Freedom 2030 (Pinnacle V)	173,256	—	173,256	11.77	14,721
Fidelity VIP Growth (AnnuiChoice II)	294,881	(1)	294,880	16.00	18,430
Fidelity VIP Growth (GrandMaster)	575,118	—	575,118	14.02	41,021
Fidelity VIP Growth (AdvantEdge)	118,118	(2)	118,116	13.08	9,029
Fidelity VIP Growth (AnnuiChoice)	77,400	1	77,401	15.63	4,951
Fidelity VIP Growth (GrandMaster flex3)	81,738	(2)	81,736	17.62	4,638
Fidelity VIP Growth (IQ3)	128,471	—	128,471	11.67	11,005
Fidelity VIP Growth (Pinnacle)	84,354	(1)	84,353	14.02	6,017
Fidelity VIP Growth (Pinnacle IV)	540,805	(2)	540,803	15.91	33,994
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	2,775	1	2,776	16.28	170
Fidelity VIP Growth (Pinnacle Plus)	411,425	—	411,425	17.76	23,161
Fidelity VIP Growth (Pinnacle V)	520,185	—	520,185	13.67	38,041
Fidelity VIP High Income (AdvantEdge)	622,435	1	622,436	14.29	43,553
Fidelity VIP High Income (AnnuiChoice II)	65,759	(1)	65,758	15.14	4,343
Fidelity VIP High Income (AnnuiChoice)	200,944	(3)	200,941	21.64	9,287
Fidelity VIP High Income (GrandMaster flex3)	1,748,959	—	1,748,959	19.08	91,668
Fidelity VIP High Income (IQ3)	6,975,983	3	6,975,986	17.15	406,728
Fidelity VIP High Income (Pinnacle)	48,327	—	48,327	16.90	2,860
Fidelity VIP High Income (Pinnacle IV)	557,134	(2)	557,132	19.29	28,885
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	28,783	(1)	28,782	12.12	2,374
Fidelity VIP High Income (Pinnacle Plus)	279,260	—	279,260	17.54	15,917
Fidelity VIP High Income (Pinnacle V)	450,980	—	450,980	13.52	33,358
Fidelity VIP II Index 500 (Pinnacle)	507,479	(2)	507,477	12.83	39,551
Fidelity VIP II Index 500 (Pinnacle IV)	2,551,577	(1)	2,551,576	12.74	200,213
Fidelity VIP II Index 500 (Pinnacle V)	4,037,415	—	4,037,415	12.42	325,200
Fidelity VIP Index 500 (AdvantEdge)	903,605	(1)	903,604	13.92	64,901
Fidelity VIP Index 500 (AnnuiChoice II)	675,640	—	675,640	13.01	51,949
Fidelity VIP Index 500 (AnnuiChoice)	348,973	—	348,973	16.53	21,110
Fidelity VIP Index 500 (Grandmaster flex3)	367,627	3	367,630	12.66	29,043
Fidelity VIP Index 500 (Grandmaster)	1,228,218	(1)	1,228,217	12.83	95,724
Fidelity VIP Index 500 (IQ3)	720,007	3	720,010	14.33	50,255
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	104,493	—	104,493	15.96	6,548
Fidelity VIP Index 500 (Pinnacle Plus)	1,210,708	(1)	1,210,707	18.50	65,448
Fidelity VIP Investment Grade Bond (AdvantEdge)	727,234	2	727,236	12.06	60,293
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	463,232	(2)	463,230	12.94	35,807
Fidelity VIP Investment Grade Bond (AnnuiChoice)	205,518	(1)	205,517	16.03	12,820

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	$146,743	$—	$146,743	$13.13	11,172
Fidelity VIP Investment Grade Bond (GrandMaster)	466,222	1	466,223	12.41	37,582
Fidelity VIP Investment Grade Bond (IQ3)	516,107	—	516,107	15.42	33,478
Fidelity VIP Investment Grade Bond (Pinnacle)	185,766	(1)	185,765	13.39	13,869
Fidelity VIP Investment Grade Bond (Pinnacle IV)	1,303,257	(2)	1,303,255	13.26	98,255
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	29,453	(1)	29,452	13.46	2,188
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	40,729	(1)	40,728	10.52	3,871
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	215,399	—	215,399	12.92	16,674
Fidelity VIP Investment Grade Bond (Pinnacle V)	5,437,164	(2)	5,437,162	12.28	442,761
Fidelity VIP Mid Cap (AdvantEdge)	853,486	—	853,486	14.73	57,962
Fidelity VIP Mid Cap (AnnuiChoice II)	547,244	(1)	547,243	16.80	32,567
Fidelity VIP Mid Cap (AnnuiChoice)	352,414	1	352,415	32.84	10,731
Fidelity VIP Mid Cap (GrandMaster flex3)	441,972	1	441,973	29.82	14,820
Fidelity VIP Mid Cap (Grandmaster)	401,300	1	401,301	24.96	16,076
Fidelity VIP Mid Cap (IQ Annuity)	1,081,246	2	1,081,248	30.14	35,878
Fidelity VIP Mid Cap (Pinnacle)	488,336	1	488,337	14.58	33,486
Fidelity VIP Mid Cap (Pinnacle IV)	2,064,673	(1)	2,064,672	30.66	67,344
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	1,777	—	1,777	14.65	121
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	70,641	—	70,641	13.91	5,078
Fidelity VIP Mid Cap (Pinnacle Plus)	2,610,371	(2)	2,610,369	29.60	88,188
Fidelity VIP Mid Cap (Pinnacle V)	2,240,751	1	2,240,752	14.27	156,989
Fidelity VIP Overseas (AdvantEdge)	386,381	—	386,381	10.29	37,554
Fidelity VIP Overseas (AnnuiChoice II)	228,874	(2)	228,872	12.18	18,787
Fidelity VIP Overseas (AnnuiChoice)	234,766	(3)	234,763	18.47	12,707
Fidelity VIP Overseas (GrandMaster flex3)	140,406	2	140,408	16.25	8,638
Fidelity VIP Overseas (GrandMaster)	793,834	—	793,834	10.07	78,807
Fidelity VIP Overseas (IQ3)	422,890	1	422,891	14.06	30,074
Fidelity VIP Overseas (Pinnacle)	597,201	1	597,202	16.58	36,026
Fidelity VIP Overseas (Pinnacle IV)	1,031,180	(2)	1,031,178	16.42	62,819
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	7,799	—	7,799	12.98	601
Fidelity VIP Overseas (Pinnacle Plus)	461,900	1	461,901	19.89	23,220
Fidelity VIP Overseas (Pinnacle V)	1,153,057	—	1,153,057	9.77	118,007
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	2,585,408	(1)	2,585,407	19.58	132,072
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	8,754	1	8,755	19.67	445
Franklin Income Securities (Pinnacle)	5,448,027	(2)	5,448,025	22.69	240,104
Franklin Income Securities (Pinnacle II Reduced M&E)	260,031	—	260,031	22.80	11,406
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,784	3	1,787	25.41	70
JP Morgan IT Mid Cap Value (GrandMaster flex3)	119,748	(1)	119,747	24.76	4,837
JP Morgan IT Mid Cap Value (Grandmaster)	74,821	(2)	74,819	24.99	2,994
JP Morgan IT Mid Cap Value (IQ3)	53,671	—	53,671	24.88	2,158
JP Morgan IT Mid Cap Value (Pinnacle)	109,205	(4)	109,201	24.99	4,369
JP Morgan IT Mid Cap Value (Pinnacle IV)	678,150	1	678,151	24.88	27,262
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	43,505	—	43,505	16.96	2,566
JP Morgan IT Mid Cap Value (Pinnacle Plus)	249,406	—	249,406	24.62	10,132
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	9,942	3	9,945	23.27	427
Morgan Stanley UIF Emerging Markets Debt (IQ3)	1,361	(1)	1,360	22.71	60
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	239,599	(2)	239,597	28.38	8,444
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	100,013	1	100,014	23.01	4,346
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	13,933	(1)	13,932	28.51	489
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	3,747	1	3,748	11.26	333
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	27,775	(2)	27,773	26.69	1,040
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	106,606	(1)	106,605	24.92	4,278
Morgan Stanley UIF U.S. Real Estate (IQ3)	80,692	—	80,692	25.20	3,203
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	483,933	3	483,936	33.68	14,369
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	1,285,756	1	1,285,757	27.00	47,623
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	334,705	(2)	334,703	23.07	14,508
Franklin Growth and Income Securities (AdvantEdge)	146,711	—	146,711	13.57	10,809
Franklin Growth and Income Securities (AnnuiChoice II)	165,353	(2)	165,351	13.74	12,031
Franklin Growth and Income Securities (AnnuiChoice)	207,408	—	207,408	19.79	10,478
Franklin Growth and Income Securities (GrandMaster flex3)	371,463	(1)	371,462	18.62	19,950
Franklin Growth and Income Securities (Grandmaster)	1,216,685	(1)	1,216,684	19.04	63,905
Franklin Growth and Income Securities (IQ Annuity)	896,872	—	896,872	18.83	47,636
Franklin Growth and Income Securities (Pinnacle)	823,908	—	823,908	11.81	69,755
Franklin Growth and Income Securities (Pinnacle IV)	2,380,669	(1)	2,380,668	18.83	126,441
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	894	(1)	893	11.87	75
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	167,071	1	167,072	15.39	10,853
Franklin Growth and Income Securities (Pinnacle Plus)	696,189	2	696,191	17.61	39,530

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle V)	$1,213,167	$1	$1,213,168	$11.39	106,490
Franklin Income Securities (AdvantEdge)	295,252	—	295,252	13.35	22,113
Franklin Income Securities (AnnuiChoice II)	529,972	1	529,973	14.38	36,850
Franklin Income Securities (AnnuiChoice)	211,064	(2)	211,062	22.96	9,194
Franklin Income Securities (GrandMaster flex3)	1,533,598	(3)	1,533,595	21.60	71,014
Franklin Income Securities (Grandmaster)	953,473	(1)	953,472	22.08	43,179
Franklin Income Securities (IQ Annuity)	1,105,420	—	1,105,420	21.84	50,621
Franklin Income Securities (Pinnacle IV)	3,388,340	(2)	3,388,338	21.84	155,159
Franklin Income Securities (Pinnacle Plus Reduced M&E)	210,142	(1)	210,141	13.05	16,107
Franklin Income Securities (Pinnacle Plus)	940,907	—	940,907	18.95	49,653
Franklin Income Securities (Pinnacle V)	4,713,094	1	4,713,095	12.29	383,384
Franklin Large Cap Growth Securities (AdvantEdge)	216,564	(1)	216,563	13.20	16,401
Franklin Large Cap Growth Securities (AnnuiChoice II)	177,385	—	177,385	14.30	12,407
Franklin Large Cap Growth Securities (AnnuiChoice)	68,908	(3)	68,905	18.82	3,661
Franklin Large Cap Growth Securities (GrandMaster flex3)	12,937	1	12,938	17.71	731
Franklin Large Cap Growth Securities (Grandmaster)	694,770	—	694,770	18.10	38,376
Franklin Large Cap Growth Securities (IQ Annuity)	215,229	(2)	215,227	17.90	12,022
Franklin Large Cap Growth Securities (Pinnacle)	301,742	3	301,745	18.10	16,667
Franklin Large Cap Growth Securities (Pinnacle IV)	873,383	1	873,384	17.90	48,781
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)	5,768	(3)	5,765	18.19	317
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	5,479	—	5,479	14.51	378
Franklin Large Cap Growth Securities (Pinnacle Plus)	398,731	1	398,732	15.95	24,995
Franklin Large Cap Growth Securities (Pinnacle V)	1,031,900	1	1,031,901	11.77	87,684
Franklin Mutual Shares Securities (AdvantEdge)	1,788,012	1	1,788,013	12.45	143,617
Franklin Mutual Shares Securities (AnnuiChoice II)	337,613	2	337,615	13.17	25,627
Franklin Mutual Shares Securities (AnnuiChoice)	246,191	3	246,194	21.51	11,445
Franklin Mutual Shares Securities (GrandMaster flex3)	880,024	—	880,024	20.23	43,492
Franklin Mutual Shares Securities (IQ Advisor Standard)	10,961	1	10,962	18.18	603
Franklin Mutual Shares Securities (IQ Annuity)	296,218	(1)	296,217	20.46	14,478
Franklin Mutual Shares Securities (Pinnacle)	591,361	(1)	591,360	20.69	28,582
Franklin Mutual Shares Securities (Pinnacle IV)	1,891,007	—	1,891,007	20.46	92,420
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	870	—	870	20.79	42
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	69,887	—	69,887	14.51	4,818
Franklin Mutual Shares Securities (Pinnacle Plus)	1,859,476	—	1,859,476	18.37	101,226
Franklin Mutual Shares Securities (Pinnacle V)	3,401,217	—	3,401,217	10.96	310,259
Franklin Mutual Shares Securities(Grandmaster)	467,702	—	467,702	20.69	22,605
Franklin Small Cap Value Securities (AdvantEdge)	104,766	2	104,768	16.33	6,417
Franklin Small Cap Value Securities (Annuichoice II)	49,490	—	49,490	14.29	3,464
Franklin Small Cap Value Securities (Annuichoice)	26,586	—	26,586	14.43	1,842
Franklin Small Cap Value Securities (Grandmaster)	220,139	(1)	220,138	14.10	15,617
Franklin Small Cap Value Securities (Grandmaster flex3)	47,383	—	47,383	13.91	3,407
Franklin Small Cap Value Securities (IQ Annuuity)	150,827	(2)	150,825	14.00	10,772
Franklin Small Cap Value Securities (Pinnacle Plus)	254,434	(1)	254,433	13.79	18,446
Franklin Small Cap Value Securities Fund (Pinnacle)	171,820	—	171,820	14.10	12,189
Franklin Small Cap Value Securities Fund (Pinnacle IV)	547,504	(2)	547,502	14.00	39,104
Franklin Small Cap Value Securities Fund (Pinnacle V)	379,136	(2)	379,134	13.87	27,330
Invesco VI American Franchise (AdvantEdge)	13,150	—	13,150	15.17	867
Invesco VI American Franchise (AnnuiChoice II)	10,861	(1)	10,860	17.34	626
Invesco VI American Franchise (Grandmaster)	21,829	(1)	21,828	21.51	1,015
Invesco VI American Franchise (Pinnacle Plus)	48,305	—	48,305	18.41	2,624
Invesco VI Comstock (AdvantEdge)	202,702	(1)	202,701	14.37	14,105
Invesco VI Comstock (AnnuiChoice II)	102,221	(3)	102,218	14.67	6,967
Invesco VI Comstock (AnnuiChoice)	30,672	2	30,674	23.41	1,310
Invesco VI Comstock (GrandMaster flex3)	108,835	—	108,835	22.02	4,943
Invesco VI Comstock (Grandmaster)	205,931	1	205,932	22.52	9,146
Invesco VI Comstock (IQ Annuity)	24,298	1	24,299	22.27	1,091
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	94,765	—	94,765	16.22	5,841
Invesco VI Comstock (Pinnacle Plus)	1,486,520	1	1,486,521	19.90	74,687
Invesco VI American Value (AdvantEdge)	564,888	—	564,888	15.10	37,409
Invesco VI American Value (AnnuiChoice II)	87,365	—	87,365	15.50	5,638
Invesco VI American Value (AnnuiChoice)	18,130	—	18,130	15.63	1,160
Invesco VI American Value (Grandmaster flex3)	9,315	(1)	9,314	15.14	615
Invesco VI American Value (Grandmaster)	28,285	—	28,285	15.32	1,846
Invesco VI American Value (IQ Annuity)	34,712	(2)	34,710	15.23	2,279
Invesco VI American Value (Pinnacle Plus Reduced M&E)	6,654	—	6,654	16.48	404
Invesco VI American Value (Pinnacle Plus)	1,791,084	1	1,791,085	15.04	119,093
Invesco VI American Franchise (Pinnacle)	20,573	—	20,573	21.51	956
Invesco VI American Franchise (Pinnacle IV)	165,602	1	165,603	21.27	7,785
Invesco VI American Franchise (Pinnacle V)	121,141	—	121,141	14.61	8,293

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle)	$488,923	$(1)	$488,922	$22.52	21,715
Invesco VI Comstock (Pinnacle IV)	414,177	(1)	414,176	22.27	18,601
Invesco VI Comstock (Pinnacle II Reduced M&E)	2,295	—	2,295	22.62	101
Invesco VI Comstock (Pinnacle V)	640,609	1	640,610	12.25	52,290
Invesco VI International Growth Class II (Advantedge)	100,578	—	100,578	11.14	9,032
Invesco VI International Growth Class II (IQ Advisor Enhanced)	34,372	—	34,372	11.27	3,049
Invesco VI International Growth Class II (Pinnacle Plus)	37,919	(1)	37,918	11.21	3,382
Invesco VI International Growth Class II (Pinnacle)	95,089	1	95,090	11.18	8,504
Invesco VI International Growth Class II (Pinnacle V)	256,460	(2)	256,458	11.15	22,998
Invesco VI American Value II (Pinnacle V)	379,300	—	379,300	15.14	25,047
Invesco VI American Value II (Pinnacle)	75,432	—	75,432	15.32	4,924
Invesco VI American Value II (Pinnacle IV)	140,113	—	140,113	15.23	9,199
Templeton Foreign Securities (Pinnacle)	357,063	—	357,063	23.33	15,306
Templeton Foreign Securities (Pinnacle IV)	1,358,499	(2)	1,358,497	23.07	58,884
Templeton Foreign Securities (Pinnacle II Reduced M&E)	2,230	—	2,230	23.44	95
Templeton Foreign Securities (Pinnacle V)	1,507,872	1	1,507,873	10.99	137,211
Templeton Foreign Securities Fund (AnnuiChoice II)	222,062	(1)	222,061	13.43	16,530
Templeton Foreign Securities Fund (AnnuiChoice)	84,056	(1)	84,055	24.25	3,466
Templeton Foriegn Securities Fund (AdvantEdge)	474,247	3	474,250	11.56	41,018
Templeton Foriegn Securities Fund (GrandMaster flex3)	414,840	—	414,840	22.81	18,183
Templeton Foriegn Securities Fund (Grandmaster)	141,625	2	141,627	23.33	6,071
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	82,290	—	82,290	12.85	6,405
Templeton Foriegn Securities Fund (Pinnacle Plus)	763,863	—	763,863	20.93	36,490
Templeton Global Bond Sec (Grandmaster)*	7,470	—	7,470	9.74	767
Templeton Global Bond Sec (GrandMaster flex3)*	52,028	—	52,028	9.73	5,349
Templeton Global Bond Sec (Pinnacle IV)*	7,816	—	7,816	9.73	803
Templeton Global Bond Sec (AnnuiChoice II)*	7,970	—	7,970	9.75	817
Templeton Growth Securities (AdvantEdge)	101,350	(1)	101,349	12.08	8,387
Templeton Growth Securities (AnnuiChoice II)	90,832	(1)	90,831	12.44	7,299
Templeton Growth Securities (AnnuiChoice)	6,660	1	6,661	21.40	311
Templeton Growth Securities (GrandMaster flex3)	533,692	2	533,694	20.13	26,515
Templeton Growth Securities (Grandmaster)	113,089	1	113,090	20.58	5,495
Templeton Growth Securities (IQ Advisor Standard)	11,360	1	11,361	17.36	655
Templeton Growth Securities (IQ Annuity)	332,423	(2)	332,421	20.35	16,333
Templeton Growth Securities (Pinnacle)	159,728	—	159,728	20.58	7,761
Templeton Growth Securities (Pinnacle IV)	975,768	2	975,770	20.35	47,940
Templeton Growth Securities (Pinnacle II Reduced M&E)	11,792	2	11,794	20.68	570
Templeton Growth Securities (Pinnacle Plus Reduced M&E)	8,005	1	8,006	14.64	547
Templeton Growth Securities (Pinnacle Plus)	1,589,288	3	1,589,291	18.37	86,498
Templeton Growth Securities (Pinnacle V)	834,536	2	834,538	10.38	80,373
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	166,259	(4)	166,255	12.71	13,078
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	73,792	3	73,795	13.27	5,562
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	93,691	(2)	93,689	13.40	6,991
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	125,563	—	125,563	12.91	9,725
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	13,896	(1)	13,895	22.04	631
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	156,541	1	156,542	21.79	7,183
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	96,755	—	96,755	13.00	7,443
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	1,953	—	1,953	10.64	184
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	284,738	(1)	284,737	18.78	15,165
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	385,759	3	385,762	12.84	30,043
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	405,994	1	405,995	8.43	48,180
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	42,301	3	42,304	13.17	3,211
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	97,053	—	97,053	35.11	2,764
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	204,863	(2)	204,861	33.03	6,203
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	612,216	1	612,217	33.77	18,129
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	358,331	(1)	358,330	33.40	10,730
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	314,223	(2)	314,221	33.77	9,305
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	1,180,566	(4)	1,180,562	33.40	35,350
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	4,883	—	4,883	9.61	508
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	657,623	(1)	657,622	28.62	22,976
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	979,202	2	979,204	9.59	102,074
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	13,417	—	13,417	12.43	1,080
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	1,650,707	—	1,650,707	22.56	73,164
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	263,021	—	263,021	11.74	22,412
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	94,357	2	94,359	9.22	10,233
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	15,955	—	15,955	9.31	1,713
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	66,143	(1)	66,142	8.97	7,370
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	72,941	1	72,942	27.11	2,691
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	174,955	2	174,957	26.81	6,527

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	$746,460	$(3)	$746,457	$9.04	82,616
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	817,262	(2)	817,260	9.59	85,196
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	267,269	2	267,271	12.36	21,626
BlackRock Capital Appreciation VI (AnnuiChoice II)	50,450	(1)	50,449	12.51	4,033
BlackRock Capital Appreciation VI (Annuichoice)	6,779	—	6,779	12.56	540
BlackRock Capital Appreciation VI (Grandmaster flex3)	8,579	1	8,580	12.38	693
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	60,463	1	60,464	12.41	4,873
BlackRock Capital Appreciation VI Class III (Pinnacle V)	564,495	(2)	564,493	12.38	45,614
BlackRock Global Allocation VI (Advantedge)	644,782	1	644,783	10.87	59,321
BlackRock Global Allocation VI (AnnuiChoice II)	102,695	(2)	102,693	11.00	9,334
BlackRock Global Allocation VI (Annuichoice)	36,135	2	36,137	11.05	3,271
BlackRock Global Allocation VI (Grandmaster flex3)	325,029	(1)	325,028	10.88	29,863
BlackRock Global Allocation VI (Grandmaster)	90,958	3	90,961	10.94	8,312
BlackRock Global Allocation VI Class III (Pinnacle)	65,018	1	65,019	10.94	5,941
BlackRock Global Allocation VI Class III (Pinnacle IV)	22,090	(2)	22,088	10.91	2,024
BlackRock Global Allocation VI Class III (Pinnacle V)	165,470	(2)	165,468	10.88	15,203
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	714,805	1	714,806	24.41	29,278
DWS Small Cap Index VIP (Pinnacle IV)	10,627	(1)	10,626	23.84	446
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	3,020	—	3,020	24.53	123
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	6,649	—	6,649	13.12	507
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	20,790	2	20,792	13.28	1,566
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	3,558	1	3,559	13.33	267
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	203,954	—	203,954	13.13	15,529
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	2,756	1	2,757	13.21	209
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	38,260	—	38,260	13.21	2,897
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	51,572	—	51,572	13.17	3,916
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	1,556,913	1	1,556,914	13.09	118,930
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	119,575	(1)	119,574	13.13	9,104
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	352,197	(1)	352,196	20.74	16,981
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	41,222	—	41,222	21.19	1,946
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	3,001	—	3,001	20.79	144
Columbia VIT Small Cap Value Class 2 (Grandmaster)	33,995	2	33,997	20.99	1,620
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	106,671	—	106,671	20.67	5,160
Columbia VIT Small Cap Value Class 2 (Pinnacle)	6,579	(2)	6,577	20.99	313
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	48,725	—	48,725	20.89	2,333
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	267,457	(1)	267,456	20.79	12,865
DWS Small Cap Index (AdvantEdge)	72,800	—	72,800	16.05	4,537
DWS Small Cap Index (AnnuiChoice II)	47,487	2	47,489	15.73	3,018
DWS Small Cap Index (AnnuiChoice)	24,081	—	24,081	22.55	1,068
DWS Small Cap Index (GrandMaster flex3)	79,187	1	79,188	22.78	3,476
DWS Small Cap Index (Grandmaster)	32,982	(2)	32,980	19.53	1,689
DWS Small Cap Index (IQ3)	105,601	(1)	105,600	21.21	4,979
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	77,668	(1)	77,667	16.45	4,720
DWS Small Cap Index (Pinnacle Plus)	282,350	—	282,350	21.88	12,906
DWS Small Cap Index VIP (Pinnacle IV)	281,625	1	281,626	21.21	13,278
DWS Small Cap Index VIP (Pinnacle V)	162,544	1	162,545	13.48	12,061
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	310,042	1	310,043	12.28	25,252
Pimco VIT All Asset (IQ Annuity)	160,657	(1)	160,656	12.29	13,072
Pimco VIT All Asset (Pinnacle)	47,671	1	47,672	12.36	3,857
Pimco VIT All Asset (AnnuiChoice II)	351,897	(2)	351,895	12.61	27,906
Pimco VIT All Asset (AnnuiChoice)	18,476	—	18,476	12.61	1,465
Pimco VIT All Asset (GrandMaster flex3)	195,173	—	195,173	12.22	15,972
Pimco VIT All Asset (Grandmaster)	455,884	2	455,886	12.36	36,882
Pimco VIT All Asset (Pinnacle IV)	1,290,324	(1)	1,290,323	12.39	104,160
Pimco VIT All Asset (Pinnacle Plus)	244,727	—	244,727	12.14	20,167
Pimco VIT All Asset (Pinnacle V)	492,258	(1)	492,257	12.31	39,974
Pimco VIT Commodity Real Return (Pinnacle)	125,213	—	125,213	6.49	19,293
Pimco VIT Commodity Real Return (Pinnacle IV)	121,275	1	121,276	6.50	18,658
Pimco VIT Commodity Real Return (Pinnacle V)	887,955	2	887,957	6.46	137,426
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	490,389	(1)	490,388	6.44	76,122
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	128,791	(2)	128,789	6.62	19,465
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	486	(1)	485	6.62	73
Pimco VIT Commodity Real Return Strategy (Grandmaster)	154,738	(2)	154,736	6.49	23,842
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	242,968	—	242,968	6.45	37,652
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	40,102	—	40,102	6.42	6,250

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	$152,821	$(1)	$152,820	$6.37	23,984
Pimco VIT Low Duration (AnnuiChoice II)	109,386	—	109,386	11.60	9,431
Pimco VIT Low Duration (AnnuiChoice)	19,974	1	19,975	11.73	1,703
Pimco VIT Low Duration (GrandMaster flex3)	88,286	—	88,286	11.37	7,767
Pimco VIT Low Duration (Grandmaster)	139,262	—	139,262	11.50	12,111
Pimco VIT Low Duration (IQ Annuity)	649,424	—	649,424	11.43	56,804
Pimco VIT Low Duration (Pinnacle)	29,856	—	29,856	11.50	2,596
Pimco VIT Low Duration (Pinnacle IV)	721,487	4	721,491	11.39	63,322
Pimco VIT Low Duration (AdvantEdge)	332,615	—	332,615	11.29	29,454
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	2,053	—	2,053	10.21	201
Pimco VIT Low Duration (Pinnacle Plus)	425,649	2	425,651	11.29	37,705
Pimco VIT Low Duration (Pinnacle V)	982,909	—	982,909	11.33	86,781
Pimco VIT Real Return (Pinnacle IV)	514,174	(2)	514,172	11.62	44,251
Pimco VIT Real Return (AdvantEdge)	50,103	3	50,106	11.52	4,351
Pimco VIT Real Return (AnnuiChoice II)	190,341	—	190,341	11.83	16,092
Pimco VIT Real Return (AnnuiChoice)	104,614	—	104,614	11.94	8,762
Pimco VIT Real Return (GrandMaster flex3)	42,415	(2)	42,413	11.57	3,667
Pimco VIT Real Return (Grandmaster)	125,730	—	125,730	11.70	10,744
Pimco VIT Real Return (IQ Annuity)	247,263	—	247,263	11.63	21,252
Pimco VIT Real Return (Pinnacle)	93,242	—	93,242	11.70	7,968
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	7,032	(1)	7,031	10.19	690
Pimco VIT Real Return (Pinnacle Plus)	429,576	2	429,578	11.49	37,392
Pimco VIT Real Return (Pinnacle V)	1,150,535	2	1,150,537	11.55	99,609
Pimco VIT Total Return (Pinnacle V)	8,967,248	1	8,967,249	12.80	700,484
Pimco VIT Total Return (AdvantEdge)	5,391,812	3	5,391,815	12.76	422,440
Pimco VIT Total Return (AnnuiChoice II)	1,151,488	—	1,151,488	13.11	87,839
Pimco VIT Total Return (AnnuiChoice)	258,903	(1)	258,902	13.03	19,863
Pimco VIT Total Return (GrandMaster flex3)	558,953	1	558,954	12.63	44,259
Pimco VIT Total Return (Grandmaster)	957,001	—	957,001	12.78	74,912
Pimco VIT Total Return (IQ Annuity)	961,376	—	961,376	12.70	75,689
Pimco VIT Total Return (Pinnacle)	746,042	(1)	746,041	12.78	58,398
Pimco VIT Total Return (Pinnacle IV)	845,245	(2)	845,243	12.88	65,636
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	108,934	—	108,934	10.50	10,370
Pimco VIT Total Return (Pinnacle Plus)	1,033,982	3	1,033,985	12.54	82,442
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	1,751	(2)	1,749	6.85	256
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	5,123	—	5,123	6.81	752
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	139,369	—	139,369	6.78	20,567
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	140,732	1	140,733	6.76	20,822
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	18,270	—	18,270	6.92	2,641
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	7,268	—	7,268	6.97	1,042
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	139	—	139	6.78	21
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	11,892	(1)	11,891	6.85	1,737
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	25,364	2	25,366	6.73	3,766
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	154,135	1	154,136	8.53	18,062
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	100,357	2	100,359	8.76	11,450
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	101,358	1	101,359	8.72	11,625
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	16,662	—	16,662	8.45	1,972
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	70,883	(1)	70,882	8.55	8,295
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	72,957	(1)	72,956	8.50	8,587
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	148,497	2	148,499	8.55	17,377
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	52,968	1	52,969	8.61	6,152
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	147,318	—	147,318	8.39	17,560
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	169,739	2	169,741	8.56	19,831
Guggenheim VT Long Short Equity (AdvantEdge)	77,436	—	77,436	9.93	7,795
Guggenheim VT Long Short Equity (AnnuiChoice II)	48,338	(2)	48,336	10.20	4,737
Guggenheim VT Long Short Equity (AnnuiChoice)	494	(1)	493	10.00	49
Guggenheim VT Long Short Equity (GrandMaster flex3)	1,996	(1)	1,995	9.69	206
Guggenheim VT Long Short Equity (Pinnacle)	6,119	(1)	6,118	9.80	624
Guggenheim VT Long Short Equity (Pinnacle IV)	15,574	—	15,574	10.02	1,554
Guggenheim VT Long Short Equity (Pinnacle Plus)	38,813	—	38,813	9.62	4,033
Guggenheim VT Long Short Equity (Pinnacle V)	29,182	(2)	29,180	9.96	2,929
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	17,117	—	17,117	26.06	657
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	37,828	—	37,828	25.42	1,488
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	385,355	(1)	385,354	24.24	15,895
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	12,160	1	12,161	26.17	465
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	21,193	—	21,193	25.96	816
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	278,719	(1)	278,718	25.50	10,931

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	$17,984	$—	$17,984	$25.56	703
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	11,536	1	11,537	23.33	494
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	90,577	1	90,578	22.91	3,954
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,665	(21)	6,644	29.85	223
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	41,574	—	41,574	29.12	1,428
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	73,165	(2)	73,163	29.35	2,493
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	89,436	(1)	89,435	28.83	3,103
iShares S&P 500 Growth Index ETF (Varoom)	29,541	—	29,541	37.44	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	157,125	(2)	157,123	36.76	4,275
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	9,451	1	9,452	36.53	259
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	29,959	(1)	29,958	36.58	819
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	664,383	(2)	664,381	36.08	18,415
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	14,350	(1)	14,349	35.92	399
iShares Core S&P 500 Index ETF (Varoom)	58,957	—	58,957	37.14	1,588
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	1,058,362	1	1,058,363	36.46	29,031
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	39,066	(2)	39,064	36.23	1,078
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	178,589	1	178,590	37.30	4,788
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	11,754,409	—	11,754,409	36.79	319,534
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	614,285	(1)	614,284	36.63	16,770
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	47,726	—	47,726	35.99	1,326
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,338	—	9,338	35.77	261
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	39,284	(1)	39,283	37.90	1,037
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	236,776	2	236,778	37.37	6,335
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	70,370	1	70,371	37.22	1,891
iShares Core S&P MidCap Index ETF (Varoom)	35,307	—	35,307	36.40	970
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	314,304	1	314,305	35.73	8,796
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	96,896	3	96,899	35.51	2,728
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	57,141	—	57,141	37.69	1,516
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	3,147,115	2	3,147,117	37.18	84,651
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	184,809	(1)	184,808	37.02	4,992
iShares Core S&P Small Cap Index ETF (Varoom)	26,824	—	26,824	38.86	690
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	157,616	1	157,617	38.15	4,132
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	48,318	—	48,318	37.91	1,274
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	34,765	—	34,765	40.18	865
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	1,581,421	—	1,581,421	39.62	39,910
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	124,856	—	124,856	39.46	3,164
iShares S&P Citigroup International Treasury Bond (Varoom)	12,314	—	12,314	25.83	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	153,220	2	153,222	25.36	6,042
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	7,242	(1)	7,241	25.20	287
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	8,522	2	8,524	25.75	331
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	1,525,961	(2)	1,525,959	25.40	60,076
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	2,619	(2)	2,617	25.29	104
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	8,235	—	8,235	36.13	228
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	289,851	—	289,851	35.25	8,223
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	130,847	1	130,848	35.03	3,735
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	550,232	(1)	550,231	34.40	15,994
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	22,514	—	22,514	22.40	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	71,573	1	71,574	21.86	3,275
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	81,781	—	81,781	26.18	3,124
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	89,379	1	89,380	25.71	3,476
Vanguard Tax-Managed International ETF (Varoom)	21,107	—	21,107	30.26	698
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	156,707	1	156,708	29.70	5,276
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	6,674	(1)	6,673	29.52	226
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	7,745	(1)	7,744	34.12	227
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	1,566,588	(1)	1,566,587	33.65	46,552
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	40,724	(1)	40,723	33.51	1,215
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	18,191	—	18,191	28.12	647
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	28,774	(1)	28,773	27.43	1,049
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	23,807	1	23,808	26.53	897
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	8,525	—	8,525	26.05	327
Vanguard Large-Cap Index ETF (Varoom)	8,669	—	8,669	36.96	235
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	140,248	—	140,248	36.06	3,889
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	14,364	—	14,364	37.36	384
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	216,288	1	216,289	36.69	5,895
Vanguard Mega Cap Index ETF (Varoom)	27,765	—	27,765	37.28	745
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	12,934	—	12,934	36.37	356
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	47,982	—	47,982	36.67	1,308
Vanguard REIT Index ETF (Varoom GLWB 2)	40,571	1	40,572	30.85	1,315
Vanguard REIT Index ETF (Varoom GLWB 3)	18,422	(1)	18,421	30.56	603

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2013

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard REIT Index ETF (Varoom GLWB 5)	$136,171	$(1)	$136,170	$30.01	4,537
Vanguard Total Bond Market Index ETF (Varoom)	18,706	—	18,706	26.07	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,062,736	—	1,062,736	25.59	41,522
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	398,531	(1)	398,530	25.44	15,668
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	210,614	—	210,614	24.62	8,553
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	10,601,503	—	10,601,503	24.29	436,536
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	634,247	(1)	634,246	24.18	26,228
Vanguard VI Money Market (Varoom GLWB 3)	24,725	(37)	24,688	9.63	2,567
Vanguard VI Money Market (Varoom GLWB 5)	1,833	(3)	1,830	9.46	194
Vanguard Short Term Bond ETF (Varoom GLWB 3)	70,960	—	70,960	24.54	2,892
Vanguard Short Term Bond ETF (Varoom GLWB 5)	19,181	—	19,181	24.18	793

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$9,900	$5,046	$4,854	$10,139	$1,640	$38,721	$85,720	$46,999	$57,138	$61,992
Touchstone Aggressive ETF (AnnuiChoice ®)	9,852	2,666	7,186	10,750	1,251	58,312	99,728	41,416	52,166	59,352
Touchstone Aggressive ETF (AnnuiChoice II)	15,216	5,626	9,590	2,986	2,600	107,975	192,667	84,692	87,678	97,268
Touchstone Aggressive ETF (GrandMaster flex3)	20,445	7,944	12,501	3,704	2,301	38,755	139,408	100,653	104,357	116,858
Touchstone Aggressive ETF (Grandmaster)	2,622	1,853	769	39,764	6	12,029	7,079	(4,950)	34,814	35,583
Touchstone Aggressive ETF (IQ Annuity)	16,803	7,394	9,409	29,945	2,410	109,078	177,763	68,685	98,630	108,039
Touchstone Aggressive ETF (Pinnacle)	8,972	1,851	7,121	6,317	449	9,258	39,183	29,925	36,242	43,363
Touchstone Aggressive ETF (Pinnacle IV)	35,789	18,563	17,226	150,298	5,677	268,953	354,899	85,946	236,244	253,470
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	80	5	75	—	—	—	218	218	218	293
Touchstone Aggressive ETF (Pinnacle Plus)	5,756	2,903	2,853	19,965	797	23,585	36,495	12,910	32,875	35,728
Touchstone Aggressive ETF (Pinnacle V)	19,667	9,349	10,318	17,259	3,127	78,420	170,182	91,762	109,021	119,339
Touchstone Baron Small Cap Growth (Pinnacle)	30,241	28,667	1,574	276,448	242,331	207,381	359,032	151,651	428,099	429,673
Touchstone Baron Small Cap Growth (Pinnacle IV)	26,484	26,734	(250)	227,583	213,277	406,514	548,428	141,914	369,497	369,247
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	212	165	47	1	1,694	(820)	2,240	3,060	3,061	3,108
Touchstone Baron Small Cap Growth (Pinnacle V)	28,950	28,319	631	90,845	230,006	43,075	301,918	258,843	349,688	350,319
Touchstone Baron Small Cap Growth (AdvantEdge)	9,191	10,229	(1,038)	41,746	73,273	5,925	92,983	87,058	128,804	127,766
Touchstone Baron Small Cap Growth (AnnuiChoice II)	9,581	8,693	888	76,159	75,219	21,346	121,664	100,318	176,477	177,365
Touchstone Baron Small Cap Growth (AnnuiChoice)	1,676	3,468	(1,792)	78,608	13,346	(10,517)	13,795	24,312	102,920	101,128
Touchstone Baron Small Cap Growth (GrandMaster flex3)	5,702	6,531	(829)	65,373	45,477	109,899	133,618	23,719	89,092	88,263
Touchstone Baron Small Cap Growth (Grandmaster)	7,422	5,057	2,365	8,536	59,116	(7,685)	31,058	38,743	47,279	49,644
Touchstone Baron Small Cap Growth (IQ Annuity)	19,320	19,453	(133)	653	154,212	174,424	455,202	280,778	281,431	281,298
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	75	12	63	(1)	597	—	(496)	(496)	(497)	(434)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	10,852	10,247	605	50,126	86,515	31,168	85,686	54,518	104,644	105,249
Touchstone Conservative ETF (AdvantEdge)	4,989	3,434	1,555	4,009	10,447	4,500	3,389	(1,111)	2,898	4,453
Touchstone Conservative ETF (AnnuiChoice II)	5,746	5,090	656	26,627	12,038	41,332	31,875	(9,457)	17,170	17,826
Touchstone Conservative ETF (AnnuiChoice)	137	113	24	285	288	417	589	172	457	481
Touchstone Conservative ETF (GrandMaster flex3)	11,140	12,156	(1,016)	10,772	23,317	95,391	113,597	18,206	28,978	27,962
Touchstone Conservative ETF (Grandmaster)	2,769	2,848	(79)	12,494	5,773	28,914	25,351	(3,563)	8,931	8,852
Touchstone Conservative ETF (IQ Annuity)	21,277	23,167	(1,890)	130,570	45,724	188,531	124,291	(64,240)	66,330	64,440
Touchstone Conservative ETF (Pinnacle)	6,544	6,540	4	23,687	13,695	40,624	35,657	(4,967)	18,720	18,724
Touchstone Conservative ETF (Pinnacle IV)	38,733	41,920	(3,187)	155,883	81,557	355,011	313,123	(41,888)	113,995	110,808
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	—	86	(86)	(1,085)	—	—	—	—	(1,085)	(1,171)
Touchstone Conservative ETF (Pinnacle Plus)	24,960	31,658	(6,698)	65,008	52,267	162,018	172,708	10,690	75,698	69,000
Touchstone Conservative ETF Fund (Pinnacle V)	52,643	57,350	(4,707)	122,068	110,107	288,418	298,289	9,871	131,939	127,232
Touchstone Core Bond (AdvantEdge)	6,385	3,271	3,114	7	789	(47)	(12,192)	(12,145)	(12,138)	(9,024)
Touchstone Core Bond (AnnuiChoice II)	2,561	925	1,636	1,052	341	3,283	(2,444)	(5,727)	(4,675)	(3,039)
Touchstone Core Bond (AnnuiChoice)	7,703	2,525	5,178	400	1,020	(323)	(15,105)	(14,782)	(14,382)	(9,204)
Touchstone Core Bond (GrandMaster flex3)	2,474	2,010	464	(230)	327	(1,590)	(6,510)	(4,920)	(5,150)	(4,686)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Core Bond (Grandmaster)	$5,172	$2,612	$2,560	$(8,535)	$682	$(12,137)	$(13,438)	$(1,301)	$(9,836)	$(7,276)
Touchstone Core Bond (IQ Annuity)	2,956	1,797	1,159	2,504	391	2,640	(6,350)	(8,990)	(6,486)	(5,327)
Touchstone Core Bond (Pinnacle)	5,119	2,189	2,930	(530)	675	(4,632)	(13,532)	(8,900)	(9,430)	(6,500)
Touchstone Core Bond (Pinnacle IV)	30,571	16,616	13,955	(3,010)	4,039	(27,599)	(87,164)	(59,565)	(62,575)	(48,620)
Touchstone Core Bond (Pinnacle II Reduced M&E)	297	107	190	(34)	39	(229)	(749)	(520)	(554)	(364)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	2,300	35	2,265	63	—	—	(2,404)	(2,404)	(2,341)	(76)
Touchstone Core Bond (Pinnacle Plus)	4,959	5,239	(280)	(4,485)	958	(4,275)	(12,335)	(8,060)	(12,545)	(12,825)
Touchstone Core Bond (PinnacleV)	27,048	15,163	11,885	3,155	3,585	(15,238)	(73,390)	(58,152)	(54,997)	(43,112)
Touchstone Enhanced ETF (AdvantEdge)	3,445	2,736	709	56,436	—	21,621	—	(21,621)	34,815	35,524
Touchstone Enhanced ETF (AnnuiChoice II)	4,238	2,026	2,212	67,467	—	33,333	—	(33,333)	34,134	36,346
Touchstone Enhanced ETF (AnnuiChoice)	7,887	4,268	3,619	218,910	—	127,771	1	(127,770)	91,140	94,759
Touchstone Enhanced ETF (GrandMaster flex3)	19,264	12,930	6,334	382,893	—	221,989	2	(221,987)	160,906	167,240
Touchstone Enhanced ETF (Grandmaster)	5,966	3,802	2,164	114,113	—	58,055	—	(58,055)	56,058	58,222
Touchstone Enhanced ETF (IQ Annuity)	11,001	6,646	4,355	179,409	—	90,854	(2)	(90,856)	88,553	92,908
Touchstone Enhanced ETF (Pinnacle)	15,370	9,139	6,231	316,106	—	183,626	(1)	(183,627)	132,479	138,710
Touchstone Enhanced ETF (Pinnacle IV)	15,373	10,389	4,984	368,372	—	226,138	(1)	(226,139)	142,233	147,217
Touchstone Enhanced ETF (Pinnacle Plus Reduced M&E)	185	450	(265)	4,588	—	—	—	—	4,588	4,323
Touchstone Enhanced ETF (Pinnacle Plus)	3,760	3,173	587	127,249	—	85,557	(1)	(85,558)	41,691	42,278
Touchstone Enhanced ETF (Pinnacle V)	8,378	5,943	2,435	168,420	—	95,248	—	(95,248)	73,172	75,607
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	5,622	4,102	1,520	18,286	1,096	69,108	92,233	23,125	41,411	42,931
Touchstone GMAB Aggressive ETF (Pinnacle IV)	10,309	9,536	773	78,177	2,009	129,319	136,750	7,431	85,608	86,381
Touchstone GMAB Aggressive ETF (Pinnacle V)	9,957	10,441	(484)	86,937	1,940	166,507	161,071	(5,436)	81,501	81,017
Touchstone GMAB Conservative ETF (Pinnacle IV)	1,938	2,772	(834)	580	4,054	20,310	24,664	4,354	4,934	4,100
Touchstone GMAB Conservative ETF (Pinnacle V)	5,957	9,013	(3,056)	4,085	12,470	64,887	76,294	11,407	15,492	12,436
Touchstone GMAB Moderate ETF (Pinnacle IV)	52,199	59,694	(7,495)	126,139	—	694,624	947,207	252,583	378,722	371,227
Touchstone GMAB Moderate ETF(Pinnacle V)	30,774	41,599	(10,825)	213,369	—	493,062	533,551	40,489	253,858	243,033
Touchstone High Yield (AdvantEdge)	3,989	559	3,430	229	—	(252)	(3,199)	(2,947)	(2,718)	712
Touchstone High Yield (AnnuiChoice II)	2,113	206	1,907	560	—	(57)	(1,891)	(1,834)	(1,274)	633
Touchstone High Yield (AnnuiChoice)	14,335	1,814	12,521	4,975	—	4,296	(8,652)	(12,948)	(7,973)	4,548
Touchstone High Yield (GrandMaster flex3)	23,903	2,901	21,002	2,375	—	2,541	(15,449)	(17,990)	(15,615)	5,387
Touchstone High Yield (Grandmaster)	2,376	958	1,418	11,174	—	7,327	(2,108)	(9,435)	1,739	3,157
Touchstone High Yield (IQ Annuity)	29,407	3,376	26,031	7,253	—	30,240	4,034	(26,206)	(18,953)	7,078
Touchstone High Yield (Pinnacle)	58,205	7,382	50,823	16,013	—	9,207	(37,231)	(46,438)	(30,425)	20,398
Touchstone High Yield (Pinnacle IV)	204,984	26,921	178,063	107,190	—	98,998	(130,691)	(229,689)	(122,499)	55,564
Touchstone High Yield (Pinnacle II Reduced M&E)	596	50	546	13	—	53	(344)	(397)	(384)	162
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,207	50	2,157	85	—	—	(1,883)	(1,883)	(1,798)	359
Touchstone High Yield (Pinnacle Plus)	51,672	8,282	43,390	(4,849)	—	(4,289)	(31,074)	(26,785)	(31,634)	11,756
Touchstone High Yield (PinnacleV)	64,790	9,103	55,687	2,113	—	(5,629)	(48,145)	(42,516)	(40,403)	15,284
Touchstone Large Cap Core Equity (AdvantEdge)	2,008	1,899	109	3,256	—	7,802	34,195	26,393	29,649	29,758
Touchstone Large Cap Core Equity (AnnuiChoice II)	1,713	939	774	1,751	—	5,602	24,821	19,219	20,970	21,744
Touchstone Large Cap Core Equity (AnnuiChoice)	541	418	123	3,155	—	5,747	13,331	7,584	10,739	10,862

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Large Cap Core Equity (GrandMaster flex3)	$756	$849	$(93)	$8,408	$—	$13,303	$19,372	$6,069	$14,477	$14,384
Touchstone Large Cap Core Equity (Grandmaster)	585	635	(50)	20,031	—	14,004	9,536	(4,468)	15,563	15,513
Touchstone Large Cap Core Equity (IQ Annuity)	5,329	5,094	235	1,334	—	18,370	107,085	88,715	90,049	90,284
Touchstone Large Cap Core Equity (Pinnacle)	23,575	21,870	1,705	45,809	—	252,801	624,735	371,934	417,743	419,448
Touchstone Large Cap Core Equity (Pinnacle IV)	9,590	11,167	(1,577)	175,344	—	170,437	204,912	34,475	209,819	208,242
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	639	468	171	145	—	296	10,974	10,678	10,823	10,994
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	1,012	115	897	117	—	—	2,924	2,924	3,041	3,938
Touchstone Large Cap Core Equity (Pinnacle Plus)	4,017	5,284	(1,267)	56,557	—	63,335	89,422	26,087	82,644	81,377
Touchstone Large Cap Core Equity (PinnacleV)	8,179	7,728	451	25,309	—	58,192	160,065	101,873	127,182	127,633
Touchstone Mid Cap Growth (AdvantEdge)	—	811	(811)	1,391	974	3,746	16,335	12,589	13,980	13,169
Touchstone Mid Cap Growth (AnnuiChoice II)	—	1,601	(1,601)	8,735	2,715	15,793	45,752	29,959	38,694	37,093
Touchstone Mid Cap Growth (AnnuiChoice)	—	1,219	(1,219)	7,650	2,351	40,833	67,021	26,188	33,838	32,619
Touchstone Mid Cap Growth (GrandMaster flex3)	—	3,540	(3,540)	(13,470)	3,881	25,823	102,889	77,066	63,596	60,056
Touchstone Mid Cap Growth (Grandmaster)	—	3,229	(3,229)	17,863	7,235	13,569	60,268	46,699	64,562	61,333
Touchstone Mid Cap Growth (IQ Annuity)	—	4,244	(4,244)	(1,766)	5,646	46,651	129,915	83,264	81,498	77,254
Touchstone Mid Cap Growth (Pinnacle)	—	4,849	(4,849)	12,148	7,105	13,801	101,147	87,346	99,494	94,645
Touchstone Mid Cap Growth (Pinnacle IV)	—	14,731	(14,731)	168,577	18,063	272,077	377,081	105,004	273,581	258,850
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	—	578	(578)	608	1,280	935	15,135	14,200	14,808	14,230
Touchstone Mid Cap Growth (Pinnacle Plus)	—	35,010	(35,010)	182,746	36,797	165,871	555,267	389,396	572,142	537,132
Touchstone Mid Cap Growth (PinnacleV)	—	3,177	(3,177)	12,183	4,699	17,823	62,995	45,172	57,355	54,178
Touchstone Moderate ETF (AdvantEdge)	20,119	16,543	3,576	17,134	—	79,944	197,926	117,982	135,116	138,692
Touchstone Moderate ETF (AnnuiChoice II)	15,757	9,554	6,203	37,493	—	136,889	209,945	73,056	110,549	116,752
Touchstone Moderate ETF (AnnuiChoice)	6,748	3,753	2,995	23,946	—	79,055	104,615	25,560	49,506	52,501
Touchstone Moderate ETF (GrandMaster flex3)	18,686	15,667	3,019	24,716	—	184,480	293,113	108,633	133,349	136,368
Touchstone Moderate ETF (Grandmaster)	2,139	1,619	520	7,507	—	14,652	23,554	8,902	16,409	16,929
Touchstone Moderate ETF (IQ Annuity)	24,844	20,453	4,391	93,135	—	311,023	408,676	97,653	190,788	195,179
Touchstone Moderate ETF (Pinnacle)	11,017	8,153	2,864	17,670	—	78,559	140,484	61,925	79,595	82,459
Touchstone Moderate ETF (Pinnacle IV)	60,742	54,532	6,210	485,215	—	861,300	871,320	10,020	495,235	501,445
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	239	142	97	129	—	269	1,844	1,575	1,704	1,801
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	2,735	613	2,122	197	—	—	8,620	8,620	8,817	10,939
Touchstone Moderate ETF (Pinnacle Plus)	38,424	35,076	3,348	98,514	—	465,429	639,436	174,007	272,521	275,869
Touchstone Moderate ETF (Pinnacle V)	36,850	27,473	9,377	118,381	—	193,684	316,828	123,144	241,525	250,902
Touchstone Money Market (AdvantEdge)	150	24,101	(23,951)	—	—	(2)	(2)	—	—	(23,951)
Touchstone Money Market (AnnuiChoice II)	38	4,358	(4,320)	—	—	(2)	(2)	—	—	(4,320)
Touchstone Money Market (AnnuiChoice)	52	5,211	(5,159)	—	—	(6)	(6)	—	—	(5,159)
Touchstone Money Market (GrandMaster flex3)	88	13,536	(13,448)	—	—	(4)	(4)	—	—	(13,448)
Touchstone Money Market (Grandmaster)	248	33,621	(33,373)	—	—	(25)	(25)	—	—	(33,373)
Touchstone Money Market (IQ3)	327	47,204	(46,877)	—	—	(11)	(11)	—	—	(46,877)
Touchstone Money Market (Pinnacle)	208	28,255	(28,047)	—	—	(21)	(21)	—	—	(28,047)
Touchstone Money Market (Pinnacle IV)	394	57,465	(57,071)	—	—	(30)	(30)	—	—	(57,071)
Touchstone Money Market (Pinnacle II Reduced M&E)	3	314	(311)	—	—	—	—	—	—	(311)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$3	$353	$(350)	$—	$—	$—	$—	$—	$—	$(350)
Touchstone Money Market (Pinnacle Plus)	68	11,392	(11,324)	—	—	(7)	(7)	—	—	(11,324)
Touchstone Money Market (Pinnacle V)	162	25,216	(25,054)	—	—	(5)	(5)	—	—	(25,054)
Touchstone Third Avenue Value (AdvantEdge)	10,933	4,632	6,301	18,487	—	17,027	47,806	30,779	49,266	55,567
Touchstone Third Avenue Value (AnnuiChoice II)	14,516	3,898	10,618	23,307	—	50,899	86,571	35,672	58,979	69,597
Touchstone Third Avenue Value (AnnuiChoice)	13,428	3,532	9,896	24,147	—	27,907	64,882	36,975	61,122	71,018
Touchstone Third Avenue Value (GrandMaster flex3)	33,349	11,452	21,897	30,064	—	124,729	222,602	97,873	127,937	149,834
Touchstone Third Avenue Value (Grandmaster)	33,213	10,946	22,267	55,450	—	91,888	176,890	85,002	140,452	162,719
Touchstone Third Avenue Value (IQ Annuity)	64,510	21,876	42,634	(39,603)	—	148,638	450,102	301,464	261,861	304,495
Touchstone Third Avenue Value (Pinnacle)	122,241	41,421	80,820	73,034	—	261,311	689,514	428,203	501,237	582,057
Touchstone Third Avenue Value (Pinnacle IV)	128,513	48,224	80,289	381,699	—	483,686	693,259	209,573	591,272	671,561
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,018	764	2,254	221	—	3,104	14,870	11,766	11,987	14,241
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	2,562	152	2,410	633	—	—	395	395	1,028	3,438
Touchstone Third Avenue Value (Pinnacle Plus)	36,145	15,168	20,977	77,431	—	52,364	137,222	84,858	162,289	183,266
Touchstone Third Avenue Value (Pinnacle V)	35,006	13,934	21,072	42,450	—	58,244	173,173	114,929	157,379	178,451
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	17,139	15,470	1,669	20,376	50,525	65,110	182,570	117,460	137,836	139,505
Fidelity VIP Overseas (Pinnacle)	2,101	2,047	54	(3,181)	576	(34,891)	6,193	41,084	37,903	37,957
Fidelity VIP Overseas (Pinnacle IV)	2,650	2,861	(211)	10,076	726	49,365	88,033	38,668	48,744	48,533
Fidelity VIP Equity-Income (Grandmaster)	215,895	119,555	96,340	(60,263)	572,589	(595,807)	833,915	1,429,722	1,369,459	1,465,799
Fidelity VIP Equity-Income (Pinnacle)	31,865	18,861	13,004	(45,464)	84,734	(604,057)	(356,257)	247,800	202,336	215,340
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	311	133	178	20	823	173	1,965	1,792	1,812	1,990
Fidelity VIP Growth (Grandmaster)	13,463	64,292	(50,829)	346,725	3,205	1,157,487	2,284,945	1,127,458	1,474,183	1,423,354
Fidelity VIP High Income (Grandmaster)	178,337	41,658	136,679	74,747	—	111,634	36,165	(75,469)	(722)	135,957
Fidelity VIP II Asset Manager (Grandmaster)	58,610	51,486	7,124	56,751	9,088	223,409	653,087	429,678	486,429	493,553
Fidelity VIP II Contrafund (Grandmaster)	110,955	142,167	(31,212)	110,578	2,954	321,746	2,996,780	2,675,034	2,785,612	2,754,400
Fidelity VIP II Contrafund (Pinnacle)	57,649	74,546	(16,897)	66,218	1,535	1,089,023	2,483,291	1,394,268	1,460,486	1,443,589
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	370	372	(2)	126	10	1,154	9,811	8,657	8,783	8,781
Fidelity VIP II Index 500 (Grandmaster)	69,282	51,762	17,520	197,642	37,817	505,894	1,259,205	753,311	950,953	968,473
Fidelity VIP II Index 500 (IQ3)	415	283	132	48	209	813	6,062	5,249	5,297	5,429
Fidelity VIP II Index 500 (Pinnacle)	43,846	33,127	10,719	(5,081)	24,193	(85,741)	511,014	596,755	591,674	602,393
Fidelity VIP II Index 500 (Pinnacle IV)	316	566	(250)	9,897	573	4,281	5,154	873	10,770	10,520
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	399	218	181	32	199	705	5,748	5,043	5,075	5,256
Fidelity VIP II Investment Grade Bond (Pinnacle)	21,114	13,216	7,898	7,980	10,829	44,135	(12,475)	(56,610)	(48,630)	(40,732)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	32,608	22,069	10,539	11,024	16,724	82,857	(5,268)	(88,125)	(77,101)	(66,562)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	108	49	59	—	56	9	(237)	(246)	(246)	(187)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	882	387	495	186	452	2,802	578	(2,224)	(2,038)	(1,543)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	1,120	847	273	401	575	3,334	217	(3,117)	(2,716)	(2,443)
Fidelity VIP II Investment Grade Bond (Grandmaster)	29,462	17,836	11,626	7,523	15,111	63,153	(14,308)	(77,461)	(69,938)	(58,312)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	2,969	1,831	1,138	184	1,523	6,051	(886)	(6,937)	(6,753)	(5,615)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,001	54	947	(1)	514	—	(1,626)	(1,626)	(1,627)	(680)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	$2,806	$2,672	$134	$2,592	$1,439	$9,491	$(351)	$(9,842)	$(7,250)	$(7,116)
Fidelity VIP III Balanced (Grandmaster)	25,344	22,903	2,441	41,646	75,099	106,407	266,282	159,875	201,521	203,962
Fidelity VIP Overseas (AnnuiChoice)	22	17	5	8	6	307	694	387	395	400
Fidelity VIP Overseas (Grandmaster flex3)	418	552	(134)	6,021	115	11,139	13,974	2,835	8,856	8,722
Fidelity VIP Overseas (Grandmaster)	25,094	24,792	302	(60,265)	6,879	(546,434)	(26,799)	519,635	459,370	459,672
Fidelity VIP Overseas (IQ Annuity)	243	250	(7)	(30)	67	(2,008)	2,334	4,342	4,312	4,305
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	49	15	34	23	13	—	477	477	500	534
Fidelity VIP Overseas (Pinnacle Plus)	946	1,188	(242)	(2,224)	260	(8,645)	11,112	19,757	17,533	17,291
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	799	5,940	(5,141)	30,279	288	88,252	192,850	104,598	134,877	129,736
Fidelity VIP III Mid Cap (Grandmaster)	6,057	19,710	(13,653)	5,408	190,138	(522,978)	(276,246)	246,732	252,140	238,487
Fidelity VIP III Mid Cap (Pinnacle)	11,484	38,621	(27,137)	30,453	362,160	634,984	1,107,515	472,531	502,984	475,847
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	27	71	(44)	8	846	(356)	718	1,074	1,082	1,038
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	3,404	3,955	(551)	1,888	628	29,325	61,843	32,518	34,406	33,855
Fidelity VIP Asset Manager (AdvantEdge)	1,048	1,257	(209)	1,539	194	14,748	23,116	8,368	9,907	9,698
Fidelity VIP Asset Manager (AnnuiChoice II)	2,305	1,946	359	4,564	428	22,808	39,544	16,736	21,300	21,659
Fidelity VIP Asset Manager (AnnuiChoice)	1,261	924	337	129	234	5,768	17,340	11,572	11,701	12,038
Fidelity VIP Asset Manager (GrandMaster flex3)	303	343	(40)	155	56	1,858	4,484	2,626	2,781	2,741
Fidelity VIP Asset Manager (Pinnacle)	13	13	—	32	3	75	174	99	131	131
Fidelity VIP Asset Manager (Pinnacle IV)	4,015	4,235	(220)	457	745	17,089	52,647	35,558	36,015	35,795
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	174	33	141	19	33	—	342	342	361	502
Fidelity VIP Asset Manager (Pinnacle Plus)	487	1,485	(998)	9,140	87	5,587	8,222	2,635	11,775	10,777
Fidelity VIP Asset Manager (Pinnacle V)	2,780	2,919	(139)	2,165	517	13,462	35,218	21,756	23,921	23,782
Fidelity VIP Balanced (AdvantEdge)	10,331	8,885	1,446	10,076	26,259	17,417	76,634	59,217	69,293	70,739
Fidelity VIP Balanced (AnnuiChoice II)	3,130	2,183	947	3,019	9,306	10,405	27,779	17,374	20,393	21,340
Fidelity VIP Balanced (AnnuiChoice)	3,265	2,443	822	6,801	11,572	18,339	41,006	22,667	29,468	30,290
Fidelity VIP Balanced (GrandMaster flex3)	2,996	3,033	(37)	7,827	9,677	14,126	30,956	16,830	24,657	24,620
Fidelity VIP Balanced (Grandmaster)	5,086	5,028	58	18,615	18,467	29,708	53,964	24,256	42,871	42,929
Fidelity VIP Balanced (IQ3)	3,593	3,961	(368)	12,028	12,869	18,913	40,030	21,117	33,145	32,777
Fidelity VIP Balanced (Pinnacle)	4,104	4,599	(495)	13,986	14,822	18,502	45,471	26,969	40,955	40,460
Fidelity VIP Balanced (Pinnacle IV)	16,657	19,821	(3,164)	43,093	60,256	91,755	208,171	116,416	159,509	156,345
Fidelity VIP Balanced (Pinnacle Plus)	6,279	7,574	(1,295)	6,165	21,550	4,955	53,288	48,333	54,498	53,203
Fidelity VIP Balanced (Pinnacle V)	12,078	16,350	(4,272)	59,222	45,059	58,963	129,075	70,112	129,334	125,062
Fidelity VIP Contrafund (AdvantEdge)	15,896	29,678	(13,782)	83,634	557	206,491	604,114	397,623	481,257	467,475
Fidelity VIP Contrafund (AnnuiChoice II)	5,384	7,025	(1,641)	46,248	189	116,381	229,320	112,939	159,187	157,546
Fidelity VIP Contrafund (AnnuiChoice)	7,029	9,072	(2,043)	58,710	246	212,181	396,027	183,846	242,556	240,513
Fidelity VIP Contrafund (GrandMaster flex3)	8,940	13,998	(5,058)	16,941	313	131,908	351,128	219,220	236,161	231,103
Fidelity VIP Contrafund (IQ Advisor Standard)	88	54	34	(2)	3	(976)	1,363	2,339	2,337	2,371
Fidelity VIP Contrafund (IQ3)	13,695	23,026	(9,331)	15,535	480	177,171	581,873	404,702	420,237	410,906
Fidelity VIP Contrafund (Pinnacle IV)	49,481	95,766	(46,285)	201,363	1,733	734,083	2,256,338	1,522,255	1,723,618	1,677,333

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	$696	$530	$166	$3,584	$24	$445	$9,356	$8,911	$12,495	$12,661
Fidelity VIP Contrafund (Pinnacle Plus)	20,006	40,231	(20,225)	162,211	701	173,781	642,968	469,187	631,398	611,173
Fidelity VIP Contrafund (Pinnacle V)	51,500	94,621	(43,121)	259,600	1,803	937,853	2,260,857	1,323,004	1,582,604	1,539,483
Fidelity VIP Disciplined Small Cap (Advantedge)	—	57	(57)	2,575	60	1,388	(1)	(1,389)	1,186	1,129
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	22	111	(89)	158	785	(14)	1,817	1,831	1,989	1,900
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	67	321	(254)	42	2,455	(95)	7,606	7,701	7,743	7,489
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	—	8	(8)	116	—	—	—	—	116	108
Fidelity VIP Disciplined Small Cap (GrandMaster)	33	230	(197)	522	1,231	382	3,999	3,617	4,139	3,942
Fidelity VIP Disciplined Small Cap (IQ Annuity)	156	1,085	(929)	217	5,684	3,877	21,672	17,795	18,012	17,083
Fidelity VIP Disciplined Small Cap (Pinnacle)	259	1,909	(1,650)	44,142	9,532	20,431	6,915	(13,516)	30,626	28,976
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	160	1,319	(1,159)	9,361	5,932	10,629	19,026	8,397	17,758	16,599
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	2,834	22,059	(19,225)	47,814	100,889	902	229,187	228,285	276,099	256,874
Fidelity VIP Disciplined Small Cap (Pinnacle V)	256	1,822	(1,566)	2,716	9,215	7,163	31,809	24,646	27,362	25,796
Fidelity VIP Equity-Income (AnnuiChoice II)	8,239	4,085	4,154	8,646	24,233	47,618	91,397	43,779	52,425	56,579
Fidelity VIP Equity-Income (AdvantEdge)	3,578	2,748	830	32,761	10,560	14,725	10,600	(4,125)	28,636	29,466
Fidelity VIP Equity-Income (AnnuiChoice)	5,944	2,758	3,186	14,227	17,638	26,084	56,479	30,395	44,622	47,808
Fidelity VIP Equity-Income (GrandMaster flex3)	3,820	2,573	1,247	(1,663)	11,259	1,926	28,688	26,762	25,099	26,346
Fidelity VIP Equity-Income (IQ3)	9,455	5,965	3,490	26,052	27,900	119,201	159,052	39,851	65,903	69,393
Fidelity VIP Equity-Income (Pinnacle IV)	35,934	22,978	12,956	28,125	106,027	210,972	425,409	214,437	242,562	255,518
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	1,966	437	1,529	164	5,649	(184)	1,166	1,350	1,514	3,043
Fidelity VIP Equity-Income (Pinnacle Plus)	48,589	36,257	12,332	85,225	142,521	(855)	197,206	198,061	283,286	295,618
Fidelity VIP Equity-Income (Pinnacle V)	24,401	15,324	9,077	23,716	71,549	29,221	144,600	115,379	139,095	148,172
Fidelity VIP Freedom 2010 (Advantedge)	825	965	(140)	4,512	683	3,680	4,641	961	5,473	5,333
Fidelity VIP Freedom 2010 (GrandMaster flex3)	108	160	(52)	1,144	121	2,467	2,288	(179)	965	913
Fidelity VIP Freedom 2010 (GrandMaster)	218	205	13	150	178	734	2,064	1,330	1,480	1,493
Fidelity VIP Freedom 2010 (Pinnacle)	1,370	1,247	123	103	1,083	2,523	11,347	8,824	8,927	9,050
Fidelity VIP Freedom 2010 (Pinnacle IV)	10,029	11,250	(1,221)	19,618	9,346	20,971	78,082	57,111	76,729	75,508
Fidelity VIP Freedom 2010 (Pinnacle V)	12,517	14,158	(1,641)	32,098	10,593	73,394	129,997	56,603	88,701	87,060
Fidelity VIP Freedom 2015 (AdvantEdge)	2,193	2,067	126	1,608	1,860	13,681	25,524	11,843	13,451	13,577
Fidelity VIP Freedom 2015 (AnnuiChoice II)	287	217	70	(105)	275	(203)	1,825	2,028	1,923	1,993
Fidelity VIP Freedom 2015 (GrandMaster flex3)	113	112	1	3	106	357	1,087	730	733	734
Fidelity VIP Freedom 2015 (GrandMaster)	26	195	(169)	(810)	1,073	(2,185)	1	2,186	1,376	1,207
Fidelity VIP Freedom 2015 (IQ Annuity)	20	333	(313)	11,126	803	7,725	(2)	(7,727)	3,399	3,086
Fidelity VIP Freedom 2015 (Pinnacle)	1	6	(5)	(28)	34	(72)	—	72	44	39
Fidelity VIP Freedom 2015 (Pinnacle IV)	6,973	6,620	353	37	6,852	42,678	88,898	46,220	46,257	46,610
Fidelity VIP Freedom 2015 (Pinnacle Plus)	1,283	1,429	(146)	1,771	1,265	12,411	19,285	6,874	8,645	8,499
Fidelity VIP Freedom 2015 (Pinnacle V)	9,987	10,307	(320)	12,081	9,978	71,210	126,597	55,387	67,468	67,148
Fidelity VIP Freedom 2020 (AdvantEdge)	20	65	(45)	291	44	(103)	116	219	510	465
Fidelity VIP Freedom 2020 (AnnuiChoice II)	591	431	160	(43)	506	(3,664)	702	4,366	4,323	4,483
Fidelity VIP Freedom 2020 (GrandMaster)	137	413	(276)	(113)	1,520	(3,311)	752	4,063	3,950	3,674
Fidelity VIP Freedom 2020 (Pinnacle IV)	6,268	5,766	502	(421)	5,357	(11,271)	34,941	46,212	45,791	46,293

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle)	$1	$10	$(9)	$(3)	$46	$(106)	$(1)	$105	$102	$93
Fidelity VIP Freedom 2020 (Pinnacle Plus)	273	717	(444)	5,594	523	3,425	2,935	(490)	5,104	4,660
Fidelity VIP Freedom 2020 (Pinnacle V)	4,405	4,041	364	1,285	3,563	33,272	61,904	28,632	29,917	30,281
Fidelity VIP Freedom 2025 (Advantedge)	21	65	(44)	395	49	(94)	157	251	646	602
Fidelity VIP Freedom 2025 (GrandMaster)	—	327	(327)	1,632	1,568	(2,781)	—	2,781	4,413	4,086
Fidelity VIP Freedom 2025 (Pinnacle)	—	11	(11)	50	50	(91)	—	91	141	130
Fidelity VIP Freedom 2025 (Pinnacle IV)	97	86	11	14	95	95	944	849	863	874
Fidelity VIP Freedom 2025 (Pinnacle V)	5,504	4,479	1,025	436	4,443	9,780	50,216	40,436	40,872	41,897
Fidelity VIP Freedom 2030 (Grandmaster)	65	459	(394)	2,587	1,893	(4,204)	—	4,204	6,791	6,397
Fidelity VIP Freedom 2030 (Pinnacle)	2	15	(13)	80	61	(138)	—	138	218	205
Fidelity VIP Freedom 2030 (Pinnacle IV)	43	44	(1)	32	49	(66)	412	478	510	509
Fidelity VIP Freedom 2030 (Pinnacle Plus)	48	53	(5)	(8)	45	(299)	227	526	518	513
Fidelity VIP Freedom 2030 (Pinnacle V)	2,418	2,447	(29)	416	2,277	16,003	40,920	24,917	25,333	25,304
Fidelity VIP Growth (AnnuiChoice II)	120	3,109	(2,989)	27,053	182	58,918	114,369	55,451	82,504	79,515
Fidelity VIP Growth (GrandMaster)	237	6,931	(6,694)	56,265	360	55,581	154,611	99,030	155,295	148,601
Fidelity VIP Growth (AdvantEdge)	48	1,711	(1,663)	4,705	73	13,104	41,078	27,974	32,679	31,016
Fidelity VIP Growth (AnnuiChoice)	31	1,091	(1,060)	16,195	48	4,222	20,474	16,252	32,447	31,387
Fidelity VIP Growth (GrandMaster flex3)	33	1,171	(1,138)	2,958	51	17,030	37,238	20,208	23,166	22,028
Fidelity VIP Growth (IQ3)	52	1,760	(1,708)	9,644	80	32,619	59,844	27,225	36,869	35,161
Fidelity VIP Growth (Pinnacle)	34	1,153	(1,119)	8,641	53	4,521	20,609	16,088	24,729	23,610
Fidelity VIP Growth (Pinnacle IV)	220	7,084	(6,864)	23,808	335	112,158	246,971	134,813	158,621	151,757
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	1	24	(23)	111	2	—	574	574	685	662
Fidelity VIP Growth (Pinnacle Plus)	171	8,227	(8,056)	135,875	260	75,151	98,614	23,463	159,338	151,282
Fidelity VIP Growth (Pinnacle V)	280	9,014	(8,734)	83,875	427	65,482	159,922	94,440	178,315	169,581
Fidelity VIP High Income (AdvantEdge)	35,664	7,933	27,731	13,222	—	837	(16,931)	(17,768)	(4,546)	23,185
Fidelity VIP High Income (AnnuiChoice II)	3,499	773	2,726	2,346	—	2,407	228	(2,179)	167	2,893
Fidelity VIP High Income (AnnuiChoice)	11,486	2,032	9,454	1,519	—	4,297	2,418	(1,879)	(360)	9,094
Fidelity VIP High Income (GrandMaster flex3)	100,411	19,967	80,444	31,885	—	3,126	(46,404)	(49,530)	(17,645)	62,799
Fidelity VIP High Income (IQ3)	399,505	73,530	325,975	99,152	—	(23,272)	(199,666)	(176,394)	(77,242)	248,733
Fidelity VIP High Income (Pinnacle)	2,765	651	2,114	383	—	1,176	779	(397)	(14)	2,100
Fidelity VIP High Income (Pinnacle IV)	31,883	8,057	23,826	16,888	—	18,628	1,262	(17,366)	(478)	23,348
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	122	36	86	28	—	—	(22)	(22)	6	92
Fidelity VIP High Income (Pinnacle Plus)	17,996	8,438	9,558	32,157	—	14,992	(2,635)	(17,627)	14,530	24,088
Fidelity VIP High Income (Pinnacle V)	25,803	7,549	18,254	23,518	—	15,694	(11,682)	(27,376)	(3,858)	14,396
Fidelity VIP II Index 500 (Pinnacle)	7,765	5,655	2,110	105,870	5,094	74,208	98,339	24,131	130,001	132,111
Fidelity VIP II Index 500 (Pinnacle IV)	44,197	37,781	6,416	308,816	27,823	291,227	639,758	348,531	657,347	663,763
Fidelity VIP II Index 500 (Pinnacle V)	61,211	39,795	21,416	165,928	23,755	294,864	756,296	461,432	627,360	648,776
Fidelity VIP Index 500 (AdvantEdge)	13,414	12,187	1,227	106,150	7,089	59,717	139,501	79,784	185,934	187,161
Fidelity VIP Index 500 (AnnuiChoice II)	9,989	6,562	3,427	31,165	5,358	62,150	170,526	108,376	139,541	142,968
Fidelity VIP Index 500 (AnnuiChoice)	5,329	3,517	1,812	35,995	4,354	37,133	92,259	55,126	91,121	92,933
Fidelity VIP Index 500 (Grandmaster flex3)	5,607	5,430	177	252	3,551	32,716	120,756	88,040	88,292	88,469

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster)	$18,791	$16,334	$2,457	$336,242	$11,341	$259,402	$245,746	$(13,656)	$322,586	$325,043
Fidelity VIP Index 500 (IQ3)	10,976	9,105	1,871	357	6,229	(26,404)	129,158	155,562	155,919	157,790
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	1,407	160	1,247	124	201	—	3,092	3,092	3,216	4,463
Fidelity VIP Index 500 (Pinnacle Plus)	19,032	22,006	(2,974)	221,894	14,969	137,080	278,636	141,556	363,450	360,476
Fidelity VIP Investment Grade Bond (AdvantEdge)	15,831	10,773	5,058	(946)	9,054	(652)	(38,260)	(37,608)	(38,554)	(33,496)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	10,069	4,394	5,675	2,148	5,759	6,720	(19,044)	(25,764)	(23,616)	(17,941)
Fidelity VIP Investment Grade Bond (AnnuiChoice)	4,565	2,151	2,414	16	2,611	2,848	(8,847)	(11,695)	(11,679)	(9,265)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	3,260	16,280	(13,020)	(26,931)	1,864	(12,099)	(9,638)	2,461	(24,470)	(37,490)
Fidelity VIP Investment Grade Bond (GrandMaster)	10,348	6,785	3,563	(3,444)	5,918	(6,643)	(29,780)	(23,137)	(26,581)	(23,018)
Fidelity VIP Investment Grade Bond (IQ3)	11,440	8,587	2,853	3,543	6,543	30,590	(3,923)	(34,513)	(30,970)	(28,117)
Fidelity VIP Investment Grade Bond (Pinnacle)	4,112	2,763	1,349	(2,534)	2,352	(2,186)	(10,067)	(7,881)	(10,415)	(9,066)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	29,001	24,288	4,713	15,220	16,586	30,114	(68,550)	(98,664)	(83,444)	(78,731)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	654	337	317	(20)	374	68	(1,586)	(1,654)	(1,674)	(1,357)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	424	60	364	50	243	—	(843)	(843)	(793)	(429)
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	5,259	14,267	(9,008)	(48,229)	3,008	(35,685)	(14,861)	20,824	(27,405)	(36,413)
Fidelity VIP Investment Grade Bond (Pinnacle V)	120,053	69,209	50,844	8,499	68,663	756	(278,492)	(279,248)	(270,749)	(219,905)
Fidelity VIP Mid Cap (AdvantEdge)	2,104	12,424	(10,320)	24,915	101,181	(37,138)	71,333	108,471	133,386	123,066
Fidelity VIP Mid Cap (AnnuiChoice II)	1,344	5,637	(4,293)	2,294	64,441	(14,983)	66,192	81,175	83,469	79,176
Fidelity VIP Mid Cap (AnnuiChoice)	867	4,103	(3,236)	19,841	42,630	(22,785)	36,992	59,777	79,618	76,382
Fidelity VIP Mid Cap (GrandMaster flex3)	1,091	5,980	(4,889)	10,028	51,892	37,573	91,677	54,104	64,132	59,243
Fidelity VIP Mid Cap (Grandmaster)	1,001	5,011	(4,010)	928	47,492	(7,565)	47,972	55,537	56,465	52,455
Fidelity VIP Mid Cap (IQ Annuity)	2,665	13,764	(11,099)	930	127,296	3,273	162,288	159,015	159,945	148,846
Fidelity VIP Mid Cap (Pinnacle)	1,207	5,921	(4,714)	12,865	57,409	(12,528)	48,304	60,832	73,697	68,983
Fidelity VIP Mid Cap (Pinnacle IV)	5,215	30,365	(25,150)	175,732	253,877	237,341	448,264	210,923	386,655	361,505
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	4	20	(16)	26	212	(106)	171	277	303	287
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	174	604	(430)	65	8,193	(2,953)	4,798	7,751	7,816	7,386
Fidelity VIP Mid Cap (Pinnacle Plus)	6,449	40,592	(34,143)	169,900	307,269	36,739	247,401	210,662	380,562	346,419
Fidelity VIP Mid Cap (Pinnacle V)	5,338	29,221	(23,883)	64,659	254,853	37,113	290,239	253,126	317,785	293,902
Fidelity VIP Overseas (AdvantEdge)	3,862	5,978	(2,116)	15,535	1,331	13,261	91,079	77,818	93,353	91,237
Fidelity VIP Overseas (AnnuiChoice II)	2,273	2,218	55	4,652	783	21,166	65,055	43,889	48,541	48,596
Fidelity VIP Overseas (AnnuiChoice)	2,332	1,919	413	3,640	803	6,304	49,445	43,141	46,781	47,194
Fidelity VIP Overseas (GrandMaster flex3)	1,395	2,114	(719)	16,652	481	27,810	44,894	17,084	33,736	33,017
Fidelity VIP Overseas (GrandMaster)	7,924	3,887	4,037	23,250	2,731	8,787	61,781	52,994	76,244	80,281
Fidelity VIP Overseas (IQ3)	4,202	5,539	(1,337)	4,473	1,448	59,928	151,377	91,449	95,922	94,585
Fidelity VIP Overseas (Pinnacle)	5,972	6,894	(922)	117,898	2,058	53,650	52,332	(1,318)	116,580	115,658
Fidelity VIP Overseas (Pinnacle IV)	10,374	12,666	(2,292)	104,588	3,575	133,206	235,672	102,466	207,054	204,762
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	77	15	62	—	27	—	265	265	265	327
Fidelity VIP Overseas (Pinnacle Plus)	4,781	6,251	(1,470)	48,657	1,648	52,602	97,768	45,166	93,823	92,353
Fidelity VIP Overseas (Pinnacle V)	10,675	13,285	(2,610)	13,600	3,680	42,733	241,202	198,469	212,069	209,459
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	66,277	33,560	32,717	(12,655)	—	(179,320)	390,916	570,236	557,581	590,298

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	$215	$86	$129	$13	$—	$135	$1,938	$1,803	$1,816	$1,945
Franklin Income Securities (Pinnacle)	358,322	76,603	281,719	(129,982)	—	214,813	716,092	501,279	371,297	653,016
Franklin Income Securities (Pinnacle II Reduced M&E)	15,723	2,713	13,010	121	—	3,847	20,485	16,638	16,759	29,769
JP Morgan IT Mid Cap Value (AnnuiChoice)	17	16	1	5	17	188	589	401	406	407
JP Morgan IT Mid Cap Value (GrandMaster flex3)	1,116	1,696	(580)	2,345	1,200	43,544	68,810	25,266	27,611	27,031
JP Morgan IT Mid Cap Value (Grandmaster)	705	932	(227)	2,270	757	27,767	42,926	15,159	17,429	17,202
JP Morgan IT Mid Cap Value (IQ3)	490	701	(211)	449	526	19,097	30,860	11,763	12,212	12,001
JP Morgan IT Mid Cap Value (Pinnacle)	1,045	1,400	(355)	6,231	1,124	42,257	62,389	20,132	26,363	26,008
JP Morgan IT Mid Cap Value (Pinnacle IV)	6,623	9,278	(2,655)	37,005	7,117	258,241	383,031	124,790	161,795	159,140
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	27	(27)	—	—	—	1,127	1,127	1,127	1,100
JP Morgan IT Mid Cap Value (Pinnacle Plus)	2,831	4,583	(1,752)	41,389	3,041	108,702	136,514	27,812	69,201	67,449
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	418	164	254	26	129	2,415	865	(1,550)	(1,524)	(1,270)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	57	21	36	6	17	382	170	(212)	(206)	(170)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	10,098	3,489	6,609	9,399	3,095	61,473	14,886	(46,587)	(37,188)	(30,579)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	6,238	2,344	3,894	10,380	1,913	44,334	8,864	(35,470)	(25,090)	(21,196)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	580	161	419	2	177	1,298	(806)	(2,104)	(2,102)	(1,683)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	44	50	(6)	195	—	1,053	922	(131)	64	58
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	324	303	21	798	—	7,262	6,840	(422)	376	397
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,263	1,802	(539)	3,086	—	26,678	25,242	(1,436)	1,650	1,111
Morgan Stanley UIF U.S. Real Estate (IQ3)	905	1,220	(315)	(781)	—	9,411	10,971	1,560	779	464
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	6,220	7,858	(1,638)	132,876	—	101,886	(10,153)	(112,039)	20,837	19,199
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	14,717	19,817	(5,100)	(29,769)	—	252,787	297,019	44,232	14,463	9,363
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	7,564	4,007	3,557	20,366	—	66,038	104,760	38,722	59,088	62,645
Franklin Growth and Income Securities (AdvantEdge)	3,561	2,229	1,332	2,535	—	7,352	36,918	29,566	32,101	33,433
Franklin Growth and Income Securities (AnnuiChoice II)	3,621	1,662	1,959	(1,188)	—	15,018	49,506	34,488	33,300	35,259
Franklin Growth and Income Securities (AnnuiChoice)	23,747	6,496	17,251	312,260	—	207,912	47,539	(160,373)	151,887	169,138
Franklin Growth and Income Securities (GrandMaster flex3)	7,756	5,419	2,337	52,369	—	54,518	88,088	33,570	85,939	88,276
Franklin Growth and Income Securities (Grandmaster)	22,446	14,577	7,869	87,215	—	74,017	229,471	155,454	242,669	250,538
Franklin Growth and Income Securities (IQ Annuity)	20,270	11,763	8,507	(7,171)	—	(13,765)	181,220	194,985	187,814	196,321
Franklin Growth and Income Securities (Pinnacle)	20,473	10,955	9,518	53,510	—	73,108	204,390	131,282	184,792	194,310
Franklin Growth and Income Securities (Pinnacle IV)	59,586	34,349	25,237	3,765	—	171,201	723,928	552,727	556,492	581,729
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	22	10	12	17	—	15	193	178	195	207
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	—	224	(224)	21	—	—	5,079	5,079	5,100	4,876
Franklin Growth and Income Securities (Pinnacle Plus)	17,763	11,700	6,063	(8,270)	—	(8,587)	161,822	170,409	162,139	168,202
Franklin Growth and Income Securities (Pinnacle V)	24,049	15,309	8,740	44,617	—	129,418	312,451	183,033	227,650	236,390
Franklin Income Securities (AdvantEdge)	14,129	3,963	10,166	1,474	—	4,171	19,695	15,524	16,998	27,164
Franklin Income Securities (AnnuiChoice II)	28,620	5,357	23,263	4,680	—	31,707	58,329	26,622	31,302	54,565
Franklin Income Securities (AnnuiChoice)	15,973	2,355	13,618	(6,094)	—	8,808	29,268	20,460	14,366	27,984
Franklin Income Securities (GrandMaster flex3)	92,583	22,954	69,629	(24,238)	—	87,547	211,070	123,523	99,285	168,914
Franklin Income Securities (Grandmaster)	71,335	14,586	56,749	8,997	—	56,093	118,417	62,324	71,321	128,070

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity)	$69,841	$15,841	$54,000	$(14,367)	$—	$74,871	$161,099	$86,228	$71,861	$125,861
Franklin Income Securities (Pinnacle IV)	245,515	53,792	191,723	269,883	—	446,202	407,683	(38,519)	231,364	423,087
Franklin Income Securities (Pinnacle Plus Reduced M&E)	913	377	536	269	—	189	4,819	4,630	4,899	5,435
Franklin Income Securities (Pinnacle Plus)	71,449	17,915	53,534	(16,866)	—	38,568	124,120	85,552	68,686	122,220
Franklin Income Securities (Pinnacle V)	251,597	61,133	190,464	32,493	—	152,312	372,419	220,107	252,600	443,064
Franklin Large Cap Growth Securities (AdvantEdge)	1,799	3,037	(1,238)	6,576	—	14,326	52,708	38,382	44,958	43,720
Franklin Large Cap Growth Securities (AnnuiChoice II)	1,543	1,712	(169)	417	—	12,038	47,031	34,993	35,410	35,241
Franklin Large Cap Growth Securities (AnnuiChoice)	381	505	(124)	3,048	—	3,163	11,957	8,794	11,842	11,718
Franklin Large Cap Growth Securities (GrandMaster flex3)	128	192	(64)	259	—	1,417	4,078	2,661	2,920	2,856
Franklin Large Cap Growth Securities (Grandmaster)	459	4,361	(3,902)	9,790	—	2,047	54,724	52,677	62,467	58,565
Franklin Large Cap Growth Securities (IQ Annuity)	1,681	2,407	(726)	46	—	13,599	54,572	40,973	41,019	40,293
Franklin Large Cap Growth Securities (Pinnacle)	1,426	2,829	(1,403)	7,290	—	9,697	48,768	39,071	46,361	44,958
Franklin Large Cap Growth Securities (Pinnacle IV)	6,757	11,043	(4,286)	23,250	—	67,541	224,134	156,593	179,843	175,557
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)	57	60	(3)	78	—	70	1,292	1,222	1,300	1,297
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	—	6	(6)	—	—	—	186	186	186	180
Franklin Large Cap Growth Securities (Pinnacle Plus)	2,674	4,564	(1,890)	11,403	—	12,439	66,423	53,984	65,387	63,497
Franklin Large Cap Growth Securities (Pinnacle V)	8,718	14,145	(5,427)	42,188	—	105,821	278,463	172,642	214,830	209,403
Franklin Mutual Shares Securities (AdvantEdge)	33,168	25,464	7,704	49,830	—	126,518	431,508	304,990	354,820	362,524
Franklin Mutual Shares Securities (AnnuiChoice II)	5,246	2,826	2,420	5,215	—	17,601	66,330	48,729	53,944	56,364
Franklin Mutual Shares Securities (AnnuiChoice)	4,743	3,265	1,478	85,589	—	67,329	60,717	(6,612)	78,977	80,455
Franklin Mutual Shares Securities (GrandMaster flex3)	17,794	13,516	4,278	(10,851)	—	(601)	206,073	206,674	195,823	200,101
Franklin Mutual Shares Securities (IQ Advisor Standard)	209	76	133	560	—	(468)	1,972	2,440	3,000	3,133
Franklin Mutual Shares Securities (IQ Annuity)	5,934	3,864	2,070	28,271	—	47,563	87,989	40,426	68,697	70,767
Franklin Mutual Shares Securities (Pinnacle)	11,259	9,046	2,213	99,898	—	104,487	165,838	61,351	161,249	163,462
Franklin Mutual Shares Securities (Pinnacle IV)	40,280	29,195	11,085	78,333	—	186,882	563,542	376,660	454,993	466,078
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	18	10	8	19	—	36	206	170	189	197
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	—	137	(137)	45	—	—	2,696	2,696	2,741	2,604
Franklin Mutual Shares Securities (Pinnacle Plus)	42,498	31,986	10,512	136,192	—	25,043	269,692	244,649	380,841	391,353
Franklin Mutual Shares Securities (Pinnacle V)	62,444	47,542	14,902	119,484	—	304,394	871,437	567,043	686,527	701,429
Franklin Mutual Shares Securities(Grandmaster)	10,149	11,200	(1,051)	328,946	—	226,919	111,234	(115,685)	213,261	212,210
Franklin Small Cap Value Securities (AdvantEdge)	1,262	1,339	(77)	17,249	1,629	12,279	16,402	4,123	21,372	21,295
Franklin Small Cap Value Securities (Annuichoice II)	470	428	42	1,255	606	5,104	14,268	9,164	10,419	10,461
Franklin Small Cap Value Securities (Annuichoice)	751	532	219	53,573	969	46,386	8,827	(37,559)	16,014	16,233
Franklin Small Cap Value Securities (Grandmaster)	10,036	6,619	3,417	187,114	12,951	101,212	49,458	(51,754)	135,360	138,777
Franklin Small Cap Value Securities (Grandmaster flex3)	928	983	(55)	5,777	1,198	9,404	20,224	10,820	16,597	16,542
Franklin Small Cap Value Securities (IQ Annuuity)	1,291	1,298	(7)	22,681	1,665	22,523	35,557	13,034	35,715	35,708
Franklin Small Cap Value Securities (Pinnacle Plus)	4,141	4,729	(588)	70,753	5,345	43,630	55,575	11,945	82,698	82,110
Franklin Small Cap Value Securities Fund (Pinnacle)	3,767	2,798	969	52,613	4,861	37,177	50,537	13,360	65,973	66,942
Franklin Small Cap Value Securities Fund (Pinnacle IV)	9,557	9,391	166	149,917	12,333	172,627	202,243	29,616	179,533	179,699
Franklin Small Cap Value Securities Fund (Pinnacle V)	4,602	4,889	(287)	56,208	5,939	59,047	89,670	30,623	86,831	86,544
Invesco VI American Franchise (AdvantEdge)	30	202	(172)	513	—	173	3,866	3,693	4,206	4,034

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (AnnuiChoice II)	$24	$112	$(88)	$447	$—	$768	$3,584	$2,816	$3,263	$3,175
Invesco VI American Franchise (AnnuiChoice)	—	40	(40)	3,571	—	2,416	4	(2,412)	1,159	1,119
Invesco VI American Franchise (GrandMaster flex3)	—	10	(10)	—	—	8	20	12	12	2
Invesco VI American Franchise (Grandmaster)	46	248	(202)	88	—	(217)	5,914	6,131	6,219	6,017
Invesco VI American Franchise (Pinnacle Plus)	105	743	(638)	1,198	—	732	14,291	13,559	14,757	14,119
Invesco VI Comstock (AdvantEdge)	2,456	2,393	63	3,217	—	5,268	42,346	37,078	40,295	40,358
Invesco VI Comstock (AnnuiChoice II)	792	589	203	1,830	—	3,238	15,617	12,379	14,209	14,412
Invesco VI Comstock (AnnuiChoice)	396	271	125	95	—	3,054	10,666	7,612	7,707	7,832
Invesco VI Comstock (GrandMaster flex3)	1,665	1,607	58	11,938	—	36,639	56,433	19,794	31,732	31,790
Invesco VI Comstock (Grandmaster)	2,681	2,419	262	4,910	—	4,137	46,791	42,654	47,564	47,826
Invesco VI Comstock (IQ Annuity)	314	313	1	90	—	5,591	11,625	6,034	6,124	6,125
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	128	149	(21)	193	—	101	5,365	5,264	5,457	5,436
Invesco VI Comstock (Pinnacle Plus)	21,170	23,222	(2,052)	84,423	—	10,611	269,285	258,674	343,097	341,045
Invesco VI American Value (AdvantEdge)	2,849	7,687	(4,838)	32,197	—	72,794	173,915	101,121	133,318	128,480
Invesco VI American Value (AnnuiChoice II)	448	932	(484)	3,131	—	7,497	27,085	19,588	22,719	22,235
Invesco VI American Value (AnnuiChoice)	92	141	(49)	182	—	—	3,050	3,050	3,232	3,183
Invesco VI American Value (Grandmaster flex3)	47	362	(315)	5,289	—	773	1,567	794	6,083	5,768
Invesco VI American Value (Grandmaster)	141	336	(195)	1,245	—	—	5,145	5,145	6,390	6,195
Invesco VI American Value (IQ Annuity)	172	220	(48)	4,946	—	3,294	5,902	2,608	7,554	7,506
Invesco VI American Value (Pinnacle Plus Reduced M&E)	17	34	(17)	88	—	—	600	600	688	671
Invesco VI American Value (Pinnacle Plus)	9,338	28,182	(18,844)	113,389	—	88,282	442,223	353,941	467,330	448,486
Invesco VI American Franchise (Pinnacle)	767	732	35	2,710	—	22	2,484	2,462	5,172	5,207
Invesco VI American Franchise (Pinnacle IV)	353	2,156	(1,803)	8,223	—	30,965	72,479	41,514	49,737	47,934
Invesco VI American Franchise (Pinnacle V)	258	1,588	(1,330)	4,122	—	16,381	46,938	30,557	34,679	33,349
Invesco VI Comstock (Pinnacle)	2,129	2,268	(139)	1,331	—	18,658	68,664	50,006	51,337	51,198
Invesco VI Comstock (Pinnacle IV)	5,643	6,094	(451)	72,832	—	156,167	204,786	48,619	121,451	121,000
Invesco VI Comstock (Pinnacle II Reduced M&E)	30	23	7	47	—	116	677	561	608	615
Invesco VI Comstock (Pinnacle V)	6,647	5,744	903	9,842	—	25,880	117,178	91,298	101,140	102,043
Invesco VI International Growth Class II (Advantedge)	479	745	(266)	382	—	508	7,986	7,478	7,860	7,594
Invesco VI International Growth Class II (IQ Advisor Enhanced)	93	74	19	9	—	—	1,675	1,675	1,684	1,703
Invesco VI International Growth Class II (Pinnacle Plus)	381	502	(121)	960	—	2,842	7,810	4,968	5,928	5,807
Invesco VI International Growth Class II (Pinnacle)	680	1,009	(329)	1,282	—	5,029	15,658	10,629	11,911	11,582
Invesco VI International Growth Class II (Pinnacle V)	2,709	3,451	(742)	18,618	—	10,912	30,480	19,568	38,186	37,444
Invesco VI American Value II (Pinnacle V)	1,827	4,931	(3,104)	15,254	—	32,668	104,659	71,991	87,245	84,141
Invesco VI American Value II (Pinnacle)	200	487	(287)	1,565	—	244	7,604	7,360	8,925	8,638
Invesco VI American Value II (Pinnacle IV)	619	1,167	(548)	3,144	—	703	16,379	15,676	18,820	18,272
Templeton Foreign Securities (Pinnacle)	8,248	4,686	3,562	12,832	—	40,583	90,202	49,619	62,451	66,013
Templeton Foreign Securities (Pinnacle IV)	31,924	19,435	12,489	(48,672)	—	51,681	340,136	288,455	239,783	252,272
Templeton Foreign Securities (Pinnacle II Reduced M&E)	49	23	26	21	—	77	441	364	385	411
Templeton Foreign Securities (Pinnacle V)	30,060	20,276	9,784	32,424	—	86,554	299,416	212,862	245,286	255,070
Templeton Foreign Securities Fund (AnnuiChoice II)	4,071	2,056	2,015	1,797	—	9,268	41,285	32,017	33,814	35,829

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice)	$1,761	$751	$1,010	$425	$—	$8,742	$22,251	$13,509	$13,934	$14,944
Templeton Foriegn Securities Fund (AdvantEdge)	10,231	6,848	3,383	10,916	—	21,194	89,666	68,472	79,388	82,771
Templeton Foriegn Securities Fund (GrandMaster flex3)	6,102	4,434	1,668	(17,228)	—	(18,900)	51,848	70,748	53,520	55,188
Templeton Foriegn Securities Fund (Grandmaster)	2,986	1,720	1,266	1,264	—	13,422	35,641	22,219	23,483	24,749
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	—	87	(87)	2	—	—	1,697	1,697	1,699	1,612
Templeton Foriegn Securities Fund (Pinnacle Plus)	15,374	11,310	4,064	27,348	—	34,217	131,752	97,535	124,883	128,947
Templeton Global Bond Sec (Grandmaster)*	290	61	229	(19)	75	—	(490)	(490)	(509)	(280)
Templeton Global Bond Sec (GrandMaster flex3)*	—	104	(104)	1	—	—	671	671	672	568
Templeton Global Bond Sec (Pinnacle IV)*	—	9	(9)	—	—	—	50	50	50	41
Templeton Global Bond Sec (AnnuiChoice II)*	—	1	(1)	—	—	—	34	34	34	33
Templeton Growth Securities (AdvantEdge)	2,331	1,437	894	3,712	—	12,285	29,979	17,694	21,406	22,300
Templeton Growth Securities (AnnuiChoice II)	2,285	955	1,330	1,691	—	6,461	24,362	17,901	19,592	20,922
Templeton Growth Securities (AnnuiChoice)	159	60	99	48	—	322	1,725	1,403	1,451	1,550
Templeton Growth Securities (GrandMaster flex3)	13,012	7,639	5,373	(9,216)	—	11,753	139,494	127,741	118,525	123,898
Templeton Growth Securities (Grandmaster)	2,817	1,410	1,407	1,546	—	7,003	30,489	23,486	25,032	26,439
Templeton Growth Securities (IQ Advisor Standard)	187	50	137	—	—	(737)	1,345	2,082	2,082	2,219
Templeton Growth Securities (IQ Annuity)	21,687	13,610	8,077	108,723	—	77,051	104,302	27,251	135,974	144,051
Templeton Growth Securities (Pinnacle)	3,843	3,182	661	59,896	—	31,383	28,474	(2,909)	56,987	57,648
Templeton Growth Securities (Pinnacle IV)	23,851	13,251	10,600	63,387	—	296,087	452,623	156,536	219,923	230,523
Templeton Growth Securities (Pinnacle II Reduced M&E)	279	115	164	21	—	600	3,095	2,495	2,516	2,680
Templeton Growth Securities (Pinnacle Plus Reduced M&E)	—	—	—	—	—	—	21	21	21	21
Templeton Growth Securities (Pinnacle Plus)	43,224	23,187	20,037	52,471	—	19,206	256,575	237,369	289,840	309,877
Templeton Growth Securities (Pinnacle V)	21,867	12,823	9,044	62,745	—	126,824	260,157	133,333	196,078	205,122
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	6,706	2,735	3,971	1,358	2,087	25,693	(41)	(25,734)	(24,376)	(20,405)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	3,101	908	2,193	1,578	966	12,613	(382)	(12,995)	(11,417)	(9,224)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	3,864	982	2,882	183	1,202	16,101	1,786	(14,315)	(14,132)	(11,250)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	5,149	2,061	3,088	4,636	1,603	20,453	(3,110)	(23,563)	(18,927)	(15,839)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	631	223	408	299	197	1,596	(1,223)	(2,819)	(2,520)	(2,112)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,107	(373)	7,480	4,778	2,212	25,232	(5,521)	(30,753)	(25,975)	(18,495)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	4,389	2,349	2,040	13,910	1,365	30,959	(4,847)	(35,806)	(21,896)	(19,856)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	99	21	78	(60)	30	—	(247)	(247)	(307)	(229)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	13,593	9,317	4,276	119,835	4,229	172,736	(19,544)	(192,280)	(72,445)	(68,169)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	16,909	6,730	10,179	5,978	5,262	56,630	(14,043)	(70,673)	(64,695)	(54,516)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	4,238	6,494	(2,256)	15,483	—	44,192	20,485	(23,707)	(8,224)	(10,480)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	408	434	(26)	1,927	—	5,189	2,420	(2,769)	(842)	(868)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	1,158	1,081	77	6,840	—	18,689	9,660	(9,029)	(2,189)	(2,112)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	2,274	3,228	(954)	21,619	—	52,281	25,790	(26,491)	(4,872)	(5,826)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	5,520	7,746	(2,226)	21,348	—	69,605	41,735	(27,870)	(6,522)	(8,748)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	4,079	5,149	(1,070)	5,320	—	113,766	100,537	(13,229)	(7,909)	(8,979)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	3,325	4,264	(939)	6,308	—	18,634	7,597	(11,037)	(4,729)	(5,668)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	14,157	17,410	(3,253)	61,751	—	124,531	33,852	(90,679)	(28,928)	(32,181)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	$—	$17	$(17)	$4	$—	$—	$27	$27	$31	$14
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	7,686	11,763	(4,077)	15,936	—	55,148	23,705	(31,443)	(15,507)	(19,584)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	10,453	14,897	(4,444)	25,446	—	110,561	68,114	(42,447)	(17,001)	(21,445)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	22	57	(35)	(30)	—	—	(318)	(318)	(348)	(383)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	17,388	31,687	(14,299)	59,766	—	76,063	18,785	(57,278)	2,488	(11,811)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	2,134	4,464	(2,330)	10,316	—	25,623	18,414	(7,209)	3,107	777
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	759	1,057	(298)	13,571	—	15,980	3,733	(12,247)	1,324	1,026
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	571	605	(34)	9,010	—	7,473	(555)	(8,028)	982	948
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	736	1,204	(468)	13,327	—	23,954	11,610	(12,344)	983	515
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	715	1,142	(427)	8,620	—	12,488	5,500	(6,988)	1,632	1,205
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	1,423	2,461	(1,038)	13,895	—	59,877	47,523	(12,354)	1,541	503
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	8,414	13,833	(5,419)	188,447	—	242,177	52,182	(189,995)	(1,548)	(6,967)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	7,300	13,275	(5,975)	54,374	—	129,275	84,818	(44,457)	9,917	3,942
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	3	2,906	(2,903)	2,389	36,185	3,273	21,152	17,879	20,268	17,365
BlackRock Capital Appreciation VI (AnnuiChoice II)	1	223	(222)	390	6,729	180	(8)	(188)	202	(20)
BlackRock Capital Appreciation VI (Annuichoice)	—	64	(64)	110	924	(348)	526	874	984	920
BlackRock Capital Appreciation VI (Grandmaster flex3)	—	114	(114)	15	1,170	(36)	941	977	992	878
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	3	(3)	33	—	(29)	—	29	62	59
BlackRock Capital Appreciation VI Class III (Pinnacle)	—	235	(235)	2,752	—	—	—	—	2,752	2,517
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	—	447	(447)	1,145	8,084	790	1,665	875	2,020	1,573
BlackRock Capital Appreciation VI Class III (Pinnacle V)	3	3,656	(3,653)	1,855	65,123	678	13,281	12,603	14,458	10,805
BlackRock Global Allocation VI (Advantedge)	6,523	9,813	(3,290)	2,100	25,637	(16,515)	31,387	47,902	50,002	46,712
BlackRock Global Allocation VI (AnnuiChoice II)	1,035	943	92	234	4,005	2,258	8,068	5,810	6,044	6,136
BlackRock Global Allocation VI (Annuichoice)	365	377	(12)	4,569	1,404	1,717	235	(1,482)	3,087	3,075
BlackRock Global Allocation VI (Grandmaster flex3)	3,229	1,330	1,899	2,442	11,316	1,221	(4,131)	(5,352)	(2,910)	(1,011)
BlackRock Global Allocation VI (Grandmaster)	919	3,311	(2,392)	18,467	3,607	161	743	582	19,049	16,657
BlackRock Global Allocation VI Class III (Pinnacle)	649	966	(317)	4,548	2,338	356	605	249	4,797	4,480
BlackRock Global Allocation VI Class III (Pinnacle IV)	220	1,069	(849)	6,411	788	251	255	4	6,415	5,566
BlackRock Global Allocation VI Class III (Pinnacle V)	1,675	2,738	(1,063)	10,960	6,640	1,199	1,648	449	11,409	10,346
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	11,514	9,098	2,416	25,877	27,677	87,280	241,608	154,328	180,205	182,621
DWS Small Cap Index VIP (Pinnacle IV)	246	224	22	5,285	589	5,109	4,821	(288)	4,997	5,019
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	42	29	13	6	102	62	761	699	705	718
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	—	94	(94)	14	—	(45)	1,783	1,828	1,842	1,748
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	—	128	(128)	174	—	—	2,909	2,909	3,083	2,955
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	—	17	(17)	2	—	—	498	498	500	483
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	—	555	(555)	195	—	(91)	10,846	10,937	11,132	10,577
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	—	20	(20)	168	—	56	278	222	390	370
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	—	1,149	(1,149)	26,902	—	4,252	5,602	1,350	28,252	27,103

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	$—	$471	$(471)	$382	$—	$1,391	$10,816	$9,425	$9,807	$9,336
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	—	21,891	(21,891)	54,697	—	678	304,861	304,183	358,880	336,989
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	—	1,538	(1,538)	5,956	—	5,204	24,750	19,546	25,502	23,964
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	3,131	4,946	(1,815)	219	—	(24,117)	61,283	85,400	85,619	83,804
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	264	292	(28)	(49)	—	165	7,341	7,176	7,127	7,099
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	27	42	(15)	7	—	56	791	735	742	727
Columbia VIT Small Cap Value Class 2 (Grandmaster)	296	391	(95)	314	—	730	8,399	7,669	7,983	7,888
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	1,060	1,742	(682)	865	—	(6,747)	21,478	28,225	29,090	28,408
Columbia VIT Small Cap Value Class 2 (Pinnacle)	2,938	417	2,521	4,697	—	31	583	552	5,249	7,770
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	109	260	(151)	263	—	(207)	4,369	4,576	4,839	4,688
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	1,578	2,465	(887)	598	—	(3,106)	39,491	42,597	43,195	42,308
DWS Small Cap Index (AdvantEdge)	35	596	(561)	193	99	199	11,700	11,501	11,694	11,133
DWS Small Cap Index (AnnuiChoice II)	500	430	70	619	1,405	1,115	10,599	9,484	10,103	10,173
DWS Small Cap Index (AnnuiChoice)	296	256	40	3,934	832	3,900	7,826	3,926	7,860	7,900
DWS Small Cap Index (GrandMaster flex3)	1,039	1,154	(115)	6,395	2,923	27,520	41,105	13,585	19,980	19,865
DWS Small Cap Index (Grandmaster)	1,933	1,316	617	13,124	5,437	1,630	5,960	4,330	17,454	18,071
DWS Small Cap Index (IQ3)	1,291	1,306	(15)	23	3,629	10,639	35,391	24,752	24,775	24,760
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	—	85	(85)	3	—	—	3,570	3,570	3,573	3,488
DWS Small Cap Index (Pinnacle Plus)	4,567	5,384	(817)	25,764	12,845	14,491	74,939	60,448	86,212	85,395
DWS Small Cap Index VIP (Pinnacle IV)	3,937	3,689	248	42,496	11,068	92,836	123,476	30,640	73,136	73,384
DWS Small Cap Index VIP (Pinnacle V)	1,770	1,945	(175)	10,194	4,976	30,024	53,687	23,663	33,857	33,682
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	14,632	5,792	8,840	(2,351)	—	7,633	(4,962)	(12,595)	(14,946)	(6,106)
Pimco VIT All Asset (IQ Annuity)	7,176	2,354	4,822	4,386	—	17,823	6,538	(11,285)	(6,899)	(2,077)
Pimco VIT All Asset (Pinnacle)	2,810	926	1,884	(1,025)	—	2,982	(341)	(3,323)	(4,348)	(2,464)
Pimco VIT All Asset (AnnuiChoice II)	15,963	4,329	11,634	8,194	—	15,626	(6,990)	(22,616)	(14,422)	(2,788)
Pimco VIT All Asset (AnnuiChoice)	2,056	555	1,501	335	—	1,842	(886)	(2,728)	(2,393)	(892)
Pimco VIT All Asset (GrandMaster flex3)	9,916	3,608	6,308	2,434	—	11,603	(3,086)	(14,689)	(12,255)	(5,947)
Pimco VIT All Asset (Grandmaster)	33,990	11,965	22,025	(20,914)	—	44,682	(4,443)	(49,125)	(70,039)	(48,014)
Pimco VIT All Asset (Pinnacle IV)	64,622	22,237	42,385	(12,074)	—	31,770	(34,678)	(66,448)	(78,522)	(36,137)
Pimco VIT All Asset (Pinnacle Plus)	11,284	4,091	7,193	2,679	—	11,899	(2,411)	(14,310)	(11,631)	(4,438)
Pimco VIT All Asset (Pinnacle V)	24,089	8,426	15,663	(315)	—	17,391	(9,852)	(27,243)	(27,558)	(11,895)
Pimco VIT Commodity Real Return (Pinnacle)	2,205	2,000	205	(23,860)	—	(32,485)	(32,797)	(312)	(24,172)	(23,967)
Pimco VIT Commodity Real Return (Pinnacle IV)	5,542	4,119	1,423	(122,088)	—	(99,628)	(29,674)	69,954	(52,134)	(50,711)
Pimco VIT Commodity Real Return (Pinnacle V)	17,318	16,198	1,120	(80,201)	—	(175,892)	(280,524)	(104,632)	(184,833)	(183,713)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	8,035	7,973	62	(11,002)	—	(77,722)	(153,266)	(75,544)	(86,546)	(86,484)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	2,192	1,553	639	(3,135)	—	(15,320)	(35,394)	(20,074)	(23,209)	(22,570)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	12	24	(12)	(5,323)	—	(5,310)	(98)	5,212	(111)	(123)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	2,802	2,339	463	(18,178)	—	(33,690)	(45,169)	(11,479)	(29,657)	(29,194)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	4,607	5,063	(456)	(16,303)	—	(29,808)	(62,200)	(32,392)	(48,695)	(49,151)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	925	865	60	(7,313)	—	(10,055)	(12,498)	(2,443)	(9,756)	(9,696)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	$4,154	$3,812	$342	$(46,226)	$—	$(56,717)	$(49,171)	$7,546	$(38,680)	$(38,338)
Pimco VIT Low Duration (AnnuiChoice II)	1,486	1,266	220	163	—	3,751	1,831	(1,920)	(1,757)	(1,537)
Pimco VIT Low Duration (AnnuiChoice)	267	198	69	28	—	708	368	(340)	(312)	(243)
Pimco VIT Low Duration (GrandMaster flex3)	1,892	2,063	(171)	3,864	—	6,168	(873)	(7,041)	(3,177)	(3,348)
Pimco VIT Low Duration (Grandmaster)	1,513	1,579	(66)	51	—	1,736	447	(1,289)	(1,238)	(1,304)
Pimco VIT Low Duration (IQ Annuity)	8,960	9,622	(662)	1,730	—	20,738	8,405	(12,333)	(10,603)	(11,265)
Pimco VIT Low Duration (Pinnacle)	434	434	—	834	—	2,183	817	(1,366)	(532)	(532)
Pimco VIT Low Duration (Pinnacle IV)	10,625	11,349	(724)	3,330	—	20,430	4,182	(16,248)	(12,918)	(13,642)
Pimco VIT Low Duration (AdvantEdge)	6,195	7,046	(851)	2,670	—	15,146	3,554	(11,592)	(8,922)	(9,773)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	1	1	—	—	—	—	(8)	(8)	(8)	(8)
Pimco VIT Low Duration (Pinnacle Plus)	6,216	7,657	(1,441)	3,942	—	13,536	2,206	(11,330)	(7,388)	(8,829)
Pimco VIT Low Duration (Pinnacle V)	12,881	15,100	(2,219)	3,284	—	22,090	3,541	(18,549)	(15,265)	(17,484)
Pimco VIT Real Return (Pinnacle IV)	8,950	10,413	(1,463)	8,191	4,177	34,770	(59,540)	(94,310)	(86,119)	(87,582)
Pimco VIT Real Return (AdvantEdge)	864	2,306	(1,442)	(3,682)	407	7,359	(5,774)	(13,133)	(16,815)	(18,257)
Pimco VIT Real Return (AnnuiChoice II)	3,275	2,598	677	(2,872)	1,518	1,214	(23,758)	(24,972)	(27,844)	(27,167)
Pimco VIT Real Return (AnnuiChoice)	1,811	2,755	(944)	(3,025)	847	17,635	(12,503)	(30,138)	(33,163)	(34,107)
Pimco VIT Real Return (GrandMaster flex3)	730	857	(127)	1,223	344	4,388	(3,576)	(7,964)	(6,741)	(6,868)
Pimco VIT Real Return (Grandmaster)	2,290	2,846	(556)	(773)	1,519	9,173	(14,769)	(23,942)	(24,715)	(25,271)
Pimco VIT Real Return (IQ Annuity)	4,238	3,323	915	1,884	2,003	21,084	(12,040)	(33,124)	(31,240)	(30,325)
Pimco VIT Real Return (Pinnacle)	1,700	2,182	(482)	(243)	825	7,186	(11,106)	(18,292)	(18,535)	(19,017)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	115	28	87	(226)	60	—	(304)	(304)	(530)	(443)
Pimco VIT Real Return (Pinnacle Plus)	7,447	14,022	(6,575)	(41,111)	3,482	(30,118)	(60,353)	(30,235)	(71,346)	(77,921)
Pimco VIT Real Return (Pinnacle V)	19,871	20,423	(552)	20,977	9,403	56,721	(119,116)	(175,837)	(154,860)	(155,412)
Pimco VIT Total Return (Pinnacle V)	183,273	135,027	48,246	20,482	77,778	196,507	(262,311)	(458,818)	(438,336)	(390,090)
Pimco VIT Total Return (AdvantEdge)	105,899	80,211	25,688	3,221	47,032	134,476	(113,961)	(248,437)	(245,216)	(219,528)
Pimco VIT Total Return (AnnuiChoice II)	21,978	11,851	10,127	28,531	9,880	39,753	(35,875)	(75,628)	(47,097)	(36,970)
Pimco VIT Total Return (AnnuiChoice)	7,239	3,569	3,670	1,796	2,267	12,548	(6,069)	(18,617)	(16,821)	(13,151)
Pimco VIT Total Return (GrandMaster flex3)	12,187	9,051	3,136	6,657	4,893	19,364	(15,614)	(34,978)	(28,321)	(25,185)
Pimco VIT Total Return (Grandmaster)	21,450	13,899	7,551	6,148	8,392	33,339	(25,382)	(58,721)	(52,573)	(45,022)
Pimco VIT Total Return (IQ Annuity)	20,987	14,974	6,013	3,825	8,431	30,227	(24,253)	(54,480)	(50,655)	(44,642)
Pimco VIT Total Return (Pinnacle)	17,525	11,436	6,089	4,712	6,534	29,765	(16,927)	(46,692)	(41,980)	(35,891)
Pimco VIT Total Return (Pinnacle IV)	22,900	16,215	6,685	(3,068)	7,428	24,123	(30,055)	(54,178)	(57,246)	(50,561)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	686	236	450	(697)	561	(211)	(1,527)	(1,316)	(2,013)	(1,563)
Pimco VIT Total Return (Pinnacle Plus)	29,752	25,583	4,169	13,967	9,403	39,460	(44,174)	(83,634)	(69,667)	(65,498)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	—	25	(25)	(351)	—	(318)	25	343	(8)	(33)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	—	313	(313)	(1,977)	—	(1,730)	213	1,943	(34)	(347)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	—	2,235	(2,235)	(6,975)	—	(27,318)	(16,821)	10,497	3,522	1,287
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	—	2,160	(2,160)	(1,601)	—	(21,009)	(15,635)	5,374	3,773	1,613
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	—	179	(179)	(157)	—	(2,434)	(1,764)	670	513	334
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	71	(71)	(48)	—	(1,910)	(1,678)	232	184	113

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	$—	$1	$(1)	$(4)	$—	$(33)	$(27)	$6	$2	$1
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	—	158	(158)	(23)	—	(955)	(633)	322	299	141
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	476	(476)	(6,855)	—	(10,649)	(3,269)	7,380	525	49
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	—	2,327	(2,327)	4,415	—	5,860	3,787	(2,073)	2,342	15
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	—	1,143	(1,143)	99	—	216	1,791	1,575	1,674	531
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	1,613	(1,613)	1,865	—	705	1,876	1,171	3,036	1,423
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	—	293	(293)	2,129	—	2,024	308	(1,716)	413	120
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	1,350	(1,350)	857	—	816	1,510	694	1,551	201
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	—	1,095	(1,095)	515	—	8,068	8,780	712	1,227	132
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	2,176	(2,176)	2,259	—	13,411	13,773	362	2,621	445
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	—	910	(910)	264	—	429	1,119	690	954	44
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	—	3,251	(3,251)	2,712	—	6,871	6,965	94	2,806	(445)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	—	3,537	(3,537)	9,050	—	7,569	388	(7,181)	1,869	(1,668)
Guggenheim VT Long Short Equity (AdvantEdge)	2	921	(919)	(888)	—	(24)	10,579	10,603	9,715	8,796
Guggenheim VT Long Short Equity (AnnuiChoice II)	1	524	(523)	(227)	—	(2,693)	4,856	7,549	7,322	6,799
Guggenheim VT Long Short Equity (AnnuiChoice)	—	4	(4)	1	—	146	218	72	73	69
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	29	(29)	3	—	23	318	295	298	269
Guggenheim VT Long Short Equity (Grandmaster)	—	5	(5)	30	—	(35)	1	36	66	61
Guggenheim VT Long Short Equity (Pinnacle)	—	75	(75)	71	—	575	1,392	817	888	813
Guggenheim VT Long Short Equity (Pinnacle IV)	—	195	(195)	279	—	838	2,680	1,842	2,121	1,926
Guggenheim VT Long Short Equity (Pinnacle Plus)	1	805	(804)	865	—	1,070	7,651	6,581	7,446	6,642
Guggenheim VT Long Short Equity (Pinnacle V)	1	622	(621)	4,170	—	1,265	3,251	1,986	6,156	5,535
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	435	344	91	142	—	212	(771)	(983)	(841)	(750)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	839	963	(124)	39	—	532	(1,098)	(1,630)	(1,591)	(1,715)
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	—	1	(1)	(4)	—	—	—	—	(4)	(5)
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	6,739	8,587	(1,848)	794	—	1,036	(11,958)	(12,994)	(12,200)	(14,048)
iShares Barclays Intermediate Credit Bond ETF (Varoom)	35	21	14	233	—	117	(190)	(307)	(74)	(60)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	308	301	7	34	—	495	116	(379)	(345)	(338)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	514	403	111	—	—	—	(579)	(579)	(579)	(468)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	4,451	4,907	(456)	310	—	189	(4,729)	(4,918)	(4,608)	(5,064)
iShares Barclays TIPS Bond ETF (Varoom)	27	22	5	254	—	250	(192)	(442)	(188)	(183)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	182	453	(271)	40	—	664	(1,093)	(1,757)	(1,717)	(1,988)
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	134	237	(103)	(2)	—	151	(1,051)	(1,202)	(1,204)	(1,307)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	990	2,422	(1,432)	(12)	—	1,363	(7,521)	(8,884)	(8,896)	(10,328)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	488	131	357	444	—	283	(216)	(499)	(55)	302
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,452	1,035	1,417	439	—	1,149	578	(571)	(132)	1,285
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	2,855	973	1,882	204	—	—	(1,052)	(1,052)	(848)	1,034
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	4,636	2,165	2,471	3,239	—	860	(2,241)	(3,101)	138	2,609
iShares S&P 500 Growth Index ETF (Varoom)	439	468	(29)	700	—	2,610	9,206	6,596	7,296	7,267
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	2,354	3,488	(1,134)	5,216	—	12,164	46,159	33,995	39,211	38,077

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	$144	$233	$(89)	$395	$—	$783	$2,828	$2,045	$2,440	$2,351
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	428	472	(44)	55	—	—	5,938	5,938	5,993	5,949
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	5,770	7,195	(1,425)	2,557	—	585	73,609	73,024	75,581	74,156
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	127	168	(41)	93	—	—	1,639	1,639	1,732	1,691
iShares Core S&P 500 Index ETF (Varoom)	1,064	608	456	613	—	3,881	17,183	13,302	13,915	14,371
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	19,595	23,673	(4,078)	39,302	—	82,722	306,185	223,463	262,765	258,687
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	780	1,040	(260)	3,071	—	4,004	11,651	7,647	10,718	10,458
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	2,413	2,132	281	2,532	—	256	23,653	23,397	25,929	26,210
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	167,995	213,281	(45,286)	207,365	—	52,639	1,767,441	1,714,802	1,922,167	1,876,881
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	8,671	10,383	(1,712)	17,098	—	412	76,933	76,521	93,619	91,907
iShares S&P 500 Value Index ETF (Varoom)	27	24	3	808	—	230	(134)	(364)	444	447
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	993	1,067	(74)	1,167	—	4,957	15,021	10,064	11,231	11,157
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	199	235	(36)	493	—	1,026	2,826	1,800	2,293	2,257
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	631	458	173	825	—	—	4,177	4,177	5,002	5,175
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	4,564	5,162	(598)	8,797	—	6,110	46,785	40,675	49,472	48,874
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	1,384	1,682	(298)	3,132	—	1,359	13,002	11,643	14,775	14,477
iShares Core S&P MidCap Index ETF (Varoom)	468	559	(91)	659	—	1,836	10,119	8,283	8,942	8,851
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	4,191	7,085	(2,894)	11,484	—	25,140	95,697	70,557	82,041	79,147
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,321	2,397	(1,076)	4,715	—	5,834	26,448	20,614	25,329	24,253
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	555	668	(113)	2,011	—	85	5,939	5,854	7,865	7,752
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	32,197	57,997	(25,800)	58,119	—	45,432	510,889	465,457	523,576	497,776
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	1,926	3,363	(1,437)	8,701	—	1,724	23,186	21,462	30,163	28,726
iShares Core S&P Small Cap Index ETF (Varoom)	279	418	(139)	793	—	1,830	9,251	7,421	8,214	8,075
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,681	3,567	(1,886)	9,612	—	14,582	55,821	41,239	50,851	48,965
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	518	1,169	(651)	2,456	—	1,783	14,618	12,835	15,291	14,640
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	263	390	(127)	329	—	48	5,912	5,864	6,193	6,066
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	12,946	31,045	(18,099)	40,417	—	19,808	318,203	298,395	338,812	320,713
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	977	2,061	(1,084)	6,368	—	707	18,692	17,985	24,353	23,269
iShares S&P Citigroup International Treasury Bond (Varoom)	243	248	(5)	33	—	(226)	(732)	(506)	(473)	(478)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	2,582	3,411	(829)	263	—	585	(3,323)	(3,908)	(3,645)	(4,474)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	163	231	(68)	100	—	201	(178)	(379)	(279)	(347)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	80	74	6	(20)	—	44	84	40	20	26
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	16,926	25,196	(8,270)	2,418	—	16,445	11,752	(4,693)	(2,275)	(10,545)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	25	55	(30)	(2)	—	—	31	31	29	(1)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	175	146	29	785	—	830	2,170	1,340	2,125	2,154
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	5,522	7,113	(1,591)	9,666	—	15,451	70,569	55,118	64,784	63,193
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	1,996	1,771	225	4,068	—	291	15,085	14,794	18,862	19,087
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	8,700	11,166	(2,466)	19,562	—	2,879	72,804	69,925	89,487	87,021
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	620	422	198	(239)	—	(901)	(2,623)	(1,722)	(1,961)	(1,763)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	1,846	1,756	90	(60)	—	3,048	(1,754)	(4,802)	(4,862)	(4,772)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	2,062	1,132	930	66	—	708	(766)	(1,474)	(1,408)	(478)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2013

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	$2,123	$1,550	$573	$298	$—	$1,020	$335	$(685)	$(387)	$186
Vanguard Tax-Managed International ETF (Varoom)	579	356	223	222	—	(102)	3,132	3,234	3,456	3,679
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	4,127	3,509	618	1,930	—	4,058	27,912	23,854	25,784	26,402
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	199	191	8	361	—	585	1,519	934	1,295	1,303
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	110	70	40	189	—	113	636	523	712	752
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	30,044	26,404	3,640	23,231	—	37,034	199,959	162,925	186,156	189,796
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	622	496	126	351	—	65	3,518	3,453	3,804	3,930
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	761	359	402	308	—	1,172	(379)	(1,551)	(1,243)	(841)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,098	728	370	64	—	1,752	—	(1,752)	(1,688)	(1,318)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	768	340	428	(3)	—	—	(1,164)	(1,164)	(1,167)	(739)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	366	273	93	7	—	9	(547)	(556)	(549)	(456)
Vanguard Large-Cap Index ETF (Varoom)	172	146	26	832	—	994	2,618	1,624	2,456	2,482
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,539	3,403	(864)	5,564	—	7,375	36,699	29,324	34,888	34,024
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	191	156	35	1,129	—	—	536	536	1,665	1,700
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	3,388	4,558	(1,170)	11,565	—	2,003	33,304	31,301	42,866	41,696
Vanguard Mega Cap Index ETF (Varoom)	551	460	91	1,356	—	4,123	9,764	5,641	6,997	7,088
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	249	316	(67)	456	—	1,377	4,133	2,756	3,212	3,145
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	798	1,030	(232)	998	—	541	9,309	8,768	9,766	9,534
Vanguard REIT Index ETF (Varoom)	45	26	19	880	—	386	(266)	(652)	228	247
Vanguard REIT Index ETF (Varoom GLWB 2)	1,643	1,037	606	866	—	1,716	126	(1,590)	(724)	(118)
Vanguard REIT Index ETF (Varoom GLWB 3)	762	390	372	135	—	(48)	(772)	(724)	(589)	(217)
Vanguard REIT Index ETF (Varoom GLWB 5)	4,684	2,730	1,954	1,524	—	550	(8,938)	(9,488)	(7,964)	(6,010)
Vanguard Total Bond Market Index ETF (Varoom)	538	359	179	202	—	668	(536)	(1,204)	(1,002)	(823)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	27,237	23,834	3,403	5,474	—	20,180	(34,556)	(54,736)	(49,262)	(45,859)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	10,568	9,978	590	921	—	504	(19,293)	(19,797)	(18,876)	(18,286)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	3,977	2,739	1,238	(432)	—	(173)	(7,891)	(7,718)	(8,150)	(6,912)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	195,401	166,917	28,484	7,938	—	(20,513)	(341,622)	(321,109)	(313,171)	(284,687)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	12,384	12,421	(37)	1,147	—	(613)	(21,953)	(21,340)	(20,193)	(20,230)
Vanguard VI Money Market (Varoom GLWB 3)	26	479	(453)	—	—	—	—	—	—	(453)
Vanguard VI Money Market (Varoom GLWB 5)	3	71	(68)	—	—	—	—	—	—	(68)
Vanguard Short Term Bond ETF (Varoom)	15	22	(7)	27	—	2,250	2,204	(46)	(19)	(26)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	774	962	(188)	(4)	—	—	(974)	(974)	(978)	(1,166)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	274	517	(243)	4	—	(34)	(286)	(252)	(248)	(491)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$4,854	$11,779	$46,999	$63,632	$36,450	$(14,617)	$142,499	$(2,768)	$161,564	$225,196	$286,734	$511,930	2,921	(1,453)	11,196	12,664
Touchstone Aggressive ETF (AnnuiChoice ®)	7,186	12,001	41,416	60,603	100	(4,890)	376,251	(168)	371,293	431,896	217,212	649,108	7	(350)	24,653	24,310
Touchstone Aggressive ETF (AnnuiChoice II)	9,590	5,586	84,692	99,868	35,373	(1,608)	203,775	(542)	236,998	336,866	422,083	758,949	2,003	(120)	11,139	13,022
Touchstone Aggressive ETF (GrandMaster flex3)	12,501	6,005	100,653	119,159	3,015	(45,357)	909,278	(335)	866,601	985,760	436,876	1,422,636	224	(3,267)	62,464	59,421
Touchstone Aggressive ETF (Grandmaster)	769	39,770	(4,950)	35,589	2,023	(25,793)	77,381	(85)	53,526	89,115	202,720	291,835	148	(1,931)	4,786	3,003
Touchstone Aggressive ETF (IQ Annuity)	9,409	32,355	68,685	110,449	2,664	(99,814)	529,098	(395)	431,553	542,002	464,730	1,006,732	192	(7,005)	36,040	29,227
Touchstone Aggressive ETF (Pinnacle)	7,121	6,766	29,925	43,812	—	(12,311)	705,621	(90)	693,220	737,032	105,648	842,680	—	(892)	47,518	46,626
Touchstone Aggressive ETF (Pinnacle IV)	17,226	155,975	85,946	259,147	48,540	(239,856)	712,625	(502)	520,807	779,954	1,166,004	1,945,958	3,725	(17,638)	49,048	35,135
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	75	—	218	293	—	—	8,733	—	8,733	9,026	—	9,026	—	—	648	648
Touchstone Aggressive ETF (Pinnacle Plus)	2,853	20,762	12,910	36,525	—	(28,145)	167,885	(277)	139,463	175,988	168,262	344,250	—	(2,117)	11,586	9,469
Touchstone Aggressive ETF (Pinnacle V)	10,318	20,386	91,762	122,466	6,937	(14,419)	448,739	(4,256)	437,001	559,467	505,070	1,064,537	445	(1,114)	25,118	24,449
Touchstone Baron Small Cap Growth (Pinnacle)	1,574	518,779	151,651	672,004	210	(170,715)	222,330	(445)	51,380	723,384	1,682,387	2,405,771	4	(3,541)	4,864	1,327
Touchstone Baron Small Cap Growth (Pinnacle IV)	(250)	440,860	141,914	582,524	12,124	(311,335)	318,260	(1,031)	18,018	600,542	1,538,538	2,139,080	437	(11,104)	10,967	300
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	47	1,695	3,060	4,802	—	(1,076)	—	(10)	(1,086)	3,716	13,216	16,932	—	—	(25)	(25)
Touchstone Baron Small Cap Growth (Pinnacle V)	631	320,851	258,843	580,325	172,984	(296,823)	250,365	(1,968)	124,558	704,883	1,597,083	2,301,966	11,638	(22,103)	15,977	5,512
Touchstone Baron Small Cap Growth (AdvantEdge)	(1,038)	115,019	87,058	201,039	98,864	(28,029)	(94,416)	(1,588)	(25,169)	175,870	554,718	730,588	5,915	(1,853)	(5,976)	(1,914)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	888	151,378	100,318	252,584	6,861	(489,397)	26,738	(691)	(456,489)	(203,905)	966,280	762,375	380	(29,761)	1,398	(27,983)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(1,792)	91,954	24,312	114,474	—	(389,486)	13,024	(152)	(376,614)	(262,140)	371,572	109,432	—	(12,762)	631	(12,131)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(829)	110,850	23,719	133,740	20,090	(65,216)	(3,736)	(189)	(49,051)	84,689	369,053	453,742	740	(2,474)	(146)	(1,880)
Touchstone Baron Small Cap Growth (Grandmaster)	2,365	67,652	38,743	108,760	1,388	(38,475)	419,349	(175)	382,087	490,847	99,649	590,496	55	(1,581)	18,672	17,146
Touchstone Baron Small Cap Growth (IQ Annuity)	(133)	154,865	280,778	435,510	3,983	(101,623)	32,464	(275)	(65,451)	370,059	1,166,071	1,536,130	149	(3,871)	1,219	(2,503)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	63	596	(496)	163	—	—	5,807	(3)	5,804	5,967	—	5,967	—	—	314	314
Touchstone Baron Small Cap Growth (Pinnacle Plus)	605	136,641	54,518	191,764	8,165	(111,231)	288,349	(687)	184,596	376,360	483,238	859,598	281	(4,292)	10,386	6,375
Touchstone Conservative ETF (AdvantEdge)	1,555	14,456	(1,111)	14,900	—	(302)	244,569	(737)	243,530	258,430	97,009	355,439	—	(87)	20,656	20,569
Touchstone Conservative ETF (AnnuiChoice II)	656	38,665	(9,457)	29,864	100,330	(130,661)	18,846	(2,798)	(14,283)	15,581	393,188	408,769	7,575	(9,904)	1,408	(921)
Touchstone Conservative ETF (AnnuiChoice)	24	573	172	769	—	—	(4,324)	(12)	(4,336)	(3,567)	13,368	9,801	—	(1)	(314)	(315)
Touchstone Conservative ETF (GrandMaster flex3)	(1,016)	34,089	18,206	51,279	9,194	(31,623)	(10,741)	(121)	(33,291)	17,988	775,821	793,809	686	(2,408)	(816)	(2,538)
Touchstone Conservative ETF (Grandmaster)	(79)	18,267	(3,563)	14,625	—	(46,201)	(15,519)	(25)	(61,745)	(47,120)	244,469	197,349	—	(3,472)	(1,119)	(4,591)
Touchstone Conservative ETF (IQ Annuity)	(1,890)	176,294	(64,240)	110,164	6,600	(601,848)	132,764	(891)	(463,375)	(353,211)	1,869,107	1,515,896	482	(45,526)	10,271	(34,773)
Touchstone Conservative ETF (Pinnacle)	4	37,382	(4,967)	32,419	—	(40,950)	(22,057)	(64)	(63,071)	(30,652)	497,044	466,392	—	(3,016)	(1,668)	(4,684)
Touchstone Conservative ETF (Pinnacle IV)	(3,187)	237,440	(41,888)	192,365	100,060	(390,435)	(51,215)	(545)	(342,135)	(149,770)	2,910,787	2,761,017	7,523	(29,236)	(3,601)	(25,314)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(86)	(1,085)	—	(1,171)	—	(165,616)	166,786	1	1,171	—	—	—	—	—	—	—
Touchstone Conservative ETF (Pinnacle Plus)	(6,698)	117,275	10,690	121,267	1,800	(215,562)	(64,167)	(651)	(278,580)	(157,313)	1,936,819	1,779,506	137	(16,340)	(4,886)	(21,089)
Touchstone Conservative ETF Fund (Pinnacle V)	(4,707)	232,175	9,871	237,339	209,075	(176,572)	(215,395)	(12,407)	(195,299)	42,040	3,681,151	3,723,191	15,481	(14,126)	(16,513)	(15,158)
Touchstone Core Bond (AdvantEdge)	3,114	796	(12,145)	(8,235)	12,500	(4,376)	(10,182)	(1,688)	(3,746)	(11,981)	210,342	198,361	1,025	(496)	(865)	(336)
Touchstone Core Bond (AnnuiChoice II)	1,636	1,393	(5,727)	(2,698)	4,277	(10,716)	5,066	(198)	(1,571)	(4,269)	83,951	79,682	322	(815)	379	(114)
Touchstone Core Bond (AnnuiChoice)	5,178	1,420	(14,782)	(8,184)	—	(12,354)	(12,013)	(208)	(24,575)	(32,759)	272,526	239,767	—	(807)	(762)	(1,569)
Touchstone Core Bond (GrandMaster flex3)	464	97	(4,920)	(4,359)	—	(73,128)	(37,555)	(143)	(110,826)	(115,185)	192,214	77,029	—	(5,086)	(2,647)	(7,733)
Touchstone Core Bond (Grandmaster)	2,560	(7,853)	(1,301)	(6,594)	—	(228,504)	(10,331)	(80)	(238,915)	(245,509)	406,406	160,897	—	(17,374)	304	(17,070)
Touchstone Core Bond (IQ Annuity)	1,159	2,895	(8,990)	(4,936)	—	(7,615)	(45,752)	(162)	(53,529)	(58,465)	150,472	92,007	—	(528)	(3,121)	(3,649)
Touchstone Core Bond (Pinnacle)	2,930	145	(8,900)	(5,825)	—	(5,261)	6,557	(94)	1,202	(4,623)	163,985	159,362	—	(369)	447	78
Touchstone Core Bond (Pinnacle IV)	13,955	1,029	(59,565)	(44,581)	—	(195,431)	(240,694)	(173)	(436,298)	(480,879)	1,432,508	951,629	—	(13,639)	(16,593)	(30,232)
Touchstone Core Bond (Pinnacle II Reduced M&E)	190	5	(520)	(325)	—	(797)	105	(2)	(694)	(1,019)	10,272	9,253	—	—	(47)	(47)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	2,265	63	(2,404)	(76)	35,467	(19,234)	55,456	—	71,689	71,613	—	71,613	3,344	(1,810)	5,210	6,744
Touchstone Core Bond (Pinnacle Plus)	(280)	(3,527)	(8,060)	(11,867)	—	(70,766)	(196,879)	(149)	(267,794)	(279,661)	434,032	154,371	—	(5,366)	(14,913)	(20,279)
Touchstone Core Bond (PinnacleV)	11,885	6,740	(58,152)	(39,527)	35,858	(91,401)	(249,957)	(3,726)	(309,226)	(348,753)	1,190,855	842,102	2,809	(7,424)	(19,689)	(24,304)
Touchstone Enhanced ETF (AdvantEdge)	709	56,436	(21,621)	35,524	9,661	(46,365)	(179,710)	(1,116)	(217,530)	(182,006)	182,006	—	780	(3,986)	(14,473)	(17,679)
Touchstone Enhanced ETF (AnnuiChoice II)	2,212	67,467	(33,333)	36,346	4,577	(3,162)	(204,533)	(324)	(203,442)	(167,096)	167,096	—	253	(207)	(11,260)	(11,214)
Touchstone Enhanced ETF (AnnuiChoice)	3,619	218,910	(127,770)	94,759	—	(189,020)	(372,290)	(200)	(561,510)	(466,751)	466,751	—	—	(12,861)	(24,110)	(36,971)
Touchstone Enhanced ETF (GrandMaster flex3)	6,334	382,893	(221,987)	167,240	5,165	(74,964)	(909,384)	(404)	(979,587)	(812,347)	812,347	—	398	(5,767)	(61,952)	(67,321)
Touchstone Enhanced ETF (Grandmaster)	2,164	114,113	(58,055)	58,222	—	(42,467)	(279,822)	(99)	(322,388)	(264,166)	264,166	—	—	(2,837)	(18,697)	(21,534)
Touchstone Enhanced ETF (IQ Annuity)	4,355	179,409	(90,856)	92,908	—	(5,338)	(520,313)	(165)	(525,816)	(432,908)	432,908	—	—	(416)	(35,166)	(35,582)
Touchstone Enhanced ETF (Pinnacle)	6,231	316,106	(183,627)	138,710	—	(77,666)	(723,467)	(109)	(801,242)	(662,532)	662,532	—	—	(5,640)	(48,369)	(54,009)
Touchstone Enhanced ETF (Pinnacle IV)	4,984	368,372	(226,139)	147,217	360	(343,998)	(688,089)	(289)	(1,032,016)	(884,799)	884,799	—	27	(26,460)	(46,290)	(72,723)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus Reduced M&E)	$(265)	$4,588	$—	$4,323	$177,479	$(181,953)	$151	$—	$(4,323)	$—	$—	$—	—	—	—	—
Touchstone Enhanced ETF (Pinnacle Plus)	587	127,249	(85,558)	42,278	31	(196,469)	(180,208)	(97)	(376,743)	(334,465)	334,465	—	2	(16,381)	(11,615)	(27,994)
Touchstone Enhanced ETF (Pinnacle V)	2,435	168,420	(95,248)	75,607	1,390	(54,149)	(396,874)	(135)	(449,768)	(374,161)	374,161	—	78	(3,323)	(22,244)	(25,489)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	1,520	19,382	23,125	44,027	—	(41,544)	—	(539)	(42,083)	1,944	229,339	231,283	—	(2,487)	—	(2,487)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	773	80,186	7,431	88,390	—	(193,148)	—	(144)	(193,292)	(104,902)	529,120	424,218	—	(11,755)	—	(11,755)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(484)	88,877	(5,436)	82,957	—	(223,277)	—	(90)	(223,367)	(140,410)	550,108	409,698	—	(13,982)	—	(13,982)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(834)	4,634	4,354	8,154	—	—	—	(66)	(66)	8,088	129,958	138,046	—	(5)	—	(5)
Touchstone GMAB Conservative ETF (Pinnacle V)	(3,056)	16,555	11,407	24,906	—	(11,455)	—	(60)	(11,515)	13,391	411,141	424,532	—	(893)	—	(893)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(7,495)	126,139	252,583	371,227	—	(298,725)	—	(90)	(298,815)	72,412	2,791,996	2,864,408	—	(20,040)	164	(19,876)
Touchstone GMAB Moderate ETF(Pinnacle V)	(10,825)	213,369	40,489	243,033	—	(626,782)	—	(120)	(626,902)	(383,869)	2,072,546	1,688,677	—	(42,265)	—	(42,265)
Touchstone High Yield (AdvantEdge)	3,430	229	(2,947)	712	—	(1,442)	207	—	(1,235)	(523)	30,705	30,182	—	(100)	—	(100)
Touchstone High Yield (AnnuiChoice II)	1,907	560	(1,834)	633	—	(7,923)	2,656	(39)	(5,306)	(4,673)	20,653	15,980	—	(522)	174	(348)
Touchstone High Yield (AnnuiChoice)	12,521	4,975	(12,948)	4,548	—	(137,319)	25,657	(258)	(111,920)	(107,372)	215,831	108,459	—	(6,415)	1,184	(5,231)
Touchstone High Yield (GrandMaster flex3)	21,002	2,375	(17,990)	5,387	—	(33,030)	9,438	(161)	(23,753)	(18,366)	199,240	180,874	—	(1,672)	460	(1,212)
Touchstone High Yield (Grandmaster)	1,418	11,174	(9,435)	3,157	—	(40,071)	(66,705)	(48)	(106,824)	(103,667)	121,647	17,980	—	(2,377)	(3,994)	(6,371)
Touchstone High Yield (IQ Annuity)	26,031	7,253	(26,206)	7,078	—	(2,458)	(16,233)	(214)	(18,905)	(11,827)	234,319	222,492	—	(126)	(784)	(910)
Touchstone High Yield (Pinnacle)	50,823	16,013	(46,438)	20,398	—	(263,034)	56,301	(412)	(207,145)	(186,747)	627,197	440,450	—	(12,957)	2,783	(10,174)
Touchstone High Yield (Pinnacle IV)	178,063	107,190	(229,689)	55,564	5,860	(483,396)	(111,203)	(652)	(589,391)	(533,827)	2,085,096	1,551,269	296	(24,465)	(5,634)	(29,803)
Touchstone High Yield (Pinnacle II Reduced M&E)	546	13	(397)	162	—	(288)	1	(2)	(289)	(127)	4,633	4,506	—	—	(14)	(14)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,157	85	(1,883)	359	39,151	(22,002)	(802)	(8)	16,339	16,698	—	16,698	3,279	(1,840)	(72)	1,367
Touchstone High Yield (Pinnacle Plus)	43,390	(4,849)	(26,785)	11,756	62	(88,294)	(14,765)	(426)	(103,423)	(91,667)	482,591	390,924	4	(5,161)	(909)	(6,066)
Touchstone High Yield (PinnacleV)	55,687	2,113	(42,516)	15,284	1,013	(41,090)	(47,656)	(592)	(88,325)	(73,041)	563,265	490,224	73	(3,073)	(3,519)	(6,519)
Touchstone Large Cap Core Equity (AdvantEdge)	109	3,256	26,393	29,758	38,967	(1,936)	3,452	(584)	39,899	69,657	78,050	147,707	3,355	(200)	292	3,447
Touchstone Large Cap Core Equity (AnnuiChoice II)	774	1,751	19,219	21,744	35,456	(3,333)	10,072	(277)	41,918	63,662	63,031	126,693	2,619	(277)	725	3,067
Touchstone Large Cap Core Equity (AnnuiChoice)	123	3,155	7,584	10,862	68	(10,930)	(979)	(40)	(11,881)	(1,019)	41,052	40,033	4	(736)	(72)	(804)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(93)	8,408	6,069	14,384	83	(1,456)	(18,092)	(57)	(19,522)	(5,138)	61,080	55,942	5	(97)	(1,257)	(1,349)
Touchstone Large Cap Core Equity (Grandmaster)	(50)	20,031	(4,468)	15,513	65	(156,712)	1,891	(17)	(154,773)	(139,260)	182,579	43,319	4	(12,468)	794	(11,670)
Touchstone Large Cap Core Equity (IQ Annuity)	235	1,334	88,715	90,284	4,724	(14,199)	5,576	(184)	(4,083)	86,201	308,203	394,404	322	(1,010)	377	(311)
Touchstone Large Cap Core Equity (Pinnacle)	1,705	45,809	371,934	419,448	21,256	(112,381)	(57,535)	(508)	(149,168)	270,280	1,474,058	1,744,338	1,360	(7,321)	(3,768)	(9,729)
Touchstone Large Cap Core Equity (Pinnacle IV)	(1,577)	175,344	34,475	208,242	1,424	(404,909)	(62,331)	(444)	(466,260)	(258,018)	975,088	717,070	93	(27,337)	(4,760)	(32,004)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	171	145	10,678	10,994	69	(1,335)	—	(22)	(1,288)	9,706	37,622	47,328	—	—	(93)	(93)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	897	117	2,924	3,938	17	(1,661)	72,580	(7)	70,929	74,867	—	74,867	1	(115)	4,978	4,864
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,267)	56,557	26,087	81,377	548	(22,974)	(81,225)	(294)	(103,945)	(22,568)	319,569	297,001	34	(1,474)	(5,197)	(6,637)
Touchstone Large Cap Core Equity (PinnacleV)	451	25,309	101,873	127,633	115,346	(39,506)	(9,018)	(1,217)	65,605	193,238	411,559	604,797	10,729	(3,783)	(860)	6,086
Touchstone Mid Cap Growth (AdvantEdge)	(811)	2,365	12,589	14,143	238	(1,547)	2,317	(52)	956	15,099	43,243	58,342	18	(129)	179	68
Touchstone Mid Cap Growth (AnnuiChoice II)	(1,601)	11,450	29,959	39,808	10,603	(6,691)	(4,168)	(422)	(678)	39,130	123,520	162,650	662	(499)	(280)	(117)
Touchstone Mid Cap Growth (AnnuiChoice)	(1,219)	10,001	26,188	34,970	583	(12,392)	13,475	(59)	1,607	36,577	104,227	140,804	24	(536)	575	63
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,540)	(9,589)	77,066	63,937	894	(81,253)	19,412	(81)	(61,028)	2,909	226,354	229,263	39	(3,700)	850	(2,811)
Touchstone Mid Cap Growth (Grandmaster)	(3,229)	25,098	46,699	68,568	4,724	(43,743)	299,776	(114)	260,643	329,211	104,317	433,528	246	(2,248)	15,846	13,844
Touchstone Mid Cap Growth (IQ Annuity)	(4,244)	3,880	83,264	82,900	1,359	(6,686)	7,724	(140)	2,257	85,157	253,285	338,442	56	(303)	318	71
Touchstone Mid Cap Growth (Pinnacle)	(4,849)	19,253	87,346	101,750	5,980	(17,299)	31,936	(127)	20,490	122,240	303,073	425,313	278	(815)	1,448	911
Touchstone Mid Cap Growth (Pinnacle IV)	(14,731)	186,640	105,004	276,913	12,315	(269,542)	102,378	(490)	(155,339)	121,574	961,691	1,083,265	608	(13,387)	4,725	(8,054)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(578)	1,888	14,200	15,510	259	(2,978)	67,592	(91)	64,782	80,292	36,893	117,185	19	(231)	4,746	4,534
Touchstone Mid Cap Growth (Pinnacle Plus)	(35,010)	219,543	389,396	573,929	11,298	(269,259)	39,112	(1,136)	(219,985)	353,944	1,774,309	2,128,253	513	(12,080)	2,443	(9,124)
Touchstone Mid Cap Growth (PinnacleV)	(3,177)	16,882	45,172	58,877	11,918	(43,348)	83,716	(182)	52,104	110,981	171,006	281,987	1,013	(3,974)	7,022	4,061
Touchstone Moderate ETF (AdvantEdge)	3,576	17,134	117,982	138,692	14,461	(8,819)	(2,666)	(8,352)	(5,376)	133,316	968,662	1,101,978	1,187	(1,419)	(295)	(527)
Touchstone Moderate ETF (AnnuiChoice II)	6,203	37,493	73,056	116,752	35,343	(102,921)	(3,358)	(2,257)	(73,193)	43,559	820,863	864,422	2,873	(8,728)	(280)	(6,135)
Touchstone Moderate ETF (AnnuiChoice)	2,995	23,946	25,560	52,501	—	(74,112)	24,348	(143)	(49,907)	2,594	391,624	394,218	—	(5,267)	1,584	(3,683)
Touchstone Moderate ETF (GrandMaster flex3)	3,019	24,716	108,633	136,368	4,800	(117,640)	3,371	(490)	(109,959)	26,409	998,859	1,025,268	352	(8,711)	263	(8,096)
Touchstone Moderate ETF (Grandmaster)	520	7,507	8,902	16,929	240	(1,654)	(42,800)	(18)	(44,232)	(27,303)	144,669	117,366	17	(119)	(3,157)	(3,259)
Touchstone Moderate ETF (IQ Annuity)	4,391	93,135	97,653	195,179	—	(367,816)	40,947	(1,001)	(327,870)	(132,691)	1,493,195	1,360,504	—	(26,738)	2,987	(23,751)
Touchstone Moderate ETF (Pinnacle)	2,864	17,670	61,925	82,459	—	(96,796)	18,486	(187)	(78,497)	3,962	600,659	604,621	—	(7,013)	1,342	(5,671)
Touchstone Moderate ETF (Pinnacle IV)	6,210	485,215	10,020	501,445	17,974	(1,337,387)	21,756	(772)	(1,298,429)	(796,984)	4,095,016	3,298,032	1,259	(97,352)	1,672	(94,421)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	97	129	1,575	1,801	—	(1,261)	—	—	(1,261)	540	12,590	13,130	—	—	(90)	(90)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	2,122	197	8,620	10,939	—	(5,000)	144,177	—	139,177	150,116	—	150,116	—	—	11,626	11,626
Touchstone Moderate ETF (Pinnacle Plus)	3,348	98,514	174,007	275,869	3,000	(69,818)	(156,428)	(2,341)	(225,587)	50,282	2,057,818	2,108,100	224	(5,439)	(11,737)	(16,952)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle V)	$9,377	$118,381	$123,144	$250,902	$140,943	$(350,475)	$297,599	$(5,904)	$82,163	$333,065	$1,687,069	$2,020,134	11,848	(30,319)	25,434	6,963
Touchstone Money Market (AdvantEdge)	(23,951)	—	—	(23,951)	3,400	(327,938)	1,419,068	(305)	1,094,225	1,070,274	786,543	1,856,817	357	(34,581)	149,121	114,897
Touchstone Money Market (AnnuiChoice II)	(4,320)	—	—	(4,320)	20,750	(36,727)	227,557	(107)	211,473	207,153	319,272	526,425	2,172	(3,850)	23,800	22,122
Touchstone Money Market (AnnuiChoice)	(5,159)	—	—	(5,159)	—	(581,176)	485,605	(984)	(96,555)	(101,714)	522,217	420,503	—	(52,605)	43,816	(8,789)
Touchstone Money Market (GrandMaster flex3)	(13,448)	—	—	(13,448)	—	(147,468)	77,988	(233)	(69,713)	(83,161)	449,598	366,437	—	(14,317)	6,849	(7,468)
Touchstone Money Market (Grandmaster)	(33,373)	—	—	(33,373)	15,268	(631,450)	297,101	(1,350)	(320,431)	(353,804)	2,300,828	1,947,024	1,448	(59,905)	27,567	(30,890)
Touchstone Money Market (IQ3)	(46,877)	—	—	(46,877)	4,079	(487,282)	498,282	(987)	14,092	(32,785)	1,442,848	1,410,063	387	(46,354)	44,815	(1,152)
Touchstone Money Market (Pinnacle)	(28,047)	—	—	(28,047)	25,480	(865,382)	408,824	(1,382)	(432,460)	(460,507)	2,312,121	1,851,614	2,422	(82,165)	38,657	(41,086)
Touchstone Money Market (Pinnacle IV)	(57,071)	—	—	(57,071)	23,939	(2,619,279)	1,897,359	(3,617)	(701,598)	(758,669)	4,270,599	3,511,930	2,294	(251,977)	182,203	(67,480)
Touchstone Money Market (Pinnacle II Reduced M&E)	(311)	—	—	(311)	—	—	433	(13)	420	109	28,339	28,448	—	—	40	40
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(350)	—	—	(350)	111,905	(111,631)	37,860	(3)	38,131	37,781	2,456	40,237	—	—	3,921	3,921
Touchstone Money Market (Pinnacle Plus)	(11,324)	—	—	(11,324)	—	(622,475)	106,308	(648)	(516,815)	(528,139)	913,791	385,652	—	(66,876)	11,692	(55,184)
Touchstone Money Market (Pinnacle V)	(25,054)	—	—	(25,054)	2,827	(476,960)	1,878,515	(579)	1,403,803	1,378,749	1,213,280	2,592,029	299	(50,645)	199,816	149,470
Touchstone Third Avenue Value (AdvantEdge)	6,301	18,487	30,779	55,567	—	(13,769)	(71,707)	(1,395)	(86,871)	(31,304)	306,001	274,697	—	(1,385)	(7,052)	(8,437)
Touchstone Third Avenue Value (AnnuiChoice II)	10,618	23,307	35,672	69,597	14,330	(55,446)	12,351	(578)	(29,343)	40,254	324,566	364,820	1,207	(5,100)	1,103	(2,790)
Touchstone Third Avenue Value (AnnuiChoice)	9,896	24,147	36,975	71,018	—	(67,928)	(76,665)	(471)	(145,064)	(74,046)	411,729	337,683	—	(3,663)	(4,355)	(8,018)
Touchstone Third Avenue Value (GrandMaster flex3)	21,897	30,064	97,873	149,834	20,451	(70,173)	48,411	(329)	(1,640)	148,194	690,708	838,902	1,088	(3,918)	2,495	(335)
Touchstone Third Avenue Value (Grandmaster)	22,267	55,450	85,002	162,719	27,065	(136,848)	(25,685)	(192)	(135,660)	27,059	808,321	835,380	1,780	(8,950)	(1,632)	(8,802)
Touchstone Third Avenue Value (IQ Annuity)	42,634	(39,603)	301,464	304,495	1,610	(68,131)	(6,079)	(551)	(73,151)	231,344	1,389,983	1,621,327	87	(3,898)	(337)	(4,148)
Touchstone Third Avenue Value (Pinnacle)	80,820	73,034	428,203	582,057	—	(203,411)	(135,135)	(1,020)	(339,566)	242,491	2,832,634	3,075,125	—	(3,676)	(2,560)	(6,236)
Touchstone Third Avenue Value (Pinnacle IV)	80,289	381,699	209,573	671,561	10,122	(566,380)	(551,341)	(1,337)	(1,108,936)	(437,375)	3,668,525	3,231,150	559	(31,133)	(30,841)	(61,415)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	2,254	221	11,766	14,241	—	(1,046)	—	(67)	(1,113)	13,128	62,800	75,928	—	—	(21)	(21)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	2,410	633	395	3,438	—	(11,703)	72,708	(11)	60,994	64,432	—	64,432	—	(896)	5,685	4,789
Touchstone Third Avenue Value (Pinnacle Plus)	20,977	77,431	84,858	183,266	7,615	(175,513)	1,487	(691)	(167,102)	16,164	885,761	901,925	364	(9,207)	220	(8,623)
Touchstone Third Avenue Value (Pinnacle V)	21,072	42,450	114,929	178,451	25,481	(117,942)	(143,367)	(1,572)	(237,400)	(58,949)	938,728	879,779	2,763	(13,202)	(16,249)	(26,688)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,669	70,901	117,460	190,030	—	(124,411)	—	(422)	(124,833)	65,197	1,106,256	1,171,453	—	(9,878)	1	(9,877)
Fidelity VIP Overseas (Pinnacle)	54	(2,605)	41,084	38,533	—	(6,982)	—	(33)	(7,015)	31,518	138,591	170,109	—	(803)	—	(803)
Fidelity VIP Overseas (Pinnacle IV)	(211)	10,802	38,668	49,259	—	(39,202)	—	(65)	(39,267)	9,992	201,561	211,553	—	(4,674)	—	(4,674)
Fidelity VIP Equity-Income (Grandmaster)	96,340	512,326	1,429,722	2,038,388	217,090	(1,006,678)	(79,442)	(2,926)	(871,956)	1,166,432	8,049,307	9,215,739	3,167	(14,827)	(1,378)	(13,038)
Fidelity VIP Equity-Income (Pinnacle)	13,004	39,270	247,800	300,074	33,071	(183,824)	(73,244)	(485)	(224,482)	75,592	1,281,234	1,356,826	1,795	(9,669)	(3,985)	(11,859)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	178	843	1,792	2,813	—	—	—	—	—	2,813	10,518	13,331	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(50,829)	349,930	1,127,458	1,426,559	—	(586,133)	(16,352)	(2,083)	(604,568)	821,991	4,393,784	5,215,775	—	(7,436)	(225)	(7,661)
Fidelity VIP High Income (Grandmaster)	136,679	74,747	(75,469)	135,957	7,731	(389,993)	(23,101)	(770)	(406,133)	(270,176)	3,351,389	3,081,213	308	(16,254)	(728)	(16,674)
Fidelity VIP II Asset Manager (Grandmaster)	7,124	65,839	429,678	502,641	21,080	(391,863)	(66,460)	(1,580)	(438,823)	63,818	3,816,318	3,880,136	487	(9,150)	(1,424)	(10,087)
Fidelity VIP II Contrafund (Grandmaster)	(31,212)	113,532	2,675,034	2,757,354	116,590	(1,546,296)	(260,525)	(3,438)	(1,693,669)	1,063,685	10,243,067	11,306,752	2,331	(31,578)	(4,291)	(33,538)
Fidelity VIP II Contrafund (Pinnacle)	(16,897)	67,753	1,394,268	1,445,124	57,352	(863,183)	(204,595)	(2,258)	(1,012,684)	432,440	5,465,644	5,898,084	2,251	(34,171)	(7,862)	(39,782)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(2)	136	8,657	8,791	—	(400)	—	(8)	(408)	8,383	29,653	38,036	—	—	(16)	(16)
Fidelity VIP II Index 500 (Grandmaster)	17,520	235,459	753,311	1,006,290	—	(475,508)	(18,922)	(1,232)	(495,662)	510,628	3,488,265	3,998,893	—	(11,523)	(520)	(12,043)
Fidelity VIP II Index 500 (IQ3)	132	257	5,249	5,638	—	—	—	(25)	(25)	5,613	18,521	24,134	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	10,719	19,112	596,755	626,586	—	(275,539)	(81,806)	(756)	(358,101)	268,485	2,257,256	2,525,741	—	(23,715)	(7,407)	(31,122)
Fidelity VIP II Index 500 (Pinnacle IV)	(250)	10,470	873	11,093	—	(56,593)	—	(6)	(56,599)	(45,506)	63,648	18,142	—	(5,001)	—	(5,001)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	181	231	5,043	5,455	—	—	—	(10)	(10)	5,445	17,723	23,168	—	—	(1)	(1)
Fidelity VIP II Investment Grade Bond (Pinnacle)	7,898	18,809	(56,610)	(29,903)	—	(187,217)	—	(441)	(187,658)	(217,561)	1,089,242	871,681	—	(14,559)	—	(14,559)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	10,539	27,748	(88,125)	(49,838)	—	(213,258)	(72,995)	(193)	(286,446)	(336,284)	1,682,051	1,345,767	—	(16,760)	(5,769)	(22,529)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	59	56	(246)	(131)	—	—	—	(5)	(5)	(136)	4,626	4,490	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	495	638	(2,224)	(1,091)	—	(3,473)	—	(87)	(3,560)	(4,651)	41,092	36,441	—	(272)	—	(272)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	273	976	(3,117)	(1,868)	—	(9,764)	—	(31)	(9,795)	(11,663)	57,982	46,319	—	(783)	—	(783)
Fidelity VIP II Investment Grade Bond (Grandmaster)	11,626	22,634	(77,461)	(43,201)	—	(117,115)	(27,347)	(445)	(144,907)	(188,108)	1,404,977	1,216,869	—	(3,491)	(801)	(4,292)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	1,138	1,707	(6,937)	(4,092)	—	(2,940)	—	(48)	(2,988)	(7,080)	129,858	122,778	—	(233)	—	(233)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	947	513	(1,626)	(166)	—	—	41,578	(1)	41,577	41,411	—	41,411	—	—	3,901	3,901
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	134	4,031	(9,842)	(5,677)	—	(17,586)	(54,015)	(145)	(71,746)	(77,423)	193,127	115,704	—	(1,416)	(4,318)	(5,734)
Fidelity VIP III Balanced (Grandmaster)	2,441	116,745	159,875	279,061	—	(250,431)	(29,724)	(662)	(280,817)	(1,756)	1,676,669	1,674,913	—	(12,163)	(1,565)	(13,728)
Fidelity VIP Overseas (AnnuiChoice)	5	14	387	406	—	—	—	(3)	(3)	403	1,398	1,801	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(134)	6,136	2,835	8,837	—	(5,056)	(10,000)	(30)	(15,086)	(6,249)	40,139	33,890	—	(574)	(1,173)	(1,747)
Fidelity VIP Overseas (Grandmaster)	302	(53,386)	519,635	466,551	—	(171,296)	(1,007)	(626)	(172,929)	293,622	1,733,305	2,026,927	—	(5,032)	(28)	(5,060)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity)	$(7)	$37	$4,342	$4,372	$—	$—	$—	$(9)	$(9)	$4,363	$15,318	$19,681	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	34	36	477	547	—	(432)	3,795	—	3,363	3,910	—	3,910	—	(36)	335	299
Fidelity VIP Overseas (Pinnacle Plus)	(242)	(1,964)	19,757	17,551	—	(9,050)	(9,350)	(71)	(18,471)	(920)	71,290	70,370	—	(970)	(1,132)	(2,102)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(5,141)	30,567	104,598	130,024	—	(75,947)	—	(248)	(76,195)	53,829	414,668	468,497	—	(6,682)	—	(6,682)
Fidelity VIP III Mid Cap (Grandmaster)	(13,653)	195,546	246,732	428,625	—	(147,988)	—	(369)	(148,357)	280,268	1,348,091	1,628,359	—	(3,609)	—	(3,609)
Fidelity VIP III Mid Cap (Pinnacle)	(27,137)	392,613	472,531	838,007	—	(324,960)	(4,000)	(628)	(329,588)	508,419	2,598,886	3,107,305	—	(7,309)	(86)	(7,395)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(44)	854	1,074	1,884	—	—	—	(13)	(13)	1,871	5,450	7,321	—	—	—	—
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(551)	2,516	32,518	34,483	—	(25,783)	(38,380)	(227)	(64,390)	(29,907)	293,378	263,471	—	(1,826)	(2,655)	(4,481)
Fidelity VIP Asset Manager (AdvantEdge)	(209)	1,733	8,368	9,892	—	—	(3,836)	(662)	(4,498)	5,394	75,103	80,497	—	(57)	(327)	(384)
Fidelity VIP Asset Manager (AnnuiChoice II)	359	4,992	16,736	22,087	6,416	(9,866)	1,030	(452)	(2,872)	19,215	159,788	179,003	452	(741)	71	(218)
Fidelity VIP Asset Manager (AnnuiChoice)	337	363	11,572	12,272	—	(2,214)	776	(8)	(1,446)	10,826	87,284	98,110	—	(141)	50	(91)
Fidelity VIP Asset Manager (GrandMaster flex3)	(40)	211	2,626	2,797	—	(754)	—	(10)	(764)	2,033	20,746	22,779	—	(52)	—	(52)
Fidelity VIP Asset Manager (Pinnacle)	—	35	99	134	—	(178)	69	(3)	(112)	22	1,021	1,043	—	(13)	5	(8)
Fidelity VIP Asset Manager (Pinnacle IV)	(220)	1,202	35,558	36,540	—	(21,028)	72,512	(54)	51,430	87,970	222,677	310,647	—	(1,481)	5,248	3,767
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	141	52	342	535	—	(651)	13,721	—	13,070	13,605	—	13,605	—	(53)	1,142	1,089
Fidelity VIP Asset Manager (Pinnacle Plus)	(998)	9,227	2,635	10,864	62	(63,487)	(13,721)	(37)	(77,183)	(66,319)	99,012	32,693	4	(4,185)	(911)	(5,092)
Fidelity VIP Asset Manager (Pinnacle V)	(139)	2,682	21,756	24,299	8,758	(5,150)	26,992	(1,220)	29,380	53,679	162,811	216,490	736	(544)	2,284	2,476
Fidelity VIP Balanced (AdvantEdge)	1,446	36,335	59,217	96,998	286,699	(22,814)	82,822	(3,553)	343,154	440,152	380,390	820,542	22,928	(2,059)	6,728	27,597
Fidelity VIP Balanced (AnnuiChoice II)	947	12,325	17,374	30,646	65,562	(18,527)	8,710	(193)	55,552	86,198	170,194	256,392	4,481	(1,351)	588	3,718
Fidelity VIP Balanced (AnnuiChoice)	822	18,373	22,667	41,862	—	(11,540)	(23,671)	(157)	(35,368)	6,494	253,053	259,547	—	(688)	(1,462)	(2,150)
Fidelity VIP Balanced (GrandMaster flex3)	(37)	17,504	16,830	34,297	536	(47,676)	38,671	(178)	(8,647)	25,650	212,849	238,499	32	(2,937)	2,273	(632)
Fidelity VIP Balanced (Grandmaster)	58	37,082	24,256	61,396	1,238	(78,451)	3,458	(123)	(73,878)	(12,482)	413,467	400,985	80	(5,154)	(21)	(5,095)
Fidelity VIP Balanced (IQ3)	(368)	24,897	21,117	45,646	3,654	(60,272)	9,536	(220)	(47,302)	(1,656)	284,690	283,034	244	(4,487)	1,063	(3,180)
Fidelity VIP Balanced (Pinnacle)	(495)	28,808	26,969	55,282	396	(55,200)	(3,764)	(67)	(58,635)	(3,353)	330,062	326,709	26	(3,445)	(254)	(3,673)
Fidelity VIP Balanced (Pinnacle IV)	(3,164)	103,349	116,416	216,601	22,744	(189,608)	(104,842)	(565)	(272,271)	(55,670)	1,372,889	1,317,219	1,333	(11,431)	(6,072)	(16,170)
Fidelity VIP Balanced (Pinnacle Plus)	(1,295)	27,715	48,333	74,753	187	(69,122)	21,654	(291)	(47,572)	27,181	460,764	487,945	12	(4,515)	1,364	(3,139)
Fidelity VIP Balanced (Pinnacle V)	(4,272)	104,281	70,112	170,121	43,423	(289,369)	11,589	(4,071)	(238,428)	(68,307)	1,028,355	960,048	3,681	(23,979)	918	(19,380)
Fidelity VIP Contrafund (AdvantEdge)	(13,782)	84,191	397,623	468,032	191,774	(73,895)	(87,136)	(12,731)	18,012	486,044	1,621,192	2,107,236	16,063	(7,207)	(7,512)	1,344
Fidelity VIP Contrafund (AnnuiChoice II)	(1,641)	46,437	112,939	157,735	67,336	(72,887)	29,754	(1,538)	22,665	180,400	544,847	725,247	4,762	(5,505)	2,025	1,282
Fidelity VIP Contrafund (AnnuiChoice)	(2,043)	58,956	183,846	240,759	30	(188,165)	(209,430)	(762)	(398,327)	(157,568)	1,087,214	929,646	1	(9,147)	(10,735)	(19,881)
Fidelity VIP Contrafund (GrandMaster flex3)	(5,058)	17,254	219,220	231,416	20,815	(87,392)	218,371	(668)	151,126	382,542	791,740	1,174,282	1,013	(4,379)	10,165	6,799
Fidelity VIP Contrafund (IQ Advisor Standard)	34	1	2,339	2,374	—	—	2,182	—	2,182	4,556	7,032	11,588	—	—	111	111
Fidelity VIP Contrafund (IQ3)	(9,331)	16,015	404,702	411,386	5,900	(137,478)	11,221	(887)	(121,244)	290,142	1,475,453	1,765,595	329	(7,613)	553	(6,731)
Fidelity VIP Contrafund (Pinnacle IV)	(46,285)	203,096	1,522,255	1,679,066	29,233	(1,513,474)	(717,331)	(2,479)	(2,204,051)	(524,985)	7,003,927	6,478,942	1,418	(73,620)	(36,368)	(108,570)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	166	3,608	8,911	12,685	—	(16,559)	77,064	(82)	60,423	73,108	34,086	107,194	—	(1,128)	5,222	4,094
Fidelity VIP Contrafund (Pinnacle Plus)	(20,225)	162,912	469,187	611,874	6,953	(430,298)	31,801	(1,746)	(393,290)	218,584	2,356,224	2,574,808	311	(22,063)	1,285	(20,467)
Fidelity VIP Contrafund (Pinnacle V)	(43,121)	261,403	1,323,004	1,541,286	390,949	(537,129)	(66,199)	(16,020)	(228,399)	1,312,887	5,491,571	6,804,458	32,876	(48,207)	(5,593)	(20,924)
Fidelity VIP Disciplined Small Cap (Advantedge)	(57)	2,635	(1,389)	1,189	—	(6,730)	(413)	(1)	(7,144)	(5,955)	5,955	—	—	(467)	(32)	(499)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(89)	943	1,831	2,685	37	(890)	9,179	—	8,326	11,011	753	11,764	3	(81)	865	787
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(254)	2,497	7,701	9,944	118	—	—	(4)	114	10,058	27,156	37,214	9	—	—	9
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(8)	116	—	108	—	—	(107)	(1)	(108)	—	—	—	—	—	—	—
Fidelity VIP Disciplined Small Cap (GrandMaster)	(197)	1,753	3,617	5,173	64	(735)	(131)	—	(802)	4,371	13,985	18,356	5	(63)	8	(50)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(929)	5,901	17,795	22,767	272	(749)	—	(29)	(506)	22,261	63,741	86,002	22	(72)	1	(49)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,650)	53,674	(13,516)	38,508	6,938	(18,711)	1,859	(44)	(9,958)	28,550	114,209	142,759	609	(1,700)	149	(942)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(1,159)	15,293	8,397	22,531	243	(25,621)	11,879	(6)	(13,505)	9,026	78,655	87,681	20	(2,366)	905	(1,441)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(19,225)	148,703	228,285	357,763	9,039	(92,629)	1,114,292	(175)	1,030,527	1,388,290	158,638	1,546,928	753	(8,023)	108,384	101,114
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(1,566)	11,931	24,646	35,011	4,940	(3,069)	24,405	(42)	26,234	61,245	79,629	140,874	425	(264)	2,287	2,448
Fidelity VIP Equity-Income (AnnuiChoice II)	4,154	32,879	43,779	80,812	—	(12,277)	12,893	(62)	554	81,366	303,999	385,365	—	(1,039)	1,133	94
Fidelity VIP Equity-Income (AdvantEdge)	830	43,321	(4,125)	40,026	14,732	(122,132)	88,454	(1,418)	(20,364)	19,662	147,155	166,817	1,224	(10,833)	8,158	(1,451)
Fidelity VIP Equity-Income (AnnuiChoice)	3,186	31,865	30,395	65,446	—	(43,924)	(22,160)	(318)	(66,402)	(956)	278,575	277,619	—	(2,846)	(1,473)	(4,319)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,247	9,596	26,762	37,605	—	(2,664)	(9,180)	(37)	(11,881)	25,724	152,718	178,442	—	(174)	(621)	(795)
Fidelity VIP Equity-Income (IQ3)	3,490	53,952	39,851	97,293	5,945	(46,596)	(4,450)	(179)	(45,280)	52,013	389,841	441,854	426	(3,779)	182	(3,171)
Fidelity VIP Equity-Income (Pinnacle IV)	12,956	134,152	214,437	361,545	10,024	(279,382)	85,387	(490)	(184,461)	177,084	1,494,737	1,671,821	642	(18,005)	5,179	(12,184)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	1,529	5,813	1,350	8,692	—	(1,199)	63,924	(71)	62,654	71,346	28,391	99,737	—	(92)	4,139	4,047

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus)	$12,332	$227,746	$198,061	$438,139	$2,255	$(240,014)	$1,132,690	$(1,073)	$893,858	$1,331,997	$918,654	$2,250,651	139	(14,693)	76,812	62,258
Fidelity VIP Equity-Income (Pinnacle V)	9,077	95,265	115,379	219,721	65,749	(86,068)	106,693	(1,737)	84,637	304,358	831,622	1,135,980	6,727	(9,036)	10,652	8,343
Fidelity VIP Freedom 2010 (Advantedge)	(140)	5,195	961	6,016	—	(5,099)	1,882	(416)	(3,633)	2,383	56,041	58,424	—	(452)	131	(321)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	(52)	1,265	(179)	1,034	—	(4,745)	(28)	(5)	(4,778)	(3,744)	11,386	7,642	—	(411)	(2)	(413)
Fidelity VIP Freedom 2010 (GrandMaster)	13	328	1,330	1,671	—	(482)	(69)	(23)	(574)	1,097	14,404	15,501	—	(41)	(6)	(47)
Fidelity VIP Freedom 2010 (Pinnacle)	123	1,186	8,824	10,133	—	—	—	—	—	10,133	86,832	96,965	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(1,221)	28,964	57,111	84,854	—	(241,565)	(551)	(139)	(242,255)	(157,401)	867,775	710,374	—	(20,901)	(47)	(20,948)
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,641)	42,691	56,603	97,653	—	(105,745)	9,611	(1,935)	(98,069)	(416)	886,593	886,177	—	(9,245)	845	(8,400)
Fidelity VIP Freedom 2015 (AdvantEdge)	126	3,468	11,843	15,437	—	(5,099)	25,999	(183)	20,717	36,154	112,799	148,953	—	(433)	2,226	1,793
Fidelity VIP Freedom 2015 (AnnuiChoice II)	70	170	2,028	2,268	—	(1,181)	128	(7)	(1,060)	1,208	18,196	19,404	—	(101)	11	(90)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	1	109	730	840	—	—	—	—	—	840	6,805	7,645	—	—	—	—
Fidelity VIP Freedom 2015 (GrandMaster)	(169)	263	2,186	2,280	—	(2,012)	(101,739)	(2)	(103,753)	(101,473)	101,473	—	—	(180)	(9,108)	(9,288)
Fidelity VIP Freedom 2015 (IQ Annuity)	(313)	11,929	(7,727)	3,889	—	(78,725)	—	(3)	(78,728)	(74,839)	74,839	—	—	(6,890)	—	(6,890)
Fidelity VIP Freedom 2015 (Pinnacle)	(5)	6	72	73	—	(114)	(3,291)	—	(3,405)	(3,332)	3,332	—	—	(10)	(295)	(305)
Fidelity VIP Freedom 2015 (Pinnacle IV)	353	6,889	46,220	53,462	—	(28,694)	—	(32)	(28,726)	24,736	447,364	472,100	—	(2,535)	—	(2,535)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(146)	3,036	6,874	9,764	—	(5,955)	—	(67)	(6,022)	3,742	83,172	86,914	—	(532)	—	(532)
Fidelity VIP Freedom 2015 (Pinnacle V)	(320)	22,059	55,387	77,126	900	(60,343)	(12,730)	(1,137)	(73,310)	3,816	671,761	675,577	78	(5,499)	(1,152)	(6,573)
Fidelity VIP Freedom 2020 (AdvantEdge)	(45)	335	219	509	—	(3,399)	(12)	(42)	(3,453)	(2,944)	4,279	1,335	—	(286)	(1)	(287)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	160	463	4,366	4,989	—	—	—	—	—	4,989	34,871	39,860	—	—	—	—
Fidelity VIP Freedom 2020 (GrandMaster)	(276)	1,407	4,063	5,194	420	(3,363)	(170,048)	(14)	(173,005)	(167,811)	175,067	7,256	36	(311)	(15,687)	(15,962)
Fidelity VIP Freedom 2020 (Pinnacle IV)	502	4,936	46,212	51,650	—	(123)	3,400	(30)	3,247	54,897	367,054	421,951	—	(13)	318	305
Fidelity VIP Freedom 2020 (Pinnacle)	(9)	43	105	139	—	(190)	(5,501)	1	(5,690)	(5,551)	5,551	—	—	(18)	(507)	(525)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(444)	6,117	(490)	5,183	—	(2,681)	(34,843)	—	(37,524)	(32,341)	50,304	17,963	—	(242)	(3,084)	(3,326)
Fidelity VIP Freedom 2020 (Pinnacle V)	364	4,848	28,632	33,844	—	(31)	27,070	(898)	26,141	59,985	236,649	296,634	—	(84)	2,398	2,314
Fidelity VIP Freedom 2025 (Advantedge)	(44)	444	251	651	—	(3,402)	(147)	(42)	(3,591)	(2,940)	4,286	1,346	—	(277)	(12)	(289)
Fidelity VIP Freedom 2025 (GrandMaster)	(327)	3,200	2,781	5,654	—	(3,383)	(171,354)	(6)	(174,743)	(169,089)	169,089	—	—	(311)	(15,685)	(15,996)
Fidelity VIP Freedom 2025 (Pinnacle)	(11)	100	91	180	—	(190)	(5,544)	2	(5,732)	(5,552)	5,552	—	—	(18)	(507)	(525)
Fidelity VIP Freedom 2025 (Pinnacle IV)	11	109	849	969	—	—	—	(10)	(10)	959	5,396	6,355	—	(1)	—	(1)
Fidelity VIP Freedom 2025 (Pinnacle V)	1,025	4,879	40,436	46,340	114,057	(2,606)	30,135	(1,024)	140,562	186,902	173,003	359,905	10,502	(308)	2,619	12,813
Fidelity VIP Freedom 2030 (Grandmaster)	(394)	4,480	4,204	8,290	—	(4,745)	(240,355)	(7)	(245,107)	(236,817)	236,817	—	—	(456)	(23,003)	(23,459)
Fidelity VIP Freedom 2030 (Pinnacle)	(13)	141	138	266	—	(267)	(7,776)	—	(8,043)	(7,777)	7,777	—	—	(26)	(744)	(770)
Fidelity VIP Freedom 2030 (Pinnacle IV)	(1)	81	478	558	—	(1,131)	—	(16)	(1,147)	(589)	3,649	3,060	—	(109)	—	(109)
Fidelity VIP Freedom 2030 (Pinnacle Plus)	(5)	37	526	558	—	—	—	(4)	(4)	554	2,877	3,431	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V)	(29)	2,693	24,917	27,581	28,634	(1,509)	—	(42)	27,083	54,664	118,592	173,256	2,823	(146)	—	2,677
Fidelity VIP Growth (AnnuiChoice II)	(2,989)	27,235	55,451	79,697	—	(30,438)	(13,968)	(666)	(45,072)	34,625	260,255	294,880	—	(2,408)	(1,029)	(3,437)
Fidelity VIP Growth (GrandMaster)	(6,694)	56,625	99,030	148,961	8,753	(76,856)	111,767	(135)	43,529	192,490	382,628	575,118	766	(5,943)	9,582	4,405
Fidelity VIP Growth (AdvantEdge)	(1,663)	4,778	27,974	31,089	—	(8,096)	(224)	(120)	(8,440)	22,649	95,467	118,116	—	(718)	(19)	(737)
Fidelity VIP Growth (AnnuiChoice)	(1,060)	16,243	16,252	31,435	—	(54,585)	(829)	(42)	(55,456)	(24,021)	101,422	77,401	—	(3,721)	(63)	(3,784)
Fidelity VIP Growth (GrandMaster flex3)	(1,138)	3,009	20,208	22,079	—	(5,245)	(1,525)	(51)	(6,821)	15,258	66,478	81,736	—	(312)	(101)	(413)
Fidelity VIP Growth (IQ3)	(1,708)	9,724	27,225	35,241	4,804	(26,793)	(1,054)	(96)	(23,139)	12,102	116,369	128,471	478	(2,731)	(103)	(2,356)
Fidelity VIP Growth (Pinnacle)	(1,119)	8,694	16,088	23,663	37,727	(45,898)	(14,197)	(16)	(22,384)	1,279	83,074	84,353	3,136	(3,810)	(1,259)	(1,933)
Fidelity VIP Growth (Pinnacle IV)	(6,864)	24,143	134,813	152,092	11,865	(185,168)	(38,233)	(243)	(211,779)	(59,687)	600,490	540,803	931	(14,563)	(2,965)	(16,597)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(23)	113	574	664	—	(589)	2,705	(4)	2,112	2,776	—	2,776	—	(38)	208	170
Fidelity VIP Growth (Pinnacle Plus)	(8,056)	136,135	23,463	151,542	650	(90,308)	(1,074,143)	(152)	(1,163,953)	(1,012,411)	1,423,836	411,425	38	(5,831)	(78,239)	(84,032)
Fidelity VIP Growth (Pinnacle V)	(8,734)	84,302	94,440	170,008	25,339	(10,766)	(178,479)	(1,424)	(165,330)	4,678	515,507	520,185	2,201	(1,060)	(13,577)	(12,436)
Fidelity VIP High Income (AdvantEdge)	27,731	13,222	(17,768)	23,185	—	(37,944)	(65,553)	(211)	(103,708)	(80,523)	702,959	622,436	—	(2,722)	(4,884)	(7,606)
Fidelity VIP High Income (AnnuiChoice II)	2,726	2,346	(2,179)	2,893	—	(3,877)	(13,783)	(32)	(17,692)	(14,799)	80,557	65,758	—	(264)	(952)	(1,216)
Fidelity VIP High Income (AnnuiChoice)	9,454	1,519	(1,879)	9,094	—	(10,462)	1,622	(300)	(9,140)	(46)	200,987	200,941	—	(510)	77	(433)
Fidelity VIP High Income (GrandMaster flex3)	80,444	31,885	(49,530)	62,799	—	(32,443)	(2,344)	(52)	(34,839)	27,960	1,720,999	1,748,959	—	(1,722)	(476)	(2,198)
Fidelity VIP High Income (IQ3)	325,975	99,152	(176,394)	248,733	226,388	(230,875)	(133,283)	(1,380)	(139,150)	109,583	6,866,403	6,975,986	13,235	(14,131)	(9,395)	(10,291)
Fidelity VIP High Income (Pinnacle)	2,114	383	(397)	2,100	6,923	(14,553)	4,298	(2)	(3,334)	(1,234)	49,561	48,327	427	(887)	262	(198)
Fidelity VIP High Income (Pinnacle IV)	23,826	16,888	(17,366)	23,348	582	(62,794)	(48,945)	(176)	(111,333)	(87,985)	645,117	557,132	31	(3,357)	(2,629)	(5,955)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	86	28	(22)	92	39,381	(21,819)	11,132	(4)	28,690	28,782	—	28,782	3,326	(1,840)	888	2,374
Fidelity VIP High Income (Pinnacle Plus)	9,558	32,157	(17,627)	24,088	62	(79,891)	(1,157,002)	(325)	(1,237,156)	(1,213,068)	1,492,328	279,260	4	(4,660)	(67,831)	(72,487)
Fidelity VIP High Income (Pinnacle V)	18,254	23,518	(27,376)	14,396	34,246	(17,736)	22,765	(188)	39,087	53,483	397,497	450,980	2,582	(1,349)	1,529	2,762
Fidelity VIP II Index 500 (Pinnacle)	2,110	110,964	24,131	137,205	2,580	(211,291)	(179,488)	(316)	(388,515)	(251,310)	758,787	507,477	232	(19,827)	(17,810)	(37,405)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle IV)	$6,416	$336,639	$348,531	$691,586	$1,346	$(1,057,418)	$224,133	$(654)	$(832,593)	$(141,007)	$2,692,583	$2,551,576	122	(91,971)	17,404	(74,445)
Fidelity VIP II Index 500 (Pinnacle V)	21,416	189,683	461,432	672,531	1,297,300	(90,844)	254,675	(6,194)	1,454,937	2,127,468	1,909,947	4,037,415	113,386	(8,491)	20,518	125,413
Fidelity VIP Index 500 (AdvantEdge)	1,227	113,239	79,784	194,250	165,517	(71,093)	22,999	(4,383)	113,040	307,290	596,314	903,604	13,368	(5,884)	1,823	9,307
Fidelity VIP Index 500 (AnnuiChoice II)	3,427	36,523	108,376	148,326	54,906	(46,964)	66,873	(2,259)	72,556	220,882	454,758	675,640	4,626	(4,039)	5,769	6,356
Fidelity VIP Index 500 (AnnuiChoice)	1,812	40,349	55,126	97,287	—	(79,356)	(141,535)	(345)	(221,236)	(123,949)	472,922	348,973	—	(5,698)	(10,552)	(16,250)
Fidelity VIP Index 500 (Grandmaster flex3)	177	3,803	88,040	92,020	357	(74,992)	26,111	(235)	(48,759)	43,261	324,369	367,630	32	(6,630)	2,362	(4,236)
Fidelity VIP Index 500 (Grandmaster)	2,457	347,583	(13,656)	336,384	10,337	(270,895)	(652,888)	(533)	(913,979)	(577,595)	1,805,812	1,228,217	920	(24,393)	(63,948)	(87,421)
Fidelity VIP Index 500 (IQ3)	1,871	6,586	155,562	164,019	4,210	(19,328)	24,461	(264)	9,079	173,098	546,912	720,010	329	(1,508)	1,810	631
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	1,247	325	3,092	4,664	—	(1,966)	101,806	(11)	99,829	104,493	—	104,493	—	(131)	6,679	6,548
Fidelity VIP Index 500 (Pinnacle Plus)	(2,974)	236,863	141,556	375,445	62	(197,324)	(1,285,633)	(571)	(1,483,466)	(1,108,021)	2,318,728	1,210,707	4	(12,065)	(85,075)	(97,136)
Fidelity VIP Investment Grade Bond (AdvantEdge)	5,058	8,108	(37,608)	(24,442)	177,514	(21,359)	47,667	(4,140)	199,682	175,240	551,996	727,236	14,494	(2,097)	3,795	16,192
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	5,675	7,907	(25,764)	(12,182)	101,983	(12,011)	35,382	(1,306)	124,048	111,866	351,364	463,230	7,796	(1,012)	2,730	9,514
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,414	2,627	(11,695)	(6,654)	—	(27,845)	575	(252)	(27,522)	(34,176)	239,693	205,517	—	(1,710)	34	(1,676)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	(13,020)	(25,067)	2,461	(35,626)	—	(45,987)	(996,684)	(844)	(1,043,515)	(1,079,141)	1,225,884	146,743	—	(3,500)	(75,315)	(78,815)
Fidelity VIP Investment Grade Bond (GrandMaster)	3,563	2,474	(23,137)	(17,100)	7,460	(40,012)	(24,276)	(126)	(56,954)	(74,054)	540,277	466,223	589	(3,149)	(1,934)	(4,494)
Fidelity VIP Investment Grade Bond (IQ3)	2,853	10,086	(34,513)	(21,574)	2,600	(36,681)	(65,252)	(502)	(99,835)	(121,409)	637,516	516,107	167	(2,573)	(4,027)	(6,433)
Fidelity VIP Investment Grade Bond (Pinnacle)	1,349	(182)	(7,881)	(6,714)	75	(18,034)	(25,538)	(131)	(43,628)	(50,342)	236,107	185,765	6	(1,329)	(1,838)	(3,161)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	4,713	31,806	(98,664)	(62,145)	902	(460,488)	(301,183)	(452)	(761,221)	(823,366)	2,126,621	1,303,255	67	(34,196)	(22,356)	(56,485)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	317	354	(1,654)	(983)	—	(1,372)	—	—	(1,372)	(2,355)	31,807	29,452	—	—	(101)	(101)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	364	293	(843)	(186)	35,739	(22,295)	27,478	(8)	40,914	40,728	—	40,728	3,390	(2,110)	2,591	3,871
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	(9,008)	(45,221)	20,824	(33,405)	744	(179,393)	(1,595,850)	(419)	(1,774,918)	(1,808,323)	2,023,722	215,399	57	(13,690)	(120,551)	(134,184)
Fidelity VIP Investment Grade Bond (Pinnacle V)	50,844	77,162	(279,248)	(151,242)	1,866,211	(409,415)	196,374	(13,578)	1,639,592	1,488,350	3,948,812	5,437,162	150,673	(33,738)	15,791	132,726
Fidelity VIP Mid Cap (AdvantEdge)	(10,320)	126,096	108,471	224,247	74,928	(33,557)	(127,696)	(4,217)	(90,542)	133,705	719,781	853,486	5,623	(2,970)	(10,045)	(7,392)
Fidelity VIP Mid Cap (AnnuiChoice II)	(4,293)	66,735	81,175	143,617	—	(35,353)	8,423	(281)	(27,211)	116,406	430,837	547,243	—	(2,493)	624	(1,869)
Fidelity VIP Mid Cap (AnnuiChoice)	(3,236)	62,471	59,777	119,012	16	(167,637)	24,626	(344)	(143,339)	(24,327)	376,742	352,415	1	(5,625)	924	(4,700)
Fidelity VIP Mid Cap (GrandMaster flex3)	(4,889)	61,920	54,104	111,135	20,180	(31,834)	19,282	(204)	7,424	118,559	323,414	441,973	749	(1,235)	800	314
Fidelity VIP Mid Cap (Grandmaster)	(4,010)	48,420	55,537	99,947	706	(31,381)	37,203	(105)	6,423	106,370	294,931	401,301	33	(1,506)	1,713	240
Fidelity VIP Mid Cap (IQ Annuity)	(11,099)	128,226	159,015	276,142	480	(45,100)	20,025	(242)	(24,837)	251,305	829,943	1,081,248	18	(1,776)	761	(997)
Fidelity VIP Mid Cap (Pinnacle)	(4,714)	70,274	60,832	126,392	7,400	(65,326)	53,600	(222)	(4,548)	121,844	366,493	488,337	603	(5,379)	4,577	(199)
Fidelity VIP Mid Cap (Pinnacle IV)	(25,150)	429,609	210,923	615,382	4,733	(671,627)	34,299	(1,198)	(633,793)	(18,411)	2,083,083	2,064,672	178	(25,390)	1,577	(23,635)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	(16)	238	277	499	—	—	(309)	(2)	(311)	188	1,589	1,777	—	—	(24)	(24)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(430)	8,258	7,751	15,579	—	(1,578)	11,946	(96)	10,272	25,851	44,790	70,641	—	(147)	901	754
Fidelity VIP Mid Cap (Pinnacle Plus)	(34,143)	477,169	210,662	653,688	2,852	(375,640)	1,192,124	(1,590)	817,746	1,471,434	1,138,935	2,610,369	117	(14,544)	51,208	36,781
Fidelity VIP Mid Cap (Pinnacle V)	(23,883)	319,512	253,126	548,755	58,930	(141,932)	122,242	(4,369)	34,871	583,626	1,657,126	2,240,752	4,789	(12,373)	9,271	1,687
Fidelity VIP Overseas (AdvantEdge)	(2,116)	16,866	77,818	92,568	11,039	(29,214)	(43,528)	(2,724)	(64,427)	28,141	358,240	386,381	1,147	(3,379)	(4,812)	(7,044)
Fidelity VIP Overseas (AnnuiChoice II)	55	5,435	43,889	49,379	14,338	(2,077)	(6,804)	(597)	4,860	54,239	174,633	228,872	1,235	(256)	(637)	342
Fidelity VIP Overseas (AnnuiChoice)	413	4,443	43,141	47,997	20	(8,104)	55,578	(263)	47,231	95,228	139,535	234,763	1	(508)	3,481	2,974
Fidelity VIP Overseas (GrandMaster flex3)	(719)	17,133	17,084	33,498	—	(26,150)	13,373	(141)	(12,918)	20,580	119,828	140,408	—	(1,852)	1,043	(809)
Fidelity VIP Overseas (GrandMaster)	4,037	25,981	52,994	83,012	3,005	(84,746)	610,243	(141)	528,361	611,373	182,461	793,834	336	(9,105)	64,316	55,547
Fidelity VIP Overseas (IQ3)	(1,337)	5,921	91,449	96,033	1,924	(8,543)	(18,232)	(167)	(25,018)	71,015	351,876	422,891	166	(704)	(1,489)	(2,027)
Fidelity VIP Overseas (Pinnacle)	(922)	119,956	(1,318)	117,716	—	(55,864)	170,604	(277)	114,463	232,179	365,023	597,202	—	(3,889)	11,639	7,750
Fidelity VIP Overseas (Pinnacle IV)	(2,292)	108,163	102,466	208,337	19,108	(244,674)	339,749	(582)	113,601	321,938	709,240	1,031,178	1,314	(17,257)	23,336	7,393
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	62	27	265	354	—	—	7,449	(4)	7,445	7,799	—	7,799	—	—	601	601
Fidelity VIP Overseas (Pinnacle Plus)	(1,470)	50,305	45,166	94,001	900	(85,625)	117,639	(428)	32,486	126,487	335,414	461,901	48	(4,799)	6,389	1,638
Fidelity VIP Overseas (Pinnacle V)	(2,610)	17,280	198,469	213,139	16,170	(25,276)	263,869	(1,025)	253,738	466,877	686,180	1,153,057	1,911	(3,039)	29,140	28,012
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	32,717	(12,655)	570,236	590,298	—	(239,177)	(46,693)	(1,167)	(287,037)	303,261	2,282,146	2,585,407	—	(13,876)	(2,848)	(16,724)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	129	13	1,803	1,945	—	—	—	(9)	(9)	1,936	6,819	8,755	—	—	(1)	(1)
Franklin Income Securities (Pinnacle)	281,719	(129,982)	501,279	653,016	13,345	(818,087)	(211,244)	(1,778)	(1,017,764)	(364,748)	5,812,773	5,448,025	620	(38,271)	(9,951)	(47,602)
Franklin Income Securities (Pinnacle II Reduced M&E)	13,010	121	16,638	29,769	—	—	—	(37)	(37)	29,732	230,299	260,031	—	—	(2)	(2)
JP Morgan IT Mid Cap Value (AnnuiChoice)	1	22	401	424	—	—	—	(5)	(5)	419	1,368	1,787	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(580)	3,545	25,266	28,231	—	(2,501)	—	(45)	(2,546)	25,685	94,062	119,747	—	(112)	—	(112)
JP Morgan IT Mid Cap Value (Grandmaster)	(227)	3,027	15,159	17,959	—	(3,203)	—	(10)	(3,213)	14,746	60,073	74,819	—	(143)	—	(143)
JP Morgan IT Mid Cap Value (IQ3)	(211)	975	11,763	12,527	—	(87)	—	(30)	(117)	12,410	41,261	53,671	—	(5)	—	(5)
JP Morgan IT Mid Cap Value (Pinnacle)	(355)	7,355	20,132	27,132	—	(9,735)	—	(22)	(9,757)	17,375	91,826	109,201	—	(426)	—	(426)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(2,655)	44,122	124,790	166,257	—	(57,022)	(1,284)	(234)	(58,540)	107,717	570,434	678,151	—	(2,581)	(57)	(2,638)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	$(27)	$—	$1,127	$1,100	$—	$—	$42,405	$—	$42,405	$43,505	$—	$43,505	—	—	2,566	2,566
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(1,752)	44,430	27,812	70,490	—	(25,256)	(42,405)	(296)	(67,957)	2,533	246,873	249,406	—	(1,148)	(1,767)	(2,915)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	254	155	(1,550)	(1,141)	—	(263)	—	(1)	(264)	(1,405)	11,350	9,945	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	36	23	(212)	(153)	—	—	—	(5)	(5)	(158)	1,518	1,360	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	6,609	12,494	(46,587)	(27,484)	—	(31,019)	4,365	(72)	(26,726)	(54,210)	293,807	239,597	—	(1,020)	143	(877)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,894	12,293	(35,470)	(19,283)	—	(44,921)	(68,929)	(44)	(113,894)	(133,177)	233,191	100,014	—	(1,825)	(2,941)	(4,766)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	419	179	(2,104)	(1,506)	—	—	—	(7)	(7)	(1,513)	15,445	13,932	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(6)	195	(131)	58	—	(784)	—	(8)	(792)	(734)	4,482	3,748	—	(69)	—	(69)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	21	798	(422)	397	—	(3,053)	—	(72)	(3,125)	(2,728)	30,501	27,773	—	(114)	—	(114)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(539)	3,086	(1,436)	1,111	—	(10,605)	—	(49)	(10,654)	(9,543)	116,148	106,605	—	(405)	—	(405)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(315)	(781)	1,560	464	—	—	—	(50)	(50)	414	80,278	80,692	—	(2)	—	(2)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(1,638)	132,876	(112,039)	19,199	300	(180,795)	5,777	(324)	(175,042)	(155,843)	639,779	483,936	9	(5,009)	244	(4,756)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,100)	(29,769)	44,232	9,363	—	(43,203)	(18,198)	(192)	(61,593)	(52,230)	1,337,987	1,285,757	—	(1,573)	(647)	(2,220)
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	3,557	20,366	38,722	62,645	9,060	(22,451)	(21,457)	(240)	(35,088)	27,557	307,146	334,703	432	(1,357)	(702)	(1,627)
Franklin Growth and Income Securities (AdvantEdge)	1,332	2,535	29,566	33,433	253	(4,459)	(7,962)	(673)	(12,841)	20,592	126,119	146,711	20	(409)	(652)	(1,041)
Franklin Growth and Income Securities (AnnuiChoice II)	1,959	(1,188)	34,488	35,259	2,410	(5,110)	7,265	(194)	4,371	39,630	125,721	165,351	182	(437)	567	312
Franklin Growth and Income Securities (AnnuiChoice)	17,251	312,260	(160,373)	169,138	362	(873,487)	(2,128)	(943)	(876,196)	(707,058)	914,466	207,408	20	(48,582)	(238)	(48,800)
Franklin Growth and Income Securities (GrandMaster flex3)	2,337	52,369	33,570	88,276	1,037	(221,424)	28,461	(139)	(192,065)	(103,789)	475,251	371,462	61	(14,238)	1,558	(12,619)
Franklin Growth and Income Securities (Grandmaster)	7,869	87,215	155,454	250,538	19,737	(298,723)	468,256	(155)	189,115	439,653	777,031	1,216,684	1,201	(16,191)	26,713	11,723
Franklin Growth and Income Securities (IQ Annuity)	8,507	(7,171)	194,985	196,321	1,987	(32,813)	12,569	(579)	(18,836)	177,485	719,387	896,872	114	(2,055)	774	(1,167)
Franklin Growth and Income Securities (Pinnacle)	9,518	53,510	131,282	194,310	17,737	(186,869)	77,812	(277)	(91,597)	102,713	721,195	823,908	1,623	(17,080)	7,144	(8,313)
Franklin Growth and Income Securities (Pinnacle IV)	25,237	3,765	552,727	581,729	8,817	(615,272)	19,435	(795)	(587,815)	(6,086)	2,386,754	2,380,668	517	(36,762)	773	(35,472)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	12	17	178	207	16	—	(116)	(1)	(101)	106	787	893	—	—	(10)	(10)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	(224)	21	5,079	4,876	19	(674)	162,861	(10)	162,196	167,072	—	167,072	1	(46)	10,898	10,853
Franklin Growth and Income Securities (Pinnacle Plus)	6,063	(8,270)	170,409	168,202	1,513	(62,697)	(54,290)	(530)	(116,004)	52,198	643,993	696,191	92	(3,964)	(3,199)	(7,071)
Franklin Growth and Income Securities (Pinnacle V)	8,740	44,617	183,033	236,390	26,530	(56,605)	165,740	(3,540)	132,125	368,515	844,653	1,213,168	2,633	(5,909)	15,161	11,885
Franklin Income Securities (AdvantEdge)	10,166	1,474	15,524	27,164	13,279	(6,259)	47,477	(579)	53,918	81,082	214,170	295,252	1,035	(552)	3,645	4,128
Franklin Income Securities (AnnuiChoice II)	23,263	4,680	26,622	54,565	7,570	(20,326)	94,849	(366)	81,727	136,292	393,681	529,973	580	(1,497)	6,936	6,019
Franklin Income Securities (AnnuiChoice)	13,618	(6,094)	20,460	27,984	—	(52,481)	(18,838)	(224)	(71,543)	(43,559)	254,621	211,062	—	(2,471)	(846)	(3,317)
Franklin Income Securities (GrandMaster flex3)	69,629	(24,238)	123,523	168,914	25,417	(177,648)	77,681	(663)	(75,213)	93,701	1,439,894	1,533,595	1,245	(8,716)	3,691	(3,780)
Franklin Income Securities (Grandmaster)	56,749	8,997	62,324	128,070	700	(127,548)	(267,188)	(307)	(394,343)	(266,273)	1,219,745	953,472	33	(6,378)	(12,565)	(18,910)
Franklin Income Securities (IQ Annuity)	54,000	(14,367)	86,228	125,861	1,130	(100,881)	(14,867)	(792)	(115,410)	10,451	1,094,969	1,105,420	53	(4,965)	(772)	(5,684)
Franklin Income Securities (Pinnacle IV)	191,723	269,883	(38,519)	423,087	25,721	(539,694)	(293,122)	(810)	(807,905)	(384,818)	3,773,156	3,388,338	1,198	(26,140)	(13,916)	(38,858)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	536	269	4,630	5,435	—	(4,763)	195,952	(23)	191,166	196,601	13,540	210,141	—	(375)	15,313	14,938
Franklin Income Securities (Pinnacle Plus)	53,534	(16,866)	85,552	122,220	14,593	(98,315)	(92,719)	(834)	(177,275)	(55,055)	995,962	940,907	773	(5,574)	(4,432)	(9,233)
Franklin Income Securities (Pinnacle V)	190,464	32,493	220,107	443,064	709,225	(138,381)	679,171	(2,131)	1,247,884	1,690,948	3,022,147	4,713,095	61,571	(12,028)	58,071	107,614
Franklin Large Cap Growth Securities (AdvantEdge)	(1,238)	6,576	38,382	43,720	2,394	(3,122)	16,993	(1,147)	15,118	58,838	157,725	216,563	189	(351)	1,443	1,281
Franklin Large Cap Growth Securities (AnnuiChoice II)	(169)	417	34,993	35,241	20,478	(4,182)	(2,737)	(349)	13,210	48,451	128,934	177,385	1,513	(361)	(212)	940
Franklin Large Cap Growth Securities (AnnuiChoice)	(124)	3,048	8,794	11,718	—	(15,958)	29,251	(11)	13,282	25,000	43,905	68,905	—	(988)	1,678	690
Franklin Large Cap Growth Securities (GrandMaster flex3)	(64)	259	2,661	2,856	—	(721)	—	(24)	(745)	2,111	10,827	12,938	—	(44)	—	(44)
Franklin Large Cap Growth Securities (Grandmaster)	(3,902)	9,790	52,677	58,565	2,571	(64,996)	660,447	(91)	597,931	656,496	38,274	694,770	148	(3,831)	39,376	35,693
Franklin Large Cap Growth Securities (IQ Annuity)	(726)	46	40,973	40,293	—	(6,164)	34,867	(83)	28,620	68,913	146,314	215,227	—	(408)	2,069	1,661
Franklin Large Cap Growth Securities (Pinnacle)	(1,403)	7,290	39,071	44,958	6,735	(35,216)	146,087	(102)	117,504	162,462	139,283	301,745	419	(2,161)	8,646	6,904
Franklin Large Cap Growth Securities (Pinnacle IV)	(4,286)	23,250	156,593	175,557	—	(180,566)	152,199	(149)	(28,516)	147,041	726,343	873,384	—	(11,350)	8,702	(2,648)
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)	(3)	78	1,222	1,297	—	(531)	—	—	(531)	766	4,999	5,765	—	—	(33)	(33)
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	(6)	—	186	180	—	—	5,299	—	5,299	5,479	—	5,479	—	—	378	378
Franklin Large Cap Growth Securities (Pinnacle Plus)	(1,890)	11,403	53,984	63,497	187	(8,731)	116,604	(272)	107,788	171,285	227,447	398,732	13	(615)	7,562	6,960
Franklin Large Cap Growth Securities (Pinnacle V)	(5,427)	42,188	172,642	209,403	28,439	(60,854)	79,690	(2,801)	44,474	253,877	778,024	1,031,901	2,725	(6,006)	7,239	3,958
Franklin Mutual Shares Securities (AdvantEdge)	7,704	49,830	304,990	362,524	227,471	(68,927)	(80,270)	(11,545)	66,729	429,253	1,358,760	1,788,013	20,081	(6,973)	(7,236)	5,872
Franklin Mutual Shares Securities (AnnuiChoice II)	2,420	5,215	48,729	56,364	70,009	(7,435)	34,846	(1,050)	96,370	152,734	184,881	337,615	5,719	(725)	2,840	7,834
Franklin Mutual Shares Securities (AnnuiChoice)	1,478	85,589	(6,612)	80,455	—	(177,492)	5,810	(463)	(172,145)	(91,690)	337,884	246,194	—	(9,017)	517	(8,500)
Franklin Mutual Shares Securities (GrandMaster flex3)	4,278	(10,851)	206,674	200,101	835	(130,289)	(2,709)	(372)	(132,535)	67,566	812,458	880,024	46	(7,114)	(143)	(7,211)
Franklin Mutual Shares Securities (IQ Advisor Standard)	133	560	2,440	3,133	—	—	(5,221)	—	(5,221)	(2,088)	13,050	10,962	—	—	(312)	(312)
Franklin Mutual Shares Securities (IQ Annuity)	2,070	28,271	40,426	70,767	4,696	(53,582)	(32,909)	(266)	(82,061)	(11,294)	307,511	296,217	249	(2,944)	(1,825)	(4,520)
Franklin Mutual Shares Securities (Pinnacle)	2,213	99,898	61,351	163,462	450	(286,745)	(77,528)	(288)	(364,111)	(200,649)	792,009	591,360	24	(15,720)	(4,158)	(19,854)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle IV)	$11,085	$78,333	$376,660	$466,078	$6,808	$(358,145)	$(13,763)	$(685)	$(365,785)	$100,293	$1,790,714	$1,891,007	392	(19,630)	1,032	(18,206)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	8	19	170	197	—	—	(114)	(1)	(115)	82	788	870	—	—	(6)	(6)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	(137)	45	2,696	2,604	—	(1,682)	68,982	(17)	67,283	69,887	—	69,887	—	(120)	4,938	4,818
Franklin Mutual Shares Securities (Pinnacle Plus)	10,512	136,192	244,649	391,353	14,667	(299,757)	1,077,999	(652)	792,257	1,183,610	675,866	1,859,476	809	(17,930)	71,943	54,822
Franklin Mutual Shares Securities (Pinnacle V)	14,902	119,484	567,043	701,429	399,147	(244,028)	(112,896)	(9,439)	32,784	734,213	2,667,004	3,401,217	39,247	(25,315)	(10,881)	3,051
Franklin Mutual Shares Securities(Grandmaster)	(1,051)	328,946	(115,685)	212,210	2,613	(305,301)	(598,885)	(324)	(901,897)	(689,687)	1,157,389	467,702	150	(17,439)	(30,887)	(48,176)
Franklin Small Cap Value Securities (AdvantEdge)	(77)	18,878	4,123	22,924	36,450	(7,240)	(37,140)	(317)	(8,247)	14,677	90,091	104,768	2,364	(530)	(2,815)	(981)
Franklin Small Cap Value Securities (Annuichoice II)	42	1,861	9,164	11,067	7,000	(2,850)	1,582	(67)	5,665	16,732	32,758	49,490	500	(235)	111	376
Franklin Small Cap Value Securities (Annuichoice)	219	54,542	(37,559)	17,202	—	(16,766)	(88,820)	(56)	(105,642)	(88,440)	115,026	26,586	—	(1,356)	(7,550)	(8,906)
Franklin Small Cap Value Securities (Grandmaster)	3,417	200,065	(51,754)	151,728	3,734	(98,787)	(521,828)	(236)	(617,117)	(465,389)	685,527	220,138	326	(8,661)	(41,409)	(49,744)
Franklin Small Cap Value Securities (Grandmaster flex3)	(55)	6,975	10,820	17,740	—	(33,890)	(8,645)	(26)	(42,561)	(24,821)	72,204	47,383	—	(2,779)	(778)	(3,557)
Franklin Small Cap Value Securities (IQ Annuuity)	(7)	24,346	13,034	37,373	3,971	(5,235)	(10,306)	(88)	(11,658)	25,715	125,110	150,825	325	(447)	(1,103)	(1,225)
Franklin Small Cap Value Securities (Pinnacle Plus)	(588)	76,098	11,945	87,455	—	(76,126)	(3,471)	(184)	(79,781)	7,674	246,759	254,433	—	(6,493)	973	(5,520)
Franklin Small Cap Value Securities Fund (Pinnacle)	969	57,474	13,360	71,803	600	(67,644)	(162,445)	(217)	(229,706)	(157,903)	329,723	171,820	52	(6,071)	(13,229)	(19,248)
Franklin Small Cap Value Securities Fund (Pinnacle IV)	166	162,250	29,616	192,032	—	(140,754)	(291,794)	(150)	(432,698)	(240,666)	788,168	547,502	—	(12,490)	(23,988)	(36,478)
Franklin Small Cap Value Securities Fund (Pinnacle V)	(287)	62,147	30,623	92,483	12,106	(15,607)	(48,113)	(441)	(52,055)	40,428	338,706	379,134	1,000	(1,346)	(5,073)	(5,419)
Invesco VI American Franchise (AdvantEdge)	(172)	513	3,693	4,034	—	—	(2,332)	(108)	(2,440)	1,594	11,556	13,150	—	(8)	(173)	(181)
Invesco VI American Franchise (AnnuiChoice II)	(88)	447	2,816	3,175	—	(65)	(934)	(66)	(1,065)	2,110	8,750	10,860	—	(8)	(63)	(71)
Invesco VI American Franchise (AnnuiChoice)	(40)	3,571	(2,412)	1,119	—	(7,124)	—	(3)	(7,127)	(6,008)	6,008	—	—	(372)	—	(372)
Invesco VI American Franchise (GrandMaster flex3)	(10)	—	12	2	—	—	—	(2)	(2)	—	—	—	—	—	—	—
Invesco VI American Franchise (Grandmaster)	(202)	88	6,131	6,017	—	(121)	—	—	(121)	5,896	15,932	21,828	—	(7)	—	(7)
Invesco VI American Franchise (Pinnacle Plus)	(638)	1,198	13,559	14,119	—	(7,930)	—	(60)	(7,990)	6,129	42,176	48,305	—	(525)	—	(525)
Invesco VI Comstock (AdvantEdge)	63	3,217	37,078	40,358	76,406	(1,494)	14,452	(627)	88,737	129,095	73,606	202,701	6,294	(162)	1,136	7,268
Invesco VI Comstock (AnnuiChoice II)	203	1,830	12,379	14,412	38,301	(4,306)	31,609	(203)	65,401	79,813	22,405	102,218	2,862	(345)	2,402	4,919
Invesco VI Comstock (AnnuiChoice)	125	95	7,612	7,832	14	—	—	(1)	13	7,845	22,829	30,674	1	—	—	1
Invesco VI Comstock (GrandMaster flex3)	58	11,938	19,794	31,790	—	(19,904)	—	(21)	(19,925)	11,865	96,970	108,835	—	(946)	7	(939)
Invesco VI Comstock (Grandmaster)	262	4,910	42,654	47,826	—	(11,459)	115,842	(84)	104,299	152,125	53,807	205,932	—	(587)	6,535	5,948
Invesco VI Comstock (IQ Annuity)	1	90	6,034	6,125	—	—	—	(19)	(19)	6,106	18,193	24,299	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	(21)	193	5,264	5,436	—	(681)	82,620	(7)	81,932	87,368	7,397	94,765	—	(44)	5,274	5,230
Invesco VI Comstock (Pinnacle Plus)	(2,052)	84,423	258,674	341,045	1,387	(94,261)	1,105,051	(268)	1,011,909	1,352,954	133,567	1,486,521	82	(5,265)	70,918	65,735
Invesco VI American Value (AdvantEdge)	(4,838)	32,197	101,121	128,480	39,837	(21,192)	36,387	(2,653)	52,379	180,859	384,029	564,888	2,864	(1,738)	2,766	3,892
Invesco VI American Value (AnnuiChoice II)	(484)	3,131	19,588	22,235	—	(8,341)	4,537	(162)	(3,966)	18,269	69,096	87,365	—	(618)	352	(266)
Invesco VI American Value (AnnuiChoice)	(49)	182	3,050	3,183	—	(2,062)	17,067	(58)	14,947	18,130	—	18,130	—	(154)	1,314	1,160
Invesco VI American Value (Grandmaster flex3)	(315)	5,289	794	5,768	—	(23,783)	7,895	(20)	(15,908)	(10,140)	19,454	9,314	—	(1,732)	653	(1,079)
Invesco VI American Value (Grandmaster)	(195)	1,245	5,145	6,195	—	(1,660)	23,779	(29)	22,090	28,285	—	28,285	—	(124)	1,970	1,846
Invesco VI American Value (IQ Annuity)	(48)	4,946	2,608	7,506	—	(12,527)	22,000	(51)	9,422	16,928	17,782	34,710	—	(1,278)	2,016	738
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(17)	88	600	671	—	(604)	6,593	(6)	5,983	6,654	—	6,654	—	—	404	404
Invesco VI American Value (Pinnacle Plus)	(18,844)	113,389	353,941	448,486	4,550	(131,668)	98,481	(246)	(28,883)	419,603	1,371,482	1,791,085	331	(9,673)	8,336	(1,006)
Invesco VI American Franchise (Pinnacle)	35	2,710	2,462	5,207	—	(1,370)	430	(20)	(960)	4,247	16,326	20,573	—	(80)	(10)	(90)
Invesco VI American Franchise (Pinnacle IV)	(1,803)	8,223	41,514	47,934	—	(21,415)	(5,471)	(47)	(26,933)	21,001	144,602	165,603	—	(1,275)	(305)	(1,580)
Invesco VI American Franchise (Pinnacle V)	(1,330)	4,122	30,557	33,349	—	(5,423)	2,225	(194)	(3,392)	29,957	91,184	121,141	—	(488)	190	(298)
Invesco VI Comstock (Pinnacle)	(139)	1,331	50,006	51,198	—	(1,288)	317,680	(29)	316,363	367,561	121,361	488,922	—	(68)	14,570	14,502
Invesco VI Comstock (Pinnacle IV)	(451)	72,832	48,619	121,000	5,904	(89,890)	(33,205)	(107)	(117,298)	3,702	410,474	414,176	331	(4,630)	(1,745)	(6,044)
Invesco VI Comstock (Pinnacle II Reduced M&E)	7	47	561	615	—	(207)	—	—	(207)	408	1,887	2,295	—	—	(10)	(10)
Invesco VI Comstock (Pinnacle V)	903	9,842	91,298	102,043	261,263	(5,562)	84,646	(1,760)	338,587	440,630	199,980	640,610	23,509	(677)	7,657	30,489
Invesco VI International Growth Class II (Advantedge)	(266)	382	7,478	7,594	80,586	(860)	3,780	(142)	83,364	90,958	9,620	100,578	7,764	(95)	353	8,022
Invesco VI International Growth Class II (IQ Advisor Enhanced)	19	9	1,675	1,703	16,050	—	16,639	(20)	32,669	34,372	—	34,372	1,508	(2)	1,543	3,049
Invesco VI International Growth Class II (Pinnacle Plus)	(121)	960	4,968	5,807	3,837	(7,634)	(1,670)	—	(5,467)	340	37,578	37,918	398	(788)	(153)	(543)
Invesco VI International Growth Class II (Pinnacle)	(329)	1,282	10,629	11,582	—	(5,502)	23,407	(11)	17,894	29,476	65,614	95,090	—	(541)	2,180	1,639
Invesco VI International Growth Class II (Pinnacle V)	(742)	18,618	19,568	37,444	130,568	(3,755)	(68,440)	(338)	58,035	95,479	160,979	256,458	12,593	(406)	(6,062)	6,125
Invesco VI American Value II (Pinnacle V)	(3,104)	15,254	71,991	84,141	9,668	(21,787)	65,140	(1,217)	51,804	135,945	243,355	379,300	707	(1,658)	4,808	3,857
Invesco VI American Value II (Pinnacle)	(287)	1,565	7,360	8,638	—	(13,708)	77,741	(94)	63,939	72,577	2,855	75,432	—	(1,015)	5,693	4,678
Invesco VI American Value II (Pinnacle IV)	(548)	3,144	15,676	18,272	—	(22,443)	136,111	(127)	113,541	131,813	8,300	140,113	—	(1,676)	10,156	8,480
Templeton Foreign Securities (Pinnacle)	3,562	12,832	49,619	66,013	—	(38,205)	(37,579)	(93)	(75,877)	(9,864)	366,927	357,063	—	(1,908)	(1,867)	(3,775)
Templeton Foreign Securities (Pinnacle IV)	12,489	(48,672)	288,455	252,272	9,118	(226,448)	26,945	(493)	(190,878)	61,394	1,297,103	1,358,497	457	(11,197)	1,488	(9,252)
Templeton Foreign Securities (Pinnacle II Reduced M&E)	26	21	364	411	—	(204)	—	—	(204)	207	2,023	2,230	—	—	(10)	(10)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities (Pinnacle V)	$9,784	$32,424	$212,862	$255,070	$203,553	$(139,020)	$(41,630)	$(3,333)	$19,570	$274,640	$1,233,233	$1,507,873	20,099	(14,707)	(4,042)	1,350
Templeton Foreign Securities Fund (AnnuiChoice II)	2,015	1,797	32,017	35,829	14,771	(9,846)	25,219	(305)	29,839	65,668	156,393	222,061	1,226	(835)	1,987	2,378
Templeton Foreign Securities Fund (AnnuiChoice)	1,010	425	13,509	14,944	20	—	601	(86)	535	15,479	68,576	84,055	1	(4)	26	23
Templeton Foriegn Securities Fund (AdvantEdge)	3,383	10,916	68,472	82,771	75,889	(25,621)	(31,265)	(2,237)	16,766	99,537	374,713	474,250	7,417	(2,617)	(2,999)	1,801
Templeton Foriegn Securities Fund (GrandMaster flex3)	1,668	(17,228)	70,748	55,188	—	(81,819)	172,932	(90)	91,023	146,211	268,629	414,840	—	(3,906)	7,834	3,928
Templeton Foriegn Securities Fund (Grandmaster)	1,266	1,264	22,219	24,749	—	(3,200)	3,700	(38)	462	25,211	116,416	141,627	—	(155)	172	17
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	(87)	2	1,697	1,612	—	(522)	81,207	(7)	80,678	82,290	—	82,290	—	(42)	6,447	6,405
Templeton Foriegn Securities Fund (Pinnacle Plus)	4,064	27,348	97,535	128,947	3,276	(43,642)	58,529	(392)	17,771	146,718	617,145	763,863	161	(2,265)	2,945	841
Templeton Global Bond Sec (Grandmaster)*	229	56	(490)	(205)	—	(100)	7,785	(10)	7,675	7,470	—	7,470	—	—	767	767
Templeton Global Bond Sec (GrandMaster flex3)*	(104)	1	671	568	—	—	51,460	—	51,460	52,028	—	52,028	—	—	5,349	5,349
Templeton Global Bond Sec (Pinnacle IV)*	(9)	—	50	41	—	—	7,775	—	7,775	7,816	—	7,816	—	—	803	803
Templeton Global Bond Sec (AnnuiChoice II)*	(1)	—	34	33	—	—	7,937	—	7,937	7,970	—	7,970	—	—	817	817
Templeton Growth Securities (AdvantEdge)	894	3,712	17,694	22,300	9,661	(3,096)	(8,235)	(611)	(2,281)	20,019	81,330	101,349	827	(335)	(769)	(277)
Templeton Growth Securities (AnnuiChoice II)	1,330	1,691	17,901	20,922	—	(5,349)	8,084	(170)	2,565	23,487	67,344	90,831	—	(507)	808	301
Templeton Growth Securities (AnnuiChoice)	99	48	1,403	1,550	—	—	(280)	(19)	(299)	1,251	5,410	6,661	—	(1)	(15)	(16)
Templeton Growth Securities (GrandMaster flex3)	5,373	(9,216)	127,741	123,898	360	(28,870)	(14,943)	(235)	(43,688)	80,210	453,484	533,694	20	(1,678)	(845)	(2,503)
Templeton Growth Securities (Grandmaster)	1,407	1,546	23,486	26,439	—	(5,851)	(524)	(12)	(6,387)	20,052	93,038	113,090	—	(311)	(28)	(339)
Templeton Growth Securities (IQ Advisor Standard)	137	—	2,082	2,219	—	—	3,039	—	3,039	5,258	6,103	11,361	—	—	197	197
Templeton Growth Securities (IQ Annuity)	8,077	108,723	27,251	144,051	650	(19,089)	(537,470)	(287)	(556,196)	(412,145)	744,566	332,421	32	(1,088)	(29,775)	(30,831)
Templeton Growth Securities (Pinnacle)	661	59,896	(2,909)	57,648	—	(245,481)	(460)	(65)	(246,006)	(188,358)	348,086	159,728	—	(14,200)	134	(14,066)
Templeton Growth Securities (Pinnacle IV)	10,600	63,387	156,536	230,523	2,918	(52,245)	(61,656)	(119)	(111,102)	119,421	856,349	975,770	148	(2,886)	(3,565)	(6,303)
Templeton Growth Securities (Pinnacle II Reduced M&E)	164	21	2,495	2,680	—	—	—	(6)	(6)	2,674	9,120	11,794	—	—	—	—
Templeton Growth Securities (Pinnacle Plus Reduced M&E)	—	—	21	21	—	—	7,989	(4)	7,985	8,006	—	8,006	—	—	547	547
Templeton Growth Securities (Pinnacle Plus)	20,037	52,471	237,369	309,877	14,733	(105,224)	1,152,293	(271)	1,061,531	1,371,408	217,883	1,589,291	816	(6,422)	76,850	71,244
Templeton Growth Securities (Pinnacle V)	9,044	62,745	133,333	205,122	1,412	(173,573)	4,847	(1,834)	(169,148)	35,974	798,564	834,538	160	(19,477)	636	(18,681)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	3,971	3,445	(25,734)	(18,318)	10,141	(15,469)	15,272	(1,002)	8,942	(9,376)	175,631	166,255	785	(1,273)	1,162	674
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	2,193	2,544	(12,995)	(8,258)	222	(2,996)	(5,761)	(101)	(8,636)	(16,894)	90,689	73,795	15	(230)	(388)	(603)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,882	1,385	(14,315)	(10,048)	—	—	8	(157)	(149)	(10,197)	103,886	93,689	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	3,088	6,239	(23,563)	(14,236)	—	(42,671)	1,748	(9)	(40,932)	(55,168)	180,731	125,563	—	(2,974)	125	(2,849)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	408	496	(2,819)	(1,915)	—	(2,040)	(913)	(16)	(2,969)	(4,884)	18,779	13,895	—	(91)	(46)	(137)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,480	6,990	(30,753)	(16,283)	3,929	(8,155)	(15,353)	(150)	(19,729)	(36,012)	192,554	156,542	183	(349)	(596)	(762)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,040	15,275	(35,806)	(18,491)	482	(33,516)	(87,367)	(60)	(120,461)	(138,952)	235,707	96,755	34	(2,407)	(6,488)	(8,861)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	78	(30)	(247)	(199)	—	(426)	2,582	(4)	2,152	1,953	—	1,953	—	(40)	224	184
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	4,276	124,064	(192,280)	(63,940)	62	(40,183)	(1,571,770)	(425)	(1,612,316)	(1,676,256)	1,960,993	284,737	3	(2,080)	(76,466)	(78,543)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	10,179	11,240	(70,673)	(49,254)	42,017	(14,033)	(50,137)	(725)	(22,878)	(72,132)	457,894	385,762	3,007	(1,092)	(3,906)	(1,991)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(2,256)	15,483	(23,707)	(10,480)	13,341	(30,382)	28,228	(2,380)	8,807	(1,673)	407,668	405,995	1,531	(3,898)	3,466	1,099
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(26)	1,927	(2,769)	(868)	9,800	(4,478)	(1,834)	(122)	3,366	2,498	39,806	42,304	741	(350)	(134)	257
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	77	6,840	(9,029)	(2,112)	—	(14,490)	(35,480)	(116)	(50,086)	(52,198)	149,251	97,053	—	(425)	(973)	(1,398)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(954)	21,619	(26,491)	(5,826)	20,000	(49,627)	7,680	(115)	(22,062)	(27,888)	232,749	204,861	611	(1,527)	257	(659)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(2,226)	21,348	(27,870)	(8,748)	6,188	(145,941)	181,479	(295)	41,431	32,683	579,534	612,217	181	(4,297)	5,502	1,386
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(1,070)	5,320	(13,229)	(8,979)	3,460	(10,444)	7,608	(233)	391	(8,588)	366,918	358,330	108	(412)	325	21
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(939)	6,308	(11,037)	(5,668)	3,689	(89,147)	27,812	(232)	(57,878)	(63,546)	377,767	314,221	112	(2,589)	868	(1,609)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(3,253)	61,751	(90,679)	(32,181)	24,076	(335,586)	1,516	(555)	(310,549)	(342,730)	1,523,292	1,180,562	741	(10,158)	311	(9,106)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(17)	4	27	14	—	(375)	5,244	—	4,869	4,883	—	4,883	—	(39)	547	508
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(4,077)	15,936	(31,443)	(19,584)	2,889	(93,065)	(90,550)	(502)	(181,228)	(200,812)	858,434	657,622	101	(3,250)	(3,041)	(6,190)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(4,444)	25,446	(42,447)	(21,445)	8,498	(112,981)	83,920	(2,770)	(23,333)	(44,778)	1,023,982	979,204	875	(11,764)	9,032	(1,857)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(35)	(30)	(318)	(383)	—	(1,079)	14,885	(6)	13,800	13,417	—	13,417	—	(86)	1,166	1,080
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(14,299)	59,766	(57,278)	(11,811)	8,808	(165,522)	182,873	(805)	25,354	13,543	1,637,164	1,650,707	385	(7,092)	7,268	561
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,330)	10,316	(7,209)	777	21,733	(5,386)	(28,135)	(1,485)	(13,273)	(12,496)	275,517	263,021	1,783	(566)	(2,311)	(1,094)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(298)	13,571	(12,247)	1,026	10,150	(75,131)	11,220	(157)	(53,918)	(52,892)	147,251	94,359	1,086	(8,088)	1,173	(5,829)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(34)	9,010	(8,028)	948	—	(50,929)	20,938	(60)	(30,051)	(29,103)	45,058	15,955	—	(5,419)	2,259	(3,160)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(468)	13,327	(12,344)	515	—	(25,812)	16,661	(55)	(9,206)	(8,691)	74,833	66,142	—	(2,821)	1,838	(983)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(427)	8,620	(6,988)	1,205	—	(7,372)	(14,411)	(70)	(21,853)	(20,648)	93,590	72,942	—	(265)	(510)	(775)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(1,038)	13,895	(12,354)	503	3,961	(10,297)	19,992	(142)	13,514	14,017	160,940	174,957	147	(375)	734	506
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,419)	188,447	(189,995)	(6,967)	4,859	(130,968)	69,914	(457)	(56,652)	(63,619)	810,076	746,457	519	(14,137)	6,328	(7,290)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(5,975)	54,374	(44,457)	3,942	30,721	(108,457)	38,990	(1,787)	(40,533)	(36,591)	853,851	817,260	3,066	(10,908)	3,871	(3,971)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$(2,903)	$38,574	$17,879	$53,550	$95,288	$(1,294)	$3,497	$(883)	$96,608	$150,158	$117,113	$267,271	8,991	(199)	395	9,187
BlackRock Capital Appreciation VI (AnnuiChoice II)	(222)	7,119	(188)	6,709	23,176	(2,806)	17,157	(82)	37,445	44,154	6,295	50,449	2,112	(262)	1,519	3,369
BlackRock Capital Appreciation VI (Annuichoice)	(64)	1,034	874	1,844	—	—	(3,353)	(3)	(3,356)	(1,512)	8,291	6,779	—	—	(332)	(332)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(114)	1,185	977	2,048	—	—	—	(9)	(9)	2,039	6,541	8,580	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(3)	33	29	59	—	(12)	(1,010)	—	(1,022)	(963)	963	—	—	(1)	(101)	(102)
BlackRock Capital Appreciation VI Class III (Pinnacle)	(235)	2,752	—	2,517	—	(292)	(17,066)	(2)	(17,360)	(14,843)	14,843	—	—	(30)	(1,540)	(1,570)
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(447)	9,229	875	9,657	—	(6,311)	34,409	(34)	28,064	37,721	22,743	60,464	—	(585)	3,048	2,463
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(3,653)	66,978	12,603	75,928	148,519	(12,072)	236,041	(666)	371,822	447,750	116,743	564,493	13,683	(1,202)	20,744	33,225
BlackRock Global Allocation VI (Advantedge)	(3,290)	27,737	47,902	72,349	48,950	(14,367)	(66,903)	(1,814)	(34,134)	38,215	606,568	644,783	4,626	(1,594)	(6,540)	(3,508)
BlackRock Global Allocation VI (AnnuiChoice II)	92	4,239	5,810	10,141	7,323	(3,051)	17,073	(28)	21,317	31,458	71,235	102,693	678	(296)	1,629	2,011
BlackRock Global Allocation VI (Annuichoice)	(12)	5,973	(1,482)	4,479	—	(3,764)	4,506	(44)	698	5,177	30,960	36,137	—	(363)	460	97
BlackRock Global Allocation VI (Grandmaster flex3)	1,899	13,758	(5,352)	10,305	—	(22,120)	280,005	(51)	257,834	268,139	56,889	325,028	—	(2,165)	26,140	23,975
BlackRock Global Allocation VI (Grandmaster)	(2,392)	22,074	582	20,264	964	(28,680)	54,995	(55)	27,224	47,488	43,473	90,961	91	(2,760)	6,497	3,828
BlackRock Global Allocation VI Class III (Pinnacle)	(317)	6,886	249	6,818	420	(8,265)	41,910	(60)	34,005	40,823	24,196	65,019	40	(807)	4,213	3,446
BlackRock Global Allocation VI Class III (Pinnacle IV)	(849)	7,199	4	6,354	—	(6,536)	14,864	(27)	8,301	14,655	7,433	22,088	—	(628)	1,884	1,256
BlackRock Global Allocation VI Class III (Pinnacle V)	(1,063)	17,600	449	16,986	52,704	(15,419)	20,117	(235)	57,167	74,153	91,315	165,468	5,135	(1,485)	2,102	5,752
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	2,416	53,554	154,328	210,298	35,739	(121,568)	(35,126)	(188)	(121,143)	89,155	625,651	714,806	1,742	(5,875)	(1,638)	(5,771)
DWS Small Cap Index VIP (Pinnacle IV)	22	5,874	(288)	5,608	—	(26,446)	—	(13)	(26,459)	(20,851)	31,477	10,626	—	(1,358)	—	(1,358)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	13	108	699	820	—	—	—	(8)	(8)	812	2,208	3,020	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(94)	14	1,828	1,748	—	—	—	(6)	(6)	1,742	4,907	6,649	—	(1)	—	(1)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(128)	174	2,909	2,955	7,000	(874)	11,715	(4)	17,837	20,792	—	20,792	542	(79)	1,103	1,566
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(17)	2	498	483	—	—	3,080	(4)	3,076	3,559	—	3,559	—	—	267	267
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(555)	195	10,937	10,577	—	(300)	183,849	(12)	183,537	194,114	9,840	203,954	—	(25)	14,537	14,512
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(20)	168	222	370	—	(518)	2,442	(3)	1,921	2,291	466	2,757	—	(43)	204	161
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,149)	26,902	1,350	27,103	—	—	(17,610)	(11)	(17,621)	9,482	28,778	38,260	—	(1)	(66)	(67)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(471)	382	9,425	9,336	—	(1,118)	23,641	(10)	22,513	31,849	19,723	51,572	—	(96)	1,977	1,881
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(21,891)	54,697	304,183	336,989	1,449	(98,938)	1,216,391	(297)	1,118,605	1,455,594	101,320	1,556,914	132	(8,495)	116,801	108,438
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(1,538)	5,956	19,546	23,964	12,948	(20,656)	58,952	(365)	50,879	74,843	44,731	119,574	1,105	(1,714)	5,090	4,481
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(1,815)	219	85,400	83,804	26,195	(8,031)	(1,150)	(410)	16,604	100,408	251,788	352,196	1,498	(455)	(74)	969
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(28)	(49)	7,176	7,099	6,861	(388)	9,585	(114)	15,944	23,043	18,179	41,222	369	(27)	467	809
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(15)	7	735	727	—	—	—	(2)	(2)	725	2,276	3,001	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(95)	314	7,669	7,888	—	(516)	2,991	(3)	2,472	10,360	23,637	33,997	—	(27)	158	131
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(682)	865	28,225	28,408	662	(11,436)	(6,279)	(179)	(17,232)	11,176	95,495	106,671	38	(656)	(311)	(929)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	2,521	4,697	552	7,770	—	(29)	(5,306)	(7)	(5,342)	2,428	4,149	6,577	—	(2)	54	52
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(151)	263	4,576	4,688	—	(728)	38,578	(3)	37,847	42,535	6,190	48,725	—	(37)	1,978	1,941
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(887)	598	42,597	42,308	109,685	(15,216)	41,428	(461)	135,436	177,744	89,712	267,456	5,756	(812)	2,226	7,170
DWS Small Cap Index (AdvantEdge)	(561)	292	11,501	11,232	—	(95)	59,616	(103)	59,418	70,650	2,150	72,800	—	(13)	4,367	4,354
DWS Small Cap Index (AnnuiChoice II)	70	2,024	9,484	11,578	2,983	(1,477)	3,685	(62)	5,129	16,707	30,782	47,489	198	(114)	259	343
DWS Small Cap Index (AnnuiChoice)	40	4,766	3,926	8,732	—	(20,856)	(246)	(36)	(21,138)	(12,406)	36,487	24,081	—	(1,134)	(14)	(1,148)
DWS Small Cap Index (GrandMaster flex3)	(115)	9,318	13,585	22,788	177	(4,731)	(6,596)	(18)	(11,168)	11,620	67,568	79,188	9	(222)	(350)	(563)
DWS Small Cap Index (Grandmaster)	617	18,561	4,330	23,508	—	(1,715)	(12,339)	(33)	(14,087)	9,421	23,559	32,980	—	(107)	150	43
DWS Small Cap Index (IQ3)	(15)	3,652	24,752	28,389	—	(1,050)	(457)	(46)	(1,553)	26,836	78,764	105,600	—	(61)	(22)	(83)
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	(85)	3	3,570	3,488	—	—	74,187	(8)	74,179	77,667	—	77,667	—	—	4,720	4,720
DWS Small Cap Index (Pinnacle Plus)	(817)	38,609	60,448	98,240	2,564	(22,148)	(125,659)	(164)	(145,407)	(47,167)	329,517	282,350	122	(1,186)	(6,514)	(7,578)
DWS Small Cap Index VIP (Pinnacle IV)	248	53,564	30,640	84,452	1,005	(63,796)	(17,753)	(68)	(80,612)	3,840	277,786	281,626	52	(3,640)	(986)	(4,574)
DWS Small Cap Index VIP (Pinnacle V)	(175)	15,170	23,663	38,658	7,566	(9,324)	14,903	(460)	12,685	51,343	111,202	162,545	603	(806)	1,029	826
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,840	(2,351)	(12,595)	(6,106)	13,279	(13,156)	(61,506)	(2,104)	(63,487)	(69,593)	379,636	310,043	1,088	(1,224)	(5,071)	(5,207)
Pimco VIT All Asset (IQ Annuity)	4,822	4,386	(11,285)	(2,077)	—	(14,352)	2,697	(107)	(11,762)	(13,839)	174,495	160,656	—	(1,156)	220	(936)
Pimco VIT All Asset (Pinnacle)	1,884	(1,025)	(3,323)	(2,464)	—	(54)	(40,069)	(50)	(40,173)	(42,637)	90,309	47,672	—	(8)	(3,351)	(3,359)
Pimco VIT All Asset (AnnuiChoice II)	11,634	8,194	(22,616)	(2,788)	5,000	(126,655)	5,404	(112)	(116,363)	(119,151)	471,046	351,895	391	(9,884)	433	(9,060)
Pimco VIT All Asset (AnnuiChoice)	1,501	335	(2,728)	(892)	15,000	(44,306)	(1,024)	(32)	(30,362)	(31,254)	49,730	18,476	1,170	(3,534)	(79)	(2,443)
Pimco VIT All Asset (GrandMaster flex3)	6,308	2,434	(14,689)	(5,947)	—	(9,608)	(50,223)	(114)	(59,945)	(65,892)	261,065	195,173	—	(795)	(4,289)	(5,084)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT All Asset (Grandmaster)	$22,025	$(20,914)	$(49,125)	$(48,014)	$—	$(26,806)	$(833,457)	$(58)	$(860,321)	$(908,335)	$1,364,221	$455,886	—	(2,136)	(69,980)	(72,116)
Pimco VIT All Asset (Pinnacle IV)	42,385	(12,074)	(66,448)	(36,137)	—	(159,911)	(353,952)	(156)	(514,019)	(550,156)	1,840,479	1,290,323	—	(12,795)	(29,623)	(42,418)
Pimco VIT All Asset (Pinnacle Plus)	7,193	2,679	(14,310)	(4,438)	62	(41,642)	20,198	(247)	(21,629)	(26,067)	270,794	244,727	5	(3,449)	1,644	(1,800)
Pimco VIT All Asset (Pinnacle V)	15,663	(315)	(27,243)	(11,895)	11,650	(49,825)	(6,279)	(1,036)	(45,490)	(57,385)	549,642	492,257	943	(4,160)	(800)	(4,017)
Pimco VIT Commodity Real Return (Pinnacle)	205	(23,860)	(312)	(23,967)	45	(2,984)	(81,509)	(83)	(84,531)	(108,498)	233,711	125,213	6	(427)	(10,583)	(11,004)
Pimco VIT Commodity Real Return (Pinnacle IV)	1,423	(122,088)	69,954	(50,711)	120	(41,089)	(511,240)	(202)	(552,411)	(603,122)	724,398	121,276	17	(5,569)	(69,461)	(75,013)
Pimco VIT Commodity Real Return (Pinnacle V)	1,120	(80,201)	(104,632)	(183,713)	29,758	(51,835)	(132,441)	(2,301)	(156,819)	(340,532)	1,228,489	887,957	4,212	(7,566)	(18,859)	(22,213)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	62	(11,002)	(75,544)	(86,484)	25,914	(25,654)	82,548	(3,353)	79,455	(7,029)	497,417	490,388	3,644	(4,285)	11,965	11,324
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	639	(3,135)	(20,074)	(22,570)	5,289	(4,559)	(141)	(281)	308	(22,262)	151,051	128,789	793	(671)	97	219
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(12)	(5,323)	5,212	(123)	—	(538)	(37,580)	(5)	(38,123)	(38,246)	38,731	485	—	(72)	(4,793)	(4,865)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	463	(18,178)	(11,479)	(29,194)	124	(28,285)	(19,084)	(88)	(47,333)	(76,527)	231,263	154,736	17	(3,764)	(2,391)	(6,138)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(456)	(16,303)	(32,392)	(49,151)	1,107	(55,317)	26,563	(141)	(27,788)	(76,939)	319,907	242,968	144	(8,301)	4,142	(4,015)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	60	(7,313)	(2,443)	(9,696)	—	(459)	(33,521)	(48)	(34,028)	(43,724)	83,826	40,102	—	(70)	(4,650)	(4,720)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	342	(46,226)	7,546	(38,338)	62	(92,933)	(130,127)	(184)	(223,182)	(261,520)	414,340	152,820	9	(12,912)	(17,646)	(30,549)
Pimco VIT Low Duration (AnnuiChoice II)	220	163	(1,920)	(1,537)	—	(3,407)	2,823	(27)	(611)	(2,148)	111,534	109,386	—	(296)	244	(52)
Pimco VIT Low Duration (AnnuiChoice)	69	28	(340)	(243)	—	—	877	(10)	867	624	19,351	19,975	—	(1)	75	74
Pimco VIT Low Duration (GrandMaster flex3)	(171)	3,864	(7,041)	(3,348)	—	(67,937)	(28,125)	(96)	(96,158)	(99,506)	187,792	88,286	—	(5,940)	(2,520)	(8,460)
Pimco VIT Low Duration (Grandmaster)	(66)	51	(1,289)	(1,304)	—	(372)	74,053	(39)	73,642	72,338	66,924	139,262	—	(36)	6,419	6,383
Pimco VIT Low Duration (IQ Annuity)	(662)	1,730	(12,333)	(11,265)	3,747	(28,818)	(17)	(66)	(25,154)	(36,419)	685,843	649,424	331	(2,732)	224	(2,177)
Pimco VIT Low Duration (Pinnacle)	—	834	(1,366)	(532)	—	(16,699)	2,148	(38)	(14,589)	(15,121)	44,977	29,856	—	(1,438)	185	(1,253)
Pimco VIT Low Duration (Pinnacle IV)	(724)	3,330	(16,248)	(13,642)	640	(229,302)	197,086	(118)	(31,694)	(45,336)	766,827	721,491	55	(20,025)	17,122	(2,848)
Pimco VIT Low Duration (AdvantEdge)	(851)	2,670	(11,592)	(9,773)	1,000	(33,033)	(149,815)	(312)	(182,160)	(191,933)	524,548	332,615	87	(2,950)	(13,283)	(16,146)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	—	—	(8)	(8)	—	—	2,061	—	2,061	2,053	—	2,053	—	—	201	201
Pimco VIT Low Duration (Pinnacle Plus)	(1,441)	3,942	(11,330)	(8,829)	331	(100,238)	111,679	(351)	11,421	2,592	423,059	425,651	29	(8,861)	9,773	941
Pimco VIT Low Duration (Pinnacle V)	(2,219)	3,284	(18,549)	(17,484)	8,687	(121,748)	242,248	(300)	128,887	111,403	871,506	982,909	765	(10,755)	21,195	11,205
Pimco VIT Real Return (Pinnacle IV)	(1,463)	12,368	(94,310)	(83,405)	—	(191,365)	(144,988)	(183)	(336,536)	(419,941)	934,113	514,172	—	(15,533)	(12,068)	(27,601)
Pimco VIT Real Return (AdvantEdge)	(1,442)	(3,275)	(13,133)	(17,850)	3,200	(3,872)	(137,125)	(264)	(138,061)	(155,911)	206,017	50,106	251	(348)	(11,517)	(11,614)
Pimco VIT Real Return (AnnuiChoice II)	677	(1,354)	(24,972)	(25,649)	—	(63,388)	(26,503)	(172)	(90,063)	(115,712)	306,053	190,341	—	(4,995)	(2,110)	(7,105)
Pimco VIT Real Return (AnnuiChoice)	(944)	(2,178)	(30,138)	(33,260)	—	(310,538)	(1,988)	(365)	(312,891)	(346,151)	450,765	104,614	—	(24,985)	(151)	(25,136)
Pimco VIT Real Return (GrandMaster flex3)	(127)	1,567	(7,964)	(6,524)	—	(3,599)	(16,153)	(73)	(19,825)	(26,349)	68,762	42,413	—	(310)	(1,331)	(1,641)
Pimco VIT Real Return (Grandmaster)	(556)	746	(23,942)	(23,752)	1,500	(69,150)	(24,175)	(46)	(91,871)	(115,623)	241,353	125,730	120	(5,871)	(1,957)	(7,708)
Pimco VIT Real Return (IQ Annuity)	915	3,887	(33,124)	(28,322)	3,747	(9,784)	6,100	(19)	44	(28,278)	275,541	247,263	320	(756)	521	85
Pimco VIT Real Return (Pinnacle)	(482)	582	(18,292)	(18,192)	105	(61,067)	(33,419)	(92)	(94,473)	(112,665)	205,907	93,242	8	(4,999)	(2,784)	(7,775)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	87	(166)	(304)	(383)	34,561	(19,989)	(7,155)	(3)	7,414	7,031	—	7,031	—	—	690	690
Pimco VIT Real Return (Pinnacle Plus)	(6,575)	(37,629)	(30,235)	(74,439)	331	(112,669)	(1,441,207)	(242)	(1,553,787)	(1,628,226)	2,057,804	429,578	27	(9,357)	(113,013)	(122,343)
Pimco VIT Real Return (Pinnacle V)	(552)	30,380	(175,837)	(146,009)	50,476	(149,516)	(78,798)	(805)	(178,643)	(324,652)	1,475,189	1,150,537	3,927	(12,102)	(6,249)	(14,424)
Pimco VIT Total Return (Pinnacle V)	48,246	98,260	(458,818)	(312,312)	1,341,948	(693,465)	308,408	(31,050)	925,841	613,529	8,353,720	8,967,249	103,463	(55,898)	23,696	71,261
Pimco VIT Total Return (AdvantEdge)	25,688	50,253	(248,437)	(172,496)	714,319	(155,811)	479,003	(32,204)	1,005,307	832,811	4,559,004	5,391,815	55,694	(14,577)	37,080	78,197
Pimco VIT Total Return (AnnuiChoice II)	10,127	38,411	(75,628)	(27,090)	274,711	(549,148)	242,713	(4,617)	(36,341)	(63,431)	1,214,919	1,151,488	20,700	(40,776)	18,188	(1,888)
Pimco VIT Total Return (AnnuiChoice)	3,670	4,063	(18,617)	(10,884)	15,000	(112,045)	(15,837)	(353)	(113,235)	(124,119)	383,021	258,902	1,115	(8,559)	(1,186)	(8,630)
Pimco VIT Total Return (GrandMaster flex3)	3,136	11,550	(34,978)	(20,292)	—	(87,967)	3,692	(279)	(84,554)	(104,846)	663,800	558,954	—	(6,786)	364	(6,422)
Pimco VIT Total Return (Grandmaster)	7,551	14,540	(58,721)	(36,630)	2,700	(66,547)	(5,523)	(239)	(69,609)	(106,239)	1,063,240	957,001	206	(5,394)	(315)	(5,503)
Pimco VIT Total Return (IQ Annuity)	6,013	12,256	(54,480)	(36,211)	14,458	(105,011)	32,183	(362)	(58,732)	(94,943)	1,056,319	961,376	1,138	(8,404)	2,684	(4,582)
Pimco VIT Total Return (Pinnacle)	6,089	11,246	(46,692)	(29,357)	—	(59,050)	(110,892)	(91)	(170,033)	(199,390)	945,431	746,041	—	(4,570)	(8,536)	(13,106)
Pimco VIT Total Return (Pinnacle IV)	6,685	4,360	(54,178)	(43,133)	1,050	(229,036)	(205,362)	(338)	(433,686)	(476,819)	1,322,062	845,243	79	(17,456)	(16,079)	(33,456)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	450	(136)	(1,316)	(1,002)	36,629	(21,905)	82,152	(36)	96,840	95,838	13,096	108,934	—	—	9,163	9,163
Pimco VIT Total Return (Pinnacle Plus)	4,169	23,370	(83,634)	(56,095)	15,113	(209,421)	(1,185,559)	(859)	(1,380,726)	(1,436,821)	2,470,806	1,033,985	1,190	(16,525)	(91,950)	(107,285)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(25)	(351)	343	(33)	—	(60)	(3,833)	(1)	(3,894)	(3,927)	5,676	1,749	—	(9)	(574)	(583)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(313)	(1,977)	1,943	(347)	—	(5,219)	(1,970)	(9)	(7,198)	(7,545)	12,668	5,123	—	(796)	(332)	(1,128)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,235)	(6,975)	10,497	1,287	16,786	(9,979)	(15,830)	(432)	(9,455)	(8,168)	147,537	139,369	2,540	(1,586)	(2,377)	(1,423)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(2,160)	(1,601)	5,374	1,613	10,515	(5,710)	8,291	(610)	12,486	14,099	126,634	140,733	1,606	(972)	1,274	1,908
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(179)	(157)	670	334	2,100	(393)	1,364	(126)	2,945	3,279	14,991	18,270	315	(78)	206	443
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(71)	(48)	232	113	—	—	(118)	(2)	(120)	(7)	7,275	7,268	—	—	(17)	(17)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(1)	(4)	6	1	—	—	—	(7)	(7)	(6)	145	139	—	(1)	—	(1)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(158)	(23)	322	141	—	(100)	(5)	—	(105)	36	11,855	11,891	—	(15)	(1)	(16)

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	$(476)	$(6,855)	$7,380	$49	$—	$(13,669)	$(12,903)	$(11)	$(26,583)	$(26,534)	$51,900	$25,366	—	(2,049)	(1,959)	(4,008)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,327)	4,415	(2,073)	15	10,141	(33,804)	41,973	(766)	17,544	17,559	136,577	154,136	1,202	(4,035)	4,886	2,053
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,143)	99	1,575	531	2,139	(404)	(883)	(186)	666	1,197	99,162	100,359	245	(67)	(96)	82
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(1,613)	1,865	1,171	1,423	—	(104,150)	—	(207)	(104,357)	(102,934)	204,293	101,359	—	(11,955)	—	(11,955)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(293)	2,129	(1,716)	120	—	(18,558)	—	(20)	(18,578)	(18,458)	35,120	16,662	—	(2,188)	—	(2,188)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(1,350)	857	694	201	—	(29,215)	—	(43)	(29,258)	(29,057)	99,939	70,882	—	(3,433)	—	(3,433)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(1,095)	515	712	132	—	(2,072)	(484)	(57)	(2,613)	(2,481)	75,437	72,956	—	(252)	(56)	(308)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(2,176)	2,259	362	445	—	(16,546)	—	(8)	(16,554)	(16,109)	164,608	148,499	—	(1,939)	—	(1,939)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(910)	264	690	44	—	(11,092)	—	(25)	(11,117)	(11,073)	64,042	52,969	—	(1,299)	—	(1,299)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(3,251)	2,712	94	(445)	456	(31,009)	(34,176)	(78)	(64,807)	(65,252)	212,570	147,318	55	(3,708)	(4,114)	(7,767)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(3,537)	9,050	(7,181)	(1,668)	—	(27,142)	(6,281)	(332)	(33,755)	(35,423)	205,164	169,741	—	(3,209)	(949)	(4,158)
Guggenheim VT Long Short Equity (AdvantEdge)	(919)	(888)	10,603	8,796	10,141	(8,807)	30,051	(131)	31,254	40,050	37,386	77,436	1,078	(953)	3,320	3,445
Guggenheim VT Long Short Equity (AnnuiChoice II)	(523)	(227)	7,549	6,799	—	(1,036)	(102)	(119)	(1,257)	5,542	42,794	48,336	—	(122)	(10)	(132)
Guggenheim VT Long Short Equity (AnnuiChoice)	(4)	1	72	69	—	—	—	(1)	(1)	68	425	493	—	—	—	—
Guggenheim VT Long Short Equity (GrandMaster flex3)	(29)	3	295	269	—	—	—	(5)	(5)	264	1,731	1,995	—	(1)	—	(1)
Guggenheim VT Long Short Equity (Grandmaster)	(5)	30	36	61	—	(176)	(618)	(3)	(797)	(736)	736	—	—	(20)	(67)	(87)
Guggenheim VT Long Short Equity (Pinnacle)	(75)	71	817	813	—	—	351	(9)	342	1,155	4,963	6,118	—	(1)	39	38
Guggenheim VT Long Short Equity (Pinnacle IV)	(195)	279	1,842	1,926	—	(2,215)	3,229	(32)	982	2,908	12,666	15,574	—	(248)	339	91
Guggenheim VT Long Short Equity (Pinnacle Plus)	(804)	865	6,581	6,642	—	(838)	(16,450)	(12)	(17,300)	(10,658)	49,471	38,813	—	(97)	(1,807)	(1,904)
Guggenheim VT Long Short Equity (Pinnacle V)	(621)	4,170	1,986	5,535	1,000	(13,878)	(4,437)	(34)	(17,349)	(11,814)	40,994	29,180	106	(1,515)	(420)	(1,829)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	91	142	(983)	(750)	—	(725)	43	—	(682)	(1,432)	18,549	17,117	—	(28)	—	(28)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(124)	39	(1,630)	(1,715)	—	—	3,465	—	3,465	1,750	36,078	37,828	—	—	133	133
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	(1)	(4)	—	(5)	—	(9,468)	9,473	—	5	—	—	—	—	(379)	379	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(1,848)	794	(12,994)	(14,048)	184,822	(13,575)	30,935	—	202,182	188,134	197,220	385,354	7,446	(552)	1,248	8,142
iShares Barclays Intermediate Credit Bond ETF (Varoom)	14	233	(307)	(60)	—	—	(126)	—	(126)	(186)	186	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	7	34	(379)	(338)	—	—	1,783	—	1,783	1,445	10,716	12,161	—	—	67	67
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	111	—	(579)	(468)	21,655	(9,460)	9,466	—	21,661	21,193	—	21,193	816	(362)	362	816
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(456)	310	(4,918)	(5,064)	154,968	(3,058)	49,924	—	201,834	196,770	81,948	278,718	5,992	(119)	1,943	7,816
iShares Barclays TIPS Bond ETF (Varoom)	5	254	(442)	(183)	—	—	(141)	—	(141)	(324)	324	—	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(271)	40	(1,757)	(1,988)	—	—	3,105	—	3,105	1,117	16,867	17,984	—	—	115	115
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(103)	(2)	(1,202)	(1,307)	—	—	—	—	—	(1,307)	12,844	11,537	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(1,432)	(12)	(8,884)	(10,328)	21,101	(4,331)	16,330	—	33,100	22,772	67,806	90,578	825	(183)	676	1,318
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	357	444	(499)	302	—	(334)	(199)	—	(533)	(231)	6,875	6,644	—	(11)	—	(11)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,417	439	(571)	1,285	5,220	(1,530)	2,729	—	6,419	7,704	33,870	41,574	185	(53)	96	228
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	1,882	204	(1,052)	1,034	72,126	(9,638)	9,641	—	72,129	73,163	—	73,163	2,493	(329)	329	2,493
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	2,471	3,239	(3,101)	2,609	37,278	(1,536)	(845)	—	34,897	37,506	51,929	89,435	1,326	(54)	(24)	1,248
iShares S&P 500 Growth Index ETF (Varoom)	(29)	700	6,596	7,267	—	—	(355)	—	(355)	6,912	22,629	29,541	—	—	—	—
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(1,134)	5,216	33,995	38,077	5,900	(2,705)	(13,657)	—	(10,462)	27,615	129,508	157,123	195	(84)	(411)	(300)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(89)	395	2,045	2,351	—	—	(1,342)	—	(1,342)	1,009	8,443	9,452	—	—	(41)	(41)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(44)	55	5,938	5,949	24,009	—	—	—	24,009	29,958	—	29,958	819	—	—	819
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(1,425)	2,557	73,024	74,156	433,908	(1,014)	113,689	—	546,583	620,739	43,642	664,381	13,357	(30)	3,521	16,848
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(41)	93	1,639	1,691	13,156	—	(498)	—	12,658	14,349	—	14,349	414	—	(15)	399
iShares Core S&P 500 Index ETF (Varoom)	456	613	13,302	14,371	—	(35,814)	36,303	—	489	14,860	44,097	58,957	—	(1,197)	1,154	(43)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(4,078)	39,302	223,463	258,687	20,299	(20,943)	(134,403)	—	(135,047)	123,640	934,723	1,058,363	657	(648)	(4,248)	(4,239)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(260)	3,071	7,647	10,458	—	(4,670)	(5,667)	—	(10,337)	121	38,943	39,064	—	(138)	(176)	(314)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	281	2,532	23,397	26,210	61,120	(249,282)	318,425	—	130,263	156,473	22,117	178,590	1,875	(7,133)	9,273	4,015
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(45,286)	207,365	1,714,802	1,876,881	6,122,941	(205,304)	(181,478)	—	5,736,159	7,613,040	4,141,369	11,754,409	185,602	(6,112)	(5,741)	173,749
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(1,712)	17,098	76,521	91,907	384,427	(4,379)	(22,279)	—	357,769	449,676	164,608	614,284	11,780	(126)	(691)	10,963
iShares S&P 500 Value Index ETF (Varoom)	3	808	(364)	447	—	—	(714)	—	(714)	(267)	267	—	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(74)	1,167	10,064	11,157	—	—	(4,621)	—	(4,621)	6,536	41,190	47,726	—	—	(145)	(145)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(36)	493	1,800	2,257	—	—	(1,584)	—	(1,584)	673	8,665	9,338	—	—	(50)	(50)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	173	825	4,177	5,175	9,567	(4,825)	29,366	—	34,108	39,283	—	39,283	280	(133)	890	1,037
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(598)	8,797	40,675	48,874	35,694	(17,050)	13,813	—	32,457	81,331	155,447	236,778	1,097	(468)	372	1,001
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(298)	3,132	11,643	14,477	13,993	(1,242)	(3,893)	—	8,858	23,335	47,036	70,371	420	(36)	(111)	273
iShares Core S&P MidCap Index ETF (Varoom)	(91)	659	8,283	8,851	—	(8,616)	8,106	—	(510)	8,341	26,966	35,307	—	(295)	295	—

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	$(2,894)	$11,484	$70,557	$79,147	$6,550	$(5,911)	$(46,922)	$—	$(46,283)	$32,864	$281,441	$314,305	216	(186)	(1,517)	(1,487)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,076)	4,715	20,614	24,253	10,441	(3,108)	(13,705)	—	(6,372)	17,881	79,018	96,899	358	(93)	(435)	(170)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(113)	2,011	5,854	7,752	22,096	(72,147)	95,383	—	45,332	53,084	4,057	57,141	663	(2,033)	2,745	1,375
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(25,800)	58,119	465,457	497,776	1,648,717	(55,763)	(49,039)	—	1,543,915	2,041,691	1,105,426	3,147,117	49,244	(1,627)	(1,704)	45,913
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(1,437)	8,701	21,462	28,726	117,384	(3,436)	(2,641)	—	111,307	140,033	44,775	184,808	3,591	(98)	(73)	3,420
iShares Core S&P Small Cap Index ETF (Varoom)	(139)	793	7,421	8,075	—	(4,293)	3,710	—	(583)	7,492	19,332	26,824	—	(147)	147	—
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,886)	9,612	41,239	48,965	3,275	(2,981)	(32,909)	—	(32,615)	16,350	141,267	157,617	107	(91)	(1,017)	(1,001)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(651)	2,456	12,835	14,640	5,220	—	(9,060)	—	(3,840)	10,800	37,518	48,318	180	—	(274)	(94)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(127)	329	5,864	6,066	15,053	(31,698)	43,322	—	26,677	32,743	2,022	34,765	441	(853)	1,207	795
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(18,099)	40,417	298,395	320,713	825,148	(28,051)	(92,028)	—	705,069	1,025,782	555,639	1,581,421	24,056	(793)	(2,749)	20,514
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(1,084)	6,368	17,985	23,269	84,754	(3,456)	(2,735)	—	78,563	101,832	23,024	124,856	2,544	(94)	(91)	2,359
iShares S&P Citigroup International Treasury Bond (Varoom)	(5)	33	(506)	(478)	—	(4,245)	4,333	—	88	(390)	12,704	12,314	—	(160)	160	—
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(829)	263	(3,908)	(4,474)	3,275	(2,945)	18,860	—	19,190	14,716	138,506	153,222	129	(117)	753	765
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(68)	100	(379)	(347)	—	(3,019)	1,215	—	(1,804)	(2,151)	9,392	7,241	—	(120)	48	(72)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	6	(20)	40	26	7,043	(30,244)	29,709	—	6,508	6,534	1,990	8,524	274	(1,174)	1,156	256
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(8,270)	2,418	(4,693)	(10,545)	823,123	(26,646)	197,215	—	993,692	983,147	542,812	1,525,959	32,682	(1,052)	7,843	39,473
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(30)	(2)	31	(1)	2,492	—	126	—	2,618	2,617	—	2,617	99	—	5	104
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	29	785	1,340	2,154	—	(378)	(414)	—	(792)	1,362	6,873	8,235	—	(12)	—	(12)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,591)	9,666	55,118	63,193	20,881	(3,099)	(30,593)	—	(12,811)	50,382	239,469	289,851	704	(93)	(960)	(349)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	225	4,068	14,794	19,087	105,143	(19,546)	19,495	—	105,092	124,179	6,669	130,848	3,495	(579)	577	3,493
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(2,466)	19,562	69,925	87,021	289,475	(15,622)	(32,655)	—	241,198	328,219	222,012	550,231	9,341	(476)	(997)	7,868
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	198	(239)	(1,722)	(1,763)	—	—	179	—	179	(1,584)	24,098	22,514	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	90	(60)	(4,802)	(4,772)	5,220	—	6,905	—	12,125	7,353	64,221	71,574	223	—	325	548
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	930	66	(1,474)	(478)	75,107	—	—	—	75,107	74,629	7,152	81,781	2,869	—	—	2,869
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	573	298	(685)	186	62,969	(1,586)	5,568	—	66,951	67,137	22,243	89,380	2,507	(60)	228	2,675
Vanguard Tax-Managed International ETF (Varoom)	223	222	3,234	3,679	—	(4,295)	3,980	—	(315)	3,364	17,743	21,107	—	(166)	166	—
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	618	1,930	23,854	26,402	3,275	(2,956)	(13,575)	—	(13,256)	13,146	143,562	156,708	126	(110)	(504)	(488)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	8	361	934	1,303	—	(1,542)	(760)	—	(2,302)	(999)	7,672	6,673	—	(55)	(28)	(83)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	40	189	523	752	7,043	(30,359)	28,238	—	4,922	5,674	2,070	7,744	227	(947)	874	154
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	3,640	23,231	162,925	189,796	823,145	(27,536)	18,214	—	813,823	1,003,619	562,968	1,566,587	26,888	(876)	632	26,644
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	126	351	3,453	3,930	31,353	—	1,592	—	32,945	36,875	3,848	40,723	1,029	—	50	1,079
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	402	308	(1,551)	(841)	—	(769)	(17)	—	(786)	(1,627)	19,818	18,191	—	(27)	—	(27)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	370	64	(1,752)	(1,318)	—	—	2,472	—	2,472	1,154	27,619	28,773	—	—	88	88
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	428	(3)	(1,164)	(739)	—	—	24,547	—	24,547	23,808	—	23,808	—	—	897	897
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	93	7	(556)	(456)	2,045	(2,164)	1,244	—	1,125	669	7,856	8,525	75	(82)	47	40
Vanguard Large-Cap Index ETF (Varoom)	26	832	1,624	2,482	—	(390)	(420)	—	(810)	1,672	6,997	8,669	—	(12)	—	(12)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(864)	5,564	29,324	34,024	15,661	(3,112)	(15,034)	—	(2,485)	31,539	108,709	140,248	535	(92)	(467)	(24)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	35	1,129	536	1,700	12,668	(19,565)	19,561	—	12,664	14,364	—	14,364	385	(550)	549	384
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(1,170)	11,565	31,301	41,696	107,248	(9,407)	(22,586)	—	75,255	116,951	99,338	216,289	3,309	(275)	(647)	2,387
Vanguard Mega Cap Index ETF (Varoom)	91	1,356	5,641	7,088	—	(1,129)	(413)	—	(1,542)	5,546	22,219	27,765	—	(31)	—	(31)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(67)	456	2,756	3,145	—	—	(1,543)	—	(1,543)	1,602	11,332	12,934	—	—	(47)	(47)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(232)	998	8,768	9,534	13,730	(848)	(3,833)	—	9,049	18,583	29,399	47,982	413	(24)	(116)	273
Vanguard REIT Index ETF (Varoom)	19	880	(652)	247	—	—	(726)	—	(726)	(479)	479	—	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)	606	866	(1,590)	(118)	5,220	—	1,467	—	6,687	6,569	34,003	40,572	162	—	52	214
Vanguard REIT Index ETF (Varoom GLWB 3)	372	135	(724)	(217)	10,827	—	1,447	—	12,274	12,057	6,364	18,421	349	—	44	393
Vanguard REIT Index ETF (Varoom GLWB 5)	1,954	1,524	(9,488)	(6,010)	90,784	(242)	13,748	—	104,290	98,280	37,890	136,170	2,826	(8)	460	3,278
Vanguard Total Bond Market Index ETF (Varoom)	179	202	(1,204)	(823)	—	(29,519)	29,554	—	35	(788)	19,494	18,706	—	(1,093)	1,093	—
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	3,403	5,474	(54,736)	(45,859)	22,924	(20,512)	141,963	—	144,375	98,516	964,220	1,062,736	864	(792)	5,464	5,536
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	590	921	(19,797)	(18,286)	36,542	(10,617)	56,145	—	82,070	63,784	334,746	398,530	1,382	(410)	2,151	3,123
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	1,238	(432)	(7,718)	(6,912)	121,427	(223,232)	305,479	—	203,674	196,762	13,852	210,614	4,760	(8,978)	12,231	8,013
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	28,484	7,938	(321,109)	(284,687)	5,757,770	(186,734)	1,547,981	—	7,119,017	6,834,330	3,767,173	10,601,503	233,009	(7,561)	63,219	288,667
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(37)	1,147	(21,340)	(20,230)	363,834	(10,730)	54,865	—	407,969	387,739	246,507	634,246	14,744	(437)	2,224	16,531
Vanguard VI Money Market (Varoom GLWB 3)	(453)	—	—	(453)	—	—	—	—	—	(453)	25,141	24,688	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(68)	—	—	(68)	—	(1,520)	1,292	—	(228)	(296)	2,126	1,830	—	(159)	134	(25)
Vanguard Short Term Bond ETF (Varoom)	(7)	27	(46)	(26)	—	—	(2,234)	—	(2,234)	(2,260)	2,260	—	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(188)	(4)	(974)	(1,166)	72,126	—	—	—	72,126	70,960	—	70,960	2,892	—	—	2,892
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(243)	4	(252)	(491)	—	—	1,545	—	1,545	1,054	18,127	19,181	—	—	63	63

See accompanying notes.

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$763	$(2,182)	$29,135	$27,716		$19,000	$(2,254)	$(297)	$(2,789)	$13,660	$41,376	$245,358	$286,734	1,883	(484)	(14)	1,385
Touchstone Aggressive ETF (AnnuiChoice ®)	779	(7,587)	41,716	34,908		100	(56,280)	(135,860)	(170)	(192,210)	(157,302)	374,514	217,212	8	(4,699)	(10,701)	(15,392)
Touchstone Aggressive ETF (AnnuiChoice II)	1,777	89,614	(32,737)	58,654		750	(154,187)	(144,185)	(545)	(298,167)	(239,513)	661,596	422,083	50	(10,694)	(9,556)	(20,200)
Touchstone Aggressive ETF (GrandMaster flex3)	533	(7,188)	54,783	48,128		3,000	(79,934)	437	(305)	(76,802)	(28,674)	465,550	436,876	252	(6,651)	35	(6,364)
Touchstone Aggressive ETF (Grandmaster)	(29)	22,498	10,704	33,173		2,200	(131,540)	(43,060)	(134)	(172,534)	(139,361)	342,081	202,720	182	(11,081)	(3,121)	(14,020)
Touchstone Aggressive ETF (IQ Annuity)	1,345	10,280	38,878	50,503		5,920	(56,450)	1,854	(392)	(49,068)	1,435	463,295	464,730	488	(4,571)	151	(3,932)
Touchstone Aggressive ETF (Pinnacle)	(142)	14,350	2,722	16,930		800	(16,427)	(68,155)	(173)	(83,955)	(67,025)	172,673	105,648	64	(1,364)	(5,515)	(6,815)
Touchstone Aggressive ETF (Pinnacle IV)	2,395	115,515	18,719	136,629		6,208	(318,717)	(44,261)	(586)	(357,356)	(220,727)	1,386,731	1,166,004	504	(27,180)	(3,045)	(29,721)
Touchstone Aggressive ETF (Pinnacle Plus)	292	6,884	8,890	16,066		—	(17,433)	23,892	(249)	6,210	22,276	145,986	168,262	—	(1,497)	2,037	540
Touchstone Aggressive ETF (Pinnacle V)	382	44,262	13,927	58,571		15,822	(39,526)	(96,417)	(5,416)	(125,537)	(66,966)	572,036	505,070	1,093	(3,039)	(6,469)	(8,415)
Touchstone Baron Small Cap Growth (Pinnacle) (Restated)	(21,992)	345,640	(64,110)	259,538		13,924	(107,909)	(20,428)	(284)	(114,697)	144,841	1,537,546	1,682,387	383	(2,861)	(585)	(3,063)
Touchstone Baron Small Cap Growth (Pinnacle IV) (Restated)	(23,638)	443,380	(169,385)	250,357		23,328	(364,121)	(12,918)	(853)	(354,564)	(104,207)	1,642,745	1,538,538	1,039	(17,069)	(547)	(16,577)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)* (Restated)	(145)	2,536	(820)	1,571		—	(10,407)	22,070	(18)	11,645	13,216	—	13,216	—	—	323	323
Touchstone Baron Small Cap Growth (Pinnacle V) (Restated)	(25,449)	409,690	(124,206)	260,035		138,317	(295,564)	171,471	(1,821)	12,403	272,438	1,324,645	1,597,083	12,016	(24,845)	16,325	3,496
Touchstone Baron Small Cap Growth (AdvantEdge) (Restated)	(8,686)	130,374	(36,523)	85,165		23,515	(52,522)	(7,785)	(1,640)	(38,432)	46,733	507,985	554,718	1,858	(4,352)	(516)	(3,010)
Touchstone Baron Small Cap Growth (AnnuiChoice II) (Restated)	(12,286)	442,347	(228,835)	201,226		—	(340,126)	(307,531)	(665)	(648,322)	(447,096)	1,413,376	966,280	4	(23,582)	(23,290)	(46,868)
Touchstone Baron Small Cap Growth (AnnuiChoice) (Restated)	(5,734)	180,249	(81,757)	92,758		3,400	(419,996)	190,792	(133)	(225,937)	(133,179)	504,751	371,572	155	(18,558)	9,128	(9,275)
Touchstone Baron Small Cap Growth (GrandMaster flex3) (Restated)	(6,951)	56,996	16,555	66,600		90	(161,729)	(100,200)	(225)	(262,064)	(195,464)	564,517	369,053	5	(8,283)	(5,213)	(13,491)
Touchstone Baron Small Cap Growth (Grandmaster) (Restated)	(1,842)	41,022	(11,995)	27,185		—	(17,738)	(126,662)	(79)	(144,479)	(117,294)	216,943	99,649	—	(994)	(7,163)	(8,157)
Touchstone Baron Small Cap Growth (IQ Annuity) (Restated)	(16,752)	169,005	34,632	186,885		2,527	(87,417)	(72,978)	(330)	(158,198)	28,687	1,137,384	1,166,071	122	(4,142)	(3,542)	(7,562)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	—	(13)	—	(13)		13,469	(13,456)	—	—	13	—	—	—	1,020	(1,020)	—	—
Touchstone Baron Small Cap Growth (Pinnacle Plus) (Restated)	(9,372)	135,198	(40,282)	85,544		—	(92,626)	(144,007)	(713)	(237,346)	(151,802)	635,040	483,238	—	(4,529)	(7,412)	(11,941)
Touchstone Conservative ETF (AdvantEdge) (Restated)	114	2,003	2,456	4,573		—	(200)	2,682	(818)	1,664	6,237	90,772	97,009	—	(90)	236	146
Touchstone Conservative ETF (AnnuiChoice II) (Restated)	1,474	47,907	(21,573)	27,808		750	(20,068)	(159,826)	(2,891)	(182,035)	(154,227)	547,415	393,188	59	(1,789)	(12,343)	(14,073)
Touchstone Conservative ETF (AnnuiChoice) (Restated)	66	2,774	(1,278)	1,562		—	(15,951)	1,211	(17)	(14,757)	(13,195)	26,563	13,368	—	(1,187)	96	(1,091)
Touchstone Conservative ETF (GrandMaster flex3) (Restated)	941	28,522	9,667	39,130		—	(56,560)	(14,981)	(140)	(71,681)	(32,551)	808,372	775,821	—	(4,502)	(1,212)	(5,714)
Touchstone Conservative ETF (Grandmaster) (Restated)	1,095	5,429	4,778	11,302		—	(6,505)	30,095	(52)	23,538	34,840	209,629	244,469	—	(548)	2,362	1,814
Touchstone Conservative ETF (IQ Annuity) (Restated)	3,595	44,022	49,110	96,727		3,400	(198,965)	66,579	(1,019)	(130,005)	(33,278)	1,902,385	1,869,107	266	(15,638)	5,213	(10,159)
Touchstone Conservative ETF (Pinnacle) (Restated)	2,400	11,297	8,381	22,078		—	(33,726)	108,616	(114)	74,776	96,854	400,190	497,044	—	(2,627)	8,409	5,782
Touchstone Conservative ETF (Pinnacle IV) (Restated)	4,500	151,971	(880)	155,591		200	(408,832)	(46,873)	(580)	(456,085)	(300,494)	3,211,281	2,910,787	16	(32,237)	(3,745)	(35,966)
Touchstone Conservative ETF (Pinnacle Plus) (Restated)	1,420	47,584	41,401	90,405		63,851	(56,275)	(39,743)	(853)	(33,020)	57,385	1,879,434	1,936,819	5,022	(4,598)	(3,215)	(2,791)
Touchstone Conservative ETF Fund (Pinnacle V) (Restated)	9,892	116,326	38,017	164,235		32,751	(202,802)	572,703	(13,726)	388,926	553,161	3,127,990	3,681,151	2,615	(16,986)	44,933	30,562
Touchstone Core Bond (AdvantEdge) (Restated)	3,200	6,548	(2,885)	6,863		4,508	—	25,277	(1,998)	27,787	34,650	175,692	210,342	367	(160)	2,034	2,241
Touchstone Core Bond (AnnuiChoice II) (Restated)	1,467	7,550	(5,094)	3,923		—	(19,822)	(20,063)	(231)	(40,116)	(36,193)	120,144	83,951	—	(1,494)	(1,517)	(3,011)
Touchstone Core Bond (AnnuiChoice) (Restated)	3,341	46,280	(27,941)	21,680		—	(272,734)	(58,238)	(847)	(331,819)	(310,139)	582,665	272,526	—	(17,307)	(3,759)	(21,066)
Touchstone Core Bond (GrandMaster flex3) (Restated)	2,609	19,963	(14,881)	7,691		36,358	(64,218)	(91,754)	(191)	(119,805)	(112,114)	304,328	192,214	2,533	(4,491)	(6,531)	(8,489)
Touchstone Core Bond (Grandmaster) (Restated)	2,673	79,160	(51,377)	30,456		4,100	(429,069)	(14,196)	(121)	(439,286)	(408,830)	815,236	406,406	292	(31,784)	136	(31,356)
Touchstone Core Bond (IQ Annuity) (Restated)	2,425	7,773	(4,815)	5,383		—	(9,304)	2,733	(273)	(6,844)	(1,461)	151,933	150,472	—	(649)	175	(474)
Touchstone Core Bond (Pinnacle) (Restated)	2,035	14,857	(8,494)	8,398		—	(41,029)	(116,826)	(239)	(158,094)	(149,696)	313,681	163,985	—	(2,836)	(8,029)	(10,865)
Touchstone Core Bond (Pinnacle IV) (Restated)	19,352	125,057	(81,254)	63,155		—	(342,045)	(204,808)	(332)	(547,185)	(484,030)	1,916,538	1,432,508	—	(23,537)	(14,199)	(37,736)
Touchstone Core Bond (Pinnacle II Reduced M&E)* (Restated)	214	310	(229)	295		—	(716)	10,693	—	9,977	10,272	—	10,272	—	—	688	688
Touchstone Core Bond (Pinnacle Plus) (Restated)	5,579	18,071	(6,615)	17,035		—	(75,286)	(97,258)	(266)	(172,810)	(155,775)	589,807	434,032	—	(5,689)	(7,396)	(13,085)
Touchstone Core Bond (PinnacleV) (Restated)	18,538	76,456	(53,465)	41,529		26,346	(72,408)	63,063	(4,277)	12,724	54,253	1,136,602	1,190,855	2,042	(5,948)	4,891	985
Touchstone Enhanced ETF (AdvantEdge)	(1,422)	(6,989)	28,805	20,394		2,250	(3,700)	(713)	(1,823)	(3,986)	16,408	165,598	182,006	234	(584)	(31)	(381)
Touchstone Enhanced ETF (AnnuiChoice II)	(613)	4,808	15,887	20,082		1,830	(3,044)	(11,053)	(483)	(12,750)	7,332	159,764	167,096	130	(248)	(761)	(879)
Touchstone Enhanced ETF (AnnuiChoice)	(855)	1,902	52,629	53,676		—	(682)	(1,500)	(349)	(2,531)	51,145	415,606	466,751	—	(87)	(130)	(217)
Touchstone Enhanced ETF (GrandMaster flex3)	(6,732)	22,919	81,273	97,460		5,180	(153,885)	168	(467)	(149,004)	(51,544)	863,891	812,347	450	(13,565)	13	(13,102)
Touchstone Enhanced ETF (Grandmaster)	(786)	5,246	21,602	26,062		—	(15,401)	61,957	(95)	46,461	72,523	191,643	264,166	—	(1,316)	5,265	3,949
Touchstone Enhanced ETF (IQ Annuity)	(3,505)	(64,896)	124,282	55,881		1,500	(84,670)	—	(226)	(83,396)	(27,515)	460,423	432,908	129	(7,101)	—	(6,972)
Touchstone Enhanced ETF (Pinnacle)	(3,741)	14,665	66,556	77,480		—	(41,882)	673	(116)	(41,325)	36,155	626,377	662,532	—	(3,527)	60	(3,467)
Touchstone Enhanced ETF (Pinnacle IV)	(7,427)	79,609	41,767	113,949		16,412	(295,626)	18,849	(327)	(260,692)	(146,743)	1,031,542	884,799	1,395	(26,266)	2,255	(22,616)
Touchstone Enhanced ETF (Pinnacle Plus)	(2,770)	2,831	36,428	36,489		—	(4,533)	7,034	(485)	2,016	38,505	295,960	334,465	—	(440)	641	201
Touchstone Enhanced ETF (Pinnacle V)	(2,711)	6,959	37,527	41,775		—	(20,093)	14,585	(159)	(5,667)	36,108	338,053	374,161	—	(1,455)	1,074	(381)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	54	6,312	16,738	23,104		—	(15,617)	—	(657)	(16,274)	6,830	222,509	229,339	—	(1,103)	—	(1,103)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle IV)	$(1,342)	$12,120	$40,482	$51,260	$—	$(27,960)	$—	$(120)	$(28,080)	$23,180	$505,940	$529,120	—	(1,914)	—	(1,914)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(1,594)	3,568	48,756	50,730	—	—	—	(90)	(90)	50,640	499,468	550,108	—	(6)	—	(6)
Touchstone GMAB Conservative ETF (Pinnacle IV) (Restated)	(511)	4,352	2,116	5,957	—	(9,809)	—	(67)	(9,876)	(3,919)	133,877	129,958	—	(789)	—	(789)
Touchstone GMAB Conservative ETF (Pinnacle V) (Restated)	(2,132)	13,210	7,250	18,328	—	(27,248)	—	(60)	(27,308)	(8,980)	420,121	411,141	—	(2,187)	—	(2,187)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(2,893)	56,982	152,027	206,116	—	(170,841)	—	(120)	(170,961)	35,155	2,756,841	2,791,996	—	(12,622)	—	(12,622)
Touchstone GMAB Moderate ETF(Pinnacle V)	(3,818)	17,951	133,166	147,299	—	(24,289)	—	(120)	(24,409)	122,890	1,949,656	2,072,546	—	(1,770)	—	(1,770)
Touchstone High Yield (AdvantEdge)	1,659	20	1,593	3,272	—	(1,431)	—	—	(1,431)	1,841	28,864	30,705	—	(106)	—	(106)
Touchstone High Yield (AnnuiChoice II)	1,302	29	(21)	1,310	—	(51)	11,289	(33)	11,205	12,515	8,138	20,653	—	(6)	775	769
Touchstone High Yield (AnnuiChoice)	12,614	17,164	(802)	28,976	—	(69,543)	—	(462)	(70,005)	(41,029)	256,860	215,831	—	(3,416)	—	(3,416)
Touchstone High Yield (GrandMaster flex3)	10,821	6,144	4,830	21,795	—	(22,742)	1,353	(136)	(21,525)	270	198,970	199,240	—	(1,238)	70	(1,168)
Touchstone High Yield (Grandmaster)	6,661	11,452	(2,976)	15,137	—	(26,152)	(10,931)	(44)	(37,127)	(21,990)	143,637	121,647	—	(1,700)	(689)	(2,389)
Touchstone High Yield (IQ Annuity)	13,096	17,916	(5,990)	25,022	—	(72,526)	2,305	(268)	(70,489)	(45,467)	279,786	234,319	—	(3,913)	110	(3,803)
Touchstone High Yield (Pinnacle)	33,719	7,722	44,311	85,752	4,683	(311,217)	(34,084)	(379)	(340,997)	(255,245)	882,442	627,197	240	(16,698)	(1,785)	(18,243)
Touchstone High Yield (Pinnacle IV)	111,661	148,199	(10,782)	249,078	16,442	(577,929)	58,084	(665)	(504,068)	(254,990)	2,340,086	2,085,096	894	(31,338)	3,269	(27,175)
Touchstone High Yield (Pinnacle II Reduced M&E)*	281	13	53	347	—	(240)	4,526	—	4,286	4,633	—	4,633	—	—	234	234
Touchstone High Yield (Pinnacle Plus Reduced M&E)	—	—	—	—	12,863	(12,864)	—	—	(1)	(1)	1	—	1,119	(1,119)	—	—
Touchstone High Yield (Pinnacle Plus)	25,103	1,826	27,045	53,974	300	(77,535)	74,685	(538)	(3,088)	50,886	431,705	482,591	18	(4,778)	4,822	62
Touchstone High Yield (PinnacleV)	31,378	6,749	20,091	58,218	22,660	(27,467)	42,187	(499)	36,881	95,099	468,166	563,265	1,811	(2,174)	3,361	2,998
Touchstone Large Cap Core Equity (AdvantEdge)	159	523	5,607	6,289	9,140	(23)	7,091	(502)	15,706	21,995	56,055	78,050	901	(51)	701	1,551
Touchstone Large Cap Core Equity (AnnuiChoice II)	198	2,509	3,846	6,553	—	(9,896)	18,957	(267)	8,794	15,347	47,684	63,031	—	(901)	1,811	910
Touchstone Large Cap Core Equity (AnnuiChoice)	138	2,653	2,876	5,667	—	(15,369)	(4,326)	(74)	(19,769)	(14,102)	55,154	41,052	—	(1,232)	(340)	(1,572)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(58)	4,835	1,793	6,570	—	(12,565)	3,254	(69)	(9,380)	(2,810)	63,890	61,080	—	(960)	250	(710)
Touchstone Large Cap Core Equity (Grandmaster)	(2,897)	36,316	20,781	54,200	—	(391,470)	(4,238)	(25)	(395,733)	(341,533)	524,112	182,579	—	(31,723)	682	(31,041)
Touchstone Large Cap Core Equity (IQ Annuity)	(83)	(5,329)	41,054	35,642	2,380	(85,130)	(2,646)	(203)	(85,599)	(49,957)	358,160	308,203	191	(6,900)	(226)	(6,935)
Touchstone Large Cap Core Equity (Pinnacle)	2,251	39,054	116,606	157,911	15,798	(144,198)	(116,375)	(632)	(245,407)	(87,496)	1,561,554	1,474,058	1,218	(11,170)	(8,981)	(18,933)
Touchstone Large Cap Core Equity (Pinnacle IV)	(1,510)	176,055	(48,216)	126,329	6,905	(247,132)	(178,954)	(461)	(419,642)	(293,313)	1,268,401	975,088	524	(19,102)	(13,722)	(32,300)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)*	216	(23)	296	489	—	(9,654)	46,818	(31)	37,133	37,622	—	37,622	—	—	2,817	2,817
Touchstone Large Cap Core Equity (Pinnacle Plus)	(500)	8,284	23,947	31,731	—	(20,372)	(13,251)	(332)	(33,955)	(2,224)	321,793	319,569	—	(1,556)	(1,029)	(2,585)
Touchstone Large Cap Core Equity (PinnacleV)	(807)	56,812	4,391	60,396	22,953	(303,700)	2,798	(1,080)	(279,029)	(218,633)	630,192	411,559	2,594	(34,022)	332	(31,096)
Touchstone Mid Cap Growth (AdvantEdge)	(259)	287	2,554	2,582	—	(700)	33,698	(38)	32,960	35,542	7,701	43,243	—	(70)	3,222	3,152
Touchstone Mid Cap Growth (AnnuiChoice II)	(1,356)	(2,552)	23,755	19,847	—	(904)	(5,700)	(488)	(7,092)	12,755	110,765	123,520	—	(116)	(506)	(622)
Touchstone Mid Cap Growth (AnnuiChoice)	(1,091)	(4,122)	25,958	20,745	—	(34,350)	(18)	(59)	(34,427)	(13,682)	117,909	104,227	—	(1,785)	(1)	(1,786)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,350)	(47,250)	94,642	44,042	225	(55,020)	(18,507)	(102)	(73,404)	(29,362)	255,716	226,354	12	(2,997)	(977)	(3,962)
Touchstone Mid Cap Growth (Grandmaster)	(1,346)	19,785	(210)	18,229	2,146	(8,501)	(124,668)	(68)	(131,091)	(112,862)	217,179	104,317	141	(564)	(9,109)	(9,532)
Touchstone Mid Cap Growth (IQ Annuity)	(3,732)	(10,204)	54,536	40,600	—	(13,715)	(3,070)	(165)	(16,950)	23,650	229,635	253,285	—	(716)	(173)	(889)
Touchstone Mid Cap Growth (Pinnacle)	(4,495)	40,980	10,899	47,384	—	(43,663)	20,573	(140)	(23,230)	24,154	278,919	303,073	—	(2,437)	972	(1,465)
Touchstone Mid Cap Growth (Pinnacle IV)	(16,561)	246,850	(34,069)	196,220	12,234	(485,470)	75,108	(548)	(398,676)	(202,456)	1,164,147	961,691	710	(28,200)	4,696	(22,794)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(279)	(6)	935	650	2,362	—	33,935	(54)	36,243	36,893	—	36,893	—	(5)	3,282	3,277
Touchstone Mid Cap Growth (Pinnacle Plus)	(23,750)	101,838	177,569	255,657	406	(99,987)	963,802	(1,246)	862,975	1,118,632	655,677	1,774,309	23	(5,637)	59,710	54,096
Touchstone Mid Cap Growth (PinnacleV)	(2,641)	40,639	(1,969)	36,029	12,288	(107,403)	(775)	(124)	(96,014)	(59,985)	230,991	171,006	1,306	(11,051)	(220)	(9,965)
Touchstone Moderate ETF (AdvantEdge)	5,953	7,259	50,791	64,003	147,738	(723)	3,543	(8,707)	141,851	205,854	762,808	968,662	13,271	(861)	379	12,789
Touchstone Moderate ETF (AnnuiChoice II)	6,821	19,313	41,065	67,199	9,204	(13,266)	(55,129)	(2,590)	(61,781)	5,418	815,445	820,863	825	(1,444)	(5,180)	(5,799)
Touchstone Moderate ETF (AnnuiChoice)	3,066	40,666	(2,614)	41,118	—	(103,507)	(46,443)	(169)	(150,119)	(109,001)	500,625	391,624	—	(7,848)	(3,600)	(11,448)
Touchstone Moderate ETF (GrandMaster flex3)	1,921	930	85,719	88,570	4,800	(286,600)	(61,228)	(613)	(343,641)	(255,071)	1,253,930	998,859	386	(23,528)	(4,861)	(28,003)
Touchstone Moderate ETF (Grandmaster)	915	1,521	8,925	11,361	240	(1,522)	1,831	(19)	530	11,891	132,778	144,669	19	(123)	156	52
Touchstone Moderate ETF (IQ Annuity)	5,931	19,437	103,770	129,138	1,000	(222,049)	(5,809)	(1,180)	(228,038)	(98,900)	1,592,095	1,493,195	80	(17,545)	(495)	(17,960)
Touchstone Moderate ETF (Pinnacle)	3,566	6,234	39,598	49,398	—	(26,284)	(47,797)	(198)	(74,279)	(24,881)	625,540	600,659	—	(2,091)	(3,887)	(5,978)
Touchstone Moderate ETF (Pinnacle IV)	13,556	72,229	286,216	372,001	15,500	(1,189,860)	(15,166)	(827)	(1,190,353)	(818,352)	4,913,368	4,095,016	1,211	(95,772)	(645)	(95,206)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)*	127	11	269	407	—	(1,019)	13,202	—	12,183	12,590	—	12,590	—	—	966	966
Touchstone Moderate ETF (Pinnacle Plus)	5,985	44,983	106,832	157,800	—	(160,379)	95,663	(2,586)	(67,302)	90,498	1,967,320	2,057,818	—	(13,284)	7,851	(5,433)
Touchstone Moderate ETF (Pinnacle V)	6,472	59,153	69,528	135,153	20,154	(167,081)	44,723	(6,389)	(108,593)	26,560	1,660,509	1,687,069	1,880	(16,202)	4,356	(9,966)
Touchstone Money Market (AdvantEdge)	(8,001)	—	(2)	(8,003)	34,258	(27,355)	558,600	(163)	565,340	557,337	229,206	786,543	3,576	(2,858)	57,866	58,584
Touchstone Money Market (AnnuiChoice II)	(4,356)	—	(2)	(4,358)	91,088	(86,388)	8,664	(200)	13,164	8,806	310,466	319,272	9,345	(8,958)	896	1,283
Touchstone Money Market (AnnuiChoice)	(7,355)	—	(6)	(7,361)	80	(306,324)	(124,369)	(1,347)	(431,960)	(439,321)	961,538	522,217	7	(27,553)	(11,188)	(38,734)
Touchstone Money Market (GrandMaster flex3)	(10,735)	—	(4)	(10,739)	24,952	(128,603)	(24,868)	(369)	(128,888)	(139,627)	589,225	449,598	2,388	(12,341)	(2,632)	(12,585)
Touchstone Money Market (Grandmaster)	(40,551)	—	(25)	(40,576)	30,993	(486,543)	(549,767)	(1,404)	(1,006,721)	(1,047,297)	3,348,125	2,300,828	2,910	(46,197)	(51,277)	(94,564)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (IQ3)	$(33,300)	$—	$(11)	$(33,311)	$61,999	$(233,765)	$44,449	$(1,063)	$(128,380)	$(161,691)	$1,604,539	$1,442,848	5,788	(21,991)	3,127	(13,076)
Touchstone Money Market (Pinnacle)	(35,570)	—	(22)	(35,592)	35,707	(1,177,187)	429,891	(1,578)	(713,167)	(748,759)	3,060,880	2,312,121	3,354	(110,574)	40,452	(66,768)
Touchstone Money Market (Pinnacle IV)	(59,687)	—	(30)	(59,717)	80,629	(838,056)	705,933	(3,913)	(55,407)	(115,124)	4,385,723	4,270,599	7,655	(79,801)	67,221	(4,925)
Touchstone Money Market (Pinnacle II Reduced M&E)*	(268)	—	—	(268)	—	—	28,611	(4)	28,607	28,339	—	28,339	—	—	2,669	2,669
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(5)	—	—	(5)	—	—	2,461	—	2,461	2,456	—	2,456	—	—	252	252
Touchstone Money Market (Pinnacle Plus)	(11,677)	—	(7)	(11,684)	—	(67,022)	(81,703)	(1,129)	(149,854)	(161,538)	1,075,329	913,791	—	(7,124)	(8,066)	(15,190)
Touchstone Money Market (Pinnacle V)	(13,672)	—	(5)	(13,677)	102,080	(302,760)	705,605	(304)	504,621	490,944	722,336	1,213,280	10,735	(32,053)	74,199	52,881
Touchstone Third Avenue Value (AdvantEdge)	(4,213)	973	53,248	50,008	—	(9,037)	(6,215)	(1,829)	(17,081)	32,927	273,074	306,001	—	(1,217)	(681)	(1,898)
Touchstone Third Avenue Value (AnnuiChoice II)	(3,611)	20,869	40,425	57,683	750	(14,762)	(85,947)	(678)	(100,637)	(42,954)	367,520	324,566	84	(1,645)	(9,881)	(11,442)
Touchstone Third Avenue Value (AnnuiChoice)	(5,179)	44,105	40,169	79,095	51,315	(147,989)	(88,046)	(639)	(185,359)	(106,264)	517,993	411,729	3,371	(9,770)	(5,694)	(12,093)
Touchstone Third Avenue Value (GrandMaster flex3)	(11,532)	(145,884)	284,693	127,277	—	(123,564)	(121,883)	(388)	(245,835)	(118,558)	809,266	690,708	—	(8,220)	(8,303)	(16,523)
Touchstone Third Avenue Value (Grandmaster)	(12,158)	72,648	93,156	153,646	8,105	(197,223)	(130,009)	(261)	(319,388)	(165,742)	974,063	808,321	610	(15,256)	(9,652)	(24,298)
Touchstone Third Avenue Value (IQ Annuity)	(20,846)	(212,015)	482,919	250,058	2,504	(194,850)	(49,822)	(683)	(242,851)	7,207	1,382,776	1,389,983	165	(12,682)	(3,261)	(15,778)
Touchstone Third Avenue Value (Pinnacle)	(38,570)	38,257	534,329	534,016	16,638	(389,654)	(173,320)	(1,182)	(547,518)	(13,502)	2,846,136	2,832,634	350	(8,332)	(3,535)	(11,517)
Touchstone Third Avenue Value (Pinnacle IV)	(56,832)	243,836	487,912	674,916	33,573	(754,529)	(231,318)	(1,558)	(953,832)	(278,916)	3,947,441	3,668,525	2,170	(48,460)	(14,841)	(61,131)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)*	(582)	(279)	3,104	2,243	—	(9,537)	70,168	(74)	60,557	62,800	—	62,800	—	—	1,261	1,261
Touchstone Third Avenue Value (Pinnacle Plus)	(15,263)	38,933	126,993	150,663	—	(96,874)	(16,793)	(939)	(114,606)	36,057	849,704	885,761	—	(6,008)	(1,136)	(7,144)
Touchstone Third Avenue Value (Pinnacle V)	(16,331)	10,872	186,826	181,367	29,618	(248,939)	(143,676)	(2,092)	(365,089)	(183,722)	1,122,450	938,728	3,841	(32,455)	(19,294)	(47,908)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle) (Restated)	3,045	64,976	74,024	142,045	—	(110,463)	(12,033)	(480)	(122,976)	19,069	1,087,187	1,106,256	—	(9,967)	(1,118)	(11,085)
Fidelity VIP Overseas (Pinnacle) (Restated)	843	(946)	22,381	22,278	—	(542)	—	(32)	(574)	21,704	116,887	138,591	—	(79)	—	(79)
Fidelity VIP Overseas (Pinnacle IV) (Restated)	706	(13,661)	48,302	35,347	—	(35,803)	(2,342)	(68)	(38,213)	(2,866)	204,427	201,561	—	(4,945)	(321)	(5,266)
Fidelity VIP Equity-Income (Grandmaster) (Restated)	134,038	269,263	777,291	1,180,592	143,581	(917,375)	(241,956)	(3,408)	(1,019,158)	161,434	7,887,873	8,049,307	2,567	(17,089)	(3,988)	(18,510)
Fidelity VIP Equity-Income (Pinnacle) (Restated)	20,524	(46,754)	245,779	219,549	6,898	(273,944)	(95,264)	(712)	(363,022)	(143,473)	1,424,707	1,281,234	421	(19,394)	(4,012)	(22,985)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)* (Restated)	225	403	173	801	—	—	9,717	—	9,717	10,518	—	10,518	—	—	636	636
Fidelity VIP Growth (Grandmaster)	(39,061)	388,860	247,563	597,362	36,510	(765,134)	(110,109)	(2,331)	(841,064)	(243,702)	4,637,486	4,393,784	549	(11,579)	(1,635)	(12,665)
Fidelity VIP High Income (Grandmaster)	141,017	351,896	(77,297)	415,616	18,488	(533,612)	(69,989)	(980)	(586,093)	(170,477)	3,521,866	3,351,389	781	(23,452)	(2,836)	(25,507)
Fidelity VIP II Asset Manager (Grandmaster) (Restated)	4,013	71,891	347,870	423,774	43,881	(559,617)	(226,480)	(1,895)	(744,111)	(320,337)	4,136,655	3,816,318	1,096	(14,285)	(5,521)	(18,710)
Fidelity VIP II Contrafund (Grandmaster)	(17,360)	(770,544)	2,408,494	1,620,590	86,423	(2,524,179)	(479,464)	(4,241)	(2,921,461)	(1,300,871)	11,543,938	10,243,067	1,989	(58,983)	(9,807)	(66,801)
Fidelity VIP II Contrafund (Pinnacle)	(5,610)	(96,881)	911,899	809,408	21,187	(667,645)	(335,026)	(2,703)	(984,187)	(174,779)	5,640,423	5,465,644	955	(30,155)	(14,944)	(44,144)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)*	122	10	1,154	1,286	—	(303)	28,678	(8)	28,367	29,653	—	29,653	—	—	1,291	1,291
Fidelity VIP II Index 500 (Grandmaster) (Restated)	22,586	180,981	276,802	480,369	—	(363,466)	(85,010)	(1,503)	(449,979)	30,390	3,457,875	3,488,265	—	(10,777)	(2,478)	(13,255)
Fidelity VIP II Index 500 (IQ3) (Restated)	121	27	813	961	—	—	17,584	(24)	17,560	18,521	—	18,521	—	(1)	528	527
Fidelity VIP II Index 500 (Pinnacle) (Restated)	16,878	(29,469)	328,207	315,616	4,010	(227,580)	(51,018)	(838)	(275,426)	40,190	2,217,066	2,257,256	422	(23,964)	(5,236)	(28,778)
Fidelity VIP II Index 500 (Pinnacle IV) (Restated)	340	(909)	9,294	8,725	—	(8,772)	—	(6)	(8,778)	(53)	63,701	63,648	—	(917)	—	(917)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)* (Restated)	213	22	705	940	—	—	16,790	(7)	16,783	17,723	—	17,723	—	—	1,768	1,768
Fidelity VIP II Investment Grade Bond (Pinnacle) (Restated)	9,944	41,433	(1,645)	49,732	10,048	(206,049)	(6,120)	(530)	(202,651)	(152,919)	1,242,161	1,089,242	798	(16,308)	(486)	(15,996)
Fidelity VIP II Investment Grade Bond (Pinnacle IV) (Restated)	13,658	57,243	3,863	74,764	—	(153,106)	(1,251)	(253)	(154,610)	(79,846)	1,761,897	1,682,051	—	(11,995)	(96)	(12,091)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)* (Restated)	63	93	9	165	—	(1,658)	6,120	(1)	4,461	4,626	—	4,626	—	—	354	354
Fidelity VIP II Investment Grade Bond (AnnuiChoice) (Restated)	1,042	4,493	(1,777)	3,758	—	(43,984)	—	(194)	(44,178)	(40,420)	81,512	41,092	—	(3,338)	—	(3,338)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3) (Restated)	236	3,048	(268)	3,016	—	(6,928)	(8,758)	(28)	(15,714)	(12,698)	70,680	57,982	—	(539)	(680)	(1,219)
Fidelity VIP II Investment Grade Bond (Grandmaster) (Restated)	12,592	52,649	(1,019)	64,222	11,167	(180,067)	(84,662)	(583)	(254,145)	(189,923)	1,594,900	1,404,977	332	(5,314)	(2,532)	(7,514)
Fidelity VIP II Investment Grade Bond (IQ Annuity) (Restated)	1,107	4,348	4	5,459	—	(18,999)	—	(62)	(19,061)	(13,602)	143,460	129,858	—	(1,533)	—	(1,533)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus) (Restated)	1,135	6,179	658	7,972	—	(11,151)	—	(207)	(11,358)	(3,386)	196,513	193,127	—	(898)	—	(898)
Fidelity VIP III Balanced (Grandmaster) (Restated)	4,664	111,682	97,861	214,207	20,507	(157,863)	(38,983)	(886)	(177,225)	36,982	1,639,687	1,676,669	1,123	(8,847)	(2,103)	(9,827)
Fidelity VIP Overseas (AnnuiChoice) (Restated)	13	8	208	229	—	—	—	(3)	(3)	226	1,172	1,398	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3) (Restated)	165	602	5,734	6,501	—	—	(1,000)	(24)	(1,024)	5,477	34,662	40,139	—	(3)	(132)	(135)
Fidelity VIP Overseas (Grandmaster) (Restated)	8,961	(107,426)	399,640	301,175	—	(153,200)	(58,563)	(772)	(212,535)	88,640	1,644,665	1,733,305	—	(5,230)	(1,989)	(7,219)
Fidelity VIP Overseas (IQ Annuity) (Restated)	56	(1,927)	4,470	2,599	—	(3,892)	—	(14)	(3,906)	(1,307)	16,625	15,318	—	(564)	—	(564)
Fidelity VIP Overseas (Pinnacle Plus) (Restated)	85	(10,869)	24,051	13,267	—	(6,939)	(13,126)	(99)	(20,164)	(6,897)	78,187	71,290	—	(944)	(1,811)	(2,755)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(2,591)	38,253	27,613	63,275	—	(132,204)	(31,210)	(290)	(163,704)	(100,429)	515,097	414,668	—	(13,892)	(3,052)	(16,944)
Fidelity VIP III Mid Cap (Grandmaster) (Restated)	(13,416)	93,959	99,214	179,757	7,085	(123,558)	(238,630)	(434)	(355,537)	(175,780)	1,523,871	1,348,091	191	(3,494)	(6,774)	(10,077)
Fidelity VIP III Mid Cap (Pinnacle) (Restated)	(27,090)	183,480	220,984	377,374	—	(643,882)	(118,848)	(783)	(763,513)	(386,139)	2,985,025	2,598,886	—	(17,105)	(3,209)	(20,314)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)* (Restated)	(22)	427	(356)	49	—	—	5,410	(9)	5,401	5,450	—	5,450	—	—	142	142

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3) (Restated)	$(973)	$1,418	$31,675	$32,120	$—	$(8,430)	$(42,120)	$(269)	$(50,819)	$(18,699)	$312,077	$293,378	—	(647)	(3,120)	(3,767)
Fidelity VIP Asset Manager (AdvantEdge) (Restated)	(214)	766	6,451	7,003	4,000	—	(107)	(771)	3,122	10,125	64,978	75,103	387	(73)	(6)	308
Fidelity VIP Asset Manager (AnnuiChoice II) (Restated)	198	2,168	13,102	15,468	42,865	(7,369)	802	(549)	35,749	51,217	108,571	159,788	3,644	(631)	64	3,077
Fidelity VIP Asset Manager (AnnuiChoice) (Restated)	161	(843)	10,274	9,592	16,941	(36,891)	460	(26)	(19,516)	(9,924)	97,208	87,284	1,214	(2,634)	32	(1,388)
Fidelity VIP Asset Manager (GrandMaster flex3) (Restated)	(127)	(1,015)	3,701	2,559	—	(11,260)	—	(9)	(11,269)	(8,710)	29,456	20,746	—	(886)	—	(886)
Fidelity VIP Asset Manager (Pinnacle) (Restated)	(1)	30	80	109	—	(237)	47	(3)	(193)	(84)	1,105	1,021	—	(19)	4	(15)
Fidelity VIP Asset Manager (Pinnacle IV) (Restated)	(476)	715	22,560	22,799	—	(19,911)	(583)	(54)	(20,548)	2,251	220,426	222,677	—	(1,527)	(45)	(1,572)
Fidelity VIP Asset Manager (Pinnacle Plus) (Restated)	(390)	235	9,663	9,508	—	(3,485)	—	(37)	(3,522)	5,986	93,026	99,012	—	(264)	—	(264)
Fidelity VIP Asset Manager (Pinnacle V) (Restated)	(265)	4,401	10,647	14,783	2,228	(14,194)	24,687	(1,413)	11,308	26,091	136,720	162,811	204	(1,435)	2,276	1,045
Fidelity VIP Balanced (AdvantEdge) (Restated)	(254)	19,716	23,420	42,882	15,160	(1,682)	(1,224)	(2,793)	9,461	52,343	328,047	380,390	1,336	(399)	(91)	846
Fidelity VIP Balanced (AnnuiChoice II) (Restated)	649	8,819	8,477	17,945	—	(679)	24,540	(230)	23,631	41,576	128,618	170,194	8	(74)	1,972	1,906
Fidelity VIP Balanced (AnnuiChoice) (Restated)	1,153	19,555	12,603	33,311	—	(26,399)	(2,951)	(313)	(29,663)	3,648	249,405	253,053	—	(1,769)	(198)	(1,967)
Fidelity VIP Balanced (GrandMaster flex3) (Restated)	(1,614)	24,925	15,727	39,038	1,771	(173,911)	3,279	(235)	(169,096)	(130,058)	342,907	212,849	115	(11,639)	217	(11,307)
Fidelity VIP Balanced (Grandmaster) (Restated)	(170)	52,954	11,897	64,681	3,055	(28,145)	(119,067)	(205)	(144,362)	(79,681)	493,148	413,467	222	(2,059)	(8,330)	(10,167)
Fidelity VIP Balanced (IQ3) (Restated)	(28)	17,939	17,481	35,392	324	(42,082)	11,732	(229)	(30,255)	5,137	279,553	284,690	24	(3,209)	896	(2,289)
Fidelity VIP Balanced (Pinnacle) (Restated)	(566)	57,247	(4,492)	52,189	1,361	(92,671)	(53,327)	(264)	(144,901)	(92,712)	422,774	330,062	100	(6,772)	(3,755)	(10,427)
Fidelity VIP Balanced (Pinnacle IV) (Restated)	(3,523)	154,599	50,904	201,980	11,536	(354,290)	(117,944)	(866)	(461,564)	(259,584)	1,632,473	1,372,889	778	(23,647)	(7,516)	(30,385)
Fidelity VIP Balanced (Pinnacle Plus) (Restated)	(1,855)	41,774	21,224	61,143	300	(109,484)	9,978	(406)	(99,612)	(38,469)	499,233	460,764	21	(7,833)	599	(7,213)
Fidelity VIP Balanced (Pinnacle V) (Restated)	733	122,509	(320)	122,922	195,713	(203,828)	(8,238)	(3,655)	(20,008)	102,914	925,441	1,028,355	18,548	(19,640)	(536)	(1,628)
Fidelity VIP Contrafund (AdvantEdge)	(7,277)	31,716	181,615	206,054	62,858	(74,216)	19,762	(14,019)	(5,615)	200,439	1,420,753	1,621,192	6,323	(8,795)	2,246	(226)
Fidelity VIP Contrafund (AnnuiChoice II)	(435)	73,418	6,527	79,510	247	(39,039)	(106,699)	(1,675)	(147,166)	(67,656)	612,503	544,847	26	(3,446)	(9,746)	(13,166)
Fidelity VIP Contrafund (AnnuiChoice)	162	(37,586)	202,428	165,004	302	(210,397)	(88,487)	(1,413)	(299,995)	(134,991)	1,222,205	1,087,214	18	(11,847)	(5,252)	(17,081)
Fidelity VIP Contrafund (GrandMaster flex3)	(6,812)	(53,369)	197,895	137,714	1,806	(208,985)	(233,744)	(713)	(441,636)	(303,922)	1,095,662	791,740	104	(12,478)	(13,945)	(26,319)
Fidelity VIP Contrafund (IQ Advisor Standard)	33	(9)	914	938	—	—	—	—	—	938	6,094	7,032	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(6,890)	(19,105)	244,431	218,436	3,916	(224,333)	(21,604)	(953)	(242,974)	(24,538)	1,499,991	1,475,453	253	(14,117)	(1,262)	(15,126)
Fidelity VIP Contrafund (Pinnacle IV)	(37,162)	(364,738)	1,494,162	1,092,262	38,527	(1,622,648)	(588,758)	(2,832)	(2,175,711)	(1,083,449)	8,087,376	7,003,927	2,154	(92,790)	(32,622)	(123,258)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	117	(2)	445	560	2,163	—	31,413	(50)	33,526	34,086	—	34,086	—	(4)	2,868	2,864
Fidelity VIP Contrafund (Pinnacle Plus)	(15,693)	64,821	277,416	326,544	2,510	(259,219)	(57,891)	(2,469)	(317,069)	9,475	2,346,749	2,356,224	146	(15,319)	(3,396)	(18,569)
Fidelity VIP Contrafund (Pinnacle V)	(25,654)	323,235	438,247	735,828	148,046	(471,176)	(171,605)	(19,609)	(514,344)	221,484	5,270,087	5,491,571	14,881	(49,967)	(17,172)	(52,258)
Fidelity VIP Disciplined Small Cap (Advantedge) (Restated)	(6)	512	386	892	—	—	(273)	—	(273)	619	5,336	5,955	—	—	(23)	(23)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II) (Restated)	(30)	(571)	(14)	(615)	—	—	1,374	(6)	1,368	753	—	753	—	(1)	76	75
Fidelity VIP Disciplined Small Cap (AnnuiChoice) (Restated)	(8)	1,812	2,286	4,090	—	(58)	(490)	(6)	(554)	3,536	23,620	27,156	—	(7)	(50)	(57)
Fidelity VIP Disciplined Small Cap (GrandMaster) (Restated)	(7)	672	1,740	2,405	—	(3,826)	(519)	(2)	(4,347)	(1,942)	15,927	13,985	—	(427)	(43)	(470)
Fidelity VIP Disciplined Small Cap (IQ Annuity) (Restated)	26	3,543	6,023	9,592	—	(7,166)	4,029	(28)	(3,165)	6,427	57,314	63,741	—	(768)	440	(328)
Fidelity VIP Disciplined Small Cap (Pinnacle) (Restated)	(627)	33,135	(4,088)	28,420	6,128	(105,606)	9,512	(60)	(90,026)	(61,606)	175,815	114,209	637	(11,004)	1,121	(9,246)
Fidelity VIP Disciplined Small Cap (Pinnacle IV) (Restated)	(249)	9,874	4,574	14,199	—	(43,279)	20,023	(3)	(23,259)	(9,060)	87,715	78,655	—	(4,527)	2,102	(2,425)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus) (Restated)	(9,641)	(84,680)	1,606	(92,715)	1,185	(39,637)	209,860	(164)	171,244	78,529	80,109	158,638	129	(4,300)	10,891	6,720
Fidelity VIP Disciplined Small Cap (Pinnacle V) (Restated)	(453)	14,532	(1,764)	12,315	427	(8,182)	(23,484)	(29)	(31,268)	(18,953)	98,582	79,629	46	(881)	(2,767)	(3,602)
Fidelity VIP Equity-Income (AnnuiChoice II) (Restated)	5,197	26,734	10,786	42,717	—	(14,908)	—	(70)	(14,978)	27,739	276,260	303,999	—	(1,499)	—	(1,499)
Fidelity VIP Equity-Income (AdvantEdge) (Restated)	1,865	12,083	5,850	19,798	15,000	(1,026)	(8,809)	(1,634)	3,531	23,329	123,826	147,155	1,656	(275)	(928)	453
Fidelity VIP Equity-Income (AnnuiChoice) (Restated)	4,919	(2,723)	41,299	43,495	24,002	(93,384)	(90)	(497)	(69,969)	(26,474)	305,049	278,575	1,948	(7,422)	9	(5,465)
Fidelity VIP Equity-Income (GrandMaster flex3) (Restated)	1,572	(9,146)	32,674	25,100	4,630	(48,186)	(3,353)	(101)	(47,010)	(21,910)	174,628	152,718	337	(3,657)	(211)	(3,531)
Fidelity VIP Equity-Income (IQ3) (Restated)	5,490	45,094	4,319	54,903	1,096	(9,726)	(32,709)	(197)	(41,536)	13,367	376,474	389,841	96	(853)	(2,846)	(3,603)
Fidelity VIP Equity-Income (Pinnacle IV) (Restated)	17,343	(19,907)	246,386	243,822	24,402	(286,753)	(106,774)	(767)	(369,892)	(126,070)	1,620,807	1,494,737	1,866	(21,693)	(7,420)	(27,247)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E) (Restated)	591	1,100	(184)	1,507	1,731	—	25,195	(42)	26,884	28,391	—	28,391	—	(3)	2,277	2,274
Fidelity VIP Equity-Income (Pinnacle Plus) (Restated)	10,381	61,571	61,420	133,372	210	(70,989)	(80,810)	(1,122)	(152,711)	(19,339)	937,993	918,654	16	(5,345)	(6,160)	(11,489)
Fidelity VIP Equity-Income (Pinnacle V) (Restated)	10,862	81,176	26,854	118,892	86,816	(113,259)	911	(1,857)	(27,389)	91,503	740,119	831,622	11,193	(14,512)	826	(2,493)
Fidelity VIP Freedom 2010 (Advantedge) (Restated)	(132)	2,925	3,011	5,804	—	(11,121)	136	(769)	(11,754)	(5,950)	61,991	56,041	—	(1,087)	11	(1,076)
Fidelity VIP Freedom 2010 (GrandMaster flex3) (Restated)	13	187	820	1,020	—	—	(1)	(4)	(5)	1,015	10,371	11,386	—	—	(1)	(1)
Fidelity VIP Freedom 2010 (GrandMaster) (Restated)	58	4,931	(2,630)	2,359	—	(25,528)	9,916	(27)	(15,639)	(13,280)	27,684	14,404	—	(2,398)	949	(1,449)
Fidelity VIP Freedom 2010 (IQ Annuity) (Restated)	(2,869)	30,304	(2,636)	24,799	—	(418,138)	326,537	(38)	(91,639)	(66,840)	66,840	—	—	(38,321)	31,656	(6,665)
Fidelity VIP Freedom 2010 (Pinnacle) (Restated)	289	1,191	6,120	7,600	—	—	5,107	—	5,107	12,707	74,125	86,832	—	—	473	473
Fidelity VIP Freedom 2010 (Pinnacle IV) (Restated)	1,714	23,013	55,320	80,047	24,826	(54,460)	(275)	(150)	(30,059)	49,988	817,787	867,775	2,307	(5,134)	(25)	(2,852)
Fidelity VIP Freedom 2010 (Pinnacle V) (Restated)	1,123	20,421	56,159	77,703	82,820	(39,058)	50	(2,022)	41,790	119,493	767,100	886,593	7,930	(3,896)	5	4,039
Fidelity VIP Freedom 2015 (AdvantEdge) (Restated)	21	5,079	6,047	11,147	—	(11,123)	108	(163)	(11,178)	(31)	112,830	112,799	—	(1,041)	9	(1,032)
Fidelity VIP Freedom 2015 (AnnuiChoice II) (Restated)	137	168	1,038	1,343	—	(467)	7,165	(7)	6,691	8,034	10,162	18,196	—	(47)	676	629

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (GrandMaster flex3) (Restated)	$15	$111	$502	$628		$—	$—	$—	$—	$—	$628	$6,177	$6,805	—	—	—	—
Fidelity VIP Freedom 2015 (GrandMaster) (Restated)	1,371	1,084	(2,185)	270		—	(3,014)	104,222	(5)	101,203	101,473	—	101,473	—	(281)	9,569	9,288
Fidelity VIP Freedom 2015 (IQ Annuity) (Restated)	(1,631)	33,203	(12,104)	19,468		—	(54,727)	(164,935)	(31)	(219,693)	(200,225)	275,064	74,839	—	(5,099)	(15,935)	(21,034)
Fidelity VIP Freedom 2015 (Pinnacle) (Restated)	45	37	(72)	10		—	—	3,322	—	3,322	3,332	—	3,332	—	—	305	305
Fidelity VIP Freedom 2015 (Pinnacle IV) (Restated)	(2,260)	2,785	68,810	69,335		—	(38,227)	(307,382)	(42)	(345,651)	(276,316)	723,680	447,364	—	(3,657)	(28,625)	(32,282)
Fidelity VIP Freedom 2015 (Pinnacle Plus) (Restated)	(86)	(2,586)	13,961	11,289		—	(5,547)	(71,561)	(72)	(77,180)	(65,891)	149,063	83,172	—	(548)	(6,989)	(7,537)
Fidelity VIP Freedom 2015 (Pinnacle V) (Restated)	547	50,165	16,014	66,726		37,500	(185,774)	990	(1,632)	(148,916)	(82,190)	753,951	671,761	3,660	(18,591)	99	(14,832)
Fidelity VIP Freedom 2020 (AdvantEdge) (Restated)	(105)	1,723	(601)	1,017		—	(7,395)	(45)	(109)	(7,549)	(6,532)	10,811	4,279	—	(711)	(5)	(716)
Fidelity VIP Freedom 2020 (AnnuiChoice II) (Restated)	226	324	3,123	3,673		—	—	—	(15)	(15)	3,658	31,213	34,871	—	(1)	—	(1)
Fidelity VIP Freedom 2020 (GrandMaster) (Restated)	2,373	1,750	(3,311)	812		—	(5,011)	179,283	(17)	174,255	175,067	—	175,067	—	(484)	17,048	16,564
Fidelity VIP Freedom 2020 (IQ Annuity)	(32)	21,012	(19,439)	1,541		—	—	(161,602)	—	(161,602)	(160,061)	160,061	—	—	—	(16,972)	(16,972)
Fidelity VIP Freedom 2020 (Pinnacle IV) (Restated)	1,078	(10,370)	52,087	42,795		—	(42,902)	(35,281)	(7)	(78,190)	(35,395)	402,449	367,054	—	(4,179)	(3,565)	(7,744)
Fidelity VIP Freedom 2020 (Pinnacle) (Restated)	77	44	(106)	15		—	—	5,536	—	5,536	5,551	—	5,551	—	—	525	525
Fidelity VIP Freedom 2020 (Pinnacle Plus) (Restated)	(30)	(397)	7,516	7,089		—	(3,458)	(35,007)	—	(38,465)	(31,376)	81,680	50,304	—	(345)	(3,559)	(3,904)
Fidelity VIP Freedom 2020 (Pinnacle V) (Restated)	(2,815)	76,923	(26,373)	47,735		—	(268,279)	1,095	(1,090)	(268,274)	(220,539)	457,188	236,649	—	(26,452)	110	(26,342)
Fidelity VIP Freedom 2025 (Advantedge) (Restated)	(111)	1,906	(640)	1,155		—	(7,361)	(198)	(109)	(7,668)	(6,513)	10,799	4,286	—	(709)	(19)	(728)
Fidelity VIP Freedom 2025 (GrandMaster) (Restated)	2,030	1,135	(2,781)	384		—	(4,991)	173,703	(7)	168,705	169,089	—	169,089	—	(483)	16,479	15,996
Fidelity VIP Freedom 2025 (Pinnacle) (Restated)	67	40	(91)	16		—	—	5,536	—	5,536	5,552	—	5,552	—	—	525	525
Fidelity VIP Freedom 2025 (Pinnacle IV) (Restated)	(34)	(145)	1,007	828		—	(3,251)	496	(17)	(2,772)	(1,944)	7,340	5,396	—	(313)	36	(277)
Fidelity VIP Freedom 2025 (Pinnacle V) (Restated)	218	809	17,746	18,773		34,200	(12,043)	—	(714)	21,443	40,216	132,787	173,003	3,492	(1,272)	1	2,221
Fidelity VIP Freedom 2030 (Grandmaster) (Restated)	3,519	1,312	(4,204)	627		—	(6,984)	243,184	(10)	236,190	236,817	—	236,817	—	(709)	24,168	23,459
Fidelity VIP Freedom 2030 (Pinnacle) (Restated)	116	48	(138)	26		—	—	7,751	—	7,751	7,777	—	7,777	—	—	770	770
Fidelity VIP Freedom 2030 (Pinnacle IV) (Restated)	2	(466)	886	422		—	(4,551)	4,576	(25)	—	422	3,227	3,649	—	(459)	457	(2)
Fidelity VIP Freedom 2030 (Pinnacle Plus) (Restated)	7	11	319	337		—	—	—	(4)	(4)	333	2,544	2,877	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V) (Restated)	342	1,142	13,330	14,814		420	(9,722)	—	(36)	(9,338)	5,476	113,116	118,592	46	(1,028)	—	(982)
Fidelity VIP Growth (AnnuiChoice II)	(1,743)	5,290	20,667	24,214		—	(4,273)	45,965	(624)	41,068	65,282	194,973	260,255	—	(415)	3,757	3,342
Fidelity VIP Growth (GrandMaster)	(3,417)	33,633	11,314	41,530		44,206	(30,542)	6,611	(125)	20,150	61,680	320,948	382,628	4,234	(3,005)	726	1,955
Fidelity VIP Growth (AdvantEdge)	(824)	(92)	8,611	7,695		—	(2,133)	28,413	(149)	26,131	33,826	61,641	95,467	—	(236)	2,904	2,668
Fidelity VIP Growth (AnnuiChoice)	(1,589)	7,855	6,479	12,745		80	(2,178)	(14,500)	(61)	(16,659)	(3,914)	105,336	101,422	—	(195)	(1,345)	(1,540)
Fidelity VIP Growth (GrandMaster flex3)	(993)	(2,288)	13,141	9,860		1,777	(21,345)	(2,200)	(64)	(21,832)	(11,972)	78,450	66,478	130	(1,631)	(161)	(1,662)
Fidelity VIP Growth (IQ3)	(1,282)	2,602	12,503	13,823		200	(3,732)	(4,333)	(113)	(7,978)	5,845	110,524	116,369	23	(462)	(506)	(945)
Fidelity VIP Growth (Pinnacle)	(1,152)	2,235	10,471	11,554		—	(3,274)	(10,104)	(32)	(13,410)	(1,856)	84,930	83,074	—	(324)	(898)	(1,222)
Fidelity VIP Growth (Pinnacle IV)	(8,608)	14,975	88,397	94,764		282	(75,960)	(127,311)	(287)	(203,276)	(108,512)	709,002	600,490	25	(6,467)	(10,308)	(16,750)
Fidelity VIP Growth (Pinnacle Plus)	(13,085)	44,407	81,516	112,838		406	(69,105)	1,081,722	(323)	1,012,700	1,125,538	298,298	1,423,836	31	(5,222)	87,123	81,932
Fidelity VIP Growth (Pinnacle V)	(6,304)	11,739	53,166	58,601		10,224	(23,392)	22,180	(1,535)	7,477	66,078	449,429	515,507	1,062	(2,425)	2,279	916
Fidelity VIP High Income (AdvantEdge)	29,516	(6,324)	39,801	62,993		8,000	(51,482)	(6,773)	(131)	(50,386)	12,607	690,352	702,959	595	(4,043)	(1,734)	(5,182)
Fidelity VIP High Income (AnnuiChoice II)	3,619	2,026	3,284	8,929		—	(1,001)	5,185	(31)	4,153	13,082	67,475	80,557	—	(75)	389	314
Fidelity VIP High Income (AnnuiChoice)	8,729	23,942	(1,745)	30,926		—	(76,150)	(19,483)	(464)	(96,097)	(65,171)	266,158	200,987	—	(3,805)	(998)	(4,803)
Fidelity VIP High Income (GrandMaster flex3)	72,898	(10,846)	94,619	156,671		—	(68,107)	(15,257)	(102)	(83,466)	73,205	1,647,794	1,720,999	—	(3,855)	(3,114)	(6,969)
Fidelity VIP High Income (IQ3)	302,742	(23,510)	320,672	599,904		740,496	(518,733)	(224,367)	(1,602)	(4,206)	595,698	6,270,705	6,866,403	46,868	(33,990)	(23,585)	(10,707)
Fidelity VIP High Income (Pinnacle)	2,003	586	4,070	6,659		11,198	(21,485)	(3,556)	(9)	(13,852)	(7,193)	56,754	49,561	696	(1,345)	(230)	(879)
Fidelity VIP High Income (Pinnacle IV)	26,066	19,356	31,756	77,178		262	(92,166)	19,053	(166)	(73,017)	4,161	640,956	645,117	15	(5,120)	1,068	(4,037)
Fidelity VIP High Income (Pinnacle Plus)	65,257	24,830	27,963	118,050		406	(46,700)	1,172,559	(370)	1,125,895	1,243,945	248,383	1,492,328	25	(2,875)	74,766	71,916
Fidelity VIP High Income (Pinnacle Plus ™)	—	22	—	22		12,682	(12,704)	—	—	(22)	—	—	—	1,120	(1,120)	—	—
Fidelity VIP High Income (Pinnacle V)	16,380	3,439	20,665	40,484		16,962	(34,722)	66,366	(152)	48,454	88,938	308,559	397,497	1,357	(2,810)	5,402	3,949
Fidelity VIP II Index 500 (Pinnacle) (Restated)	6,730	37,901	19,876	64,507		9,109	(53,833)	287,015	(248)	242,043	306,550	452,237	758,787	968	(5,605)	29,277	24,640
Fidelity VIP II Index 500 (Pinnacle IV) (Restated)	10,027	(70,005)	410,343	350,365		9,910	(322,675)	90,537	(635)	(222,863)	127,502	2,565,081	2,692,583	1,031	(33,859)	9,339	(23,489)
Fidelity VIP II Index 500 (Pinnacle V) (Restated)	6,801	65,622	153,649	226,072		55,859	(76,352)	77,491	(4,127)	52,871	278,943	1,631,004	1,909,947	6,145	(8,710)	8,146	5,581
Fidelity VIP Index 500 (AdvantEdge) (Restated)	2,120	19,254	48,327	69,701		36,661	(17,831)	32,726	(4,534)	47,022	116,723	479,591	596,314	3,636	(2,166)	3,254	4,724
Fidelity VIP Index 500 (AnnuiChoice II) (Restated)	4,431	11,233	23,495	39,159		1,327	(6,575)	142,662	(2,190)	135,224	174,383	280,375	454,758	133	(922)	14,254	13,465
Fidelity VIP Index 500 (AnnuiChoice) (Restated)	3,922	(19,145)	82,177	66,954		—	(160,210)	111,247	(800)	(49,763)	17,191	455,731	472,922	—	(12,838)	8,986	(3,852)
Fidelity VIP Index 500 (Grandmaster flex3) (Restated)	1,075	(2,439)	42,876	41,512		18,557	(47,709)	8,850	(238)	(20,540)	20,972	303,397	324,369	1,993	(5,077)	930	(2,154)
Fidelity VIP Index 500 (Grandmaster) (Restated)	16,832	32,437	118,336	167,605		29,301	(438,955)	781,344	(649)	371,041	538,646	1,267,166	1,805,812	3,136	(48,457)	81,876	36,555
Fidelity VIP Index 500 (IQ3) (Restated)	2,211	(1,790)	69,687	70,108		—	(14,310)	(22,077)	(277)	(36,664)	33,444	513,468	546,912	—	(1,413)	(2,050)	(3,463)
Fidelity VIP Index 500 (Pinnacle Plus) (Restated)	11,967	53,103	191,639	256,709		616	(134,360)	1,166,358	(794)	1,031,820	1,288,529	1,030,199	2,318,728	45	(9,676)	90,089	80,458
Fidelity VIP Investment Grade Bond (AdvantEdge) (Restated)	3,675	15,554	(841)	18,388		62,623	(3,739)	64,634	(4,293)	119,225	137,613	414,383	551,996	5,082	(653)	5,272	9,701

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice II) (Restated)	$3,421	$11,759	$(270)	$14,910		$—	$(10,307)	$12,236	$(1,322)	$607	$15,517	$335,847	$351,364	—	(877)	936	59
Fidelity VIP Investment Grade Bond (AnnuiChoice) (Restated)	679	18,975	1,172	20,826		23,486	(309,680)	1,249	(795)	(285,740)	(264,914)	504,607	239,693	1,451	(18,935)	76	(17,408)
Fidelity VIP Investment Grade Bond (GrandMaster flex3) (Restated)	11,224	29,912	(9,056)	32,080		—	(106,101)	939,042	(770)	832,171	864,251	361,633	1,225,884	—	(7,871)	70,261	62,390
Fidelity VIP Investment Grade Bond (GrandMaster) (Restated)	4,919	19,714	(4,924)	19,709		18,025	(78,302)	223,403	(123)	163,003	182,712	357,565	540,277	1,428	(6,240)	17,880	13,068
Fidelity VIP Investment Grade Bond (IQ3) (Restated)	4,675	23,023	(1,378)	26,320		—	(102,045)	61,822	(646)	(40,869)	(14,549)	652,065	637,516	—	(6,545)	3,975	(2,570)
Fidelity VIP Investment Grade Bond (Pinnacle) (Restated)	1,227	12,374	(1,394)	12,207		75	(67,993)	(13,157)	(262)	(81,337)	(69,130)	305,237	236,107	5	(4,949)	(961)	(5,905)
Fidelity VIP Investment Grade Bond (Pinnacle IV) (Restated)	11,239	124,086	(40,943)	94,382		13,615	(301,244)	(75,598)	(565)	(363,792)	(269,410)	2,396,031	2,126,621	1,013	(22,224)	(5,481)	(26,692)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)* (Restated)	373	672	68	1,113		—	(1,228)	31,922	—	30,694	31,807	—	31,807	—	—	2,289	2,289
Fidelity VIP Investment Grade Bond (Pinnacle Plus) (Restated)	18,326	65,763	(37,405)	46,684		706	(85,266)	1,574,374	(589)	1,489,225	1,535,909	487,813	2,023,722	53	(6,438)	119,485	113,100
Fidelity VIP Investment Grade Bond (Pinnacle V) (Restated)	27,913	110,936	(4,241)	134,608		628,420	(206,327)	176,437	(12,490)	586,040	720,648	3,228,164	3,948,812	49,938	(17,455)	14,062	46,545
Fidelity VIP Mid Cap (AdvantEdge) (Restated)	(8,995)	80,375	15,210	86,590		17,520	(54,188)	(17,518)	(4,717)	(58,903)	27,687	692,094	719,781	1,644	(5,604)	(1,521)	(5,481)
Fidelity VIP Mid Cap (AnnuiChoice II) (Restated)	(4,223)	68,341	5,833	69,951		14,769	(119,616)	(261,386)	(371)	(366,604)	(296,653)	727,490	430,837	1,227	(9,788)	(22,848)	(31,409)
Fidelity VIP Mid Cap (AnnuiChoice) (Restated)	(2,141)	56,212	9,380	63,451		16	(132,280)	(216,524)	(367)	(349,155)	(285,704)	662,446	376,742	—	(5,684)	(9,657)	(15,341)
Fidelity VIP Mid Cap (GrandMaster flex3) (Restated)	(4,184)	44,423	9,707	49,946		405	(104,271)	(50,666)	(224)	(154,756)	(104,810)	428,224	323,414	19	(4,802)	(2,373)	(7,156)
Fidelity VIP Mid Cap (Grandmaster) (Restated)	(3,551)	13,522	34,872	44,843		8,768	(21,917)	(26,753)	(117)	(40,019)	4,824	290,107	294,931	475	(1,273)	(969)	(1,767)
Fidelity VIP Mid Cap (IQ Annuity) (Restated)	(9,483)	64,505	54,159	109,181		480	(104,739)	(36,840)	(304)	(141,403)	(32,222)	862,165	829,943	22	(4,755)	(1,638)	(6,371)
Fidelity VIP Mid Cap (Pinnacle) (Restated)	(3,960)	44,262	7,322	47,624		22,644	(69,754)	11,589	(148)	(35,669)	11,955	354,538	366,493	2,107	(6,559)	1,311	(3,141)
Fidelity VIP Mid Cap (Pinnacle IV) (Restated)	(29,756)	86,068	264,376	320,688		6,519	(821,972)	(239,375)	(1,161)	(1,055,989)	(735,301)	2,818,384	2,083,083	294	(37,583)	(10,698)	(47,987)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)* (Restated)	(8)	130	(106)	16		—	—	1,573	—	1,573	1,589	—	1,589	—	—	146	146
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E) (Restated)	(124)	3,494	(2,953)	417		10,926	(8,501)	42,003	(55)	44,373	44,790	—	44,790	1,072	(1,077)	4,329	4,324
Fidelity VIP Mid Cap (Pinnacle Plus) (Restated)	(17,510)	163,262	16,538	162,290		600	(209,626)	(188,926)	(1,903)	(399,855)	(237,565)	1,376,500	1,138,935	27	(9,782)	(8,823)	(18,578)
Fidelity VIP Mid Cap (Pinnacle V) (Restated)	(20,456)	315,405	(83,024)	211,925		24,158	(194,373)	(343,661)	(4,904)	(518,780)	(306,855)	1,963,981	1,657,126	2,365	(19,502)	(35,142)	(52,279)
Fidelity VIP Overseas (AdvantEdge) (Restated)	452	6,428	51,602	58,482		17,075	(20,522)	(6,140)	(3,208)	(12,795)	45,687	312,553	358,240	2,219	(3,184)	(522)	(1,487)
Fidelity VIP Overseas (AnnuiChoice II) (Restated)	790	8,457	21,626	30,873		—	(1,624)	(17,490)	(678)	(19,792)	11,081	163,552	174,633	—	(268)	(1,842)	(2,110)
Fidelity VIP Overseas (AnnuiChoice) (Restated)	(1,128)	(19,600)	51,795	31,067		100	(150,813)	(781)	(200)	(151,694)	(120,627)	260,162	139,535	—	(11,848)	(45)	(11,893)
Fidelity VIP Overseas (GrandMaster flex3) (Restated)	54	8,520	11,911	20,485		—	(20,729)	(5,949)	(99)	(26,777)	(6,292)	126,120	119,828	—	(1,826)	(510)	(2,336)
Fidelity VIP Overseas (GrandMaster) (Restated)	621	7,089	23,808	31,518		30,947	(42,672)	(22,535)	(74)	(34,334)	(2,816)	185,277	182,461	4,248	(5,830)	(3,205)	(4,787)
Fidelity VIP Overseas (IQ3) (Restated)	847	(7,381)	64,452	57,918		3,494	(15,688)	(11,609)	(182)	(23,985)	33,933	317,943	351,876	331	(1,579)	(1,059)	(2,307)
Fidelity VIP Overseas (Pinnacle) (Restated)	(69)	(23,796)	102,314	78,449		—	(168,292)	(13,539)	(124)	(181,955)	(103,506)	468,529	365,023	—	(13,710)	(1,112)	(14,822)
Fidelity VIP Overseas (Pinnacle IV) (Restated)	(2,095)	(159,686)	327,884	166,103		129	(416,194)	(123,563)	(401)	(540,029)	(373,926)	1,083,166	709,240	11	(34,868)	(10,131)	(44,988)
Fidelity VIP Overseas (Pinnacle Plus) (Restated)	(152)	(2,420)	57,036	54,464		—	(36,505)	13,134	(477)	(23,848)	30,616	304,798	335,414	—	(2,486)	855	(1,631)
Fidelity VIP Overseas (Pinnacle V) (Restated)	(137)	39,843	75,813	115,519		6,592	(67,878)	(94,917)	(1,122)	(157,325)	(41,806)	727,986	686,180	924	(10,202)	(13,873)	(23,151)
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	41,575	(79,167)	293,843	256,251		—	(264,958)	(34,842)	(1,258)	(301,058)	(44,807)	2,326,953	2,282,146	—	(17,981)	(2,397)	(20,378)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)*	141	(1)	135	275		—	—	6,551	(7)	6,544	6,819	—	6,819	—	—	446	446
Franklin Income Securities (Pinnacle)	319,038	(232,843)	599,740	685,935		163,234	(1,218,859)	(191,615)	(2,144)	(1,249,384)	(563,449)	6,376,222	5,812,773	8,235	(62,956)	(10,133)	(64,854)
Franklin Income Securities (Pinnacle II Reduced M&E)*	12,161	(18)	3,847	15,990		—	(991)	215,308	(8)	214,309	230,299	—	230,299	—	—	11,408	11,408
JP Morgan IT Mid Cap Value (AnnuiChoice)	—	1	219	220		—	—	—	(4)	(4)	216	1,152	1,368	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(476)	1,757	13,678	14,959		—	(2,535)	—	(44)	(2,579)	12,380	81,682	94,062	—	(144)	—	(144)
JP Morgan IT Mid Cap Value (Grandmaster)	(182)	3,262	7,204	10,284		—	(6,377)	—	(9)	(6,386)	3,898	56,175	60,073	—	(346)	—	(346)
JP Morgan IT Mid Cap Value (IQ3)	(165)	297	6,360	6,492		—	(75)	—	(28)	(103)	6,389	34,872	41,261	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(109)	14,444	3,140	17,475		—	(27,356)	(4,796)	(20)	(32,172)	(14,697)	106,523	91,826	—	(1,536)	(274)	(1,810)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,711)	102,787	7,677	108,753		—	(231,105)	—	(253)	(231,358)	(122,605)	693,039	570,434	—	(13,191)	(1)	(13,192)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(1,616)	25,336	20,589	44,309		—	(47,311)	—	(364)	(47,675)	(3,366)	250,239	246,873	—	(2,606)	—	(2,606)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3)	138	33	1,426	1,597		—	(290)	—	(1)	(291)	1,306	10,044	11,350	—	(12)	—	(12)
Van Kampen UIF Emerging Markets Debt (IQ3)	20	6	187	213		—	—	—	(5)	(5)	208	1,310	1,518	—	—	—	—
Van Kampen UIF Emerging Markets Debt (Pinnacle)	4,336	22,011	21,147	47,494		—	(81,481)	(19,840)	(111)	(101,432)	(53,938)	347,745	293,807	—	(2,820)	(696)	(3,516)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV)	3,513	4,007	30,183	37,703		—	(56,619)	—	(84)	(56,703)	(19,000)	252,191	233,191	—	(2,343)	—	(2,343)
Van Kampen UIF Emerging Markets Debt (Pinnacle II Reduced M&E)*	270	65	1,298	1,633		—	(4,521)	18,336	(3)	13,812	15,445	—	15,445	—	—	489	489
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	—	29	—	29		10,373	(10,402)	—	—	(29)	—	—	—	1,111	(1,111)	—	—
Van Kampen UIF U.S. Real Estate (AnnuiChoice II)	(14)	35	560	581		—	(142)	—	(8)	(150)	431	4,051	4,482	—	(14)	—	(14)
Van Kampen UIF U.S. Real Estate (AnnuiChoice)	(32)	1,810	3,198	4,976		—	(9,067)	—	(97)	(9,164)	(4,188)	34,689	30,501	—	(351)	—	(351)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3)	(918)	4,725	12,926	16,733		—	(8,212)	(16,081)	(64)	(24,357)	(7,624)	123,772	116,148	—	(346)	(662)	(1,008)
Van Kampen UIF U.S. Real Estate (IQ3)	(497)	(16,402)	28,111	11,212		—	(15,045)	—	(56)	(15,101)	(3,889)	84,167	80,278	—	(631)	—	(631)
Van Kampen UIF U.S. Real Estate (Pinnacle)	(3,434)	66,015	29,554	92,135		600	(87,567)	(43,864)	(311)	(131,142)	(39,007)	678,786	639,779	18	(2,728)	(1,351)	(4,061)
Van Kampen UIF U.S. Real Estate (Pinnacle IV)	(8,622)	(161,930)	357,871	187,319		—	(192,747)	(9,203)	(244)	(202,194)	(14,875)	1,352,862	1,337,987	—	(7,339)	(346)	(7,685)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (Pinnacle II Reduced M&E)*	$(2)	$(6)	$—	$(8)		$—	$(4,478)	$4,490	$(4)	$8	$—	$—	$—	—	—	—	—
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	4,794	(8,559)	48,748	44,983		1,294	(12,424)	(8,518)	(265)	(19,913)	25,070	282,076	307,146	71	(715)	(486)	(1,130)
Franklin Growth and Income Securities (AdvantEdge)	1,571	622	9,584	11,777		7,500	(3,146)	(1,830)	(752)	1,772	13,549	112,570	126,119	720	(378)	(172)	170
Franklin Growth and Income Securities (AnnuiChoice II)	2,233	(1,870)	9,427	9,790		—	(2,636)	39,282	(215)	36,431	46,221	79,500	125,721	—	(276)	3,774	3,498
Franklin Growth and Income Securities (AnnuiChoice)	17,914	(5,388)	83,878	96,404		43,458	(147,008)	10,821	(2,090)	(94,819)	1,585	912,881	914,466	3,043	(10,240)	729	(6,468)
Franklin Growth and Income Securities (GrandMaster flex3)	5,198	(34,892)	75,610	45,916		—	(113,407)	78,041	(255)	(35,621)	10,295	464,956	475,251	—	(8,050)	5,415	(2,635)
Franklin Growth and Income Securities (Grandmaster)	11,614	22,032	47,919	81,565		1,200	(63,991)	(93,543)	(141)	(156,475)	(74,910)	851,941	777,031	83	(4,411)	(6,830)	(11,158)
Franklin Growth and Income Securities (IQ Annuity)	10,623	(34,191)	96,701	73,133		1,700	(101,535)	52,322	(657)	(48,170)	24,963	694,424	719,387	119	(7,018)	3,600	(3,299)
Franklin Growth and Income Securities (Pinnacle)	12,779	4,868	64,740	82,387		15,736	(141,818)	(112,114)	(395)	(238,591)	(156,204)	877,399	721,195	1,774	(16,097)	(12,757)	(27,080)
Franklin Growth and Income Securities (Pinnacle IV)	45,625	(516,815)	776,875	305,685		22,071	(884,881)	(192,395)	(1,144)	(1,056,349)	(750,664)	3,137,418	2,386,754	1,523	(61,881)	(13,120)	(73,478)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)*	15	4	15	34		—	—	753	—	753	787	—	787	—	—	85	85
Franklin Growth and Income Securities (Pinnacle Plus)	7,840	(22,954)	75,141	60,027		—	(32,583)	37,404	(595)	4,226	64,253	579,740	643,993	—	(2,486)	2,794	308
Franklin Growth and Income Securities (Pinnacle V)	11,604	40,650	34,150	86,404		11,456	(46,554)	(24,309)	(4,215)	(63,622)	22,782	821,871	844,653	1,400	(5,895)	(2,605)	(7,100)
Franklin Income Securities (AdvantEdge)	10,653	2,515	9,496	22,664		8,639	(41,273)	404	(602)	(32,832)	(10,168)	224,338	214,170	786	(3,715)	33	(2,896)
Franklin Income Securities (AnnuiChoice II)	20,106	6,947	13,440	40,493		—	(6,812)	(2,670)	(363)	(9,845)	30,648	363,033	393,681	—	(590)	(237)	(827)
Franklin Income Securities (AnnuiChoice)	12,481	(2,564)	15,398	25,315		—	(11,842)	20,918	(243)	8,833	34,148	220,473	254,621	—	(621)	1,051	430
Franklin Income Securities (GrandMaster flex3)	68,718	(99,458)	187,337	156,597		360	(196,442)	(250,033)	(867)	(446,982)	(290,385)	1,730,279	1,439,894	20	(11,090)	(13,809)	(24,879)
Franklin Income Securities (Grandmaster)	55,944	23,064	44,805	123,813		312	(128,223)	(59,390)	(386)	(187,687)	(63,874)	1,283,619	1,219,745	17	(7,455)	(3,083)	(10,521)
Franklin Income Securities (IQ Annuity)	51,787	(51,057)	111,171	111,901		37,282	(203,675)	(16,482)	(927)	(183,802)	(71,901)	1,166,870	1,094,969	1,945	(11,369)	(881)	(10,305)
Franklin Income Securities (Pinnacle IV)	202,716	(106,565)	331,387	427,538		46,607	(801,426)	(116,862)	(922)	(872,603)	(445,065)	4,218,221	3,773,156	2,470	(43,277)	(5,964)	(46,771)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	(25)	—	189	164		—	—	13,376	—	13,376	13,540	—	13,540	—	—	1,169	1,169
Franklin Income Securities (Pinnacle Plus)	47,873	(38,271)	95,906	105,508		—	(64,887)	(108,639)	(963)	(174,489)	(68,981)	1,064,943	995,962	—	(4,049)	(6,806)	(10,855)
Franklin Income Securities (Pinnacle V)	126,432	44,456	96,634	267,522		593,057	(186,811)	(16,747)	(2,285)	387,214	654,736	2,367,411	3,022,147	55,830	(18,019)	(1,611)	36,200
Franklin Large Cap Growth Securities (AdvantEdge)	(971)	8,511	8,166	15,706		1,550	(995)	22,743	(1,262)	22,036	37,742	119,983	157,725	158	(219)	2,464	2,403
Franklin Large Cap Growth Securities (AnnuiChoice II)	(442)	(511)	13,952	12,999		—	(1,772)	(591)	(388)	(2,751)	10,248	118,686	128,934	—	(207)	(51)	(258)
Franklin Large Cap Growth Securities (AnnuiChoice)	(109)	1,250	3,522	4,663		—	(5,268)	8,621	(14)	3,339	8,002	35,903	43,905	—	(365)	633	268
Franklin Large Cap Growth Securities (GrandMaster flex3)	(118)	1,785	755	2,422		—	(9,707)	(3,953)	(26)	(13,686)	(11,264)	22,091	10,827	—	(694)	(280)	(974)
Franklin Large Cap Growth Securities (Grandmaster)	(203)	(346)	4,682	4,133		—	(1,174)	(2,927)	(17)	(4,118)	15	38,259	38,274	—	(85)	(205)	(290)
Franklin Large Cap Growth Securities (IQ Annuity)	(1,293)	(10,560)	33,426	21,573		—	(88,312)	—	(117)	(88,429)	(66,856)	213,170	146,314	—	(6,354)	—	(6,354)
Franklin Large Cap Growth Securities (Pinnacle)	(1,052)	33,097	(1,627)	30,418		5,941	(127,792)	(7,959)	(78)	(129,888)	(99,470)	238,753	139,283	417	(8,726)	(479)	(8,788)
Franklin Large Cap Growth Securities (Pinnacle IV)	(6,259)	12,068	123,051	128,860		8,018	(546,028)	(45,353)	(154)	(583,517)	(454,657)	1,181,000	726,343	576	(38,552)	(3,193)	(41,169)
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)*	(14)	(2)	70	54		—	(410)	5,355	—	4,945	4,999	—	4,999	—	—	350	350
Franklin Large Cap Growth Securities (Pinnacle Plus)	(2,062)	2,027	24,581	24,546		210	(10,522)	(25,734)	(301)	(36,347)	(11,801)	239,248	227,447	17	(866)	(2,076)	(2,925)
Franklin Large Cap Growth Securities (Pinnacle V)	(5,703)	32,552	49,654	76,503		11,593	(51,822)	(4,123)	(3,370)	(47,722)	28,781	749,243	778,024	1,296	(6,183)	(580)	(5,467)
Franklin Mutual Shares Securities (AdvantEdge)	5,723	12,820	129,828	148,371		69,972	(15,827)	(17,784)	(12,667)	23,694	172,065	1,186,695	1,358,760	7,306	(3,058)	(1,732)	2,516
Franklin Mutual Shares Securities (AnnuiChoice II)	1,679	5,673	14,839	22,191		247	(12,353)	2,535	(1,036)	(10,607)	11,584	173,297	184,881	26	(1,312)	245	(1,041)
Franklin Mutual Shares Securities (AnnuiChoice)	4,118	11,291	36,332	51,741		17,966	(117,130)	(22,993)	(784)	(122,941)	(71,200)	409,084	337,884	1,180	(7,147)	(1,399)	(7,366)
Franklin Mutual Shares Securities (GrandMaster flex3)	2,660	(105,022)	206,112	103,750		360	(116,285)	(185,931)	(445)	(302,301)	(198,551)	1,011,009	812,458	23	(7,748)	(12,531)	(20,256)
Franklin Mutual Shares Securities (IQ Advisor Standard)	182	(7)	1,383	1,558		—	—	—	—	—	1,558	11,492	13,050	—	—	—	—
Franklin Mutual Shares Securities (IQ Annuity)	1,885	(14,070)	48,703	36,518		1,180	(41,041)	7,233	(325)	(32,953)	3,565	303,946	307,511	75	(2,742)	525	(2,142)
Franklin Mutual Shares Securities (Pinnacle)	5,051	12,898	82,001	99,950		1,450	(126,290)	(30,360)	(343)	(155,543)	(55,593)	847,602	792,009	93	(8,165)	(1,908)	(9,980)
Franklin Mutual Shares Securities (Pinnacle IV)	9,465	(149,541)	378,368	238,292		14,795	(502,545)	(84,407)	(774)	(572,931)	(334,639)	2,125,353	1,790,714	978	(33,123)	(5,046)	(37,191)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)*	6	4	36	46		—	—	742	—	742	788	—	788	—	—	48	48
Franklin Mutual Shares Securities (Pinnacle Plus)	2,237	(2,446)	83,459	83,250		210	(52,903)	(103,892)	(565)	(157,150)	(73,900)	749,766	675,866	15	(3,772)	(7,663)	(11,420)
Franklin Mutual Shares Securities (Pinnacle V)	12,771	75,713	225,583	314,067		108,000	(353,826)	28,208	(10,430)	(228,048)	86,019	2,580,985	2,667,004	12,827	(43,771)	3,792	(27,152)
Franklin Mutual Shares Securities(Grandmaster)	11,167	114,583	12,442	138,192		2,985	(336,823)	230,772	(432)	(103,498)	34,694	1,122,695	1,157,389	199	(23,021)	16,227	(6,595)
Franklin Small Cap Value Securities (AdvantEdge)	(582)	6,245	5,924	11,587		—	—	(5,285)	(401)	(5,686)	5,901	84,190	90,091	—	(36)	(619)	(655)
Franklin Small Cap Value Securities (Annuichoice II)	(121)	1,120	3,782	4,781		—	(2,400)	2,313	(74)	(161)	4,620	28,138	32,758	1	(254)	237	(16)
Franklin Small Cap Value Securities (Annuichoice)	(275)	4,594	12,868	17,187		3,200	(16,513)	(4,928)	(197)	(18,438)	(1,251)	116,277	115,026	321	(1,792)	(515)	(1,986)
Franklin Small Cap Value Securities (Grandmaster)	(4,879)	36,068	96,185	127,374		4,347	(303,282)	(38,047)	(359)	(337,341)	(209,967)	895,494	685,527	461	(32,148)	(2,661)	(34,348)
Franklin Small Cap Value Securities (Grandmaster flex3)	(545)	(1,216)	12,522	10,761		—	(5,953)	(1,000)	(35)	(6,988)	3,773	68,431	72,204	—	(627)	(101)	(728)
Franklin Small Cap Value Securities (IQ Annuuity)	(721)	5,335	11,380	15,994		787	(9,167)	34,853	(69)	26,404	42,398	82,712	125,110	77	(970)	3,637	2,744
Franklin Small Cap Value Securities (Pinnacle Plus)	(2,112)	12,230	26,411	36,529		—	(31,948)	(13,422)	(266)	(45,636)	(9,107)	255,866	246,759	—	(3,333)	(1,628)	(4,961)
Franklin Small Cap Value Securities Fund (Pinnacle)	(1,699)	3,949	44,874	47,124		1,500	(47,175)	34,443	(334)	(11,566)	35,558	294,165	329,723	150	(4,856)	3,389	(1,317)
Franklin Small Cap Value Securities Fund (Pinnacle IV)	(5,577)	81,567	52,710	128,700		—	(191,554)	(16,951)	(239)	(208,744)	(80,044)	868,212	788,168	—	(19,855)	(1,695)	(21,550)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle V)	$(2,545)	$11,359	$40,502	$49,316		$12,447	$(75,421)	$(12,755)	$(464)	$(76,193)	$(26,877)	$365,583	$338,706	1,309	(8,469)	(1,287)	(8,447)
Invesco Van Kampen VI American Franchise (AdvantEdge)	(549)	2,315	2,079	3,845		—	(1,090)	(26,888)	(122)	(28,100)	(24,255)	35,811	11,556	—	(112)	(2,464)	(2,576)
Invesco Van Kampen VI American Franchise (AnnuiChoice II)	(97)	90	959	952		—	(50)	109	(74)	(15)	937	7,813	8,750	—	(10)	9	(1)
Invesco Van Kampen VI American Franchise (AnnuiChoice)	(55)	23	691	659		—	—	—	(5)	(5)	654	5,354	6,008	—	—	—	—
Invesco Van Kampen VI American Franchise (GrandMaster flex3)	(7)	—	8	1		—	—	—	(8)	(8)	(7)	7	—	—	—	—	—
Invesco Van Kampen VI American Franchise (Grandmaster)	(336)	15,247	(5,562)	9,349		—	(83,324)	12,396	—	(70,928)	(61,579)	77,511	15,932	—	(5,282)	744	(4,538)
Invesco Van Kampen VI American Franchise (Pinnacle Plus)	(1,253)	(841)	14,630	12,536		510	(24,555)	(63,521)	(82)	(87,648)	(75,112)	117,288	42,176	37	(1,815)	(4,839)	(6,617)
Invesco Van Kampen VI Comstock (AdvantEdge)	172	203	5,358	5,733		18,457	(47)	34,831	(296)	52,945	58,678	14,928	73,606	1,820	(33)	3,427	5,214
Invesco Van Kampen VI Comstock (AnnuiChoice II)	77	136	3,272	3,485		—	(365)	(772)	(152)	(1,289)	2,196	20,209	22,405	—	(51)	(72)	(123)
Invesco Van Kampen VI Comstock (AnnuiChoice)	111	40	3,288	3,439		14	—	—	(4)	10	3,449	19,380	22,829	1	—	—	1
Invesco Van Kampen VI Comstock (GrandMaster flex3)	9	2,004	12,007	14,020		—	(3,419)	5,957	(26)	2,512	16,532	80,438	96,970	—	(214)	384	170
Invesco Van Kampen VI Comstock (Grandmaster)	(20)	(2,205)	11,429	9,204		—	(19,979)	(2,573)	(40)	(22,592)	(13,388)	67,195	53,807	—	(1,329)	(158)	(1,487)
Invesco Van Kampen VI Comstock (IQ Annuity)	7	275	2,223	2,505		—	(3,981)	2,804	(19)	(1,196)	1,309	16,884	18,193	—	(261)	165	(96)
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E)	(14)	—	101	87		—	—	7,310	—	7,310	7,397	—	7,397	—	—	611	611
Invesco Van Kampen VI Comstock (Pinnacle Plus)	(623)	2,199	26,527	28,103		210	(21,365)	(77,033)	(149)	(98,337)	(70,234)	203,801	133,567	15	(1,472)	(5,563)	(7,020)
Invesco Van Kampen VI American Value (AdvantEdge)	(3,588)	14,034	41,211	51,657		20,776	(3,522)	(21,900)	(2,677)	(7,323)	44,334	339,695	384,029	1,891	(569)	(1,957)	(635)
Invesco Van Kampen VI American Value (AnnuiChoice II)	(339)	2,893	6,847	9,401		—	(3,967)	7,332	(192)	3,173	12,574	56,522	69,096	—	(372)	687	315
Invesco Van Kampen VI American Value (Grandmaster flex3)	(68)	—	773	705		—	—	18,749	—	18,749	19,454	—	19,454	—	—	1,694	1,694
Invesco Van Kampen VI American Value (Grandmaster)	(25)	1,323	29	1,327		—	(1,770)	(33,411)	—	(35,181)	(33,854)	33,854	—	—	(161)	(3,211)	(3,372)
Invesco Van Kampen VI American Value (IQ Annuity)	(97)	269	1,854	2,026		—	(738)	6,204	(35)	5,431	7,457	10,325	17,782	—	(69)	578	509
Invesco Van Kampen VI American Value (Pinnacle Plus)	(14,290)	31,411	97,737	114,858		1,801	(56,785)	1,180,465	(183)	1,125,298	1,240,156	131,326	1,371,482	166	(5,162)	111,858	106,862
Invesco Van Kampen VI American Franchise (Pinnacle)	(345)	31	3,438	3,124		4,666	(15,764)	(3,004)	(24)	(14,126)	(11,002)	27,328	16,326	296	(1,009)	(200)	(913)
Invesco Van Kampen VI American Franchise (Pinnacle IV)	(2,410)	14,011	7,678	19,279		2,784	(55,994)	12,661	(54)	(40,603)	(21,324)	165,926	144,602	180	(3,631)	807	(2,644)
Invesco Van Kampen VI American Franchise (Pinnacle V)	(1,426)	3,928	7,660	10,162		68	(5,100)	1,595	(237)	(3,674)	6,488	84,696	91,184	7	(490)	166	(317)
Invesco Van Kampen VI Comstock (Pinnacle)	179	1,365	17,203	18,747		—	(1,673)	(5,535)	(33)	(7,241)	11,506	109,855	121,361	—	(107)	(340)	(447)
Invesco Van Kampen VI Comstock (Pinnacle IV)	(266)	60,154	12,697	72,585		10,444	(118,671)	(23,793)	(121)	(132,141)	(59,556)	470,030	410,474	656	(7,568)	(1,516)	(8,428)
Invesco Van Kampen VI Comstock (Pinnacle II Reduced M&E)*	10	2	116	128		—	(148)	1,907	—	1,759	1,887	—	1,887	—	—	112	112
Invesco Van Kampen VI Comstock (Pinnacle V)	(108)	6,474	18,746	25,112		33,440	(3,172)	14,010	(1,199)	43,079	68,191	131,789	199,980	3,837	(508)	1,653	4,982
Invesco Van Kampen VI International Growth Class II (Advantedge)	27	4	508	539		9,133	—	(38)	(14)	9,081	9,620	—	9,620	1,015	(1)	(5)	1,009
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus)	—	54	2,842	2,896		3,630	(4,033)	35,085	—	34,682	37,578	—	37,578	386	(428)	3,967	3,925
Invesco Van Kampen VI International Growth Class II (Pinnacle)	392	799	5,029	6,220		—	(8,065)	67,464	(5)	59,394	65,614	—	65,614	—	(954)	7,819	6,865
Invesco Van Kampen VI International Growth Class II (Pinnacle V)	(162)	455	14,550	14,843		14,846	(12,843)	66,368	(3)	68,368	83,211	77,768	160,979	1,620	(1,429)	7,433	7,624
Invesco Van Kampen VI American Value II (Pinnacle V)	(2,062)	9,456	23,360	30,754		23,408	(3,773)	(24,076)	(1,365)	(5,806)	24,948	218,407	243,355	2,209	(470)	(2,468)	(729)
Invesco Van Kampen VI American Value II (Pinnacle)	(102)	3,334	(710)	2,522		5,790	(30,217)	(154)	(11)	(24,592)	(22,070)	24,925	2,855	505	(2,684)	(58)	(2,237)
Invesco Van Kampen VI American Value II (Pinnacle IV)	(173)	4,785	(847)	3,765		—	(20,591)	(1,408)	—	(21,999)	(18,234)	26,534	8,300	—	(1,826)	(108)	(1,934)
Templeton Foreign Securities (Pinnacle)	5,855	9,337	42,252	57,444		—	(37,995)	(106,566)	(107)	(144,668)	(87,224)	454,151	366,927	—	(2,133)	(6,330)	(8,463)
Templeton Foreign Securities (Pinnacle IV)	21,341	(194,017)	380,950	208,274		15,183	(313,615)	(60,268)	(515)	(359,215)	(150,941)	1,448,044	1,297,103	872	(17,982)	(3,378)	(20,488)
Templeton Foreign Securities (Pinnacle II Reduced M&E)*	40	(10)	77	107		—	(153)	2,069	—	1,916	2,023	—	2,023	—	—	105	105
Templeton Foreign Securities (Pinnacle V)	18,350	50,754	106,938	176,042		52,079	(116,049)	15,651	(3,458)	(51,777)	124,265	1,108,968	1,233,233	6,156	(14,429)	1,935	(6,338)
Templeton Foreign Securities Fund (AnnuiChoice II)	3,028	4,031	15,211	22,270		—	(1,338)	1,764	(301)	125	22,395	133,998	156,393	—	(161)	142	(19)
Templeton Foreign Securities Fund (AnnuiChoice)	1,541	4,290	5,957	11,788		20	(15,135)	—	(115)	(15,230)	(3,442)	72,018	68,576	1	(790)	—	(789)
Templeton Foriegn Securities Fund (AdvantEdge)	5,051	(3,339)	49,911	51,623		43,147	(5,453)	(38,382)	(2,507)	(3,195)	48,428	326,285	374,713	4,891	(928)	(4,471)	(508)
Templeton Foriegn Securities Fund (GrandMaster flex3)	3,446	(25,104)	60,982	39,324		—	(28,676)	(11,198)	(93)	(39,967)	(643)	269,272	268,629	—	(1,696)	(680)	(2,376)
Templeton Foriegn Securities Fund (Grandmaster)	1,796	9,971	15,408	27,175		—	(131,807)	(38,248)	(42)	(170,097)	(142,922)	259,338	116,416	—	(7,317)	(2,358)	(9,675)
Templeton Foriegn Securities Fund (Pinnacle Plus)	34,734	(238,845)	139,918	(64,193)		1,696	(70,589)	216,139	(612)	146,634	82,441	534,704	617,145	106	(4,522)	4,159	(257)
Templeton Growth Securities (AdvantEdge)	306	188	14,724	15,218		—	(2,672)	(14,411)	(807)	(17,890)	(2,672)	84,002	81,330	—	(398)	(1,598)	(1,996)
Templeton Growth Securities (AnnuiChoice II)	587	(4)	9,945	10,528		—	(3,648)	9,753	(202)	5,903	16,431	50,913	67,344	—	(439)	1,106	667
Templeton Growth Securities (AnnuiChoice)	51	(5)	855	901		—	—	(29)	(19)	(48)	853	4,557	5,410	—	(1)	(2)	(3)
Templeton Growth Securities (GrandMaster flex3)	1,572	(146,138)	224,473	79,907		360	(105,390)	(143,570)	(322)	(248,922)	(169,015)	622,499	453,484	25	(7,770)	(10,711)	(18,456)
Templeton Growth Securities (Grandmaster)	453	25,019	1,451	26,923		—	(395,876)	216,390	(43)	(179,529)	(152,606)	245,644	93,038	—	(26,916)	14,355	(12,561)
Templeton Growth Securities (IQ Advisor Standard)	80	(8)	960	1,032		—	—	—	—	—	1,032	5,071	6,103	—	—	—	—
Templeton Growth Securities (IQ Annuity)	3,759	766	122,810	127,335		—	(70,425)	(7,821)	(318)	(78,564)	48,771	695,795	744,566	—	(4,910)	(509)	(5,419)
Templeton Growth Securities (Pinnacle)	2,146	5,059	53,058	60,263		—	(19,141)	(5,247)	(74)	(24,462)	35,801	312,285	348,086	—	(1,278)	(281)	(1,559)
Templeton Growth Securities (Pinnacle IV)	5,505	49,859	96,940	152,304		12,823	(180,812)	(7,417)	(147)	(175,553)	(23,249)	879,598	856,349	891	(13,049)	(70)	(12,228)
Templeton Growth Securities (Pinnacle II Reduced M&E)*	91	(2)	600	689		—	—	8,437	(6)	8,431	9,120	—	9,120	—	—	571	571
Templeton Growth Securities (Pinnacle Plus)	238	(20,351)	66,342	46,229		510	(14,915)	(106,120)	(180)	(120,705)	(74,476)	292,359	217,883	37	(1,143)	(8,004)	(9,110)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle V)	$4,074	$43,751	$89,463	$137,288	$3,225	$(99,918)	$34,431	$(2,516)	$(64,778)	$72,510	$726,054	$798,564	478	(13,731)	4,971	(8,282)
Van Kampen UIF Emerging Markets Debt (AdvantEdge)	2,048	2,364	20,923	25,335	15,000	(7,419)	(7,441)	(1,172)	(1,032)	24,303	151,328	175,631	1,218	(656)	(554)	8
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II)	1,321	251	10,109	11,681	—	(148)	16,417	(80)	16,189	27,870	62,819	90,689	—	(16)	1,205	1,189
Van Kampen UIF Emerging Markets Debt (AnnuiChoice)	3,200	13,153	8,341	24,694	—	(76,514)	—	(341)	(76,855)	(52,161)	156,047	103,886	—	(5,272)	—	(5,272)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3)	1,356	674	17,403	19,433	—	(10,206)	54,600	(10)	44,384	63,817	116,914	180,731	—	(756)	3,891	3,135
Van Kampen UIF Emerging Markets Debt (Grandmaster)	267	1,002	1,146	2,415	—	(22,977)	13,992	(7)	(8,992)	(6,577)	25,356	18,779	—	(1,066)	629	(437)
Van Kampen UIF Emerging Markets Debt (IQ Annuity)	1,555	2,012	15,584	19,151	—	(1,139)	69,403	(165)	68,099	87,250	105,304	192,554	—	(55)	2,953	2,898
Van Kampen UIF Emerging Markets Debt (Pinnacle IV)	3,132	7,374	24,397	34,903	5,424	(30,588)	8,484	(63)	(16,743)	18,160	217,547	235,707	416	(2,302)	710	(1,176)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	—	29	—	29	13,264	(13,293)	—	—	(29)	—	—	—	1,161	(1,161)	—	—
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus)	28,016	140,288	220,065	388,369	406	(132,860)	(2,708,521)	(789)	(2,841,764)	(2,453,395)	4,414,388	1,960,993	21	(6,827)	(143,971)	(150,777)
Van Kampen UIF Emerging Markets Debt (Pinnacle V)	4,485	5,850	46,999	57,334	17,241	(18,206)	84,578	(850)	82,763	140,097	317,797	457,894	1,358	(1,409)	6,286	6,235
Van Kampen UIF Emerging Markets Equity (AdvantEdge)	(6,090)	14,553	54,416	62,879	8,000	(6,333)	8,141	(2,669)	7,139	70,018	337,650	407,668	989	(1,132)	1,243	1,100
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II)	(475)	4,974	2,059	6,558	247	(337)	(24,702)	(152)	(24,944)	(18,386)	58,192	39,806	19	(39)	(2,142)	(2,162)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice)	(2,414)	42,058	(7,772)	31,872	—	(170,546)	(3,228)	(329)	(174,103)	(142,231)	291,482	149,251	—	(5,368)	(113)	(5,481)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3)	(4,062)	65,882	(14,502)	47,318	225	(93,520)	(39,539)	(166)	(133,000)	(85,682)	318,431	232,749	7	(2,940)	(1,280)	(4,213)
Van Kampen UIF Emerging Markets Equity (Grandmaster)	(8,404)	82,263	34,899	108,758	4,901	(170,704)	(16,112)	(344)	(182,259)	(73,501)	653,035	579,534	158	(5,239)	(479)	(5,560)
Van Kampen UIF Emerging Markets Equity (IQ Annuity)	(5,297)	6,798	58,873	60,374	420	(19,076)	(24,864)	(297)	(43,817)	16,557	350,361	366,918	12	(606)	(773)	(1,367)
Van Kampen UIF Emerging Markets Equity (Pinnacle)	(5,062)	1,309	66,068	62,315	7,594	(54,703)	5,888	(269)	(41,490)	20,825	356,942	377,767	227	(1,708)	204	(1,277)
Van Kampen UIF Emerging Markets Equity (Pinnacle IV)	(27,417)	248,794	75,056	296,433	4,748	(298,158)	(512,383)	(721)	(806,514)	(510,081)	2,033,373	1,523,292	149	(9,375)	(16,398)	(25,624)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus)	(24,064)	(137,680)	170,961	9,217	1,485	(124,257)	209,928	(1,102)	86,054	95,271	763,163	858,434	53	(4,513)	3,074	(1,386)
Van Kampen UIF Emerging Markets Equity (Pinnacle V)	(16,362)	49,230	137,591	170,459	15,549	(85,954)	(139,656)	(4,124)	(214,185)	(43,726)	1,067,708	1,023,982	1,660	(9,845)	(15,732)	(23,917)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	—	(27)	—	(27)	13,495	(13,468)	—	—	27	—	—	—	1,108	(1,108)	—	—
Van Kampen UIF U. S. Real Estate (Pinnacle Plus)	(10,520)	97,336	39,347	126,163	406	(120,804)	1,033,923	(887)	912,638	1,038,801	598,363	1,637,164	18	(5,478)	47,897	42,437
Van Kampen UIF U.S. Real Estate (AdvantEdge)	(2,954)	3,452	26,698	27,196	21,096	(3,008)	40,513	(1,693)	56,908	84,104	191,413	275,517	1,828	(415)	3,515	4,928
Van Kampen UIF U.S. Real Estate (AnnuiChoice II)	(983)	18,814	2,195	20,026	—	(41,412)	(30,136)	(92)	(71,640)	(51,614)	198,865	147,251	9	(4,706)	(4,032)	(8,729)
Van Kampen UIF U.S. Real Estate (AnnuiChoice)	(285)	12,600	2,575	14,890	264	(61,767)	(14,230)	(10)	(75,743)	(60,853)	105,911	45,058	31	(6,600)	(1,668)	(8,237)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3)	(729)	5,786	4,959	10,016	—	(30,618)	14,850	(28)	(15,796)	(5,780)	80,613	74,833	—	(3,556)	1,667	(1,889)
Van Kampen UIF U.S. Real Estate (Grandmaster)	(798)	9,022	2,897	11,121	100	(30,174)	18,742	(49)	(11,381)	(260)	93,850	93,590	4	(1,174)	672	(498)
Van Kampen UIF U.S. Real Estate (IQ Annuity)	(1,394)	10,849	10,126	19,581	766	(7,602)	7,504	(163)	505	20,086	140,854	160,940	30	(298)	285	17
Van Kampen UIF U.S. Real Estate (Pinnacle IV)	(7,736)	115,029	12,553	119,846	4,355	(182,346)	(34,326)	(371)	(212,688)	(92,842)	902,918	810,076	503	(21,042)	(3,733)	(24,272)
Van Kampen UIF U.S. Real Estate (Pinnacle V)	(8,915)	73,032	54,137	118,254	29,233	(82,101)	(82,663)	(2,251)	(137,782)	(19,528)	873,379	853,851	3,264	(8,979)	(8,929)	(14,644)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge) (Restated)	(893)	1,097	10,176	10,380	14,006	(517)	13,449	(787)	26,151	36,531	80,582	117,113	1,532	(143)	1,486	2,875
BlackRock Capital Appreciation VI (AnnuiChoice II) (Restated)	(33)	63	677	707	—	—	16	(42)	(26)	681	5,614	6,295	—	(5)	4	(1)
BlackRock Capital Appreciation VI (Annuichoice) (Restated)	(86)	441	(141)	214	—	(1,229)	3,163	(58)	1,876	2,090	6,201	8,291	—	(140)	279	139
BlackRock Capital Appreciation VI (Grandmaster flex3) (Restated)	(146)	(312)	(36)	(494)	—	(12,534)	19,588	(19)	7,035	6,541	—	6,541	—	(1,344)	2,038	694
BlackRock Capital Appreciation VI Class III (Grandmaster) (Restated)	(23)	(35)	(29)	(87)	—	(36)	1,097	(11)	1,050	963	—	963	—	(5)	107	102
BlackRock Capital Appreciation VI Class III (Pinnacle) (Restated)	(106)	(183)	—	(289)	—	(1,909)	17,085	(44)	15,132	14,843	—	14,843	—	(209)	1,779	1,570
BlackRock Capital Appreciation VI Class III (Pinnacle IV) (Restated)	(909)	(1,663)	1,120	(1,452)	—	(36,520)	54,886	(153)	18,213	16,761	5,982	22,743	—	(3,806)	5,506	1,700
BlackRock Capital Appreciation VI Class III (Pinnacle V) (Restated)	(852)	3,209	2,338	4,695	31,968	(614)	58,341	(248)	89,447	94,142	22,601	116,743	3,471	(92)	6,329	9,708
BlackRock Global Allocation VI (Advantedge) (Restated)	(317)	(360)	43,983	43,306	52,320	(7,379)	6,213	(1,974)	49,180	92,486	514,082	606,568	5,597	(1,000)	616	5,213
BlackRock Global Allocation VI (AnnuiChoice II) (Restated)	338	(534)	4,711	4,515	12,775	(2,619)	17,677	(7)	27,826	32,341	38,894	71,235	1,408	(278)	1,847	2,977
BlackRock Global Allocation VI (Annuichoice) (Restated)	(469)	2,493	12,077	14,101	—	(161,249)	(16,306)	(266)	(177,821)	(163,720)	194,680	30,960	—	(16,930)	(1,625)	(18,555)
BlackRock Global Allocation VI (Grandmaster flex3) (Restated)	129	37	3,461	3,627	—	(20,783)	40,919	(36)	20,100	23,727	33,162	56,889	—	(2,221)	4,393	2,172
BlackRock Global Allocation VI (Grandmaster) (Restated)	108	95	798	1,001	—	(1,240)	34,843	(27)	33,576	34,577	8,896	43,473	—	(135)	3,624	3,489
BlackRock Global Allocation VI Class III (Pinnacle) (Restated)	(586)	127	5,630	5,171	—	(15,645)	(43,146)	(158)	(58,949)	(53,778)	77,974	24,196	—	(1,704)	(4,525)	(6,229)
BlackRock Global Allocation VI Class III (Pinnacle IV) (Restated)	(1,043)	1,206	5,112	5,275	—	(35,327)	(34,284)	(208)	(69,819)	(64,544)	71,977	7,433	—	(3,712)	(3,578)	(7,290)
BlackRock Global Allocation VI Class III (Pinnacle V) (Restated)	(478)	(178)	9,370	8,714	12,602	(1,645)	(33,238)	(139)	(22,420)	(13,706)	105,021	91,315	1,370	(191)	(3,495)	(2,316)
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle) (Restated)	(3,093)	(5,945)	101,005	91,967	14,094	(37,408)	(119,413)	(224)	(142,951)	(50,984)	676,635	625,651	834	(2,189)	(7,064)	(8,419)
DWS Small Cap Index VIP (Pinnacle IV) (Restated)	(176)	(464)	4,741	4,101	—	(2,434)	525	(13)	(1,922)	2,179	29,298	31,477	—	(151)	32	(119)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)*	(1)	(2)	62	59	—	—	2,156	(7)	2,149	2,208	—	2,208	—	—	123	123
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(90)	(151)	1,085	844	—	(1,660)	—	(9)	(1,669)	(825)	5,732	4,907	—	(184)	—	(184)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(145)	(13)	1,573	1,415	—	—	—	(12)	(12)	1,403	8,437	9,840	—	(1)	—	(1)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(101)	115	5,249	5,263	—	(48,915)	318	(2)	(48,599)	(43,336)	43,802	466	—	(5,268)	37	(5,231)

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	$(368)	$(64)	$4,662	$4,230	$—	$(1,039)	$(46)	$(8)	$(1,093)	$3,137	$25,641	$28,778	—	(124)	(2)	(126)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(316)	1,003	2,901	3,588	—	(20,403)	19,125	(7)	(1,285)	2,303	17,420	19,723	—	(2,162)	2,096	(66)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E ™)	—	(20)	—	(20)	11,640	(11,620)	—	—	20	—	—	—	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(1,837)	(1,634)	18,264	14,793	—	(22,491)	20,049	(204)	(2,646)	12,147	89,173	101,320	—	(2,468)	2,190	(278)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(451)	(518)	7,434	6,465	2,857	(403)	13,715	(129)	16,040	22,505	22,226	44,731	329	(57)	1,668	1,940
Columbia VIT Small Cap Value Class 2 (AdvantEdge) (Restated)	(3,525)	4,425	20,781	21,681	18,771	(6,523)	(44,376)	(387)	(32,515)	(10,834)	262,622	251,788	1,269	(460)	(3,079)	(2,270)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II) (Restated)	(162)	(667)	2,142	1,313	—	(109)	6,425	(110)	6,206	7,519	10,660	18,179	3	(14)	415	404
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3) (Restated)	(15)	99	56	140	—	—	2,138	(2)	2,136	2,276	—	2,276	—	—	144	144
Columbia VIT Small Cap Value Class 2 (Grandmaster) (Restated)	(328)	661	5,860	6,193	—	(35,895)	(18,573)	—	(54,468)	(48,275)	71,912	23,637	—	(2,260)	(1,223)	(3,483)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	—	(90)	—	(90)	11,217	(11,127)	—	—	90	—	—	—	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus) (Restated)	(1,631)	(2,683)	12,553	8,239	—	(27,926)	10,351	(245)	(17,820)	(9,581)	105,076	95,495	—	(1,883)	643	(1,240)
Columbia VIT Small Cap Value Class 2 (Pinnacle) (Restated)	(153)	(3,170)	4,866	1,543	—	(266)	(19,910)	(7)	(20,183)	(18,640)	22,789	4,149	—	(18)	(1,296)	(1,314)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV) (Restated)	(405)	(7,338)	8,986	1,243	—	(55,456)	22,748	(4)	(32,712)	(31,469)	37,659	6,190	—	(3,656)	1,436	(2,220)
Columbia VIT Small Cap Value Class 2 (Pinnacle V) (Restated)	(1,046)	4,956	4,059	7,969	11,747	(8,018)	(6,305)	(200)	(2,776)	5,193	84,519	89,712	771	(545)	(407)	(181)
DWS Small Cap Index (AdvantEdge) (Restated)	(208)	3,213	(228)	2,777	—	(296)	(2,451)	(31)	(2,778)	(1)	2,151	2,150	—	(28)	2	(26)
DWS Small Cap Index (AnnuiChoice II) (Restated)	(141)	2,592	966	3,417	—	(1,315)	555	(70)	(830)	2,587	28,195	30,782	—	(127)	(4)	(131)
DWS Small Cap Index (AnnuiChoice) (Restated)	(186)	10,601	(2,620)	7,795	—	(25,726)	—	(92)	(25,818)	(18,023)	54,510	36,487	—	(1,582)	—	(1,582)
DWS Small Cap Index (GrandMaster flex3) (Restated)	(649)	4,341	5,441	9,133	—	(3,927)	(4,151)	(23)	(8,101)	1,032	66,536	67,568	—	(243)	(255)	(498)
DWS Small Cap Index (Grandmaster) (Restated)	(63)	3,749	(1,120)	2,566	3,769	(12,219)	11,217	(7)	2,760	5,326	18,233	23,559	270	(878)	798	190
DWS Small Cap Index (IQ3) (Restated)	(773)	(6,078)	20,173	13,322	—	(10,931)	(27,612)	(67)	(38,610)	(25,288)	104,052	78,764	—	(733)	(1,841)	(2,574)
DWS Small Cap Index (Pinnacle Plus) (Restated)	(3,083)	(55,510)	(1,960)	(60,553)	1,185	(30,811)	181,314	(326)	151,362	90,809	238,708	329,517	78	(2,038)	5,537	3,577
DWS Small Cap Index VIP (Pinnacle IV) (Restated)	(2,551)	62,914	(15,311)	45,052	—	(73,966)	(30,937)	(106)	(105,009)	(59,957)	337,743	277,786	—	(4,776)	(2,157)	(6,933)
DWS Small Cap Index VIP (Pinnacle V) (Restated)	(1,041)	15,225	(183)	14,001	1,781	(13,254)	(2,124)	(547)	(14,144)	(143)	111,345	111,202	187	(1,462)	(323)	(1,598)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	11,505	2,327	27,757	41,589	8,560	(7,499)	(10,622)	(2,488)	(12,049)	29,540	350,096	379,636	719	(838)	(1,152)	(1,271)
Pimco VIT All Asset (IQ Annuity)	5,593	2,082	12,493	20,168	—	(6,217)	7,358	(112)	1,029	21,197	153,298	174,495	—	(563)	648	85
Pimco VIT All Asset (Pinnacle)	3,029	(141)	7,819	10,707	—	(1,998)	(2,200)	(47)	(4,245)	6,462	83,847	90,309	—	(184)	(187)	(371)
Pimco VIT All Asset (AnnuiChoice II)	17,897	2,290	33,896	54,083	—	(80,012)	141,557	(119)	61,426	115,509	355,537	471,046	—	(6,463)	11,766	5,303
Pimco VIT All Asset (AnnuiChoice)	2,011	(2,162)	7,117	6,966	—	(22,761)	1,253	(6)	(21,514)	(14,548)	64,278	49,730	—	(1,933)	100	(1,833)
Pimco VIT All Asset (GrandMaster flex3)	8,119	264	21,112	29,495	—	(2,796)	7,955	(84)	5,075	34,570	226,495	261,065	—	(246)	656	410
Pimco VIT All Asset (Grandmaster)	46,302	2,971	108,723	157,996	—	(81,435)	153,791	(56)	72,300	230,296	1,133,925	1,364,221	—	(7,005)	13,400	6,395
Pimco VIT All Asset (Pinnacle IV)	59,691	1,505	153,501	214,697	12,413	(34,580)	(7,362)	(210)	(29,739)	184,958	1,655,521	1,840,479	1,043	(2,964)	(667)	(2,588)
Pimco VIT All Asset (Pinnacle Plus)	8,884	1,559	19,358	29,801	—	(19,249)	65,129	(334)	45,546	75,347	195,447	270,794	—	(1,599)	5,668	4,069
Pimco VIT All Asset (Pinnacle V)	16,638	741	40,657	58,036	54,456	(26,724)	77,597	(1,245)	104,084	162,120	387,522	549,642	4,683	(2,336)	6,590	8,937
Pimco VIT Commodity Real Return (Pinnacle) (Restated)	3,523	9,236	(7,093)	5,666	545	(26,698)	25,646	(167)	(674)	4,992	228,719	233,711	71	(3,452)	2,931	(450)
Pimco VIT Commodity Real Return (Pinnacle IV) (Restated)	6,599	(7,501)	16,257	15,355	120	(151,573)	92,694	(389)	(59,148)	(43,793)	768,191	724,398	15	(19,863)	10,616	(9,232)
Pimco VIT Commodity Real Return (Pinnacle V) (Restated)	10,067	17,177	13,279	40,523	27,965	(76,625)	70,933	(3,033)	19,240	59,763	1,168,726	1,228,489	3,657	(10,108)	8,920	2,469
Pimco VIT Commodity Real Return Strategy (AdvantEdge) (Restated)	3,977	8,376	4,988	17,341	37,058	(30,371)	14,508	(3,972)	17,223	34,564	462,853	497,417	4,836	(4,492)	2,088	2,432
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II) (Restated)	2,381	2,597	6,330	11,308	—	(77,492)	6,885	(344)	(70,951)	(59,643)	210,694	151,051	2	(9,642)	991	(8,649)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice) (Restated)	530	(384)	1,186	1,332	—	(5,694)	2,216	(74)	(3,552)	(2,220)	40,951	38,731	—	(762)	267	(495)
Pimco VIT Commodity Real Return Strategy (Grandmaster) (Restated)	3,258	(1,072)	20,111	22,297	2,087	(60,453)	(184,253)	(190)	(242,809)	(220,512)	451,775	231,263	274	(8,038)	(22,987)	(30,751)
Pimco VIT Commodity Real Return Strategy (IQ Annuity) (Restated)	2,291	12,605	(11,088)	3,808	965	(7,934)	157,107	(127)	150,011	153,819	166,088	319,907	125	(1,020)	20,152	19,257
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3) (Restated)	634	2,414	(1,211)	1,837	—	(2,173)	13,455	(85)	11,197	13,034	70,792	83,826	—	(286)	1,669	1,383
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E ™)	—	121	—	121	11,949	(12,070)	—	—	(121)	—	—	—	—	—	—	—
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus) (Restated)	3,362	4,740	5,608	13,710	—	(51,800)	42,896	(453)	(9,357)	4,353	409,987	414,340	—	(6,716)	5,476	(1,240)
Pimco VIT Low Duration (AnnuiChoice II)	657	174	3,588	4,419	—	(3,398)	12,525	(11)	9,116	13,535	97,999	111,534	—	(294)	1,068	774
Pimco VIT Low Duration (AnnuiChoice)	235	589	434	1,258	—	(20,302)	—	—	(20,302)	(19,044)	38,395	19,351	—	(1,754)	—	(1,754)
Pimco VIT Low Duration (GrandMaster flex3)	384	157	5,209	5,750	—	(29,624)	53,783	(112)	24,047	29,797	157,995	187,792	—	(2,635)	4,650	2,015
Pimco VIT Low Duration (Grandmaster)	414	2,650	1,369	4,433	203	(294,745)	291,351	(6)	(3,197)	1,236	65,688	66,924	18	(26,128)	25,973	(137)
Pimco VIT Low Duration (IQ Annuity)	2,291	41	25,414	27,746	—	(5,569)	543	(69)	(5,095)	22,651	663,192	685,843	—	(497)	47	(450)
Pimco VIT Low Duration (Pinnacle)	163	90	1,466	1,719	—	(1,610)	9,029	(35)	7,384	9,103	35,874	44,977	—	(143)	790	647
Pimco VIT Low Duration (Pinnacle IV)	2,567	785	27,410	30,762	24,826	(58,570)	25,347	(156)	(8,553)	22,209	744,618	766,827	2,186	(5,169)	2,198	(785)
Pimco VIT Low Duration (AdvantEdge)	1,021	2,039	18,293	21,353	—	(44,131)	7,602	(389)	(36,918)	(15,565)	540,113	524,548	—	(3,922)	670	(3,252)
Pimco VIT Low Duration (Pinnacle Plus)	515	3,175	12,955	16,645	29,242	(20,851)	(39,561)	(511)	(31,681)	(15,036)	438,095	423,059	2,603	(1,925)	(3,496)	(2,818)
Pimco VIT Low Duration (Pinnacle V)	1,855	1,392	27,888	31,135	102,156	(112,830)	146,350	(288)	135,388	166,523	704,983	871,506	9,090	(9,993)	12,838	11,935
Pimco VIT Real Return (Pinnacle IV) (Restated)	(4,898)	73,727	(4,779)	64,050	12,413	(140,699)	161,435	(235)	32,914	96,964	837,149	934,113	994	(10,954)	12,872	2,912

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (AdvantEdge) (Restated)	$(1,325)	$11,073	$3,480	$13,228	$13,525	$(1,737)	$170	$(273)	$11,685	$24,913	$181,104	$206,017	1,106	(159)	16	963
Pimco VIT Real Return (AnnuiChoice II) (Restated)	(706)	27,880	(4,844)	22,330	—	(50,260)	161,626	(237)	111,129	133,459	172,594	306,053	5	(3,830)	12,974	9,149
Pimco VIT Real Return (AnnuiChoice) (Restated)	91	58,129	(12,750)	45,470	200	(275,109)	190,548	(1,114)	(85,475)	(40,005)	490,770	450,765	16	(21,098)	15,287	(5,795)
Pimco VIT Real Return (GrandMaster flex3) (Restated)	(117)	5,921	(1,124)	4,680	—	(21,872)	19,915	(67)	(2,024)	2,656	66,106	68,762	—	(1,781)	1,632	(149)
Pimco VIT Real Return (Grandmaster) (Restated)	(844)	16,824	585	16,565	5,777	(22,354)	105,409	(68)	88,764	105,329	136,024	241,353	445	(1,743)	8,605	7,307
Pimco VIT Real Return (IQ Annuity) (Restated)	(1,416)	18,266	1,998	18,848	—	(5,951)	(23,936)	(44)	(29,931)	(11,083)	286,624	275,541	—	(482)	(1,924)	(2,406)
Pimco VIT Real Return (Pinnacle) (Restated)	(2,500)	18,425	(864)	15,061	105	(21,685)	3,265	(124)	(18,439)	(3,378)	209,285	205,907	8	(1,687)	273	(1,406)
Pimco VIT Real Return (Pinnacle Plus) (Restated)	(24,535)	303,542	(115,518)	163,489	11,048	(116,585)	(2,655,870)	(474)	(2,761,881)	(2,598,392)	4,656,196	2,057,804	857	(9,322)	(217,892)	(226,357)
Pimco VIT Real Return (Pinnacle V) (Restated)	(8,696)	98,393	1,289	90,986	115,740	(88,964)	337,502	(765)	363,513	454,499	1,020,690	1,475,189	9,317	(7,029)	27,359	29,647
Pimco VIT Total Return (Pinnacle V) (Restated)	67,151	179,431	294,770	541,352	1,669,179	(784,349)	340,027	(33,758)	1,191,099	1,732,451	6,621,269	8,353,720	128,744	(63,503)	26,413	91,654
Pimco VIT Total Return (AdvantEdge) (Restated)	36,648	99,404	176,799	312,851	319,854	(90,293)	127,181	(34,143)	322,599	635,450	3,923,554	4,559,004	24,794	(9,741)	10,020	25,073
Pimco VIT Total Return (AnnuiChoice II) (Restated)	15,453	50,081	26,007	91,541	—	(99,872)	190,432	(4,782)	85,778	177,319	1,037,600	1,214,919	9	(7,827)	14,609	6,791
Pimco VIT Total Return (AnnuiChoice) (Restated)	11,224	47,836	3,604	62,664	—	(589,964)	(26,508)	(999)	(617,471)	(554,807)	937,828	383,021	—	(45,046)	(2,081)	(47,127)
Pimco VIT Total Return (GrandMaster flex3) (Restated)	5,460	15,154	22,350	42,964	—	(35,465)	53,887	(299)	18,123	61,087	602,713	663,800	—	(2,854)	3,936	1,082
Pimco VIT Total Return (Grandmaster) (Restated)	11,612	25,946	42,128	79,686	10,176	(46,209)	119,446	(243)	83,170	162,856	900,384	1,063,240	782	(3,929)	10,011	6,864
Pimco VIT Total Return (IQ Annuity) (Restated)	10,176	33,292	31,764	75,232	3,881	(90,154)	120,131	(403)	33,455	108,687	947,632	1,056,319	303	(7,013)	9,282	2,572
Pimco VIT Total Return (Pinnacle) (Restated)	10,627	22,709	41,571	74,907	—	(148,993)	(41,201)	(213)	(190,407)	(115,500)	1,060,931	945,431	—	(11,704)	(3,457)	(15,161)
Pimco VIT Total Return (Pinnacle IV) (Restated)	12,497	34,475	44,993	91,965	450	(161,953)	175,241	(487)	13,251	105,216	1,216,846	1,322,062	35	(12,632)	13,280	683
Pimco VIT Total Return (Pinnacle Plus Reduced M&E) (Restated)	24	246	(211)	59	—	—	13,036	—	13,036	13,095	1	13,096	—	—	1,207	1,207
Pimco VIT Total Return (Pinnacle Plus) (Restated)	14,737	61,967	63,670	140,374	19,263	(89,206)	1,193,472	(1,249)	1,122,280	1,262,654	1,208,152	2,470,806	1,487	(7,147)	95,514	89,854
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge)	206	(2,426)	1,723	(497)	—	—	(34,967)	(198)	(35,165)	(35,662)	35,662	—	—	(22)	(3,870)	(3,892)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II)	1,163	(6,510)	3,864	(1,483)	—	(5,032)	(145,994)	(82)	(151,108)	(152,591)	152,591	—	—	(548)	(15,875)	(16,423)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice)	1,529	(5,549)	2,399	(1,621)	—	(404)	(174,770)	(241)	(175,415)	(177,036)	177,036	—	—	(69)	(18,895)	(18,964)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3)	79	(739)	557	(103)	—	(8,303)	(18,438)	—	(26,741)	(26,844)	26,844	—	—	(891)	(2,035)	(2,926)
Guggenheim VT Alternative Strategies Allocation (Grandmaster)	366	(1,574)	606	(602)	—	(130)	(53,665)	(2)	(53,797)	(54,399)	54,399	—	—	(14)	(5,878)	(5,892)
Guggenheim VT Alternative Strategies Allocation (Pinnacle)	263	(1,271)	576	(432)	—	(250)	(38,593)	(5)	(38,848)	(39,280)	39,280	—	—	(27)	(4,227)	(4,254)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV)	281	(1,599)	847	(471)	800	—	(37,557)	(19)	(36,776)	(37,247)	37,247	—	86	(2)	(4,131)	(4,047)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus)	37	(155)	25	(93)	—	(74)	(7,385)	(1)	(7,460)	(7,553)	7,553	—	—	(8)	(818)	(826)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V)	634	(9,198)	7,319	(1,245)	400	(10,268)	(117,581)	(18)	(127,467)	(128,712)	128,712	—	43	(1,126)	(12,945)	(14,028)
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(219)	(1,200)	419	(1,000)	1,000	(931)	(2,129)	(8)	(2,068)	(3,068)	8,744	5,676	135	(127)	(301)	(293)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(370)	(2,306)	(1,333)	(4,009)	—	(12,571)	(13,508)	(41)	(26,120)	(30,129)	42,797	12,668	—	(1,799)	(1,879)	(3,678)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,806)	(10,257)	(11,991)	(25,054)	1,104	(38,264)	(19,817)	(784)	(57,761)	(82,815)	230,352	147,537	151	(5,313)	(2,860)	(8,022)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(1,949)	(740)	(13,495)	(16,184)	9,617	(4,019)	17,665	(666)	22,597	6,413	120,221	126,634	1,406	(674)	2,494	3,226
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(214)	(1,228)	(995)	(2,437)	—	(4,148)	2,743	(150)	(1,555)	(3,992)	18,983	14,991	—	(628)	383	(245)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(86)	(389)	(649)	(1,124)	—	(2,143)	—	(2)	(2,145)	(3,269)	10,544	7,275	—	(290)	—	(290)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(2)	(3)	(18)	(23)	—	—	—	(8)	(8)	(31)	176	145	—	(1)	—	(1)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(182)	(932)	(580)	(1,694)	2,107	(695)	6,551	(2)	7,961	6,267	5,588	11,855	281	(98)	846	1,029
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(955)	(8,815)	976	(8,794)	—	(10,081)	(37,665)	(54)	(47,800)	(56,594)	108,494	51,900	—	(1,397)	(5,018)	(6,415)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(1,147)	4,198	(2,397)	654	14,994	(1,041)	12,972	(743)	26,182	26,836	109,741	136,577	1,761	(210)	1,520	3,071
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(504)	6,086	(5,094)	488	—	(73,626)	114,597	(148)	40,823	41,311	57,851	99,162	—	(8,493)	13,159	4,666
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	48	(111)	1,001	938	—	(2,767)	174,771	(157)	171,847	172,785	31,508	204,293	—	(340)	20,240	19,900
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(194)	55	257	118	—	—	18,438	(21)	18,417	18,535	16,585	35,120	—	(2)	2,185	2,183
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(521)	5,063	(4,133)	409	—	(6,040)	(47,147)	(40)	(53,227)	(52,818)	152,757	99,939	—	(712)	(5,637)	(6,349)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(791)	1,983	(576)	616	—	(4,033)	(11,957)	(66)	(16,056)	(15,440)	90,877	75,437	—	(484)	(1,415)	(1,899)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(1,080)	1,640	596	1,156	—	(8,416)	33,254	—	24,838	25,994	138,614	164,608	—	(990)	3,904	2,914
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(465)	1,755	(772)	518	—	(32,385)	20,609	(11)	(11,787)	(11,269)	75,311	64,042	—	(3,769)	2,393	(1,376)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(2,211)	417	2,765	971	10,642	(7,708)	8,582	(103)	11,413	12,384	200,186	212,570	1,264	(940)	1,030	1,354
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(1,424)	5,995	(3,680)	891	300	(40,161)	106,529	(376)	66,292	67,183	137,981	205,164	35	(4,740)	12,458	7,753
Guggenheim VT U.S. Long Short Momentum (AdvantEdge)	(651)	(1,441)	3,444	1,352	—	(2,226)	(3,890)	(128)	(6,244)	(4,892)	42,278	37,386	—	(275)	(429)	(704)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II)	(547)	(1,271)	3,276	1,458	—	(1,048)	(3,462)	(144)	(4,654)	(3,196)	45,990	42,794	—	(136)	(396)	(532)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice)	(16)	412	(332)	64	—	(2,918)	—	—	(2,918)	(2,854)	3,279	425	—	(345)	—	(345)
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3)	(4)	—	23	19	—	—	1,712	—	1,712	1,731	—	1,731	—	—	207	207
Guggenheim VT U.S. Long Short Momentum (Grandmaster)	(13)	(21)	64	30	—	(318)	—	(1)	(319)	(289)	1,025	736	—	(38)	—	(38)
Guggenheim VT U.S. Long Short Momentum (IQ Annuity)	(99)	957	(748)	110	—	(815)	(9,792)	(17)	(10,624)	(10,514)	10,514	—	—	(95)	(1,190)	(1,285)
Guggenheim VT U.S. Long Short Momentum (Pinnacle)	(64)	44	161	141	—	—	369	(8)	361	502	4,461	4,963	—	(1)	44	43

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations					Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	.	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV)	$(224)	$235	$438	$449		$—	$(3,615)	$—	$(36)	$(3,651)	$(3,202)	$15,868	$12,666	—	(423)	—	(423)
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus)	(848)	(261)	2,439	1,330		—	(1,342)	70	(11)	(1,283)	47	49,424	49,471	—	(162)	9	(153)
Guggenheim VT U.S. Long Short Momentum (Pinnacle V)	(917)	3,933	(897)	2,119		10,360	(39,816)	(12,555)	(92)	(42,103)	(39,984)	80,978	40,994	1,202	(4,651)	(1,455)	(4,904)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	69	134	76	279		—	(792)	—	—	(792)	(513)	19,062	18,549	—	(29)	—	(29)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	51	49	293	393		—	—	1,224	—	1,224	1,617	34,461	36,078	—	—	46	46
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	265	133	1,036	1,434		185,844	—	9,942	—	195,786	197,220	—	197,220	7,362	—	391	7,753
iShares Barclays Intermediate Credit Bond ETF (Varoom)	23	2	82	107		—	—	—	—	—	107	79	186	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	22	79	347	448		—	—	90	—	90	538	10,178	10,716	—	—	4	4
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	(37)	21	189	173		72,593	—	9,182	—	81,775	81,948	—	81,948	2,763	—	352	3,115
iShares Barclays TIPS Bond ETF (Varoom)	9	5	84	98		—	—	—	—	—	98	226	324	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(45)	44	499	498		—	—	7,246	—	7,246	7,744	9,123	16,867	—	—	259	259
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	(10)	3	151	144		12,700	—	—	—	12,700	12,844	—	12,844	494	—	—	494
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	(42)	160	1,363	1,481		66,884	—	(559)	—	66,325	67,806	—	67,806	2,657	—	(22)	2,635
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	270	46	345	661		—	(139)	—	—	(139)	522	6,353	6,875	—	(5)	—	(5)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,162	244	960	2,366		27,940	(505)	(941)	—	26,494	28,860	5,010	33,870	1,060	(18)	(35)	1,007
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	822	52	860	1,734		43,849	—	6,346	—	50,195	51,929	—	51,929	1,621	—	234	1,855
iShares S&P 500 Growth Index ETF (Varoom)	(262)	65	2,578	2,381		—	—	—	—	—	2,381	20,248	22,629	—	—	—	—
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(799)	2,541	12,785	14,527		4,000	(15,798)	(3,039)	—	(14,837)	(310)	129,818	129,508	146	(570)	(104)	(528)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(50)	47	649	646		—	—	2,955	—	2,955	3,601	4,842	8,443	—	—	109	109
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	105	—	585	690		34,596	—	8,356	—	42,952	43,642	—	43,642	1,267	—	300	1,567
iShares Core S&P 500 Index ETF (Varoom)	(71)	235	3,155	3,319		—	(1,045)	—	—	(1,045)	2,274	41,823	44,097	—	(38)	(1)	(39)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(2,638)	9,314	100,549	107,225		148,929	(61,316)	(8,557)	—	79,056	186,281	748,442	934,723	5,697	(2,245)	(248)	3,204
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(186)	256	4,139	4,209		—	(1,494)	4,808	—	3,314	7,523	31,420	38,943	—	(54)	181	127
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	70	6	256	332		6,350	(36,637)	52,072	—	21,785	22,117	—	22,117	231	(1,344)	1,886	773
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	8,807	18,591	52,639	80,037		4,134,856	(49,341)	(24,183)	—	4,061,332	4,141,369	—	4,141,369	148,387	(1,810)	(792)	145,785
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	167	173	412	752		163,420	—	436	—	163,856	164,608	—	164,608	5,787	—	21	5,808
iShares S&P 500 Value Index ETF (Varoom)	13	2	290	305		—	—	—	—	—	305	(38)	267	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(17)	219	4,814	5,016		—	—	6,301	—	6,301	11,317	29,873	41,190	—	—	248	248
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(9)	42	892	925		—	—	2,788	—	2,788	3,713	4,952	8,665	—	—	107	107
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	314	260	6,110	6,684		150,346	—	(1,583)	—	148,763	155,447	—	155,447	5,381	—	(47)	5,334
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	63	41	1,359	1,463		41,772	—	3,801	—	45,573	47,036	—	47,036	1,477	—	141	1,618
iShares Core S&P MidCap Index ETF (Varoom)	(206)	—	4,099	3,893		—	—	—	—	—	3,893	23,073	26,966	—	—	—	—
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(2,526)	1,483	39,058	38,015		38,232	(19,452)	55	—	18,835	56,850	224,591	281,441	1,507	(735)	48	820
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(747)	288	6,464	6,005		55,879	(1,007)	(596)	—	54,276	60,281	18,737	79,018	2,160	(38)	(14)	2,108
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	11	—	85	96		—	(9,112)	13,073	—	3,961	4,057	—	4,057	—	(343)	484	141
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	(1,386)	969	45,432	45,015		1,080,432	(12,408)	(7,613)	—	1,060,411	1,105,426	—	1,105,426	39,448	(465)	(245)	38,738
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	(156)	11	1,724	1,579		36,384	—	6,812	—	43,196	44,775	—	44,775	1,320	—	253	1,573
iShares Core S&P Small Cap Index ETF (Varoom)	(122)	38	2,585	2,501		—	—	—	—	—	2,501	16,831	19,332	—	—	—	—
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(939)	1,172	16,232	16,465		19,116	(9,574)	1,160	—	10,702	27,167	114,100	141,267	741	(363)	62	440
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(261)	111	2,079	1,929		27,940	—	583	—	28,523	30,452	7,066	37,518	1,053	—	25	1,078
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	8	1	48	57		—	(4,573)	6,538	—	1,965	2,022	—	2,022	—	(172)	242	70
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	48	634	19,808	20,490		540,545	(6,223)	827	—	535,149	555,639	—	555,639	19,591	(230)	35	19,396
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	(57)	1	707	651		20,242	—	2,131	—	22,373	23,024	—	23,024	726	—	79	805
iShares S&P Citigroup International Treasury Bond (Varoom)	29	15	430	474		—	—	—	—	—	474	12,230	12,704	—	—	—	—
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(326)	164	4,440	4,278		19,116	(9,152)	11,953	—	21,917	26,195	112,311	138,506	757	(361)	474	870
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(34)	53	263	282		—	(1,027)	564	—	(463)	(181)	9,573	9,392	—	(39)	22	(17)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	(3)	—	44	41		—	(4,613)	6,562	—	1,949	1,990	—	1,990	—	(183)	258	75
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	(3,009)	740	16,445	14,176		540,159	(6,135)	(5,388)	—	528,636	542,812	—	542,812	21,064	(246)	(214)	20,604
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	(148)	56	655	563		—	(142)	—	—	(142)	421	6,452	6,873	—	(5)	—	(5)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(352)	864	13,979	14,491		111,759	(991)	12,792	—	123,560	138,051	101,418	239,469	4,199	(36)	481	4,644
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	26	2	291	319		6,350	—	—	—	6,350	6,669	—	6,669	242	—	—	242
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	525	136	2,879	3,540		202,572	—	15,900	—	218,472	222,012	—	222,012	7,528	—	598	8,126
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	302	(42)	4,165	4,425		—	—	—	—	—	4,425	19,673	24,098	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	990	(307)	5,011	5,694		27,940	—	8,629	—	36,569	42,263	21,958	64,221	1,210	—	412	1,622
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	91	3	708	802		6,350	—	—	—	6,350	7,152	—	7,152	255	—	—	255

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations .	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	$86	$(49)	$1,020	$1,057	$18,588	$—	$2,598	$—	$21,186	$22,243	$—	$22,243	695	—	106	801
Vanguard Tax-Managed International ETF (Varoom)	402	(16)	3,045	3,431	—	—	—	—	—	3,431	14,312	17,743	—	—	—	—
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	5,474	(1,832)	20,451	24,093	19,116	(9,620)	1,928	—	11,424	35,517	108,045	143,562	850	(407)	151	594
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	40	(132)	1,356	1,264	—	(507)	242	—	(265)	999	6,673	7,672	—	(22)	11	(11)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	14	—	113	127	—	(4,480)	6,423	—	1,943	2,070	—	2,070	—	(179)	252	73
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	8,289	(283)	37,034	45,040	540,171	(6,192)	(16,051)	—	517,928	562,968	—	562,968	20,710	(246)	(556)	19,908
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	84	7	65	156	3,855	—	(163)	—	3,692	3,848	—	3,848	142	—	(6)	136
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	230	224	1,167	1,621	—	(839)	—	—	(839)	782	19,036	19,818	—	(29)	—	(29)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	322	121	1,616	2,059	—	—	(751)	—	(751)	1,308	26,311	27,619	—	—	(26)	(26)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	57	3	9	69	7,869	—	(82)	—	7,787	7,856	—	7,856	290	—	(3)	287
Vanguard Large-Cap Index ETF (Varoom)	(180)	58	1,024	902	—	(146)	—	—	(146)	756	6,241	6,997	—	(5)	—	(5)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(286)	697	7,715	8,126	83,819	(998)	(3,525)	—	79,296	87,422	21,287	108,709	3,213	(36)	(127)	3,050
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	92	36	2,003	2,131	78,841	—	18,366	—	97,207	99,338	—	99,338	2,843	—	664	3,507
Vanguard Mega Cap Index ETF (Varoom)	(126)	183	2,660	2,717	—	(901)	—	—	(901)	1,816	20,403	22,219	—	(33)	—	(33)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(41)	112	1,273	1,344	—	—	(622)	—	(622)	722	10,610	11,332	—	—	(21)	(21)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	(4)	48	541	585	28,511	—	303	—	28,814	29,399	—	29,399	1,022	—	13	1,035
Vanguard REIT Index ETF (Varoom)	45	8	286	339	—	—	—	—	—	339	140	479	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)	381	446	1,611	2,438	27,940	—	(888)	—	27,052	29,490	4,513	34,003	963	—	(29)	934
Vanguard REIT Index ETF (Varoom GLWB 3)*	63	(1)	(48)	14	6,350	—	—	—	6,350	6,364	—	6,364	209	—	—	209
Vanguard REIT Index ETF (Varoom GLWB 5)*	399	76	550	1,025	36,886	—	(21)	—	36,865	37,890	—	37,890	1,259	—	(1)	1,258
Vanguard Total Bond Market Index ETF (Varoom)	170	46	89	305	—	—	—	—	—	305	19,189	19,494	—	—	—	—
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	7,594	8,994	(3,276)	13,312	133,813	(64,249)	98,055	—	167,619	180,931	783,289	964,220	5,054	(2,420)	3,701	6,335
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	2,424	1,935	(1,119)	3,240	195,578	(3,471)	32,127	—	224,234	227,474	107,272	334,746	7,386	(130)	1,220	8,476
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	112	—	(173)	(61)	—	(33,332)	47,245	—	13,913	13,852	—	13,852	—	(1,301)	1,841	540
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	21,790	6,940	(20,513)	8,217	3,780,139	(42,998)	21,815	—	3,758,956	3,767,173	—	3,767,173	148,734	(1,709)	844	147,869
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	1,283	158	(613)	828	230,019	—	15,660	—	245,679	246,507	—	246,507	9,082	—	615	9,697
Vanguard VI Money Market (Varoom GLWB 3)*	(260)	—	—	(260)	25,401	—	—	—	25,401	25,141	—	25,141	2,567	—	—	2,567
Vanguard VI Money Market (Varoom GLWB 5)*	(21)	—	—	(21)	—	—	2,147	—	2,147	2,126	—	2,126	—	—	219	219
Vanguard Short Term Bond ETF (Varoom)*	4	2	2,250	2,256	—	4	—	—	4	2,260	—	2,260	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	54	—	(34)	20	18,107	—	—	—	18,107	18,127	—	18,127	730	—	—	730

See accompanying notes.

* - 2012 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2013

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
AIM (Invesco) Variable Insurance Fund	Invesco Advisors, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
DWS Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Morgan Stanley Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 684 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from National Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business National Integrity may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on individual cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

·                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

·                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

·                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Signficant Accounting Policies (continued)

Error Correction

During 2013, management determined that it had not properly classified realized gain distributions for certain subaccounts in the statements of changes in net assets for the year ended December 31, 2012. Realized gain distributions were included in net investment income (loss) as opposed to realized gain (loss). Management has restated the amounts on the December 31, 2012 statements of changes in net assets. In conjunction with this change, management has restated the investment income ratios for certain subaccounts presented in Note 4 of the financial statements for all years presented, when applicable, to exclude realized gain distributions from the investment income ratios.

There was no impact on the increase (decrease) in net assets or net assets at the end of period as previously presented in the December 31, 2012 statements of changes in net assets. There was also no impact on the total return ratios presented in Note 4 of the financial statements for all years presented and no impact on the previously reported net assets, unit values or units outstanding.

The following summarizes the effect of the restatements on the December 31, 2012 statements of changes in net assets.

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Touchstone Baron Small Cap Growth (Pinnacle)	$(21,992)	$266,221	$(288,213)	$345,640	$57,427	$288,213
Touchstone Baron Small Cap Growth (Pinnacle IV)	(23,638)	247,380	(271,018)	443,380	172,362	271,018
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)*	(145)	2,263	(2,408)	2,536	128	2,408
Touchstone Baron Small Cap Growth (Pinnacle V)	(25,449)	293,836	(319,285)	409,690	90,405	319,285
Touchstone Baron Small Cap Growth (AdvantEdge)	(8,686)	88,429	(97,115)	130,374	33,259	97,115
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(12,286)	178,133	(190,419)	442,347	251,928	190,419
Touchstone Baron Small Cap Growth (AnnuiChoice)	(5,734)	58,944	(64,678)	180,249	115,571	64,678
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,951)	60,903	(67,854)	56,996	(10,858)	67,854
Touchstone Baron Small Cap Growth (Grandmaster)	(1,842)	15,528	(17,370)	41,022	23,652	17,370
Touchstone Baron Small Cap Growth (IQ Annuity)	(16,752)	189,156	(205,908)	169,005	(36,903)	205,908
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(9,372)	74,921	(84,293)	135,198	50,905	84,293
Touchstone Conservative ETF (AdvantEdge)	114	1,674	(1,560)	2,003	443	1,560
Touchstone Conservative ETF (AnnuiChoice II)	1,474	7,762	(6,288)	47,907	41,619	6,288
Touchstone Conservative ETF (AnnuiChoice)	66	281	(215)	2,774	2,559	215
Touchstone Conservative ETF (GrandMaster flex3)	941	13,444	(12,503)	28,522	16,019	12,503
Touchstone Conservative ETF (Grandmaster)	1,095	5,036	(3,941)	5,429	1,488	3,941
Touchstone Conservative ETF (IQ Annuity)	3,595	33,755	(30,160)	44,022	13,862	30,160
Touchstone Conservative ETF (Pinnacle)	2,400	10,492	(8,092)	11,297	3,205	8,092
Touchstone Conservative ETF (Pinnacle IV)	4,500	53,117	(48,617)	151,971	103,354	48,617
Touchstone Conservative ETF (Pinnacle Plus)	1,420	32,600	(31,180)	47,584	16,404	31,180
Touchstone Conservative ETF Fund (Pinnacle V)	9,892	68,269	(58,377)	116,326	57,949	58,377

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Signficant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Touchstone Core Bond (AdvantEdge)	$3,200	$9,186	$(5,986)	$6,548	$562	$5,986
Touchstone Core Bond (AnnuiChoice II)	1,467	3,896	(2,429)	7,550	5,121	2,429
Touchstone Core Bond (AnnuiChoice)	3,341	11,111	(7,770)	46,280	38,510	7,770
Touchstone Core Bond (GrandMaster flex3)	2,609	8,069	(5,460)	19,963	14,503	5,460
Touchstone Core Bond (Grandmaster)	2,673	14,248	(11,575)	79,160	67,585	11,575
Touchstone Core Bond (IQ Annuity)	2,425	6,703	(4,278)	7,773	3,495	4,278
Touchstone Core Bond (Pinnacle)	2,035	6,691	(4,656)	14,857	10,201	4,656
Touchstone Core Bond (Pinnacle IV)	19,352	60,358	(41,006)	125,057	84,051	41,006
Touchstone Core Bond (Pinnacle II Reduced M&E)*	214	508	(294)	310	16	294
Touchstone Core Bond (Pinnacle Plus)	5,579	18,518	(12,939)	18,071	5,132	12,939
Touchstone Core Bond (PinnacleV)	18,538	52,501	(33,963)	76,456	42,493	33,963
Touchstone GMAB Conservative ETF (Pinnacle IV)	(511)	1,629	(2,140)	4,352	2,212	2,140
Touchstone GMAB Conservative ETF (Pinnacle V)	(2,132)	4,487	(6,619)	13,210	6,591	6,619
Fidelity VIP Balanced (Pinnacle)	3,045	58,127	(55,082)	64,976	9,894	55,082
Fidelity VIP Overseas (Pinnacle)	843	1,290	(447)	(946)	(1,393)	447
Fidelity VIP Overseas (Pinnacle IV)	706	1,356	(650)	(13,661)	(14,311)	650
Fidelity VIP Equity-Income (Grandmaster)	134,038	642,581	(508,543)	269,263	(239,280)	508,543
Fidelity VIP Equity-Income (Pinnacle)	20,524	106,164	(85,640)	(46,754)	(132,394)	85,640
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)*	225	624	(399)	403	4	399
Fidelity VIP II Asset Manager (Grandmaster)	4,013	31,783	(27,770)	71,891	44,121	27,770
Fidelity VIP II Index 500 (Grandmaster)	22,586	68,561	(45,975)	180,981	135,006	45,975
Fidelity VIP II Index 500 (IQ3)	121	148	(27)	27	—	27
Fidelity VIP II Index 500 (Pinnacle)	16,878	46,487	(29,609)	(29,469)	(59,078)	29,609
Fidelity VIP II Index 500 (Pinnacle IV)	340	1,195	(855)	(909)	(1,764)	855
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)*	213	239	(26)	22	(4)	26
Fidelity VIP II Investment Grade Bond (Pinnacle)	9,944	39,622	(29,678)	41,433	11,755	29,678
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	13,658	58,982	(45,324)	57,243	11,919	45,324
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)*	63	153	(90)	93	3	90
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	1,042	3,103	(2,061)	4,493	2,432	2,061
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	236	1,864	(1,628)	3,048	1,420	1,628
Fidelity VIP II Investment Grade Bond (Grandmaster)	12,592	50,245	(37,653)	52,649	14,996	37,653
Fidelity VIP II Investment Grade Bond (IQ Annuity)	1,107	4,531	(3,424)	4,348	924	3,424
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	1,135	6,279	(5,144)	6,179	1,035	5,144
Fidelity VIP III Balanced (Grandmaster)	4,664	87,740	(83,076)	111,682	28,606	83,076
Fidelity VIP Overseas (AnnuiChoice)	13	18	(5)	8	3	5
Fidelity VIP Overseas (Grandmaster flex3)	165	294	(129)	602	473	129
Fidelity VIP Overseas (Grandmaster)	8,961	14,575	(5,614)	(107,426)	(113,040)	5,614
Fidelity VIP Overseas (IQ Annuity)	56	105	(49)	(1,927)	(1,976)	49
Fidelity VIP Overseas (Pinnacle Plus)	85	315	(230)	(10,869)	(11,099)	230
Fidelity VIP III Mid Cap (Grandmaster)	(13,416)	92,797	(106,213)	93,959	(12,254)	106,213
Fidelity VIP III Mid Cap (Pinnacle)	(27,090)	177,756	(204,846)	183,480	(21,366)	204,846
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)*	(22)	406	(428)	427	(1)	428
Fidelity VIP Asset Manager (IQ3)	(973)	1,230	(2,203)	1,418	(785)	2,203
Fidelity VIP Asset Manager (AdvantEdge)	(214)	345	(559)	766	207	559
Fidelity VIP Asset Manager (AnnuiChoice II)	198	1,385	(1,187)	2,168	981	1,187
Fidelity VIP Asset Manager (AnnuiChoice)	161	809	(648)	(843)	(1,491)	648
Fidelity VIP Asset Manager (GrandMaster flex3)	(127)	27	(154)	(1,015)	(1,169)	154
Fidelity VIP Asset Manager (Pinnacle)	(1)	7	(8)	30	22	8
Fidelity VIP Asset Manager (Pinnacle IV)	(476)	1,195	(1,671)	715	(956)	1,671
Fidelity VIP Asset Manager (Pinnacle Plus)	(390)	347	(737)	235	(502)	737
Fidelity VIP Asset Manager (Pinnacle V)	(265)	922	(1,187)	4,401	3,214	1,187
Fidelity VIP Balanced (AdvantEdge)	(254)	17,429	(17,683)	19,716	2,033	17,683
Fidelity VIP Balanced (AnnuiChoice II)	649	7,848	(7,199)	8,819	1,620	7,199
Fidelity VIP Balanced (AnnuiChoice)	1,153	14,146	(12,993)	19,555	6,562	12,993
Fidelity VIP Balanced (GrandMaster flex3)	(1,614)	13,981	(15,595)	24,925	9,330	15,595
Fidelity VIP Balanced (Grandmaster)	(170)	24,093	(24,263)	52,954	28,691	24,263
Fidelity VIP Balanced (IQ3)	(28)	14,579	(14,607)	17,939	3,332	14,607
Fidelity VIP Balanced (Pinnacle)	(566)	19,827	(20,393)	57,247	36,854	20,393

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Signficant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Fidelity VIP Balanced (Pinnacle IV)	$(3,523)	$76,839	$(80,362)	$154,599	$74,237	$80,362
Fidelity VIP Balanced (Pinnacle Plus)	(1,855)	23,341	(25,196)	41,774	16,578	25,196
Fidelity VIP Balanced (Pinnacle V)	733	50,999	(50,266)	122,509	72,243	50,266
Fidelity VIP Disciplined Small Cap (Advantedge)	(6)	322	(328)	512	184	328
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(30)	11	(41)	(571)	(612)	41
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(8)	1,486	(1,494)	1,812	318	1,494
Fidelity VIP Disciplined Small Cap (GrandMaster)	(7)	765	(772)	672	(100)	772
Fidelity VIP Disciplined Small Cap (IQ Annuity)	26	3,533	(3,507)	3,543	36	3,507
Fidelity VIP Disciplined Small Cap (Pinnacle)	(627)	5,688	(6,315)	33,135	26,820	6,315
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(249)	4,102	(4,351)	9,874	5,523	4,351
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(9,641)	(901)	(8,740)	(84,680)	(93,420)	8,740
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(453)	3,938	(4,391)	14,532	10,141	4,391
Fidelity VIP Equity-Income (AnnuiChoice II)	5,197	24,208	(19,011)	26,734	7,723	19,011
Fidelity VIP Equity-Income (AdvantEdge)	1,865	11,147	(9,282)	12,083	2,801	9,282
Fidelity VIP Equity-Income (AnnuiChoice)	4,919	23,689	(18,770)	(2,723)	(21,493)	18,770
Fidelity VIP Equity-Income (GrandMaster flex3)	1,572	12,090	(10,518)	(9,146)	(19,664)	10,518
Fidelity VIP Equity-Income (IQ3)	5,490	30,455	(24,965)	45,094	20,129	24,965
Fidelity VIP Equity-Income (Pinnacle IV)	17,343	118,584	(101,241)	(19,907)	(121,148)	101,241
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	591	1,688	(1,097)	1,100	3	1,097
Fidelity VIP Equity-Income (Pinnacle Plus)	10,381	70,593	(60,212)	61,571	1,359	60,212
Fidelity VIP Equity-Income (Pinnacle V)	10,862	62,833	(51,971)	81,176	29,205	51,971
Fidelity VIP Freedom 2010 (Advantedge)	(132)	703	(835)	2,925	2,090	835
Fidelity VIP Freedom 2010 (GrandMaster flex3)	13	170	(157)	187	30	157
Fidelity VIP Freedom 2010 (GrandMaster)	58	329	(271)	4,931	4,660	271
Fidelity VIP Freedom 2010 (IQ Annuity)	(2,869)	(1,632)	(1,237)	30,304	29,067	1,237
Fidelity VIP Freedom 2010 (Pinnacle)	289	1,463	(1,174)	1,191	17	1,174
Fidelity VIP Freedom 2010 (Pinnacle IV)	1,714	13,830	(12,116)	23,013	10,897	12,116
Fidelity VIP Freedom 2010 (Pinnacle V)	1,123	13,141	(12,018)	20,421	8,403	12,018
Fidelity VIP Freedom 2015 (AdvantEdge)	21	2,008	(1,987)	5,079	3,092	1,987
Fidelity VIP Freedom 2015 (AnnuiChoice II)	137	402	(265)	168	(97)	265
Fidelity VIP Freedom 2015 (GrandMaster flex3)	15	131	(116)	111	(5)	116
Fidelity VIP Freedom 2015 (GrandMaster)	1,371	2,492	(1,121)	1,084	(37)	1,121
Fidelity VIP Freedom 2015 (IQ Annuity)	(1,631)	1,002	(2,633)	33,203	30,570	2,633
Fidelity VIP Freedom 2015 (Pinnacle)	45	82	(37)	37	—	37
Fidelity VIP Freedom 2015 (Pinnacle IV)	(2,260)	7,417	(9,677)	2,785	(6,892)	9,677
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(86)	1,357	(1,443)	(2,586)	(4,029)	1,443
Fidelity VIP Freedom 2015 (Pinnacle V)	547	12,901	(12,354)	50,165	37,811	12,354
Fidelity VIP Freedom 2020 (AdvantEdge)	(105)	(28)	(77)	1,723	1,646	77
Fidelity VIP Freedom 2020 (AnnuiChoice II)	226	629	(403)	324	(79)	403
Fidelity VIP Freedom 2020 (GrandMaster)	2,373	3,786	(1,413)	1,750	337	1,413
Fidelity VIP Freedom 2020 (Pinnacle IV)	1,078	5,613	(4,535)	(10,370)	(14,905)	4,535
Fidelity VIP Freedom 2020 (Pinnacle)	77	121	(44)	44	—	44
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(30)	697	(727)	(397)	(1,124)	727
Fidelity VIP Freedom 2020 (Pinnacle V)	(2,815)	900	(3,715)	76,923	73,208	3,715
Fidelity VIP Freedom 2025 (Advantedge)	(111)	(40)	(71)	1,906	1,835	71
Fidelity VIP Freedom 2025 (GrandMaster)	2,030	3,261	(1,231)	1,135	(96)	1,231
Fidelity VIP Freedom 2025 (Pinnacle)	67	107	(40)	40	—	40
Fidelity VIP Freedom 2025 (Pinnacle IV)	(34)	36	(70)	(145)	(215)	70
Fidelity VIP Freedom 2025 (Pinnacle V)	218	1,993	(1,775)	809	(966)	1,775
Fidelity VIP Freedom 2030 (Grandmaster)	3,519	4,969	(1,450)	1,312	(138)	1,450
Fidelity VIP Freedom 2030 (Pinnacle)	116	164	(48)	48	—	48
Fidelity VIP Freedom 2030 (Pinnacle IV)	2	34	(32)	(466)	(498)	32
Fidelity VIP Freedom 2030 (Pinnacle Plus)	7	32	(25)	11	(14)	25
Fidelity VIP Freedom 2030 (Pinnacle V)	342	1,395	(1,053)	1,142	89	1,053
Fidelity VIP II Index 500 (Pinnacle)	6,730	13,311	(6,581)	37,901	31,320	6,581
Fidelity VIP II Index 500 (Pinnacle IV)	10,027	45,124	(35,097)	(70,005)	(105,102)	35,097
Fidelity VIP II Index 500 (Pinnacle V)	6,801	29,462	(22,661)	65,622	42,961	22,661

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Signficant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
Fidelity VIP Index 500 (AdvantEdge)	$2,120	$8,980	$(6,860)	$19,254	$12,394	$6,860
Fidelity VIP Index 500 (AnnuiChoice II)	4,431	8,489	(4,058)	11,233	7,175	4,058
Fidelity VIP Index 500 (AnnuiChoice)	3,922	10,138	(6,216)	(19,145)	(25,361)	6,216
Fidelity VIP Index 500 (Grandmaster flex3)	1,075	5,255	(4,180)	(2,439)	(6,619)	4,180
Fidelity VIP Index 500 (Grandmaster)	16,832	34,728	(17,896)	32,437	14,541	17,896
Fidelity VIP Index 500 (IQ3)	2,211	9,241	(7,030)	(1,790)	(8,820)	7,030
Fidelity VIP Index 500 (Pinnacle Plus)	11,967	28,020	(16,053)	53,103	37,050	16,053
Fidelity VIP Investment Grade Bond (AdvantEdge)	3,675	17,911	(14,236)	15,554	1,318	14,236
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	3,421	12,843	(9,422)	11,759	2,337	9,422
Fidelity VIP Investment Grade Bond (AnnuiChoice)	679	9,083	(8,404)	18,975	10,571	8,404
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	11,224	38,194	(26,970)	29,912	2,942	26,970
Fidelity VIP Investment Grade Bond (GrandMaster)	4,919	19,088	(14,169)	19,714	5,545	14,169
Fidelity VIP Investment Grade Bond (IQ3)	4,675	22,612	(17,937)	23,023	5,086	17,937
Fidelity VIP Investment Grade Bond (Pinnacle)	1,227	8,217	(6,990)	12,374	5,384	6,990
Fidelity VIP Investment Grade Bond (Pinnacle IV)	11,239	70,617	(59,378)	124,086	64,708	59,378
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)*	373	1,005	(632)	672	40	632
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	18,326	62,483	(44,157)	65,763	21,606	44,157
Fidelity VIP Investment Grade Bond (Pinnacle V)	27,913	129,757	(101,844)	110,936	9,092	101,844
Fidelity VIP Mid Cap (AdvantEdge)	(8,995)	48,482	(57,477)	80,375	22,898	57,477
Fidelity VIP Mid Cap (AnnuiChoice II)	(4,223)	29,918	(34,141)	68,341	34,200	34,141
Fidelity VIP Mid Cap (AnnuiChoice)	(2,141)	27,924	(30,065)	56,212	26,147	30,065
Fidelity VIP Mid Cap (GrandMaster flex3)	(4,184)	21,629	(25,813)	44,423	18,610	25,813
Fidelity VIP Mid Cap (Grandmaster)	(3,551)	19,979	(23,530)	13,522	(10,008)	23,530
Fidelity VIP Mid Cap (IQ Annuity)	(9,483)	56,786	(66,269)	64,505	(1,764)	66,269
Fidelity VIP Mid Cap (Pinnacle)	(3,960)	25,270	(29,230)	44,262	15,032	29,230
Fidelity VIP Mid Cap (Pinnacle IV)	(29,756)	140,122	(169,878)	86,068	(83,810)	169,878
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)*	(8)	118	(126)	130	4	126
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(124)	3,440	(3,564)	3,494	(70)	3,564
Fidelity VIP Mid Cap (Pinnacle Plus)	(17,510)	73,403	(90,913)	163,262	72,349	90,913
Fidelity VIP Mid Cap (Pinnacle V)	(20,456)	111,810	(132,266)	315,405	183,139	132,266
Fidelity VIP Overseas (AdvantEdge)	452	1,627	(1,175)	6,428	5,253	1,175
Fidelity VIP Overseas (AnnuiChoice II)	790	1,360	(570)	8,457	7,887	570
Fidelity VIP Overseas (AnnuiChoice)	(1,128)	(673)	(455)	(19,600)	(20,055)	455
Fidelity VIP Overseas (GrandMaster flex3)	54	445	(391)	8,520	8,129	391
Fidelity VIP Overseas (GrandMaster)	621	1,217	(596)	7,089	6,493	596
Fidelity VIP Overseas (IQ3)	847	1,992	(1,145)	(7,381)	(8,526)	1,145
Fidelity VIP Overseas (Pinnacle)	(69)	1,122	(1,191)	(23,796)	(24,987)	1,191
Fidelity VIP Overseas (Pinnacle IV)	(2,095)	222	(2,317)	(159,686)	(162,003)	2,317
Fidelity VIP Overseas (Pinnacle Plus)	(152)	942	(1,094)	(2,420)	(3,514)	1,094
Fidelity VIP Overseas (Pinnacle V)	(137)	2,103	(2,240)	39,843	37,603	2,240
BlackRock Capital Appreciation VI (Advantedge)	(893)	545	(1,438)	1,097	(341)	1,438
BlackRock Capital Appreciation VI (AnnuiChoice II)	(33)	44	(77)	63	(14)	77
BlackRock Capital Appreciation VI (Annuichoice)	(86)	16	(102)	441	339	102
BlackRock Capital Appreciation VI (Grandmaster flex3)	(146)	(66)	(80)	(312)	(392)	80
BlackRock Capital Appreciation VI Class III (Grandmaster)	(23)	(11)	(12)	(35)	(47)	12
BlackRock Capital Appreciation VI Class III (Pinnacle)	(106)	76	(182)	(183)	(365)	182
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(909)	(630)	(279)	(1,663)	(1,942)	279
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(852)	579	(1,431)	3,209	1,778	1,431
BlackRock Global Allocation VI (Advantedge)	(317)	1,677	(1,994)	(360)	(2,354)	1,994
BlackRock Global Allocation VI (AnnuiChoice II)	338	562	(224)	(534)	(758)	224
BlackRock Global Allocation VI (Annuichoice)	(469)	(356)	(113)	2,493	2,380	113
BlackRock Global Allocation VI (Grandmaster flex3)	129	316	(187)	37	(150)	187
BlackRock Global Allocation VI (Grandmaster)	108	252	(144)	95	(49)	144
BlackRock Global Allocation VI Class III (Pinnacle)	(586)	(502)	(84)	127	43	84
BlackRock Global Allocation VI Class III (Pinnacle IV)	(1,043)	(1,011)	(32)	1,206	1,174	32
BlackRock Global Allocation VI Class III (Pinnacle V)	(478)	(175)	(303)	(178)	(481)	303
DWS Small Cap Index VIP (Pinnacle)	(3,093)	(2,939)	(154)	(5,945)	(6,099)	154

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Signficant Accounting Policies (continued)

Subaccount	Net investment income (loss) as adjusted	Net investment income (loss) as originally reported	Effect of change	Realized gain (loss) as adjusted	Realized gain (loss) as originally reported	Effect of change
DWS Small Cap Index VIP (Pinnacle IV)	$(176)	$(168)	$(8)	$(464)	$(472)	$8
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(3,525)	7,024	(10,549)	4,425	(6,124)	10,549
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(162)	355	(517)	(667)	(1,184)	517
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(15)	85	(100)	99	(1)	100
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(328)	712	(1,040)	661	(379)	1,040
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,631)	4,236	(5,867)	(2,683)	(8,550)	5,867
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(153)	348	(501)	(3,170)	(3,671)	501
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(405)	(121)	(284)	(7,338)	(7,622)	284
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(1,046)	2,578	(3,624)	4,956	1,332	3,624
DWS Small Cap Index (AdvantEdge)	(208)	(207)	(1)	3,213	3,212	1
DWS Small Cap Index (AnnuiChoice II)	(141)	(132)	(9)	2,592	2,583	9
DWS Small Cap Index (AnnuiChoice)	(186)	(172)	(14)	10,601	10,587	14
DWS Small Cap Index (GrandMaster flex3)	(649)	(632)	(17)	4,341	4,324	17
DWS Small Cap Index (Grandmaster)	(63)	(55)	(8)	3,749	3,741	8
DWS Small Cap Index (IQ3)	(773)	(752)	(21)	(6,078)	(6,099)	21
DWS Small Cap Index (Pinnacle Plus)	(3,083)	(2,654)	(429)	(55,510)	(55,939)	429
DWS Small Cap Index VIP (Pinnacle IV)	(2,551)	(2,460)	(91)	62,914	62,823	91
DWS Small Cap Index VIP (Pinnacle V)	(1,041)	(1,008)	(33)	15,225	15,192	33
Pimco VIT Commodity Real Return (Pinnacle)	3,523	11,561	(8,038)	9,236	1,198	8,038
Pimco VIT Commodity Real Return (Pinnacle IV)	6,599	30,998	(24,399)	(7,501)	(31,900)	24,399
Pimco VIT Commodity Real Return (Pinnacle V)	10,067	50,791	(40,724)	17,177	(23,547)	40,724
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	3,977	20,547	(16,570)	8,376	(8,194)	16,570
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	2,381	7,351	(4,970)	2,597	(2,373)	4,970
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	530	1,823	(1,293)	(384)	(1,677)	1,293
Pimco VIT Commodity Real Return Strategy (Grandmaster)	3,258	11,004	(7,746)	(1,072)	(8,818)	7,746
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	2,291	12,972	(10,681)	12,605	1,924	10,681
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	634	3,433	(2,799)	2,414	(385)	2,799
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	3,362	17,187	(13,825)	4,740	(9,085)	13,825
Pimco VIT Real Return (Pinnacle IV)	(4,898)	42,924	(47,822)	73,727	25,905	47,822
Pimco VIT Real Return (AdvantEdge)	(1,325)	9,188	(10,513)	11,073	560	10,513
Pimco VIT Real Return (AnnuiChoice II)	(706)	14,767	(15,473)	27,880	12,407	15,473
Pimco VIT Real Return (AnnuiChoice)	91	23,087	(22,996)	58,129	35,133	22,996
Pimco VIT Real Return (GrandMaster flex3)	(117)	3,391	(3,508)	5,921	2,413	3,508
Pimco VIT Real Return (Grandmaster)	(844)	11,455	(12,299)	16,824	4,525	12,299
Pimco VIT Real Return (IQ Annuity)	(1,416)	12,640	(14,056)	18,266	4,210	14,056
Pimco VIT Real Return (Pinnacle)	(2,500)	8,080	(10,580)	18,425	7,845	10,580
Pimco VIT Real Return (Pinnacle Plus)	(24,535)	81,657	(106,192)	303,542	197,350	106,192
Pimco VIT Real Return (Pinnacle V)	(8,696)	68,543	(77,239)	98,393	21,154	77,239
Pimco VIT Total Return (Pinnacle V)	67,151	225,084	(157,933)	179,431	21,498	157,933
Pimco VIT Total Return (AdvantEdge)	36,648	122,391	(85,743)	99,404	13,661	85,743
Pimco VIT Total Return (AnnuiChoice II)	15,453	39,167	(23,714)	50,081	26,367	23,714
Pimco VIT Total Return (AnnuiChoice)	11,224	18,411	(7,187)	47,836	40,649	7,187
Pimco VIT Total Return (GrandMaster flex3)	5,460	17,915	(12,455)	15,154	2,699	12,455
Pimco VIT Total Return (Grandmaster)	11,612	31,571	(19,959)	25,946	5,987	19,959
Pimco VIT Total Return (IQ Annuity)	10,176	30,429	(20,253)	33,292	13,039	20,253
Pimco VIT Total Return (Pinnacle)	10,627	28,482	(17,855)	22,709	4,854	17,855
Pimco VIT Total Return (Pinnacle IV)	12,497	37,299	(24,802)	34,475	9,673	24,802
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	24	270	(246)	246	—	246
Pimco VIT Total Return (Pinnacle Plus)	14,737	61,359	(46,622)	61,967	15,345	46,622

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2013 and the cost of investments held at December 31, 2013, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$210,000	$41,943	$426,209
Touchstone Aggressive ETF (AnnuiChoice ®)	410,648	30,917	549,382
Touchstone Aggressive ETF (AnnuiChoice II)	256,982	7,793	566,284
Touchstone Aggressive ETF (GrandMaster flex3)	941,833	60,430	1,283,230
Touchstone Aggressive ETF (Grandmaster)	290,518	236,216	284,757
Touchstone Aggressive ETF (IQ Annuity)	550,976	107,603	828,968
Touchstone Aggressive ETF (Pinnacle)	733,685	32,896	803,497
Touchstone Aggressive ETF (Pinnacle IV)	932,899	389,188	1,591,062
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	8,813	5	8,808
Touchstone Aggressive ETF (Pinnacle Plus)	208,892	65,779	307,757
Touchstone Aggressive ETF (Pinnacle V)	504,249	53,802	894,356
Touchstone Baron Small Cap Growth (Pinnacle)	1,136,534	841,250	2,046,739
Touchstone Baron Small Cap Growth (Pinnacle IV)	649,856	418,811	1,590,655
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	1,906	1,252	14,692
Touchstone Baron Small Cap Growth (Pinnacle V)	724,585	369,390	2,000,045
Touchstone Baron Small Cap Growth (AdvantEdge)	194,672	147,607	637,602
Touchstone Baron Small Cap Growth (AnnuiChoice II)	119,948	500,329	640,713
Touchstone Baron Small Cap Growth (AnnuiChoice)	55,706	420,764	95,637
Touchstone Baron Small Cap Growth (GrandMaster flex3)	112,567	116,970	320,123
Touchstone Baron Small Cap Growth (Grandmaster)	524,945	81,377	559,437
Touchstone Baron Small Cap Growth (IQ Annuity)	211,756	123,129	1,080,929
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	6,480	15	6,464
Touchstone Baron Small Cap Growth (Pinnacle Plus)	442,349	170,632	773,914
Touchstone Conservative ETF (AdvantEdge)	278,750	23,218	352,050
Touchstone Conservative ETF (AnnuiChoice II)	134,712	136,302	376,894
Touchstone Conservative ETF (AnnuiChoice)	425	4,448	9,214
Touchstone Conservative ETF (GrandMaster flex3)	43,651	54,641	680,212
Touchstone Conservative ETF (Grandmaster)	14,351	70,402	171,998
Touchstone Conservative ETF (IQ Annuity)	204,178	623,718	1,391,605
Touchstone Conservative ETF (Pinnacle)	75,994	125,366	430,734
Touchstone Conservative ETF (Pinnacle IV)	494,211	757,976	2,447,894
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	166,786	165,702	—
Touchstone Conservative ETF (Pinnacle Plus)	79,459	312,470	1,606,797
Touchstone Conservative ETF Fund (Pinnacle V)	541,360	631,258	3,424,903
Touchstone Core Bond (AdvantEdge)	37,617	37,459	210,553
Touchstone Core Bond (AnnuiChoice II)	11,145	10,738	82,126
Touchstone Core Bond (AnnuiChoice)	8,724	27,101	254,873
Touchstone Core Bond (GrandMaster flex3)	3,859	113,894	83,539
Touchstone Core Bond (Grandmaster)	5,854	241,527	174,333
Touchstone Core Bond (IQ Annuity)	3,713	55,692	98,359

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Core Bond (Pinnacle)	$17,467	$12,659	$172,895
Touchstone Core Bond (Pinnacle IV)	38,526	456,830	1,038,794
Touchstone Core Bond (Pinnacle II Reduced M&E)	442	906	10,002
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	109,517	35,564	74,016
Touchstone Core Bond (Pinnacle Plus)	22,546	289,662	166,706
Touchstone Core Bond (PinnacleV)	128,098	421,854	915,492
Touchstone Enhanced ETF (AdvantEdge)	13,106	229,929	—
Touchstone Enhanced ETF (AnnuiChoice II)	8,783	210,013	—
Touchstone Enhanced ETF (AnnuiChoice)	7,887	565,778	—
Touchstone Enhanced ETF (GrandMaster flex3)	24,497	997,749	—
Touchstone Enhanced ETF (Grandmaster)	7,390	327,627	—
Touchstone Enhanced ETF (IQ Annuity)	24,455	545,917	—
Touchstone Enhanced ETF (Pinnacle)	16,461	811,471	—
Touchstone Enhanced ETF (Pinnacle IV)	60,846	1,087,881	—
Touchstone Enhanced ETF (Pinnacle Plus Reduced M&E)	186,548	191,136	—
Touchstone Enhanced ETF (Pinnacle Plus)	10,414	386,571	—
Touchstone Enhanced ETF (Pinnacle V)	10,777	458,108	—
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	6,718	46,184	139,051
Touchstone GMAB Aggressive ETF (Pinnacle IV)	12,329	202,838	287,467
Touchstone GMAB Aggressive ETF (Pinnacle V)	11,897	233,808	248,627
Touchstone GMAB Conservative ETF (Pinnacle IV)	5,992	2,838	113,382
Touchstone GMAB Conservative ETF (Pinnacle V)	18,427	20,528	348,238
Touchstone GMAB Moderate ETF (Pinnacle IV)	82,930	389,239	1,917,200
Touchstone GMAB Moderate ETF(Pinnacle V)	30,774	668,501	1,155,127
Touchstone High Yield (AdvantEdge)	26,896	24,701	33,382
Touchstone High Yield (AnnuiChoice II)	4,769	8,167	17,872
Touchstone High Yield (AnnuiChoice)	41,130	140,527	117,113
Touchstone High Yield (GrandMaster flex3)	44,347	47,098	196,325
Touchstone High Yield (Grandmaster)	27,919	133,325	20,088
Touchstone High Yield (IQ Annuity)	31,110	23,984	218,458
Touchstone High Yield (Pinnacle)	176,271	332,593	477,678
Touchstone High Yield (Pinnacle IV)	317,531	728,859	1,681,961
Touchstone High Yield (Pinnacle II Reduced M&E)	643	386	4,852
Touchstone High Yield (Pinnacle Plus Reduced M&E)	58,463	39,967	18,582
Touchstone High Yield (Pinnacle Plus)	121,665	181,699	421,995
Touchstone High Yield (PinnacleV)	144,130	176,768	538,367
Touchstone Large Cap Core Equity (AdvantEdge)	51,424	11,417	113,511
Touchstone Large Cap Core Equity (AnnuiChoice II)	49,549	6,857	101,872
Touchstone Large Cap Core Equity (AnnuiChoice)	609	12,366	26,703
Touchstone Large Cap Core Equity (GrandMaster flex3)	839	20,455	36,569
Touchstone Large Cap Core Equity (Grandmaster)	8,713	163,537	33,781
Touchstone Large Cap Core Equity (IQ Annuity)	12,381	16,229	287,320
Touchstone Large Cap Core Equity (Pinnacle)	34,215	181,678	1,119,605
Touchstone Large Cap Core Equity (Pinnacle IV)	81,561	549,397	512,156
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	708	1,825	36,353
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	73,457	1,630	71,943
Touchstone Large Cap Core Equity (Pinnacle Plus)	47,603	152,816	207,580

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (PinnacleV)	$141,025	$74,970	$444,730
Touchstone Mid Cap Growth (AdvantEdge)	4,591	3,473	42,007
Touchstone Mid Cap Growth (AnnuiChoice II)	16,778	16,343	116,900
Touchstone Mid Cap Growth (AnnuiChoice)	16,820	14,081	73,784
Touchstone Mid Cap Growth (GrandMaster flex3)	25,519	86,206	126,375
Touchstone Mid Cap Growth (Grandmaster)	332,696	68,046	373,261
Touchstone Mid Cap Growth (IQ Annuity)	15,068	11,410	208,526
Touchstone Mid Cap Growth (Pinnacle)	90,530	67,783	324,168
Touchstone Mid Cap Growth (Pinnacle IV)	168,865	320,871	706,186
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	68,964	3,478	102,052
Touchstone Mid Cap Growth (Pinnacle Plus)	590,484	808,684	1,572,984
Touchstone Mid Cap Growth (PinnacleV)	105,857	52,230	218,994
Touchstone Moderate ETF (AdvantEdge)	78,077	79,877	904,052
Touchstone Moderate ETF (AnnuiChoice II)	51,346	118,336	654,476
Touchstone Moderate ETF (AnnuiChoice)	31,096	78,007	289,604
Touchstone Moderate ETF (GrandMaster flex3)	43,616	150,556	732,154
Touchstone Moderate ETF (Grandmaster)	4,502	48,213	93,816
Touchstone Moderate ETF (IQ Annuity)	71,081	394,561	951,826
Touchstone Moderate ETF (Pinnacle)	28,989	104,622	464,137
Touchstone Moderate ETF (Pinnacle IV)	243,491	1,535,709	2,426,712
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	239	1,403	11,286
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	146,913	5,613	141,497
Touchstone Moderate ETF (Pinnacle Plus)	92,633	314,872	1,468,662
Touchstone Moderate ETF (Pinnacle V)	649,385	557,847	1,703,304
Touchstone Money Market (AdvantEdge)	2,721,381	1,651,107	1,856,818
Touchstone Money Market (AnnuiChoice II)	269,535	62,382	526,427
Touchstone Money Market (AnnuiChoice)	562,451	664,165	420,509
Touchstone Money Market (GrandMaster flex3)	1,725,356	1,808,518	366,440
Touchstone Money Market (Grandmaster)	1,915,468	2,269,271	1,947,050
Touchstone Money Market (IQ3)	7,262,561	7,295,347	1,410,072
Touchstone Money Market (Pinnacle)	1,136,936	1,597,443	1,851,636
Touchstone Money Market (Pinnacle IV)	3,218,866	3,977,534	3,511,962
Touchstone Money Market (Pinnacle II Reduced M&E)	436	327	28,450
Touchstone Money Market (Pinnacle Plus Reduced M&E)	149,768	111,987	40,237
Touchstone Money Market (Pinnacle Plus)	754,726	1,282,866	385,656
Touchstone Money Market (Pinnacle V)	2,975,323	1,596,574	2,592,035
Touchstone Third Avenue Value (AdvantEdge)	39,356	119,926	226,891
Touchstone Third Avenue Value (AnnuiChoice II)	46,312	65,037	278,250
Touchstone Third Avenue Value (AnnuiChoice)	13,433	148,601	272,801
Touchstone Third Avenue Value (GrandMaster flex3)	104,985	84,729	616,301
Touchstone Third Avenue Value (Grandmaster)	57,854	171,246	658,488
Touchstone Third Avenue Value (IQ Annuity)	85,782	116,298	1,171,226
Touchstone Third Avenue Value (Pinnacle)	128,976	402,202	2,385,610
Touchstone Third Avenue Value (Pinnacle IV)	156,543	1,185,191	2,537,890
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,018	1,877	61,058
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	75,149	11,746	64,036
Touchstone Third Avenue Value (Pinnacle Plus)	180,771	326,895	764,704

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle V)	$87,047	$303,374	$706,607
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	67,764	140,403	988,882
Fidelity VIP Overseas (Pinnacle)	2,677	9,062	163,916
Fidelity VIP Overseas (Pinnacle IV)	3,376	42,128	123,517
Fidelity VIP Equity-Income (Grandmaster)	919,110	1,122,138	8,381,826
Fidelity VIP Equity-Income (Pinnacle)	120,935	259,380	1,713,082
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,135	134	11,366
Fidelity VIP Growth (Grandmaster)	17,636	669,828	2,930,830
Fidelity VIP High Income (Grandmaster)	691,278	960,732	3,045,046
Fidelity VIP II Asset Manager (Grandmaster)	72,846	495,458	3,227,049
Fidelity VIP II Contrafund (Grandmaster)	183,156	1,905,084	8,309,971
Fidelity VIP II Contrafund (Pinnacle)	253,943	1,281,990	3,414,793
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	380	780	28,226
Fidelity VIP II Index 500 (Grandmaster)	107,118	547,443	2,739,686
Fidelity VIP II Index 500 (IQ3)	631	315	18,072
Fidelity VIP II Index 500 (Pinnacle)	68,591	401,302	2,014,725
Fidelity VIP II Index 500 (Pinnacle IV)	889	57,165	12,988
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	607	236	17,420
Fidelity VIP II Investment Grade Bond (Pinnacle)	32,177	201,108	884,157
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	49,334	308,518	1,351,033
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	165	56	4,725
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	1,334	3,948	35,862
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	1,695	10,642	46,101
Fidelity VIP II Investment Grade Bond (Grandmaster)	44,573	162,743	1,231,174
Fidelity VIP II Investment Grade Bond (IQ Annuity)	4,492	4,819	123,663
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	43,093	54	43,038
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	4,325	74,498	116,057
Fidelity VIP III Balanced (Grandmaster)	100,451	303,728	1,408,629
Fidelity VIP Overseas (AnnuiChoice)	28	19	1,109
Fidelity VIP Overseas (Grandmaster flex3)	533	15,639	19,916
Fidelity VIP Overseas (Grandmaster)	31,975	197,722	2,053,725
Fidelity VIP Overseas (IQ Annuity)	310	258	17,349
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	3,857	447	3,434
Fidelity VIP Overseas (Pinnacle Plus)	1,207	19,659	59,258
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	1,087	82,135	275,645
Fidelity VIP III Mid Cap (Grandmaster)	196,195	168,067	1,904,605
Fidelity VIP III Mid Cap (Pinnacle)	373,644	368,209	1,999,792
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	873	84	6,603
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	10,338	74,651	201,631
Fidelity VIP Asset Manager (AdvantEdge)	1,426	5,938	57,384
Fidelity VIP Asset Manager (AnnuiChoice II)	10,441	12,527	139,459
Fidelity VIP Asset Manager (AnnuiChoice)	2,271	3,146	80,770
Fidelity VIP Asset Manager (GrandMaster flex3)	359	1,107	18,296
Fidelity VIP Asset Manager (Pinnacle)	87	196	869

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV)	$79,821	$27,866	$258,000
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	13,928	683	13,264
Fidelity VIP Asset Manager (Pinnacle Plus)	637	78,731	24,471
Fidelity VIP Asset Manager (Pinnacle V)	43,402	13,643	181,273
Fidelity VIP Balanced (AdvantEdge)	419,740	48,880	743,908
Fidelity VIP Balanced (AnnuiChoice II)	87,205	21,401	228,613
Fidelity VIP Balanced (AnnuiChoice)	18,023	40,998	218,540
Fidelity VIP Balanced (GrandMaster flex3)	62,306	61,313	207,547
Fidelity VIP Balanced (Grandmaster)	89,805	145,159	347,021
Fidelity VIP Balanced (IQ3)	26,294	61,094	243,003
Fidelity VIP Balanced (Pinnacle)	21,865	66,174	281,237
Fidelity VIP Balanced (Pinnacle IV)	105,902	321,081	1,109,045
Fidelity VIP Balanced (Pinnacle Plus)	70,478	97,795	434,656
Fidelity VIP Balanced (Pinnacle V)	141,830	339,471	830,973
Fidelity VIP Contrafund (AdvantEdge)	274,761	269,975	1,503,121
Fidelity VIP Contrafund (AnnuiChoice II)	107,771	86,557	495,928
Fidelity VIP Contrafund (AnnuiChoice)	30,500	430,624	533,619
Fidelity VIP Contrafund (GrandMaster flex3)	274,413	128,033	823,154
Fidelity VIP Contrafund (IQ Advisor Standard)	2,273	54	10,223
Fidelity VIP Contrafund (IQ3)	71,552	201,647	1,183,723
Fidelity VIP Contrafund (Pinnacle IV)	431,703	2,680,306	4,222,602
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	77,753	17,141	97,836
Fidelity VIP Contrafund (Pinnacle Plus)	341,626	754,441	1,931,838
Fidelity VIP Contrafund (Pinnacle V)	532,166	801,883	4,543,601
Fidelity VIP Disciplined Small Cap (Advantedge)	60	7,201	—
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	12,503	3,481	9,948
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	2,640	326	29,608
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	1,787	1,904	—
Fidelity VIP Disciplined Small Cap (GrandMaster)	4,398	4,166	14,357
Fidelity VIP Disciplined Small Cap (IQ Annuity)	6,112	1,863	64,332
Fidelity VIP Disciplined Small Cap (Pinnacle)	165,377	167,453	135,844
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	18,152	26,885	68,656
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	1,577,772	465,580	1,317,743
Fidelity VIP Disciplined Small Cap (Pinnacle V)	38,974	5,091	109,065
Fidelity VIP Equity-Income (AnnuiChoice II)	47,159	18,217	293,968
Fidelity VIP Equity-Income (AdvantEdge)	136,852	145,825	156,220
Fidelity VIP Equity-Income (AnnuiChoice)	23,971	69,549	221,138
Fidelity VIP Equity-Income (GrandMaster flex3)	18,503	17,878	149,755
Fidelity VIP Equity-Income (IQ3)	41,529	55,419	282,801
Fidelity VIP Equity-Income (Pinnacle IV)	262,466	327,943	1,246,412
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	71,539	1,707	98,573
Fidelity VIP Equity-Income (Pinnacle Plus)	1,722,754	674,043	2,053,446
Fidelity VIP Equity-Income (Pinnacle V)	282,250	116,986	991,382
Fidelity VIP Freedom 2010 (Advantedge)	29,343	32,433	53,782
Fidelity VIP Freedom 2010 (GrandMaster flex3)	229	4,938	5,353
Fidelity VIP Freedom 2010 (GrandMaster)	406	790	13,436
Fidelity VIP Freedom 2010 (Pinnacle)	2,453	1,247	85,620

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle IV)	$19,387	$253,517	$632,293
Fidelity VIP Freedom 2010 (Pinnacle V)	32,667	121,785	756,179
Fidelity VIP Freedom 2015 (AdvantEdge)	30,067	7,364	123,431
Fidelity VIP Freedom 2015 (AnnuiChoice II)	690	1,404	17,579
Fidelity VIP Freedom 2015 (GrandMaster flex3)	219	113	6,557
Fidelity VIP Freedom 2015 (GrandMaster)	1,099	103,949	—
Fidelity VIP Freedom 2015 (IQ Annuity)	5,163	83,402	—
Fidelity VIP Freedom 2015 (Pinnacle)	35	3,411	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	13,825	35,345	383,204
Fidelity VIP Freedom 2015 (Pinnacle Plus)	2,549	7,450	67,631
Fidelity VIP Freedom 2015 (Pinnacle V)	20,970	84,621	548,979
Fidelity VIP Freedom 2020 (AdvantEdge)	64	3,518	1,220
Fidelity VIP Freedom 2020 (AnnuiChoice II)	1,097	431	39,157
Fidelity VIP Freedom 2020 (GrandMaster)	2,078	173,838	6,505
Fidelity VIP Freedom 2020 (Pinnacle IV)	15,025	5,919	387,009
Fidelity VIP Freedom 2020 (Pinnacle)	47	5,702	—
Fidelity VIP Freedom 2020 (Pinnacle Plus)	796	38,241	15,030
Fidelity VIP Freedom 2020 (Pinnacle V)	35,171	5,102	234,732
Fidelity VIP Freedom 2025 (Advantedge)	70	3,655	1,188
Fidelity VIP Freedom 2025 (GrandMaster)	1,568	175,069	—
Fidelity VIP Freedom 2025 (Pinnacle)	50	5,744	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	192	96	5,411
Fidelity VIP Freedom 2025 (Pinnacle V)	154,079	8,049	309,690
Fidelity VIP Freedom 2030 (Grandmaster)	1,958	245,566	—
Fidelity VIP Freedom 2030 (Pinnacle)	63	8,057	—
Fidelity VIP Freedom 2030 (Pinnacle IV)	92	1,192	2,647
Fidelity VIP Freedom 2030 (Pinnacle Plus)	93	57	3,203
Fidelity VIP Freedom 2030 (Pinnacle V)	33,329	3,998	132,334
Fidelity VIP Growth (AnnuiChoice II)	4,943	52,821	180,513
Fidelity VIP Growth (GrandMaster)	173,896	136,701	420,508
Fidelity VIP Growth (AdvantEdge)	254	10,284	77,039
Fidelity VIP Growth (AnnuiChoice)	334	56,802	56,927
Fidelity VIP Growth (GrandMaster flex3)	3,541	11,447	44,501
Fidelity VIP Growth (IQ3)	1,250	26,015	68,629
Fidelity VIP Growth (Pinnacle)	31,169	54,620	63,744
Fidelity VIP Growth (Pinnacle IV)	22,062	240,369	293,834
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	2,710	619	2,201
Fidelity VIP Growth (Pinnacle Plus)	102,026	1,273,774	312,811
Fidelity VIP Growth (Pinnacle V)	57,452	231,090	360,262
Fidelity VIP High Income (AdvantEdge)	615,907	691,885	639,366
Fidelity VIP High Income (AnnuiChoice II)	13,312	28,278	65,531
Fidelity VIP High Income (AnnuiChoice)	13,705	13,390	198,525
Fidelity VIP High Income (GrandMaster flex3)	1,693,243	1,647,638	1,795,363
Fidelity VIP High Income (IQ3)	7,149,435	6,962,610	7,175,650
Fidelity VIP High Income (Pinnacle)	7,381	8,601	47,550
Fidelity VIP High Income (Pinnacle IV)	177,735	265,243	555,873
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	68,672	39,895	28,804

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle Plus)	$88,099	$1,315,697	$281,894
Fidelity VIP High Income (Pinnacle V)	617,227	559,885	462,661
Fidelity VIP II Index 500 (Pinnacle)	80,640	461,951	409,140
Fidelity VIP II Index 500 (Pinnacle IV)	635,713	1,434,067	1,911,820
Fidelity VIP II Index 500 (Pinnacle V)	2,098,803	598,694	3,281,120
Fidelity VIP Index 500 (AdvantEdge)	529,913	408,557	764,104
Fidelity VIP Index 500 (AnnuiChoice II)	155,940	74,598	505,114
Fidelity VIP Index 500 (AnnuiChoice)	21,964	237,033	256,714
Fidelity VIP Index 500 (Grandmaster flex3)	36,772	81,803	246,872
Fidelity VIP Index 500 (Grandmaster)	125,755	1,025,934	982,472
Fidelity VIP Index 500 (IQ3)	44,412	27,235	590,850
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	102,709	1,433	101,401
Fidelity VIP Index 500 (Pinnacle Plus)	168,279	1,639,750	932,073
Fidelity VIP Investment Grade Bond (AdvantEdge)	302,954	89,161	765,493
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	158,331	22,848	482,274
Fidelity VIP Investment Grade Bond (AnnuiChoice)	9,165	31,661	214,367
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	9,472	1,064,143	156,381
Fidelity VIP Investment Grade Bond (GrandMaster)	111,608	159,082	496,001
Fidelity VIP Investment Grade Bond (IQ3)	29,547	119,987	520,029
Fidelity VIP Investment Grade Bond (Pinnacle)	116,504	156,431	195,833
Fidelity VIP Investment Grade Bond (Pinnacle IV)	84,100	824,022	1,371,806
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	1,028	1,709	31,038
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	80,307	38,786	41,571
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	31,050	1,811,969	230,259
Fidelity VIP Investment Grade Bond (Pinnacle V)	2,305,082	545,982	5,715,656
Fidelity VIP Mid Cap (AdvantEdge)	178,456	178,137	782,153
Fidelity VIP Mid Cap (AnnuiChoice II)	79,782	46,845	481,051
Fidelity VIP Mid Cap (AnnuiChoice)	69,768	173,714	315,421
Fidelity VIP Mid Cap (GrandMaster flex3)	110,128	55,701	350,297
Fidelity VIP Mid Cap (Grandmaster)	98,068	48,162	353,328
Fidelity VIP Mid Cap (IQ Annuity)	166,456	75,096	918,959
Fidelity VIP Mid Cap (Pinnacle)	127,691	79,545	440,031
Fidelity VIP Mid Cap (Pinnacle IV)	420,880	825,945	1,616,410
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	216	330	1,607
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	20,313	2,278	65,843
Fidelity VIP Mid Cap (Pinnacle Plus)	1,954,098	863,226	2,362,970
Fidelity VIP Mid Cap (Pinnacle V)	527,922	262,081	1,950,512
Fidelity VIP Overseas (AdvantEdge)	9,581	74,792	295,303
Fidelity VIP Overseas (AnnuiChoice II)	17,504	11,806	163,818
Fidelity VIP Overseas (AnnuiChoice)	64,157	15,709	185,320
Fidelity VIP Overseas (GrandMaster flex3)	29,135	42,290	95,512
Fidelity VIP Overseas (GrandMaster)	642,448	107,319	732,053
Fidelity VIP Overseas (IQ3)	9,321	34,229	271,513
Fidelity VIP Overseas (Pinnacle)	797,545	681,946	544,869
Fidelity VIP Overseas (Pinnacle IV)	380,861	265,977	795,508
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	7,553	19	7,534
Fidelity VIP Overseas (Pinnacle Plus)	154,020	121,356	364,132

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle V)	$318,183	$63,375	$911,854
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)	66,360	330,365	2,194,491
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	215	95	6,816
Franklin Income Securities (Pinnacle)	399,822	1,152,257	4,731,936
Franklin Income Securities (Pinnacle II Reduced M&E)	15,723	2,751	239,546
JP Morgan IT Mid Cap Value (AnnuiChoice)	34	21	1,196
JP Morgan IT Mid Cap Value (GrandMaster flex3)	2,316	4,243	50,937
JP Morgan IT Mid Cap Value (Grandmaster)	1,462	4,144	31,896
JP Morgan IT Mid Cap Value (IQ3)	1,016	818	22,811
JP Morgan IT Mid Cap Value (Pinnacle)	2,169	11,156	46,815
JP Morgan IT Mid Cap Value (Pinnacle IV)	13,740	67,818	295,119
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	42,405	27	42,378
JP Morgan IT Mid Cap Value (Pinnacle Plus)	5,872	72,539	112,892
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	547	429	9,075
Morgan Stanley UIF Emerging Markets Debt (IQ3)	74	26	1,190
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	23,248	40,270	224,714
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	8,151	116,239	91,148
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	757	168	14,739
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	44	842	2,827
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	325	3,428	20,935
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,265	12,458	81,364
Morgan Stanley UIF U.S. Real Estate (IQ3)	905	1,270	69,720
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	361,991	538,672	494,087
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	14,906	81,599	988,736
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)	22,433	53,964	229,944
Franklin Growth and Income Securities (AdvantEdge)	3,814	15,323	109,793
Franklin Growth and Income Securities (AnnuiChoice II)	14,798	8,468	115,847
Franklin Growth and Income Securities (AnnuiChoice)	48,881	907,825	159,868
Franklin Growth and Income Securities (GrandMaster flex3)	73,654	263,382	283,375
Franklin Growth and Income Securities (Grandmaster)	499,663	302,679	987,215
Franklin Growth and Income Securities (IQ Annuity)	42,797	53,124	715,650
Franklin Growth and Income Securities (Pinnacle)	127,029	209,108	619,518
Franklin Growth and Income Securities (Pinnacle IV)	235,583	798,159	1,656,740
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	38	127	700
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	162,522	551	161,992
Franklin Growth and Income Securities (Pinnacle Plus)	165,550	275,491	534,367
Franklin Growth and Income Securities (Pinnacle V)	275,770	134,906	900,716
Franklin Income Securities (AdvantEdge)	121,147	57,066	275,557
Franklin Income Securities (AnnuiChoice II)	130,055	25,067	471,646
Franklin Income Securities (AnnuiChoice)	26,773	84,699	181,797
Franklin Income Securities (GrandMaster flex3)	188,760	194,355	1,322,527
Franklin Income Securities (Grandmaster)	89,815	427,418	835,055
Franklin Income Securities (IQ Annuity)	102,633	164,052	944,320
Franklin Income Securities (Pinnacle IV)	539,974	1,156,185	2,980,657
Franklin Income Securities (Pinnacle Plus Reduced M&E)	196,728	5,026	205,323

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle Plus)	$264,551	$388,300	$816,788
Franklin Income Securities (Pinnacle V)	1,730,353	292,038	4,340,676
Franklin Large Cap Growth Securities (AdvantEdge)	33,998	20,119	163,856
Franklin Large Cap Growth Securities (AnnuiChoice II)	22,132	9,091	130,354
Franklin Large Cap Growth Securities (AnnuiChoice)	30,771	17,613	56,951
Franklin Large Cap Growth Securities (GrandMaster flex3)	128	937	8,860
Franklin Large Cap Growth Securities (Grandmaster)	667,358	73,330	640,045
Franklin Large Cap Growth Securities (IQ Annuity)	36,685	8,790	160,656
Franklin Large Cap Growth Securities (Pinnacle)	164,408	48,307	252,974
Franklin Large Cap Growth Securities (Pinnacle IV)	287,142	319,944	649,248
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)	57	591	4,475
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	5,299	7	5,293
Franklin Large Cap Growth Securities (Pinnacle Plus)	165,140	59,242	332,309
Franklin Large Cap Growth Securities (Pinnacle V)	169,633	130,587	753,436
Franklin Mutual Shares Securities (AdvantEdge)	267,224	192,791	1,356,505
Franklin Mutual Shares Securities (AnnuiChoice II)	118,431	19,640	271,283
Franklin Mutual Shares Securities (AnnuiChoice)	84,102	254,769	185,475
Franklin Mutual Shares Securities (GrandMaster flex3)	20,987	149,244	673,950
Franklin Mutual Shares Securities (IQ Advisor Standard)	209	5,297	8,989
Franklin Mutual Shares Securities (IQ Annuity)	28,839	108,830	208,228
Franklin Mutual Shares Securities (Pinnacle)	37,119	399,017	425,524
Franklin Mutual Shares Securities (Pinnacle IV)	302,315	657,016	1,327,466
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	18	125	664
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	68,664	1,518	67,191
Franklin Mutual Shares Securities (Pinnacle Plus)	1,652,132	849,363	1,589,784
Franklin Mutual Shares Securities (Pinnacle V)	496,411	448,724	2,529,778
Franklin Mutual Shares Securities(Grandmaster)	12,975	915,923	356,468
Franklin Small Cap Value Securities (AdvantEdge)	65,603	72,300	88,364
Franklin Small Cap Value Securities (Annuichoice II)	10,735	4,421	35,222
Franklin Small Cap Value Securities (Annuichoice)	7,756	112,211	17,759
Franklin Small Cap Value Securities (Grandmaster)	129,678	730,430	170,681
Franklin Small Cap Value Securities (Grandmaster flex3)	2,126	43,543	27,158
Franklin Small Cap Value Securities (IQ Annuuity)	51,223	61,223	115,270
Franklin Small Cap Value Securities (Pinnacle Plus)	145,327	220,351	198,858
Franklin Small Cap Value Securities Fund (Pinnacle)	17,092	240,968	121,283
Franklin Small Cap Value Securities Fund (Pinnacle IV)	67,378	487,579	345,261
Franklin Small Cap Value Securities Fund (Pinnacle V)	129,097	175,502	289,466
Invesco VI American Franchise (AdvantEdge)	30	2,642	9,283
Invesco VI American Franchise (AnnuiChoice II)	24	1,176	7,277
Invesco VI American Franchise (AnnuiChoice)	—	7,169	—
Invesco VI American Franchise (GrandMaster flex3)	—	—	1
Invesco VI American Franchise (Grandmaster)	46	369	15,915
Invesco VI American Franchise (Pinnacle Plus)	105	8,734	34,013
Invesco VI Comstock (AdvantEdge)	101,067	12,267	160,355
Invesco VI Comstock (AnnuiChoice II)	73,638	8,034	86,603
Invesco VI Comstock (AnnuiChoice)	410	272	20,006
Invesco VI Comstock (GrandMaster flex3)	1,813	21,681	52,404

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Grandmaster)	$144,434	$39,875	$159,141
Invesco VI Comstock (IQ Annuity)	314	332	12,673
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	82,748	837	89,400
Invesco VI Comstock (Pinnacle Plus)	1,623,415	613,559	1,217,234
Invesco VI American Value (AdvantEdge)	112,377	64,837	390,971
Invesco VI American Value (AnnuiChoice II)	9,667	14,117	60,280
Invesco VI American Value (AnnuiChoice)	17,955	3,056	15,080
Invesco VI American Value (Grandmaster flex3)	13,676	29,899	7,748
Invesco VI American Value (Grandmaster)	32,674	10,779	23,140
Invesco VI American Value (IQ Annuity)	22,375	13,000	28,810
Invesco VI American Value (Pinnacle Plus Reduced M&E)	6,610	645	6,054
Invesco VI American Value (Pinnacle Plus)	563,985	611,711	1,348,862
Invesco VI American Franchise (Pinnacle)	299,479	300,404	18,089
Invesco VI American Franchise (Pinnacle IV)	410	29,147	93,122
Invesco VI American Franchise (Pinnacle V)	4,568	9,290	74,203
Invesco VI Comstock (Pinnacle)	320,517	4,292	420,259
Invesco VI Comstock (Pinnacle IV)	19,465	137,214	209,391
Invesco VI Comstock (Pinnacle II Reduced M&E)	30	231	1,618
Invesco VI Comstock (Pinnacle V)	370,527	31,037	523,433
Invesco VI International Growth Class II (Advantedge)	85,570	2,473	92,592
Invesco VI International Growth Class II (IQ Advisor Enhanced)	32,923	234	32,698
Invesco VI International Growth Class II (Pinnacle Plus)	500	6,088	30,109
Invesco VI International Growth Class II (Pinnacle)	24,728	7,163	79,431
Invesco VI International Growth Class II (Pinnacle V)	148,910	91,616	225,979
Invesco VI American Value II (Pinnacle V)	95,294	46,594	274,640
Invesco VI American Value II (Pinnacle)	82,359	18,707	67,827
Invesco VI American Value II (Pinnacle IV)	137,887	24,894	123,734
Templeton Foreign Securities (Pinnacle)	19,097	91,414	266,861
Templeton Foreign Securities (Pinnacle IV)	92,595	270,989	1,018,362
Templeton Foreign Securities (Pinnacle II Reduced M&E)	49	227	1,789
Templeton Foreign Securities (Pinnacle V)	237,909	208,558	1,208,456
Templeton Foreign Securities Fund (AnnuiChoice II)	47,044	15,190	180,778
Templeton Foreign Securities Fund (AnnuiChoice)	2,834	1,289	61,805
Templeton Foriegn Securities Fund (AdvantEdge)	125,448	105,302	384,582
Templeton Foriegn Securities Fund (GrandMaster flex3)	179,568	86,876	362,993
Templeton Foriegn Securities Fund (Grandmaster)	8,872	7,145	105,985
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	81,207	617	80,593
Templeton Foriegn Securities Fund (Pinnacle Plus)	208,762	186,928	632,112
Templeton Global Bond Sec (Grandmaster)*	8,150	172	7,959
Templeton Global Bond Sec (GrandMaster flex3)*	51,460	104	51,357
Templeton Global Bond Sec (Pinnacle IV)*	7,775	9	7,765
Templeton Global Bond Sec (AnnuiChoice II)*	7,937	1	7,936
Templeton Growth Securities (AdvantEdge)	12,245	13,632	71,372
Templeton Growth Securities (AnnuiChoice II)	13,896	10,001	66,470
Templeton Growth Securities (AnnuiChoice)	159	358	4,936
Templeton Growth Securities (GrandMaster flex3)	13,943	52,259	394,198
Templeton Growth Securities (Grandmaster)	2,817	7,797	82,601

* - 2013 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (IQ Advisor Standard)	$3,225	$50	$10,014
Templeton Growth Securities (IQ Annuity)	22,411	570,529	228,122
Templeton Growth Securities (Pinnacle)	279,014	524,359	131,253
Templeton Growth Securities (Pinnacle IV)	35,755	136,258	523,146
Templeton Growth Securities (Pinnacle II Reduced M&E)	279	121	8,697
Templeton Growth Securities (Pinnacle Plus Reduced M&E)	7,989	4	7,984
Templeton Growth Securities (Pinnacle Plus)	1,529,089	447,521	1,332,712
Templeton Growth Securities (Pinnacle V)	49,890	209,994	574,379
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	34,354	19,353	166,298
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	6,735	12,213	74,175
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,580	1,646	91,904
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	10,820	47,061	128,673
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	4,702	7,066	15,119
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	27,524	37,560	162,061
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	24,275	141,331	101,602
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	2,711	450	2,200
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	18,871	1,622,681	304,281
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	90,979	98,417	399,802
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	79,471	72,920	385,509
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	11,221	7,882	39,883
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	19,637	69,646	87,391
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	51,290	74,306	179,073
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	219,891	180,686	570,483
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	18,623	19,302	257,794
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	71,042	129,858	306,625
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	267,854	581,654	1,146,713
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	5,244	392	4,856
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	70,649	255,954	633,917
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	138,045	165,821	911,089
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	14,755	990	13,735
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	625,156	614,101	1,631,923
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	43,520	59,124	244,607
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	22,841	77,057	90,625
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	45,589	75,675	16,510
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	22,841	32,515	54,532
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	13,545	35,824	67,442
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	37,456	24,980	127,432
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	338,327	400,397	694,277
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	172,141	218,648	732,443
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	157,865	27,975	246,117
BlackRock Capital Appreciation VI (AnnuiChoice II)	47,506	3,554	50,458
BlackRock Capital Appreciation VI (Annuichoice)	924	3,420	6,253
BlackRock Capital Appreciation VI (Grandmaster flex3)	1,170	124	7,637
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	1,025	—
BlackRock Capital Appreciation VI Class III (Pinnacle)	34,954	52,549	—
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	44,651	8,950	58,798

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statemets (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle V)	$454,093	$20,801	$551,213
BlackRock Global Allocation VI (Advantedge)	85,098	96,887	613,395
BlackRock Global Allocation VI (AnnuiChoice II)	28,303	2,889	94,626
BlackRock Global Allocation VI (Annuichoice)	36,233	34,144	35,900
BlackRock Global Allocation VI (Grandmaster flex3)	301,158	30,108	329,159
BlackRock Global Allocation VI (Grandmaster)	609,021	580,583	90,216
BlackRock Global Allocation VI Class III (Pinnacle)	155,849	119,823	64,414
BlackRock Global Allocation VI Class III (Pinnacle IV)	233,645	225,404	21,835
BlackRock Global Allocation VI Class III (Pinnacle V)	281,219	218,475	163,821
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)	46,560	137,609	473,197
DWS Small Cap Index VIP (Pinnacle IV)	835	26,683	5,806
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	144	37	2,259
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	—	100	4,867
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	20,489	2,782	17,881
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	3,080	21	3,060
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	183,849	867	193,109
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	2,442	541	2,478
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	558,533	577,303	32,659
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	23,641	1,599	40,757
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	1,575,699	478,985	1,252,052
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	70,621	21,281	94,824
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	31,408	16,618	290,914
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	18,363	2,448	33,881
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	27	44	2,210
Columbia VIT Small Cap Value Class 2 (Grandmaster)	4,882	2,505	25,596
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	14,098	32,012	85,192
Columbia VIT Small Cap Value Class 2 (Pinnacle)	297,239	300,060	5,996
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	39,744	2,047	44,355
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	147,818	13,270	227,965
DWS Small Cap Index (AdvantEdge)	59,750	794	61,101
DWS Small Cap Index (AnnuiChoice II)	10,879	4,275	36,888
DWS Small Cap Index (AnnuiChoice)	1,128	21,394	16,256
DWS Small Cap Index (GrandMaster flex3)	4,026	12,387	38,083
DWS Small Cap Index (Grandmaster)	113,123	121,156	27,020
DWS Small Cap Index (IQ3)	6,306	4,245	70,210
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	74,187	92	74,097
DWS Small Cap Index (Pinnacle Plus)	20,111	153,490	207,410
DWS Small Cap Index VIP (Pinnacle IV)	16,287	85,583	158,147
DWS Small Cap Index VIP (Pinnacle V)	37,852	20,365	108,858
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	101,027	155,674	315,003
Pimco VIT All Asset (IQ Annuity)	9,891	16,831	154,119
Pimco VIT All Asset (Pinnacle)	4,917	43,207	48,011
Pimco VIT All Asset (AnnuiChoice II)	29,367	134,094	358,886
Pimco VIT All Asset (AnnuiChoice)	17,056	45,918	19,362

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statemets (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3)	$31,319	$84,955	$198,259
Pimco VIT All Asset (Grandmaster)	35,415	873,711	460,328
Pimco VIT All Asset (Pinnacle IV)	92,304	563,938	1,325,003
Pimco VIT All Asset (Pinnacle Plus)	31,252	45,687	247,139
Pimco VIT All Asset (Pinnacle V)	113,321	143,148	502,109
Pimco VIT Commodity Real Return (Pinnacle)	22,854	107,179	158,011
Pimco VIT Commodity Real Return (Pinnacle IV)	22,654	573,643	150,948
Pimco VIT Commodity Real Return (Pinnacle V)	140,686	296,385	1,168,479
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	122,489	42,971	643,655
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	23,780	22,832	164,185
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	12	38,147	583
Pimco VIT Commodity Real Return Strategy (Grandmaster)	20,798	67,668	199,907
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	41,089	69,333	305,168
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	926	34,893	52,600
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	4,614	227,454	201,992
Pimco VIT Low Duration (AnnuiChoice II)	6,798	7,189	107,555
Pimco VIT Low Duration (AnnuiChoice)	1,663	727	19,606
Pimco VIT Low Duration (GrandMaster flex3)	46,516	142,846	89,159
Pimco VIT Low Duration (Grandmaster)	79,459	5,882	138,814
Pimco VIT Low Duration (IQ Annuity)	24,317	50,133	641,020
Pimco VIT Low Duration (Pinnacle)	2,993	17,581	29,039
Pimco VIT Low Duration (Pinnacle IV)	174,828	207,247	717,305
Pimco VIT Low Duration (AdvantEdge)	24,421	207,432	329,062
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	2,062	2	2,061
Pimco VIT Low Duration (Pinnacle Plus)	123,755	113,776	423,444
Pimco VIT Low Duration (Pinnacle V)	282,930	156,263	979,368
Pimco VIT Real Return (Pinnacle IV)	122,862	456,684	573,714
Pimco VIT Real Return (AdvantEdge)	13,104	152,201	55,878
Pimco VIT Real Return (AnnuiChoice II)	19,920	107,787	214,100
Pimco VIT Real Return (AnnuiChoice)	2,658	315,646	117,116
Pimco VIT Real Return (GrandMaster flex3)	1,093	20,701	45,990
Pimco VIT Real Return (Grandmaster)	6,329	97,238	140,498
Pimco VIT Real Return (IQ Annuity)	31,034	28,072	259,305
Pimco VIT Real Return (Pinnacle)	6,074	100,204	104,348
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	43,438	35,878	7,335
Pimco VIT Real Return (Pinnacle Plus)	73,588	1,630,468	489,929
Pimco VIT Real Return (Pinnacle V)	140,102	309,894	1,269,650
Pimco VIT Total Return (Pinnacle V)	2,059,234	1,007,369	9,229,560
Pimco VIT Total Return (AdvantEdge)	1,401,989	323,962	5,505,775
Pimco VIT Total Return (AnnuiChoice II)	538,276	554,609	1,187,363
Pimco VIT Total Return (AnnuiChoice)	44,772	152,069	264,971
Pimco VIT Total Return (GrandMaster flex3)	81,163	157,687	574,567
Pimco VIT Total Return (Grandmaster)	100,065	153,731	982,383
Pimco VIT Total Return (IQ Annuity)	84,692	128,980	985,630
Pimco VIT Total Return (Pinnacle)	53,066	210,475	762,969
Pimco VIT Total Return (Pinnacle IV)	305,360	724,932	875,300
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	136,609	38,758	110,461

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statemets (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus)	$192,615	$1,559,771	$1,078,157
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	—	3,917	1,727
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	44,427	51,938	4,911
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	27,516	39,207	156,189
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	18,850	8,523	156,368
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	3,288	522	20,035
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	191	8,945
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	2	10	167
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	—	263	12,525
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	27,060	28,634
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	52,109	36,892	150,347
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	6,217	6,694	98,566
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	105,970	99,482
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	1	18,872	16,353
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	30,607	69,373
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	556	4,264	64,176
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	18,730	134,725
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	—	12,027	51,848
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	107	68,165	140,353
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	147,430	184,722	169,352
Guggenheim VT Long Short Equity (AdvantEdge)	40,651	10,316	66,856
Guggenheim VT Long Short Equity (AnnuiChoice II)	450	2,229	43,483
Guggenheim VT Long Short Equity (AnnuiChoice)	—	5	275
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	34	1,678
Guggenheim VT Long Short Equity (Grandmaster)	—	801	—
Guggenheim VT Long Short Equity (Pinnacle)	596	328	4,726
Guggenheim VT Long Short Equity (Pinnacle IV)	3,230	2,442	12,895
Guggenheim VT Long Short Equity (Pinnacle Plus)	1	18,104	31,162
Guggenheim VT Long Short Equity (Pinnacle V)	7,378	25,347	25,931
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	435	3,040	17,874
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	4,304	963	38,927
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	9,473	9,469	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	231,969	31,635	397,313
iShares Barclays Intermediate Credit Bond ETF (Varoom)	35	2,163	184
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	2,091	301	12,043
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	31,635	9,863	21,772
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	218,816	17,438	283,448
iShares Barclays TIPS Bond ETF (Varoom)	27	2,186	184
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	3,287	454	19,078
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	134	237	12,587
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	38,420	6,753	98,098
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	495	2,681	6,851
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	10,418	2,583	40,996
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	84,622	10,610	74,216
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	69,554	32,186	91,677

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statemets (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom)	$450	$2,843	$20,326
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	8,448	20,043	110,966
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	145	1,575	6,624
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	24,437	471	24,021
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	561,390	16,231	590,774
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	13,349	731	12,712
iShares Core S&P 500 Index ETF (Varoom)	1,395	2,459	41,763
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	33,710	172,834	752,178
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	780	11,377	27,413
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	160,421	29,878	154,936
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	6,835,816	1,144,943	9,986,967
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	447,845	91,789	537,351
iShares S&P 500 Value Index ETF (Varoom)	27	2,756	111
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,050	5,745	32,705
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	199	1,820	6,513
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	39,565	5,283	35,107
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	72,092	40,234	189,991
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	24,107	15,548	57,368
iShares Core S&P MidCap Index ETF (Varoom)	486	3,092	25,183
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	8,115	57,292	218,607
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	8,256	15,704	70,449
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	62,833	17,614	51,202
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	1,827,836	309,721	2,636,227
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	146,745	36,875	161,623
iShares Core S&P Small Cap Index ETF (Varoom)	289	3,014	17,570
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	3,404	37,905	101,795
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	4,131	8,621	33,699
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	30,494	3,944	28,853
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	868,737	181,767	1,263,217
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	103,440	25,960	106,164
iShares S&P Citigroup International Treasury Bond (Varoom)	243	2,207	12,999
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	29,264	10,903	156,543
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	1,429	3,301	7,420
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	10,018	3,504	8,439
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	1,097,441	112,019	1,514,209
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	2,646	57	2,587
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	185	2,953	6,060
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	22,880	37,283	219,283
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	126,635	21,318	115,763
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	340,853	102,121	477,427
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	620	2,318	25,063
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	16,040	3,825	72,321
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	77,170	1,132	82,547
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	84,433	16,909	89,045
Vanguard Tax-Managed International ETF (Varoom)	583	2,715	17,936
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	9,664	22,303	124,343
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	325	2,618	5,156

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statemets (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	$7,154	$2,192	$7,109
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	963,859	146,396	1,366,628
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	35,187	2,116	37,205
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	761	3,157	18,560
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	3,572	730	28,774
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	25,315	341	24,971
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	3,667	2,449	9,072
Vanguard Large-Cap Index ETF (Varoom)	186	2,992	6,030
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	16,478	19,827	103,550
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	32,420	19,721	13,828
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	128,697	54,613	182,984
Vanguard Mega Cap Index ETF (Varoom)	562	4,033	17,979
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	249	1,859	8,802
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	14,195	5,377	38,673
Vanguard REIT Index ETF (Varoom)	45	2,854	176
Vanguard REIT Index ETF (Varoom GLWB 2)	10,811	3,518	40,445
Vanguard REIT Index ETF (Varoom GLWB 3)	14,504	1,857	19,193
Vanguard REIT Index ETF (Varoom GLWB 5)	120,057	13,812	145,109
Vanguard Total Bond Market Index ETF (Varoom)	538	2,333	19,233
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	217,280	69,501	1,097,291
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	103,256	20,596	417,823
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	245,796	40,884	218,505
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	7,907,173	759,671	10,943,125
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	520,162	112,229	656,200
Vanguard VI Money Market (Varoom GLWB 3)	58	511	24,689
Vanguard VI Money Market (Varoom GLWB 5)	1,295	1,591	1,829
Vanguard Short Term Bond ETF (Varoom)	15	2,259	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	72,901	963	71,933
Vanguard Short Term Bond ETF (Varoom GLWB 5)	1,819	516	19,467

* - 2013 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge daily from the assets of the Separate Account at an annual rate. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

Contracts		Mortality and Expense %	Annual Administration Fee

1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
4	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
14	Varoom - Self Styled Option	2.55	N/A
	Varoom II	1.90	N/A

Separate Account I
of
National Integrity Life Insurance Company

Notes to Financial Statements (continued)

Varoom II - Standard Option	2.55	N/A
Varoom II - Self Styled Option	2.75	N/A

3. Expenses and Related Party Transactions (continued)

National Integrity also deducts an amount quarterly or annually (GMWB) to cover the cost of any additional optional benefits available under the contracts, if elected.

Touchstone Advisors Inc., which is affiliated with National Integrity, advises each of the Touchstone Variable Series Trust offered through National Integrity’s variable products.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2013.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2013	39	$13.04	$512	2.48%			1.60%	20.95%
	2012	27	10.78	287	1.97%			1.60%	10.78%
	2011	25	9.73	245	1.55%			1.60%	(1.64)%
	2010	21	9.89	204	1.85%			1.60%	11.38%
	2009	9	8.88	79	2.99%			1.60%	19.78%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2013	41	15.83	649	2.27%			1.00%	21.69%
	2012	17	13.01	217	1.34%			1.00%	11.46%
	2011	32	11.67	375	1.45%			1.00%	(1.05)%
	2010	31	11.79	362	1.65%			1.00%	12.06%
	2009	32	10.52	341	2.26%			1.00%	20.51%
Touchstone Aggressive ETF (AnnuiChoice II)
	2013	40	18.90	759	2.58%			1.15%	21.50%
	2012	27	15.55	422	1.42%			1.15%	11.29%
	2011	47	13.98	662	1.45%			1.15%	(1.20)%
	2010	45	14.15	636	1.67%			1.15%	11.89%
	2009	45	12.64	567	3.37%			1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3)
	2013	95	15.04	1,423	2.20%			1.55%	21.01%
	2012	35	12.43	437	1.76%			1.55%	10.84%
	2011	42	11.22	466	1.37%			1.55%	(1.60)%
	2010	44	11.40	499	1.61%			1.55%	11.43%
	2009	47	10.23	480	2.14%			1.55%	19.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster)
	2013	19	$15.33	$292	1.06%				1.35%	21.26%
	2012	16	12.64	203	1.36%				1.35%	11.06%
	2011	30	11.38	342	2.75%				1.35%	(1.40)%
	2010	1	11.54	12	1.66%				1.35%	11.66%
	2009	1	10.34	10	1.81%				1.35%	20.08%
Touchstone Aggressive ETF (IQ Annuity)
	2013	66	15.18	1,007	2.28%				1.45%	21.14%
	2012	37	12.53	465	1.82%				1.45%	10.95%
	2011	41	11.30	463	1.31%				1.45%	(1.50)%
	2010	47	11.47	539	1.67%				1.45%	11.55%
	2009	47	10.28	479	2.04%				1.45%	19.96%
Touchstone Aggressive ETF (Pinnacle)
	2013	55	15.33	843	1.89%				1.35%	21.26%
	2012	8	12.64	106	1.38%				1.35%	11.06%
	2011	15	11.38	173	1.98%				1.35%	(1.40)%
	2010	7	11.54	75	1.55%				1.35%	11.65%
	2009	8	10.34	79	1.09%				1.35%	20.13%
Touchstone Aggressive ETF (Pinnacle IV)
	2013	128	15.18	1,946	2.30%				1.45%	21.14%
	2012	93	12.54	1,166	1.67%				1.45%	10.95%
	2011	123	11.30	1,387	1.38%				1.45%	(1.50)%
	2010	129	11.47	1,482	1.39%				1.45%	11.55%
	2009	222	10.28	2,287	5.67%				1.45%	19.93%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2013	1	13.92	9	1.77%				1.15%	21.50%
Touchstone Aggressive ETF (Pinnacle Plus)
	2013	23	14.88	344	2.25%				1.67%	20.87%
	2012	14	12.31	168	1.95%				1.67%	10.70%
	2011	13	11.12	146	1.67%				1.67%	(1.71)%
	2010	9	11.31	102	1.76%				1.67%	11.30%
	2009	7	10.17	74	2.71%				1.67%	19.69%
Touchstone Aggressive ETF (Pinnacle V)
	2013	57	18.54	1,065	2.51%				1.55%	21.01%
	2012	33	15.32	505	1.71%				1.55%	10.84%
	2011	41	13.83	572	1.40%				1.55%	(1.60)%
	2010	42	14.05	592	1.77%				1.55%	11.44%
	2009	32	12.61	408	2.25%				1.55%	26.10%
Touchstone Baron Small Cap Growth (Pinnacle)
	2013	43	56.55	2,406	1.48%				1.35%	38.54%
	2012	41	40.82	1,682	0.00	%(3)	17.90%	(17.90)%	1.35%	17.55%
	2011	44	34.72	1,538	0.00%				1.35%	3.43%
	2010	58	33.57	1,961	0.00%				1.35%	23.23%
	2009	66	27.24	1,796	0.00%				1.35%	31.14%
Touchstone Baron Small Cap Growth (Pinnacle IV)
	2013	66	32.61	2,139	1.44%				1.45%	38.40%
	2012	65	23.56	1,539	0.00	%(3)	17.04%	(17.04)%	1.45%	17.43%
	2011	82	20.06	1,643	0.00%				1.45%	3.32%
	2010	108	19.42	2,097	0.00%				1.45%	23.12%
	2009	160	15.77	2,525	0.00%				1.45%	30.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)
	2013	*-	$56.82	$17	1.41%				1.10%	38.89%
	2012	*-	40.91	13	0.00	%(3)	36.44%	(36.44)%	1.10%	11.90%
Touchstone Baron Small Cap Growth (Pinnacle V)
	2013	135	17.04	2,302	1.48%				1.55%	38.26%
	2012	130	12.32	1,597	0.00	%(3)	21.86%	(21.86)%	1.55%	17.31%
	2011	126	10.50	1,325	0.00%				1.55%	3.22%
	2010	98	10.18	1,000	0.00%				1.55%	23.04%
	2009	41	8.27	342	0.00%				1.55%	30.82%
Touchstone Baron Small Cap Growth (AdvantEdge)
	2013	39	18.78	731	1.43%				1.60%	38.19%
	2012	41	13.59	555	0.00	%(3)	18.28%	(18.28)%	1.60%	17.25%
	2011	44	11.59	508	0.00%				1.60%	3.17%
	2010	31	11.24	344	0.00%				1.60%	22.93%
	2009	19	9.14	170	0.00%				1.60%	30.81%
Touchstone Baron Small Cap Growth (AnnuiChoice II)
	2013	37	20.69	762	1.11%				1.15%	38.82%
	2012	65	14.91	966	0.00	%(3)	16.00%	(16.00)%	1.15%	17.79%
	2011	112	12.65	1,413	0.00%				1.15%	3.64%
	2010	99	12.21	1,209	0.00%				1.15%	23.49%
	2009	13	9.89	125	0.00%				1.15%	31.41%
Touchstone Baron Small Cap Growth (AnnuiChoice)
	2013	3	33.56	109	0.70%				1.00%	39.03%
	2012	15	24.14	372	0.00	%(3)	14.76%	(14.76)%	1.00%	17.97%
	2011	25	20.46	505	0.00%				1.00%	3.79%
	2010	29	19.71	570	0.00%				1.00%	23.68%
	2009	4	15.94	70	0.00%				1.00%	31.61%
Touchstone Baron Small Cap Growth (GrandMaster flex3)
	2013	15	30.05	454	1.39%				1.55%	38.26%
	2012	17	21.73	369	0.00	%(3)	14.54%	(14.54)%	1.55%	17.31%
	2011	30	18.53	565	0.00%				1.55%	3.22%
	2010	34	17.95	615	0.00%				1.55%	22.99%
	2009	36	14.59	528	0.00%				1.55%	30.88%
Touchstone Baron Small Cap Growth (Grandmaster)
	2013	22	26.39	590	2.15%				1.35%	38.54%
	2012	5	19.05	100	0.00	%(3)	10.97%	(10.97)%	1.35%	17.55%
	2011	13	16.20	217	0.00%				1.35%	3.43%
	2010	23	15.67	366	0.00%				1.35%	23.24%
	2009	25	12.71	319	0.00%				1.35%	31.14%
Touchstone Baron Small Cap Growth (IQ Annuity)
	2013	49	31.04	1,536	1.43%				1.45%	38.40%
	2012	52	22.43	1,166	0.00	%(3)	17.88%	(17.88)%	1.45%	17.43%
	2011	60	19.10	1,137	0.00%				1.45%	3.32%
	2010	66	18.48	1,218	0.00%				1.45%	23.12%
	2009	69	15.01	1,042	0.00%				1.45%	31.01%
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)
	2013	*-	19.01	6	2.51%				1.15%	38.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle Plus)
	2013	28	$30.16	$860	1.62%				1.67%	38.09%
	2012	22	21.84	483	0.00	%(3)	15.08%	(15.08)%	1.67%	17.17%
	2011	34	18.64	635	0.00%				1.67%	3.09%
	2010	68	18.08	1,235	0.00%				1.67%	22.84%
	2009	38	14.72	552	0.00%				1.67%	30.72%
Touchstone Conservative ETF (AdvantEdge)
	2013	29	12.25	355	2.21%				1.60%	6.76%
	2012	8	11.47	97	1.76	%(3)	3.42%	(1.66)%	1.60%	5.02%
	2011	8	10.92	91	2.86%				1.60%	1.79%
	2010	3	10.73	30	2.30%				1.60%	7.07%
	2009	3	10.02	28	5.40%				1.60%	10.00%
Touchstone Conservative ETF (AnnuiChoice II)
	2013	29	14.05	409	1.43%				1.15%	7.25%
	2012	30	13.10	393	1.42	%(3)	2.76%	(1.34)%	1.15%	5.50%
	2011	44	12.42	547	1.89%				1.15%	2.25%
	2010	46	12.14	556	2.25%				1.15%	7.56%
	2009	47	11.29	536	5.37%				1.15%	12.90%
Touchstone Conservative ETF (AnnuiChoice)
	2013	1	14.47	10	1.18%				1.00%	7.41%
	2012	1	13.47	13	1.14	%(3)	2.21%	(1.07)%	1.00%	5.66%
	2011	2	12.75	27	2.68%				1.00%	2.40%
	2010	1	12.45	11	2.28%				1.00%	7.72%
	2009	1	11.56	10	3.02%				1.00%	10.67%
Touchstone Conservative ETF (GrandMaster flex3)
	2013	58	13.75	794	1.42%				1.55%	6.82%
	2012	60	12.88	776	1.67	%(3)	3.24%	(1.57)%	1.55%	5.08%
	2011	66	12.25	808	1.24%				1.55%	1.84%
	2010	140	12.03	1,682	2.11%				1.55%	7.12%
	2009	157	11.23	1,759	3.85%				1.55%	10.06%
Touchstone Conservative ETF (Grandmaster)
	2013	14	14.01	197	1.25%				1.35%	7.04%
	2012	19	13.09	244	1.83	%(3)	3.57%	(1.74)%	1.35%	5.29%
	2011	17	12.43	210	1.86%				1.35%	2.04%
	2010	18	12.18	221	2.17%				1.35%	7.34%
	2009	20	11.35	232	1.92%				1.35%	10.28%
Touchstone Conservative ETF (IQ Annuity)
	2013	109	13.88	1,516	1.26%				1.45%	6.93%
	2012	144	12.98	1,869	1.68	%(3)	3.28%	(1.60)%	1.45%	5.18%
	2011	154	12.34	1,902	1.98%				1.45%	1.94%
	2010	146	12.11	1,768	2.35%				1.45%	7.23%
	2009	144	11.29	1,621	3.32%				1.45%	10.17%
Touchstone Conservative ETF (Pinnacle)
	2013	33	14.01	466	1.36%				1.35%	7.04%
	2012	38	13.09	497	1.88	%(3)	3.69%	(1.81)%	1.35%	5.29%
	2011	32	12.43	400	1.61%				1.35%	2.04%
	2010	45	12.18	548	2.24%				1.35%	7.31%
	2009	46	11.35	520	4.40%				1.35%	10.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle IV)
	2013	199	$13.88	$2,761	1.37%				1.45%	6.93%
	2012	224	12.98	2,911	1.62	%(3)	3.21%	(1.59)%	1.45%	5.18%
	2011	260	12.34	3,211	1.77%				1.45%	1.94%
	2010	305	12.11	3,697	2.03%				1.45%	7.25%
	2009	398	11.29	4,497	6.75%				1.45%	10.16%
Touchstone Conservative ETF (Pinnacle Plus)
	2013	131	13.60	1,780	1.34%				1.67%	6.69%
	2012	152	12.75	1,937	1.72	%(3)	3.36%	(1.64)%	1.67%	4.95%
	2011	155	12.15	1,879	2.36%				1.67%	1.71%
	2010	97	11.94	1,159	2.16%				1.67%	6.99%
	2009	107	11.16	1,190	3.90%				1.67%	9.93%
Touchstone Conservative ETF Fund (Pinnacle V)
	2013	270	13.79	3,723	1.42%				1.55%	6.82%
	2012	285	12.91	3,681	1.84	%(3)	3.55%	(1.71)%	1.55%	5.08%
	2011	255	12.28	3,128	2.00%				1.55%	1.84%
	2010	236	12.06	2,849	2.47%				1.55%	7.12%
	2009	174	11.26	1,964	19.38%				1.55%	12.60%
Touchstone Core Bond (AdvantEdge)
	2013	16	12.17	198	3.12%				1.60%	(3.75)%
	2012	17	12.65	210	3.33	%(3)	6.43%	(3.10)%	1.60%	3.59%
	2011	14	12.21	176	3.10	%(3)	5.53%	(2.43)%	1.60%	6.72%
	2010	11	11.44	125	5.58%				1.60%	5.85%
Touchstone Core Bond (AnnuiChoice II)
	2013	6	13.19	80	3.13%				1.15%	(3.31)%
	2012	6	13.64	84	2.51	%(3)	4.89%	(2.38)%	1.15%	4.07%
	2011	9	13.11	120	2.71	%(3)	4.86%	(2.15)%	1.15%	7.20%
	2010	9	12.23	115	3.62%				1.15%	6.34%
	2009	11	11.50	121	4.37%				1.15%	13.58%
Touchstone Core Bond (AnnuiChoice)
	2013	16	15.39	240	3.01%				1.00%	(3.16)%
	2012	17	15.89	273	1.95	%(3)	3.76%	(1.81)%	1.00%	4.22%
	2011	38	15.25	583	3.14	%(3)	5.61%	(2.47)%	1.00%	7.37%
	2010	28	14.20	391	4.04%				1.00%	6.50%
	2009	17	13.33	225	4.37%				1.00%	13.75%
Touchstone Core Bond (GrandMaster flex3)
	2013	6	13.98	77					1.55%	(3.70)%
	2012	13	14.51	192	2.36	%(3)	4.56%	(2.20)%	1.55%	3.64%
	2011	22	14.00	304	3.43	%(3)	6.11%	(2.68)%	1.55%	6.77%
	2010	13	13.11	167	2.74%				1.55%	5.91%
	2009	21	12.38	255	3.59%				1.55%	13.12%
Touchstone Core Bond (Grandmaster)					0.00%
	2013	12	13.55	161					1.35%	(3.50)%
	2012	29	14.04	406	2.03	%(3)	3.93%	(1.90)%	1.35%	3.85%
	2011	60	13.52	815	3.12	%(3)	5.63%	(2.51)%	1.35%	6.99%
	2010	45	12.64	572	3.77%				1.35%	6.12%
	2009	48	11.91	573	5.85%				1.35%	13.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Annuity)
	2013	6	$14.54	$92	2.44%				1.45%	(3.60)%
	2012	10	15.08	150	3.04	%(3)	5.87%	(2.83)%	1.45%	3.75%
	2011	10	14.54	152	2.56	%(3)	4.56%	(2.00)%	1.45%	6.88%
	2010	12	13.60	163	4.18%				1.45%	6.01%
	2009	13	12.83	164	5.38%				1.45%	13.23%
Touchstone Core Bond (Pinnacle)
	2013	11	14.37	159	3.17%				1.35%	(3.50)%
	2012	11	14.89	164	2.10	%(3)	4.04%	(1.94)%	1.35%	3.85%
	2011	22	14.34	314	3.27	%(3)	5.83%	(2.56)%	1.35%	6.99%
	2010	15	13.40	196	3.37%				1.35%	6.11%
	2009	18	12.63	229	1.29%				1.35%	13.36%
Touchstone Core Bond (Pinnacle IV)
	2013	67	14.20	952	2.56%				1.45%	(3.60)%
	2012	97	14.73	1,433	2.61	%(3)	5.06%	(2.45)%	1.45%	3.75%
	2011	135	14.20	1,917	2.95	%(3)	5.26%	(2.31)%	1.45%	6.88%
	2010	115	13.28	1,534	3.75%				1.45%	5.98%
	2009	122	12.53	1,526	7.67%				1.45%	13.23%
Touchstone Core Bond (Pinnacle II Reduced M&E)
	2013	1	14.44	9	3.04%				1.10%	(3.26)%
	2012	1	14.92	10	6.09	%(3)	11.82%	(5.73)%	1.10%	3.25%
Touchstone Core Bond (Pinnacle Plus Reduced M&E)
	2013	7	10.62	72	6.42%				1.15%	(3.31)%
Touchstone Core Bond (Pinnacle Plus)
	2013	12	12.97	154	1.69%				1.67%	(3.81)%
	2012	32	13.49	434	2.71	%(3)	5.24%	(2.53)%	1.67%	3.52%
	2011	45	13.03	590	2.70	%(3)	4.82%	(2.12)%	1.67%	6.64%
	2010	47	12.22	569	4.19%				1.67%	5.78%
	2009	44	11.55	506	4.55%				1.67%	12.98%
Touchstone Core Bond (PinnacleV)
	2013	67	12.54	842	2.66%				1.55%	(3.70)%
	2012	91	13.02	1,191	3.13	%(3)	6.04%	(2.91)%	1.55%	3.64%
	2011	90	12.56	1,137	3.07	%(3)	5.48%	(2.41)%	1.55%	6.77%
	2010	69	11.77	817	4.48%				1.55%	5.95%
	2009	44	11.11	486	8.97%				1.55%	13.13%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2013	13	18.37	231	2.44%				1.75%	20.77%
	2012	15	15.21	229	1.85%				1.75%	10.61%
	2011	16	13.75	223	1.26%				1.75%	(1.79)%
	2010	20	14.00	281	1.65%				1.75%	11.21%
	2009	20	12.59	256	3.34%				1.75%	25.90%
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2013	23	18.11	424	2.16%				2.05%	20.40%
	2012	35	15.04	529	1.86%				2.05%	10.27%
	2011	37	13.64	506	1.33%				2.05%	(2.09)%
	2010	41	13.93	577	1.66%				2.05%	10.88%
	2009	42	12.56	524	3.04%				2.05%	25.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2013	23	$18.02	$410	2.07%				2.15%	20.28%
	2012	37	14.98	550	1.91%				2.15%	10.16%
	2011	37	13.60	499	1.41%				2.15%	(2.19)%
	2010	37	13.91	511	1.66%				2.15%	10.80%
	2009	36	12.55	457	2.50%				2.15%	25.50%
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2013	10	13.46	138	1.45%				2.05%	6.28%
	2012	10	12.67	130	1.71	%(3)	3.34%	(1.63)%	2.05%	4.54%
	2011	11	12.12	134	1.87%				2.05%	1.32%
	2010	12	11.96	139	2.14%				2.05%	6.60%
	2009	15	11.22	167	1.18%				2.05%	12.20%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2013	32	13.40	425	1.43%				2.15%	6.17%
	2012	33	12.62	411	1.68	%(3)	3.27%	(1.59)%	2.15%	4.43%
	2011	35	12.08	420	1.92%				2.15%	1.22%
	2010	35	11.94	415	2.27%				2.15%	6.50%
	2009	35	11.21	390	3.39%				2.15%	12.10%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2013	180	15.94	2,864	1.85%				2.05%	13.94%
	2012	200	13.99	2,792	1.98%				2.05%	7.68%
	2011	212	12.99	2,757	2.04%				2.05%	(0.24)%
	2010	216	13.02	2,810	2.24%				2.05%	8.96%
	2009	217	11.95	2,593	10.82%				2.05%	19.50%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2013	106	15.86	1,689	1.64%				2.15%	13.82%
	2012	149	13.93	2,073	2.02%				2.15%	7.57%
	2011	151	12.95	1,950	2.05%				2.15%	(0.35)%
	2010	151	13.00	1,957	2.32%				2.15%	8.87%
	2009	143	11.94	1,713	7.46%				2.15%	19.40%
Touchstone High Yield (AdvantEdge)
	2013	2	14.72	30	13.10%				1.60%	3.07%
	2012	2	14.28	31	7.19%				1.60%	11.62%
	2011	2	12.79	29	15.28%				1.60%	4.39%
	2010	*-	12.25	5	132.36%				1.60%	10.85%
Touchstone High Yield (AnnuiChoice II)
	2013	1	15.53	16	11.54%				1.15%	3.54%
	2012	1	15.00	21	10.01%				1.15%	12.14%
	2011	1	13.37	8	8.12%				1.15%	4.87%
	2010	1	12.75	10	9.71%				1.15%	11.36%
	2009	1	11.45	7	14.57%				1.15%	44.95%
Touchstone High Yield (AnnuiChoice)
	2013	5	22.05	108	8.84%				1.00%	3.70%
	2012	10	21.27	216	6.37%				1.00%	12.31%
	2011	14	18.94	257	8.99%				1.00%	5.03%
	2010	14	18.03	255	11.45%				1.00%	11.53%
	2009	6	16.17	104	5.46%				1.00%	45.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (GrandMaster flex3)
	2013	9	$20.28	$181	12.58%			1.55%	3.12%
	2012	10	19.67	199	6.98%			1.55%	11.68%
	2011	11	17.61	199	6.48%			1.55%	4.45%
	2010	21	16.86	351	7.32%			1.55%	10.91%
	2009	30	15.20	454	6.13%			1.55%	44.37%
Touchstone High Yield (Grandmaster)
	2013	1	16.91	18	3.40%			1.35%	3.33%
	2012	7	16.36	122	6.40%			1.35%	11.91%
	2011	10	14.62	144	9.50%			1.35%	4.66%
	2010	9	13.97	127	10.22%			1.35%	11.13%
	2009	7	12.57	84	5.48%			1.35%	44.66%
Touchstone High Yield (IQ Annuity)
	2013	10	21.30	222	12.87%			1.45%	3.23%
	2012	11	20.63	234	6.36%			1.45%	11.79%
	2011	15	18.46	280	8.94%			1.45%	4.55%
	2010	16	17.65	281	8.37%			1.45%	11.02%
	2009	23	15.90	370	7.36%			1.45%	44.51%
Touchstone High Yield (Pinnacle)
	2013	22	20.41	440	10.90%			1.35%	3.33%
	2012	32	19.75	627	5.86%			1.35%	11.91%
	2011	50	17.65	882	7.26%			1.35%	4.66%
	2010	77	16.86	1,296	7.10%			1.35%	11.11%
	2009	104	15.17	1,575	4.86%			1.35%	44.62%
Touchstone High Yield (Pinnacle IV)
	2013	77	20.17	1,551	11.27%			1.45%	3.23%
	2012	107	19.54	2,085	6.53%			1.45%	11.79%
	2011	134	17.48	2,340	8.60%			1.45%	4.55%
	2010	152	16.72	2,540	8.98%			1.45%	11.04%
	2009	170	15.06	2,562	2.83%			1.45%	44.54%
Touchstone High Yield (Pinnacle II Reduced M&E)
	2013	*-	20.51	5	13.04%			1.10%	3.59%
	2012	*-	19.80	5	13.94%			1.10%	8.50%
Touchstone High Yield (Pinnacle Plus Reduced M&E)
	2013	1	12.22	17	26.43%			1.15%	3.54%
Touchstone High Yield (Pinnacle Plus)
	2013	22	17.49	391	11.83%			1.67%	3.00%
	2012	28	16.99	483	7.37%			1.67%	11.54%
	2011	28	15.23	432	7.52%			1.67%	4.32%
	2010	41	14.60	598	8.17%			1.67%	10.77%
	2009	67	13.18	888	8.12%			1.67%	44.19%
Touchstone High Yield (PinnacleV)
	2013	35	13.90	490	12.30%			1.55%	3.12%
	2012	42	13.48	563	7.62%			1.55%	11.68%
	2011	39	12.07	468	11.94%			1.55%	4.45%
	2010	20	11.56	234	11.28%			1.55%	10.92%
	2009	13	10.42	131	0.25%			1.55%	44.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (AdvantEdge)
	2013	11	$13.55	$148	1.78%			1.60%	29.42%
	2012	7	10.47	78	1.86%			1.60%	10.27%
	2011	6	9.49	56	2.44%			1.60%	1.38%
	2010	3	9.37	25	2.06%			1.60%	10.41%
	2009	2	8.48	19	2.62%			1.60%	22.08%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2013	9	14.59	127	1.81%			1.15%	30.01%
	2012	6	11.22	63	1.82%			1.15%	10.78%
	2011	5	10.13	48	2.43%			1.15%	1.84%
	2010	2	9.95	21	2.52%			1.15%	10.91%
	2009	1	8.97	13	1.70%			1.15%	22.64%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2013	2	16.69	40	1.33%			1.00%	30.21%
	2012	3	12.82	41	1.36%			1.00%	10.95%
	2011	5	11.55	55	1.02%			1.00%	1.99%
	2010	12	11.33	134	1.60%			1.00%	11.08%
	2009	13	10.20	134	1.13%			1.00%	22.82%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2013	3	17.16	56	1.29%			1.55%	29.48%
	2012	5	13.25	61	1.56%			1.55%	10.33%
	2011	5	12.01	64	1.04%			1.55%	1.43%
	2010	13	11.84	152	1.48%			1.55%	10.46%
	2009	19	10.72	202	1.33%			1.55%	22.14%
Touchstone Large Cap Core Equity (Grandmaster)
	2013	3	16.59	43	0.52%			1.35%	29.75%
	2012	14	12.78	183	0.83%			1.35%	10.55%
	2011	45	11.56	524	1.39%			1.35%	1.63%
	2010	70	11.38	797	1.94%			1.35%	10.69%
	2009	72	10.28	737	1.93%			1.35%	22.39%
Touchstone Large Cap Core Equity (IQ Annuity)
	2013	24	16.32	394	1.52%			1.45%	29.61%
	2012	24	12.59	308	1.48%			1.45%	10.44%
	2011	31	11.40	358	1.72%			1.45%	1.53%
	2010	33	11.23	374	1.80%			1.45%	10.57%
	2009	37	10.16	377	1.24%			1.45%	22.27%
Touchstone Large Cap Core Equity (Pinnacle)
	2013	101	17.29	1,744	1.47%			1.35%	29.75%
	2012	111	13.32	1,474	1.55%			1.35%	10.55%
	2011	130	12.05	1,562	1.47%			1.35%	1.63%
	2010	184	11.86	2,177	1.83%			1.35%	10.70%
	2009	200	10.71	2,147	0.35%			1.35%	22.35%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2013	42	17.08	717	1.13%			1.45%	29.61%
	2012	74	13.18	975	1.48%			1.45%	10.44%
	2011	106	11.94	1,268	1.34%			1.45%	1.53%
	2010	175	11.76	2,054	1.54%			1.45%	10.62%
	2009	243	10.63	2,581	0.81%			1.45%	22.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2013	3	$17.37	$47	1.50%			1.10%	30.07%
	2012	3	13.35	38	3.19%			1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2013	5	15.39	75	2.70%			1.15%	30.01%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2013	17	17.52	297	1.30%			1.67%	29.33%
	2012	24	13.55	320	1.59%			1.67%	10.19%
	2011	26	12.30	322	1.37%			1.67%	1.30%
	2010	42	12.14	505	2.11%			1.67%	10.33%
	2009	34	11.00	375	1.26%			1.67%	21.99%
Touchstone Large Cap Core Equity (PinnacleV)
	2013	51	11.81	605	1.61%			1.55%	29.48%
	2012	45	9.12	412	1.26%			1.55%	10.33%
	2011	76	8.27	630	1.52%			1.55%	1.43%
	2010	102	8.15	830	2.10%			1.55%	10.42%
	2009	82	7.38	605	0.61%			1.55%	22.12%
Touchstone Mid Cap Growth (AdvantEdge)
	2013	4	14.37	58	0.00%			1.60%	32.66%
	2012	4	10.83	43	0.00%			1.60%	18.01%
	2011	1	9.18	8	0.18%			1.60%	(12.74)%
	2010	2	10.52	22	0.11%			1.60%	19.68%
	2009	5	8.79	44	0.18%			1.60%	36.77%
Touchstone Mid Cap Growth (AnnuiChoice II)
	2013	10	16.69	163	0.00%			1.15%	33.26%
	2012	10	12.53	124	0.00%			1.15%	18.55%
	2011	10	10.57	111	0.47%			1.15%	(12.35)%
	2010	5	12.05	57	0.23%			1.15%	20.23%
	2009	5	10.03	48	0.10%			1.15%	37.39%
Touchstone Mid Cap Growth (AnnuiChoice)
	2013	5	26.72	141	0.00%			1.00%	33.47%
	2012	5	20.02	104	0.00%			1.00%	18.73%
	2011	7	16.86	118	0.31%			1.00%	(12.21)%
	2010	8	19.21	157	0.18%			1.00%	20.41%
	2009	13	15.95	210	0.10%			1.00%	37.60%
Touchstone Mid Cap Growth (GrandMaster flex3)
	2013	9	25.31	229	0.00%			1.55%	32.73%
	2012	12	19.07	226	0.00%			1.55%	18.07%
	2011	16	16.15	256	0.32%			1.55%	(12.70)%
	2010	17	18.50	309	0.23%			1.55%	19.74%
	2009	18	15.45	277	0.10%			1.55%	36.84%
Touchstone Mid Cap Growth (Grandmaster)
	2013	20	21.29	434	0.00%			1.35%	32.99%
	2012	7	16.01	104	0.00%			1.35%	18.31%
	2011	16	13.53	217	0.34%			1.35%	(12.52)%
	2010	15	15.47	239	0.24%			1.35%	19.99%
	2009	15	12.89	191	0.11%			1.35%	37.11%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (IQ Annuity)
	2013	13	$27.07	$338	0.00%			1.45%	32.86%
	2012	12	20.38	253	0.00%			1.45%	18.19%
	2011	13	17.24	230	0.32%			1.45%	(12.61)%
	2010	14	19.73	274	0.23%			1.45%	19.86%
	2009	14	16.46	229	0.10%			1.45%	36.97%
Touchstone Mid Cap Growth (Pinnacle)
	2013	17	24.43	425	0.00%			1.35%	32.99%
	2012	17	18.37	303	0.00%			1.35%	18.31%
	2011	18	15.53	279	0.29%			1.35%	(12.52)%
	2010	23	17.75	415	0.21%			1.35%	20.00%
	2009	31	14.79	452	0.06%			1.35%	37.10%
Touchstone Mid Cap Growth (Pinnacle IV)
	2013	45	24.14	1,083	0.00%			1.45%	32.86%
	2012	53	18.17	962	0.00%			1.45%	18.19%
	2011	76	15.37	1,164	0.26%			1.45%	(12.61)%
	2010	114	17.59	2,012	0.21%			1.45%	19.85%
	2009	148	14.68	2,175	0.11%			1.45%	37.00%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)
	2013	8	15.00	117	0.00%			1.15%	33.26%
	2012	3	11.26	37	0.00%			1.15%	18.55%
Touchstone Mid Cap Growth (Pinnacle Plus)
	2013	87	24.53	2,128	0.00%			1.67%	32.56%
	2012	96	18.51	1,774	0.00%			1.67%	17.92%
	2011	42	15.69	656	0.22%			1.67%	(12.81)%
	2010	81	18.00	1,467	0.25%			1.67%	19.60%
	2009	45	15.05	674	0.10%			1.67%	36.67%
Touchstone Mid Cap Growth (PinnacleV)
	2013	21	13.55	282	0.00%			1.55%	32.73%
	2012	17	10.21	171	0.00%			1.55%	18.07%
	2011	27	8.65	231	0.29%			1.55%	(12.70)%
	2010	34	9.90	335	0.25%			1.55%	19.71%
	2009	28	8.27	235	0.04%			1.55%	36.83%
Touchstone Moderate ETF (AdvantEdge)
	2013	86	12.84	1,102	1.94%			1.60%	14.46%
	2012	86	11.22	969	2.20%			1.60%	8.18%
	2011	74	10.37	763	2.09%			1.60%	0.21%
	2010	72	10.35	741	3.30%			1.60%	9.48%
	2009	10	9.45	96	4.41%			1.60%	15.57%
Touchstone Moderate ETF (AnnuiChoice II)
	2013	67	12.95	864	1.87%			1.15%	14.98%
	2012	73	11.26	821	1.97%			1.15%	8.67%
	2011	79	10.36	815	2.15%			1.15%	0.67%
	2010	72	10.29	742	2.28%			1.15%	9.98%
	2009	66	9.36	615	5.42%			1.15%	16.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AnnuiChoice)
	2013	26	$15.42	$394	1.72%			1.00%	15.16%
	2012	29	13.39	392	1.72%			1.00%	8.84%
	2011	41	12.30	501	1.97%			1.00%	0.82%
	2010	45	12.20	545	2.26%			1.00%	10.14%
	2009	48	11.08	534	3.71%			1.00%	16.27%
Touchstone Moderate ETF (GrandMaster flex3)
	2013	70	14.65	1,025	1.85%			1.55%	14.52%
	2012	78	12.79	999	1.74%			1.55%	8.23%
	2011	106	11.82	1,254	2.12%			1.55%	0.26%
	2010	100	11.79	1,182	1.74%			1.55%	9.53%
	2009	170	10.76	1,833	3.32%			1.55%	15.63%
Touchstone Moderate ETF (Grandmaster)
	2013	8	14.93	117	1.63%			1.35%	14.75%
	2012	11	13.01	145	2.05%			1.35%	8.45%
	2011	11	11.99	133	1.96%			1.35%	0.47%
	2010	12	11.94	146	1.91%			1.35%	9.75%
	2009	15	10.88	168	3.31%			1.35%	15.86%
Touchstone Moderate ETF (IQ Annuity)
	2013	92	14.79	1,361	1.74%			1.45%	14.64%
	2012	116	12.90	1,493	1.90%			1.45%	8.34%
	2011	134	11.91	1,592	1.68%			1.45%	0.37%
	2010	194	11.86	2,298	2.10%			1.45%	9.64%
	2009	225	10.82	2,433	2.60%			1.45%	15.74%
Touchstone Moderate ETF (Pinnacle)
	2013	41	14.93	605	1.83%			1.35%	14.75%
	2012	46	13.01	601	1.92%			1.35%	8.45%
	2011	52	11.99	626	1.97%			1.35%	0.47%
	2010	57	11.94	681	2.04%			1.35%	9.78%
	2009	62	10.88	679	1.50%			1.35%	15.90%
Touchstone Moderate ETF (Pinnacle IV)
	2013	223	14.79	3,298	1.64%			1.45%	14.64%
	2012	317	12.90	4,095	1.79%			1.45%	8.34%
	2011	413	11.91	4,913	1.88%			1.45%	0.37%
	2010	493	11.86	5,844	2.29%			1.45%	9.61%
	2009	465	10.82	5,032	4.45%			1.45%	15.74%
Touchstone Moderate ETF (Pinnacle II Reduced M&E)
	2013	1	15.00	13	1.86%			1.10%	15.04%
	2012	1	13.04	13	3.92%			1.10%	3.60%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2013	12	12.91	150	3.64%			1.15%	14.98%
Touchstone Moderate ETF (Pinnacle Plus)
	2013	145	14.49	2,108	1.84%			1.67%	14.38%
	2012	162	12.67	2,058	2.02%			1.67%	8.10%
	2011	168	11.72	1,967	1.79%			1.67%	0.14%
	2010	217	11.70	2,541	2.15%			1.67%	9.40%
	2009	254	10.70	2,713	3.96%			1.67%	15.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle V)
	2013	160	$12.65	$2,020	1.99%				1.55%	14.52%
	2012	153	11.05	1,687	1.98%				1.55%	8.23%
	2011	163	10.21	1,661	1.96%				1.55%	0.26%
	2010	179	10.18	1,823	2.38%				1.55%	9.51%
	2009	149	9.30	1,387	3.95%				1.55%	15.67%
Touchstone Money Market (AdvantEdge)
	2013	197	9.42	1,857	0.01%				1.60%	(1.59)%
	2012	82	9.58	787	0.01%				1.60%	(1.60)%
	2011	24	9.73	229	0.03%				1.60%	(1.58)%
	2010	12	9.89	122	0.01	%(3)	0.08%	(0.07)%	1.60%	(1.42)%
	2009	20	10.03	203	0.48%				1.60%	(0.73)%
Touchstone Money Market (AnnuiChoice II)
	2013	55	9.53	526	0.01%				1.15%	(1.14)%
	2012	33	9.64	319	0.01%				1.15%	(1.15)%
	2011	32	9.75	310	0.01%				1.15%	(1.13)%
	2010	32	9.86	314	0.02	%(3)	0.17%	(0.15)%	1.15%	(0.97)%
	2009	31	9.96	311	0.51%				1.15%	(0.42)%
Touchstone Money Market (AnnuiChoice)
	2013	38	10.98	421	0.01%				1.00%	(0.99)%
	2012	47	11.09	522	0.01%				1.00%	(0.99)%
	2011	86	11.21	962	0.01%				1.00%	(0.98)%
	2010	74	11.32	839	0.02	%(3)	0.18%	(0.16)%	1.00%	(0.82)%
	2009	110	11.41	1,258	0.62%				1.00%	(0.12)%
Touchstone Money Market (GrandMaster flex3)
	2013	36	10.21	366	0.02%				1.55%	(1.54)%
	2012	43	10.37	450	0.01%				1.55%	(1.55)%
	2011	56	10.53	589	0.02%				1.55%	(1.53)%
	2010	84	10.70	900	0.02	%(3)	0.12%	(0.10)%	1.55%	(1.37)%
	2009	171	10.84	1,860	0.53%				1.55%	(0.68)%
Touchstone Money Market (Grandmaster)
	2013	186	10.46	1,947	0.01%				1.35%	(1.34)%
	2012	217	10.60	2,301	0.01%				1.35%	(1.35)%
	2011	312	10.74	3,348	0.02%				1.35%	(1.33)%
	2010	288	10.89	3,137	0.02	%(3)	0.14%	(0.12)%	1.35%	(1.17)%
	2009	476	11.02	5,243	0.97%				1.35%	(0.48)%
Touchstone Money Market (IQ3)
	2013	135	10.43	1,410	0.02%				1.45%	(1.44)%
	2012	136	10.59	1,443	0.01%				1.45%	(1.45)%
	2011	149	10.74	1,605	0.02%				1.45%	(1.43)%
	2010	220	10.90	2,397	0.01	%(3)	0.11%	(0.10)%	1.45%	(1.27)%
	2009	289	11.04	3,195	0.61%				1.45%	(0.58)%
Touchstone Money Market (Pinnacle)
	2013	177	10.45	1,852	0.01%				1.35%	(1.34)%
	2012	218	10.60	2,312	0.01%				1.35%	(1.35)%
	2011	285	10.74	3,061	0.01%				1.35%	(1.33)%
	2010	338	10.89	3,679	0.02	%(3)	0.14%	(0.12)%	1.35%	(1.13)%
	2009	605	11.01	6,665	0.88%				1.35%	(0.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle IV)
	2013	340	$10.33	$3,512	0.01%				1.45%	(1.44)%
	2012	407	10.48	4,271	0.01%				1.45%	(1.45)%
	2011	412	10.64	4,386	0.01%				1.45%	(1.43)%
	2010	568	10.79	6,125	0.02	%(3)	0.17%	(0.15)%	1.45%	(1.28)%
	2009	754	10.93	8,236	0.48%				1.45%	(0.58)%
Touchstone Money Market (Pinnacle II Reduced M&E)
	2013	3	10.50	28	0.01%				1.10%	(1.09)%
	2012	3	10.62	28	0.01%				1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus Reduced M&E)
	2013	4	9.64	40	0.01%				1.15%	(1.14)%
	2012	*-	9.75	2	0.00%				1.15%	(1.15)%
Touchstone Money Market (Pinnacle Plus)
	2013	41	9.30	386	0.01%				1.67%	(1.66)%
	2012	97	9.45	914	0.01%				1.67%	(1.67)%
	2011	112	9.61	1,075	0.01%				1.67%	(1.65)%
	2010	129	9.77	1,263	0.02	%(3)	0.19%	(0.17)%	1.67%	(1.49)%
	2009	132	9.92	1,314	0.55%				1.67%	(0.78)%
Touchstone Money Market (Pinnacle V)
	2013	277	9.35	2,592	0.01%				1.55%	(1.54)%
	2012	128	9.50	1,213	0.01%				1.55%	(1.55)%
	2011	75	9.64	722	0.01%				1.55%	(1.53)%
	2010	109	9.79	1,065	0.02	%(3)	0.15%	(0.13)%	1.55%	(1.41)%
	2009	277	9.93	2,752	0.70%				1.55%	(0.70)%
Touchstone Third Avenue Value (AdvantEdge)
	2013	23	11.82	275	3.77%				1.60%	22.37%
	2012	32	9.66	306	0.00%				1.60%	18.77%
	2011	34	8.13	273	2.20%				1.60%	(16.67)%
	2010	37	9.76	365	6.93%				1.60%	18.28%
	2009	30	8.25	249	2.97%				1.60%	29.29%
Touchstone Third Avenue Value (AnnuiChoice II)
	2013	30	12.24	365	4.21%				1.15%	22.93%
	2012	33	9.96	325	0.00%				1.15%	19.32%
	2011	44	8.35	368	2.14%				1.15%	(16.28)%
	2010	51	9.97	512	5.31%				1.15%	18.82%
	2009	71	8.39	593	2.10%				1.15%	29.88%
Touchstone Third Avenue Value (AnnuiChoice)
	2013	16	21.10	338	3.58%				1.00%	23.11%
	2012	24	17.14	412	0.00%				1.00%	19.50%
	2011	36	14.34	518	1.93%				1.00%	(16.16)%
	2010	53	17.11	903	4.71%				1.00%	19.00%
	2009	90	14.38	1,295	1.97%				1.00%	30.07%
Touchstone Third Avenue Value (GrandMaster flex3)
	2013	42	20.08	839	4.36%				1.55%	22.43%
	2012	42	16.40	691	0.00%				1.55%	18.84%
	2011	59	13.80	809	2.12%				1.55%	(16.62)%
	2010	70	16.55	1,154	5.93%				1.55%	18.34%
	2009	90	13.99	1,261	2.02%				1.55%	29.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Grandmaster)
	2013	47	$17.75	$835	4.04%				1.35%	22.68%
	2012	56	14.47	808	0.00%				1.35%	19.08%
	2011	80	12.15	974	1.57%				1.35%	(16.45)%
	2010	152	14.54	2,204	6.05%				1.35%	18.58%
	2009	186	12.27	2,285	2.02%				1.35%	29.61%
Touchstone Third Avenue Value (IQ Annuity)
	2013	82	19.80	1,621	4.28%				1.45%	22.55%
	2012	86	16.16	1,390	0.00%				1.45%	18.96%
	2011	102	13.58	1,383	2.07%				1.45%	(16.54)%
	2010	126	16.27	2,046	6.42%				1.45%	18.46%
	2009	148	13.74	2,029	2.05%				1.45%	29.48%
Touchstone Third Avenue Value (Pinnacle)
	2013	50	60.97	3,075	4.14%				1.35%	22.68%
	2012	57	49.70	2,833	0.00%				1.35%	19.08%
	2011	68	41.74	2,846	1.93%				1.35%	(16.45)%
	2010	95	49.96	4,731	6.03%				1.35%	18.58%
	2009	114	42.13	4,782	1.19%				1.35%	29.61%
Touchstone Third Avenue Value (Pinnacle IV)
	2013	157	20.59	3,231	3.73%				1.45%	22.55%
	2012	218	16.80	3,669	0.00%				1.45%	18.96%
	2011	279	14.13	3,947	1.66%				1.45%	(16.54)%
	2010	487	16.92	8,238	5.94%				1.45%	18.43%
	2009	588	14.29	8,407	3.05%				1.45%	29.51%
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)
	2013	1	61.26	76	4.35%				1.10%	22.99%
	2012	1	49.81	63	0.00%				1.10%	4.25%
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)
	2013	5	13.45	64	7.95%				1.15%	22.93%
Touchstone Third Avenue Value (Pinnacle Plus)
	2013	43	21.01	902	4.04%				1.67%	22.28%
	2012	52	17.18	886	0.00%				1.67%	18.69%
	2011	59	14.48	850	1.70%				1.67%	(16.72)%
	2010	99	17.38	1,713	5.89%				1.67%	18.20%
	2009	124	14.71	1,821	2.09%				1.67%	29.19%
Touchstone Third Avenue Value (Pinnacle V)
	2013	87	10.10	880	3.85%				1.55%	22.43%
	2012	114	8.25	939	0.00%				1.55%	18.84%
	2011	162	6.94	1,122	1.95%				1.55%	(16.62)%
	2010	220	8.32	1,835	6.99%				1.55%	18.28%
	2009	174	7.03	1,227	2.84%				1.55%	29.27%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2013	86	13.61	1,171	1.50%				1.35%	18.05%
	2012	96	11.53	1,106	1.68	%(3)	6.71%	(5.03)%	1.35%	13.51%
	2011	107	10.16	1,087	1.52	%(3)	1.76%	(0.24)%	1.35%	(4.91)%
	2010	134	10.68	1,431	2.16	%(3)	2.79%	(0.63)%	1.35%	6.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle)
	2013	17	$10.24	$170	1.36%				1.35%	28.68%
	2012	17	7.96	139	2.03	%(3)	2.38%	(0.35)%	1.35%	19.10%
	2011	17	6.68	117	1.26	%(3)	1.49%	(0.23)%	1.35%	(18.28)%
	2010	23	8.18	190	1.34	%(3)	1.52%	(0.18)%	1.35%	11.61%
	2009	26	7.33	189	0.95	%(3)	1.09%	(0.14)%	1.35%	24.84%
Fidelity VIP Overseas (Pinnacle IV)
	2013	21	10.17	212	1.28%				1.45%	28.55%
	2012	25	7.91	202	1.86	%(3)	2.18%	(0.32)%	1.45%	18.98%
	2011	31	6.65	204	1.25	%(3)	1.47%	(0.22)%	1.45%	(18.36)%
	2010	41	8.15	337	1.05	%(3)	1.19%	(0.14)%	1.45%	11.51%
	2009	107	7.31	785	4.56	%(3)	5.27%	(0.71)%	1.45%	24.72%
Fidelity VIP Equity-Income (Grandmaster)
	2013	125	73.65	9,216	2.50%				1.35%	26.42%
	2012	138	58.26	8,049	3.07	%(3)	9.45%	(6.38)%	1.35%	15.72%
	2011	157	50.34	7,888	2.37%				1.35%	(0.39)%
	2010	188	50.54	9,511	1.75%				1.35%	13.60%
	2009	221	44.49	9,848	2.26%				1.35%	28.45%
Fidelity VIP Equity-Income (Pinnacle)
	2013	65	20.88	1,357	2.42%				1.35%	26.42%
	2012	77	16.51	1,281	2.93	%(3)	9.26%	(6.33)%	1.35%	15.72%
	2011	100	14.27	1,425	2.43%				1.35%	(0.39)%
	2010	115	14.33	1,647	1.73%				1.35%	13.63%
	2009	141	12.61	1,782	1.14%				1.35%	28.45%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2013	1	20.97	13	2.61%				1.10%	26.74%
	2012	1	16.55	11	6.08	%(3)	13.67%	(7.59)%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2013	58	90.56	5,216	0.28%				1.35%	34.50%
	2012	65	67.33	4,394	0.59%				1.35%	13.13%
	2011	78	59.52	4,637	0.37	%(3)	0.72%	(0.35)%	1.35%	(1.15)%
	2010	87	60.21	5,257	0.27	%(3)	0.61%	(0.34)%	1.35%	22.50%
	2009	101	49.15	4,963	0.44	%(3)	0.53%	(0.09)%	1.35%	26.56%
Fidelity VIP High Income (Grandmaster)
	2013	122	25.28	3,081	5.54%				1.35%	4.52%
	2012	139	24.19	3,351	5.51%				1.35%	12.68%
	2011	164	21.47	3,522	6.91%				1.35%	2.63%
	2010	170	20.92	3,551	7.44%				1.35%	12.29%
	2009	205	18.63	3,813	8.14%				1.35%	42.02%
Fidelity VIP II Asset Manager (Grandmaster)
	2013	82	47.19	3,880	1.52%				1.35%	14.15%
	2012	92	41.35	3,816	1.46	%(3)	2.16%	(0.70)%	1.35%	10.96%
	2011	111	37.26	4,137	1.91	%(3)	2.38%	(0.47)%	1.35%	(3.87)%
	2010	125	38.76	4,860	1.63	%(3)	2.13%	(0.50)%	1.35%	12.72%
	2009	145	34.39	4,977	2.36	%(3)	2.52%	(0.16)%	1.35%	27.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Grandmaster)
	2013	194	$58.43	$11,307	1.03%				1.35%	29.52%
	2012	227	45.12	10,243	1.26%				1.35%	14.84%
	2011	294	39.29	11,544	0.98%				1.35%	(3.84)%
	2010	337	40.85	13,750	1.23	%(3)	1.27%	(0.04)%	1.35%	15.64%
	2009	363	35.33	12,822	1.39	%(3)	1.41%	(0.02)%	1.35%	33.88%
Fidelity VIP II Contrafund (Pinnacle)
	2013	199	29.68	5,898	1.01%				1.35%	29.52%
	2012	238	22.92	5,466	1.32%				1.35%	14.84%
	2011	283	19.96	5,640	0.96%				1.35%	(3.84)%
	2010	334	20.75	6,926	1.22	%(3)	1.26%	(0.04)%	1.35%	15.62%
	2009	336	17.95	6,027	1.03	%(3)	1.05%	(0.02)%	1.35%	33.90%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2013	1	29.82	38	1.09%				1.10%	29.84%
	2012	1	22.97	30	2.65%				1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2013	87	45.83	3,999	1.85%				1.35%	30.46%
	2012	99	35.13	3,488	2.08	%(3)	3.40%	(1.32)%	1.35%	14.34%
	2011	113	30.72	3,458	1.93	%(3)	4.34%	(2.41)%	1.35%	0.67%
	2010	122	30.52	3,737	1.86	%(3)	2.01%	(0.15)%	1.35%	13.47%
	2009	143	26.89	3,834	2.53%				1.35%	24.90%
Fidelity VIP II Index 500 (IQ3)
	2013	1	45.83	24	1.95%				1.45%	30.46%
	2012	1	35.13	19	4.13	%(3)	4.42%	(0.29)%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle)
	2013	194	13.05	2,526	1.83%				1.35%	30.46%
	2012	225	10.00	2,257	2.09	%(3)	3.41%	(1.32)%	1.35%	14.34%
	2011	253	8.75	2,217	1.87	%(3)	4.30%	(2.43)%	1.35%	0.67%
	2010	293	8.69	2,545	1.83	%(3)	1.98%	(0.15)%	1.35%	13.49%
	2009	349	7.66	2,672	1.98%				1.35%	24.95%
Fidelity VIP II Index 500 (Pinnacle IV)
	2013	1	12.96	18	0.77%				1.45%	30.33%
	2012	6	9.94	64	2.07	%(3)	3.41%	(1.34)%	1.45%	14.23%
	2011	7	8.70	64	1.02	%(3)	4.44%	(3.42)%	1.45%	0.56%
	2010	22	8.66	188	1.95	%(3)	2.09%	(0.14)%	1.45%	13.41%
	2009	23	7.64	175	0.79%				1.45%	24.84%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2013	2	13.11	23	1.95%				1.10%	30.79%
	2012	2	10.02	18	4.13	%(3)	4.42%	(0.29)%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2013	69	12.62	872	2.15%				1.35%	(3.10)%
	2012	84	13.03	1,089	2.18	%(3)	4.72%	(2.54)%	1.35%	4.46%
	2011	100	12.47	1,242	3.29	%(3)	5.89%	(2.60)%	1.35%	5.89%
	2010	101	11.78	1,192	3.01	%(3)	3.92%	(0.91)%	1.35%	6.38%
	2009	145	11.07	1,602	5.06%				1.35%	14.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2013	107	$12.54	$1,346	2.15%				1.45%	(3.20)%
	2012	130	12.95	1,682	2.27	%(3)	4.91%	(2.64)%	1.45%	4.36%
	2011	142	12.41	1,762	2.83	%(3)	5.53%	(2.70)%	1.45%	5.78%
	2010	194	11.73	2,275	3.44	%(3)	4.48%	(1.04)%	1.45%	6.22%
	2009	222	11.04	2,450	8.00	%(3)	8.36%	(0.36)%	1.45%	14.02%
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)
	2013	*-	12.68	4	2.37%				1.10%	(2.86)%
	2012	*-	13.06	5	4.63	%(3)	8.52%	(3.89)%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2013	3	12.92	36	2.28%				1.00%	(2.76)%
	2012	3	13.29	41	3.01	%(3)	6.38%	(3.37)%	1.00%	4.83%
	2011	6	12.68	82	2.98	%(3)	5.41%	(2.43)%	1.00%	6.26%
	2010	8	11.93	95	2.90	%(3)	3.77%	(0.87)%	1.00%	6.73%
	2009	14	11.18	151	8.69	%(3)	9.07%	(0.38)%	1.00%	14.57%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2013	4	12.45	46	2.15%				1.55%	(3.30)%
	2012	5	12.88	58	2.08	%(3)	4.61%	(2.53)%	1.55%	4.25%
	2011	6	12.35	71	1.70	%(3)	3.97%	(2.27)%	1.55%	5.68%
	2010	17	11.69	201	3.35	%(3)	4.37%	(1.02)%	1.55%	6.14%
	2009	20	11.01	218	8.50	%(3)	8.87%	(0.37)%	1.55%	13.93%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2013	36	33.67	1,217	2.25%				1.35%	(3.10)%
	2012	40	34.75	1,405	2.17	%(3)	4.68%	(2.51)%	1.35%	4.46%
	2011	48	33.26	1,595	3.15	%(3)	5.86%	(2.71)%	1.35%	5.89%
	2010	59	31.41	1,856	3.47	%(3)	4.52%	(1.05)%	1.35%	6.35%
	2009	63	29.54	1,862	8.83	%(3)	9.22%	(0.39)%	1.35%	14.16%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2013	10	12.54	123	2.35%				1.45%	(3.20)%
	2012	10	12.95	130	2.20	%(3)	4.70%	(2.50)%	1.45%	4.36%
	2011	12	12.41	143	3.28	%(3)	5.92%	(2.64)%	1.45%	5.78%
	2010	12	11.73	138	3.45	%(3)	4.50%	(1.05)%	1.45%	6.24%
	2009	13	11.04	143	8.64	%(3)	9.03%	(0.39)%	1.45%	14.05%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2013	4	10.61	41	4.83%				1.15%	(2.91)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2013	9	12.35	116	1.82%				1.67%	(3.42)%
	2012	15	12.79	193	2.29	%(3)	4.93%	(2.64)%	1.67%	4.12%
	2011	16	12.28	197	3.00	%(3)	5.62%	(2.62)%	1.67%	5.55%
	2010	20	11.64	227	3.40	%(3)	4.43%	(1.03)%	1.67%	6.01%
	2009	22	10.98	246	8.76	%(3)	9.13%	(0.37)%	1.67%	13.79%
Fidelity VIP III Balanced (Grandmaster)
	2013	76	22.17	1,675	1.51%				1.35%	18.05%
	2012	89	18.78	1,677	1.69	%(3)	6.70%	(5.01)%	1.35%	13.51%
	2011	99	16.54	1,640	1.58	%(3)	1.83%	(0.25)%	1.35%	(4.91)%
	2010	116	17.40	2,011	1.85	%(3)	2.43%	(0.58)%	1.35%	16.48%
	2009	69	14.94	1,027	1.81	%(3)	2.12%	(0.31)%	1.35%	36.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice)
	2013	*-	$10.49	$2	1.38%				1.00%	29.13%
	2012	*-	8.12	1	2.02	%(3)	2.41%	(0.39)%	1.00%	19.53%
	2011	*-	6.80	1	0.69	%(3)	0.80%	(0.11)%	1.00%	(17.99)%
	2010	1	8.29	4	0.89	%(3)	1.02%	(0.13)%	1.00%	11.99%
	2009	2	7.40	15	0.70	%(3)	1.14%	(0.44)%	1.00%	25.27%
Fidelity VIP Overseas (Grandmaster flex3)
	2013	3	10.10	34	1.13%				1.55%	28.42%
	2012	5	7.87	40	2.01	%(3)	2.36%	(0.35)%	1.55%	18.86%
	2011	5	6.62	35	0.82	%(3)	0.93%	(0.11)%	1.55%	(18.45)%
	2010	13	8.12	105	1.38	%(3)	1.57%	(0.19)%	1.55%	11.36%
	2009	15	7.29	109	2.15	%(3)	2.47%	(0.32)%	1.55%	24.57%
Fidelity VIP Overseas (Grandmaster)
	2013	50	40.21	2,027	1.33%				1.35%	28.68%
	2012	55	31.25	1,733	1.93	%(3)	2.26%	(0.33)%	1.35%	19.10%
	2011	63	26.23	1,645	1.41	%(3)	1.61%	(0.20)%	1.35%	(18.28)%
	2010	70	32.10	2,258	1.39	%(3)	1.58%	(0.19)%	1.35%	11.59%
	2009	78	28.77	2,242	2.15	%(3)	2.47%	(0.32)%	1.35%	24.82%
Fidelity VIP Overseas (IQ Annuity)
	2013	2	10.17	20	1.39%				1.45%	28.55%
	2012	2	7.91	15	1.80	%(3)	2.10%	(0.30)%	1.45%	18.98%
	2011	2	6.65	17	1.49	%(3)	1.69%	(0.20)%	1.45%	(18.36)%
	2010	3	8.15	20	1.39	%(3)	1.57%	(0.18)%	1.45%	11.48%
	2009	3	7.31	21	1.55	%(3)	1.93%	(0.38)%	1.45%	24.70%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2013	*-	13.08	4	2.51%				1.15%	28.94%
Fidelity VIP Overseas (Pinnacle Plus)
	2013	7	10.02	70	1.34%				1.67%	28.26%
	2012	9	7.81	71	1.79	%(3)	2.09%	(0.30)%	1.67%	18.72%
	2011	12	6.58	78	1.31	%(3)	1.52%	(0.21)%	1.67%	(18.55)%
	2010	15	8.08	120	1.23	%(3)	1.40%	(0.17)%	1.67%	11.23%
	2009	20	7.27	146	2.08	%(3)	2.40%	(0.32)%	1.67%	24.42%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)
	2013	35	13.27	468	0.18%				1.35%	34.37%
	2012	42	9.88	415	0.45%				1.35%	12.99%
	2011	59	8.74	515	0.24	%(3)	0.60%	(0.36)%	1.35%	(1.21)%
	2010	76	8.85	675	0.17	%(3)	0.49%	(0.32)%	1.35%	22.41%
	2009	89	7.23	645	0.30	%(3)	0.38%	(0.08)%	1.35%	26.42%
Fidelity VIP III Mid Cap (Grandmaster)
	2013	32	50.20	1,628	0.41%				1.35%	34.23%
	2012	36	37.40	1,348	0.48	%(3)	7.88%	(7.40)%	1.35%	13.19%
	2011	46	33.04	1,524	0.15	%(3)	0.32%	(0.17)%	1.35%	(11.92)%
	2010	50	37.51	1,861	0.25	%(3)	0.57%	(0.32)%	1.35%	26.97%
	2009	62	29.54	1,846	0.59	%(3)	1.10%	(0.51)%	1.35%	38.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Pinnacle)
	2013	60	$51.54	$3,107	0.40%				1.35%	34.23%
	2012	68	38.40	2,599	0.48	%(3)	7.81%	(7.33)%	1.35%	13.19%
	2011	88	33.92	2,985	0.14	%(3)	0.30%	(0.16)%	1.35%	(11.92)%
	2010	107	38.51	4,133	0.25	%(3)	0.57%	(0.32)%	1.35%	26.96%
	2009	127	30.33	3,839	0.46	%(3)	0.87%	(0.41)%	1.35%	38.12%
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)
	2013	*-	51.79	7	0.42%				1.10%	34.57%
	2012	*-	38.48	5	1.03	%(3)	16.73%	(15.70)%	1.10%	1.30%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2013	17	15.62	263	1.22%				1.45%	13.67%
	2012	21	13.74	293	1.25	%(3)	1.98%	(0.73)%	1.45%	10.60%
	2011	25	12.43	312	1.89	%(3)	2.41%	(0.52)%	1.45%	(4.22)%
	2010	22	12.98	290	1.40	%(3)	1.90%	(0.50)%	1.45%	12.31%
	2009	24	11.55	281	2.05	%(3)	2.21%	(0.16)%	1.45%	26.90%
Fidelity VIP Asset Manager (AdvantEdge)
	2013	7	12.34	80	1.35%				1.60%	13.50%
	2012	7	10.88	75	1.37	%(3)	2.17%	(0.80)%	1.60%	10.43%
	2011	7	9.85	65	1.75	%(3)	2.24%	(0.49)%	1.60%	(4.37)%
	2010	7	10.30	68	1.49	%(3)	2.02%	(0.53)%	1.60%	12.14%
	2009	7	9.18	62	2.64	%(3)	2.86%	(0.22)%	1.60%	26.70%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2013	12	14.57	179	1.36%				1.15%	14.01%
	2012	13	12.78	160	1.52	%(3)	2.40%	(0.88)%	1.15%	10.94%
	2011	9	11.52	109	1.48	%(3)	1.91%	(0.43)%	1.15%	(3.93)%
	2010	13	11.99	158	1.46	%(3)	1.99%	(0.53)%	1.15%	12.65%
	2009	13	10.65	142	3.53	%(3)	3.82%	(0.29)%	1.15%	27.28%
Fidelity VIP Asset Manager (AnnuiChoice)
	2013	6	17.05	98	1.36%				1.00%	14.19%
	2012	6	14.93	87	1.21	%(3)	1.91%	(0.70)%	1.00%	11.11%
	2011	7	13.44	97	1.75	%(3)	2.24%	(0.49)%	1.00%	(3.78)%
	2010	8	13.97	106	1.25	%(3)	1.69%	(0.44)%	1.00%	12.82%
	2009	11	12.38	141	2.33	%(3)	2.52%	(0.19)%	1.00%	27.47%
Fidelity VIP Asset Manager (GrandMaster flex3)
	2013	2	15.12	23	1.39%				1.55%	13.55%
	2012	2	13.32	21	1.06	%(3)	1.67%	(0.61)%	1.55%	10.49%
	2011	2	12.05	29	1.26	%(3)	1.63%	(0.37)%	1.55%	(4.32)%
	2010	4	12.60	56	1.48	%(3)	2.01%	(0.53)%	1.55%	12.20%
	2009	5	11.23	51	2.14	%(3)	2.30%	(0.16)%	1.55%	26.77%
Fidelity VIP Asset Manager (Pinnacle)
	2013	*-	15.42	1	1.26%				1.35%	13.78%
	2012	*-	13.55	1	1.22	%(3)	1.98%	(0.76)%	1.35%	10.71%
	2011	*-	12.24	1	1.54	%(3)	2.00%	(0.46)%	1.35%	(4.12)%
	2010	*-	12.77	2	0.20	%(3)	0.28%	(0.08)%	1.35%	12.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV)
	2013	20	$15.27	$311	1.51%				1.45%	13.67%
	2012	17	13.44	223	1.29	%(3)	2.05%	(0.76)%	1.45%	10.60%
	2011	18	12.15	220	1.59	%(3)	2.04%	(0.45)%	1.45%	(4.22)%
	2010	23	12.68	286	1.54	%(3)	2.09%	(0.55)%	1.45%	12.29%
	2009	22	11.29	252	2.38	%(3)	2.57%	(0.19)%	1.45%	26.87%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2013	1	12.49	14	2.56%				1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2013	2	15.63	33	0.74%				1.67%	13.41%
	2012	7	13.78	99	1.32	%(3)	2.08%	(0.76)%	1.67%	10.35%
	2011	7	12.49	93	1.49	%(3)	1.92%	(0.43)%	1.67%	(4.43)%
	2010	13	13.07	168	1.48	%(3)	2.01%	(0.53)%	1.67%	12.06%
	2009	13	11.66	152	2.17	%(3)	2.34%	(0.17)%	1.67%	26.61%
Fidelity VIP Asset Manager (Pinnacle V)
	2013	17	12.77	216	1.47%				1.55%	13.55%
	2012	14	11.24	163	1.36	%(3)	2.15%	(0.79)%	1.55%	10.49%
	2011	13	10.18	137	1.61	%(3)	2.06%	(0.45)%	1.55%	(4.32)%
	2010	16	10.63	173	1.74	%(3)	2.39%	(0.65)%	1.55%	12.15%
	2009	6	9.48	54	0.55	%(3)	0.60%	(0.05)%	1.55%	26.79%
Fidelity VIP Balanced (AdvantEdge)
	2013	61	13.55	821	1.72%				1.60%	17.38%
	2012	33	11.55	380	1.59	%(3)	6.58%	(4.99)%	1.60%	12.98%
	2011	32	10.22	328	2.06	%(3)	2.44%	(0.38)%	1.60%	(5.36)%
	2010	15	10.80	159	1.65	%(3)	2.24%	(0.59)%	1.60%	15.88%
	2009	3	9.32	26	2.08	%(3)	2.36%	(0.28)%	1.60%	36.11%
Fidelity VIP Balanced (AnnuiChoice II)
	2013	17	14.98	256	1.47%				1.15%	17.91%
	2012	13	12.71	170	1.65	%(3)	6.47%	(4.82)%	1.15%	13.49%
	2011	11	11.20	129	1.51	%(3)	1.79%	(0.28)%	1.15%	(4.93)%
	2010	11	11.78	134	1.71	%(3)	2.32%	(0.61)%	1.15%	16.40%
	2009	7	10.12	69	2.62	%(3)	2.86%	(0.24)%	1.15%	36.73%
Fidelity VIP Balanced (AnnuiChoice)
	2013	14	18.27	260	1.27%				1.00%	18.09%
	2012	16	15.47	253	1.54	%(3)	6.71%	(5.17)%	1.00%	13.67%
	2011	18	13.61	249	1.49	%(3)	1.77%	(0.28)%	1.00%	(4.78)%
	2010	19	14.30	277	1.47	%(3)	2.02%	(0.55)%	1.00%	16.58%
	2009	17	12.26	208	1.85	%(3)	2.16%	(0.31)%	1.00%	36.94%
Fidelity VIP Balanced (GrandMaster flex3)
	2013	13	18.15	238	1.33%				1.55%	17.44%
	2012	14	15.45	213	1.13	%(3)	6.74%	(5.61)%	1.55%	13.03%
	2011	25	13.67	343	1.49	%(3)	1.76%	(0.27)%	1.55%	(5.31)%
	2010	26	14.44	371	1.45	%(3)	1.98%	(0.53)%	1.55%	15.93%
	2009	24	12.46	296	1.72	%(3)	2.04%	(0.32)%	1.55%	36.18%
Fidelity VIP Balanced (Grandmaster)
	2013	24	16.79	401	1.25%				1.35%	17.67%
	2012	29	14.27	413	1.35	%(3)	6.70%	(5.35)%	1.35%	13.26%
	2011	39	12.60	493	1.52	%(3)	1.80%	(0.28)%	1.35%	(5.12)%
	2010	39	13.28	519	1.95	%(3)	2.65%	(0.70)%	1.35%	16.17%
	2009	21	11.43	241	1.72	%(3)	2.04%	(0.32)%	1.35%	36.46%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (IQ3)
	2013	17	$16.24	$283	1.27%				1.45%	17.55%
	2012	21	13.81	285	1.50	%(3)	6.67%	(5.17)%	1.45%	13.15%
	2011	23	12.21	280	1.52	%(3)	1.80%	(0.28)%	1.45%	(5.22)%
	2010	23	12.88	292	1.63	%(3)	2.23%	(0.60)%	1.45%	16.05%
	2009	19	11.10	207	1.95	%(3)	2.27%	(0.32)%	1.45%	36.32%
Fidelity VIP Balanced (Pinnacle)
	2013	19	16.79	327	1.25%				1.35%	17.67%
	2012	23	14.27	330	1.29	%(3)	6.71%	(5.42)%	1.35%	13.26%
	2011	34	12.60	423	1.71	%(3)	2.03%	(0.32)%	1.35%	(5.12)%
	2010	25	13.28	336	1.71	%(3)	2.34%	(0.63)%	1.35%	16.17%
	2009	22	11.43	248	1.30	%(3)	1.56%	(0.26)%	1.35%	36.44%
Fidelity VIP Balanced (Pinnacle IV)
	2013	72	18.35	1,317	1.24%				1.45%	17.55%
	2012	88	15.61	1,373	1.35	%(3)	6.70%	(5.35)%	1.45%	13.15%
	2011	118	13.79	1,632	1.28	%(3)	1.52%	(0.24)%	1.45%	(5.22)%
	2010	160	14.55	2,329	1.65	%(3)	2.25%	(0.60)%	1.45%	16.03%
	2009	100	12.54	1,248	1.87	%(3)	2.21%	(0.34)%	1.45%	36.32%
Fidelity VIP Balanced (Pinnacle Plus)
	2013	29	16.72	488	1.32%				1.67%	17.29%
	2012	32	14.26	461	1.42	%(3)	6.67%	(5.25)%	1.67%	12.89%
	2011	40	12.63	499	0.90	%(3)	1.06%	(0.16)%	1.67%	(5.43)%
	2010	97	13.35	1,291	1.54	%(3)	2.08%	(0.54)%	1.67%	15.79%
	2009	68	11.53	789	2.27	%(3)	2.58%	(0.31)%	1.67%	36.01%
Fidelity VIP Balanced (Pinnacle V)
	2013	75	12.78	960	1.21%				1.55%	17.44%
	2012	95	10.88	1,028	1.56	%(3)	6.70%	(5.14)%	1.55%	13.03%
	2011	96	9.63	925	1.45	%(3)	1.72%	(0.27)%	1.55%	(5.31)%
	2010	107	10.17	1,085	1.78	%(3)	2.42%	(0.64)%	1.55%	15.99%
	2009	60	8.77	530	2.78	%(3)	3.16%	(0.38)%	1.55%	36.21%
Fidelity VIP Contrafund (AdvantEdge)
	2013	156	13.51	2,107	0.85%				1.60%	28.86%
	2012	155	10.49	1,621	1.18%				1.60%	14.27%
	2011	155	9.18	1,421	0.90%				1.60%	(4.34)%
	2010	126	9.59	1,207	1.22	%(3)	1.27%	(0.05)%	1.60%	15.06%
	2009	78	8.34	649	1.73	%(3)	1.77%	(0.04)%	1.60%	33.30%
Fidelity VIP Contrafund (AnnuiChoice II)
	2013	47	15.57	725	0.85%				1.15%	29.45%
	2012	45	12.02	545	1.06%				1.15%	14.80%
	2011	58	10.47	613	0.82%				1.15%	(3.90)%
	2010	58	10.90	628	0.84	%(3)	0.88%	(0.04)%	1.15%	15.58%
	2009	82	9.43	773	1.24	%(3)	1.27%	(0.03)%	1.15%	33.91%
Fidelity VIP Contrafund (AnnuiChoice)
	2013	39	24.14	930	0.70%				1.00%	29.64%
	2012	58	18.62	1,087	1.04%				1.00%	14.97%
	2011	75	16.19	1,222	0.78%				1.00%	(3.75)%
	2010	83	16.82	1,400	0.96	%(3)	1.01%	(0.05)%	1.00%	15.76%
	2009	98	14.53	1,431	1.11	%(3)	1.13%	(0.02)%	1.00%	34.11%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3)
	2013	52	$22.58	$1,174	0.91%				1.55%	28.93%
	2012	45	17.51	792	0.95%				1.55%	14.33%
	2011	72	15.32	1,096	0.74%				1.55%	(4.29)%
	2010	85	16.00	1,364	0.95	%(3)	1.00%	(0.05)%	1.55%	15.12%
	2009	102	13.90	1,421	1.11	%(3)	1.13%	(0.02)%	1.55%	33.37%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2013	1	21.84	12	0.95%				0.60%	30.17%
	2012	*-	16.78	7	1.19%				0.60%	15.44%
	2011	*-	14.54	6	0.82%				0.60%	(3.37)%
	2010	*-	15.04	6	1.04	%(3)	1.09%	(0.05)%	0.60%	16.23%
	2009	*-	12.94	5	1.22	%(3)	1.24%	(0.02)%	0.60%	34.66%
Fidelity VIP Contrafund (IQ3)
	2013	86	20.59	1,766	0.85%				1.45%	29.06%
	2012	92	15.95	1,475	1.10%				1.45%	14.45%
	2011	108	13.94	1,500	0.77%				1.45%	(4.19)%
	2010	120	14.55	1,748	1.00	%(3)	1.04%	(0.04)%	1.45%	15.23%
	2009	127	12.62	1,600	1.14	%(3)	1.17%	(0.03)%	1.45%	33.51%
Fidelity VIP Contrafund (Pinnacle IV)
	2013	275	23.58	6,479	0.73%				1.45%	29.06%
	2012	383	18.27	7,004	1.04%				1.45%	14.45%
	2011	507	15.96	8,087	0.71%				1.45%	(4.19)%
	2010	663	16.66	11,053	1.01	%(3)	1.06%	(0.05)%	1.45%	15.22%
	2009	667	14.46	9,640	1.16	%(3)	1.19%	(0.03)%	1.45%	33.51%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2013	7	15.40	107	0.99%				1.15%	29.45%
	2012	3	11.90	34	2.22%				1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2013	115	22.44	2,575	0.81%				1.67%	28.77%
	2012	135	17.43	2,356	1.13%				1.67%	14.19%
	2011	154	15.26	2,347	0.73%				1.67%	(4.40)%
	2010	192	15.96	3,068	1.05	%(3)	1.10%	(0.05)%	1.67%	14.98%
	2009	165	13.88	2,289	1.18	%(3)	1.21%	(0.03)%	1.67%	33.21%
Fidelity VIP Contrafund (Pinnacle V)
	2013	517	13.17	6,804	0.84%				1.55%	28.93%
	2012	538	10.22	5,492	1.14%				1.55%	14.33%
	2011	590	8.94	5,270	0.73%				1.55%	(4.29)%
	2010	714	9.34	6,670	1.23	%(3)	1.29%	(0.06)%	1.55%	15.17%
	2009	391	8.11	3,167	1.75	%(3)	1.79%	(0.04)%	1.55%	33.38%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2013	1	13.64	12	0.35%				1.15%	36.37%
	2012	*-	10.00	1	2.92	%(3)	13.81%	(10.89)%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2013	3	13.78	37	0.21%				1.00%	36.58%
	2012	3	10.09	27	1.52	%(3)	7.41%	(5.89)%	1.00%	17.39%
	2011	3	8.60	24	0.09%				1.00%	(2.57)%
	2010	4	8.82	40	0.06%				1.00%	23.82%
	2009	5	7.13	33	0.22%				1.00%	20.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2013	1	$13.46	$18	0.20%				1.35%	36.10%
	2012	1	9.89	14	1.34	%(3)	6.50%	(5.16)%	1.35%	16.97%
	2011	2	8.46	16	0.11%				1.35%	(2.91)%
	2010	2	8.71	18	0.06%				1.35%	23.39%
	2009	2	7.06	15	0.23%				1.35%	20.30%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2013	6	13.37	86	0.21%				1.45%	35.96%
	2012	6	9.83	64	1.50	%(3)	7.30%	(5.80)%	1.45%	16.85%
	2011	7	8.41	57	0.12%				1.45%	(3.01)%
	2010	7	8.68	60	0.06%				1.45%	23.26%
	2009	7	7.04	49	0.24%				1.45%	20.18%
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2013	11	13.46	143	0.20%				1.35%	36.10%
	2012	12	9.89	114	1.13	%(3)	5.48%	(4.35)%	1.35%	16.97%
	2011	21	8.46	176	0.10%				1.35%	(2.91)%
	2010	26	8.71	225	0.06%				1.35%	23.41%
	2009	26	7.06	184	0.15%				1.35%	20.33%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2013	7	13.37	88	0.19%				1.45%	35.96%
	2012	8	9.83	79	1.36	%(3)	6.59%	(5.23)%	1.45%	16.85%
	2011	10	8.42	88	0.08%				1.45%	(3.01)%
	2010	20	8.68	170	0.07%				1.45%	23.32%
	2009	18	7.04	128	0.11%				1.45%	20.20%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2013	117	13.17	1,547	0.33%				1.67%	35.66%
	2012	16	9.71	159	1.90	%(3)	9.22%	(7.32)%	1.67%	16.59%
	2011	10	8.33	80	0.03%				1.67%	(3.22)%
	2010	79	8.60	677	0.06%				1.67%	22.99%
	2009	5	7.00	36	0.24%				1.67%	19.91%
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2013	11	13.37	141	0.23%				1.55%	35.82%
	2012	8	9.84	80	1.28	%(3)	6.21%	(4.93)%	1.55%	16.73%
	2011	12	8.43	99	0.11%				1.55%	(3.11)%
	2010	13	8.70	115	0.06%				1.55%	23.12%
	2009	9	7.07	60	0.33%				1.55%	20.12%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2013	29	13.19	385	2.39%				1.15%	26.36%
	2012	29	10.44	304	2.98	%(3)	9.53%	(6.55)%	1.15%	15.70%
	2011	31	9.02	276	2.16%				1.15%	(0.50)%
	2010	37	9.07	332	1.82%				1.15%	13.60%
	2009	33	7.98	261	2.53%				1.15%	28.39%
Fidelity VIP Equity-Income (AdvantEdge)
	2013	13	12.59	167	2.28%				1.60%	25.78%
	2012	15	10.01	147	3.09	%(3)	9.94%	(6.85)%	1.60%	15.17%
	2011	14	8.69	124	2.51%				1.60%	(0.95)%
	2010	13	8.78	111	1.78%				1.60%	13.08%
	2009	7	7.76	56	3.09%				1.60%	27.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice)
	2013	16	$17.35	$278	2.14%				1.00%	26.55%
	2012	20	13.71	279	2.71	%(3)	9.15%	(6.44)%	1.00%	15.88%
	2011	26	11.83	305	2.16%				1.00%	(0.35)%
	2010	31	11.87	367	1.60%				1.00%	13.77%
	2009	40	10.43	414	2.08%				1.00%	28.59%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2013	10	17.29	178	2.31%				1.55%	25.85%
	2012	11	13.74	153	2.65	%(3)	9.08%	(6.43)%	1.55%	15.23%
	2011	15	11.92	175	2.40%				1.55%	(0.90)%
	2010	14	12.03	172	1.56%				1.55%	13.14%
	2009	16	10.63	173	1.98%				1.55%	27.87%
Fidelity VIP Equity-Income (IQ3)
	2013	28	15.53	442	2.27%				1.45%	25.98%
	2012	32	12.33	390	2.89	%(3)	9.41%	(6.52)%	1.45%	15.35%
	2011	35	10.69	376	2.29%				1.45%	(0.80)%
	2010	38	10.77	407	1.64%				1.45%	13.25%
	2009	40	9.51	384	2.07%				1.45%	28.00%
Fidelity VIP Equity-Income (Pinnacle IV)
	2013	96	17.33	1,672	2.27%				1.45%	25.98%
	2012	109	13.76	1,495	2.73	%(3)	9.23%	(6.50)%	1.45%	15.35%
	2011	136	11.93	1,621	1.90%				1.45%	(0.80)%
	2010	211	12.02	2,538	1.59%				1.45%	13.22%
	2009	247	10.62	2,622	2.28%				1.45%	28.04%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2013	6	15.78	100	3.07%				1.15%	26.36%
	2012	2	12.49	28	5.68	%(3)	13.41%	(7.73)%	1.15%	15.70%
Fidelity VIP Equity-Income (Pinnacle Plus)
	2013	128	17.60	2,251	3.07%				1.67%	25.70%
	2012	66	14.00	919	2.81	%(3)	9.30%	(6.49)%	1.67%	15.09%
	2011	77	12.17	938	2.21%				1.67%	(1.02)%
	2010	90	12.29	1,103	1.63%				1.67%	13.00%
	2009	95	10.88	1,032	2.07%				1.67%	27.72%
Fidelity VIP Equity-Income (Pinnacle V)
	2013	106	10.71	1,136	2.48%				1.55%	25.85%
	2012	98	8.51	832	3.01	%(3)	9.62%	(6.61)%	1.55%	15.23%
	2011	100	7.39	740	2.55%				1.55%	(0.90)%
	2010	86	7.46	640	1.97%				1.55%	13.20%
	2009	45	6.59	300	1.00%				1.55%	27.87%
Fidelity VIP Freedom 2010 (Advantedge)
	2013	5	12.45	58	1.44%				1.60%	11.39%
	2012	5	11.17	56	1.56	%(3)	2.97%	(1.41)%	1.60%	9.79%
	2011	6	10.18	62	1.87	%(3)	2.39%	(0.52)%	1.60%	(2.02)%
	2010	6	10.39	64	1.42	%(3)	2.39%	(0.97)%	1.60%	10.75%
	2009	6	9.38	58	24.58	%(3)	25.29%	(0.71)%	1.60%	21.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster flex3)
	2013	1	$12.22	$8	1.14%				1.55%	11.44%
	2012	1	10.96	11	1.71	%(3)	3.15%	(1.44)%	1.55%	9.85%
	2011	1	9.98	10	1.89	%(3)	2.40%	(0.51)%	1.55%	(1.97)%
	2010	1	10.18	11	1.99	%(3)	3.35%	(1.36)%	1.55%	10.80%
	2009	1	9.19	10	0.87	%(3)	1.26%	(0.39)%	1.55%	22.04%
Fidelity VIP Freedom 2010 (GrandMaster)
	2013	1	12.38	16	1.46%				1.35%	11.67%
	2012	1	11.09	14	1.12	%(3)	2.41%	(1.29)%	1.35%	10.07%
	2011	3	10.08	28	1.64	%(3)	2.11%	(0.47)%	1.35%	(1.77)%
	2010	4	10.26	36	1.50	%(3)	2.88%	(1.38)%	1.35%	11.03%
	2009	6	9.24	60	2.97	%(3)	3.30%	(0.33)%	1.35%	22.28%
Fidelity VIP Freedom 2010 (Pinnacle)
	2013	8	12.38	97	1.49%				1.35%	11.67%
	2012	8	11.09	87	1.76	%(3)	3.22%	(1.46)%	1.35%	10.07%
	2011	7	10.08	74	3.80	%(3)	4.76%	(0.96)%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2013	58	12.30	710	1.27%				1.45%	11.56%
	2012	79	11.03	868	1.68	%(3)	3.12%	(1.44)%	1.45%	9.96%
	2011	82	10.03	818	3.21	%(3)	4.03%	(0.82)%	1.45%	(1.87)%
	2010	15	10.22	150	1.59	%(3)	2.85%	(1.26)%	1.45%	10.93%
	2009	16	9.21	150	3.79	%(3)	4.20%	(0.41)%	1.45%	22.12%
Fidelity VIP Freedom 2010 (Pinnacle V)
	2013	73	12.13	886	1.41%				1.55%	11.44%
	2012	81	10.88	887	1.75	%(3)	3.21%	(1.46)%	1.55%	9.85%
	2011	77	9.91	767	1.92	%(3)	2.45%	(0.53)%	1.55%	(1.97)%
	2010	75	10.11	753	2.26	%(3)	3.62%	(1.36)%	1.55%	10.84%
	2009	54	9.12	490	5.34	%(3)	5.81%	(0.47)%	1.55%	22.02%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2013	12	12.44	149	1.68%				1.60%	12.28%
	2012	10	11.08	113	1.73	%(3)	3.49%	(1.76)%	1.60%	10.11%
	2011	11	10.06	113	1.87	%(3)	2.38%	(0.51)%	1.60%	(2.10)%
	2010	11	10.28	115	1.99	%(3)	3.09%	(1.10)%	1.60%	10.98%
	2009	11	9.26	104	10.37	%(3)	12.38%	(2.01)%	1.60%	23.02%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2013	2	12.47	19	1.53%				1.15%	12.79%
	2012	2	11.05	18	2.22	%(3)	4.09%	(1.87)%	1.15%	10.61%
	2011	1	9.99	10	1.71	%(3)	2.18%	(0.47)%	1.15%	(1.66)%
	2010	1	10.16	12	2.00	%(3)	3.10%	(1.10)%	1.15%	11.49%
	2009	1	9.11	11	3.56	%(3)	4.48%	(0.92)%	1.15%	23.58%
Fidelity VIP Freedom 2015 (GrandMaster flex3)
	2013	1	12.13	8	1.56%				1.55%	12.34%
	2012	1	10.80	7	1.82	%(3)	3.60%	(1.78)%	1.55%	10.16%
	2011	1	9.80	6	1.87	%(3)	2.39%	(0.52)%	1.55%	(2.05)%
	2010	1	10.01	6	1.98	%(3)	3.08%	(1.10)%	1.55%	11.04%
	2009	1	9.01	6	3.56	%(3)	4.48%	(0.92)%	1.55%	23.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2013	39	$12.22	$472	1.52%				1.45%	12.45%
	2012	41	10.86	447	1.32	%(3)	2.98%	(1.66)%	1.45%	10.27%
	2011	73	9.85	724	1.81	%(3)	2.31%	(0.50)%	1.45%	(1.95)%
	2010	78	10.05	788	2.06	%(3)	3.11%	(1.05)%	1.45%	11.19%
	2009	60	9.04	539	189.01	%(3)	238.47%	(49.46)%	1.45%	23.23%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2013	7	12.03	87	1.51%				1.67%	12.20%
	2012	8	10.73	83	1.24	%(3)	2.48%	(1.24)%	1.67%	10.03%
	2011	15	9.75	149	1.64	%(3)	2.10%	(0.46)%	1.67%	(2.17)%
	2010	19	9.96	193	2.03	%(3)	3.11%	(1.08)%	1.67%	10.91%
	2009	21	8.98	192	3.44	%(3)	4.37%	(0.93)%	1.67%	22.94%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2013	56	12.03	676	1.48%				1.55%	12.34%
	2012	63	10.71	672	1.63	%(3)	3.36%	(1.73)%	1.55%	10.16%
	2011	78	9.72	754	1.84	%(3)	2.35%	(0.51)%	1.55%	(2.05)%
	2010	80	9.92	793	2.45	%(3)	3.58%	(1.13)%	1.55%	11.01%
	2009	37	8.94	331	1.42	%(3)	1.77%	(0.35)%	1.55%	23.14%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2013	*-	12.32	1	0.71%				1.60%	13.79%
	2012	*-	10.82	4	1.01	%(3)	2.03%	(1.02)%	1.60%	11.25%
	2011	1	9.73	11	1.96	%(3)	2.34%	(0.38)%	1.60%	(2.82)%
	2010	1	10.01	11	2.03	%(3)	2.79%	(0.76)%	1.60%	12.50%
	2009	1	8.90	10	14.25	%(3)	16.66%	(2.41)%	1.60%	26.49%
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2013	3	12.22	40	1.58%				1.15%	14.31%
	2012	3	10.69	35	1.86	%(3)	3.08%	(1.22)%	1.15%	11.76%
	2011	3	9.57	31	1.98	%(3)	2.36%	(0.38)%	1.15%	(2.37)%
	2010	3	9.80	32	2.05	%(3)	2.80%	(0.75)%	1.15%	13.02%
	2009	3	8.67	28	3.24	%(3)	4.03%	(0.79)%	1.15%	27.07%
Fidelity VIP Freedom 2020 (GrandMaster)
	2013	1	12.06	7	0.15%				1.35%	14.08%
	2012	17	10.57	175	3.53	%(3)	5.14%	(1.61)%	1.35%	11.54%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2013	35	11.98	422	1.59%				1.45%	13.96%
	2012	35	10.51	367	1.68	%(3)	2.86%	(1.18)%	1.45%	11.42%
	2011	43	9.43	402	2.18	%(3)	2.60%	(0.42)%	1.45%	(2.67)%
	2010	35	9.69	338	2.04	%(3)	2.80%	(0.76)%	1.45%	12.68%
	2009	35	8.60	305	4.98	%(3)	6.19%	(1.21)%	1.45%	26.69%
Fidelity VIP Freedom 2020 (Pinnacle Plus)
	2013	2	11.80	18	0.80%				1.67%	13.71%
	2012	5	10.38	50	1.34	%(3)	2.45%	(1.11)%	1.67%	11.17%
	2011	9	9.33	82	3.27	%(3)	3.90%	(0.63)%	1.67%	(2.89)%
	2010	2	9.61	18	2.10	%(3)	2.87%	(0.77)%	1.67%	12.42%
	2009	2	8.55	16	3.24	%(3)	4.02%	(0.78)%	1.67%	26.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle V)
	2013	25	$11.77	$297	1.65%				1.55%	13.84%
	2012	23	10.34	237	1.20	%(3)	2.28%	(1.08)%	1.55%	11.31%
	2011	49	9.29	457	2.07	%(3)	2.46%	(0.39)%	1.55%	(2.77)%
	2010	45	9.55	431	2.02	%(3)	2.78%	(0.76)%	1.55%	12.57%
	2009	46	8.48	390	1.54	%(3)	1.82%	(0.28)%	1.55%	26.50%
Fidelity VIP Freedom 2025 (Advantedge)
	2013	*-	12.80	1	0.75%				1.60%	17.80%
	2012	*-	10.86	4	0.90	%(3)	1.84%	(0.94)%	1.60%	12.95%
	2011	1	9.62	11	1.84	%(3)	2.16%	(0.32)%	1.60%	(3.90)%
	2010	1	10.01	11	2.04	%(3)	2.63%	(0.59)%	1.60%	13.63%
	2009	1	8.81	10	13.81	%(3)	15.77%	(1.96)%	1.60%	27.72%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2013	1	12.40	6	1.65%				1.45%	17.98%
	2012	1	10.51	5	1.33	%(3)	2.43%	(1.10)%	1.45%	13.13%
	2011	1	9.29	7	2.79	%(3)	3.28%	(0.49)%	1.45%	(3.76)%
	2010	*-	9.65	3	2.04	%(3)	2.63%	(0.59)%	1.45%	13.76%
	2009	*-	8.48	2	0.38	%(3)	0.46%	(0.08)%	1.45%	27.87%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2013	30	12.17	360	2.07%				1.55%	17.86%
	2012	17	10.33	173	1.79	%(3)	2.95%	(1.16)%	1.55%	13.01%
	2011	15	9.14	133	2.09	%(3)	2.44%	(0.35)%	1.55%	(3.86)%
	2010	11	9.51	107	2.43	%(3)	3.08%	(0.65)%	1.55%	13.72%
	2009	8	8.36	70	0.24	%(3)	0.29%	(0.05)%	1.55%	27.74%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2013	*-	12.01	3	1.28%				1.45%	19.65%
	2012	*-	10.04	4	1.98	%(3)	2.91%	(0.93)%	1.45%	13.50%
	2011	*-	8.84	3	1.87	%(3)	2.18%	(0.31)%	1.45%	(4.23)%
	2010	*-	9.23	3	1.84	%(3)	2.50%	(0.66)%	1.45%	14.17%
	2009	*-	8.08	3	0.27	%(3)	0.33%	(0.06)%	1.45%	29.20%
Fidelity VIP Freedom 2030 (Pinnacle Plus)
	2013	*-	11.83	3	1.52%				1.67%	19.38%
	2012	*-	9.91	3	1.99	%(3)	2.91%	(0.92)%	1.67%	13.25%
	2011	*-	8.75	3	1.88	%(3)	2.19%	(0.31)%	1.67%	(4.45)%
	2010	*-	9.16	3	1.82	%(3)	2.48%	(0.66)%	1.67%	13.96%
	2009	*-	8.04	2	2.10	%(3)	2.60%	(0.50)%	1.67%	28.99%
Fidelity VIP Freedom 2030 (Pinnacle V)
	2013	15	11.77	173	1.66%				1.55%	19.53%
	2012	12	9.85	119	1.91	%(3)	2.82%	(0.91)%	1.55%	13.39%
	2011	13	8.68	113	1.80	%(3)	2.08%	(0.28)%	1.55%	(4.33)%
	2010	14	9.08	131	1.72	%(3)	2.37%	(0.65)%	1.55%	14.14%
	2009	16	7.96	129	2.03	%(3)	2.54%	(0.51)%	1.55%	29.22%
Fidelity VIP Growth (AnnuiChoice II)
	2013	18	16.00	295	0.04%				1.15%	34.44%
	2012	22	11.90	260	0.41%				1.15%	13.08%
	2011	19	10.52	195	0.14	%(3)	0.49%	(0.35)%	1.15%	(1.18)%
	2010	18	10.65	187	0.03	%(3)	0.36%	(0.33)%	1.15%	22.44%
	2009	17	8.70	147	0.23	%(3)	0.33%	(0.10)%	1.15%	26.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster)
	2013	41	$14.02	$575	0.05%				1.35%	34.17%
	2012	37	10.45	383	0.38%				1.35%	12.85%
Fidelity VIP Growth (AdvantEdge)
	2013	9	13.08	118	0.04%				1.60%	33.83%
	2012	10	9.78	95	0.43%				1.60%	12.56%
	2011	7	8.68	62	0.13	%(3)	0.49%	(0.36)%	1.60%	(1.63)%
	2010	7	8.83	65	0.03	%(3)	0.36%	(0.33)%	1.60%	21.88%
	2009	3	7.24	21	0.20	%(3)	0.29%	(0.09)%	1.60%	25.92%
Fidelity VIP Growth (AnnuiChoice)
	2013	5	15.63	77	0.03%				1.00%	34.64%
	2012	9	11.61	101	0.35%				1.00%	13.25%
	2011	10	10.25	105	0.09	%(3)	0.46%	(0.37)%	1.00%	(1.03)%
	2010	20	10.36	206	0.03	%(3)	0.35%	(0.32)%	1.00%	22.63%
	2009	12	8.45	99	0.19	%(3)	0.27%	(0.08)%	1.00%	26.69%
Fidelity VIP Growth (GrandMaster flex3)
	2013	5	17.62	82	0.04%				1.55%	33.90%
	2012	5	13.16	66	0.33%				1.55%	12.62%
	2011	7	11.69	78	0.11	%(3)	0.50%	(0.39)%	1.55%	(1.58)%
	2010	9	11.87	104	0.03	%(3)	0.34%	(0.31)%	1.55%	21.95%
	2009	12	9.74	119	0.19	%(3)	0.27%	(0.08)%	1.55%	25.98%
Fidelity VIP Growth (IQ3)
	2013	11	11.67	128	0.04%				1.45%	34.03%
	2012	13	8.71	116	0.37%				1.45%	12.74%
	2011	14	7.73	111	0.13	%(3)	0.49%	(0.36)%	1.45%	(1.48)%
	2010	15	7.84	117	0.02	%(3)	0.31%	(0.29)%	1.45%	22.07%
	2009	19	6.42	125	0.19	%(3)	0.27%	(0.08)%	1.45%	26.11%
Fidelity VIP Growth (Pinnacle)
	2013	6	14.02	84	0.04%				1.35%	34.17%
	2012	8	10.45	83	0.46%				1.35%	12.85%
	2011	9	9.26	85	0.13	%(3)	0.65%	(0.52)%	1.35%	(1.38)%
	2010	10	9.39	92	0.04	%(3)	0.45%	(0.41)%	1.35%	22.20%
	2009	8	7.68	60	0.06	%(3)	0.08%	(0.02)%	1.35%	26.18%
Fidelity VIP Growth (Pinnacle IV)
	2013	34	15.91	541	0.04%				1.45%	34.03%
	2012	51	11.87	600	0.33%				1.45%	12.74%
	2011	67	10.53	709	0.10	%(3)	0.46%	(0.36)%	1.45%	(1.48)%
	2010	110	10.69	1,179	0.03	%(3)	0.38%	(0.35)%	1.45%	22.11%
	2009	130	8.75	1,135	0.19	%(3)	0.27%	(0.08)%	1.45%	26.05%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2013	*-	16.28	3	0.07%				1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus)
	2013	23	17.76	411	0.02%				1.67%	33.73%
	2012	107	13.28	1,424	0.62%				1.67%	12.48%
	2011	25	11.81	298	0.12	%(3)	0.48%	(0.36)%	1.67%	(1.70)%
	2010	32	12.01	379	0.04	%(3)	0.42%	(0.38)%	1.67%	21.80%
	2009	22	9.86	213	0.23	%(3)	0.33%	(0.10)%	1.67%	25.83%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle V)
	2013	38	$13.67	$520	0.05%				1.55%	33.90%
	2012	50	10.21	516	0.38%				1.55%	12.62%
	2011	50	9.07	449	0.16	%(3)	0.51%	(0.35)%	1.55%	(1.58)%
	2010	31	9.21	282	0.04	%(3)	0.45%	(0.41)%	1.55%	21.90%
	2009	14	7.56	106	0.24	%(3)	0.35%	(0.11)%	1.55%	26.06%
Fidelity VIP High Income (AdvantEdge)
	2013	44	14.29	622	5.38%				1.60%	4.01%
	2012	51	13.74	703	5.64%				1.60%	12.14%
	2011	56	12.25	690	6.95%				1.60%	2.06%
	2010	56	12.01	675	12.24%				1.60%	11.86%
	2009	39	10.73	414	15.25%				1.60%	41.17%
Fidelity VIP High Income (AnnuiChoice II)
	2013	4	15.14	66	4.78%				1.15%	4.48%
	2012	6	14.49	81	6.07%				1.15%	12.66%
	2011	5	12.86	67	8.54%				1.15%	2.53%
	2010	3	12.55	40	7.21%				1.15%	12.37%
	2009	4	11.17	50	6.90%				1.15%	41.82%
Fidelity VIP High Income (AnnuiChoice)
	2013	9	21.64	201	5.72%				1.00%	4.64%
	2012	10	20.68	201	4.82%				1.00%	12.83%
	2011	15	18.33	266	5.48%				1.00%	2.68%
	2010	24	17.85	421	8.27%				1.00%	12.54%
	2009	31	15.86	498	7.63%				1.00%	42.03%
Fidelity VIP High Income (GrandMaster flex3)
	2013	92	19.08	1,749	5.79%				1.55%	4.06%
	2012	94	18.33	1,721	5.73%				1.55%	12.20%
	2011	101	16.34	1,648	7.15%				1.55%	2.11%
	2010	96	16.00	1,533	11.70%				1.55%	11.91%
	2009	101	14.30	1,451	8.22%				1.55%	41.24%
Fidelity VIP High Income (IQ3)
	2013	407	17.15	6,976	5.77%				1.45%	4.17%
	2012	417	16.47	6,866	5.87%				1.45%	12.31%
	2011	428	14.66	6,271	6.83%				1.45%	2.22%
	2010	459	14.34	6,577	11.04%				1.45%	12.03%
	2009	530	12.80	6,783	9.85%				1.45%	41.39%
Fidelity VIP High Income (Pinnacle)
	2013	3	16.90	48	5.65%				1.35%	4.27%
	2012	3	16.21	50	5.21%				1.35%	12.43%
	2011	4	14.42	57	5.43%				1.35%	2.32%
	2010	6	14.09	89	4.15%				1.35%	12.15%
	2009	17	12.56	219	0.55%				1.35%	41.49%
Fidelity VIP High Income (Pinnacle IV)
	2013	29	19.29	557	5.30%				1.45%	4.17%
	2012	35	18.52	645	5.62%				1.45%	12.31%
	2011	39	16.49	641	5.88%				1.45%	2.22%
	2010	57	16.13	912	7.09%				1.45%	12.03%
	2009	72	14.40	1,034	7.87%				1.45%	41.41%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2013	2	12.12	29	0.85%				1.15%	4.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle Plus)
	2013	16	$17.54	$279	2.03%				1.67%	3.93%
	2012	88	16.88	1,492	9.50%				1.67%	12.06%
	2011	16	15.06	248	6.50%				1.67%	1.99%
	2010	19	14.77	278	9.37%				1.67%	11.78%
	2009	14	13.21	179	7.76%				1.67%	41.07%
Fidelity VIP High Income (Pinnacle V)
	2013	33	13.52	451	6.08%				1.55%	4.06%
	2012	31	12.99	397	6.24%				1.55%	12.20%
	2011	27	11.58	309	6.41%				1.55%	2.11%
	2010	31	11.34	354	8.54%				1.55%	11.91%
	2009	27	10.13	273	5.37%				1.55%	41.20%
Fidelity VIP II Index 500 (Pinnacle)
	2013	40	12.83	507	1.23%				1.35%	30.13%
	2012	77	9.86	759	2.33	%(3)	3.42%	(1.09)%	1.35%	14.06%
	2011	52	8.64	452	1.66	%(3)	4.05%	(2.39)%	1.35%	0.41%
	2010	60	8.61	514	1.64	%(3)	1.79%	(0.15)%	1.35%	13.20%
	2009	71	7.61	541	0.82%				1.35%	24.66%
Fidelity VIP II Index 500 (Pinnacle IV)
	2013	200	12.74	2,552	1.69%				1.45%	30.00%
	2012	275	9.80	2,693	1.91	%(3)	3.25%	(1.34)%	1.45%	13.95%
	2011	298	8.60	2,565	1.57	%(3)	4.19%	(2.62)%	1.45%	0.31%
	2010	399	8.58	3,423	1.55	%(3)	1.72%	(0.17)%	1.45%	13.11%
	2009	538	7.59	4,084	2.85%				1.45%	24.55%
Fidelity VIP II Index 500 (Pinnacle V)
	2013	325	12.42	4,037	2.06%				1.55%	29.87%
	2012	200	9.56	1,910	2.00	%(3)	3.28%	(1.28)%	1.55%	13.83%
	2011	194	8.40	1,631	1.78	%(3)	4.16%	(2.38)%	1.55%	0.21%
	2010	196	8.38	1,647	2.03	%(3)	2.14%	(0.11)%	1.55%	12.95%
	2009	124	7.42	923	2.64%				1.55%	24.35%
Fidelity VIP Index 500 (AdvantEdge)
	2013	65	13.92	904	1.79%				1.60%	29.80%
	2012	56	10.73	596	2.05	%(3)	3.33%	(1.28)%	1.60%	13.77%
	2011	51	9.43	480	2.04	%(3)	4.17%	(2.13)%	1.60%	0.16%
	2010	43	9.41	408	2.03	%(3)	2.17%	(0.14)%	1.60%	12.90%
	2009	30	8.34	251	2.77%				1.60%	24.28%
Fidelity VIP Index 500 (AnnuiChoice II)
	2013	52	13.01	676	1.77%				1.15%	30.39%
	2012	46	9.97	455	2.27	%(3)	3.38%	(1.11)%	1.15%	14.30%
	2011	32	8.73	280	1.73	%(3)	4.21%	(2.48)%	1.15%	0.62%
	2010	34	8.67	296	1.84	%(3)	1.98%	(0.14)%	1.15%	13.41%
	2009	32	7.65	248	2.59%				1.15%	24.85%
Fidelity VIP Index 500 (AnnuiChoice)
	2013	21	16.53	349	1.30%				1.00%	30.59%
	2012	37	12.66	473	1.89	%(3)	3.22%	(1.33)%	1.00%	14.47%
	2011	41	11.06	456	1.71	%(3)	4.07%	(2.36)%	1.00%	0.77%
	2010	44	10.97	482	1.66	%(3)	1.80%	(0.14)%	1.00%	13.58%
	2009	51	9.66	493	2.29%				1.00%	25.04%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster flex3)
	2013	29	$12.66	$368	1.62%				1.55%	29.87%
	2012	33	9.75	324	2.00	%(3)	3.33%	(1.33)%	1.55%	13.83%
	2011	35	8.56	303	1.28	%(3)	4.26%	(2.98)%	1.55%	0.21%
	2010	63	8.54	542	1.66	%(3)	1.81%	(0.15)%	1.55%	12.95%
	2009	75	7.56	569	2.30%				1.55%	24.34%
Fidelity VIP Index 500 (Grandmaster)
	2013	96	12.83	1,228	1.24%				1.35%	30.13%
	2012	183	9.86	1,806	2.27	%(3)	3.44%	(1.17)%	1.35%	14.06%
Fidelity VIP Index 500 (IQ3)
	2013	50	14.33	720	1.73%				1.45%	30.00%
	2012	50	11.02	547	1.91	%(3)	3.23%	(1.32)%	1.45%	13.95%
	2011	53	9.67	513	1.73	%(3)	4.10%	(2.37)%	1.45%	0.31%
	2010	56	9.64	542	1.73	%(3)	1.87%	(0.14)%	1.45%	13.07%
	2009	61	8.53	517	2.30%				1.45%	24.47%
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2013	7	15.96	104	2.69%				1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2013	65	18.50	1,211	1.08%				1.67%	29.71%
	2012	163	14.26	2,319	2.60	%(3)	3.56%	(0.96)%	1.67%	13.69%
	2011	82	12.54	1,030	1.55	%(3)	6.02%	(4.47)%	1.67%	0.09%
	2010	107	12.53	1,343	1.73	%(3)	1.89%	(0.16)%	1.67%	12.82%
	2009	120	11.11	1,332	2.35%				1.67%	24.19%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2013	60	12.06	727	2.48%				1.60%	(3.63)%
	2012	44	12.52	552	2.43	%(3)	5.38%	(2.95)%	1.60%	3.91%
	2011	34	12.05	414	4.01	%(3)	6.56%	(2.55)%	1.60%	5.33%
	2010	18	11.44	203	4.38	%(3)	5.85%	(1.47)%	1.60%	5.83%
	2009	8	10.81	84	6.04	%(3)	6.41%	(0.37)%	1.60%	13.62%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2013	36	12.94	463	2.47%				1.15%	(3.19)%
	2012	26	13.36	351	2.17	%(3)	4.92%	(2.75)%	1.15%	4.38%
	2011	26	12.80	336	3.60	%(3)	6.29%	(2.69)%	1.15%	5.81%
	2010	19	12.10	229	3.72	%(3)	4.96%	(1.24)%	1.15%	6.31%
	2009	15	11.38	175	7.91	%(3)	8.33%	(0.42)%	1.15%	14.14%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2013	13	16.03	206	2.05%				1.00%	(3.05)%
	2012	14	16.54	240	1.37	%(3)	3.63%	(2.26)%	1.00%	4.54%
	2011	32	15.82	505	2.60	%(3)	5.37%	(2.77)%	1.00%	5.97%
	2010	44	14.93	655	2.85	%(3)	3.78%	(0.93)%	1.00%	6.47%
	2009	67	14.02	945	11.08	%(3)	11.55%	(0.47)%	1.00%	14.32%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2013	11	13.13	147	0.48%				1.55%	(3.58)%
	2012	90	13.62	1,226	3.28	%(3)	6.68%	(3.40)%	1.55%	3.96%
	2011	28	13.10	362	2.24	%(3)	4.88%	(2.64)%	1.55%	5.38%
	2010	51	12.43	628	3.57	%(3)	4.76%	(1.19)%	1.55%	5.88%
	2009	45	11.74	525	8.96	%(3)	9.32%	(0.36)%	1.55%	13.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster)
	2013	38	$12.41	$466	2.06%				1.35%	(3.39)%
	2012	42	12.84	540	2.55	%(3)	5.71%	(3.16)%	1.35%	4.17%
	2011	29	12.33	358	2.30	%(3)	4.87%	(2.57)%	1.35%	5.60%
	2010	50	11.67	585	3.34	%(3)	4.45%	(1.11)%	1.35%	6.10%
	2009	53	11.00	584	8.33	%(3)	8.78%	(0.45)%	1.35%	13.91%
Fidelity VIP Investment Grade Bond (IQ3)
	2013	33	15.42	516	1.98%				1.45%	(3.49)%
	2012	40	15.97	638	2.23	%(3)	5.01%	(2.78)%	1.45%	4.07%
	2011	42	15.35	652	3.04	%(3)	5.72%	(2.68)%	1.45%	5.49%
	2010	45	14.55	648	3.30	%(3)	4.39%	(1.09)%	1.45%	5.99%
	2009	47	13.73	642	8.55	%(3)	8.95%	(0.40)%	1.45%	13.80%
Fidelity VIP Investment Grade Bond (Pinnacle)
	2013	14	13.39	186	1.95%				1.35%	(3.39)%
	2012	17	13.86	236	1.88	%(3)	4.46%	(2.58)%	1.35%	4.17%
	2011	23	13.31	305	2.07	%(3)	4.99%	(2.92)%	1.35%	5.60%
	2010	48	12.60	604	2.69	%(3)	3.57%	(0.88)%	1.35%	6.06%
	2009	70	11.88	826	4.03	%(3)	4.19%	(0.16)%	1.35%	13.91%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2013	98	13.26	1,303	1.69%				1.45%	(3.49)%
	2012	155	13.74	2,127	2.00	%(3)	4.63%	(2.63)%	1.45%	4.07%
	2011	181	13.21	2,396	2.83	%(3)	5.46%	(2.63)%	1.45%	5.49%
	2010	220	12.52	2,759	3.41	%(3)	4.55%	(1.14)%	1.45%	6.00%
	2009	213	11.81	2,514	4.89	%(3)	5.13%	(0.24)%	1.45%	13.78%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2013	2	13.46	29	2.14%				1.10%	(3.14)%
	2012	2	13.90	32	4.24	%(3)	8.22%	(3.98)%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2013	4	10.52	41	2.08%				1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2013	17	12.92	215	0.47%				1.67%	(3.70)%
	2012	151	13.41	2,024	3.43	%(3)	6.95%	(3.52)%	1.67%	3.83%
	2011	38	12.92	488	3.15	%(3)	5.79%	(2.64)%	1.67%	5.25%
	2010	37	12.27	454	2.86	%(3)	3.81%	(0.95)%	1.67%	5.75%
	2009	64	11.61	741	8.27	%(3)	8.71%	(0.44)%	1.67%	13.54%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2013	443	12.28	5,437	2.56%				1.55%	(3.58)%
	2012	310	12.74	3,949	2.34	%(3)	5.18%	(2.84)%	1.55%	3.96%
	2011	263	12.25	3,228	2.93	%(3)	5.70%	(2.77)%	1.55%	5.38%
	2010	299	11.63	3,471	4.01	%(3)	5.35%	(1.34)%	1.55%	5.92%
	2009	183	10.98	2,012	13.57	%(3)	14.26%	(0.69)%	1.55%	13.68%
Fidelity VIP Mid Cap (AdvantEdge)
	2013	58	14.73	853	0.27%				1.60%	33.70%
	2012	65	11.01	720	0.39	%(3)	8.54%	(8.15)%	1.60%	12.72%
	2011	71	9.77	692	0.03	%(3)	0.27%	(0.24)%	1.60%	(12.28)%
	2010	38	11.14	420	0.17	%(3)	0.51%	(0.34)%	1.60%	26.52%
	2009	16	8.80	142	1.40	%(3)	3.25%	(1.85)%	1.60%	37.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II)
	2013	33	$16.80	$547	0.27%				1.15%	34.31%
	2012	34	12.51	431	0.31	%(3)	6.20%	(5.89)%	1.15%	13.24%
	2011	66	11.05	727	0.03	%(3)	0.26%	(0.23)%	1.15%	(11.88)%
	2010	40	12.54	507	0.13	%(3)	0.44%	(0.31)%	1.15%	27.10%
	2009	17	9.86	171	0.52	%(3)	1.17%	(0.65)%	1.15%	38.15%
Fidelity VIP Mid Cap (AnnuiChoice)
	2013	11	32.84	352	0.24%				1.00%	34.51%
	2012	15	24.42	377	0.28	%(3)	6.07%	(5.79)%	1.00%	13.41%
	2011	31	21.53	662	0.02	%(3)	0.21%	(0.19)%	1.00%	(11.74)%
	2010	29	24.39	699	0.11	%(3)	0.43%	(0.32)%	1.00%	27.29%
	2009	21	19.16	397	0.40	%(3)	0.82%	(0.42)%	1.00%	38.36%
Fidelity VIP Mid Cap (GrandMaster flex3)
	2013	15	29.82	442	0.29%				1.55%	33.77%
	2012	15	22.29	323	0.33	%(3)	7.20%	(6.87)%	1.55%	12.78%
	2011	22	19.77	428	0.02	%(3)	0.17%	(0.15)%	1.55%	(12.23)%
	2010	30	22.52	665	0.10	%(3)	0.45%	(0.35)%	1.55%	26.58%
	2009	45	17.79	807	0.44	%(3)	0.94%	(0.50)%	1.55%	37.59%
Fidelity VIP Mid Cap (Grandmaster)
	2013	16	24.96	401	0.29%				1.35%	34.04%
	2012	16	18.62	295	0.39	%(3)	8.43%	(8.04)%	1.35%	13.01%
	2011	18	16.48	290	0.01	%(3)	0.13%	(0.12)%	1.35%	(12.05)%
	2010	39	18.74	728	0.11	%(3)	0.44%	(0.33)%	1.35%	26.84%
	2009	48	14.77	703	0.55	%(3)	1.17%	(0.62)%	1.35%	37.87%
Fidelity VIP Mid Cap (IQ Annuity)
	2013	36	30.14	1,081	0.28%				1.45%	33.90%
	2012	37	22.51	830	0.38	%(3)	8.21%	(7.83)%	1.45%	12.89%
	2011	43	19.94	862	0.02	%(3)	0.19%	(0.17)%	1.45%	(12.14)%
	2010	47	22.69	1,069	0.12	%(3)	0.46%	(0.34)%	1.45%	26.71%
	2009	57	17.91	1,017	0.45	%(3)	0.97%	(0.52)%	1.45%	37.73%
Fidelity VIP Mid Cap (Pinnacle)
	2013	33	14.58	488	0.28%				1.35%	34.04%
	2012	34	10.88	366	0.39	%(3)	8.50%	(8.11)%	1.35%	13.01%
	2011	37	9.63	355	0.02	%(3)	0.16%	(0.14)%	1.35%	(12.05)%
	2010	55	10.95	602	0.12	%(3)	0.44%	(0.32)%	1.35%	26.87%
	2009	57	8.63	488	0.27	%(3)	0.58%	(0.31)%	1.35%	37.86%
Fidelity VIP Mid Cap (Pinnacle IV)
	2013	67	30.66	2,065	0.25%				1.45%	33.90%
	2012	91	22.90	2,083	0.34	%(3)	7.27%	(6.93)%	1.45%	12.89%
	2011	139	20.28	2,818	0.02	%(3)	0.17%	(0.15)%	1.45%	(12.14)%
	2010	184	23.08	4,237	0.12	%(3)	0.44%	(0.32)%	1.45%	26.69%
	2009	215	18.22	3,919	0.29	%(3)	0.61%	(0.32)%	1.45%	37.74%
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)
	2013	*-	14.65	2	0.24%				1.10%	34.38%
	2012	*-	10.90	2	0.76	%(3)	16.61%	(15.85)%	1.10%	1.19%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2013	5	13.91	71	0.30%				1.15%	34.31%
	2012	4	10.36	45	0.77	%(3)	16.69%	(15.92)%	1.15%	13.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus)
	2013	88	$29.60	$2,610	0.34%				1.67%	33.60%
	2012	51	22.16	1,139	0.35	%(3)	7.58%	(7.23)%	1.67%	12.64%
	2011	70	19.67	1,377	0.02	%(3)	0.15%	(0.13)%	1.67%	(12.34)%
	2010	118	22.44	2,645	0.13	%(3)	0.42%	(0.29)%	1.67%	26.43%
	2009	103	17.75	1,822	0.51	%(3)	1.11%	(0.60)%	1.67%	37.42%
Fidelity VIP Mid Cap (Pinnacle V)
	2013	157	14.27	2,241	0.27%				1.55%	33.77%
	2012	155	10.67	1,657	0.35	%(3)	7.66%	(7.31)%	1.55%	12.78%
	2011	208	9.46	1,964	0.02	%(3)	0.21%	(0.19)%	1.55%	(12.23)%
	2010	187	10.78	2,017	0.15	%(3)	0.47%	(0.32)%	1.55%	26.59%
	2009	110	8.52	939	0.42	%(3)	0.91%	(0.49)%	1.55%	37.65%
Fidelity VIP Overseas (AdvantEdge)
	2013	38	10.29	386	1.04%				1.60%	28.09%
	2012	45	8.03	358	1.77	%(3)	2.12%	(0.35)%	1.60%	18.44%
	2011	46	6.78	313	1.50	%(3)	1.67%	(0.17)%	1.60%	(18.66)%
	2010	31	8.34	254	1.38	%(3)	1.61%	(0.23)%	1.60%	11.03%
	2009	15	7.51	113	2.87	%(3)	3.24%	(0.37)%	1.60%	24.20%
Fidelity VIP Overseas (AnnuiChoice II)
	2013	19	12.18	229	1.13%				1.15%	28.67%
	2012	18	9.47	175	1.70	%(3)	2.03%	(0.33)%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice)
	2013	13	18.47	235	1.25%				1.00%	28.87%
	2012	10	14.34	140	1.15	%(3)	1.37%	(0.22)%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3)
	2013	9	16.25	140	1.07%				1.55%	28.15%
	2012	9	12.68	120	1.60	%(3)	1.92%	(0.32)%	1.55%	18.50%
	2011	12	10.70	126	0.94	%(3)	1.17%	(0.23)%	1.55%	(18.62)%
	2010	18	13.15	243	1.06	%(3)	1.24%	(0.18)%	1.55%	11.08%
	2009	26	11.84	303	1.70	%(3)	2.02%	(0.32)%	1.55%	24.27%
Fidelity VIP Overseas (GrandMaster)
	2013	79	10.07	794	1.62%				1.35%	28.41%
	2012	23	7.84	182	1.63	%(3)	1.96%	(0.33)%	1.35%	18.75%
Fidelity VIP Overseas (IQ3)
	2013	30	14.06	423	1.08%				1.45%	28.28%
	2012	32	10.96	352	1.72	%(3)	2.06%	(0.34)%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle)
	2013	36	16.58	597	1.24%				1.35%	28.41%
	2012	28	12.91	365	1.44	%(3)	1.72%	(0.28)%	1.35%	18.75%
	2011	43	10.87	469	1.07	%(3)	1.28%	(0.21)%	1.35%	(18.45)%
	2010	55	13.33	728	1.10	%(3)	1.29%	(0.19)%	1.35%	11.30%
	2009	65	11.98	774	1.71	%(3)	2.05%	(0.34)%	1.35%	24.55%
Fidelity VIP Overseas (Pinnacle IV)
	2013	63	16.42	1,031	1.19%				1.45%	28.28%
	2012	55	12.80	709	1.30	%(3)	1.56%	(0.26)%	1.45%	18.63%
	2011	100	10.79	1,083	1.04	%(3)	1.27%	(0.23)%	1.45%	(18.54)%
	2010	136	13.24	1,801	1.04	%(3)	1.21%	(0.17)%	1.45%	11.18%
	2009	190	11.91	2,264	3.32	%(3)	3.92%	(0.60)%	1.45%	24.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )
	2013	1	$12.98	$8	1.97%				1.15%	28.67%
Fidelity VIP Overseas (Pinnacle Plus)
	2013	23	19.89	462	1.20%				1.67%	28.00%
	2012	22	15.54	335	1.72	%(3)	2.06%	(0.34)%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V)
	2013	118	9.77	1,153	1.16%				1.55%	28.15%
	2012	90	7.62	686	1.60	%(3)	1.91%	(0.31)%	1.55%	18.50%
	2011	113	6.43	728	1.23	%(3)	1.42%	(0.19)%	1.55%	(18.62)%
	2010	113	7.91	895	1.35	%(3)	1.57%	(0.22)%	1.55%	11.14%
	2009	74	7.12	525	2.50	%(3)	2.89%	(0.39)%	1.55%	24.31%
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle)
	2013	132	19.58	2,585	2.72%				1.35%	28.21%
	2012	149	15.27	2,282	3.19%				1.35%	11.01%
	2011	169	13.75	2,327	3.98%				1.35%	1.26%
	2010	202	13.58	2,742	3.86%				1.35%	15.33%
	2009	249	11.77	2,933	4.23%				1.35%	25.06%
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)
	2013	*-	19.67	9	2.76%				1.10%	28.53%
	2012	*-	15.30	7	5.95%				1.10%	4.77%
Franklin Income Securities (Pinnacle)
	2013	240	22.69	5,448	6.36%				1.35%	12.64%
	2012	288	20.14	5,813	6.59%				1.35%	11.38%
	2011	353	18.09	6,376	5.94%				1.35%	1.33%
	2010	442	17.85	7,891	6.69%				1.35%	11.36%
	2009	509	16.03	8,160	6.27%				1.35%	34.06%
Franklin Income Securities (Pinnacle II Reduced M&E)
	2013	11	22.80	260	6.41%				1.10%	12.93%
	2012	11	20.19	230	12.37%				1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2013	*-	25.41	2	1.08%				1.00%	30.98%
	2012	*-	19.40	1	1.03%				1.00%	19.17%
	2011	*-	16.28	1	2.60%				1.00%	1.14%
	2010	9	16.10	146	1.43%				1.00%	22.22%
	2009	13	13.17	171	0.00%				1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2013	5	24.76	120	1.04%				1.55%	30.25%
	2012	5	19.01	94	1.05%				1.55%	18.50%
	2011	5	16.04	82	1.44%				1.55%	0.58%
	2010	6	15.95	100	1.18%				1.55%	21.54%
	2009	7	13.12	90	0.00%				1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster)
	2013	3	24.99	75	1.05%				1.35%	30.52%
	2012	3	19.15	60	1.11%				1.35%	18.74%
	2011	3	16.13	56	1.37%				1.35%	0.79%
	2010	4	16.00	63	1.28%				1.35%	21.79%
	2009	5	13.14	63	0.00%				1.35%	31.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (IQ3)
	2013	2	$24.88	$54	1.03%				1.45%	30.38%
	2012	2	19.08	41	1.06%				1.45%	18.62%
	2011	2	16.08	35	1.41%				1.45%	0.68%
	2010	3	15.97	47	1.17%				1.45%	21.67%
	2009	3	13.13	39	0.00%				1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle)
	2013	4	24.99	109	1.04%				1.35%	30.52%
	2012	5	19.15	92	1.24%				1.35%	18.74%
	2011	7	16.13	107	1.26%				1.35%	0.79%
	2010	7	16.00	119	1.16%				1.35%	21.78%
	2009	8	13.14	100	0.00%				1.35%	31.40%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2013	27	24.88	678	1.06%				1.45%	30.39%
	2012	30	19.08	570	1.23%				1.45%	18.62%
	2011	43	16.08	693	1.36%				1.45%	0.68%
	2010	67	15.97	1,078	1.17%				1.45%	21.64%
	2009	84	13.13	1,108	0.00%				1.45%	31.30%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2013	3	16.96	44	0.00%				1.15%	30.78%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2013	10	24.62	249	1.14%				1.67%	30.09%
	2012	13	18.92	247	1.14%				1.67%	18.36%
	2011	16	15.99	250	1.40%				1.67%	0.46%
	2010	27	15.91	425	1.34%				1.67%	21.40%
	2009	40	13.11	520	0.00%				1.67%	31.09%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2013	*-	23.27	10	3.93%				1.55%	(10.16)%
	2012	*-	25.90	11	2.85%				1.55%	16.13%
	2011	*-	22.30	10	3.58	%(3)	4.69%	(1.11)%	1.55%	5.38%
	2010	*-	21.16	10	4.09%				1.55%	8.05%
	2009	*-	19.59	9	7.96%				1.55%	28.19%
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2013	*-	22.71	1	3.96%				1.45%	(10.07)%
	2012	*-	25.25	2	2.83%				1.45%	16.24%
	2011	*-	21.72	1	4.34	%(3)	5.66%	(1.32)%	1.45%	5.49%
	2010	*-	20.59	2	3.71%				1.45%	8.16%
	2009	1	19.04	13	7.88%				1.45%	28.32%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2013	8	28.38	240	3.79%				1.35%	(9.98)%
	2012	9	31.52	294	2.69%				1.35%	16.36%
	2011	13	27.09	348	3.24	%(3)	4.25%	(1.01)%	1.35%	5.59%
	2010	16	25.65	401	3.84%				1.35%	8.25%
	2009	17	23.70	403	1.64%				1.35%	28.48%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2013	4	23.01	100	3.74%				1.45%	(10.07)%
	2012	9	25.59	233	2.96%				1.45%	16.24%
	2011	11	22.01	252	3.69	%(3)	4.84%	(1.15)%	1.45%	5.49%
	2010	14	20.87	302	4.24%				1.45%	8.16%
	2009	17	19.30	324	7.67%				1.45%	28.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2013	*-	$28.51	$14	3.95%			1.10%	(9.75)%
	2012	*-	31.59	15	5.30%			1.10%	12.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2013	*-	11.26	4	1.07%			1.15%	0.88%
	2012	*-	11.16	4	0.89%			1.15%	14.50%
	2011	*-	9.75	4	1.18%			1.15%	4.71%
	2010	1	9.31	9	2.12%			1.15%	28.47%
	2009	1	7.25	7	3.29%			1.15%	26.88%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2013	1	26.69	28	1.11%			1.00%	1.03%
	2012	1	26.42	31	0.96%			1.00%	14.67%
	2011	2	23.04	35	0.94%			1.00%	4.86%
	2010	2	21.97	45	2.23%			1.00%	28.66%
	2009	3	17.08	44	3.37%			1.00%	27.07%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2013	4	24.92	107	1.13%			1.55%	0.47%
	2012	5	24.80	116	0.82%			1.55%	14.03%
	2011	6	21.75	124	0.89%			1.55%	4.28%
	2010	7	20.86	144	2.21%			1.55%	27.95%
	2009	9	16.30	141	3.23%			1.55%	26.36%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2013	3	25.20	81	1.12%			1.45%	0.57%
	2012	3	25.05	80	0.81%			1.45%	14.15%
	2011	4	21.95	84	0.78%			1.45%	4.39%
	2010	5	21.02	97	2.13%			1.45%	28.08%
	2009	5	16.41	77	3.24%			1.45%	26.49%
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2013	14	33.68	484	1.11%			1.35%	0.68%
	2012	19	33.45	640	0.90%			1.35%	14.27%
	2011	23	29.28	679	0.72%			1.35%	4.49%
	2010	36	28.02	1,011	2.26%			1.35%	28.22%
	2009	40	21.85	865	2.03%			1.35%	26.60%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2013	48	27.00	1,286	1.12%			1.45%	0.58%
	2012	50	26.84	1,338	0.90%			1.45%	14.15%
	2011	58	23.52	1,353	0.82%			1.45%	4.39%
	2010	72	22.53	1,626	2.15%			1.45%	28.09%
	2009	81	17.59	1,423	3.70%			1.45%	26.50%
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity)
	2013	15	23.07	335	2.36%			1.45%	21.19%
	2012	16	19.04	307	3.11%			1.45%	16.51%
	2011	17	16.34	282	1.68%			1.45%	(11.93)%
	2010	18	18.55	335	1.85%			1.45%	6.84%
	2009	17	17.36	301	3.82%			1.45%	35.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (AdvantEdge)
	2013	11	$13.57	$147	2.61%			1.60%	27.53%
	2012	12	10.64	126	3.00%			1.60%	10.43%
	2011	12	9.64	113	3.67%			1.60%	0.77%
	2010	6	9.56	61	3.81%			1.60%	14.81%
	2009	5	8.33	43	4.78%			1.60%	24.53%
Franklin Growth and Income Securities (AnnuiChoice II)
	2013	12	13.74	165	2.49%			1.15%	28.12%
	2012	12	10.73	126	3.46%			1.15%	10.94%
	2011	8	9.67	80	3.56%			1.15%	1.23%
	2010	8	9.55	75	3.50%			1.15%	15.34%
	2009	7	8.28	56	5.08%			1.15%	25.10%
Franklin Growth and Income Securities (AnnuiChoice)
	2013	10	19.79	207	4.23%			1.00%	28.31%
	2012	59	15.43	914	2.99%			1.00%	11.10%
	2011	66	13.88	913	3.85%			1.00%	1.38%
	2010	78	13.70	1,066	2.34%			1.00%	15.51%
	2009	39	11.86	457	4.72%			1.00%	25.29%
Franklin Growth and Income Securities (GrandMaster flex3)
	2013	20	18.62	371	1.83%			1.55%	27.60%
	2012	33	14.59	475	2.56%			1.55%	10.48%
	2011	35	13.21	465	3.58%			1.55%	0.82%
	2010	37	13.10	487	4.14%			1.55%	14.87%
	2009	25	11.40	285	4.85%			1.55%	24.59%
Franklin Growth and Income Securities (Grandmaster)
	2013	64	19.04	1,217	2.25%			1.35%	27.86%
	2012	52	14.89	777	2.70%			1.35%	10.71%
	2011	63	13.45	852	3.02%			1.35%	1.03%
	2010	72	13.31	958	3.52%			1.35%	15.11%
	2009	61	11.57	705	4.31%			1.35%	24.85%
Franklin Growth and Income Securities (IQ Annuity)
	2013	48	18.83	897	2.51%			1.45%	27.73%
	2012	49	14.74	719	2.99%			1.45%	10.60%
	2011	52	13.33	694	3.67%			1.45%	0.93%
	2010	65	13.21	858	3.62%			1.45%	14.99%
	2009	76	11.48	869	4.80%			1.45%	24.72%
Franklin Growth and Income Securities (Pinnacle)
	2013	70	11.81	824	2.65%			1.35%	27.86%
	2012	78	9.24	721	2.95%			1.35%	10.71%
	2011	105	8.34	877	2.85%			1.35%	1.03%
	2010	124	8.26	1,025	2.79%			1.35%	15.11%
	2009	117	7.18	836	3.07%			1.35%	24.92%
Franklin Growth and Income Securities (Pinnacle IV)
	2013	126	18.83	2,381	2.50%			1.45%	27.73%
	2012	162	14.74	2,387	3.22%			1.45%	10.60%
	2011	235	13.33	3,137	3.64%			1.45%	0.93%
	2010	302	13.21	3,988	3.63%			1.45%	15.02%
	2009	321	11.48	3,689	6.23%			1.45%	24.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)
	2013	*-	$11.87	$1	2.62%			1.10%	28.18%
	2012	*-	9.26	1	5.59%			1.10%	4.57%
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)
	2013	11	15.39	167	0.00%			1.15%	28.12%
Franklin Growth and Income Securities (Pinnacle Plus)
	2013	40	17.61	696	2.65%			1.67%	27.44%
	2012	47	13.82	644	3.03%			1.67%	10.35%
	2011	46	12.52	580	3.21%			1.67%	0.70%
	2010	75	12.44	939	3.66%			1.67%	14.73%
	2009	83	10.84	899	4.81%			1.67%	24.44%
Franklin Growth and Income Securities (Pinnacle V)
	2013	106	11.39	1,213	2.34%			1.55%	27.60%
	2012	95	8.93	845	3.03%			1.55%	10.48%
	2011	102	8.08	822	3.69%			1.55%	0.82%
	2010	102	8.02	817	3.87%			1.55%	14.94%
	2009	67	6.98	467	5.23%			1.55%	24.64%
Franklin Income Securities (AdvantEdge)
	2013	22	13.35	295	5.55%			1.60%	12.12%
	2012	18	11.91	214	6.48%			1.60%	10.84%
	2011	21	10.74	224	6.24%			1.60%	0.75%
	2010	11	10.66	120	6.69%			1.60%	10.87%
	2009	11	9.62	102	6.73%			1.60%	33.43%
Franklin Income Securities (AnnuiChoice II)
	2013	37	14.38	530	6.20%			1.15%	12.63%
	2012	31	12.77	394	6.49%			1.15%	11.35%
	2011	32	11.47	363	5.93%			1.15%	1.21%
	2010	29	11.33	326	7.00%			1.15%	11.38%
	2009	21	10.17	218	7.68%			1.15%	34.04%
Franklin Income Securities (AnnuiChoice)
	2013	9	22.96	211	6.86%			1.00%	12.80%
	2012	13	20.35	255	6.25%			1.00%	11.52%
	2011	12	18.25	220	6.13%			1.00%	1.36%
	2010	18	18.00	326	6.56%			1.00%	11.55%
	2009	28	16.14	453	8.03%			1.00%	34.24%
Franklin Income Securities (GrandMaster flex3)
	2013	71	21.60	1,534	6.23%			1.55%	12.18%
	2012	75	19.25	1,440	5.87%			1.55%	10.90%
	2011	100	17.36	1,730	5.88%			1.55%	0.80%
	2010	121	17.22	2,084	6.58%			1.55%	10.93%
	2009	141	15.52	2,183	7.87%			1.55%	33.50%
Franklin Income Securities (Grandmaster)
	2013	43	22.08	953	6.56%			1.35%	12.40%
	2012	62	19.65	1,220	5.74%			1.35%	11.13%
	2011	73	17.68	1,284	5.43%			1.35%	1.01%
	2010	86	17.50	1,497	6.64%			1.35%	11.15%
	2009	111	15.75	1,744	7.23%			1.35%	33.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity)
	2013	51	$21.84	$1,105	6.35%			1.45%	12.29%
	2012	56	19.45	1,095	5.99%			1.45%	11.01%
	2011	67	17.52	1,167	6.12%			1.45%	0.90%
	2010	71	17.36	1,227	6.74%			1.45%	11.04%
	2009	77	15.63	1,207	8.12%			1.45%	33.63%
Franklin Income Securities (Pinnacle IV)
	2013	155	21.84	3,388	6.86%			1.45%	12.29%
	2012	194	19.45	3,773	6.58%			1.45%	11.01%
	2011	241	17.52	4,218	6.27%			1.45%	0.90%
	2010	359	17.36	6,227	6.54%			1.45%	11.03%
	2009	439	15.64	6,867	7.65%			1.45%	33.67%
Franklin Income Securities (Pinnacle Plus Reduced M&E)
	2013	16	13.05	210	0.82%			1.15%	12.63%
	2012	1	11.58	14	0.00%			1.15%	11.35%
	2011	*-	10.40	*-	0.00%			1.15%	1.21%
	2010	1	10.28	12	0.00%			1.15%	2.78%
Franklin Income Securities (Pinnacle Plus)
	2013	50	18.95	941	7.38%			1.67%	12.04%
	2012	59	16.91	996	6.36%			1.67%	10.76%
	2011	70	15.27	1,065	5.50%			1.67%	0.68%
	2010	101	15.17	1,529	6.70%			1.67%	10.79%
	2009	122	13.69	1,670	7.91%			1.67%	33.33%
Franklin Income Securities (Pinnacle V)
	2013	383	12.29	4,713	6.51%			1.55%	12.18%
	2012	276	10.96	3,022	6.23%			1.55%	10.90%
	2011	240	9.88	2,367	5.98%			1.55%	0.80%
	2010	245	9.80	2,402	6.84%			1.55%	10.89%
	2009	159	8.84	1,410	4.11%			1.55%	33.53%
Franklin Large Cap Growth Securities (AdvantEdge)
	2013	16	13.20	217	0.96%			1.60%	26.58%
	2012	15	10.43	158	1.04%			1.60%	10.57%
	2011	13	9.43	120	0.83%			1.60%	(3.08)%
	2010	8	9.73	77	0.79%			1.60%	9.81%
	2009	7	8.86	63	0.70%			1.60%	27.66%
Franklin Large Cap Growth Securities (AnnuiChoice II)
	2013	12	14.30	177	1.01%			1.15%	27.16%
	2012	11	11.24	129	0.84%			1.15%	11.07%
	2011	12	10.12	119	0.72%			1.15%	(2.64)%
	2010	10	10.40	107	0.82%			1.15%	10.31%
	2009	10	9.43	90	1.35%			1.15%	28.24%
Franklin Large Cap Growth Securities (AnnuiChoice)
	2013	4	18.82	69	0.68%			1.00%	27.35%
	2012	3	14.78	44	0.79%			1.00%	11.24%
	2011	3	13.29	36	0.95%			1.00%	(2.49)%
	2010	4	13.63	54	0.76%			1.00%	10.47%
	2009	7	12.33	87	1.15%			1.00%	28.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (GrandMaster flex3)
	2013	1	$17.71	$13	1.08%			1.55%	26.64%
	2012	1	13.98	11	1.16%			1.55%	10.62%
	2011	2	12.64	22	0.58%			1.55%	(3.03)%
	2010	4	13.03	53	1.06%			1.55%	9.86%
	2009	6	11.86	67	1.33%			1.55%	27.72%
Franklin Large Cap Growth Securities (Grandmaster)
	2013	38	18.10	695	0.13%			1.35%	26.90%
	2012	3	14.27	38	0.93%			1.35%	10.85%
	2011	3	12.87	38	0.82%			1.35%	(2.83)%
	2010	5	13.25	63	0.82%			1.35%	10.08%
	2009	5	12.03	59	1.36%			1.35%	27.98%
Franklin Large Cap Growth Securities (IQ Annuity)
	2013	12	17.90	215	0.93%			1.45%	26.77%
	2012	10	14.12	146	0.87%			1.45%	10.74%
	2011	17	12.75	213	0.68%			1.45%	(2.93)%
	2010	17	13.14	221	0.81%			1.45%	9.97%
	2009	19	11.95	226	1.34%			1.45%	27.85%
Franklin Large Cap Growth Securities (Pinnacle)
	2013	17	18.10	302	0.65%			1.35%	26.90%
	2012	10	14.27	139	1.15%			1.35%	10.85%
	2011	19	12.87	239	0.78%			1.35%	(2.83)%
	2010	20	13.25	259	0.79%			1.35%	10.12%
	2009	20	12.03	240	3.70%			1.35%	27.96%
Franklin Large Cap Growth Securities (Pinnacle IV)
	2013	49	17.90	873	0.84%			1.45%	26.77%
	2012	51	14.12	726	0.93%			1.45%	10.74%
	2011	93	12.75	1,181	0.66%			1.45%	(2.93)%
	2010	110	13.14	1,446	0.84%			1.45%	9.98%
	2009	123	11.95	1,467	2.85%			1.45%	27.88%
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)
	2013	*-	18.19	6	1.06%			1.10%	27.22%
	2012	*-	14.30	5	1.68%			1.10%	1.20%
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)
	2013	*-	14.51	5	0.00%			1.15%	27.16%
Franklin Large Cap Growth Securities (Pinnacle Plus)
	2013	25	15.95	399	0.85%			1.67%	26.49%
	2012	18	12.61	227	0.88%			1.67%	10.49%
	2011	21	11.41	239	1.07%			1.67%	(3.15)%
	2010	23	11.79	267	0.73%			1.67%	9.73%
	2009	21	10.74	228	1.34%			1.67%	27.57%
Franklin Large Cap Growth Securities (Pinnacle V)
	2013	88	11.77	1,032	0.96%			1.55%	26.64%
	2012	84	9.29	778	0.87%			1.55%	10.62%
	2011	89	8.40	749	0.74%			1.55%	(3.03)%
	2010	81	8.66	706	0.85%			1.55%	9.83%
	2009	45	7.88	358	1.33%			1.55%	27.64%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AdvantEdge)
	2013	144	$12.45	$1,788	2.11%			1.60%	26.21%
	2012	138	9.86	1,359	2.07%			1.60%	12.41%
	2011	135	8.78	1,187	2.47%			1.60%	(2.62)%
	2010	100	9.01	899	1.68%			1.60%	9.42%
	2009	58	8.24	475	2.27%			1.60%	24.03%
Franklin Mutual Shares Securities (AnnuiChoice II)
	2013	26	13.17	338	2.01%			1.15%	26.79%
	2012	18	10.39	185	2.14%			1.15%	12.92%
	2011	19	9.20	173	3.01%			1.15%	(2.18)%
	2010	16	9.41	151	1.53%			1.15%	9.92%
	2009	14	8.56	119	1.99%			1.15%	24.60%
Franklin Mutual Shares Securities (AnnuiChoice)
	2013	11	21.51	246	1.62%			1.00%	26.98%
	2012	20	16.94	338	2.20%			1.00%	13.10%
	2011	27	14.98	409	2.75%			1.00%	(2.03)%
	2010	37	15.29	568	1.72%			1.00%	10.08%
	2009	30	13.89	423	1.94%			1.00%	24.79%
Franklin Mutual Shares Securities (GrandMaster flex3)
	2013	43	20.23	880	2.10%			1.55%	26.28%
	2012	51	16.02	812	1.82%			1.55%	12.47%
	2011	71	14.25	1,011	2.27%			1.55%	(2.57)%
	2010	83	14.62	1,214	1.58%			1.55%	9.47%
	2009	91	13.36	1,216	1.86%			1.55%	24.10%
Franklin Mutual Shares Securities (IQ Advisor Standard)
	2013	1	18.18	11	1.74%			0.60%	27.49%
	2012	1	14.26	13	2.09%			0.60%	13.56%
	2011	1	12.56	11	2.39%			0.60%	(1.63)%
	2010	1	12.77	12	1.59%			0.60%	10.53%
	2009	1	11.55	11	1.95%			0.60%	25.29%
Franklin Mutual Shares Securities (IQ Annuity)
	2013	14	20.46	296	1.97%			1.45%	26.40%
	2012	19	16.19	308	2.09%			1.45%	12.58%
	2011	21	14.38	304	2.32%			1.45%	(2.47)%
	2010	24	14.74	353	1.51%			1.45%	9.58%
	2009	25	13.45	336	2.04%			1.45%	24.22%
Franklin Mutual Shares Securities (Pinnacle)
	2013	29	20.69	591	1.63%			1.35%	26.53%
	2012	48	16.35	792	1.99%			1.35%	12.70%
	2011	58	14.51	848	2.26%			1.35%	(2.37)%
	2010	76	14.86	1,127	1.54%			1.35%	9.68%
	2009	82	13.55	1,115	1.07%			1.35%	24.36%
Franklin Mutual Shares Securities (Pinnacle IV)
	2013	92	20.46	1,891	2.19%			1.45%	26.40%
	2012	111	16.19	1,791	2.02%			1.45%	12.58%
	2011	148	14.38	2,125	1.83%			1.45%	(2.47)%
	2010	263	14.74	3,878	1.53%			1.45%	9.56%
	2009	307	13.45	4,132	2.90%			1.45%	24.19%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)
	2013	*-	$20.79	$1	2.17%			1.10%	26.85%
	2012	*-	16.39	1	4.06%			1.10%	6.04%
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)
	2013	5	14.51	70	0.00%			1.15%	26.79%
Franklin Mutual Shares Securities (Pinnacle Plus)
	2013	101	18.37	1,859	3.35%			1.67%	26.12%
	2012	46	14.56	676	2.02%			1.67%	12.33%
	2011	58	12.97	750	2.30%			1.67%	(2.69)%
	2010	79	13.32	1,048	1.50%			1.67%	9.34%
	2009	94	12.19	1,145	1.92%			1.67%	23.95%
Franklin Mutual Shares Securities (Pinnacle V)
	2013	310	10.96	3,401	2.06%			1.55%	26.28%
	2012	307	8.68	2,667	2.10%			1.55%	12.47%
	2011	334	7.72	2,581	2.10%			1.55%	(2.57)%
	2010	410	7.92	3,247	1.73%			1.55%	9.43%
	2009	246	7.24	1,782	3.96%			1.55%	24.14%
Franklin Mutual Shares Securities(Grandmaster)
	2013	23	20.69	468	1.25%			1.35%	26.53%
	2012	71	16.35	1,157	2.35%			1.35%	12.70%
	2011	77	14.51	1,123	2.40%			1.35%	(2.37)%
	2010	81	14.86	1,203	1.49%			1.35%	9.70%
	2009	118	13.55	1,598	1.85%			1.35%	24.35%
Franklin Small Cap Value Securities (AdvantEdge)
	2013	6	16.33	105	1.30%			1.60%	34.06%
	2012	7	12.18	90	0.75%			1.60%	16.49%
	2011	8	10.45	84	1.00%			1.60%	(5.30)%
	2010	11	11.04	118	0.75%			1.60%	26.17%
	2009	10	8.75	89	1.27%			1.60%	27.09%
Franklin Small Cap Value Securities (Annuichoice II)
	2013	3	14.29	49	1.14%			1.15%	34.67%
	2012	3	10.61	33	0.74%			1.15%	17.02%
	2011	3	9.07	28	0.25%			1.15%	(4.86)%
	2010	1	9.53	7	0.83%			1.15%	26.75%
	2009	*-	7.52	1	0.00%			1.15%	27.67%
Franklin Small Cap Value Securities (Annuichoice)
	2013	2	14.43	27	1.06%			1.00%	34.88%
	2012	11	10.70	115	0.77%			1.00%	17.20%
	2011	13	9.13	116	0.69%			1.00%	(4.72)%
	2010	13	9.58	129	0.78%			1.00%	26.94%
	2009	17	7.55	126	1.78%			1.00%	27.87%
Franklin Small Cap Value Securities (Grandmaster)
	2013	16	14.10	220	2.22%			1.35%	34.40%
	2012	65	10.49	686	0.75%			1.35%	16.78%
	2011	100	8.98	895	0.69%			1.35%	(5.06)%
	2010	127	9.46	1,200	0.77%			1.35%	26.49%
	2009	118	7.48	882	1.60%			1.35%	27.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Grandmaster flex3)
	2013	3	$13.91	$47	1.55%			1.55%	34.13%
	2012	7	10.37	72	0.75%			1.55%	16.55%
	2011	8	8.90	68	0.72%			1.55%	(5.25)%
	2010	8	9.39	78	0.78%			1.55%	26.24%
	2009	8	7.44	60	1.63%			1.55%	27.16%
Franklin Small Cap Value Securities (IQ Annuuity)
	2013	11	14.00	151	0.94%			1.45%	34.27%
	2012	12	10.43	125	0.77%			1.45%	16.66%
	2011	9	8.94	83	0.67%			1.45%	(5.15)%
	2010	10	9.42	91	0.69%			1.45%	26.37%
	2009	6	7.46	42	1.61%			1.45%	27.28%
Franklin Small Cap Value Securities (Pinnacle Plus)
	2013	18	13.79	254	1.65%			1.67%	33.97%
	2012	24	10.30	247	0.85%			1.67%	16.40%
	2011	29	8.85	256	0.47%			1.67%	(5.36)%
	2010	110	9.35	1,031	1.00%			1.67%	26.08%
	2009	35	7.41	260	1.45%			1.67%	27.00%
Franklin Small Cap Value Securities Fund (Pinnacle)
	2013	12	14.10	172	1.50%			1.35%	34.40%
	2012	31	10.49	330	0.85%			1.35%	16.78%
	2011	33	8.98	294	0.73%			1.35%	(5.06)%
	2010	50	9.46	475	0.69%			1.35%	26.50%
	2009	65	7.48	484	6.95%			1.35%	27.45%
Franklin Small Cap Value Securities Fund (Pinnacle IV)
	2013	39	14.00	548	1.43%			1.45%	34.27%
	2012	76	10.43	788	0.83%			1.45%	16.66%
	2011	97	8.94	868	0.71%			1.45%	(5.15)%
	2010	110	9.42	1,039	0.87%			1.45%	26.31%
	2009	62	7.46	465	10.16%			1.45%	27.32%
Franklin Small Cap Value Securities Fund (Pinnacle V)
	2013	27	13.87	379	1.28%			1.55%	34.13%
	2012	33	10.34	339	0.80%			1.55%	16.55%
	2011	41	8.87	366	0.55%			1.55%	(5.25)%
	2010	60	9.37	558	0.81%			1.55%	26.30%
	2009	18	7.42	137	1.08%			1.55%	27.17%
Invesco VI American Franchise (AdvantEdge)
	2013	1	15.17	13	0.24%			1.60%	37.56%
	2012	1	11.02	12	0.00%			1.60%	11.58%
	2011	4	9.88	36	0.00%			1.60%	(7.88)%
	2010	1	10.73	16	0.00%			1.60%	17.66%
	2009	1	9.12	10	0.00%			1.60%	63.00%
Invesco VI American Franchise (AnnuiChoice II)
	2013	1	17.34	11	0.24%			1.15%	38.19%
	2012	1	12.55	9	0.00%			1.15%	12.09%
	2011	1	11.20	8	0.00%			1.15%	(7.46)%
	2010	1	12.10	11	0.00%			1.15%	18.19%
	2009	*-	10.24	5	0.00%			1.15%	63.74%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Grandmaster)
	2013	1	$21.51	$22	0.24%			1.35%	37.91%
	2012	1	15.60	16	0.00%			1.35%	11.86%
	2011	6	13.94	78	0.00%			1.35%	(7.65)%
	2010	5	15.10	76	0.00%			1.35%	17.95%
	2009	13	12.80	169	0.00%			1.35%	63.41%
Invesco VI American Franchise (Pinnacle Plus)
	2013	3	18.41	48	0.23%			1.67%	37.46%
	2012	3	13.39	42	0.00%			1.67%	11.50%
	2011	10	12.01	117	0.00%			1.67%	(7.95)%
	2010	58	13.05	761	0.00%			1.67%	17.57%
	2009	47	11.10	517	0.00%			1.67%	62.88%
Invesco VI Comstock (AdvantEdge)
	2013	14	14.37	203	1.78%			1.60%	33.49%
	2012	7	10.77	74	2.01%			1.60%	17.01%
Invesco VI Comstock (AnnuiChoice II)
	2013	7	14.67	102	1.27%			1.15%	34.09%
	2012	2	10.94	22	1.53%			1.15%	17.55%
	2011	2	9.31	20	1.39%			1.15%	(3.23)%
	2010	1	9.62	9	0.13%			1.15%	14.37%
	2009	1	8.41	9	2.89%			1.15%	26.93%
Invesco VI Comstock (AnnuiChoice)
	2013	1	23.41	31	1.48%			1.00%	34.30%
	2012	1	17.43	23	1.54%			1.00%	17.73%
	2011	1	14.81	19	2.19%			1.00%	(3.08)%
	2010	2	15.28	26	0.12%			1.00%	14.54%
	2009	2	13.34	25	4.80%			1.00%	27.12%
Invesco VI Comstock (GrandMaster flex3)
	2013	5	22.02	109	1.62%			1.55%	33.55%
	2012	6	16.49	97	1.61%			1.55%	17.07%
	2011	6	14.08	80	1.54%			1.55%	(3.62)%
	2010	8	14.61	113	0.15%			1.55%	13.91%
	2009	11	12.83	142	4.10%			1.55%	26.42%
Invesco VI Comstock (Grandmaster)
	2013	9	22.52	206	2.06%			1.35%	33.82%
	2012	3	16.82	54	1.32%			1.35%	17.31%
	2011	5	14.34	67	1.47%			1.35%	(3.43)%
	2010	6	14.85	82	0.13%			1.35%	14.14%
	2009	6	13.01	72	4.34%			1.35%	26.68%
Invesco VI Comstock (IQ Annuity)
	2013	1	22.27	24	1.48%			1.45%	33.69%
	2012	1	16.66	18	1.48%			1.45%	17.19%
	2011	1	14.21	17	1.16%			1.45%	(3.52)%
	2010	2	14.73	23	0.13%			1.45%	14.02%
	2009	2	12.92	22	4.23%			1.45%	26.55%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2013	6	16.22	95	0.25%			1.15%	34.09%
	2012	1	12.10	7	0.00%			1.15%	17.55%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle Plus)
	2013	75	$19.90	$1,487	2.61%			1.67%	33.39%
	2012	9	14.92	134	1.31%			1.67%	16.93%
	2011	16	12.76	204	3.33%			1.67%	(3.74)%
	2010	61	13.26	809	0.03%			1.67%	13.77%
	2009	14	11.65	162	4.22%			1.67%	26.26%
Invesco VI American Value (AdvantEdge)
	2013	37	15.10	565	0.60%			1.60%	31.79%
	2012	34	11.46	384	0.66%			1.60%	15.19%
	2011	34	9.95	340	0.78%			1.60%	(0.78)%
	2010	16	10.02	159	0.83%			1.60%	20.23%
	2009	18	8.34	150	0.62%			1.60%	36.94%
Invesco VI American Value (AnnuiChoice II)
	2013	6	15.50	87	0.57%			1.15%	32.39%
	2012	6	11.70	69	0.72%			1.15%	15.72%
Invesco VI American Value (AnnuiChoice)
	2013	1	15.63	18	1.01%			1.00%	32.59%
Invesco VI American Value (Grandmaster flex3)
	2013	1	15.14	9	0.33%			1.55%	31.86%
	2012	2	11.48	19	1.23%			1.55%	15.25%
Invesco VI American Value (Grandmaster)
	2013	2	15.32	28	1.00%			1.35%	32.13%
	2012	*-	11.59	*-	0.00%			1.35%	0.00%
	2011	3	10.04	34	0.02%			1.35%	(0.53)%
	2010	12	10.09	116	1.07%			1.35%	20.53%
	2009	9	8.37	74	2.45%			1.35%	37.28%
Invesco VI American Value (IQ Annuity)
	2013	2	15.23	35	0.66%			1.45%	31.99%
	2012	2	11.54	18	0.78%			1.45%	15.37%
	2011	1	10.00	10	0.64%			1.45%	(0.63)%
	2010	1	10.07	10	0.26%			1.45%	20.41%
	2009	*-	8.36	1	0.00%			1.45%	37.14%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
	2013	*-	16.48	7	0.51%			1.15%	32.39%
Invesco VI American Value (Pinnacle Plus)
	2013	119	15.04	1,791	0.59%			1.67%	31.70%
	2012	120	11.42	1,371	1.48%			1.67%	15.11%
	2011	13	9.92	131	0.20%			1.67%	(0.85)%
	2010	71	10.01	712	1.24%			1.67%	20.14%
	2009	2	8.33	20	0.00%			1.67%	36.84%
Invesco VI American Franchise (Pinnacle)
	2013	1	21.51	21	4.16%			1.35%	37.91%
	2012	1	15.60	16	0.00%			1.35%	11.86%
	2011	2	13.94	27	0.00%			1.35%	(7.65)%
	2010	3	15.10	40	0.00%			1.35%	17.97%
	2009	12	12.80	152	0.00%			1.35%	63.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle IV)
	2013	8	$21.27	$166	0.23%			1.45%	37.77%
	2012	9	15.44	145	0.00%			1.45%	11.75%
	2011	12	13.82	166	0.00%			1.45%	(7.74)%
	2010	14	14.98	216	0.00%			1.45%	17.86%
	2009	16	12.71	198	0.00%			1.45%	63.25%
Invesco VI American Franchise (Pinnacle V)
	2013	8	14.61	121	0.24%			1.55%	37.63%
	2012	9	10.61	91	0.00%			1.55%	11.63%
	2011	9	9.51	85	0.00%			1.55%	(7.84)%
	2010	12	10.32	127	0.00%			1.55%	17.75%
	2009	9	8.76	80	0.00%			1.55%	63.00%
Invesco VI Comstock (Pinnacle)
	2013	22	22.52	489	0.70%			1.35%	33.82%
	2012	7	16.82	121	1.55%			1.35%	17.31%
	2011	8	14.34	110	1.66%			1.35%	(3.43)%
	2010	9	14.85	137	0.09%			1.35%	14.13%
	2009	9	13.01	118	2.00%			1.35%	26.66%
Invesco VI Comstock (Pinnacle IV)
	2013	19	22.27	414	1.37%			1.45%	33.69%
	2012	25	16.66	410	1.51%			1.45%	17.19%
	2011	33	14.21	470	1.52%			1.45%	(3.52)%
	2010	50	14.73	741	0.14%			1.45%	14.01%
	2009	64	12.92	827	5.79%			1.45%	26.55%
Invesco VI Comstock (Pinnacle II Reduced M&E)
	2013	*-	22.62	2	1.43%			1.10%	34.16%
	2012	*-	16.86	2	2.97%			1.10%	7.23%
Invesco VI Comstock (Pinnacle V)
	2013	52	12.25	641	1.58%			1.55%	33.55%
	2012	22	9.17	200	1.54%			1.55%	17.07%
	2011	17	7.84	132	1.45%			1.55%	(3.62)%
	2010	18	8.13	150	0.10%			1.55%	13.91%
	2009	10	7.14	68	3.07%			1.55%	26.46%
Invesco VI International Growth Class II (Advantedge)
	2013	9	11.14	101	0.87%			1.60%	16.82%
	2012	1	9.53	10	1.60%			1.60%	13.40%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2013	3	11.27	34	0.54%			0.80%	17.35%
Invesco VI International Growth Class II (Pinnacle Plus)
	2013	3	11.21	38	1.01%			1.67%	17.12%
	2012	4	9.57	38	1.22%			1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle)
	2013	9	11.18	95	0.85%			1.35%	17.00%
	2012	7	9.56	66	3.42%			1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle V)
	2013	23	11.15	256	1.30%			1.55%	16.88%
	2012	17	9.54	161	1.52%			1.55%	13.46%
	2011	9	8.41	78	0.00%			1.55%	(15.91)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value II (Pinnacle V)
	2013	25	$15.14	$379	0.59%			1.55%	31.86%
	2012	21	11.48	243	0.63%			1.55%	15.25%
	2011	22	9.96	218	0.66%			1.55%	(0.73)%
	2010	20	10.04	200	0.94%			1.55%	20.31%
	2009	8	8.35	70	0.81%			1.55%	37.09%
Invesco VI American Value II (Pinnacle)
	2013	5	15.32	75	0.51%			1.35%	32.13%
	2012	*-	11.59	3	0.39%			1.35%	15.49%
	2011	2	10.04	25	0.84%			1.35%	(0.53)%
	2010	7	10.09	75	0.83%			1.35%	20.50%
	2009	3	8.37	25	0.00%			1.35%	37.23%
Invesco VI American Value II (Pinnacle IV)
	2013	9	15.23	140	0.83%			1.45%	31.99%
	2012	1	11.54	8	0.52%			1.45%	15.37%
	2011	3	10.00	27	0.14%			1.45%	(0.63)%
	2010	5	10.07	47	0.53%			1.45%	20.47%
	2009	3	8.36	29	193.11%			1.45%	37.16%
Templeton Foreign Securities (Pinnacle)
	2013	15	23.33	357	2.28%			1.35%	21.31%
	2012	19	19.23	367	2.68%			1.35%	16.63%
	2011	28	16.49	454	1.45%			1.35%	(11.84)%
	2010	30	18.70	569	1.85%			1.35%	6.93%
	2009	32	17.49	564	1.56%			1.35%	35.21%
Templeton Foreign Securities (Pinnacle IV)
	2013	59	23.07	1,358	2.40%			1.45%	21.19%
	2012	68	19.04	1,297	3.02%			1.45%	16.51%
	2011	89	16.34	1,448	1.77%			1.45%	(11.93)%
	2010	117	18.55	2,179	1.86%			1.45%	6.83%
	2009	131	17.36	2,281	4.39%			1.45%	35.02%
Templeton Foreign Securities (Pinnacle II Reduced M&E)
	2013	*-	23.44	2	2.30%			1.10%	21.62%
	2012	*-	19.27	2	5.73%			1.10%	7.43%
Templeton Foreign Securities (Pinnacle V)
	2013	137	10.99	1,508	2.19%			1.55%	21.07%
	2012	136	9.08	1,233	3.17%			1.55%	16.39%
	2011	142	7.80	1,109	1.63%			1.55%	(12.02)%
	2010	153	8.86	1,352	1.87%			1.55%	6.68%
	2009	109	8.31	905	6.29%			1.55%	35.00%
Templeton Foreign Securities Fund (AnnuiChoice II)
	2013	17	13.43	222	2.15%			1.15%	21.56%
	2012	14	11.05	156	3.31%			1.15%	16.87%
	2011	14	9.46	134	1.86%			1.15%	(11.66)%
	2010	13	10.70	136	2.02%			1.15%	7.16%
	2009	8	9.99	80	2.26%			1.15%	35.47%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice)
	2013	3	$24.25	$84	2.31%			1.00%	21.74%
	2012	3	19.92	69	3.25%			1.00%	17.05%
	2011	4	17.02	72	1.93%			1.00%	(11.53)%
	2010	5	19.24	96	1.67%			1.00%	7.32%
	2009	8	17.93	145	3.05%			1.00%	35.67%
Templeton Foriegn Securities Fund (AdvantEdge)
	2013	41	11.56	474	2.41%			1.60%	21.01%
	2012	39	9.55	375	3.05%			1.60%	16.33%
	2011	40	8.21	326	1.81%			1.60%	(12.06)%
	2010	27	9.34	248	1.85%			1.60%	6.67%
	2009	9	8.76	78	2.71%			1.60%	34.85%
Templeton Foriegn Securities Fund (GrandMaster flex3)
	2013	18	22.81	415	1.79%			1.55%	21.07%
	2012	14	18.84	269	2.80%			1.55%	16.39%
	2011	17	16.19	269	1.91%			1.55%	(12.02)%
	2010	19	18.40	356	1.94%			1.55%	6.73%
	2009	24	17.24	406	3.48%			1.55%	34.92%
Templeton Foriegn Securities Fund (Grandmaster)
	2013	6	23.33	142	2.31%			1.35%	21.31%
	2012	6	19.23	116	1.94%			1.35%	16.63%
	2011	16	16.49	259	1.28%			1.35%	(11.84)%
	2010	18	18.70	328	1.34%			1.35%	6.95%
	2009	25	17.49	430	2.25%			1.35%	35.19%
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)
	2013	6	12.85	82	0.00%			1.15%	21.56%
Templeton Foriegn Securities Fund (Pinnacle Plus)
	2013	36	20.93	764	2.23%			1.67%	20.92%
	2012	36	17.31	617	9.36%			1.67%	16.25%
	2011	36	14.89	535	2.17%			1.67%	(12.12)%
	2010	37	16.95	632	1.63%			1.67%	6.60%
	2009	60	15.90	958	2.88%			1.67%	34.76%
Templeton Global Bond Sec (Grandmaster)*
	2013	1	9.74	7	7.76%			1.35%	(2.60)%
Templeton Global Bond Sec (GrandMaster flex3)*
	2013	5	9.73	52	0.00%			1.45%	(2.73)%
Templeton Global Bond Sec (Pinnacle IV)*
	2013	1	9.73	8	0.00%			1.55%	(2.73)%
Templeton Global Bond Sec (AnnuiChoice II)*
	2013	1	9.75	8	0.00%			1.15%	(2.46)%
Templeton Growth Securities (AdvantEdge)
	2013	8	12.08	101	2.55%			1.60%	28.73%
	2012	9	9.39	81	1.98%			1.60%	19.12%
	2011	11	7.88	84	1.34%			1.60%	(8.46)%
	2010	8	8.61	73	1.43%			1.60%	5.68%
	2009	6	8.15	51	2.90%			1.60%	29.01%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice II)
	2013	7	$12.44	$91	2.89%			1.15%	29.32%
	2012	7	9.62	67	2.20%			1.15%	19.67%
	2011	6	8.04	51	1.34%			1.15%	(8.04)%
	2010	5	8.74	40	1.37%			1.15%	6.16%
	2009	3	8.24	29	2.93%			1.15%	29.60%
Templeton Growth Securities (AnnuiChoice)
	2013	*-	21.40	7	2.63%			1.00%	29.51%
	2012	*-	16.52	5	2.03%			1.00%	19.85%
	2011	*-	13.79	5	2.46%			1.00%	(7.90)%
	2010	6	14.97	92	1.56%			1.00%	6.32%
	2009	2	14.08	31	3.39%			1.00%	29.79%
Templeton Growth Securities (GrandMaster flex3)
	2013	27	20.13	534	2.64%			1.55%	28.80%
	2012	29	15.63	453	1.79%			1.55%	19.18%
	2011	47	13.11	622	1.37%			1.55%	(8.41)%
	2010	58	14.32	824	1.36%			1.55%	5.73%
	2009	66	13.54	899	3.14%			1.55%	29.07%
Templeton Growth Securities (Grandmaster)
	2013	5	20.58	113	2.73%			1.35%	29.06%
	2012	6	15.95	93	1.13%			1.35%	19.43%
	2011	18	13.35	246	0.61%			1.35%	(8.23)%
	2010	22	14.55	318	0.94%			1.35%	5.95%
	2009	23	13.73	322	3.09%			1.35%	29.33%
Templeton Growth Securities (IQ Advisor Standard)
	2013	1	17.36	11	2.14%			0.60%	30.04%
	2012	*-	13.35	6	2.02%			0.60%	20.34%
	2011	*-	11.09	5	1.40%			0.60%	(7.53)%
	2010	*-	12.00	5	1.37%			0.60%	6.75%
	2009	*-	11.24	5	3.15%			0.60%	30.32%
Templeton Growth Securities (IQ Annuity)
	2013	16	20.35	332	4.03%			1.45%	28.93%
	2012	47	15.79	745	1.93%			1.45%	19.30%
	2011	53	13.23	696	1.34%			1.45%	(8.32)%
	2010	57	14.43	826	1.37%			1.45%	5.84%
	2009	58	13.64	785	3.14%			1.45%	29.20%
Templeton Growth Securities (Pinnacle)
	2013	8	20.58	160	1.51%			1.35%	29.06%
	2012	22	15.95	348	1.99%			1.35%	19.43%
	2011	23	13.35	312	1.44%			1.35%	(8.23)%
	2010	33	14.55	485	1.09%			1.35%	5.94%
	2009	48	13.73	655	1.66%			1.35%	29.29%
Templeton Growth Securities (Pinnacle IV)
	2013	48	20.35	976	2.60%			1.45%	28.93%
	2012	54	15.79	856	2.12%			1.45%	19.30%
	2011	66	13.23	880	1.32%			1.45%	(8.32)%
	2010	103	14.43	1,494	1.36%			1.45%	5.81%
	2009	117	13.64	1,600	1.64%			1.45%	29.23%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle II Reduced M&E)
	2013	1	$20.68	$12	2.67%				1.10%	29.38%
	2012	1	15.98	9	3.71%				1.10%	9.21%
Templeton Growth Securities (Pinnacle Plus Reduced M&E)
	2013	1	14.64	8	0.00%				1.15%	29.32%
Templeton Growth Securities (Pinnacle Plus)
	2013	86	18.37	1,589	4.78%				1.67%	28.64%
	2012	15	14.28	218	1.71%				1.67%	19.04%
	2011	24	12.00	292	1.55%				1.67%	(8.53)%
	2010	38	13.12	500	1.16%				1.67%	5.60%
	2009	65	12.42	808	2.64%				1.67%	28.92%
Templeton Growth Securities (Pinnacle V)
	2013	80	10.38	835	2.68%				1.55%	28.80%
	2012	99	8.06	799	2.17%				1.55%	19.18%
	2011	107	6.76	726	0.97%				1.55%	(8.41)%
	2010	133	7.39	979	1.34%				1.55%	5.79%
	2009	101	6.99	703	1.20%				1.55%	29.16%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2013	13	12.71	166	3.92%				1.60%	(10.22)%
	2012	12	14.16	176	2.95%				1.60%	15.98%
	2011	12	12.21	151	3.77	%(3)	4.96%	(1.19)%	1.60%	5.18%
	2010	13	11.61	148	4.33%				1.60%	7.99%
	2009	6	10.75	62	5.92%				1.60%	28.03%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2013	6	13.27	74	3.77%				1.15%	(9.80)%
	2012	6	14.71	91	2.87%				1.15%	16.51%
	2011	5	12.62	63	3.00	%(3)	3.95%	(0.95)%	1.15%	5.66%
	2010	4	11.95	44	3.99%				1.15%	8.48%
	2009	4	11.01	39	4.85%				1.15%	28.62%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2013	7	13.40	94	3.91%				1.00%	(9.67)%
	2012	7	14.84	104	3.66%				1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)
	2013	10	12.91	126	3.36%				1.55%	(10.17)%
	2012	13	14.37	181	2.29%				1.55%	16.04%
	2011	9	12.39	117	3.58	%(3)	4.71%	(1.13)%	1.55%	5.23%
	2010	10	11.77	112	4.08%				1.55%	8.04%
	2009	9	10.89	99	7.50%				1.55%	28.10%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2013	1	22.04	14	3.86%				1.35%	(9.99)%
	2012	1	24.48	19	2.22%				1.35%	16.28%
	2011	1	21.06	25	3.48	%(3)	4.58%	(1.10)%	1.35%	5.45%
	2010	1	19.97	23	3.93%				1.35%	8.26%
	2009	1	18.44	26	7.52%				1.35%	28.36%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2013	7	21.79	157	4.07%				1.45%	(10.08)%
	2012	8	24.24	193	2.33%				1.45%	16.16%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2013	7	$13.00	$97	2.64%				1.45%	(10.08)%
	2012	16	14.46	236	2.92%				1.45%	16.16%
	2011	17	12.45	218	3.43	%(3)	4.51%	(1.08)%	1.45%	5.34%
	2010	17	11.81	205	4.16%				1.45%	8.11%
	2009	15	10.92	167	0.75%				1.45%	28.18%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2013	*-	10.64	2	10.14%				1.15%	(9.80)%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2013	15	18.78	285	1.21%				1.67%	(10.28)%
	2012	94	20.93	1,961	1.97%				1.67%	15.90%
	2011	244	18.06	4,414	5.65	%(3)	7.43%	(1.78)%	1.67%	5.11%
	2010	17	17.18	285	4.13%				1.67%	7.91%
	2009	17	15.92	277	8.43%				1.67%	27.94%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2013	30	12.84	386	4.01%				1.55%	(10.17)%
	2012	32	14.29	458	2.74%				1.55%	16.04%
	2011	26	12.32	318	3.42	%(3)	4.50%	(1.08)%	1.55%	5.23%
	2010	17	11.71	205	4.06%				1.55%	8.09%
	2009	12	10.83	132	3.65%				1.55%	28.05%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2013	48	8.43	406	1.04%				1.60%	(2.68)%
	2012	47	8.66	408	0.00%				1.60%	17.91%
	2011	46	7.34	338	0.42%				1.60%	(19.54)%
	2010	34	9.13	310	0.61%				1.60%	17.05%
	2009	23	7.80	180	0.00%				1.60%	67.40%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2013	3	13.17	42	0.99%				1.15%	(2.24)%
	2012	3	13.47	40	0.00%				1.15%	18.46%
	2011	5	11.37	58	0.37%				1.15%	(19.17)%
	2010	7	14.07	100	0.58%				1.15%	17.58%
	2009	8	11.97	90	0.00%				1.15%	68.16%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2013	3	35.11	97	0.94%				1.00%	(2.09)%
	2012	4	35.86	149	0.00%				1.00%	18.64%
	2011	10	30.23	291	0.34%				1.00%	(19.05)%
	2010	10	37.34	359	0.54%				1.00%	17.76%
	2009	18	31.71	567	0.00%				1.00%	68.42%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2013	6	33.03	205	1.04%				1.55%	(2.63)%
	2012	7	33.92	233	0.00%				1.55%	17.97%
	2011	11	28.75	318	0.39%				1.55%	(19.50)%
	2010	16	35.72	571	0.58%				1.55%	17.11%
	2009	26	30.50	782	0.00%				1.55%	67.48%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2013	18	33.77	612	0.93%				1.35%	(2.44)%
	2012	17	34.61	580	0.00%				1.35%	18.22%
	2011	22	29.28	653	0.36%				1.35%	(19.34)%
	2010	29	36.30	1,070	0.56%				1.35%	17.34%
	2009	38	30.93	1,176	0.00%				1.35%	67.82%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2013	11	$33.40	$358	1.12%			1.45%	(2.53)%
	2012	11	34.26	367	0.00%			1.45%	18.09%
	2011	12	29.01	350	0.35%			1.45%	(19.42)%
	2010	13	36.01	474	0.59%			1.45%	17.22%
	2009	12	30.72	381	0.00%			1.45%	67.65%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2013	9	33.77	314	0.96%			1.35%	(2.44)%
	2012	11	34.61	378	0.00%			1.35%	18.22%
	2011	12	29.28	357	0.32%			1.35%	(19.34)%
	2010	25	36.30	919	0.56%			1.35%	17.35%
	2009	39	30.93	1,197	0.00%			1.35%	67.80%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2013	35	33.40	1,181	1.05%			1.45%	(2.53)%
	2012	44	34.26	1,523	0.00%			1.45%	18.10%
	2011	70	29.01	2,033	0.34%			1.45%	(19.42)%
	2010	88	36.01	3,181	0.63%			1.45%	17.23%
	2009	87	30.72	2,658	0.00%			1.45%	67.67%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2013	1	9.61	5	0.00%			1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2013	23	28.62	658	1.01%			1.67%	(2.75)%
	2012	29	29.43	858	0.00%			1.67%	17.83%
	2011	31	24.98	763	0.38%			1.67%	(19.60)%
	2010	40	31.07	1,238	0.52%			1.67%	16.96%
	2009	55	26.56	1,460	0.00%			1.67%	67.28%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2013	102	9.59	979	1.04%			1.55%	(2.63)%
	2012	104	9.85	1,024	0.00%			1.55%	17.97%
	2011	128	8.35	1,068	0.36%			1.55%	(19.50)%
	2010	142	10.37	1,469	0.58%			1.55%	17.05%
	2009	109	8.86	966	0.00%			1.55%	67.50%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2013	1	12.43	13	0.33%			1.15%	0.58%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2013	73	22.56	1,651	1.06%			1.67%	0.05%
	2012	73	22.55	1,637	1.05%			1.67%	13.68%
	2011	30	19.84	598	0.39%			1.67%	3.90%
	2010	75	19.09	1,434	2.31%			1.67%	27.37%
	2009	40	14.99	601	2.72%			1.67%	26.35%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2013	22	11.74	263	0.79%			1.60%	0.13%
	2012	24	11.72	276	0.58%			1.60%	13.76%
	2011	19	10.30	191	0.45%			1.60%	3.98%
	2010	9	9.91	85	1.70%			1.60%	27.46%
	2009	4	7.77	34	2.37%			1.60%	26.44%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2013	10	9.22	94	0.63%			1.15%	0.58%
	2012	16	9.17	147	0.55%			1.15%	14.29%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2013	2	$9.31	$16	1.87%				1.00%	0.74%
	2012	5	9.25	45	0.81%				1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2013	7	8.97	66	1.04%				1.55%	0.18%
	2012	8	8.96	75	0.56%				1.55%	13.82%
	2011	10	7.87	81	0.55%				1.55%	4.03%
	2010	11	7.57	83	2.00%				1.55%	27.52%
	2009	12	5.93	72	3.07%				1.55%	26.50%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2013	3	27.11	73	0.86%				1.35%	0.38%
	2012	3	27.00	94	0.52%				1.35%	14.05%
	2011	4	23.68	94	0.70%				1.35%	4.24%
	2010	16	22.71	368	2.00%				1.35%	27.78%
	2009	13	17.78	237	2.16%				1.35%	26.76%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2013	7	26.81	175	0.85%				1.45%	0.28%
	2012	6	26.73	161	0.61%				1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2013	83	9.04	746	1.08%				1.45%	0.28%
	2012	90	9.01	810	0.65%				1.45%	13.94%
	2011	114	7.91	903	0.56%				1.45%	4.13%
	2010	128	7.59	975	1.99%				1.45%	27.58%
	2009	128	5.95	761	1.84%				1.45%	26.65%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2013	85	9.59	817	0.87%				1.55%	0.18%
	2012	89	9.58	854	0.60%				1.55%	13.82%
	2011	104	8.41	873	0.54%				1.55%	4.03%
	2010	73	8.09	593	1.63%				1.55%	27.57%
	2009	29	6.34	181	0.80%				1.55%	26.47%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2013	22	12.36	267	0.00%				1.60%	31.26%
	2012	12	9.42	117	0.74	%(3)	2.19%	(1.45)%	1.60%	11.74%
	2011	10	8.43	81	0.53	%(3)	5.16%	(4.63)%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2013	4	12.51	50	0.00%				1.15%	31.86%
	2012	1	9.49	6	0.65	%(3)	1.95%	(1.30)%	1.15%	12.26%
	2011	1	8.45	6	0.53	%(3)	5.17%	(4.64)%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2013	1	12.56	7	0.00%				1.00%	32.06%
	2012	1	9.51	8	0.70	%(3)	2.11%	(1.41)%	1.00%	12.43%
	2011	1	8.46	6	0.55	%(3)	5.16%	(4.61)%	1.00%	(15.40)%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2013	1	12.38	9	0.00%				1.55%	31.33%
	2012	1	9.42	7	1.25	%(3)	3.70%	(2.45)%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2013	5	12.41	60	0.00%				1.45%	31.46%
	2012	2	9.44	23	0.98	%(3)	2.92%	(1.94)%	1.45%	11.92%
	2011	1	8.43	6	0.53	%(3)	5.15%	(4.62)%	1.45%	(15.66)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2013	46	$12.38	$564	0.00%				1.55%	31.33%
	2012	12	9.42	117	1.04	%(3)	3.09%	(2.05)%	1.55%	11.80%
	2011	3	8.43	23	0.53	%(3)	5.16%	(4.63)%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2013	59	10.87	645	1.04%				1.60%	12.59%
	2012	63	9.65	607	1.58	%(3)	1.94%	(0.36)%	1.60%	8.20%
	2011	58	8.92	514	4.72	%(3)	9.28%	(4.56)%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II)
	2013	9	11.00	103	1.19%				1.15%	13.10%
	2012	7	9.73	71	1.81	%(3)	2.22%	(0.41)%	1.15%	8.70%
	2011	4	8.95	39	4.72	%(3)	9.26%	(4.54)%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2013	3	11.05	36	1.09%				1.00%	13.27%
	2012	3	9.75	31	0.40	%(3)	0.50%	(0.10)%	1.00%	8.86%
	2011	22	8.96	195	3.69	%(3)	7.12%	(3.43)%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2013	30	10.88	325	1.69%				1.55%	12.64%
	2012	6	9.66	57	1.85	%(3)	2.26%	(0.41)%	1.55%	8.26%
	2011	4	8.93	33	4.71	%(3)	9.08%	(4.37)%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2013	8	10.94	91	1.37%				1.35%	12.87%
	2012	4	9.70	43	2.43	%(3)	2.98%	(0.55)%	1.35%	8.48%
	2011	1	8.94	9	4.72	%(3)	9.08%	(4.36)%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2013	6	10.94	65	1.45%				1.35%	12.87%
	2012	2	9.70	24	0.69	%(3)	0.86%	(0.17)%	1.35%	8.48%
	2011	9	8.94	78	4.71	%(3)	9.08%	(4.37)%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2013	2	10.91	22	1.49%				1.45%	12.76%
	2012	1	9.68	7	0.27	%(3)	0.35%	(0.08)%	1.45%	8.37%
	2011	8	8.93	72	4.71	%(3)	9.08%	(4.37)%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2013	15	10.88	165	1.30%				1.55%	12.64%
	2012	9	9.66	91	1.36	%(3)	1.67%	(0.31)%	1.55%	8.26%
	2011	12	8.93	105	4.71	%(3)	9.16%	(4.45)%	1.55%	(10.74)%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle)
	2013	29	24.41	715	1.72%				1.35%	36.77%
	2012	35	17.85	626	0.89	%(3)	0.92%	(0.03)%	1.35%	14.68%
	2011	43	15.57	677	0.90%				1.35%	(5.70)%
	2010	52	16.51	865	1.07%				1.35%	24.71%
	2009	68	13.24	895	1.68%				1.35%	24.88%
DWS Small Cap Index VIP (Pinnacle IV)
	2013	*-	23.84	11	1.17%				1.45%	36.63%
	2012	2	17.45	31	0.94	%(3)	0.97%	(0.03)%	1.45%	14.56%
	2011	2	15.23	29	1.08%				1.45%	(5.80)%
	2010	3	16.17	56	0.92%				1.45%	24.55%
	2009	4	12.98	47	0.96%				1.45%	24.72%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class A (continued):
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)
	2013	*-	$24.53	$3	1.61%				1.10%	37.11%
	2012	*-	17.89	2	1.72%				1.10%	2.66%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)
	2013	1	13.12	7	0.00%				1.60%	35.67%
	2012	1	9.67	5	0.00%				1.60%	16.72%
	2011	1	8.28	6	0.00%				1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)
	2013	2	13.28	21	0.00%				1.15%	36.28%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)
	2013	*-	13.33	4	0.00%				1.00%	36.49%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)
	2013	16	13.13	204	0.00%				1.55%	35.73%
	2012	1	9.68	10	0.00%				1.55%	16.78%
	2011	1	8.29	8	0.00%				1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)
	2013	*-	13.21	3	0.00%				1.35%	36.01%
	2012	*-	9.71	*-	0.00%				1.35%	17.02%
	2011	5	8.30	44	0.00%				1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)
	2013	3	13.21	38	0.00%				1.35%	36.01%
	2012	3	9.71	29	0.00%				1.35%	17.02%
	2011	3	8.30	26	0.00%				1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)
	2013	4	13.17	52	0.00%				1.45%	35.87%
	2012	2	9.69	20	0.00%				1.45%	16.90%
	2011	2	8.29	17	0.00%				1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)
	2013	119	13.09	1,557	0.00%				1.67%	35.57%
	2012	10	9.66	101	0.00%				1.67%	16.64%
	2011	11	8.28	89	0.00%				1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)
	2013	9	13.13	120	0.00%				1.55%	35.73%
	2012	5	9.68	45	0.00%				1.55%	16.78%
	2011	3	8.29	22	0.00%				1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2013	17	20.74	352	1.04%				1.60%	31.90%
	2012	16	15.72	252	0.26	%(3)	4.36%	(4.10)%	1.60%	9.47%
	2011	18	14.36	263	1.40	%(3)	18.44%	(17.04)%	1.60%	(7.63)%
	2010	4	15.55	66	0.66%				1.60%	24.44%
	2009	1	12.50	13	0.00%				1.60%	24.97%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2013	2	21.19	41	0.89%				1.15%	32.50%
	2012	1	15.99	18	0.22	%(3)	3.81%	(3.59)%	1.15%	9.97%
	2011	1	14.54	11	1.37	%(3)	17.99%	(16.62)%	1.15%	(7.21)%
	2010	*-	15.67	3	0.00%				1.15%	25.01%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2013	*-	20.79	3	1.02%				1.55%	31.96%
	2012	*-	15.75	2	0.62	%(3)	9.40%	(8.78)%	1.55%	9.52%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2013	2	$20.99	$34	1.03%				1.35%	32.23%
	2012	1	15.87	24	0.13	%(3)	2.31%	(2.18)%	1.35%	9.75%
	2011	5	14.46	72	0.90	%(3)	11.80%	(10.90)%	1.35%	(7.40)%
	2010	3	15.62	51	1.10%				1.35%	24.76%
	2009	2	12.52	28	0.00%				1.35%	25.18%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2013	5	20.67	107	1.05%				1.67%	31.80%
	2012	6	15.68	95	0.36	%(3)	6.21%	(5.85)%	1.67%	9.39%
	2011	7	14.34	105	1.22	%(3)	16.05%	(14.83)%	1.67%	(7.69)%
	2010	13	15.53	197	0.58%				1.67%	24.36%
	2009	*-	12.49	2	0.00%				1.67%	24.91%
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2013	*-	20.99	7	54.78%				1.35%	32.23%
	2012	*-	15.87	4	0.23	%(3)	3.95%	(3.72)%	1.35%	9.75%
	2011	2	14.46	23	1.40	%(3)	18.46%	(17.06)%	1.35%	(7.40)%
	2010	2	15.62	29	1.31%				1.35%	24.78%
	2009	*-	12.52	4	0.00%				1.35%	25.20%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2013	2	20.89	49	0.40%				1.45%	32.10%
	2012	*-	15.81	6	0.08	%(3)	1.37%	(1.29)%	1.45%	9.63%
	2011	3	14.42	38	1.53	%(3)	20.16%	(18.63)%	1.45%	(7.49)%
	2010	2	15.59	33	1.20%				1.45%	24.63%
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2013	13	20.79	267	0.88%				1.55%	31.96%
	2012	6	15.75	90	0.26	%(3)	4.42%	(4.16)%	1.55%	9.52%
	2011	6	14.38	85	1.04	%(3)	13.78%	(12.74)%	1.55%	(7.58)%
	2010	4	15.56	60	0.90%				1.55%	24.47%
	2009	*-	12.50	1	0.00%				1.55%	25.00%
DWS Small Cap Index (AdvantEdge)
	2013	5	16.05	73	0.09%				1.60%	36.10%
	2012	*-	11.79	2	0.65	%(3)	0.70%	(0.05)%	1.60%	14.02%
	2011	*-	10.34	2	0.58%				1.60%	(6.10)%
	2010	*-	11.01	2	0.88%				1.60%	24.09%
	2009	1	8.87	6	1.42%				1.60%	24.25%
DWS Small Cap Index (AnnuiChoice II)
	2013	3	15.73	47	1.28%				1.15%	36.72%
	2012	3	11.51	31	0.82	%(3)	0.85%	(0.03)%	1.15%	14.54%
	2011	3	10.05	28	0.89%				1.15%	(5.67)%
	2010	2	10.65	18	0.67%				1.15%	24.66%
	2009	2	8.54	19	1.67%				1.15%	24.82%
DWS Small Cap Index (AnnuiChoice)
	2013	1	22.55	24	0.98%				1.00%	36.93%
	2012	2	16.47	36	0.82	%(3)	0.85%	(0.03)%	1.00%	14.71%
	2011	4	14.36	55	0.64%				1.00%	(5.53)%
	2010	5	15.20	74	0.77%				1.00%	24.85%
	2009	8	12.17	102	1.67%				1.00%	25.01%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (GrandMaster flex3)
	2013	3	$22.78	$79	1.42%				1.55%	36.17%
	2012	4	16.73	68	0.67	%(3)	0.70%	(0.03)%	1.55%	14.07%
	2011	5	14.67	67	0.61%				1.55%	(6.05)%
	2010	6	15.61	92	0.65%				1.55%	24.16%
	2009	7	12.58	93	1.70%				1.55%	24.31%
DWS Small Cap Index (Grandmaster)
	2013	2	19.53	33	6.84%				1.35%	36.44%
	2012	2	14.31	24	1.03	%(3)	1.07%	(0.04)%	1.35%	14.31%
	2011	1	12.52	18	0.63%				1.35%	(5.86)%
	2010	1	13.30	18	0.60%				1.35%	24.41%
	2009	2	10.69	18	1.35%				1.35%	24.57%
DWS Small Cap Index (IQ3)
	2013	5	21.21	106	1.40%				1.45%	36.30%
	2012	5	15.56	79	0.62	%(3)	0.64%	(0.02)%	1.45%	14.19%
	2011	8	13.63	104	0.62%				1.45%	(5.96)%
	2010	7	14.49	103	0.64%				1.45%	24.28%
	2009	7	11.66	77	1.55%				1.45%	24.44%
DWS Small Cap Index (Pinnacle Plus Reduced M&E)
	2013	5	16.45	78	0.00%				1.15%	36.72%
DWS Small Cap Index (Pinnacle Plus)
	2013	13	21.88	282	1.49%				1.67%	36.00%
	2012	20	16.09	330	4.09	%(3)	4.24%	(0.15)%	1.67%	13.94%
	2011	17	14.12	239	0.57%				1.67%	(6.17)%
	2010	22	15.05	334	0.64%				1.67%	24.00%
	2009	24	12.13	294	1.68%				1.67%	24.16%
DWS Small Cap Index VIP (Pinnacle IV)
	2013	13	21.21	282	1.41%				1.45%	36.30%
	2012	18	15.56	278	0.80	%(3)	0.83%	(0.03)%	1.45%	14.19%
	2011	25	13.63	338	0.61%				1.45%	(5.96)%
	2010	31	14.49	446	0.65%				1.45%	24.29%
	2009	37	11.66	427	1.24%				1.45%	24.46%
DWS Small Cap Index VIP (Pinnacle V)
	2013	12	13.48	163	1.29%				1.55%	36.17%
	2012	11	9.90	111	0.79	%(3)	0.82%	(0.03)%	1.55%	14.07%
	2011	13	8.68	111	0.57%				1.55%	(6.05)%
	2010	13	9.24	117	0.64%				1.55%	24.22%
	2009	13	7.44	93	0.34%				1.55%	24.34%

Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2013	25	12.28	310	4.24%				1.60%	(1.49)%
	2012	30	12.46	380	4.72%				1.60%	12.96%
	2011	32	11.03	350	8.01%				1.60%	0.30%
	2010	27	11.00	296	7.09%				1.60%	11.20%
	2009	17	9.89	170	27.73%				1.60%	19.49%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (IQ Annuity)
	2013	13	$12.29	$161	4.28%			1.45%	(1.34)%
	2012	14	12.46	174	4.86%			1.45%	13.14%
	2011	14	11.01	153	7.67%			1.45%	0.45%
	2010	13	10.96	146	7.23%			1.45%	11.37%
	2009	8	9.84	78	7.22%			1.45%	19.67%
Pimco VIT All Asset (Pinnacle)
	2013	4	12.36	48	4.07%			1.35%	(1.24)%
	2012	7	12.52	90	4.83%			1.35%	13.25%
	2011	8	11.05	84	9.89%			1.35%	0.55%
	2010	8	10.99	88	6.84%			1.35%	11.47%
	2009	4	9.86	44	1.34%			1.35%	19.80%
Pimco VIT All Asset (AnnuiChoice II)
	2013	28	12.61	352	3.88%			1.15%	(1.04)%
	2012	37	12.74	471	5.60%			1.15%	13.48%
	2011	32	11.23	356	7.66%			1.15%	0.76%
	2010	29	11.14	319	6.83%			1.15%	11.71%
	2009	17	9.98	171	6.94%			1.15%	20.03%
Pimco VIT All Asset (AnnuiChoice)
	2013	1	12.61	18	6.03%			1.00%	(0.89)%
	2012	4	12.72	50	4.54%			1.00%	13.65%
	2011	6	11.20	64	7.65%			1.00%	0.91%
	2010	6	11.10	64	6.24%			1.00%	11.88%
	2009	7	9.92	65	6.91%			1.00%	20.21%
Pimco VIT All Asset (GrandMaster flex3)
	2013	16	12.22	195	4.35%			1.55%	(1.44)%
	2012	21	12.40	261	4.89%			1.55%	13.02%
	2011	21	10.97	226	7.86%			1.55%	0.35%
	2010	14	10.93	156	8.16%			1.55%	11.25%
	2009	*-	9.83	5	79.78%			1.55%	19.55%
Pimco VIT All Asset (Grandmaster)
	2013	37	12.36	456	3.73%			1.35%	(1.24)%
	2012	109	12.52	1,364	5.14%			1.35%	13.25%
	2011	103	11.05	1,134	8.03%			1.35%	0.55%
	2010	106	10.99	1,161	8.51%			1.35%	11.48%
	2009	*-	9.86	3	48.81%			1.35%	19.79%
Pimco VIT All Asset (Pinnacle IV)
	2013	104	12.39	1,290	4.13%			1.45%	(1.34)%
	2012	147	12.56	1,840	4.88%			1.45%	13.14%
	2011	149	11.10	1,656	8.06%			1.45%	0.45%
	2010	132	11.05	1,458	8.38%			1.45%	11.38%
	2009	11	9.92	112	6.51%			1.45%	19.66%
Pimco VIT All Asset (Pinnacle Plus)
	2013	20	12.14	245	4.38%			1.15%	(1.56)%
	2012	22	12.33	271	5.73%			1.67%	12.88%
	2011	18	10.92	195	7.31%			1.67%	0.23%
	2010	20	10.90	214	7.10%			1.67%	11.12%
	2009	9	9.81	84	7.49%			1.67%	19.40%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle V)
	2013	40	$12.31	$492	4.62%				1.55%	(1.44)%
	2012	44	12.49	550	5.20%				1.55%	13.02%
	2011	35	11.06	388	8.91%				1.55%	0.35%
	2010	22	11.02	243	7.97%				1.55%	11.29%
	2009	6	9.90	62	3.54%				1.55%	19.52%
Pimco VIT Commodity Real Return (Pinnacle)
	2013	19	6.49	125	1.23%				1.35%	(15.87)%
	2012	30	7.71	234	2.14	%(3)	5.62%	(3.48)%	1.35%	3.70%
	2011	31	7.44	229	15.24%				1.35%	(8.79)%
	2010	28	8.16	228	15.11	%(3)	17.02%	(1.91)%	1.35%	22.64%
	2009	27	6.65	178	10.28	%(3)	21.00%	(10.72)%	1.35%	39.63%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2013	19	6.50	121	1.31%				1.45%	(15.95)%
	2012	94	7.73	724	2.26	%(3)	5.53%	(3.27)%	1.45%	3.59%
	2011	103	7.47	768	14.35%				1.45%	(8.88)%
	2010	122	8.19	1,002	16.30	%(3)	18.43%	(2.13)%	1.45%	22.41%
	2009	59	6.69	394	3.51	%(3)	6.27%	(2.76)%	1.45%	39.55%
Pimco VIT Commodity Real Return (Pinnacle V)
	2013	137	6.46	888	1.64%				1.55%	(16.04)%
	2012	160	7.70	1,228	2.43	%(3)	5.83%	(3.40)%	1.55%	3.49%
	2011	157	7.44	1,169	15.00%				1.55%	(8.97)%
	2010	149	8.17	1,215	15.81	%(3)	18.04%	(2.23)%	1.55%	22.34%
	2009	78	6.68	520	3.53	%(3)	7.53%	(4.00)%	1.55%	39.46%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2013	76	6.44	490	1.63%				1.60%	(16.08)%
	2012	65	7.68	497	2.52	%(3)	5.97%	(3.45)%	1.60%	3.43%
	2011	62	7.42	463	15.54%				1.60%	(9.02)%
	2010	46	8.16	379	16.36	%(3)	18.54%	(2.18)%	1.60%	22.26%
	2009	18	6.67	123	6.85	%(3)	14.01%	(7.16)%	1.60%	39.35%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2013	19	6.62	129	1.57%				1.15%	(15.70)%
	2012	19	7.85	151	2.63	%(3)	5.38%	(2.75)%	1.15%	3.91%
	2011	28	7.55	211	14.13%				1.15%	(8.60)%
	2010	29	8.26	243	16.91	%(3)	19.17%	(2.26)%	1.15%	22.82%
	2009	11	6.73	75	7.35	%(3)	16.16%	(8.81)%	1.15%	39.99%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2013	*-	6.62	*-	0.06%				1.00%	(15.57)%
	2012	5	7.84	39	2.30	%(3)	5.55%	(3.25)%	1.00%	4.07%
	2011	5	7.54	41	14.76%				1.00%	(8.47)%
	2010	7	8.23	59	16.85	%(3)	18.85%	(2.00)%	1.00%	23.01%
	2009	4	6.69	28	6.12	%(3)	12.30%	(6.18)%	1.00%	40.20%
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2013	24	6.49	155	1.45%				1.35%	(15.87)%
	2012	30	7.71	231	2.35	%(3)	4.62%	(2.27)%	1.35%	3.70%
	2011	61	7.44	452	14.89%				1.35%	(8.79)%
	2010	65	8.16	534	15.70	%(3)	17.84%	(2.14)%	1.35%	22.57%
	2009	49	6.65	326	6.66	%(3)	13.59%	(6.93)%	1.35%	39.71%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2013	38	$6.45	$243	1.64%				1.45%	(15.95)%
	2012	42	7.68	320	2.14	%(3)	6.54%	(4.40)%	1.45%	3.59%
	2011	22	7.41	166	14.35%				1.45%	(8.88)%
	2010	24	8.13	193	15.20	%(3)	17.02%	(1.82)%	1.45%	22.45%
	2009	24	6.64	161	6.14	%(3)	12.66%	(6.52)%	1.45%	39.56%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2013	6	6.42	40	1.49%				1.55%	(16.04)%
	2012	11	7.64	84	2.34	%(3)	5.96%	(3.62)%	1.55%	3.49%
	2011	10	7.38	71	14.48%				1.55%	(8.97)%
	2010	10	8.11	81	16.82	%(3)	18.88%	(2.06)%	1.55%	22.33%
	2009	8	6.63	52	7.48	%(3)	15.23%	(7.75)%	1.55%	39.42%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2013	24	6.37	153	1.46%				1.67%	(16.14)%
	2012	55	7.60	414	2.43	%(3)	5.78%	(3.35)%	1.67%	3.36%
	2011	56	7.35	410	15.05%				1.67%	(9.08)%
	2010	63	8.09	513	16.72	%(3)	18.92%	(2.20)%	1.67%	22.18%
	2009	19	6.62	125	5.93	%(3)	9.87%	(3.94)%	1.67%	39.25%
Pimco VIT Low Duration (AnnuiChoice II)
	2013	9	11.60	109	1.35%				1.15%	(1.38)%
	2012	9	11.76	112	1.76%				1.15%	4.52%
	2011	9	11.25	98	1.59%				1.15%	(0.15)%
	2010	9	11.27	102	1.71	%(3)	2.39%	(0.68)%	1.15%	3.98%
	2009	*-	10.84	5	2.26	%(3)	9.99%	(7.73)%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice)
	2013	2	11.73	20	1.36%				1.00%	(1.23)%
	2012	2	11.88	19	1.79%				1.00%	4.68%
	2011	3	11.35	38	2.20%				1.00%	0.00%
	2010	20	11.35	223	1.51	%(3)	1.81%	(0.30)%	1.00%	4.13%
	2009	29	10.90	313	2.44	%(3)	11.35%	(8.91)%	1.00%	12.08%
Pimco VIT Low Duration (GrandMaster flex3)
	2013	8	11.37	88	1.37%				1.55%	(1.78)%
	2012	16	11.57	188	1.58%				1.55%	4.10%
	2011	14	11.12	158	1.70%				1.55%	(0.55)%
	2010	16	11.18	181	1.53	%(3)	1.89%	(0.36)%	1.55%	3.56%
	2009	9	10.80	101	2.12	%(3)	11.51%	(9.39)%	1.55%	11.46%
Pimco VIT Low Duration (Grandmaster)
	2013	12	11.50	139	1.47%				1.35%	(1.58)%
	2012	6	11.68	67	2.53%				1.35%	4.31%
	2011	6	11.20	66	1.45%				1.35%	(0.35)%
	2010	7	11.24	84	1.55	%(3)	1.88%	(0.33)%	1.35%	3.77%
	2009	1	10.83	8	2.92	%(3)	7.96%	(5.04)%	1.35%	11.68%
Pimco VIT Low Duration (IQ Annuity)
	2013	57	11.43	649	1.34%				1.45%	(1.68)%
	2012	59	11.63	686	1.81%				1.45%	4.21%
	2011	59	11.16	663	2.33%				1.45%	(0.45)%
	2010	10	11.21	118	1.58	%(3)	2.01%	(0.43)%	1.45%	3.66%
	2009	4	10.81	42	3.13	%(3)	8.33%	(5.20)%	1.45%	11.57%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle)
	2013	3	$11.50	$30	1.16%				1.35%	(1.58)%
	2012	4	11.68	45	1.80%				1.35%	4.31%
	2011	3	11.20	36	1.69%				1.35%	(0.35)%
	2010	24	11.24	270	1.52	%(3)	1.85%	(0.33)%	1.35%	3.77%
	2009	22	10.83	233	8.28	%(3)	14.18%	(5.90)%	1.35%	11.66%
Pimco VIT Low Duration (Pinnacle IV)
	2013	63	11.39	721	1.43%				1.45%	(1.68)%
	2012	66	11.59	767	1.79%				1.45%	4.21%
	2011	67	11.12	745	2.21%				1.45%	(0.45)%
	2010	15	11.17	163	1.51	%(3)	1.75%	(0.24)%	1.45%	3.65%
	2009	26	10.78	286	2.20	%(3)	4.87%	(2.67)%	1.45%	11.60%
Pimco VIT Low Duration (AdvantEdge)
	2013	29	11.29	333	1.45%				1.60%	(1.83)%
	2012	46	11.50	525	1.83%				1.60%	4.05%
	2011	49	11.06	540	1.90%				1.60%	(0.60)%
	2010	29	11.12	322	1.58	%(3)	2.12%	(0.54)%	1.60%	3.50%
	2009	7	10.75	80	1.74	%(3)	7.62%	(5.88)%	1.60%	11.40%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2013	*-	10.21	2	0.10%				1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2013	38	11.29	426	1.46%				1.67%	(1.90)%
	2012	37	11.51	423	1.78%				1.67%	3.97%
	2011	40	11.07	438	1.76%				1.67%	(0.67)%
	2010	25	11.14	280	1.53	%(3)	1.88%	(0.35)%	1.67%	3.43%
	2009	17	10.77	186	3.39	%(3)	6.49%	(3.10)%	1.67%	11.32%
Pimco VIT Low Duration (Pinnacle V)
	2013	87	11.33	983	1.39%				1.55%	(1.78)%
	2012	76	11.53	872	1.83%				1.55%	4.10%
	2011	64	11.08	705	1.98%				1.55%	(0.55)%
	2010	17	11.14	186	1.57	%(3)	1.99%	(0.42)%	1.55%	3.56%
	2009	8	10.76	84	1.62	%(3)	4.10%	(2.48)%	1.55%	11.49%
Pimco VIT Real Return (Pinnacle IV)
	2013	44	11.62	514	1.24%				1.45%	(10.62)%
	2012	72	13.00	934	1.02	%(3)	6.42%	(5.40)%	1.45%	7.06%
	2011	69	12.14	837	2.16	%(3)	5.70%	(3.54)%	1.45%	9.95%
	2010	51	11.04	565	1.31	%(3)	2.20%	(0.89)%	1.45%	6.39%
	2009	38	10.38	389	1.33	%(3)	3.28%	(1.95)%	1.45%	16.57%
Pimco VIT Real Return (AdvantEdge)
	2013	4	11.52	50	0.67%				1.60%	(10.76)%
	2012	16	12.90	206	1.00	%(3)	6.44%	(5.44)%	1.60%	6.90%
	2011	15	12.07	181	1.83	%(3)	5.29%	(3.46)%	1.60%	9.78%
	2010	11	11.00	123	1.31	%(3)	2.53%	(1.22)%	1.60%	6.27%
	2009	2	10.35	22	2.95	%(3)	8.06%	(5.11)%	1.60%	16.35%
Pimco VIT Real Return (AnnuiChoice II)
	2013	16	11.83	190	1.32%				1.15%	(10.35)%
	2012	23	13.19	306	1.31	%(3)	7.77%	(6.46)%	1.15%	7.39%
	2011	14	12.29	173	1.59	%(3)	5.38%	(3.79)%	1.15%	10.28%
	2010	8	11.14	91	1.31	%(3)	2.41%	(1.10)%	1.15%	6.76%
	2009	2	10.44	23	3.77	%(3)	6.91%	(3.14)%	1.15%	16.88%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (AnnuiChoice)
	2013	9	$11.94	$105	0.65%				1.00%	(10.21)%
	2012	34	13.30	451	1.31	%(3)	6.19%	(4.88)%	1.00%	7.55%
	2011	40	12.36	491	2.17	%(3)	5.55%	(3.38)%	1.00%	10.45%
	2010	30	11.19	337	1.20	%(3)	2.34%	(1.14)%	1.00%	6.92%
	2009	11	10.47	119	2.25	%(3)	18.00%	(15.75)%	1.00%	17.06%
Pimco VIT Real Return (GrandMaster flex3)
	2013	4	11.57	42	1.31%				1.55%	(10.71)%
	2012	5	12.96	69	0.93	%(3)	6.13%	(5.20)%	1.55%	6.95%
	2011	5	12.11	66	1.68	%(3)	4.13%	(2.45)%	1.55%	9.83%
	2010	8	11.03	90	1.33	%(3)	2.21%	(0.88)%	1.55%	6.33%
	2009	8	10.37	82	4.35	%(3)	7.32%	(2.97)%	1.55%	16.41%
Pimco VIT Real Return (Grandmaster)
	2013	11	11.70	126	1.25%				1.35%	(10.53)%
	2012	18	13.08	241	1.26	%(3)	7.78%	(6.52)%	1.35%	7.17%
	2011	11	12.20	136	1.87	%(3)	4.91%	(3.04)%	1.35%	10.06%
	2010	10	11.09	109	1.26	%(3)	2.23%	(0.97)%	1.35%	6.54%
	2009	6	10.41	66	2.80	%(3)	9.07%	(6.27)%	1.35%	16.65%
Pimco VIT Real Return (IQ Annuity)
	2013	21	11.63	247	1.62%				1.45%	(10.62)%
	2012	21	13.02	276	0.92	%(3)	5.92%	(5.00)%	1.45%	7.06%
	2011	24	12.16	287	1.91	%(3)	4.88%	(2.97)%	1.45%	9.94%
	2010	20	11.06	227	1.35	%(3)	2.15%	(0.80)%	1.45%	6.43%
	2009	21	10.39	214	2.55	%(3)	10.53%	(7.98)%	1.45%	16.53%
Pimco VIT Real Return (Pinnacle)
	2013	8	11.70	93	1.14%				1.35%	(10.53)%
	2012	16	13.08	206	1.14	%(3)	6.24%	(5.10)%	1.35%	7.17%
	2011	17	12.20	209	2.35	%(3)	4.73%	(2.38)%	1.35%	10.06%
	2010	25	11.09	281	1.29	%(3)	2.17%	(0.88)%	1.35%	6.55%
	2009	22	10.41	226	1.83	%(3)	5.67%	(3.84)%	1.35%	16.67%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2013	1	10.19	7	3.27%				1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2013	37	11.49	430	0.60%				1.67%	(10.82)%
	2012	160	12.88	2,058	0.37	%(3)	3.53%	(3.16)%	1.67%	6.82%
	2011	386	12.06	4,656	1.59	%(3)	7.14%	(5.55)%	1.67%	9.70%
	2010	19	10.99	205	1.28	%(3)	2.15%	(0.87)%	1.67%	6.20%
	2009	10	10.35	102	3.66	%(3)	6.16%	(2.50)%	1.67%	16.27%
Pimco VIT Real Return (Pinnacle V)
	2013	100	11.55	1,151	1.51%				1.55%	(10.71)%
	2012	114	12.94	1,475	1.07	%(3)	7.26%	(6.19)%	1.55%	6.95%
	2011	84	12.10	1,021	2.26	%(3)	5.15%	(2.89)%	1.55%	9.83%
	2010	93	11.01	1,020	1.32	%(3)	2.22%	(0.90)%	1.55%	6.30%
	2009	72	10.36	741	5.20	%(3)	15.31%	(10.11)%	1.55%	16.44%
Pimco VIT Total Return (Pinnacle V)
	2013	700	12.80	8,967	2.12%				1.55%	(3.58)%
	2012	629	13.28	8,354	2.45	%(3)	4.56%	(2.11)%	1.55%	7.79%
	2011	538	12.32	6,621	2.57	%(3)	4.16%	(1.59)%	1.55%	1.90%
	2010	441	12.09	5,336	2.32	%(3)	6.11%	(3.79)%	1.55%	6.36%
	2009	176	11.37	1,999	1.71	%(3)	2.78%	(1.07)%	1.55%	12.19%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (AdvantEdge)
	2013	422	$12.76	$5,392	2.13%				1.60%	(3.62)%
	2012	344	13.24	4,559	2.49	%(3)	4.52%	(2.03)%	1.60%	7.73%
	2011	319	12.29	3,924	2.55	%(3)	4.15%	(1.60)%	1.60%	1.85%
	2010	252	12.07	3,038	2.32	%(3)	5.64%	(3.32)%	1.60%	6.27%
	2009	156	11.36	1,770	4.56	%(3)	7.42%	(2.86)%	1.60%	12.10%
Pimco VIT Total Return (AnnuiChoice II)
	2013	88	13.11	1,151	1.86%				1.15%	(3.18)%
	2012	90	13.54	1,215	2.60	%(3)	4.71%	(2.11)%	1.15%	8.23%
	2011	83	12.51	1,038	2.56	%(3)	4.05%	(1.49)%	1.15%	2.32%
	2010	76	12.23	929	2.32	%(3)	5.42%	(3.10)%	1.15%	6.76%
	2009	83	11.45	951	4.95	%(3)	6.79%	(1.84)%	1.15%	12.62%
Pimco VIT Total Return (AnnuiChoice)
	2013	20	13.03	259	2.26%				1.00%	(3.04)%
	2012	28	13.44	383	2.79	%(3)	3.88%	(1.09)%	1.00%	8.39%
	2011	76	12.40	938	2.41	%(3)	3.78%	(1.37)%	1.00%	2.47%
	2010	92	12.10	1,119	2.32	%(3)	4.98%	(2.66)%	1.00%	6.92%
	2009	126	11.32	1,431	4.75	%(3)	6.66%	(1.91)%	1.00%	12.79%
Pimco VIT Total Return (GrandMaster flex3)
	2013	44	12.63	559	1.99%				1.55%	(3.58)%
	2012	51	13.10	664	2.28	%(3)	4.25%	(1.97)%	1.55%	7.79%
	2011	50	12.15	603	2.45	%(3)	3.86%	(1.41)%	1.55%	1.90%
	2010	53	11.92	630	2.32	%(3)	5.44%	(3.12)%	1.55%	6.33%
	2009	25	11.21	278	4.71	%(3)	6.88%	(2.17)%	1.55%	12.16%
Pimco VIT Total Return (Grandmaster)
	2013	75	12.78	957	2.12%				1.35%	(3.38)%
	2012	80	13.22	1,063	2.63	%(3)	4.67%	(2.04)%	1.35%	8.01%
	2011	74	12.24	900	2.42	%(3)	3.77%	(1.35)%	1.35%	2.11%
	2010	83	11.99	1,001	2.32	%(3)	5.35%	(3.03)%	1.35%	6.54%
	2009	70	11.25	792	4.98	%(3)	6.91%	(1.93)%	1.35%	12.39%
Pimco VIT Total Return (IQ Annuity)
	2013	76	12.70	961	2.08%				1.45%	(3.48)%
	2012	80	13.16	1,056	2.48	%(3)	4.50%	(2.02)%	1.45%	7.90%
	2011	78	12.20	948	2.56	%(3)	3.99%	(1.43)%	1.45%	2.01%
	2010	80	11.96	957	2.32	%(3)	5.53%	(3.21)%	1.45%	6.44%
	2009	69	11.23	770	4.86	%(3)	7.07%	(2.21)%	1.45%	12.27%
Pimco VIT Total Return (Pinnacle)
	2013	58	12.78	746	2.07%				1.35%	(3.38)%
	2012	72	13.22	945	2.42	%(3)	4.20%	(1.78)%	1.35%	8.01%
	2011	87	12.24	1,061	2.52	%(3)	3.95%	(1.43)%	1.35%	2.11%
	2010	90	11.99	1,080	2.32	%(3)	4.91%	(2.59)%	1.35%	6.56%
	2009	93	11.25	1,047	2.07	%(3)	3.43%	(1.36)%	1.35%	12.36%
Pimco VIT Total Return (Pinnacle IV)
	2013	66	12.88	845	2.11%				1.45%	(3.48)%
	2012	99	13.34	1,322	2.41	%(3)	4.37%	(1.96)%	1.45%	7.90%
	2011	98	12.37	1,217	2.58	%(3)	4.09%	(1.51)%	1.45%	2.01%
	2010	97	12.12	1,178	2.32	%(3)	5.17%	(2.85)%	1.45%	6.42%
	2009	92	11.39	1,048	1.06	%(3)	1.35%	(0.29)%	1.45%	12.29%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
							Income
					Investment		Ratio as	Effect
		Units	Unit	Net Assets	Income		originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)		reported (3)	Change (3)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2013	10	$10.50	$109	1.12%				1.15%	(3.18)%
	2012	1	10.85	13	0.76	%(3)	4.52%	(3.76)%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus)
	2013	82	12.54	1,034	1.70%				1.67%	(3.69)%
	2012	190	13.02	2,471	2.65	%(3)	5.19%	(2.54)%	1.67%	7.66%
	2011	100	12.10	1,208	2.69	%(3)	4.58%	(1.89)%	1.67%	1.78%
	2010	55	11.89	654	2.33	%(3)	6.29%	(3.96)%	1.67%	6.20%
	2009	23	11.19	257	5.19	%(3)	6.53%	(1.34)%	1.67%	12.02%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)
	2013	*-	6.85	2	0.00%				1.35%	1.21%
	2012	1	6.77	6	0.00%				1.35%	(12.41)%
	2011	1	7.72	9	0.00%				1.35%	(9.86)%
	2010	2	8.57	17	0.00%				1.35%	(4.82)%
	2009	33	9.00	294	0.00%				1.35%	(5.35)%
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)
	2013	1	6.81	5	0.00%				1.45%	1.10%
	2012	2	6.74	13	0.00%				1.45%	(12.50)%
	2011	6	7.70	43	0.00%				1.45%	(9.95)%
	2010	28	8.55	239	0.00%				1.45%	(4.94)%
	2009	49	8.99	437	0.00%				1.45%	(5.45)%
Guggenheim VT Global Managed Future Strategy (Pinnacle V)
	2013	21	6.78	139	0.00%				1.55%	1.00%
	2012	22	6.71	148	0.00%				1.55%	(12.59)%
	2011	30	7.68	230	0.00%				1.55%	(10.04)%
	2010	31	8.53	262	0.00%				1.55%	(5.05)%
	2009	37	8.98	328	0.00%				1.55%	(5.54)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2013	21	6.76	141	0.00%				1.60%	0.95%
	2012	19	6.70	127	0.00%				1.60%	(12.63)%
	2011	16	7.66	120	0.00%				1.60%	(10.09)%
	2010	14	8.52	117	0.00%				1.60%	(5.08)%
	2009	8	8.98	70	0.00%				1.60%	(5.55)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2013	3	6.92	18	0.00%				1.15%	1.41%
	2012	2	6.82	15	0.00%				1.15%	(12.23)%
	2011	2	7.77	19	0.00%				1.15%	(9.68)%
	2010	2	8.61	14	0.00%				1.15%	(4.64)%
	2009	40	9.02	358	0.00%				1.15%	(5.12)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)
	2013	1	6.97	7	0.00%				1.00%	1.56%
	2012	1	6.86	7	0.00%				1.00%	(12.10)%
	2011	1	7.81	11	0.00%				1.00%	(9.54)%
	2010	6	8.63	50	0.00%				1.00%	(4.50)%
	2009	40	9.04	365	0.00%				1.00%	(4.97)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)
	2013	*-	$6.78	*-	0.00%			1.55%	1.00%
	2012	*-	6.71	*-	0.00%			1.55%	(12.59)%
	2011	*-	7.68	*-	0.00%			1.55%	(10.04)%
	2010	1	8.53	6	0.00%			1.55%	(5.03)%
	2009	1	8.98	10	0.00%			1.55%	(5.50)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster)
	2013	2	6.85	12	0.00%			1.35%	1.21%
	2012	2	6.77	12	0.00%			1.35%	(12.41)%
	2011	1	7.72	6	0.00%			1.35%	(9.86)%
	2010	*-	8.57	4	0.00%			1.35%	(4.84)%
	2009	45	9.00	407	0.00%			1.35%	(5.31)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2013	4	6.73	25	0.00%			1.67%	0.88%
	2012	8	6.68	52	0.00%			1.67%	(12.69)%
	2011	14	7.65	108	0.00%			1.67%	(10.15)%
	2010	15	8.51	131	0.00%			1.67%	(5.15)%
	2009	28	8.97	250	0.00%			1.67%	(5.62)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2013	18	8.53	154	0.00%			1.60%	0.03%
	2012	16	8.53	137	0.64%			1.60%	0.58%
	2011	13	8.48	110	0.00%			1.60%	1.73%
	2010	11	8.34	90	0.00%			1.60%	4.48%
	2009	11	7.98	91	1.63%			1.60%	(4.83)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2013	11	8.76	100	0.00%			1.15%	0.49%
	2012	11	8.72	99	0.83%			1.15%	1.04%
	2011	7	8.63	58	0.00%			1.15%	2.20%
	2010	7	8.45	58	0.00%			1.15%	4.96%
	2009	25	8.05	202	0.69%			1.15%	(4.40)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2013	12	8.72	101	0.00%			1.00%	0.64%
	2012	24	8.66	204	1.00%			1.00%	1.20%
	2011	4	8.56	32	0.00%			1.00%	2.35%
	2010	12	8.36	97	0.00%			1.00%	5.12%
	2009	20	7.96	156	0.74%			1.00%	(4.25)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2013	2	8.45	17	0.00%			1.55%	0.08%
	2012	4	8.44	35	0.78%			1.55%	0.63%
	2011	2	8.39	17	0.00%			1.55%	1.78%
	2010	3	8.24	21	0.00%			1.55%	4.54%
	2009	3	7.88	20	1.46%			1.55%	(4.78)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2013	8	8.55	71	0.00%			1.35%	0.28%
	2012	12	8.52	100	0.46%			1.35%	0.84%
	2011	18	8.45	153	0.00%			1.35%	1.99%
	2010	6	8.29	53	0.00%			1.35%	4.75%
	2009	7	7.91	52	1.77%			1.35%	(4.59)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2013	9	$8.50	$73	0.00%			1.45%	0.18%
	2012	9	8.48	75	0.54%			1.45%	0.74%
	2011	11	8.42	91	0.00%			1.45%	1.89%
	2010	11	8.26	92	0.00%			1.45%	4.64%
	2009	20	7.90	156	1.48%			1.45%	(4.69)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
	2013	17	8.55	148	0.00%			1.35%	0.28%
	2012	19	8.52	165	0.63%			1.35%	0.84%
	2011	16	8.45	139	0.00%			1.35%	1.99%
	2010	16	8.29	131	0.00%			1.35%	4.80%
	2009	19	7.91	154	9.91%			1.35%	(4.59)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2013	6	8.61	53	0.00%			1.45%	0.18%
	2012	7	8.59	64	0.64%			1.45%	0.74%
	2011	9	8.53	75	0.00%			1.45%	1.89%
	2010	9	8.37	76	0.00%			1.45%	4.60%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2013	18	8.39	147	0.00%			1.67%	(0.04)%
	2012	25	8.39	213	0.59%			1.67%	0.51%
	2011	24	8.35	200	0.00%			1.67%	1.66%
	2010	3	8.21	28	0.00%			1.67%	4.41%
	2009	4	7.87	29	1.11%			1.67%	(4.90)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2013	20	8.56	170	0.00%			1.55%	0.08%
	2012	24	8.55	205	0.69%			1.55%	0.63%
	2011	16	8.50	138	0.00%			1.55%	1.78%
	2010	22	8.35	185	0.00%			1.55%	4.54%
	2009	24	7.99	194	1.84%			1.55%	(4.75)%
Guggenheim VT Long Short Equity (AdvantEdge)
	2013	8	9.93	77	0.00%			1.60%	15.58%
	2012	4	8.60	37	0.00%			1.60%	2.75%
	2011	5	8.37	42	0.00%			1.60%	(8.05)%
	2010	5	9.10	46	0.00%			1.60%	9.43%
	2009	6	8.31	46	0.10%			1.60%	25.26%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2013	5	10.20	48	0.00%			1.15%	16.11%
	2012	5	8.79	43	0.00%			1.15%	3.23%
	2011	5	8.51	46	0.00%			1.15%	(7.63)%
	2010	3	9.22	32	0.00%			1.15%	9.93%
	2009	3	8.38	27	0.10%			1.15%	25.83%
Guggenheim VT Long Short Equity (AnnuiChoice)
	2013	*-	10.00	*-	0.00%			1.00%	16.28%
	2012	*-	8.60	*-	0.00%			1.00%	3.38%
	2011	*-	8.32	3	0.00%			1.00%	(7.49)%
	2010	*-	8.99	4	0.00%			1.00%	10.10%
	2009	*-	8.17	3	0.07%			1.00%	26.02%
Guggenheim VT Long Short Equity (GrandMaster flex3)
	2013	*-	9.69	2	0.00%			1.55%	15.64%
	2012	*-	8.38	2	0.00%			1.55%	2.81%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle)
	2013	1	$9.80	$6	0.00%			1.35%	15.87%
	2012	1	8.46	5	0.00%			1.35%	3.02%
	2011	1	8.21	4	0.00%			1.35%	(7.82)%
	2010	1	8.91	6	0.00%			1.35%	9.71%
	2009	1	8.12	5	0.04%			1.35%	25.55%
Guggenheim VT Long Short Equity (Pinnacle IV)
	2013	2	10.02	16	0.00%			1.45%	15.76%
	2012	1	8.66	13	0.00%			1.45%	2.91%
	2011	2	8.41	16	0.00%			1.45%	(7.91)%
	2010	3	9.14	24	0.00%			1.45%	9.63%
	2009	8	8.34	63	0.04%			1.45%	25.49%
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2013	4	9.62	39	0.00%			1.67%	15.50%
	2012	6	8.33	49	0.00%			1.67%	2.68%
	2011	6	8.12	49	0.00%			1.67%	(8.12)%
	2010	2	8.83	17	0.00%			1.67%	9.35%
	2009	1	8.08	7	0.08%			1.67%	25.17%
Guggenheim VT Long Short Equity (Pinnacle V)
	2013	3	9.96	29	0.00%			1.55%	15.64%
	2012	5	8.62	41	0.00%			1.55%	2.81%
	2011	10	8.38	81	0.00%			1.55%	(8.01)%
	2010	21	9.11	189	0.00%			1.55%	9.47%
	2009	16	8.32	132	0.04%			1.55%	25.30%
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)
	2013	1	26.06	17	2.44%			1.75%	(3.72)%
	2012	1	27.06	19	3.06%			1.75%	1.94%
	2011	1	26.55	19	2.17%			1.75%	5.79%
iShares Core Total US Bond Market ETF (Varoom GLWB 2)
	2013	1	25.42	38	2.27%			2.55%	(4.50)%
	2012	1	26.62	36	2.76%			2.55%	1.11%
	2011	1	26.33	34	1.56%			2.55%	4.93%
iShares Core Total US Bond Market ETF (Varoom GLWB 5)
	2013	16	24.24	385	2.31%			2.75%	(4.70)%
	2012	8	25.44	197	3.08%			2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2013	*-	26.17	12	2.69%			2.55%	(2.88)%
	2012	*-	26.95	11	2.90%			2.55%	4.31%
	2011	*-	25.84	10	4.78%			2.55%	3.13%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)
	2013	1	25.96	21	4.85%			1.90%	(2.23)%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)
	2013	11	25.50	279	2.47%			2.75%	(3.08)%
	2012	3	26.31	82	0.82%			2.75%	4.09%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2013	1	25.56	18	1.04%			2.55%	(10.78)%
	2012	1	28.65	17	2.67%			2.55%	3.62%
	2011	*-	27.65	9	1.49%			2.55%	10.40%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)
	2013	*-	$23.33	$12	1.10%			1.90%	(10.19)%
	2012	*-	25.97	13	1.78%			1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)
	2013	4	22.91	91	1.25%			2.75%	(10.97)%
	2012	3	25.73	68	3.65%			2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2013	*-	29.85	7	7.22%			1.75%	4.02%
	2012	*-	28.69	7	8.32%			1.75%	9.56%
	2011	*-	26.19	6	4.21%			1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2013	1	29.12	42	6.50%			2.55%	3.17%
	2012	1	28.22	34	10.10%			2.55%	8.66%
	2011	*-	25.97	5	1.20%			2.55%	2.79%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2013	2	29.35	73	7.80%			1.90%	3.86%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2013	3	28.83	89	6.56%			2.75%	2.96%
	2012	2	28.00	52	5.69%			2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
	2013	1	37.44	30	1.68%			1.75%	30.62%
	2012	1	28.67	23	2.08%			1.75%	11.97%
	2011	1	25.60	20	0.85%			1.75%	2.57%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2013	4	36.76	157	1.64%			2.35%	29.82%
	2012	5	28.31	130	1.81%			2.35%	11.28%
	2011	5	25.44	130	2.84%			2.35%	1.95%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2013	*-	36.53	9	1.61%			2.55%	29.56%
	2012	*-	28.20	8	2.23%			2.55%	11.05%
	2011	*-	25.39	5	0.45%			2.55%	1.74%
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)
	2013	1	36.58	30	2.86%			1.90%	30.42%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)
	2013	18	36.08	664	1.63%			2.55%	29.56%
	2012	2	27.85	44	1.13%			2.55%	11.05%
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)
	2013	*-	35.92	14	1.77%			2.75%	29.29%
iShares Core S&P 500 Index ETF (Varoom)
	2013	2	37.14	59	2.06%			1.75%	30.56%
	2012	2	28.45	44	2.24%			1.75%	13.56%
	2011	2	25.05	42	2.26%			1.75%	0.39%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2013	29	36.46	1,058	1.97%			2.35%	29.76%
	2012	33	28.09	935	2.28%			2.35%	12.86%
	2011	30	24.89	748	3.11%			2.35%	(0.22)%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2013	1	36.23	39	2.00%			2.55%	29.50%
	2012	1	27.98	39	2.29%			2.55%	12.63%
	2011	1	24.84	31	1.90%			2.55%	(0.42)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2013	5	$37.30	$179	2.40%			1.90%	30.36%
	2012	1	28.61	22	1.62%			1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2013	320	36.79	11,754	2.11%			2.55%	29.50%
	2012	146	28.41	4,141	2.64%			2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2013	17	36.63	614	2.23%			2.75%	29.23%
	2012	6	28.34	165	2.71%			2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2013	1	35.99	48	2.23%			2.35%	28.50%
	2012	1	28.01	41	2.54%			2.35%	14.73%
	2011	1	24.41	30	3.70%			2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2013	*-	35.77	9	2.21%			2.55%	28.24%
	2012	*-	27.89	9	2.82%			2.55%	14.50%
	2011	*-	24.36	5	1.98%			2.55%	(2.69)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2013	1	37.90	39	3.21%			1.90%	29.10%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2013	6	37.37	237	2.33%			2.55%	28.24%
	2012	5	29.14	155	3.24%			2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2013	2	37.22	70	2.36%			2.75%	27.98%
	2012	2	29.08	47	3.98%			2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2013	1	36.40	35	1.50%			1.75%	31.35%
	2012	1	27.71	27	1.61%			1.75%	16.03%
	2011	1	23.89	23	1.54%			1.75%	(3.97)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2013	9	35.73	314	1.41%			2.35%	30.55%
	2012	10	27.37	281	1.56%			2.35%	15.31%
	2011	9	23.74	225	2.02%			2.35%	(4.55)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2013	3	35.51	97	1.50%			2.55%	30.28%
	2012	3	27.26	79	2.28%			2.55%	15.08%
	2011	1	23.69	19	1.17%			2.55%	(4.75)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2013	2	37.69	57	1.81%			1.90%	31.15%
	2012	*-	28.74	4	1.13%			1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2013	85	37.18	3,147	1.51%			2.55%	30.28%
	2012	39	28.54	1,105	1.94%			2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2013	5	37.02	185	1.68%			2.75%	30.02%
	2012	2	28.47	45	2.17%			2.75%	14.84%
iShares Core S&P Small Cap Index ETF (Varoom)
	2013	1	38.86	27	1.21%			1.75%	39.45%
	2012	1	27.87	19	1.91%			1.75%	13.89%
	2011	1	24.47	17	1.24%			1.75%	(1.07)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

(3)  Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2013	4	$38.15	$158	1.12%			2.35%	38.60%
	2012	5	27.52	141	1.79%			2.35%	13.19%
	2011	5	24.32	114	1.62%			2.35%	(1.67)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2013	1	37.91	48	1.21%			2.55%	38.32%
	2012	1	27.41	38	2.71%			2.55%	12.96%
	2011	*-	24.27	7	1.47%			2.55%	(1.87)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2013	1	40.18	35	1.43%			1.90%	39.24%
	2012	*-	28.85	2	1.48%			1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2013	40	39.62	1,581	1.21%			2.55%	38.32%
	2012	19	28.65	556	2.26%			2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2013	3	39.46	125	1.32%			2.75%	38.03%
	2012	1	28.58	23	2.64%			2.75%	12.71%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2013	*-	25.83	12	1.94%			1.75%	(2.80)%
	2012	*-	26.58	13	2.61%			1.75%	3.64%
	2011	*-	25.64	12	4.22%			1.75%	(0.31)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2013	6	25.36	153	1.77%			2.35%	(3.39)%
	2012	5	26.25	139	2.31%			2.35%	3.01%
	2011	4	25.48	112	4.46%			2.35%	(0.92)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2013	*-	25.20	7	1.96%			2.55%	(3.59)%
	2012	*-	26.14	9	2.36%			2.55%	2.80%
	2011	*-	25.43	10	1.09%			2.55%	(1.12)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)
	2013	*-	25.75	9	1.52%			1.90%	(2.94)%
	2012	*-	26.54	2	0.30%			1.90%	3.48%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)
	2013	60	25.40	1,526	1.64%			2.55%	(3.59)%
	2012	21	26.35	543	1.25%			2.55%	2.80%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)
	2013	*-	25.29	3	1.91%			2.75%	(3.78)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2013	*-	36.13	8	2.32%			1.75%	27.22%
	2012	*-	28.40	7	3.05%			1.75%	9.11%
	2011	*-	26.03	6	1.55%			1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2013	8	35.25	290	2.09%			2.55%	26.18%
	2012	9	27.93	239	3.18%			2.55%	8.22%
	2011	4	25.81	101	1.57%			2.55%	3.29%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2013	4	35.03	131	2.90%			1.90%	27.02%
	2012	*-	27.58	7	2.64%			1.90%	8.95%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2013	16	$34.40	$550	2.25%			2.75%	25.92%
	2012	8	27.32	222	3.54%			2.75%	8.00%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2013	1	22.40	23	2.66%			1.75%	(6.43)%
	2012	1	23.94	24	2.58%			1.75%	19.52%
	2011	1	20.03	20	0.00%			1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2013	3	21.86	72	2.72%			2.55%	(7.19)%
	2012	3	23.55	64	5.61%			2.55%	18.55%
	2011	1	19.86	22	0.00%			2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)
	2013	3	26.18	82	4.64%			1.90%	(6.57)%
	2012	*-	28.02	7	4.31%			1.90%	19.34%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)
	2013	3	25.71	89	3.80%			2.75%	(7.38)%
	2012	1	27.76	22	3.80%			2.75%	18.30%
Vanguard Tax-Managed International ETF (Varoom)
	2013	1	30.26	21	2.98%			1.75%	19.98%
	2012	1	25.22	18	3.55%			1.75%	19.93%
	2011	1	21.03	14	0.01%			1.75%	(16.71)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2013	5	29.70	157	2.75%			2.35%	19.25%
	2012	6	24.91	144	6.94%			2.35%	19.19%
	2011	5	20.90	108	0.02%			2.35%	(17.22)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2013	*-	29.52	7	2.77%			2.55%	19.00%
	2012	*-	24.81	8	3.26%			2.55%	18.95%
	2011	*-	20.85	7	0.00%			2.55%	(17.39)%
Vanguard Tax-Managed International ETF (Varoom GLWB 3)
	2013	*-	34.12	8	2.24%			1.90%	19.80%
	2012	*-	28.48	2	1.93%			1.90%	19.74%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)
	2013	47	33.65	1,567	2.82%			2.55%	19.00%
	2012	20	28.28	563	5.07%			2.55%	18.95%
Vanguard Tax-Managed International ETF (Varoom GLWB 5)
	2013	1	33.51	41	2.79%			2.75%	18.76%
	2012	*-	28.22	4	5.87%			2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2013	1	28.12	18	4.00%			1.75%	(3.82)%
	2012	1	29.23	20	4.26%			1.75%	8.74%
	2011	1	26.88	19	3.06%			1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2013	1	27.43	29	3.89%			2.55%	(4.60)%
	2012	1	28.75	28	3.83%			2.55%	7.86%
	2011	1	26.66	26	1.42%			2.55%	6.19%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2013	1	26.53	24	6.45%			1.90%	(3.96)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2013	*-	$26.05	$9	4.47%			2.75%	(4.80)%
	2012	*-	27.37	8	2.80%			2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2013	*-	36.96	9	2.20%			1.75%	30.88%
	2012	*-	28.24	7	2.90%			1.75%	13.64%
	2011	*-	24.85	6	1.46%			1.75%	(0.89)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2013	4	36.06	140	2.04%			2.55%	29.82%
	2012	4	27.78	109	3.58%			2.55%	12.71%
	2011	1	24.64	21	2.05%			2.55%	(1.69)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2013	*-	37.36	14	2.66%			1.90%	30.68%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2013	6	36.69	216	2.15%			2.75%	29.55%
	2012	4	28.32	99	2.78%			2.75%	12.48%
Vanguard Mega Cap Index ETF (Varoom)
	2013	1	37.28	28	2.20%			1.75%	30.42%
	2012	1	28.59	22	2.57%			1.75%	13.43%
	2011	1	25.20	20	2.24%			1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2013	*-	36.37	13	2.05%			2.55%	29.36%
	2012	*-	28.12	11	2.28%			2.55%	12.50%
	2011	*-	24.99	11	1.90%			2.55%	(0.31)%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2013	1	36.67	48	2.06%			2.75%	29.10%
	2012	1	28.40	29	4.01%			2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2013	1	30.85	41	4.41%			2.55%	(0.11)%
	2012	1	30.88	34	6.06%			2.55%	14.29%
	2011	*-	27.02	5	2.53%			2.55%	5.81%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2013	1	30.56	18	6.15%			1.90%	0.56%
	2012	*-	30.39	6	3.83%			1.90%	15.05%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2013	5	30.01	136	5.38%			2.75%	(0.31)%
	2012	1	30.11	38	5.03%			2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2013	1	26.07	19	2.82%			1.75%	(3.89)%
	2012	1	27.13	19	3.51%			1.75%	2.05%
	2011	1	26.58	19	3.84%			1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2013	42	25.59	1,063	2.69%			2.35%	(4.48)%
	2012	36	26.79	964	3.43%			2.35%	1.43%
	2011	30	26.42	783	3.77%			2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2013	16	25.44	399	2.88%			2.55%	(4.67)%
	2012	13	26.68	335	4.74%			2.55%	1.22%
	2011	4	26.36	107	1.48%			2.55%	5.16%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
						Income
					Investment	Ratio as	Effect
		Units	Unit	Net Assets	Income	originally	of	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	reported (3)	Change (3)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2013	9	$24.62	$211	3.54%			1.90%	(4.04)%
	2012	1	25.66	14	2.21%			1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2013	437	24.29	10,602	2.72%			2.55%	(4.67)%
	2012	148	25.48	3,767	3.49%			2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2013	26	24.18	634	2.81%			2.75%	(4.87)%
	2012	10	25.42	247	3.99%			2.75%	1.01%
Vanguard VI Money Market (Varoom GLWB 3)
	2013	3	9.63	25	0.10%			1.90%	(1.79)%
	2012	3	9.81	25	0.14%			1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2013	*-	9.46	2	0.15%			2.75%	(2.65)%
	2012	*-	9.72	2	0.09%			2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2013	3	24.54	71	2.18%			1.90%	(1.76)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2013	1	24.18	19	1.47%			2.75%	(2.61)%
	2012	1	24.83	18	0.76%			2.75%	(0.67)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

(3) Certain Investment Income Ratios have been restated. See Note 1 for further discussion.

* - Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2013, 2012 and 2011
With Report of Independent Registered Public Accounting Firm

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 25, 2014

2

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,482,926	$2,310,803
Preferred and common stocks	27,681	22,058
Mortgage loans	38,360	26,383
Contract loans	42,891	44,979
Cash, cash equivalents and short-term investments	16,750	18,356
Receivable for securities	624	447
Securities lending reinvested collateral assets	40,799	45,046
Other invested assets	70,504	47,737
Total cash and invested assets	2,720,535	2,515,809

Investment income due and accrued	25,789	24,444
Net deferred income tax asset	12,534	7,813
Other admitted assets	8,831	8,755
Separate account assets	1,999,394	2,201,971
Total admitted assets	$4,767,083	$4,758,792

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,280,523	$2,149,717
Liability for deposit-type contracts	73,137	76,253
Policy and contract claims	97	107
Total policy and contract liabilities	2,353,757	2,226,077

General expense due and accrued	8	83
Current federal income taxes payable to parent	4,107	5,303
Transfer to (from) separate accounts due and accrued, net	(18,815)	(90,657)
Asset valuation reserve	51,509	43,246
Other liabilities	15,349	26,041
Payable for securities lending	40,799	45,046
Separate account liabilities	1,999,394	2,201,971
Total liabilities	4,446,108	4,457,110

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus (deficit)	6,747	(12,546)
Total capital and surplus	320,975	301,682
Total liabilities and capital and surplus	$4,767,083	$4,758,792

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$215,272	$204,106	$302,028
Net investment income	124,807	118,026	114,489
Considerations for supplementary contracts with life contingencies	12,023	10,719	10,427
Amortization of the interest maintenance reserve	945	2,182	1,772
Fees from management of separate accounts	6,396	6,048	6,094
Other revenues	1,214	1,269	1,391
Total premiums and other revenues	360,657	342,350	436,201

Benefits paid or provided:
Death benefits	6,840	4,289	4,737
Annuity benefits	87,645	96,479	86,484
Surrender benefits	331,785	347,971	347,304
Payments on supplementary contracts with life contingencies	5,965	5,028	4,805
Increase (decrease) in policy reserves and other policyholders’ funds	132,969	171,002	135,155
Total benefits paid or provided	565,204	624,769	578,485

Insurance expenses and other deductions:
Commissions	15,012	14,155	17,157
General expenses	13,832	13,421	19,203
Net transfers to (from) separate accounts	(288,284)	(365,336)	(229,349)
Other deductions	758	197	3,879
Total insurance expenses and other deductions	(258,682)	(337,563)	(189,110)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	54,135	55,144	46,826
Federal income tax expense (benefit), excluding tax on capital gains	20,292	14,267	12,266
Gain (loss) from operations before net realized capital gains (losses)	33,843	40,877	34,560
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	530	373	(3,931)
Net income (loss)	$34,373	$41,250	$30,629

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)

Balance, January 1, 2011	$2,000	$312,228	$(62,243)	$251,985
Net income (loss)	—	—	30,629	30,629
Change in net deferred income tax	—	—	(1,544)	(1,544)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(543))	—	—	(1,007)	(1,007)
Net change in nonadmitted assets and related items	—	—	1,855	1,855
Change in asset valuation reserve	—	—	(4,722)	(4,722)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	592	592
Change in surplus in separate accounts	—	—	(5,264)	(5,264)
Balance, December 31, 2011	2,000	312,228	(41,704)	272,524
Net income (loss)	—	—	41,250	41,250
Change in net deferred income tax	—	—	(6,058)	(6,058)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,797)	—	—	5,194	5,194
Net change in nonadmitted assets and related items	—	—	3,759	3,759
Change in asset valuation reserve	—	—	(18,912)	(18,912)
Change in surplus in separate accounts	—	—	3,925	3,925
Balance, December 31, 2012	2,000	312,228	(12,546)	301,682
Net income (loss)	—	—	34,373	34,373
Change in net deferred income tax	—	—	7,609	7,609
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,888)	—	—	5,363	5,363
Net change in nonadmitted assets and related items	—	—	(21,131)	(21,131)
Change in asset valuation reserve	—	—	(8,263)	(8,263)
Change in surplus in separate accounts	—	—	1,342	1,342
Balance, December 31, 2013	$2,000	$312,228	$6,747	$320,975

See accompanying notes.

5

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$227,295	$214,825	$312,455
Net investment income received	123,064	121,674	111,381
Benefits paid	(434,313)	(456,549)	(446,465)
Net transfers from (to) separate accounts	353,403	346,966	226,622
Commissions and expense paid	(35,223)	(27,648)	(32,044)
Federal income taxes recovered (paid)	(18,919)	(5,152)	(17,230)
Other, net	7,611	7,317	7,485
Net cash provided by operating activities	222,918	201,433	162,204

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	708,144	534,882	543,608
Preferred and common stocks	483	1	—
Mortgage loans	444	416	389
Other invested assets	14,276	8,826	73,130
Net gains (losses) on cash, cash equivalents and short-term investments	1	4	—
Miscellaneous proceeds	4,247	3,220	—
Net proceeds from investments sold, matured or repaid	727,595	547,349	617,127

Cost of investments acquired:
Debt securities	(897,783)	(705,013)	(717,370)
Preferred and common stocks	—	—	(480)
Mortgage loans	(12,421)	—	—
Other invested assets	(31,232)	(16,186)	(13,068)
Miscellaneous applications	(3,332)	(23,867)	(1,310)
Total cost of investments acquired	(944,768)	(745,066)	(732,228)

Net change in policy and other loans	2,088	(984)	(1,564)
Net cash used in investing activities	(215,085)	(198,701)	(116,665)

Miscellaneous activities
Capital contributions	—	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(3,116)	(5,949)	465
Other cash provided (applied)	(6,323)	26,432	(71,673)
Net cash provided by (used in) miscellaneous activities	(9,439)	20,483	(71,208)

Net change in cash, cash equivalents and short-term investments	(1,606)	23,215	(25,669)
Cash, cash equivalents and short-term investments:
Beginning of year	18,356	(4,859)	20,810
End of year	$16,750	$18,356	$(4,859)

See accompanying notes.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2013, approximately 92.8% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

·                  The extent and length of time the fair value has been below the book/adjusted carrying value;

·                  The reasons for the decline in value;

·                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

·                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

·                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

·                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally certain bonds, pursuant to New York law, and negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2013	2012
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$320,975	$301,682
Adjustments to customer deposits	(71,599)	(77,197)
Adjustments to invested asset carrying values	220,512	376,303
Federal income taxes	(81,010)	(121,091)
Asset valuation reserve	51,509	43,246
Value of insurance in force	832	1,353
Deferred policy acquisition costs	52,286	21,815
Deferred sales inducements	6,460	3,610
Other, net	220	199
Stockholder’s equity, GAAP basis	$500,185	$549,920

	2013	2012	2011
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$34,373	$41,250	$30,629
Deferred policy acquisition costs, net of amortization	(6,823)	(9,872)	(6,752)
Deferred sales inducements, net of amortization	(1,847)	(1,237)	(638)
Adjustments to customer deposits	5,099	5,964	(11,516)
Adjustments to invested asset carrying values at acquisition date	(3,277)	490	340
Amortization of value of insurance in force	(1,511)	(1,547)	(1,494)
Amortization of interest maintenance reserve	(945)	6,235	(1,772)
Adjustments for realized investment gains/losses	(913)	(4,074)	2,962
Adjustments for federal income tax expense	3,260	(4,624)	5,477
Net income (loss), GAAP basis	$27,416	$32,585	$17,236

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $39.9 million and $22.4 million in the general and separate account, respectively. At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $44.1 million and $13.3 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2013 and 2012, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2013 and 2012, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2013, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2013, the fair value of the total collateral is $40.8 million and $22.9 million, in the general and separate account, respectively, which is all managed by an unaffiliated agent. At December 31, 2012, the fair value of the total collateral was $45.8 million and $13.8 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2013:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	63,670	63,670
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$63,670	$63,670

At December 31, 2013, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $63.7 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2013 financial statement presentation.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2014.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$19,029	$671	$(5)	$19,695
Debt securities issued by states of the U.S. and political subdivisions of the states	24,568	1,048	(139)	25,477
Corporate securities	1,591,929	111,244	(11,797)	1,691,376
Commercial mortgage-backed securities	285,314	6,803	(2,742)	289,375
Residential mortgage-backed securities	374,599	17,407	(9,980)	382,026
Asset-backed securities	187,487	2,403	(4,863)	185,027
Total	$2,482,926	$139,576	$(29,526)	$2,592,976

At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$58,878	$1,338	$(145)	$60,071
Debt securities issued by states of the U.S. and political subdivisions of the states	26,388	2,600	—	28,988
Corporate securities	1,442,947	175,745	(722)	1,617,970
Commercial mortgage-backed securities	274,896	15,891	(28)	290,759
Residential mortgage-backed securities	409,930	23,628	(6,649)	426,909
Asset-backed securities	97,764	3,688	(1,697)	99,755
Total	$2,310,803	$222,890	$(9,241)	$2,524,452

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $223.3 million and $222.4 million, respectively, and an aggregate fair value of $235.6 million and $233.9 million, respectively. Such holdings amount to 9.0% and 9.6%, respectively, of the Company’s investment in debt securities and 4.7% and 4.7%, respectively, of the Company’s total admitted assets as of December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$9,153	$—	$27,681

At December 31, 2012:
Preferred stocks	$479	$17	$—	$496

Common stocks, unaffiliated	$18,528	$3,051	$—	$21,579

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$3,953	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(139)	4,858	—	—
Corporate securities	(11,693)	331,453	(104)	2,563
Commercial mortgage-backed securities(1)	(2,742)	84,242	—	403
Residential mortgage-backed securities(1)	(7,058)	152,489	(2,922)	27,179
Asset-backed securities(1)	(4,863)	128,687	—	—
Total	$(26,500)	$705,682	$(3,026)	$30,145

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(145)	$29,717	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(446)	41,279	(276)	4,938
Commercial mortgage-backed securities(1)	(28)	9,000	—	—
Residential mortgage-backed securities(1)	(649)	40,416	(6,000)	49,258
Asset-backed securities(1)	—	466	(1,697)	19,577
Total	$(1,268)	$120,878	$(7,973)	$73,773

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2013 and 2012, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 3.9% and 4.5% of the carrying value of these securities at December 31, 2013 and 2012, respectively. At December 31, 2013, there were a total of 277 securities held that are considered temporarily impaired, of which 26 have been impaired for

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

12 months or longer. At December 31, 2012, there were a total of 91 securities held that are considered temporarily impaired, of which 47 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $0.9 million, $3.5 million, and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following is a list of each loan-backed security held at December 31, 2013, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2013, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
(In Thousands)

For the year ended December 31, 2013:

12628KAF9	$3,814	$3,661	$153	$3,661	$2,825	12/31/2013
126378AD0	498	491	7	491	376	12/31/2013
12668ANW1	708	702	6	702	683	12/31/2013
126694HK7	1,673	1,661	12	1,661	1,661	12/31/2013
225470VY6	717	696	21	696	667	12/31/2013
251510FX6	520	512	8	512	461	12/31/2013
32051GRW7	1,514	1,497	17	1,497	1,461	12/31/2013
32051GSD8	303	296	7	296	285	12/31/2013
3622MPAP3	722	715	7	715	278	12/31/2013
45660LS83	687	678	9	678	667	12/31/2013
52522HAN2	1,307	1,155	152	1,155	1,089	12/31/2013
52523KAJ3	1,336	1,332	4	1,332	1,032	12/31/2013

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2013 (continued):

75970JAD8	$234	$230	$4	$230	$200	12/31/2013
75970QAD2	1,108	1,107	1	1,107	944	12/31/2013
759950GY8	741	728	13	728	625	12/31/2013
76111XZU0	905	827	78	827	808	12/31/2013
863579P85	264	260	4	260	261	12/31/2013
872225AF4	13	3	10	3	1	12/31/2013
93935WAD6	2,231	2,179	52	2,179	1,977	12/31/2013
126378AD0	532	507	25	507	383	09/30/2013
52523KAJ3	1,423	1,348	75	1,348	890	09/30/2013
93935WAD6	2,485	2,315	170	2,315	2,062	09/30/2013
32051GSD8	346	338	8	338	323	6/30/2013
576434RW6	654	622	32	622	386	6/30/2013
Total	XXX	XXX	$875	XXX	XXX

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2013, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2013, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$133,104	$135,200
After one through five	663,729	724,287
After five through ten	680,729	701,383
After ten	157,964	175,678
Mortgage-backed securities/asset-backed securities	847,400	856,428
Total	$2,482,926	$2,592,976

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2013, 2012 and 2011 were $403.9 million, $351.7 million, and $304.5 million; gross gains of $4.8 million, $6.5 million, and $3.5 million; and gross losses of $8.1 million, $2.4 million, and $1.0 million were realized on these sales in 2013, 2012, and 2011, respectively.

Proceeds from the sales of investments in equity securities during 2013, 2012 and 2011 were $0.5 million, $0.0 million, and $0.0 million; there were no gross gains and no gross losses realized on these sales in 2013, 2012 and 2011, respectively.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Realized capital gains (losses)	$(3,851)	$502	$(732)
Less amount transferred to IMR (net of related taxes (benefits) of $(976) in 2013, $1,472 in 2012, and $1,192 in 2011)	(1,812)	2,734	2,213
Less federal income tax expense (benefit) of realized capital gains (losses)	(2,569)	(2,605)	986
Net realized capital gains (losses)	$530	$373	$(3,931)

Net investment income consisted of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Debt securities	$114,269	$111,974	$110,003
Equity securities	335	232	9
Mortgage loans	2,304	1,806	1,832
Policy loans	3,300	3,506	3,392
Cash, cash equivalents and short-term investments	41	63	91
Other invested assets	6,247	2,343	1,242
Other	561	165	89
Gross investment income	127,057	120,089	116,658
Investment expenses	2,250	2,063	2,169
Net investment income	$124,807	$118,026	$114,489

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2013, 100% of such mortgages, or $38.4 million, involved properties located in Ohio, Illinois, and Texas. Such investments consist primarily of first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $22.6 million. During 2013, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2013, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

·                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

·                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include industrial and miscellaneous and residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

·                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Residential mortgage-backed securities	252	—	252	—
Common stocks, unaffiliated	27,681	27,681	—	—
Separate account assets*	415,040	415,040	—	—
Total assets	$445,348	$442,721	$2,627	$—

At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,159	$—	$2,159	$—
Residential mortgage-backed securities	2,932	—	2,932	—
Common stocks, unaffiliated	21,579	21,579	—	—
Separate account assets*	377,690	374,601	3,089	—
Total assets	$404,360	$396,180	$8,180	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset (Liability) as of
	January 1, 2012	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$3,996	$(786)	$669	$(385)	$—	$(3,494)	$—
Separate account assets	5,964	3,208	—	(713)	—	(8,459)	—
Total assets	$9,960	$2,422	$669	$(1,098)	$—	$(11,953)	$—

*     Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(385)	$(385)
Separate account assets	—	—	—	(713)	(713)
Total	$—	$—	$—	$(1,098)	$(1,098)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
December 31, 2013
Assets:
Bonds	$2,482,926	$2,603,146	$19,695	$2,509,121	$74,330
Common stock, unaffiliated	27,681	27,681	27,681	—	—
Preferred stock	—	—	—	—	—
Mortgage loans	38,360	38,791	—	—	38,791
Cash, cash equivalents and short-term investments	16,750	16,750	16,750	—	—
Other invested assets, surplus notes	2,058	2,243	—	2,243	—
Securities lending reinvested collateral assets	40,799	40,799	40,799	—	—
Separate account assets	1,999,394	2,105,635	454,987	1,490,909	159,739

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$2,004,720	$2,156,349	$—	$—	$2,156,349
Securities lending liability	40,799	40,799	—	—	40,799
Separate acct. liabilities*	1,548,877	1,727,609	—	—	1,727,609

December 31, 2012
Assets:
Bonds	$2,310,803	$2,524,453	$60,071	$2,370,508	$93,874
Common stock, unaffiliated	21,579	21,579	21,579	—	—
Preferred stock	479	496	—	496	—
Mortgage loans	26,383	27,639	—	—	27,639
Cash, cash equivalents and short-term investments	18,356	18,356	18,356	—	—
Other invested assets, surplus notes	2,059	2,313	—	2,313	—
Securities lending reinvested collateral assets	45,046	45,773	45,773	—	—
Separate account assets	2,201,971	2,372,367	386,406	1,818,779	167,182

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,892,429	$2,136,618	$—	$—	$2,136,618
Securities lending liability	45,046	45,046	—	—	45,046
Separate acct. liabilities*	1,726,728	1,933,301	—	—	1,933,301

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company had $0.5 million and $0.0 million receivable from parent, subsidiaries and affiliates as of December 31, 2013 and 2012, respectively. The Company had $1.0 million and $1.2 million payable to parent, subsidiaries and affiliates as of December 31, 2013 and 2012, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company paid no dividends during 2013, 2012 and 2011.

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Direct premiums	$215,386	$204,218	$302,159
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(114)	(112)	(131)
Net premiums	$215,272	$204,106	$302,028

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	143	187	267
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	710	1,042	1,657
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	—	—	—

In 2013, 2012 and 2011, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2013, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2013, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2013, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2013, if all reinsurance agreements were cancelled.

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $4.1 million and $5.3 million at December 31, 2013 and 2012, respectively. The tax years of 2013, 2012, 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2013; in the event of future net losses, is $15.9 million, $17.0 million, and $17.3 million from 2013, 2012 and 2011, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2013 (in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$28,882	$—	$28,882
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	28,882	—	28,882
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	28,882	—	28,882
(f)	Deferred tax liabilities	6,884	9,464	16,348
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$21,998	$(9,464)	$12,534

		12/31/2012 (in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$21,737	$1,256	$22,993
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	21,737	1,256	22,993
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	21,737	1,256	22,993
(f)	Deferred tax liabilities	8,034	7,146	15,180
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$13,703	$(5,890)	$7,813

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
Change:

(a) Gross deferred tax assets	$7,145	$(1,256)	$5,889
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a — b)	7,145	(1,256)	5,889
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c — d)	7,145	(1,256)	5,889
(f) Deferred tax liabilities	(1,150)	2,318	1,168
(g) Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$8,295	$(3,574)	$4,721

			12/31/2013 (in thousands)
			(1)	(2)	(3)
					(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$13,082	$—	$13,082
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	46,266
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		15,800	—	15,800
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$28,882	$—	$28,882

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	12/31/2012 (in thousands)
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$9,437	$—	$9,437
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	44,248
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	12,300	1,256	13,556
(d) Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$21,737	$1,256	$22,993

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$3,645	$—	$3,645
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	2,018
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	3,500	(1,256)	2,244
(d) Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) +(b) + (c))	$7,145	$(1,256)	$5,889

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2013	2012
		(in thousands)

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	980%	870%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$36,745	$44,248

		12/31/2013
		(1)	(2)

		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$28,882	$—
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$28,882	$—
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%

		12/31/2012
		(3)	(4)

		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$21,737	$1,256
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$21,737	$1,256
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$7,145	$(1,256)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$7,145	$(1,256)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components (in thousands):

(1)                                 Current income tax

	12/31/2013	12/31/2012	12/31/2011
	(in thousands)
(a) Federal	$17,840	$14,600	$12,215
(b) Foreign	—	—	—
(c) Subtotal	17,840	14,600	12,215
(d) Federal income tax on net capital gains	(2,569)	(2,605)	986
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	2,452	(333)	51
(g) Federal and foreign income taxes incurred	$17,723	$11,662	$13,252

(2)                                 Deferred tax assets

			(3)
	(1)	(2)	(Col 1-2)
	12/31/2013	12/31/2012	Change
	(in thousands)
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium revenue	—	—	—
(3) Policyholder reserves	13,974	14,384	(410)
(4) Investments	2,399	(657)	3,056
(5) Deferred acquisition costs	6,413	6,855	(442)
(6) Policyholder dividends accrual	—	—	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables – nonadmitted	—	—	—
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	—	1,155	(1,155)
(14) Other nonadmitted assets	6,096	—	6,096
(99) Subtotal	28,882	21,737	7,145
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	—	—	—
(d) Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	28,882	21,737	7,145
(e) Capital:
(1) Investments	—	1,256	(1,256)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal	—	1,256	(1,256)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99 – 2f – 2g)	—	1,256	(1,256)
(i) Admitted deferred tax assets (2d + 2h)	$28,882	$22,993	$5,889

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

(3)                                 Deferred tax liabilities

			(3)
	(1)	(2)	(Col 1-2)
	12/31/2013	12/31/2012	Change
	(in thousands)
(a) Ordinary:
(1) Investments	$3,057	$3,426	$(369)
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	3,800	4,608	(808)
(5) Other	27	—	27
(99) Subtotal	6,884	8,034	(1,150)
(b) Capital:
(1) Investments	9,464	7,146	2,318
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal	9,464	7,146	2,318
(c) Deferred tax liabilities (3a99 + 3b99)	$16,348	$15,180	$1,168

(4) Net deferred tax assets (liabilities) (2i – 3c)	$12,534	$7,813	$4,721

Among the more significant book to tax adjustments were the following:

	12/31/2013	Effective Tax Rate	12/31/2012	Effective Tax Rate	12/31/2011	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$18,947	35.00%	$19,300	35.00%	$16,389	35.00%
Dividend received deduction	(198)	(0.37)	(827)	(1.50)	(708)	(1.51)
Tax credits	—	0.00	—	0.00	(33)	(0.07)
Nonadmitted	(6,096)	(11.26)	—	0.00	—	0.00
Other	(1,191)	(2.20)	(929)	(1.69)	(596)	(1.27)
Total statutory income taxes	$11,462	21.17%	$17,544	31.81%	$15,052	32.15%

Federal and foreign income taxes incurred	$20,292	37.48%	$14,267	25.87%	$12,266	26.20%
Change in net deferred income taxes*	(8,830)	(16.31)	3,277	5.94	2,786	5.95
Total statutory income taxes	$11,462	21.17%	$17,544	31.81%	$15,052	32.15%

*      Excludes change in net deferred income taxes on realized gains/losses of $1,221, $2,781 and $(1,242) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2013 and 2012, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least 30 days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance. A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. The Company believes it is probable that the total guarantee fund assessment incurred will be $13.0 million. For the year ended December 31, 2013, the Company paid $5.9 million towards this assessment. As of December 31, 2013, the Company has a remaining liability of $7.1 million, which is to be paid at the request of the Life Insurance Company Guarantee Corporation of New York, on behalf of the NYLB, with an offsetting premium tax recoverable of $8.5 million, which is expected to be recognized over the next 25 years. The Company has reflected these amounts on its balance sheet in the taxes, licenses and fees due or accrued line in the liabilities section of the balance sheet and the guaranty fund receivable line on the asset section of the balance sheet, respectively.

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. The amount of loss that the Company will ultimately recognize as a result of these audits cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders. The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions. The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2013, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2013, the Company has future commitments to provide additional capital contributions of $19.1 million to private equity joint ventures, limited partnerships and limited liability companies.

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2013, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$80	$1,548,877	$—	$1,548,957	36.8%
At book value less current surrender charge of 5% or more	988,761	—	—	988,761	23.5
At fair value	—	—	408,611	408,611	9.7
Total with adjustment or at market value	988,841	1,548,877	408,611	2,946,329	70.0
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	941,034	—	—	941,034	22.3
Not subject to discretionary withdrawal	325,836	—	—	325,836	7.7
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,255,711	1,548,877	408,611	4,213,199	100.0%
Less reinsurance ceded	415	—	—	415
Net annuity reserves and deposit-type contract liabilities	$2,255,296	$1,548,877	$408,611	$4,212,784

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts consist of non-indexed, guaranteed rate options that include a market value adjustment. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted periodically to the current account value. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2013, the Company’s general account had a maximum guarantee for separate account liabilities of $7.8 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.5 million, $0.5 million, $0.2 million, and $0.2 million in 2013, 2012, 2011, and 2010, respectively. The Company’s general account paid $0.2 million, $0.8 million, $0.8 million, and $1.1 million towards separate account guarantees in 2013, 2012, 2011, and 2010, respectively.

46

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2013, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$88,121	$971	$33,478	$122,570

Reserves for separate accounts with assets at:
Fair value	$—	$—	$408,611	$408,611
Amortized cost	1,224,725	324,152	—	1,548,877
Total reserves	$1,224,725	$324,152	$408,611	$1,957,488

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,224,725	$324,152	$—	$1,548,877
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	408,611	408,611
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,224,725	324,152	408,611	1,957,488
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,224,725	$324,152	$408,611	$1,957,488

47

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2013, is presented below:

2013
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$122,570
Transfers from separate accounts	412,090
Net transfers to (from) separate accounts	(289,520)

Reconciling adjustments:
Policy deductions and other expenses	145
Bonus account value	—
Other changes in surplus in Separate Accounts Statement	1,342
Other account adjustments	(251)
Transfers as reported in the Summary of Operations of the Company	$(288,284)

48

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2013

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$50,624	$52,128	$50,624
States, municipalities and political subdivisions	394,577	395,731	394,577
Foreign governments	87,803	91,572	87,803
All other corporate bonds	1,960,245	2,063,715	1,960,245
Total fixed maturities	2,493,249	2,603,146	2,493,249

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,528	27,681	27,681

Mortgage loans on real estate	38,360		38,360
Policy loans	42,891		42,891
Other long-term investments	45,804		45,804
Cash, cash equivalents and short-term investments	57,549		57,549
Total investments	$2,696,381		$2,705,534

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

49

National Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2013
Individual life	$159,492	$—	$5	$25,996	$10,978	$34,076	$907
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,121,031	—	92	201,299	111,447	531,128	11,433
Corporate and other	—	—	—	—	2,382	—	1,492
	$2,280,523	$—	$97	$227,295	$124,807	$565,204	$13,832

Year ended December 31, 2012
Individual life	$140,142	$—	$2	$17,705	$10,273	$25,987	$475
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,009,575	—	105	197,120	107,753	598,782	12,946
Corporate and other	—	—	—	—	—	—	—
	$2,149,717	$—	$107	$214,825	$118,026	$624,769	$13,421

Year ended December 31, 2011
Individual life	$125,528	$—	$1	$10,402	$10,131	$18,065	$491
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,855,942	—	126	302,053	104,358	560,420	18,712
Corporate and other	—	—	—	—	—	—	—
	$1,981,470	$—	$127	$312,455	$114,489	$578,485	$19,203

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

50

National Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2013
Life insurance in force	$140,413	$5,980	$—	$134,433	0%
Premiums:
Individual life	$26,017	$21	$—	$25,996	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	201,392	93	—	201,299	0%
	$227,409	$114	$—	$227,295	0%

Year ended December 31, 2012
Life insurance in force	$122,064	$6,836	$—	$115,228	0%
Premiums:
Individual life	$17,728	$23	$—	$17,705	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	197,209	89	—	197,120	0%
	$214,937	$112	$—	$214,825	0%

Year ended December 31, 2011
Life insurance in force	$112,544	$7,598	$—	$104,946	0%
Premiums:
Individual life	$10,427	$25	$—	$10,402	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	302,159	106	—	302,053	0%
	$312,586	$131	$—	$312,455	0%

51

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2013, 2012 and 2011
With Report of Independent Registered Public
Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the statutory-basis financial statements, the Company changed its method of accounting for pensions and for postretirement benefits other than pensions as a result of the adoptions of Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, A Replacement of SSAP No. 89” and Statement of Statutory Accounting Principles No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14.” both effective January 1, 2013 .  Our opinion is not modified with respect to this matter.

/s/ Eunst & Young LLP

April 25, 2014

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,220,000	$3,385,055
Preferred and common stocks	1,576,554	1,127,726
Investments in common stocks of subsidiaries	2,095,469	1,840,188
Mortgage loans	17,821	31,793
Policy loans	174,288	175,190
Real estate:
Properties held for the production of income	3,269	3,249
Properties occupied by the Company	27,274	27,386
Properties held for sale	—	424
Cash, cash equivalents and short-term investments	225,014	118,438
Receivable for securities	1,823	3,386
Derivatives	36,960	—
Securities lending reinvested collateral assets	24,147	21,522
Other invested assets	910,242	808,022
Total cash and invested assets	8,312,861	7,542,379

Investment income due and accrued	43,430	42,407
Premiums deferred and uncollected	53,076	53,800
Current federal income taxes recoverable	5,658	15,082
Net deferred income tax asset	—	75,635
Receivables from parent, subsidiaries and affiliates	19,302	52,897
Other admitted assets	20,425	24,974
Separate account assets	950,530	805,137
Total admitted assets	$9,405,282	$8,612,311

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,648,765	$2,640,979
Accident and health reserves	221,970	217,500
Liability for deposit-type contracts	243,598	254,300
Policy and contract claims	70,762	64,242
Dividends payable to policyholders	41,418	41,007
Premiums received in advance	5,236	4,778
Total policy and contract liabilities	3,231,749	3,222,806

General expense due and accrued	20,494	11,104
Net deferred income tax liability	41,645	—
Transfer to (from) separate accounts due and accrued, net	(896)	—
Asset valuation reserve	312,001	237,904
Interest maintenance reserve	37,788	40,426
Other liabilities	199,577	228,715
Liability for postretirement benefits other than pensions	199,500	229,366
Derivatives	10,607	1,098
Payable for securities lending	191,276	107,218
Separate account liabilities	950,530	805,137
Total liabilities	5,194,271	4,883,774

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,155,008	3,672,534
Total capital and surplus	4,211,011	3,728,537
Total liabilities and capital and surplus	$9,405,282	$8,612,311

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$266,831	$279,169	$280,357
Net investment income	322,805	279,174	442,613
Considerations for supplementary contracts with life contingencies	26	—	12
Amortization of the interest maintenance reserve	3,051	3,269	3,417
Commissions and expenses on reinsurance ceded	248	272	298
Other revenues	4,967	1,413	147
Total premiums and other revenues	597,928	563,297	726,844

Benefits paid or provided:
Death benefits	178,356	155,765	138,254
Annuity benefits	93,837	97,039	94,425
Disability and accident and health benefits	19,492	23,705	22,093
Surrender benefits	81,891	113,907	130,229
Payments on supplementary contracts with life contingencies	650	702	735
Other benefits	15,627	6,632	6,285
Increase in policy reserves and other policyholders’ funds	21,663	27,356	22,050
Total benefits paid or provided	411,516	425,106	414,071

Insurance expenses and other deductions:
Commissions	29,110	31,636	34,390
Commissions and expenses on reinsurance assumed	1,700	1,814	1,949
General expenses	124,880	148,016	156,339
Net transfers to (from) separate account	(49,709)	(47,129)	(44,507)
Reserve adjustments on reinsurance assumed	(71,897)	(108,494)	(130,363)
Other deductions	80,477	54,690	27,503
Total insurance expenses and other deductions	114,561	80,533	45,311

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	71,851	57,658	267,462

Dividends to policyholders	58,404	58,121	58,191
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	13,447	(463)	209,271
Federal income tax expense (benefit), excluding tax on capital gains	20,887	22,591	(13,506)
Gain (loss) from operations before net realized capital gains (losses)	(7,440)	(23,054)	222,777
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	98,014	34,212	53,829
Net income (loss)	$90,574	$11,158	$276,606

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2011	$1,000	$25,003	$3,507,603	$3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	1,000	25,003	3,528,554	3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	1,000	55,003	3,672,534	3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in penison liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation			104,383	104,383
Capital contribution	—	—		—
Balance, December 31, 2013	$1,000	$55,003	$4,155,008	$4,211,011

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$273,414	$276,802	$281,647
Net investment income received	299,503	283,237	446,308
Benefits paid	(400,130)	(266,879)	(353,438)
Net transfers from (to) separate accounts	48,813	47,129	44,507
Commissions and expense paid	(69,361)	(170,542)	(142,431)
Dividends paid to policyholders	(57,993)	(58,206)	(58,303)
Federal income taxes recovered (paid)	(51,664)	(62,946)	22,074
Other, net	5,214	203	(5,160)
Net cash from (for) operations	47,796	48,798	235,204

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	755,524	1,015,903	833,469
Preferred and common stocks	884,423	423,749	335,578
Mortgage loans	13,972	5,832	1,794
Real estate	—	6,710	55,450
Other invested assets	99,765	117,553	161,358
Net gains (losses) on cash, cash equivalents and short-term investments	9	26	100
Miscellaneous proceeds	11,856	—	2,018
Net proceeds from investments sold, matured or repaid	1,765,549	1,569,773	1,389,767

Cost of investments acquired:
Debt securities	(596,233)	(1,046,066)	(810,740)
Preferred and common stocks	(1,076,369)	(474,934)	(298,299)
Mortgage loans	—	—	(914)
Real estate	(1,015)	(7,459)	(28,063)
Other invested assets	(143,590)	(157,478)	(98,525)
Miscellaneous applications	(8,874)	(5,268)	56
Total cost of investments acquired	(1,826,081)	(1,691,205)	(1,236,485)

Net change in policy and other loans	902	(1,462)	(3,128)
Net cash from (for) investments	(59,630)	(122,894)	150,154

Financing activities
Capital paid in	—	30,000	—
Net deposits on deposit-type contract funds and other insurance liabilities	(10,702)	(428)	1,377
Dividends paid to stockholder	(231)	—	(118,321)
Other cash provided (applied)	129,343	(98,539)	(155,646)
Net cash from (for) financing and miscellaneous sources	118,410	(68,967)	(272,590)

Net change in cash, cash equivalents and short-term investments	106,576	(143,063)	112,768
Cash, cash equivalents and short-term investments:
Beginning of year	118,438	261,501	148,733
End of year	$225,014	$118,438	$261,501

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$(49,769)	$—	$(33,679)
Capital contribution to Columbus Life Insurance Company in the form of common stock	$(49,012)	$—	$—
Dividend from Columbus Life Insurance Company in the form of debt securities	$—	$—	$17,479

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 44 states and the District of Columbia. For the year ended December 31, 2013, approximately 63.3% of the gross premiums and annuity considerations for the Company were derived from Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,193.9 million and $2,240.0 million were allocated to the Closed Block as of December 31, 2013 and 2012, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

·                  The extent and length of time the fair value has been below the book/adjusted carrying value;

·                  The reasons for the decline in value;

·                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

·                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

·                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

·                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is non-admitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2013	2012*
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,211,011	$3,728,537
Deferred policy acquisition costs	238,194	210,119
Policy reserves	44,733	26,601
Asset valuation and interest maintenance reserves	349,789	278,330
Unrecognized benefit plan adjustments	21,642	(123,328)
Employee benefits	(86,619)	(81,112)
Income taxes	(171,880)	(155,286)
Net unrealized on available-for-sale securities	348,135	583,574
Subsidiary equity	1,174,658	1,517,307
Policyholder dividend obligation	(241,131)	(423,334)
Subsidiary reinsurance recoverable	151,791	147,776
Other, net	40,230	139,856
Stockholder’s equity, GAAP basis	$6,080,553	$5,849,040

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2013	2012*	2011*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$90,574	$11,158	$276,606
Deferred policy acquisition costs	2,482	7,026	1,245
Policy reserves	11,417	2,933	(7,374)
Employee benefits	(2,922)	4,284	2,925
Income taxes	(10,937)	11,882	(16,366)
Interest maintenance reserve	(2,638)	1,676	(1,794)
SAP vs. GAAP subsidiary income	215,250	256,756	179,300
Other invested assets adjustments	35,785	(21,970)	15,223
Investment write-downs	697	341	4,896
Income from subsidiary reinsurance	3,741	2,167	(4,310)
Realized gains and losses	(3,628)	(2,896)	—
Dividends from subsidiaries	—	—	(150,000)
Other, net	43,199	9,320	(28,065)
Net income (loss), GAAP basis	$383,020	$282,677	$272,286

* Effective January 1, 2012, the Company changed its method of accounting for the cost of long duration universal life and traditional life reinsurance contracts. In conjunction with this change, changes were also made to the Company’s accounting policy regarding estimated gross profits/margins and excess reserves established in accordance with SOP 03-1. In addition, it was determined that additional reserves were needed in accordance with SOP 03-1.  The Company’s 2011 and 2012 financial statements have been restated to reflect the change in accounting and correction of an error to each year in order to present comparable financial statement data.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2013	2012
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.9%	10.2%
1941 Standard Industrial, 2-1/2% – 3-1/2%	13.9	14.4
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	23.7	24.5
1980 Commissioners Standard Ordinary, 4% – 6%	38.1	37.6
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	7.7	6.2
Other, 2-1/2% – 6%	5.0	5.3
	98.3	98.2
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.7	1.8
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2013 and 2012, reserves of $24.1 million and $26.3 million, respectively, were recorded on in-force amounts of $1,247.7 million and $1,327.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2013 and 2012. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $186.7 million and $61.0 million in the general and separate account, respectively. At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $104.5 million and $12.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2013 and 2012, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2013 and 2012, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2013, the collateral for all securities on loan could be requested to be returned on demand by the owner. At December 31, 2013, the fair value of the total collateral in the general account was $190.9 million, $166.7 million of which was managed by an affiliated agent and $24.2 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $62.5 million, which was all managed by an unaffiliated agent. At December 31, 2012, the fair value of the total collateral in the general account was $107.2 million, $85.3 million of which was managed by an affiliated agent and $21.8 million of

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $12.7 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	179,997	179,996
31 to 60 days	13,504	13,504
61 to 90 days	12,810	12,813
91 to 120 days	2,568	2,567
121 to 180 days	1,045	1,045
181 to 365 days	7,873	7,874
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	35,600	35,604
Total collateral	$253,397	$253,403

At December 31, 2013, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $253.8 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $5.7 million to surplus through the Change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

transition is $48.7 million.  As a result, the Company anticipated that the remaining $32.6 million surplus impact from the election of the transition deferral in SSAP 102 would be recognized in 2014. However, due to favorable assumption changes at December 31, 2013, the entire amount was recognized in 2013.

As a result of the adoption of SSAP 102, the Company will no longer carry a non-admitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in non-admitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the Cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2013 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2014.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$78,143	$3,009	$(338)	$80,814
Debt securities issued by states of the U.S. and political subdivisions of the states	42,401	1,244	(1,286)	42,359
Corporate securities	2,176,867	284,031	(12,308)	2,448,590
Commercial mortgage-backed securities	137,534	5,101	(1,011)	141,624
Residential mortgage-backed securities	578,360	18,828	(13,085)	584,103
Asset-backed securities	206,695	5,504	(1,504)	210,695
Total	$3,220,000	$317,717	$(29,532)	$3,508,185

At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$86,011	$4,763	$(29)	$90,745
Debt securities issued by states of the U.S. and political subdivisions of the states	41,045	3,299	—	44,344
Corporate securities	2,173,597	477,446	(1,265)	2,649,778
Commercial mortgage-backed securities	196,936	12,033	(109)	208,860
Residential mortgage-backed securities	701,914	32,214	(12,337)	721,791
Asset-backed securities	185,552	14,209	(1)	199,760
Total	$3,385,055	$543,964	$(13,741)	$3,915,278

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $199.9 million and $276.2 million, respectively, and an aggregate fair value of $203.0 million and $275.2 million, respectively. Such holdings amounted to 6.2% and 8.2%, respectively, of the Company’s investments in debt securities and 2.1% and 3.2%, respectively, of the Company’s total admitted assets as of December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$11,577	$78	$(238)	$11,417

Common stocks, unaffiliated	$953,585	$526,011	$(6,091)	$1,473,505
Common stocks, mutual funds	78,251	13,310	(89)	91,472
Common stocks, subsidiaries	1,524,549	570,920	—	2,095,469
	$2,556,385	$1,110,241	$(6,180)	$3,660,446

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$112	$—	$—	$112

Common stocks, unaffiliated	$737,810	$323,861	$(23,181)	$1,038,490
Common stocks, mutual funds	81,801	8,302	(979)	89,124
Common stocks, subsidiaries	1,474,548	365,640	—	1,840,188
	$2,294,159	$697,803	$(24,160)	$2,967,802

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(338)	$28,884	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,286)	19,391	—	—
Corporate securities	(11,905)	272,696	(403)	3,821
Commercial mortgage-backed securities(1)	(1,009)	31,614	(2)	1,404
Residential mortgage-backed securities(1)	(9,294)	161,979	(3,791)	77,069
Asset-backed securities(1)	(1,504)	57,062	—	—
Total	$(25,336)	$571,626	$(4,196)	$82,294

Preferred stocks	$(238)	$6,129	$—	$—

Common stocks, unaffiliated	$(5,373)	$112,565	$(718)	$18,438
Common stocks, mutual funds	(70)	2,032	(19)	93
Total	$(5,443)	$114,597	$(737)	$18,531

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$39,913	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(454)	35,367	(811)	11,311
Commercial mortgage-backed securities(1)	(109)	5,008	—	—
Residential mortgage-backed securities(1)	(211)	24,531	(12,126)	142,594
Asset-backed securities(1)	—	—	(1)	3,973
Total	$(803)	$104,819	$(12,938)	$157,878

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(17,684)	$134,545	$(5,497)	$49,522
Common stocks, mutual funds	(540)	11,807	(439)	4,132
Total	$(18,224)	$146,352	$(5,936)	$53,654

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2013 and 2012, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 4.3% and 7.6% of the carrying value of these securities at December 31, 2013 and 2012, respectively. At December 31, 2013, there were a total of 303 securities held that are considered temporarily impaired, 34 of which have been impaired for 12 months or longer. At December 31, 2012, there were a total of 114 securities held that are considered temporarily impaired, 54 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $11.8 million, $28.6 million and $39.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2013 with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2013, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2013:

05949CNH5	$12,599	$12,439	$160	$12,439	$12,430	12/31/2013
12667GAH6	1,875	1,837	38	1,837	1,781	12/31/2013
12668ANW1	1,416	1,404	12	1,404	1,365	12/31/2013
126694JX7	1,553	1,532	21	1,532	1,519	12/31/2013
225470VY6	1,433	1,393	40	1,393	1,335	12/31/2013
32051GRW7	3,027	2,995	32	2,995	2,922	12/31/2013
32051GSD8	1,212	1,184	28	1,184	1,140	12/31/2013
466247ZQ9	10,647	10,518	129	10,518	10,406	12/31/2013
46628SAH6	2,693	2,624	69	2,624	2,443	12/31/2013
46628SAJ2	1,517	1,488	29	1,488	1,347	12/31/2013
52523KAJ3	1,336	1,332	4	1,332	1,032	12/31/2013
61749EAF4	1,789	1,723	66	1,723	1,602	12/31/2013
61754DAH7	9,945	9,194	751	9,194	8,817	12/31/2013
61752RAL6	652	612	40	612	537	12/31/2013
75970JAD8	937	921	16	921	800	12/31/2013
75970JAJ5	1,430	1,377	53	1,377	1,152	12/31/2013
93934FBL5	1,462	1,396	66	1,396	1,339	12/31/2013
126694JX7	1,843	1,667	176	1,667	1,657	9/30/2013
52523KAJ3	1,423	1,348	75	1,348	890	9/30/2013
86359DSR9	808	791	17	791	791	9/30/2013
12667GXD0	4,394	4,175	219	4,175	3,975	6/30/2013
32051GSD8	1,384	1,353	31	1,353	1,293	6/30/2013
466247ZQ9	12,441	12,148	293	12,148	11,625	6/30/2013
Total	XXX	XXX	$2,365	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2013, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2013, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$71,311	$71,891
After one through five	490,729	541,551
After five through ten	393,932	410,347
After ten	1,341,439	1,547,974
Mortgage-backed securities/Asset-backed securities	922,589	936,422
Total	$3,220,000	$3,508,185

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2013, 2012 and 2011 were $419.7 million, $711.6 million, and $469.4 million; gross gains of $6.4 million, $10.9 million, and $2.6 million and gross losses of $6.0 million, $3.4 million, and $0.9 million were realized on these sales in 2013, 2012 and 2011, respectively.

Proceeds from the sales of investments in equity securities during 2013, 2012 and 2011 were $268.0 million, $236.4 million, and $283.2 million; gross gains of $83.3 million, $74.7 million, and $103.4 million and gross losses of $2.7 million, $15.2 million, and $7.2 million were realized on these sales in 2013, 2012 and 2011, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Realized capital gains (losses)	$138,589	$58,488	$90,823
Less amount transferred to IMR (net of related taxes (benefits) of $223 in 2013, $2,663 in 2012, and $874 in 2011)	415	4,946	1,623
Less federal income tax expense (benefit) of realized capital gains (losses)	40,160	19,330	35,371
Net realized capital gains (losses)	$98,014	$34,212	$53,829

Net investment income consisted of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Debt securities	$172,870	$182,333	$188,836
Equity securities	47,474	39,832	181,432
Mortgage loans	2,176	3,252	2,678
Real estate	13,345	13,658	13,889
Policy loans	12,302	12,372	11,755
Cash, cash equivalents and short-term investments	356	491	479
Other invested assets	89,225	44,955	62,079
Other	678	482	711
Gross investment income	338,426	297,375	461,859
Investment expenses	15,621	18,201	19,246
Net investment income	$322,805	$279,174	$442,613

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2013, 100.0% of such mortgages, or $17.8 million, involved properties located in Florida, Kentucky, and Ohio. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $11.1 million. During 2013, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

Proceeds from the sales of real estate during 2013, 2012 and 2011 were $0.0 million, $6.7 million, and $55.5 million, respectively. Gross gains of $0.0 million, $0.0 million, and $27.9 million were realized on these sales in 2013, 2012 and 2011, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2013, 2012 and 2011.

The Company has entered into an interest rate swap and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swap is forward starting and allows the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate.  The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  The derivative instruments are not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  The maximum exposure for these instruments at December 31, 2013, was $47.5 million.  The fair value at December 31, 2013, was $31.0 million and the change in fair value was $28.9 million for the year ended 2013.  The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty.  Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets instead of using similar thresholds.  At December 31, 2013, $11.4 million cash collateral has been posted by the counterparty.

The Company sells covered call options on equity securities to enhance investment returns.  The Company receives a premium for entering into the transaction and will be required to sell the underlying security if the option is exercised after the equity price reaches a specified level.  The

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

options are designated as income generation transactions and follow the accounting for the underlying equity securities.  The options are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the option expires, the premium is recognized as a realized gain.  The Company can pay to close the transaction, rather than letting the option expire or be exercised, with the net proceeds recognized as a realized gain or loss.  If the option is exercised, the premium received is used to adjust the disposition proceeds and included in the disposed securities’ capital gain or loss.  The change in fair value was $(2.2) million, $0.5 million and $(0.1) million for the years ended December 31, 2013, 2012, and 2011, respectively.

Information related to the Company’s derivative instruments and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$36,960	$—
Gross amounts offset	—	—
Net amount of assets	$36,960	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(10,607)	$(1,098)
Gross amounts offset	—	—
Net amount of liabilities	$(10,607)	$(1,098)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

·                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

·                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are call options. The fair value of these instruments is determined through the use of third-party pricing services utilizing market observable inputs.

·                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private funds that invest primarily in domestic debt securities and private equity investments. The fair values of these assets have been determined utilizing the net asset values of the funds.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Common stocks, unaffiliated	1,473,505	1,473,505	—	—
Common stocks, mutual funds	91,472	91,472	—	—
Derivative assets	36,960	—	36,960	—
Separate account assets	950,530	628,081	252,638	69,811
Total assets	$2,554,842	$2,193,058	$291,973	$69,811

Liabilities:
Derivative liabilities	$(10,607)	$—	$(10,607)	$—

At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,879	$—	$2,879	$—
Residential mortgage-backed securities	964	—	964	—
Preferred stocks, unaffiliated	112	—	—	112
Common stocks, unaffiliated	1,038,490	1,038,490	—	—
Common stocks, mutual funds	89,124	89,124	—	—
Separate account assets	805,137	472,963	257,274	74,900
Total assets	$1,936,706	$1,600,577	$261,117	$75,012

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$(1,098)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2013	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2013
	(In Thousands)
Assets:
Preferred stock	$112	$—	$—	$—	$—	$—	$(112)	$—
Separate account assets	74,900	—	—	8,340	(11,432)	—	(1,997)	69,811
Total assets	$75,012	$—	$—	$8,340	$(11,432)	$—	$(2,109)	$69,811

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$—	$—	$—	$1,098	$—

  *     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$4,513	$—	$—	$(15,945)	$(11,432)
Total	$4,513	$—	$—	$(15,945)	$(11,432)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2012	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$687	$(100)	$505	$—	$(77)	$—	$(1,015)	$—
Preferred stock	—	—	—	—	—	112	—	112
Separate account assets	70,495	—	—	(2,397)	(1,302)	8,172	(68)	74,900
Total assets	$71,182	$(100)	$505	$(2,397)	$(1,379)	$8,284	$(1,083)	$75,012

Liabilities:
Derivative liabilities	$(693)	$3,288	$469	$—	$(4,162)	$—	$—	$(1,098)

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

  *     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(77)	$(77)
Separate account assets	10,988	(1,170)	—	(11,120)	(1,302)
Derivative liabilities	—	(21,365)	—	17,203	(4,162)
Total	$10,988	$(22,535)	$—	$6,006	$(5,541)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,220,000	$3,508,185	$33,529	$3,438,871	$35,785
Common stock:
Unaffiliated	1,473,505	1,473,505	1,473,505	—	—
Mutual funds	91,472	91,472	91,472	—	—
Preferred stock	11,577	11,417	—	11,417	—
Mortgage loans	17,821	18,801	—	—	18,801
Cash, cash equivalents and short-term investments	225,014	225,014	225,014	—	—
Other invested assets, surplus notes	7,935	9,261	—	9,261	—
Securities lending reinvested collateral assets	24,147	24,147	24,147	—	—
Derivative assets	36,960	36,960	—	36,960	—
Separate acct. assets	950,530	950,530	628,081	252,637	69,812

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,167	$6,353	$—	$—	$6,353
Derivative liabilities	10,607	10,607	—	10,607	—
Securities lending liability	191,276	191,276	—	—	191,276

	December 31, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,385,055	$3,915,278	$67,332	$3,823,943	$24,003
Common stock:
Unaffiliated	1,038,490	1,038,490	1,038,490	—	—
Mutual funds	89,124	89,124	89,124	—	—
Preferred stock	112	112	—	—	112
Mortgage loans	31,793	34,056	—	—	34,056
Cash, cash equivalents and short-term investments	118,438	118,438	118,438	—	—
Other invested assets, surplus notes	7,941	10,180	—	10,180	—
Securities lending reinvested collateral assets	21,522	21,815	21,815	—	—
Separate acct. assets	805,137	805,137	472,963	130,136	202,038

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,597	$7,189	$—	$—	$7,189
Derivative liabilities	1,098	1,098	—	—	1,098
Securities lending liability	107,218	107,218	—	—	107,218

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.2 billion at December 31, 2013. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,853,301	$10,221,039
Preferred and common stocks	246,746	164,071
Investment in common stock of subsidiaries	997	968
Mortgage loans	720,752	783,940
Policy loans	41,511	43,563
Real estate, held for the production of income	—	24,356
Cash, cash equivalents and short-term investments	220,873	138,257
Receivable for securities	2,115	3,861
Derivatives	39,843	4,020
Securities lending reinvested collateral assets	17,452	15,645
Other invested assets	187,339	133,473
Total cash and invested assets	12,330,929	11,533,193

Investment income due and accrued	103,514	101,891
Premiums deferred and uncollected	20,376	20,898
Current federal income taxes recoverable	—	39,191
Net deferred income tax asset	—	6,410
Funds withheld under coinsurance agreement	642,247	634,110
Other admitted assets	11,558	12,958
Separate account assets	38,183	39,232
Total admitted assets	$13,146,807	$12,387,883

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2013	2012
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,973,439	$9,845,766
Liability for deposit-type contracts	1,350,803	1,038,343
Policy and contract claims	47,744	19,627
Premiums received in advance	527	373
Total policy and contract liabilities	11,372,513	10,904,109

General expense due and accrued	—	5,001
Current federal income taxes payable to parent	19,328	—
Net deferred tax liability	3,552	—
Transfer to (from) separate accounts due and accrued, net	(2,674)	(2,496)
Asset valuation reserve	153,940	127,458
Interest maintenance reserve	10,322	19,309
Other liabilities	63,622	64,395
Derivatives	5,820	—
Payable for securities lending	305,521	205,150
Separate account liabilities	38,183	39,232
Total liabilities	11,970,127	11,362,158

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	382,872	231,917
Total capital and surplus	1,176,680	1,025,725
Total liabilities and capital and surplus	$13,146,807	$12,387,883

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$935,672	$1,553,345	$887,767
Net investment income	546,468	578,146	603,042
Considerations for supplementary contracts with life contingencies	2,290	1,839	3,184
Amortization of the interest maintenance reserve	8,393	7,286	2,536
Fees from management of separate accounts	440	496	588
Other revenues	34,179	9,264	343
Total premiums and other revenues	1,527,442	2,150,376	1,497,460
Benefits paid or provided:
Death benefits	217,785	117,739	87,181
Annuity benefits	255,868	265,100	230,265
Disability and accident and health benefits	2,773	2,834	2,861
Surrender benefits	595,599	558,425	570,448
Payments on supplementary contracts with life contingencies	3,189	3,266	3,322
Other benefits	1,981	1,776	1,829
Increase (decrease) in policy reserves and other policyholders’ funds	138,560	872,336	302,638
Total benefits paid or provided	1,215,755	1,821,476	1,198,544
Insurance expenses and other deductions:
Commissions	49,490	48,703	55,791
Commission and expense allowance on reinsurance assumed	3,104	150,816	—
General expenses	84,721	84,970	73,643
Net transfers to (from) separate accounts	(7,104)	(10,074)	(8,958)
Other deductions	4,477	15,576	12,534
Total insurance expenses and other deductions	134,688	289,991	133,010
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	176,999	38,909	165,906
Federal income tax expense (benefit), excluding tax on capital gains	66,249	(2,399)	41,944
Gain (loss) from operations before net realized capital gains (losses)	110,750	41,308	123,962
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(1,905)	(7,023)	(19,642)
Net income (loss)	$108,845	$34,285	$104,320

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $123.8 million, $79.1 million, and $24.7 million in 2013, 2012 and 2011, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $48.7 million and $164.9 million at December 31, 2013 and 2012, respectively.

At December 31, 2013 and 2012, the Company had $91.5 million and $89.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 18, 2013, the Company paid a $50.0 million dividend to its parent, WSFG.  The dividend consisted of $0.2 million in cash and $49.8 in common stocks at fair value.

On December 18, 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 in common stocks at fair value.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, WSFG. The capital contribution was in the form of cash.

On December 21, 2012, the Company paid a $30.0 million capital contribution to its subsidiary, WSLAC. The capital contribution was in the form of cash.

On December 19, 2012, the Company received a $1.0 million ordinary distribution from its subsidiary, W&S Operating Holdings, LLC.

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

The Company had $44.3 million and $79.5 million receivable from parent, subsidiaries and affiliates as of December 31, 2013 and 2012, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2013 or 2012.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $610.4 million and $623.3 million at December 31, 2013 and 2012, respectively.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.3 million at December 31, 2013 and 2012, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Direct premiums	$268,200	$278,522	$281,531
Assumed premiums:
Affiliates	3,910	5,957	4,474
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,279)	(5,310)	(5,648)
Net premiums	$266,831	$279,169	$280,357

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,582	3,691	2,910
Policy and contract liabilities:
Affiliates	610,407	623,313	639,092
Nonaffiliates	56,392	55,361	52,153
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	93	316	150

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2013, 2012 and 2011, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2013, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2013, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2013, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2013, if all reinsurance agreements were cancelled.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $33.5 million and $(28.5) million at December 31, 2013 and 2012, respectively. The tax years of 2013, 2012, 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2013, in the event of future net losses is $78.1 million, $39.5 million, and $38.2 million from 2013, 2012 and 2011, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2013 (in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$274,090	$14,287	$288,377
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	274,090	14,287	288,377
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	274,090	14,287	288,377
(f)	Deferred tax liabilities	127,317	202,705	330,022
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$146,773	$(188,418)	$(41,645)

		12/31/2012 (in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$285,182	$27,578	$312,760
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	285,182	27,578	312,760
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	285,182	27,578	312,760
(f)	Deferred tax liabilities	114,432	122,693	237,125
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$170,750	$(95,115)	$75,635

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change (in thousands)
		(7)	(8)	(9)
		(Col 1-4)	(Col 2-5)	(Col 7+8)
Change:		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(11,092)	$(13,291)	$(24,383)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(11,092)	(13,291)	(24,383)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	(11,092)	(13,291)	(24,383)
(f)	Deferred tax liabilities	12,885	80,012	92,897
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(23,977)	$(93,303)	$(117,280)

			12/31/2013 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$34,273	$14,287	$48,560
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	631,325
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		239,817	—	239,817
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$274,090	$14,287	$288,377

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			12/31/2012 (in thousands)
					(3)
			(1)	(2)	(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$63,455	$12,500	$75,955
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	539,429
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		221,727	15,078	236,805
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$285,182	$27,578	$312,760

			Change (in thousands)
			(7)	(8)	(9)
			(Col 1-4)	(Col 2-5)	(Col 7+8)
			Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$(29,182)	$1,787	$(27,395)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	91,896
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		18,090	(15,078)	3,012
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))		$(11,092)	$(13,291)	$(24,383)

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2013	2012
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount.	1,025%	985%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$476,187	$424,835

		12/31/2013
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$274,090	$14,287
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$274,090	$14,287
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2012
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$285,182	$27,578
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.02%	4.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$285,182	$27,578
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.02%	4.00%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies:

(a)	Adjusted gross DTAs amount	$(11,092)	$(13,291)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(5.02)%	(4.00)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(11,092)	$(13,291)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(5.02)%	(4.00)%

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2013	12/31/2012	12/31/2011
			(in thousands)
(1)	Current income tax

	(a)	Federal	$38,859	$17,805	$(2,101)
	(b)	Foreign	191	758	365
	(c)	Subtotal	39,050	18,563	(1,736)
	(d)	Federal income tax on net capital gains	40,160	19,330	35,371
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	(18,163)	4,028	(11,770)
	(g)	Federal and foreign income taxes incurred	$61,047	$41,921	$21,865

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
				(in thousands)
(2)	Deferred tax assets

	(a)	Ordinary:
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	73,759	63,152	10,607
		(4)	Investments	—	8,451	(8,451)
		(5)	Deferred acquisition costs	31,301	32,300	(999)
		(6)	Policyholder dividends accrual	9,364	9,383	(19)
		(7)	Fixed assets	1,712	2,266	(554)
		(8)	Compensation and benefits accrual	140,171	122,806	17,365
		(9)	Pension accrual	—	29,963	(29,963)
		(10)	Receivables — nonadmitted	11,879	11,057	822
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	5,904	5,804	100
			(99) Subtotal	274,090	285,182	(11,092)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		274,090	285,182	(11,092)
	(e)	Capital:
		(1)	Investments	14,287	27,578	(13,291)
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	14,287	27,578	(13,291)
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99 – 2f – 2g)		14,287	27,578	(13,291)
	(i)	Admitted deferred tax assets (2d + 2h)		$288,377	$312,760	$(24,383)

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2013	12/31/2012	Change
				(in thousands)
(3)	Deferred tax liabilities

	(a)	Ordinary:
		(1)	Investments	$86,547	$83,321	$3,226
		(2)	Fixed assets	4,681	4,713	(32)
		(3)	Deferred and uncollected premium	18,321	18,830	(509)
		(4)	Policyholder reserves	—	—	—
		(5)	(99) Other	17,768	7,568	10,200
			Subtotal	127,317	114,432	12,885
	(b)	Capital:
		(1)	Investments	202,705	122,693	80,012
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	202,705	122,693	80,012
	(c)	Deferred tax liabilities (3a99 + 3b99)		$330,022	$237,125	$92,897

(4)	Net deferred tax assets (liabilities) (2i – 3c)			$(41,645)	$75,635	$(117,280)

Among the more significant book to tax adjustments were the following:

	12/31/2013	Effective Tax Rate	12/31/2012	Effective Tax Rate	12/31/2011	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$4,706	35.00%	$(162)	35.00%	$73,245	35.00%
Dividend received deduction	(3,353)	(24.93)	(5,391)	1,162.78	(56,613)	(27.05)
Tax credits	(2,404)	(17.88)	(1,633)	352.18	(1,621)	(0.77)
Other invested assets and nonadmitted change	(1,545)	(11.49)	(8,310)	1,792.33	1,716	0.82
Post-retirement benefit plans	(7,575)	(56.34)	10,550	(2,275.36)	7,221	3.45
Additional minimum pension liability	—	0.00	(12,761)	2,752.15	(17,202)	(8.22)
STAT contingency reserve	(7,001)	(52.06)	—	0.00	—	0.00
Pension asset	—	0.00	—	0.00	(14,000)	(6.69)
Other	(2,736)	(20.35)	(658)	141.84	(2,609)	(1.25)
Total statutory income taxes	$(19,908)	(148.05)%	$(18,365)	3,960.92%	$(9,863)	(4.71)%

Federal and foreign income taxes incurred	$20,887	155.33%	$22,591	(4,872.31)%	$(13,506)	(6.45)%
Change in net deferred income taxes*	(40,795)	(303.38)	(40,956)	8,833.23	3,643	1.74
Total statutory income taxes	$(19,908)	(148.05)%	$(18,365)	3,960.92%	$(9,863)	(4.71)%

*    Excludes change in net deferred income taxes on realized gains/losses of $2,978, $1,141 and $(4,129) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2013 and 2012, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $371.1 million in 2014 without seeking prior regulatory approval based on dividends paid of $50.0 million at December 31, 2013, and capital and surplus of $4,211.0 million at December 31, 2013.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators.  As of December 31, 2013, the Company has recorded a liability of $25.0 million for estimated losses as a result of these audits.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The West Virginia Treasurer (who has not settled with the Company) has brought suit seeking to require the Company to annually check the Social Security Death Master File for deceased insureds, and alleging that the Company’s previous failure to do so has rendered its unclaimed property reports incomplete and fraudulent.  The Treasurer seeks attorney fees, interest and penalties for allegedly willful misconduct and fraudulent reporting, and other, varied relief (including identification and payment of death claims).  In late December 2013, the trial court dismissed the actions against the Company.  The Treasurer has since filed a notice of appeal to the Supreme Court of Appeals of West Virginia.  The amount of loss, if any, that the Company may ultimately recognize as a result of this litigation cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions.  The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2013, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2013, the Company has future commitments to provide additional capital contributions of $349.5 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2013, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	388,141	—	—	388,141	30.2
Not subject to discretionary withdrawal	11,417	—	886,779	898,196	69.8
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	399,558	—	886,779	1,286,337	100.0%
Less reinsurance ceded	144,913	—	—	144,913
Net annuity reserves and deposit-type contract liabilities	$254,645	$—	$886,779	$1,141,424

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$905,716	$820,214	$177,484	$155,457
Service cost	18,130	16,800	1,194	5,226
Interest cost	37,853	38,925	8,433	7,515
Medicare Part D payments received	—	—	290	2,013
Contribution by plan participants	—	—	4,797	3,805
Actuarial (gain) loss	(46,854)	78,993	39,018	22,150
Benefits paid	(49,708)	(46,346)	(17,508)	(18,682)
Plan amendments	—	(2,870)	(14,208)	—
Benefit obligation at end of year	$865,137	$905,716	$199,500	$177,484

Change in plan assets:
Fair value of plan assets at beginning of year	$790,238	$740,043	$—	$—
Actual return on plan assets	146,249	96,541	—	—
Employer contribution	—	—	12,421	12,863
Plan participants’ contributions	—	—	4,797	3,806
Medicare Part D payments received	—	—	290	2,013
Benefits paid	(49,708)	(46,346)	(17,508)	(18,682)
Fair value of plan assets at end of year	$886,779	$790,238	$—	$—

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$21,642	$(115,478)	$(199,500)	$(177,484)
Unrecognized net (gain) or loss	—	581,564	—	(31,180)
Unrecognized prior service cost	—	(37,696)	—	(21,460)
Net amount recognized*	$21,642	$428,390	$(199,500)	$(230,124)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(836,887)	$(875,740)	$(199,500)	$(177,484)

*Indicates nonadmitted

	Pension Benefits
	2013	2012	2011
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$18,130	$16,800	$14,702
Interest cost	37,853	38,925	40,815
Expected return on plan assets	(57,213)	(55,515)	(55,298)
Amount of recognized gains and losses	48,733	47,718	40,103
Amount of prior service cost recognized	(1,019)	(3,600)	(3,318)
Total net periodic benefit cost (benefit)	$46,484	$44,328	$37,004

	Postretirement Medical
	2013	2012	2011
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,194	$5,226	$5,396
Interest cost	8,433	7,515	8,582
Amount of recognized gains and losses	(135)	(2,356)	(2,244)
Amount of prior service cost recognized	786	(2,855)	(2,872)
Total net periodic benefit cost (benefit)	$10,278	$7,530	$8,862

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$—	$—	$	$—
Net transition asset or obligation recognized	543,868	—	(20,928)	—
Net prior service cost or credit arising during the period	7,743	—	(14,209)	—
Net prior service cost or credit recognized	1,019	—	(786)	—
Net gain and loss arising during the period	(143,633)	—	7,305	—
Net gain and loss recognized	(48,733)	—	135	—
Items not yet recognized as a component of net periodic cost — current year	$360,264	$—	$(28,483)	$—

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(1,019)	—	786	—
Net recognized gains and (losses)	28,924	—	(421)	—

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(28,934)	—	(4,742)	—
Net recognized gains and losses	389,198	—	(23,741)	—

Prior year numbers are not included because the Company did not have any amounts in unassigned funds (surplus) until the adoption of SSAP 102 and SSAP 92. Therefore, disclosures related to amounts included in unassigned funds (surplus) are not applicable until 2013.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012

Weighted-average discount rate	4.20%	4.90%	4.10%	4.90%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2013	2012	2013	2012

Weighted-average discount rate	4.85%	4.20%	4.80%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s additional minimum pension liability was $0.0 million and $85.6 million at December 31, 2013 and 2012, respectively.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was increased from 4.20% at December 31, 2012, to 4.85% at December 31, 2013. This resulted in a $71.0 million decrease in the pension benefit obligation in 2013.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The asset allocation for the defined benefit pension plan at the end of 2013 and 2012, and the target allocation for 2013 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2013	2013	2012
Asset category:
Equity securities	51%	62%	56%
Fixed income securities	27	16	20
Short-term investments	—	—	—
Other	22	22	24
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

·                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

·                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

·                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$13,235	$13,235	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,616	—	2,616	—
Corporate securities	85,724	—	82,315	3,409
Residential mortgage-backed securities	19,774	—	19,774	—
Commercial mortgage-backed securities	8,195	—	8,195	—
Asset-backed securities	6,061	—	1,214	4,847
Equity securities:
Common equity	391,928	391,928	—	—
Mutual funds	159,169	159,169	—	—
Preferred stock	1,911	—	1,911	—
Other invested assets:
Private equity and fixed income funds	179,866	—	132,824	47,042
Surplus notes	2,000	—	2,000	—
Real estate	8,964	—	—	8,964
Other assets	71,087	63,749	1,789	5,549
Total plan assets	$950,530	$628,081	$252,638	$69,811

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$19,772	$19,772	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,144	—	3,144	—
Corporate securities	99,006	—	99,006	—
Residential mortgage-backed securities	19,322	—	19,322	—
Commercial mortgage-backed securities	12,691	—	12,691	—
Asset-backed securities	4,494	—	4,494	—
Equity securities:
Common equity	283,318	283,318	—	—
Mutual funds	155,499	155,499	—	—
Other invested assets:
Private equity and fixed income funds	177,113	—	127,138	49,975
Other assets	6,894	—	—	6,894
Total plan assets	$781,253	$458,589	$265,795	$56,869

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2013	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3*	Ending Assets as of December 31, 2013
	(In Thousands)
Corporate securities	$—	$(231)	$—	$(37)	$3,677	$—	$3,409
Asset-backed securities	—	328	—	25	4,494	—	4,847
Other invested assets:
Private equity and fixed income funds	49,975	6,322	—	(9,255)	—	—	47,042
Real estate	6,894	2,070	—	—	—	—	8,964
Other assets	—	—	—	(2,166)	7,715	—	5,549
Total	$56,869	$8,489	$—	$(11,433)	$15,886	$—	$69,811

* Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(37)	$(37)
Asset-backed securities	—	—	—	25	25
Other invested assets:
Private equity and fixed income funds	4,513	—	—	(13,768)	(9,255)
Other assets	—	—	—	(2,166)	(2,166)
Total	$4,513	$—	$—	$(15,946)	$(11,433)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2012	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2012
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$39,630	$6,616	$—	$3,729	$—	$—	$49,975
Other assets	20,902	(10,499)	—	(3,509)	—	—	6,894
Total	$60,532	$(3,883)	$—	$220	$—	$—	$56,869

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$10,988	$—	$—	$(7,259)	$3,729
Other assets	—	—	—	(3,509)	$(3,509)
Total	$10,988	$—	$—	$(10,768)	$220

For measurement purposes of the postretirement benefit obligation, a 5.625% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2013. The rate was assumed to decrease gradually to 4.75% for 2021 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2013, by $26.2 million and $(21.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2013 by $1.3 million and $(1.1) million, respectively.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

At December 31, 2013, the assets of the Company’s pension include approximately $128.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $164.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $5.5 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2012, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $157.8 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2013, future benefit payments for the pension plan are expected as follows (in millions):

2014	$50.9
2015	51.1
2016	51.4
2017	52.0
2018	52.4
Five years thereafter	274.9

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2014	$13.6
2015	13.6
2016	13.6
2017	13.4
2018	13.4
Five years thereafter	65.9

The Company does not anticipate a required contribution to the pension plan during 2014. The Company did not contribute to the pension plan during 2013.

The Company made contributions to the postretirement medical plan of $12.4 million in 2013 and expects to contribute $133.4 million between 2014 and 2023, inclusive. The Company received $0.3 million of subsidies in 2013. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $3.9 million, $3.8 million, and $3.6 million for 2013, 2012 and 2011, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2013, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$7,567	$435
Ordinary renewal	76,681	51,855
Accident and health renewal	467	334
Assumed investment type contracts	452	452
Total	$85,167	$53,076

70

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2013

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$102,156	$104,486	$102,156
States, municipalities and political subdivisions	543,328	554,987	543,328
Foreign governments	31,073	31,212	31,073
All other corporate bonds	2,543,443	2,817,500	2,543,443
Preferred stocks	11,577	11,417	11,577
Total fixed maturities	3,231,577	3,519,602	3,231,577

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,031,836	1,564,977	1,564,977

Mortgage loans on real estate	17,821		17,821
Real estate	30,543		30,543
Policy loans	174,288		174,288
Other long-term investments	224,920		224,920
Cash, cash equivalents and short-term investments	249,161		249,161
Total investments	$4,960,146		$5,493,287

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written
Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

73

December 2014

PART C - Other Information

Item 24.                          Financial Statements and Exhibits

(a)                   Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2013

Statements of Operations for the Year Ended December 31, 2013

Statements of Changes in Net Assets for the Years Ended December 31, 2013 and 2012

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2013 and 2012

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2013 and 2012

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2013, 2012 and 2011

Notes to Financial Statements (Statutory-Basis)

(b)                   Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.

Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.	Not applicable

3.

a.

Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.

Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

c.

Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3 (B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.	Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175481), filed July 12, 2011.

1

b.

Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

c.

Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(CB) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

5.	Form of Application. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

6.	a.

Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

	b.	By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial c. registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
c.

Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

7.

a.

Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.

Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.

Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.

Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

c.

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.

Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.

Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.

Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

g.

Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.

Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29,

2

2007. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
i.

Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.

Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

k.

Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

l.

Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

m.

Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

n.

Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

o.

Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

p.

Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.

Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

r.

Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

s.

Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

t.

Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

u.

Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

v.

Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

w.

Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

x.	Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January

3

1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.
y.

Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

z.

Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

aa.

Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.

Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

cc.

Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

dd.

Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ee.

22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ff.

Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

gg.

Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hh.

22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ii.

Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

jj.

Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

kk.

Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ll.

Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

mm.

Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

nn.

Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

oo.	Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to

4

DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

pp.

Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(ll) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.

Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

rr.

Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ss.

Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

tt.

Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

uu.

Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.

Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ww.

Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

xx.

Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.

Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.

Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.

Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.

Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ccc.

Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ddd.

Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

eee.

Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s

5

Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
fff.

Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

ggg.

Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

hhh.

Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

iii.

Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

jjj.

Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

kkk.

Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

lll.

Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

mmm.

Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(mmm) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

nnn.

Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(nnn) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

ooo.

Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(ooo) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

9.	Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.
10.	Consent of Independent Registered Public Accounting Firm, filed herewith.
11.	Not applicable.
12.	Not applicable.
13.

Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011. Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.

Guarantee from WSLIC to the policy holders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.                          Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

6

Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(1)	Director, Vice President
Dale Patrick Hennie(2)	Director
Eric C. Fast(3)	Director
Cameron F. MacRae III(4)	Director
Newton Phelps Stokes Merrill(5)	Director
George R. Bunn Jr.(6)	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing(1)	Director, Senior Vice President
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Daniel R. Larsen	Vice President
Paul M. Kruth(1)	Vice President
Denise L. Sparks	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing
Dawn M. Travis	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(3) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(4) Principal Business Address: 125 East 72nd Street, Apt. 7B, New York, NY 10021

(5) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(6) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

7

Item 26.                   Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
2758 South Main SPE, LLC	Ohio	LLC	The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by Eagle Realty Investments, Inc. (ERI)	owns real estate entities
82 Flats, LLC	Indiana	LLC	64% owned by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	Ohio	LLC	ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	Delaware	LLC	Fore Eagle JV, LLC	owns/operates real estate
Belle Housing Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC and ERI 2%	owns real estate entities
Brickyard Apartments, LLC	Delaware	LLC	54% owned by BY Apartment Investor Holdings, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	FWIA	private equity fund management
BY Apartment Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	Indiana	LLC	WSLIC	owns/operates real estate
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Carmel Hotel Investor, LLC	Ohio	LLC	Carmel Holdings, LLC	owns real estate entities
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	Delaware	Corporation	Columbus Life Insurance Company (CLIC)	securities broker-dealer and registered investment advisor
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	CLIC	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate

8

Affiliate	State	Entity	Ownership	Type of Business
Dallas City Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	Eagle Realty Group, LLC	real estate
Elan Dallas City Lights GP, LLC	Delaware	General Partnership	Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	Delaware	LP	Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights Owner, LP	Delaware	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	Delaware	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	Ohio	LLC	Galleria Investor Holdings, LLC	owns real estate entities
FDC Siena JV, LLC	Delaware	LLC	69% owned by Siena Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Flats Apartments Investor Holdings, LLC	Ohio	LLC	98% owner by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	Ohio	LLC	Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	Delaware	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	FWIA	managing partner for private equity funds
Fort Washington Emerging Markets Fixed Income, LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	Delaware	LLC	FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	Managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	Managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	General partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund

9

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	Delaware	LP	general partner is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	Delaware	LP	General Partner is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	Delaware	LP	General Partner is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	Delaware	LP	General Partner is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
FWPEI V GP, LLC	Delaware	LLC	FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	Delaware	LLC	FWIA	general partner of Fund VIII
FWPEO II GP, LLC	Delaware	LLC	FWIA	private equity fund management
FWPEO III GP, LLC	Delaware	LLC	FWIA	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% owned by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	Delaware	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns/operates real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	Western-Southern Life Assurance Company (WSLAC)	marketing and distribution
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	WSLIC	insurance marketing services

10

Affiliate	State	Entity	Ownership	Type of Business
Integrity Life Insurance Company	Ohio	Corporation	WSLIC	Insurance company
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
JLB Southpark Apartments LLC	Delaware	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Ohio	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC	WSLIC	owns/operates real estate
LLIA, Inc.	Indiana	Corporation	The Lafayette Life Insurance Company	insurance agency
Lookout Corporate Center	Kentucky	Joint Venture General Partner	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	WSLIC	owns real estate entities
Miller Creek Associates, LLC	Delaware	LLC	59% by Miller Creek Investor Holdings, LLC	owns/operates real estate
Miller Creek Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLCl; ERI 2%	owns real estate entities
Miller Creek Residences, LLC	Delaware	LLC	Miller Creek Associates, LLC	owns/operates real estate
NE Emerson Edgewood, LLC	Indiana	LLC	60% owned by The Lafayette Life Insurance Company	owns real estate entities
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	WSLAC	owns real estate entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	OTR Walnut Housing, Ltd.	owns/operates real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by FWIA	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund

11

Affiliate	State	Entity	Ownership	Type of Business
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	Indiana	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments, LLC	Kansas	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Queen City Square Development I, LLC	Ohio	LLC	Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	WSLIC	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI)	owns real estate entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Seventh and Culvert Garage, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	owns real estate entities
Shelbourne Housing Investor, LLC	Ohio	LLC	Shelbourne Holdings, LLC	owns real estate entities
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	Delaware	LLC	100% owned by FDC Siena JV, LLC	owns/operates real estate
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Skye at Arbor Lakes, LLC	Delaware	LLC	69% owned by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
Skye Maple Grove, LLC	Delaware	LLC	Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
SP Charlotte Apts Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	Ohio	LLC	50% owned by WSFG	owns/leases airplane
SSW Jet Ltd	Ohio	LLC	50% owned by WSFG	owns/leases airplane
Summerbrooke Apartments Investor, LLC	Ohio	LLC	Summerbrooke Holdings, LLC	owns real estate entities
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Sundance Hotel Investor, LLC	Ohio	LLC	Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

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Affiliate	State	Entity	Ownership	Type of Business
The Lafayette Life Insurance Company	Ohio	Corporation	Western & Southern Financial Group, Inc. (WSFG)	Insurance company
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	WSFG	Insurance company
Touchstone Advisors, Inc.	Ohio	Corporation	IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	IFS	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	General partner is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	General partner is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Uptown Denver Investor, LLC	Ohio	LLC	Uptown Denver Apartment Holdings, LLC	owns real estate entities
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W & S Group, Inc.	Ohio	Corporation	Inactive
W&S Brokerage Services, Inc.	Ohio	Corporation	WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	IFS	insurance agency
W&S Real Estate Holdings, LLC	Ohio	LLC	WSLIC	owns/operates real estate
WestAd Inc.	Ohio	Corporation	WSLIC	publishing
Western & Southern Agency, Inc.	Ohio	Corporation	WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Holding Company	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	WSLIC	Insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	Eagle Realty Group, LLC is Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities

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Affiliate	State	Entity	Ownership	Type of Business
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by ERI	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	General partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Cincinnati LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Columbus LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Dallas LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Hartford LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns/operates real estate entity
WSLR LLC	Delaware	LLC	WSLR Holdings LLC	owns/operates real estate entities
WSLR Skyport LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
WSLR Union LLC	Ohio	LLC	WSLR LLC	owns/operates real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.      Number of Contract Owners

As of December 15, 2014, 289 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.      Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling

14

person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Daniel R. Larsen(1)	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.      Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.      Management Services

There are currently no management-related services provided to the Registrant.

Item 32.      Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

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(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 15th day of December 2014.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 15th day of December 2014.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
December 15, 2014

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
December 15, 2014

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
December 15, 2014

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
December 15, 2014	December 15, 2014

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
December 15, 2014	December 15, 2014

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
December 15, 2014	December 15, 2014

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 15th day of December 2014.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
December 15, 2014

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
December 15, 2014

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
December 15, 2014

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
December 15, 2014	Jo Ann Davidson
December 15, 2014

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for Donald A. Bliss	Bradley J. Hunkler, Attorney-in-Fact for George H. Walker, III
December 15, 2014	December 15, 2014

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for James N. Clark	Bradley J. Hunkler, Attorney-in-Fact for Thomas L. Williams
December 15, 2014	December 15, 2014